UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 033-45961
File No. 811-06569

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			/X/
	Pre-Effective Amendment No.		/ /
	Post-Effective Amendment No.	212	/X/
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			/X/
	Amendment No.	212	/X/

(Check appropriate box or boxes)

IVY FUNDS
(Exact Name of Registrant as Specified in Charter)

100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:			(800) 523-1918

David F. Connor, Esq., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Name and Address of Agent for Service)

Please send copies of all communications to: Mark R. Greer, Esq. Stradley, Ronon, Stevens & Young, LLP 191 North Wacker Drive, Suite 1601, Chicago, IL 60606 (312) 964-3505
Approximate Date of Proposed Public Offering:			July 31, 2025

It is proposed that this filing will become effective (check appropriate box):
/ /	immediately upon filing pursuant to paragraph (b)
/X/	on July 31, 2025 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Macquarie Asset Strategy Fund, Macquarie Balanced Fund, Macquarie Core Equity Fund, Macquarie Global Growth Fund, Macquarie International Core Equity Fund, Macquarie Large Cap Growth Fund, Macquarie Mid Cap Growth Fund, Macquarie Mid Cap Income Opportunities Fund, Macquarie Smid Cap Core Fund, Macquarie Small Cap Growth Fund, Macquarie Systematic Emerging Markets Equity Fund, Macquarie Climate Solutions Fund, Macquarie Natural Resources Fund, Macquarie Real Estate Securities Fund, Macquarie Science and Technology Fund, Macquarie Global Bond Fund and Macquarie High Income Fund (collectively, the “Funds”), series of the Ivy Funds (the “Registrant”). The prospectuses and statements of additional information relating to the other series of the Registrant are not amended or superseded hereby.

--- C O N T E N T S ---

This Post-Effective Amendment No. 212 to Registration File No. 033-45961 includes the following:

1.	Facing Page
2.	Contents Page
3.	Part A – Prospectus (1)
4.	Part B – Statement of Additional Information (1)
5.	Part C – Other Information (1)
6.	Signatures
7.	Exhibits

This Post-Effective Amendment relates only to the Class A, Class C, Institutional Class, Class R6, Class R and Class Y, as applicable, shares of the Funds, series of the Registrant.

(1)This Post-Effective Amendment contains a Prospectus and Statement of Additional Information for two registrants (each of which offers its shares in multiple series). A separate post-effective amendment, which includes the common Prospectus and Statement of Additional Information and its own Part C, is being filed separately for the other registrant.

The Prospectus and Statement of Additional Information contained in this Post-Effective Amendment relate to the Class A, Class C, Institutional Class, Class R6, Class R and Class Y, as applicable, shares of the Funds and also to one series of Delaware Group Equity Funds IV. The Part C contained in this Post-Effective Amendment relates only to the Registrant. A separate post-effective amendment which includes the Prospectus and Statement of Additional Information as they relate to the one series of Delaware Group Equity Funds IV and its own Part C is being filed separately for Delaware Group Equity Funds IV.

Prospectus

Nasdaq ticker symbols
	Class A	Class C	Institutional Class	Class R6	Class R	Class Y
Macquarie Asset Strategy Fund	WASAX	WASCX	IVAEX	IASTX	IASRX	WASYX
Macquarie Balanced Fund	IBNAX	IBNCX	IYBIX	IBARX	IYBFX	IBNYX
Macquarie Core Equity Fund	WCEAX	WTRCX	ICIEX	ICEQX	IYCEX	WCEYX
Macquarie Global Growth Fund	IVINX	IVNCX	IGIIX	ITGRX	IYIGX	IVIYX
Macquarie International Core Equity Fund	IVIAX	IVIFX	ICEIX	IINCX	IYITX	IVVYX
Macquarie Large Cap Growth Fund	WLGAX	WLGCX	IYGIX	ILGRX	WLGRX	WLGYX
Macquarie Mid Cap Growth Fund	WMGAX	WMGCX	IYMIX	IGRFX	WMGRX	WMGYX
Macquarie Mid Cap Income Opportunities Fund	IVOAX	IVOCX	IVOIX	IVOSX	IVORX	IVOYX
Macquarie Smid Cap Core Fund	IYSAX	IYSCX	IVVIX	ISPVX	IYSMX	IYSYX
Macquarie Small Cap Growth Fund	WSGAX	WRGCX	IYSIX	IRGFX	WSGRX	WSCYX
Macquarie Systematic Emerging Markets Equity Fund	IPOAX	IPOCX	IPOIX	IMEGX	IYPCX	IPOYX
Macquarie Climate Solutions Fund	IEYAX	IEYCX	IVEIX	IENRX	IYEFX	IEYYX
Macquarie Healthcare Fund	DLHAX	DLHCX	DLHIX	n/a	DLRHX	n/a
Macquarie Natural Resources Fund	IGNAX	IGNCX	IGNIX	INRSX	IGNRX	IGNYX
Macquarie Real Estate Securities Fund	IRSAX	IRSCX	IREIX	IRSEX	IRSRX	IRSYX
Macquarie Science and Technology Fund	WSTAX	WSTCX	ISTIX	ISTNX	WSTRX	WSTYX
Macquarie Global Bond Fund	IVSAX	IVSCX	IVSIX	IVBDX	IYGOX	IVSYX
Macquarie High Income Fund	WHIAX	WRHIX	IVHIX	IHIFX	IYHIX	WHIYX

July 31, 2025

The US Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit macquarie.com/mam/e-delivery.

Table of contents

Fund summaries	1
Macquarie Asset Strategy Fund	1
Macquarie Balanced Fund	7
Macquarie Core Equity Fund	13
Macquarie Global Growth Fund	18
Macquarie International Core Equity Fund	23
Macquarie Large Cap Growth Fund	28
Macquarie Mid Cap Growth Fund	33
Macquarie Mid Cap Income Opportunities Fund	38
Macquarie Smid Cap Core Fund	43
Macquarie Small Cap Growth Fund	48
Macquarie Systematic Emerging Markets Equity Fund	53
Macquarie Climate Solutions Fund	58
Macquarie Healthcare Fund	64
Macquarie Natural Resources Fund	68
Macquarie Real Estate Securities Fund	74
Macquarie Science and Technology Fund	79
Macquarie Global Bond Fund	84
Macquarie High Income Fund	90
How we manage the Funds	96
Our principal investment strategies	96
Other investment strategies	115
The risks of investing in the Funds	116
Disclosure of portfolio holdings information	139
Who manages the Funds	140
Investment manager	140
Sub-advisors	142
Portfolio managers	143
Manager of managers structure	151
Who’s who	151
About your account	153
Investing in the Funds	153
Choosing a share class	153
Dealer compensation	157
Payments to intermediaries	158
How to reduce your sales charge	158
Buying Class A shares at net asset value	159
Waivers of contingent deferred sales charges	160
How to buy shares	161
Calculating share price	162
Fair valuation	162
Retirement plans	163
Document delivery	163
Inactive accounts	163
How to redeem shares	163
Investor services	165
Frequent trading of Fund shares (market timing and disruptive trading)	166
Dividends, distributions, and taxes	168
Certain management considerations	171
Financial highlights	172
Appendix A: Hypothetical Investment and Expense Information	288
Additional information	321

Fund summaries

Macquarie Asset Strategy Fund, a series of Ivy Funds

What is the Fund’s investment objective?

Macquarie Asset Strategy Fund seeks to provide total return.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	C	Inst.	R6	R	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none(1)	1.00%(1)	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	Inst.	R6	R	Y
Management fees	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and service (12b-1) fees	0.25%	1.00%	none	none	0.50%	0.25%
Other expenses	0.18%(2)	0.18%(2)	0.18%(2)	0.08%(2,3)	0.18%(2)	0.18%(2)
Acquired fund fees and expenses	0.01%(4)	0.01%(4)	0.01%(4)	0.01%(4)	0.01%(4)	0.01%(4)
Total annual fund operating expenses	1.12%(5)	1.87%(5)	0.87%(5)	0.77%(5)	1.37%(5)	1.12%(5)
[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	“Other expenses” includes the expenses of any wholly-owned subsidiaries of the Fund.
[3]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[4]

Acquired fund fees and expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies in which the Fund invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Fund's assets. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.

[5]

The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	(if not redeemed) C	C	Inst.	R6	R	Y
1 year	$683	$190	$290	$89	$79	$139	$114
3 years	$911	$588	$588	$278	$246	$434	$356
5 years	$1,156	$1,011	$1,011	$482	$428	$750	$617
10 years	$1,860	$2,190	$2,190	$1,073	$954	$1,646	$1,363

Fund summaries

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Macquarie Asset Strategy Fund seeks to achieve its objective by allocating its assets among different asset classes of varying correlation around the globe. Delaware Management Company (Manager), the Fund’s investment manager, primarily invests a portion of the Fund’s assets in global equity securities that the Manager believes can outperform the Fund’s benchmark index, the MSCI ACWI Index, over a full market cycle before taking into account fund expenses (the Equity portion). The Manager then invests the Fund’s remaining assets (the Diversifying portion) in various additional asset classes that may have a lower correlation or volatility than the Equity portion, including but not limited to global fixed-income securities, United States Treasury (Treasury) instruments, precious metals, commodities and cash. The Manager may allocate the Fund’s investments among these different asset classes in different proportions at different times, but generally seeks to invest 50%-80% of the Fund’s total assets in equities or equity-like securities and 20%-50% of the Fund’s total assets in the Diversifying portion. In connection with the active allocation among these different asset classes, Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the sub-advisor to the Fund, will also manage a tactical/completion sleeve. The tactical/completion sleeve will typically vary from 0% to 20% of the Fund’s total assets and primarily hold derivatives and exchange-traded funds (ETFs). If applicable, the derivatives and ETFs within the tactical/completion sleeve will also be counted towards the asset classes noted above. MIMAK and the Manager use a dynamic asset-allocation framework to determine the proportion of the Fund's assets that will be allocated to the various asset classes noted above, based on the market assessment and portfolio risk contribution for such asset classes.

For the purposes of this section, a reference to the Manager may also include MIMAK, with respect to its role as sub-advisor of the Fund.

In selecting securities for the Fund, the Manager primarily emphasizes a bottom-up (researching individual issuers) approach and seeks to find relative value across the asset classes noted above. Part of the Manager’s investment process also includes a top-down (assessing the market and economic environment) analysis.

With respect to the Equity portion, the Manager seeks what it believes are well-positioned companies with a strong and/or growing sustainable competitive advantage in attractive industries across the globe which the Manager believes can exceed current earnings estimates. The Manager looks for companies that are taking market share within their industries, which results in high levels of cash flow, as well as stable to improving margins and returns. The Manager generally focuses on companies that are growing, innovating, improving margins, returning capital through dividend growth or share buybacks and/or offering what the Manager believes to be sustainable high free cash flow.

The Fund has the flexibility to invest in both growth and value companies. Although the Fund primarily invests in securities issued by large, well-established companies, it may invest in securities issued by companies of any size.

Within the Diversifying portion, the Fund has the flexibility to invest in a wide range of assets that, in the Manager’s view, present attractive risk-adjusted returns as compared to the Equity portion, and/or reduce the Fund’s overall risk profile. Diversifying assets may be comprised of global fixed-income instruments, including investment-grade and high-yield bonds, as well as emerging market, corporate and sovereign bonds and bank loans. Such fixed-income instruments may include a significant amount, up to 35% of the Fund’s total assets, in high-yield/high-risk bonds, or junk bonds, which include bonds rated BB+ or below by S&P Global Ratings, a division of S&P Global, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Manager to be of comparable quality. When selecting these instruments, the Manager focuses heavily on free cash flow and an issuer’s ability to de-lever itself (in other words, to reduce debt) through the credit cycle. The Fund also can invest in government securities issued by the Treasury (such as Treasury bills, notes or bonds), obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or instrumentalities, international and supranational bonds issued or guaranteed by other governments, and mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises, as well as Treasury inflation-protected securities (TIPS), and cash.

The Fund may use a wide range of derivatives instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Fund’s portfolio characteristics. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

Within each of the Equity and the Diversifying portions, the Fund may invest in US and foreign securities. The Equity portion of the Fund generally will invest at least 30% of its assets, and may invest up to 75%, in foreign securities and in securities denominated in currencies other than the US dollar, including issuers located in and/or generating revenue from emerging markets. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

The Manager may allocate the Fund’s investments among the different types of assets noted above in different proportions at different times (keeping in mind the general percentages noted above) and may exercise a flexible strategy in selecting investments. The Manager does not intend to concentrate the Fund in any geographical region or industry sector; however, it is not limited by investment style or by the issuer’s location or industry sector.

Subject to diversification limits, the Fund also may invest up to 10% of its total assets at the time of investment in precious metals.

At times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund to effect certain investments consistent with the Fund's investment objective (Subsidiary). The Fund's investment in the Subsidiary is expected to provide the Fund with exposure to certain investments in accordance with the limits of the federal tax laws. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (1940 Act), that govern investment policies, capital structure and leverage on an aggregate basis with the Subsidiary. The Subsidiary complies with the 1940 Act's provisions relating to affiliated transactions and custody of assets.

In addition, the Manager may seek investment advice and recommendations relating to fixed income securities from its affiliates: Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL). The Manager may also permit MIMGL to execute Fund equity security trades on behalf of the Manager. The Manager may also permit MIMEL and MIMGL to exercise investment discretion and perform trading for fixed income securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and the Manager may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign and emerging markets risk — The risk that investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. Securities of issuers in emerging markets may be subject to greater risks than securities of issuers in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. Because ETFs are investment companies, a fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a fund's expenses may be higher and performance may be lower.

Commodity-related investments risk — The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory and other developments. Exposure to the commodities markets may subject a fund to greater volatility than investments in traditional securities.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

High yield (junk) bond risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Fund summaries

Loans and other direct indebtedness risk — The risk that a fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A fund's ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Mortgage-backed and asset-backed securities risk — Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in interest rates or general economic conditions. Certain mortgage-backed or asset-backed securities, such as collateralized mortgage obligations, real estate mortgage investment conduits, and stripped mortgage-backed securities, may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the Federal Home Loan Bank system (FHLB), are not backed by the “faith and credit” of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the US Treasury.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in an unanticipated direction. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Subsidiary risk — The Subsidiary is not registered, nor subject to the investor protections, under the 1940 Act, and does not benefit from all the investor protections that apply to 1940 Act-registered funds. Changes in applicable tax laws could result in the inability of the Fund and/or the Subsidiary to operate as described herein, which could adversely affect the Fund and its shareholders.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Macquarie Asset Strategy Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Calendar year-by-year total return (Class A)

Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-8.41%	-5.42%	18.37%	-5.49%	21.69%	13.46%	13.8%	-13.46%	15.61%	13.93%

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 9.96%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 17.88% for the quarter ended June 30, 2020, and its lowest quarterly return was -19.74% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2024

	1 year	5 years	10 years
Class A return before taxes	7.38%	6.76%	5.04%
Class A return after taxes on distributions	5.05%	4.47%	3.10%
Class A return after taxes on distributions and sale of Fund shares	5.32%	4.75%	3.46%
Class C return before taxes	12.16%	7.15%	5.02%
Institutional Class return before taxes	14.27%	8.31%	5.94%
Class R6 return before taxes	14.33%	8.43%	6.08%
Class R return before taxes	13.71%	7.70%	5.34%
Class Y return before taxes	13.96%	8.05%	5.69%
MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees or expenses)	17.49%	10.06%	9.23%
MSCI ACWI (All Country World Index) (gross) (reflects no deduction for fees, expenses, or taxes)	18.02%	10.58%	9.79%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Fund
Aaron Young	Managing Director, Senior Portfolio Manager - Global Multi-Asset	November 2021

Fund summaries

Sub-advisors

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) serves as sub-advisor for the Fund. MIMAK works together with the Manager to make the day-to-day investment decisions for the Fund and to determine the Fund's asset allocation.

Portfolio managers	Title with MIMAK	Start date on the Fund
Stefan Löwenthal, CFA	Managing Director, Head of Global Multi-Asset	November 2021
Jürgen Wurzer, CFA	Managing Director, Deputy Head of Global Multi-Asset	November 2021

Macquarie Investment Management Europe Limited

Macquarie Investment Management Global Limited

On April 21, 2025, Macquarie Group Limited, the parent company of the Manager, a series of Macquarie Investment Management Business Trust (MIMBT), together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire the US and European public investments asset management business of Macquarie Asset Management. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025.

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at macquarie.com/mam/account-access; by calling 800 523-1918; by regular mail (c/o Macquarie Funds, P.O. Box 534437, Pittsburgh, PA 15253-4437); by overnight courier service (c/o Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R, Institutional Class, Class Y, and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Macquarie Balanced Fund, a series of Ivy Funds

What is the Fund’s investment objective?

Macquarie Balanced Fund seeks to provide total return through a combination of capital appreciation and current income.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	C	Inst.	R6	R	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none (1)	1.00%(1)	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	Inst.	R6	R	Y
Management fees	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and service (12b-1) fees	0.25%	1.00%	none	none	0.50%	0.25%
Other expenses	0.15%	0.15%	0.15%	0.06%(2)	0.15%	0.15%
Acquired fund fees and expenses	0.01%(3)	0.01%(3)	0.01%(3)	0.01%(3)	0.01%(3)	0.01%(3)
Total annual fund operating expenses	1.09%(4)	1.84%(4)	0.84%(4)	0.75%(4)	1.34%(4)	1.09%(4)
Fee waivers and expense reimbursements	(0.11%)(5)	(0.11%)(5)	(0.11%)(5)	(0.10%)(5)	(0.11%)(5)	(0.11%)(5)
Total annual fund operating expenses after fee waivers and expense reimbursements	0.98%	1.73%	0.73%	0.65%	1.23%	0.98%
[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[3]

Acquired fund fees and expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies in which the Fund invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Fund's assets. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.

[4]

The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.

[5]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.72% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.64% of the Fund’s Class R6 shares’ average daily net assets, from April 25, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund summaries

Class	A	(if not redeemed) C	C	Inst.	R6	R	Y
1 year	$669	$176	$276	$75	$66	$125	$100
3 years	$891	$568	$568	$257	$230	$414	$336
5 years	$1,131	$985	$985	$455	$407	$724	$590
10 years	$1,818	$2,150	$2,150	$1,027	$921	$1,603	$1,319

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Macquarie Balanced Fund seeks to achieve its objective by investing primarily in a diversified mix of stocks, debt securities and short-term instruments, depending on market conditions. Regarding its income-generating equity investments, including convertible securities, the Fund invests primarily in medium to large, well-established companies, although it may invest in securities issued by companies of any size. The Fund invests at least 50% of its total assets in equity securities including convertible securities. The Fund may invest in preferred stocks and real estate investment trusts (REITs).

The Fund invests at least 30% of its total assets in debt securities with the objective of providing income and diversification although such diversification may not protect against market risk. The Fund’s debt securities may include US government securities or investment-grade corporate bonds rated BBB- or higher by S&P Global Ratings, a division of S&P Global, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Manager to be of comparable quality. The Fund may also invest up to 20% of its total assets in non-investment-grade debt securities. The Fund has no limitations on the range of maturities of the debt securities in which it may invest.

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the sub-advisor to the Fund, and the Manager use a dynamic asset-allocation framework to determine the proportion of the Fund's assets that will be allocated to the various asset classes noted above, based on the market assessment and portfolio risk contribution for such asset classes. The framework is intended to reduce riskier assets in times of market volatility and provide additional downside protection. In addition, MIMAK will also manage a tactical / completion sleeve and such sleeve will typically vary from 0% to 20% of the Fund’s total assets and primarily hold derivatives and exchange-traded funds (ETFs).

For the purposes of this section, a reference to the Manager may also include MIMAK, with respect to its role as sub-advisor of the Fund.

In evaluating investments for the Fund, the Manager focuses on companies with resilient business models characterized by stable growth rates; strong balance sheets; relative strength in earnings; attractive return profiles and valuation; and strong free cash flow generation. In so doing, the Manager evaluates a company’s management team, its financial position, its competitive position and the condition of its respective industry in addition to other factors. The Manager utilizes financial statements, independent research by its investment management personnel, third party research, brand studies done by outside parties and other tools and processes to identify what it believes to be attractive investment opportunities with a focus on the trajectory and sustainability of a company’s business model. The Manager also focuses on companies that possess a sustainable competitive advantage by evaluating factors such as brand equity/loyalty, proprietary technology, switching costs, access to distribution channels, capital requirements, economies of scale, and barriers to entry. In addition, the Manager’s analysis informs its view of an appropriate valuation for each potential investment.

Investment opportunities typically fall into two categories: company-specific ideas which include factors such as a company’s competitive positioning, production cycles, cost restructuring or a new management team; and thematic ideas where the Manager considers economic or political forces, interest rate term structure variances, cyclical inflections, changes in consumer behavior or technology shifts.

The Fund may use a wide range of derivatives instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Fund’s portfolio characteristics. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

In selecting debt securities for the Fund, the Manager focuses on current income and capital preservation and generally seeks to invest in investment-grade securities. The Fund may invest up to 30% of its total assets in foreign securities, including equity and fixed-income securities. Additionally, many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

The Fund may invest in bonds of any maturity or duration.

Generally, in determining whether to sell a security, the Manager uses the same analysis as identified above in order to determine if the security is appropriately valued or has met its anticipated price. The Manager also may sell a security if the security ceases to produce income, to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

In addition, the Manager may seek investment   advice and recommendations relating to fixed income securities from its affiliates: Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL). The Manager may also permit MIMGL to execute Fund equity security trades on behalf of the Manager. The Manager may also permit MIMEL and MIMGL to exercise investment discretion and perform trading for fixed income securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and the Manager may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Preferred stock risk — The risk that preferred stocks may be subordinated to bonds in terms of rights to their share of the company’s assets, may be less liquid than many other securities, and generally offer no voting rights with respect to the issuer. Preferred stocks may also be adversely affected by interest rates and may be callable by the issuer.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. Because ETFs are investment companies, a fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a fund's expenses may be higher and performance may be lower.

Foreign risk — The risk that investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the Federal Home Loan Bank system (FHLB), are not backed by the “faith and credit” of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the US Treasury.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

High yield (junk) bond risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

REIT-related risk — The risk that the value of a fund’s investments in a REIT may be adversely affected by (1) changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds; (2) loss of REIT federal tax status (and the resulting inability to qualify for

Fund summaries

modified pass-through tax treatment under the Internal Revenue Code of 1986, as amended (Internal Revenue Code) or changes in laws and/or rules related to that status; or (3) the REIT’s failure to maintain its exemption from registration under the Investment Company Act of 1940, as amended. In addition, a fund may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Macquarie Balanced Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of broad measures of market performance. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Calendar year-by-year total return (Class A)

Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-0.41%	1.95%	11.38%	-3.31%	22.08%	14.35%	16.28%	-16.11%	16.19%	15.68%

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 6.24%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 15.62% for the quarter ended June 30, 2020, and its lowest quarterly return was -16.28% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2024

	1 year	5 years	10 years
Class A return before taxes	9.01%	7.16%	6.55%
Class A return after taxes on distributions	8.27%	4.96%	4.64%
Class A return after taxes on distributions and sale of Fund shares	5.43%	5.19%	4.76%
Class C return before taxes	13.81%	7.59%	6.55%
Institutional Class return before taxes	15.97%	8.68%	7.44%
Class R6 return before taxes	16.12%	8.81%	7.59%
Class R return before taxes	15.45%	8.10%	6.84%
Class Y return before taxes	15.72%	8.44%	7.19%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.52%	13.10%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Fund
Aaron Young	Managing Director, Senior Portfolio Manager - Global Multi-Asset	November 2021

Sub-advisors

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) serves as sub-advisor for the Fund. MIMAK works together with the Manager to make the day-to-day investment decisions for the Fund and to determine the Fund's asset allocation.

Portfolio managers	Title with MIMAK	Start date on the Fund
Stefan Löwenthal, CFA	Managing Director, Head of Global Multi-Asset	November 2021
Jürgen Wurzer, CFA	Managing Director, Deputy Head of Global Multi-Asset	November 2021

Macquarie Investment Management Europe Limited

Macquarie Investment Management Global Limited

On April 21, 2025, Macquarie Group Limited, the parent company of the Manager, a series of Macquarie Investment Management Business Trust (MIMBT), together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire the US and European public investments asset management business of Macquarie Asset Management. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025.

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at macquarie.com/mam/account-access; by calling 800 523-1918; by regular mail (c/o Macquarie Funds, P.O. Box 534437, Pittsburgh, PA 15253-4437); by overnight courier service (c/o Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250

Fund summaries

and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R, Institutional Class, Class Y, and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Macquarie Core Equity Fund, a series of Ivy Funds

What is the Fund’s investment objective?

Macquarie Core Equity Fund seeks to provide capital growth and appreciation.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	C	Inst.	R6	R	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none (1)	1.00%(1)	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	Inst.	R6	R	Y
Management fees	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and service (12b-1) fees	0.25%	1.00%	none	none	0.50%	0.25%
Other expenses	0.13%	0.13%	0.13%	0.06%(2)	0.13%	0.13%
Total annual fund operating expenses	1.01%	1.76%	0.76%	0.69%	1.26%	1.01%
Fee waivers and expense reimbursements	(0.02%)(3)	(0.02%)(3)	(0.02%)(3)	(0.02%)(3)	(0.02%)(3)	(0.02%)(3)
Total annual fund operating expenses after fee waivers and expense reimbursements	0.99%	1.74%	0.74%	0.67%	1.24%	0.99%
[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[3]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.74% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.67% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	(if not redeemed) C	C	Inst.	R6	R	Y
1 year	$670	$177	$277	$76	$68	$126	$101
3 years	$876	$552	$552	$241	$219	$398	$320
5 years	$1,099	$952	$952	$420	$382	$690	$556
10 years	$1,738	$2,071	$2,071	$940	$857	$1,521	$1,234

Fund summaries

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Macquarie Core Equity Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities, primarily in common stocks of large-capitalization companies. The Fund seeks to invest in companies that the Manager believes are high-quality, have sustainable competitive advantages accompanied by financial strength and earnings stability, and have leading positions in their industries. Large-capitalization companies typically are companies with market capitalizations of at least $10 billion at the time of acquisition. The Fund invests in securities that have the potential for capital appreciation, or that the Manager expects to resist market decline. Although the Fund primarily invests in securities issued by large-capitalization companies, it may invest in securities issued by companies of any size. The Fund may invest in securities of companies across the valuation spectrum, including securities issued by growth and value companies.

The Manager believes that long-term earnings potential relative to market expectations is an important component for stock performance. The Manager balances a top-down (assessing the market environment) approach with a bottom-up (researching individual issuers) analysis when selecting securities for the Fund, and seeks to exploit what it believes to be catalysts for multi-year earnings growth in companies that it believes have strong or strengthening competitive advantages. Earnings catalysts are diversified across both thematic and company-specific projections.

From a top-down perspective, the Manager seeks to identify current trends or themes which indicate specific industries that have the potential to experience multi-year growth. The Manager considers various thematic catalysts in its analysis, including major macro-economic and political forces, cyclical inflections, changes in consumer behavior and technology shifts. Once a trend or theme is identified, the Manager seeks to invest for the Fund in what it believes are dominant companies that will benefit from these trends or themes; including companies that the Manager believes have long-term earnings potential that exceeds market expectations. Through its bottom-up stock selection, the Manager searches for companies for which it believes market expectations are too low with regard to the ability of the companies to grow their businesses.

In selecting securities for the Fund, the Manager may consider whether a company has new products to introduce, has undergone cost restructuring or a management change, or has improved its execution, among other factors.

The Fund typically holds a limited number of stocks (generally 40 to 50).

The Manager attempts to select securities that it believes have growth possibilities by looking at many factors, which may include a company’s: projected long-term earnings power compared to market expectations over a multi-year horizon, competitive position in the global economy, history of improving sales and profits, management strength, environmental, social and governance (ESG) characteristics, established brand, leadership position in its industry, stock price value, potential earnings catalyst, dividend payment history, anticipated future dividend yield, and prospects for capital return in the form of dividends and stock buybacks.

Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities. Among other factors, the Manager considers whether, in its opinion, the security has fully appreciated according to the Manager’s forecast, has ceased to offer the prospect of significant growth potential, has had its competitive barriers diminished, has seen its earnings catalyst lose its impact, or has performed below the Manager’s expectations regarding the company’s long-term earnings potential. The Manager also may sell a security to reduce the Fund’s holding in that security, if that issuer’s competitive advantage has diminished or if the Fund’s portfolio manager loses conviction in a previously identified trend or theme, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Growth stock risk — Growth stocks reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Value stock risk — The risk that the value of a security believed by the Manager to be undervalued may never reach what is believed to be its full value; such security’s value may decrease or such security may be appropriately priced.  Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the Manager, undervalued.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as information technology) will decline because of changing expectations for the performance of that industry or sector.

Information technology sector risk — The value of a fund's investments in companies in the information technology sector may be adversely impacted by a variety of factors including intense competition; dramatic and often unpredictable changes in growth rates; competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.

Foreign risk — The risk that investments in foreign securities may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Macquarie Core Equity Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Fund summaries

Calendar year-by-year total return (Class A)

Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-0.74%	3.5%	20.38%	-4.54%	31.04%	21.78%	28.91%	-17.36%	23.53%	25.80%

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 8.22%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 20.29% for the quarter ended June 30, 2020, and its lowest quarterly return was -17.74% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2024

	1 year	5 years	10 years
Class A return before taxes	18.54%	13.70%	11.38%
Class A return after taxes on distributions	15.40%	10.95%	8.94%
Class A return after taxes on distributions and sale of Fund shares	13.21%	10.47%	8.64%
Class C return before taxes	23.84%	14.12%	11.30%
Institutional Class return before taxes	26.14%	15.31%	12.32%
Class R6 return before taxes	26.24%	15.43%	12.44%
Class R return before taxes	25.57%	14.69%	11.66%
Class Y return before taxes	25.85%	15.14%	12.23%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.52%	13.10%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Fund
Erik Becker, CFA	Managing Director, Senior Portfolio Manager	February 2006

Sub-advisor

Macquarie Investment Management Global Limited

On April 21, 2025, Macquarie Group Limited, the parent company of the Manager, a series of Macquarie Investment Management Business Trust (MIMBT), together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire the US and European public investments asset management business of Macquarie Asset Management. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025.

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at macquarie.com/mam/account-access; by calling 800 523-1918; by regular mail (c/o Macquarie Funds, P.O. Box 534437, Pittsburgh, PA 15253-4437); by overnight courier service (c/o Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R, Institutional Class, Class Y, and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund summaries

Macquarie Global Growth Fund, a series of Ivy Funds

What is the Fund’s investment objective?

Macquarie Global Growth Fund seeks to provide growth of capital.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	C	Inst.	R6	R	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none(1)	1.00%(1)	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	Inst.	R6	R	Y
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.24%	1.00%	none	none	0.50%	0.25%
Other expenses	0.21%(2)	0.21%(2)	0.21%(2)	0.12%(2,3)	0.21%(2)	0.21%(2)
Total annual fund operating expenses	1.30%	2.06%	1.06%	0.97%	1.56%	1.31%
Fee waivers and expense reimbursements	(0.20%)(4)	(0.21%)(4)	(0.21%)(4)	(0.21%)(4)	(0.21%)(4)	(0.21%)(4)
Total annual fund operating expenses after fee waivers and expense reimbursements	1.10%	1.85%	0.85%	0.76%	1.35%	1.10%
[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	“Other expenses” have been restated to reflect current fees.
[3]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[4]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.85% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.76% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Certain Class A shares in accounts that established positions prior to January 1, 1992 are not subject to an ongoing 12b-1 fee, which may result in an effective 12b-1 fee rate that is lower than 0.25% of the net assets attributable to outstanding Class A shares of the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	(if not redeemed) C	C	Inst.	R6	R	Y
1 year	$681	$188	$288	$87	$78	$137	$112
3 years	$945	$625	$625	$316	$288	$472	$395
5 years	$1,229	$1,089	$1,089	$564	$516	$830	$698
10 years	$2,036	$2,373	$2,373	$1,275	$1,171	$1,839	$1,561

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Macquarie Global Growth Fund seeks to achieve its objective by investing primarily in common stocks of US and foreign companies (including depositary receipts of foreign issuers) that the Manager believes are competitively well-positioned, gaining market share, have the potential for long-term growth and/or operate in regions or countries that the Manager believes possess attractive growth characteristics. The Fund primarily invests in issuers of developed countries, including the US, although the Fund has the ability to invest in issuers domiciled in or doing business in any country or region around the globe, including emerging markets. While the Fund primarily invests in securities issued by large-capitalization companies (typically, companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size, in a variety of sectors and industries. Under normal circumstances, the Fund invests at least 40% (or, if the portfolio manager deems it warranted by market conditions, at least 30%) of its total assets in foreign securities. The Fund may invest up to 80% of its total assets in foreign securities, including securities denominated in currencies other than the US dollar. The Fund typically holds a limited number of stocks (generally 50 to 70).

The Manager utilizes a research-based investment process that focuses on bottom-up (researching individual issuers) stock selection. The Manager seeks strong companies that possess a unique, sustainable competitive advantage that the Manager believes will allow them to withstand competitive pressures, sustain margins and cash flow, and grow faster than the general economy. The Manager may look at a number of factors in selecting securities for the Fund, including: a company’s competitive position and its sustainability; a company’s growth and earnings potential and valuation; a company’s financials, including cash flow and balance sheet; management of the company; strength of the industry; size of the company’s total addressable market; margin trends; switching costs; control of distribution channels; brand equity; scale; patent protection; and applicable economic, market and political conditions of the country in which the company is located and/or in which it is doing business. As an overlay to its bottom-up analysis, the Manager considers factors such as the geographical economic environment, the political environment, regulatory policy, geopolitical risk and currency risk.

Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities. For example, the Manager may sell a security issued by a company if it believes the company has experienced a fundamental breakdown of its sustainable competitive advantage or no longer offers significant growth potential, if it believes the management of the company has weakened or its margin and/or its valuation appears unsustainable, if it believes there are macro-economic factors that override a company’s fundamentals, and/or there exists political or economic instability in the issuer’s country. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Growth stock risk — Growth stocks reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Foreign and emerging markets risk — The risk that investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. Securities of issuers in emerging markets may be subject to greater risks than securities of issuers in more developed foreign markets because, among other things, emerging markets may

Fund summaries

have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as information technology) will decline because of changing expectations for the performance of that industry or sector.

Information technology sector risk — The risk that investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.

Currency risk — The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Macquarie Global Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Calendar year-by-year total return (Class A)

Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	3.04%	-3.39%	24.37%	-6.22%	25.62%	20.54%	17.45%	-17.40%	19.05%	17.10%

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 12.27%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 22.41% for the quarter ended June 30, 2020, and its lowest quarterly return was -20.48% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2024

	1 year	5 years	10 years
Class A return before taxes	10.37%	8.97%	8.40%
Class A return after taxes on distributions	9.43%	5.54%	6.14%
Class A return after taxes on distributions and sale of Fund shares	6.86%	6.46%	6.32%
Class C return before taxes	15.20%	9.32%	8.32%
Institutional Class return before taxes	17.36%	10.53%	9.36%
Class R6 return before taxes	17.46%	10.64%	9.49%
Class R return before taxes	16.79%	9.92%	8.73%
Class Y return before taxes	17.13%	10.26%	9.08%
MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees or expenses)	17.49%	10.06%	9.23%
MSCI ACWI (All Country World Index) (gross) (reflects no deduction for fees, expenses, or taxes)	18.02%	10.58%	9.79%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Aditya Kapoor, CFA	Managing Director, Senior Portfolio Manager	November 2021
Charles John, CFA	Managing Director, Senior Portfolio Manager	November 2021
Charles (Trey) Schorgl, CFA	Managing Director, Senior Portfolio Manager	July 2023

Sub-advisor

Macquarie Investment Management Global Limited

Fund summaries

On April 21, 2025, Macquarie Group Limited, the parent company of the Manager, a series of Macquarie Investment Management Business Trust (MIMBT), together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire the US and European public investments asset management business of Macquarie Asset Management. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025.

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at macquarie.com/mam/account-access; by calling 800 523-1918; by regular mail (c/o Macquarie Funds, P.O. Box 534437, Pittsburgh, PA 15253-4437); by overnight courier service (c/o Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R, Institutional Class, Class Y, and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Macquarie International Core Equity Fund, a series of Ivy Funds

What is the Fund’s investment objective?

Macquarie International Core Equity Fund seeks to provide capital growth and appreciation.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	C	Inst.	R6	R	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none (1)	1.00%(1)	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	Inst.	R6	R	Y
Management fees	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Distribution and service (12b-1) fees	0.25%	1.00%	none	none	0.50%	0.25%
Other expenses	0.21%(2)	0.21%(2)	0.21%(2)	0.10%(2,3)	0.21%(2)	0.21%(2)
Total annual fund operating expenses	1.30%	2.05%	1.05%	0.94%	1.55%	1.30%
Fee waivers and expense reimbursements	(0.28%)(4)	(0.28%)(4)	(0.28%)(4)	(0.28%)(4)	(0.28%)(4)	(0.28%)(4)
Total annual fund operating expenses after fee waivers and expense reimbursements	1.02%	1.77%	0.77%	0.66%	1.27%	1.02%
[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	“Other expenses” have been restated to reflect current fees.
[3]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[4]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.77% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.66% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	(if not redeemed) C	C	Inst.	R6	R	Y
1 year	$673	$180	$280	$79	$67	$129	$104
3 years	$937	$616	$616	$306	$272	$462	$384
5 years	$1,222	$1,078	$1,078	$552	$493	$818	$686
10 years	$2,029	2,357	$2,357	$1,257	$1,129	$1,822	$1,543

Fund summaries

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Macquarie International Core Equity Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities. The Fund will invest primarily in common stocks of non-U.S. companies, which may include companies located or operating in developed or emerging markets. The Fund’s investment in emerging market companies will not exceed the greater of (a) 35% of the Fund’s net assets or (b) the weight of emerging markets in the Fund’s benchmark index, the MSCI ACWI ex USA Index. The Fund also may invest in depositary receipts of foreign issuers.

The Manager believes that there are often dislocations and valuation discrepancies in the international financial markets and, therefore, it seeks to find and invest in what it believes are mispriced countries, sectors, currencies, and, ultimately, stocks with attractive valuations relative to their potential and to their global peer group. The Manager uses a disciplined approach while looking for investment opportunities around the world, preferring companies that it believes to have strong and growing competitive positions and reasonable valuations.

The Manager begins its investment process through bottom-up fundamental analysis with a global perspective which is built by constantly assessing developments in the global landscape, business and product cycles, relative valuations and an awareness of politics around the world. The Manager follows a bottom-up approach to its stock selection and evaluates individual companies based on various factors, including: free cash flow, sales growth, financial leverage, and return on invested capital along with various valuation metrics. The Manager uses various data and screening services as part of its stock-selection process, primarily to assess return on invested capital and relative valuation.

Although the Fund primarily invests in securities issued by large-capitalization companies (typically, companies with capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size. The Fund may invest up to 100% of its total assets in foreign securities. In an effort to manage foreign currency exposure, the Fund may use forward contracts to either increase or decrease exposure to a given currency.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities of that type. For example, the Manager may sell a security if it believes the security no longer offers significant return potential, if there exists political or economic instability in the issuer’s country, if it believes the security is showing signs of deteriorating fundamentals, if there is weak cash flow to support shareholder returns, and/or if there is a change in the Manager’s macroeconomic perspective. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign and emerging markets risk — The risk that investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. Securities of issuers in emerging markets may be subject to greater risks than securities of issuers in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Currency risk — The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.

Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

Value stock risk — The risk that the value of a security believed by the Manager to be undervalued may never reach what is believed to be its full value; such security’s value may decrease or such security may be appropriately priced.  Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the Manager, undervalued.

Growth stock risk — Growth stocks reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Macquarie International Core Equity Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Fund summaries

Calendar year-by-year total return (Class A)

Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-1.01%	1.35%	22.75%	-17.95%	18.46%	7.08%	13.98%	-15.35%	16.72%	3.67%

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 20.87%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 18.28% for the quarter ended December 31, 2022, and its lowest quarterly return was -24.49% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2024

	1 year	5 years	10 years
Class A return before taxes	-2.30%	3.34%	3.50%
Class A return after taxes on distributions	-2.45%	2.95%	2.91%
Class A return after taxes on distributions and sale of Fund shares	-1.24%	2.53%	2.61%
Class C return before taxes	1.90%	3.82%	3.55%
Institutional Class return before taxes	3.94%	4.93%	4.48%
Class R6 return before taxes	4.04%	4.97%	4.56%
Class R return before taxes	3.42%	4.27%	3.82%
Class Y return before taxes	3.67%	4.60%	4.16%
MSCI ACWI (All Country World Index) ex USA Index (net) (reflects no deduction for fees or expenses)	5.53%	4.10%	4.80%
MSCI ACWI (All Country World Index) ex USA Index (gross) (reflects no deduction for fees, expenses, or taxes)	6.09%	4.61%	5.31%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Aditya Kapoor, CFA	Managing Director, Senior Portfolio Manager	November 2021
Charles John, CFA	Managing Director, Senior Portfolio Manager	November 2021
Charles (Trey) Schorgl, CFA	Managing Director, Senior Portfolio Manager	July 2023

Sub-advisor

Macquarie Investment Management Global Limited

On April 21, 2025, Macquarie Group Limited, the parent company of the Manager, a series of Macquarie Investment Management Business Trust (MIMBT), together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire the US and European public investments asset management business of Macquarie Asset Management. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025.

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at macquarie.com/mam/account-access; by calling 800 523-1918; by regular mail (c/o Macquarie Funds, P.O. Box 534437, Pittsburgh, PA 15253-4437); by overnight courier service (c/o Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R, Institutional Class, Class Y, and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund summaries

Macquarie Large Cap Growth Fund, a series of Ivy Funds

What is the Fund’s investment objective?

Macquarie Large Cap Growth Fund seeks to provide growth of capital.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	C	Inst.	R6	R	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none(1)	1.00%(1)	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	Inst.	R6	R	Y
Management fees	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and service (12b-1) fees	0.25%	1.00%	none	none	0.50%	0.25%
Other expenses	0.13%(2)	0.13%(2)	0.13%(2)	0.04%(2,3)	0.13%(2)	0.13%(2)
Total annual fund operating expenses	0.97%	1.72%	0.72%	0.63%	1.22%	0.97%
Fee waivers and expense reimbursements	(0.08%)(4)	(0.08%)(4)	(0.08%)(4)	(0.07%)(4)	(0.08%)(4)	(0.08%)(4)
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%	1.64%	0.64%	0.56%	1.14%	0.89%
[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	“Other expenses” have been restated to reflect current fees.
[3]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[4]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.64% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.56% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	(if not redeemed) C	C	Inst.	R6	R	Y
1 year	$661	$167	$267	$65	$57	$116	$91
3 years	$859	$534	$534	$222	$195	$379	$301
5 years	$1,073	$926	$926	$393	$344	$663	$529
10 years	$1,689	$2,024	$2,024	$887	$780	$1,470	$1,182

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Macquarie Large Cap Growth Fund seeks to achieve its objective by investing primarily in a portfolio of common stocks issued by large-capitalization, growth-oriented companies that the Manager believes have a competitively advantaged business model, thereby eluding competition, and have the ability to sustain growth over the long term beyond investors’ expectations. Under normal circumstances, the Fund invests at least 80% of its net assets in large-capitalization companies, which typically are companies with market capitalizations of at least $10 billion at the time of acquisition. Growth-oriented companies are those whose earnings the Manager believes are likely to grow faster than the economy. The Fund is nondiversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.

In selecting securities for the Fund, the Manager begins its investment process by screening large-capitalization companies based on profitability (capital returns and margins) and growth (sales and earnings), while simultaneously utilizing fundamental analysis to assess any unique business attributes that validate those financial characteristics. The Manager uses a bottom-up (researching individual issuers) strategy in selecting securities for the Fund. The Manager seeks to invest for the Fund in companies that it believes possess a structural competitive advantage or durable market leadership position. The Manager looks for companies which serve large addressable markets with a demonstrated ability to sustain unit growth and high profitability. The Manager also seeks to invest in companies that it believes have improving growth prospects or improving levels of profitability and returns.

A competitively advantaged business model can be defined by such factors as: brand loyalty, proprietary technology, cost structure, scale, exclusive access to data, or distribution advantages. Other factors considered include strength of management; environmental, social and governance (ESG) characteristics; level of competitive intensity; return of capital; strong balance sheets and cash flows; the threat of substitute products; and the interaction and bargaining power between a company, its customers, suppliers, and competitors. The Manager’s process for selecting stocks is based primarily on fundamental research, but does utilize quantitative analysis during the screening process.

From a quantitative standpoint, the Manager concentrates on the level of profitability, capital intensity, cash flow and capital allocation measures, as well as earnings growth rates and valuations. The Manager’s fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which typically enables a company to generate above-average levels of profitability and the ability to sustain growth over the long term. The Fund typically holds a limited number of stocks (generally 35 to 50).

Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

In general, the Manager may sell a security when, in the Manager’s opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. The Manager also may sell a security if it believes that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry or sector of the issuer, loss by the company of its competitive position, poor execution by management, the threat of technological disruption and/or poor use of resources. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Growth stock risk — Growth stocks reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Fund summaries

Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Information technology sector risk — The risk that investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as information technology) will decline because of changing expectations for the performance of that industry or sector.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Macquarie Large Cap Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Calendar year-by-year total return (Class A)

Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	6.76%	1.17%	29.04%	2.06%	36.44%	30.76%	30.17%	-27.00%	37.81%	23.92%

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 3.58%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 25.44% for the quarter ended June 30, 2020, and its lowest quarterly return was -19.61% for the quarter ended June 30, 2022.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2024

	1 year	5 years	10 years
Class A return before taxes	16.79%	14.87%	14.53%
Class A return after taxes on distributions	16.35%	13.07%	12.56%
Class A return after taxes on distributions and sale of Fund shares	10.27%	11.46%	11.43%
Class C return before taxes	22.01%	15.31%	14.49%
Institutional Class return before taxes	24.25%	16.57%	15.53%
Class R6 return before taxes	24.35%	16.61%	15.62%
Class R return before taxes	23.60%	15.85%	14.82%
Class Y return before taxes	23.95%	16.23%	15.24%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	24.51%	14.28%	12.87%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	33.36%	18.96%	16.78%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Bradley Klapmeyer, CFA	Managing Director, Senior Portfolio Manager	August 2016
Bradley Angermeier, CFA	Managing Director, Senior Portfolio Manager	October 2021

Sub-advisor

Macquarie Investment Management Global Limited

Fund summaries

On April 21, 2025, Macquarie Group Limited, the parent company of the Manager, a series of Macquarie Investment Management Business Trust (MIMBT), together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire the US and European public investments asset management business of Macquarie Asset Management. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025.

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at macquarie.com/mam/account-access; by calling 800 523-1918; by regular mail (c/o Macquarie Funds, P.O. Box 534437, Pittsburgh, PA 15253-4437); by overnight courier service (c/o Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R, Institutional Class, Class Y, and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Macquarie Mid Cap Growth Fund, a series of Ivy Funds

What is the Fund’s investment objective?

Macquarie Mid Cap Growth Fund seeks to provide growth of capital.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	C	Inst.	R6	R	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none (1)	1.00%(1)	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	Inst.	R6	R	Y
Management fees	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Distribution and service (12b-1) fees	0.25%	1.00%	none	none	0.50%	0.25%
Other expenses	0.16%(2)	0.16%(2)	0.16%(2)	0.05%(2,3)	0.16%(2)	0.16%(2)
Total annual fund operating expenses	1.20%	1.95%	0.95%	0.84%	1.45%	1.20%
Fee waivers and expense reimbursements	(0.16%)(4)	(0.16%)(4)	(0.16%)(4)	(0.16%)(4)	(0.16%)(4)	(0.16%)(4)
Total annual fund operating expenses after fee waivers and expense reimbursements	1.04%	1.79%	0.79%	0.68%	1.29%	1.04%
[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	“Other expenses” have been restated to reflect current fees.
[3]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[4]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.68% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. The Fund's Class A shares also are subject to a blended 12b-1 fee of 0.10% on certain shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	(if not redeemed) C	C	Inst.	R6	R	Y
1 year	$675	$182	$282	$81	$69	$131	$106
3 years	$919	$597	$597	$287	$252	$443	$365
5 years	$1,182	$1,037	$1,037	$510	$450	$777	$644
10 years	$1,933	$2,262	$2,262	$1,152	$1,022	$1,722	$1,440

Fund summaries

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Macquarie Mid Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies that the Manager believes are high quality and/or offer above-average growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of mid-capitalization companies, which, for purposes of this Fund, typically are companies with market capitalizations similar to those of issuers included in the Russell Midcap® Growth Index over the last 13 months at the time of acquisition. As of June 30, 2025, this range of market capitalizations was between approximately $831 million and $89.2 billion.

In selecting securities for the Fund, the Manager primarily emphasizes a bottom-up (researching individual issuers) approach and focuses on companies it believes have the potential for strong growth, increasing profitability, stable and sustainable revenue and earnings streams, attractive valuations and sound capital structures. The Manager may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. Part of the Manager’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

Generally, in determining whether to sell a security, the Manager considers many factors, including what it believes to be excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Growth stock risk — Growth stocks reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Information technology sector risk — The risk that investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as information technology or healthcare) will decline because of changing expectations for the performance of that industry or sector.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Macquarie Mid Cap Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Calendar year-by-year total return (Class A)

Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-6.08%	6.03%	27%	-0.1%	37.96%	48.43%	16.52%	-30.67%	19.97%	2.22%

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 1.75%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 37.07% for the quarter ended June 30, 2020, and its lowest quarterly return was -21.85% for the quarter ended June 30, 2022.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Fund summaries

Average annual total returns for periods ended December 31, 2024

	1 year	5 years	10 years
Class A return before taxes	-3.67%	6.74%	9.22%
Class A return after taxes on distributions	-5.18%	4.43%	7.12%
Class A return after taxes on distributions and sale of Fund shares	-0.93%	5.26%	7.16%
Class C return before taxes	0.55%	7.19%	9.22%
Institutional Class return before taxes	2.46%	8.35%	10.22%
Class R6 return before taxes	2.55%	8.38%	10.30%
Class R return before taxes	1.96%	7.67%	9.52%
Class Y return before taxes	2.21%	8.02%	9.89%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	12.55%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	22.10%	11.47%	11.54%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Kimberly Scott, CFA	Managing Director, Senior Portfolio Manager	February 2001
Bradley Halverson	Managing Director, Senior Portfolio Manager	November 2021

Sub-advisor

Macquarie Investment Management Global Limited

On April 21, 2025, Macquarie Group Limited, the parent company of the Manager, a series of Macquarie Investment Management Business Trust (MIMBT), together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire the US and European public investments asset management business of Macquarie Asset Management. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025.

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at macquarie.com/mam/account-access; by calling 800 523-1918; by regular mail (c/o Macquarie Funds, P.O. Box 534437, Pittsburgh, PA 15253-4437); by overnight courier service (c/o Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R, Institutional Class, Class Y, and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund summaries

Macquarie Mid Cap Income Opportunities Fund, a series of Ivy Funds

What is the Fund’s investment objective?

Macquarie Mid Cap Income Opportunities Fund seeks to provide total return through a combination of current income and capital appreciation.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	C	Inst.	R6	R	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none (1)	1.00%(1)	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	Inst.	R6	R	Y
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	1.00%	none	none	0.50%	0.25%
Other expenses	0.17%	0.17%	0.17%	0.07%(2)	0.17%	0.17%
Total annual fund operating expenses	1.27%	2.02%	1.02%	0.92%	1.52%	1.27%
Fee waivers and expense reimbursements	(0.19%)(3)	(0.19%)(3)	(0.19%)(3)	(0.19%)(3)	(0.19%)(3)	(0.19%)(3)
Total annual fund operating expenses after fee waivers and expense reimbursements	1.08%	1.83%	0.83%	0.73%	1.33%	1.08%
[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[3]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.83% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.73% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	(if not redeemed) C	C	Inst.	R6	R	Y
1 year	$679	$186	$286	$85	$75	$135	$110
3 years	$937	$615	$615	$306	$274	$462	$384
5 years	$1,215	$1,071	$1,071	$545	$491	$811	$679
10 years	$2,005	$2,333	$2,333	$1,231	$1,114	$1,796	$1,517

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Macquarie Mid Cap Income Opportunities Fund seeks to achieve its objective by investing primarily in a diversified portfolio of income-producing common stocks of mid-capitalization companies that the Manager believes demonstrate favorable prospects for total return. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of mid-capitalization companies, which for purposes of this Fund, typically are companies with market capitalizations similar to those of issuers included in the Russell Midcap® Index over the last 13 months at the time of acquisition. As of June 30, 2025, this range of market capitalizations was between approximately $831 million and $89.2 billion. The Fund focuses primarily on mid-capitalization companies that the Manager believes have the ability to sustain, and potentially increase, dividends while providing capital appreciation over the long-term. The Fund also may invest, to a lesser extent, in companies that pay other types of income to shareholders, including return of capital.

In selecting securities for the Fund, the Manager primarily emphasizes a bottom-up (researching individual issuers) approach and may look at a number of factors in its consideration of a company, such as: competitive and sustainable dividend yield; potential growth in dividends; strong financial and operational capabilities; stable and consistent revenue, earnings, and cash flow; a sound balance sheet; market potential; profit potential and a proven track record of, or the potential for, returning capital to shareholders. Part of the Manager’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

The Fund typically will hold a limited number of stocks (generally 35 to 50). The Fund will emphasize investments in dividend-paying and other income-producing securities to seek to provide a steady return. The Fund’s portfolio holdings generally will be of approximate equal weight, but the Manager may adjust the weighting depending upon market conditions, for investment opportunities, or when the Manager adds or divests certain positions. The Manager intends to re-balance the Fund’s portfolio holdings at least quarterly in an effort to maintain an approximate equal weighting.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities of that type. For example, the Manager may sell a security if it believes the security is no longer able to pay a dividend in the future, no longer offers attractive current income prospects or significant growth potential or if there have been changes in economic or market factors in general or with respect to a particular industry or sector, changes in the market trends or other factors affecting an individual security. The Manager also may sell a security to rebalance the portfolio, to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as industrials) will decline because of changing expectations for the performance of that industry or sector.

Industrials sector risk — The risk that the value of a fund’s shares will be affected by factors particular to the industrials and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Fund summaries

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Macquarie Mid Cap Income Opportunities Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Calendar year-by-year total return (Class A)

Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-3.54%	22.38%	11.96%	-4.54%	26.32%	7.81%	25.28%	14.94%	17.62%	8.94%

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 5.02%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 23.59% for the quarter ended June 30, 2020, and its lowest quarterly return was -29.52% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2024

	1 year	5 years	10 years
Class A return before taxes	2.69%	6.77%	8.25%
Class A return after taxes on distributions	0.29%	5.52%	7.36%
Class A return after taxes on distributions and sale of Fund shares	3.48%	5.19%	6.57%
Class C return before taxes	7.12%	7.23%	8.26%
Institutional Class return before taxes	9.15%	8.39%	9.26%
Class R6 return before taxes	9.27%	8.42%	9.31%
Class R return before taxes	8.63%	7.71%	8.53%
Class Y return before taxes	8.93%	8.04%	8.90%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	12.55%
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	15.34%	9.92%	9.63%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Kimberly Scott, CFA	Managing Director, Senior Portfolio Manager	October 2014
Bradley Halverson	Managing Director, Senior Portfolio Manager	November 2021

Sub-advisor

Macquarie Investment Management Global Limited

On April 21, 2025, Macquarie Group Limited, the parent company of the Manager, a series of Macquarie Investment Management Business Trust (MIMBT), together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire the US and European public investments asset management business of Macquarie Asset Management. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025.

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at macquarie.com/mam/account-access; by calling 800 523-1918; by regular mail (c/o Macquarie Funds, P.O. Box 534437, Pittsburgh, PA 15253-4437); by overnight courier service (c/o Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R, Institutional Class, Class Y, and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Fund summaries

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Macquarie Smid Cap Core Fund, a series of Ivy Funds

What is the Fund’s investment objective?

Macquarie Smid Cap Core Fund seeks to provide capital appreciation.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	C	Inst.	R6	R	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none (1)	1.00%(1)	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	Inst.	R6	R	Y
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	1.00%	none	none	0.50%	0.25%
Other expenses	0.22%	0.22%	0.22%	0.10%(2)	0.22%	0.22%
Total annual fund operating expenses	1.32%	2.07%	1.07%	0.95%	1.57%	1.32%
Fee waivers and expense reimbursements	(0.18%)(3)	(0.18%)(3)	(0.18%)(3)	(0.18%)(3)	(0.18%)(3)	(0.18%)(3)
Total annual fund operating expenses after fee waivers and expense reimbursements	1.14%	1.89%	0.89%	0.77%	1.39%	1.14%
[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[3]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.89% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.77% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	(if not redeemed) C	C	Inst.	R6	R	Y
1 year	$685	$192	$292	$91	$79	$142	$116
3 years	$953	$631	$631	$322	$285	$478	$401
5 years	$1,241	$1,097	$1,097	$573	$508	$838	$706
10 years	$2,059	$2,386	$2,386	$1,289	$1,150	$1,852	$1,575

Fund summaries

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Macquarie Smid Cap Core Fund seeks to achieve its objective by investing primarily in various types of equity securities of small- and mid-capitalization companies that the Manager believes have the greatest potential for capital appreciation. Under normal circumstances, at least 80% of the Fund’s net assets will be invested, at the time of purchase, in common stocks of small-and mid-capitalization companies. For purposes of this Fund, small-capitalization companies typically are companies with market capitalizations similar to those of issuers included in the Russell 2500TM Index at the time of purchase and mid-capitalization companies are those within the market capitalization range of the Russell Midcap® Index at the time of purchase.

The Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund’s investment objective. The Manager strives to identify stocks of small companies that it believes offer above-average opportunities for long-term price appreciation based on: (1) attractive valuations, (2) growth prospects, and (3) strong cash flow. The Fund employs bottom-up (stock-by-stock) security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. The Manager typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance-sheet quality. In further evaluating the attractiveness of an investment, the Manager considers factors such as business conditions in the company’s industry and its competitive position in that industry. The Manager conducts fundamental research on certain investments, which often includes reviewing US Securities and Exchange Commission (SEC) filings, examining financial statements, and meeting with top-level company executives. When constructing the portfolio, the Manager applies controls to ensure the portfolio has risk characteristics that it deems acceptable. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the portfolio does not have any unintended risk exposure.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as industrials) will decline because of changing expectations for the performance of that industry or sector.

Industrials sector risk — The risk that the value of a fund’s shares will be affected by factors particular to the industrials and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Macquarie Smid Cap Core Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Calendar year-by-year total return (Class A)

Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-6.06%	28.49%	13.3%	-10.68%	24.16%	7.06%	20.85%	-14.97%	16.49%	14.63%

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of -0.51%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 26.93% for the quarter ended December 31, 2020, and its lowest quarterly return was -29.00% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Fund summaries

Average annual total returns for periods ended December 31, 2024

	1 year	5 years	10 years
Class A return before taxes	8.01%	6.72%	7.70%
Class A return after taxes on distributions	7.86%	4.30%	5.52%
Class A return after taxes on distributions and sale of Fund shares	4.84%	4.62%	5.50%
Class C return before taxes	12.71%	7.19%	7.74%
Institutional Class return before taxes	14.86%	8.38%	8.76%
Class R6 return before taxes	14.99%	8.43%	8.85%
Class R return before taxes	14.33%	7.71%	8.08%
Class Y return before taxes	14.60%	8.03%	8.42%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	12.55%
Russell 2500TM Index (reflects no deduction for fees, expenses, or taxes)	12.00%	8.77%	8.85%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
David Reidinger	Managing Director, Head of US Core Equity	November 2021
Christopher Adams, CFA	Managing Director, Senior Portfolio Manager - US Core Equity	November 2021
Michael Morris, CFA	Managing Director, Senior Portfolio Manager - US Core Equity	November 2021
Donald Padilla, CFA	Managing Director, Senior Portfolio Manager - US Core Equity	November 2021
Christina Van Het Hoen, CFA	Senior Vice President, Portfolio Manager - US Core Equity	July 2024

Sub-advisor

Macquarie Investment Management Global Limited

On April 21, 2025, Macquarie Group Limited, the parent company of the Manager, a series of Macquarie Investment Management Business Trust (MIMBT), together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire the US and European public investments asset management business of Macquarie Asset Management. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025.

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at macquarie.com/mam/account-access; by calling 800 523-1918; by regular mail (c/o Macquarie Funds, P.O. Box 534437, Pittsburgh, PA 15253-4437); by overnight courier service (c/o Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R,

Institutional Class, Class Y, and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund summaries

Macquarie Small Cap Growth Fund, a series of Ivy Funds

What is the Fund’s investment objective?

Macquarie Small Cap Growth Fund seeks to provide growth of capital.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	C	Inst.	R6	R	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none (1)	1.00%(1)	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	Inst.	R6	R	Y
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	1.00%	none	none	0.50%	0.25%
Other expenses	0.19%(2)	0.19%(2)	0.19%(2)	0.07%(2,3)	0.19%(2)	0.19%(2)
Total annual fund operating expenses	1.29%	2.04%	1.04%	0.92%	1.54%	1.29%
Fee waivers and expense reimbursements	(0.16%)(4)	(0.16%)(4)	(0.16%)(4)	(0.16%)(4)	(0.16%)(4)	0.16%)(4)
Total annual fund operating expenses after fee waivers and expense reimbursements	1.13%	1.88%	0.88%	0.76%	1.38%	1.13%
[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	“Other expenses” have been restated to reflect current fees.
[3]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[4]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.88% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.76% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	(if not redeemed) C	C	Inst.	R6	R	Y
1 year	$684	$191	$291	$90	$78	$140	$115
3 years	$946	$624	$624	$315	$277	$471	$393
5 years	$1,227	$1,084	$1,084	$558	$494	$824	$692
10 years	$2,029	$2,356	$2,356	$1,257	$1,117	$1,821	$1,542

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Macquarie Small Cap Growth Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of small-capitalization companies. For purposes of this Fund, small-capitalization companies typically are companies with market capitalizations similar to those of issuers included in the Russell 2000® Growth Index over the last 13 months at the time of acquisition. As of June 30, 2025, this range of market capitalizations was between approximately $35.6 million and $15.7 billion. The Fund emphasizes smaller companies positioned in new or emerging industries where the Manager believes there is opportunity for higher growth than in established companies or industries. The Fund’s investments in equity securities may include common stocks that are offered in initial public offerings (IPOs).

The Manager utilizes a bottom-up (researching individual issuers) stock-picking process that considers quality of management and superior financial characteristics (e.g., return on assets, return on equity, operating margin) in its search for companies, thereby focusing on what it believes are higher-quality companies with sustainable growth prospects. The Manager seeks companies that it believes exhibit successful and scalable business models by having one or more of the following characteristics: serving markets that are growing at rates substantially in excess of the average industry and/or the general economy; a company that is a leader in its industry and that possesses an identifiable competitive advantage; that features strong and effective management; that demonstrates a strong commitment to shareholders; that is serving a large and/or fast-growing market opportunity; that is experiencing upward margin momentum, a growth in earnings, growth in revenue and sales and/or positive cash flows; that is increasing market share and/or creating increasing barriers to entry either through technological advancement, marketing, distribution or some other innovative means; or that emphasizes organic growth. The Manager believes that such companies generally have a replicable business model that allows for sustained growth.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities. For example, the Manager may sell a security if it believes that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry or sector of the company. The Manager also may sell a security to reduce the Fund’s holding in that security, if its analysis reveals evidence of a meaningful deterioration in operating trends, if it anticipates a decrease in the company’s ability to grow, if it loses confidence in the management of the company and/or the company’s founder departs, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Growth stock risk — Growth stocks reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Information technology sector risk — The risk that investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.

Fund summaries

Healthcare sector risk — The risk that the value of a fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as information technology or healthcare) will decline because of changing expectations for the performance of that industry or sector.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Initial public offering (IPO) risk — The risk that any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, a fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant positive impact on a fund’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs also is likely to decline as a fund grows.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Macquarie Small Cap Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Calendar year-by-year total return (Class A)

Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-2.2%	13.42%	23.7%	-4.12%	23.75%	38.49%	4.01%	-27.68%	13.27%	14.25%

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 4.00%.During the periods illustrated in this bar chart, Class A’s highest quarterly return was 27.88% for the quarter ended June 30, 2020, and its lowest quarterly return was -21.70% for the quarter ended June 30, 2022.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2024

	1 year	5 years	10 years
Class A return before taxes	7.65%	4.91%	7.54%
Class A return after taxes on distributions	6.22%	2.07%	4.78%
Class A return after taxes on distributions and sale of Fund shares	5.60%	3.64%	5.60%
Class C return before taxes	12.46%	5.37%	7.56%
Institutional Class return before taxes	14.58%	6.50%	8.55%
Class R6 return before taxes	14.73%	6.55%	8.63%
Class R return before taxes	13.96%	5.84%	7.87%
Class Y return before taxes	14.25%	6.17%	8.23%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	12.55%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	15.15%	6.86%	8.09%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Timothy Miller, CFA	Managing Director, Senior Portfolio Manager	April 2010
Kenneth McQuade	Managing Director, Senior Portfolio Manager	October 2016
Joshua Brown	Managing Director, Portfolio Manager, Senior Equity Analyst	January 2024

Sub-advisor

Macquarie Investment Management Global Limited

On April 21, 2025, Macquarie Group Limited, the parent company of the Manager, a series of Macquarie Investment Management Business Trust (MIMBT), together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire the US and European public investments asset management business of Macquarie Asset Management. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025.

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at macquarie.com/mam/account-access; by calling 800 523-1918; by regular mail (c/o Macquarie Funds, P.O. Box 534437, Pittsburgh, PA 15253-4437); by overnight courier service (c/o Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R, Institutional Class, Class Y, and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Fund summaries

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Macquarie Systematic Emerging Markets Equity Fund, a series of Ivy Funds

What is the Fund’s investment objective?

Macquarie Systematic Emerging Markets Equity Fund seeks to provide growth of capital.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	C	Inst.	R6	R	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none (1)	1.00%(1)	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	Inst.	R6	R	Y
Management fees	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Distribution and service (12b-1) fees	0.25%	1.00%	none	none	0.50%	0.25%
Other expenses	0.28%	0.28%	0.28%	0.13%(2)	0.28%	0.28%
Total annual fund operating expenses	1.49%	2.24%	1.24%	1.09%	1.74%	1.49%
Fee waivers and expense reimbursements	(0.44%)(3)	(0.44%)(3)	(0.44%)(3)	(0.45%)(3)	(0.44%)(3)	(0.44%)(3)
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%	1.80%	0.80%	0.64%	1.30%	1.05%
[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
3

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.80% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.64% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	(if not redeemed) C	C	Inst.	R6	R	Y
1 year	$676	$183	$283	$82	$65	$132	$107
3 years	$978	$658	$658	$350	$302	$505	$428
5 years	$1,302	$1,160	$1,160	$639	$557	$903	$771
10 years	$2,217	$2,541	$2,541	$1,461	$1,288	$2,015	$1,742

Fund summaries

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Macquarie Systematic Emerging Markets Equity Fund invests, under normal circumstances, at least 80% of its net assets in equity securities, primarily common stock, of companies (i) from countries considered to be emerging market countries or (ii) that are economically linked to emerging market countries. Emerging market countries include, but are not limited to, those considered to be developing by the International Monetary Fund, the World Bank, the International Finance Corporation or one of the leading global investment banks. The Manager has broad discretion to identify other countries that it considers to qualify as emerging market countries. The majority of these countries are likely to be located in Asia, Latin America, the Middle East, Central and Eastern Europe, and Africa. The Fund may invest in companies of any size and market capitalization and in companies in any industry. The issuer of a security or other investment generally is deemed to be economically linked to a particular country if: (a) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; (e) the issuer has 50% or more of its assets in that country; or (f) the issuer is included in an index which is representative of that country.

The Fund may invest up to 100% of its total assets in foreign securities and may invest in depositary receipts of foreign issuers. The Fund also may invest up to 20% of its net assets in companies that are not located in, or economically linked to, emerging market countries: (1) if the Fund’s portfolio managers believe that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the portfolio managers believe there are not satisfactory investment opportunities in emerging market countries; and/or (3) if the portfolio managers believe there is the potential for benefit to the Fund.

The Fund may invest in “A-Shares” of certain Chinese companies through various “connect programs” with local stock exchanges in China.

For the purposes of this section, a reference to the Manager may also include Macquarie Investment Management Global Limited (MIMGL), an affiliate of the Manager, with respect to its role as sub-advisor of the Fund.

Using a systematic bottom-up approach, the Fund seeks to select securities that have (1) solid earnings appreciation with trending price action, (2) demonstrated business quality, as seen through superior profitability, balance sheet strength, earnings stability, and corporate sustainability, and (3) reasonable company valuations relative to their current growth prospects, and their peer group. All of these factors give insight into the outlook for a company, and identify companies poised for sustainable growth. Sustainable growth, if it occurs, may result in price appreciation for the company’s stock. The Manager may sell a security if it no longer believes that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

In determining whether to sell a security, the Manager generally considers whether the security has failed to meet its growth expectations, whether its valuation has exceeded its target, whether there has been a change in political regime, or whether it has lost confidence in management. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

In addition, the Manager may permit MIMGL to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign and emerging markets risk — The risk that investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. Securities of issuers in emerging markets may be subject to greater risks than securities of issuers in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Capital repatriation risk — The risk that a fund may be unable to repatriate capital from its investments, in whole or in part, which may have an adverse effect on the cash flows and/or performance of the fund.  Capital repatriation involves the transfer of corporate money or property from a foreign country back to its home country. The repatriation of capital with regard to investments made in certain securities or countries may be restricted during certain times from the date of such investments or even indefinitely.

Growth stock risk — Growth stocks reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Currency risk — The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.

Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries. Adverse events in any one country within the Asia-Pacific region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on a fund than if the fund were more geographically diversified, which could result in greater volatility in the fund’s net asset value and losses.

China investment risk — The risk that the markets in the greater China region can experience significant volatility due to social, economic, regulatory, and political uncertainties.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as information technology) will decline because of changing expectations for the performance of that industry or sector.

Information technology sector risk — The risk that investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Fund summaries

How has Macquarie Systematic Emerging Markets Equity Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Calendar year-by-year total return (Class A)

Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-12.01%	9.88%	42.46%	-19.83%	23.21%	35%	-4.67%	-27.31%	10.82%	7.7%

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 12.20%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 27.23% for the quarter ended June 30, 2020, and its lowest quarterly return was -23.93% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2024

	1 year	5 years	10 years
Class A return before taxes	1.50%	1.03%	3.65%
Class A return after taxes on distributions	1.06%	0.30%	3.21%
Class A return after taxes on distributions and sale of Fund shares	1.78%	0.98%	2.96%
Class C return before taxes	5.93%	1.50%	3.67%
Institutional Class return before taxes	7.95%	2.57%	4.65%
Class R6 return before taxes	8.12%	2.64%	4.73%
Class R return before taxes	7.45%	1.95%	3.99%
Class Y return before taxes	7.67%	2.23%	4.31%
MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)	7.50%	1.70%	3.64%
MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)	8.05%	2.10%	4.04%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Sub-advisor

Macquarie Investment Management Global Limited (MIMGL) serves as sub-advisor for the Fund.  MIMGL is primarily responsible for the day-to-day management of the Fund's portfolio.

Portfolio managers	Title with MIMGL	Start date on the Fund
Benjamin Leung, CFA	Senior Managing Director, Head of Systematic Investments, Portfolio Manager	November 2021
Samir Vanza	Managing Director, Head of Quantitative Research, Portfolio Manager	August 2024

On April 21, 2025, Macquarie Group Limited, the parent company of the Manager, a series of Macquarie Investment Management Business Trust (MIMBT), together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire the US and European public investments asset management business of Macquarie Asset Management. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025.

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at macquarie.com/mam/account-access; by calling 800 523-1918; by regular mail (c/o Macquarie Funds, P.O. Box 534437, Pittsburgh, PA 15253-4437); by overnight courier service (c/o Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R, Institutional Class, Class Y, and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund summaries

Macquarie Climate Solutions Fund, a series of Ivy Funds

What is the Fund’s investment objective?

Macquarie Climate Solutions Fund seeks to provide capital growth while also seeking to invest in companies committed to reducing greenhouse gas (GHG) emissions within their operations and/or through the products or services they offer.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	C	Inst.	R6	R	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none (1)	1.00%(1)	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	Inst.	R6	R	Y
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	1.00%	none	none	0.50%	0.25%
Other expenses	0.40%	0.40%	0.40%	0.23%(2)	0.40%	0.40%
Total annual fund operating expenses	1.50%	2.25%	1.25%	1.08%	1.75%	1.50%
Fee waivers and expense reimbursements	(0.26%)(3)	(0.26%)(3)	(0.26%)(3)	(0.26%)(3)	(0.26%)(3)	(0.26%)(3)
Total annual fund operating expenses after fee waivers and expense reimbursements	1.24%	1.99%	0.99%	0.82%	1.49%	1.24%
[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[3]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.99% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.82% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	(if not redeemed) C	C	Inst.	R6	R	Y
1 year	$694	$202	$302	$101	$84	$152	$126
3 years	$998	$678	$678	$371	$318	$526	$449
5 years	$1,323	$1,181	$1,181	$661	$570	$925	$794
10 years	$2,242	$2,565	$2,565	$1,488	$1,294	$2,041	$1,768

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Macquarie Climate Solutions Fund seeks to achieve its objective by investing in securities of U.S. and non-U.S. issuers, including non-dollar securities and securities of emerging market issuers. The Fund focuses its investments on equity securities and equity-related investments and may invest in common and preferred stocks, convertible securities and warrants of companies of any market capitalization. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies that the Manager has identified as being capable of reducing, displacing and/or sequestering greenhouse gas (GHG) emissions or helping others to do so. In constructing the Fund’s entire portfolio, the Manager will also emphasize the selection of securities issued by companies that the Manager believes offer superior financial risk-adjusted returns.

The Fund is nondiversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers. In addition, the Fund has a policy to concentrate (invest at least 25% of its net assets under normal circumstances) in companies within the energy industry. Companies in the energy industry include, but are not limited to, oil companies, oil and gas drilling, equipment and services companies, oil and gas exploration and production companies, oil and gas storage and transportation companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, transporters, utilities, alternative energy companies and innovative energy technology companies. Notwithstanding the foregoing, the Fund may also invest its assets across different industries outside of the energy industry.

The Manager’s investment process for the Fund begins with idea generation, focusing on the identification of companies capable of reducing, displacing, and/or sequestering GHG emissions or helping others to do so. The Manager’s investment process is designed to identify both “reducers” and “facilitators” for inclusion in the Fund’s portfolio. Companies identified as “reducers”, i.e., those reducing, displacing, and/or sequestering their own GHG emissions, are willing and able to make reductions in their absolute GHG emissions. Within these “reducer” companies, the Manager gives preference to companies that are able to demonstrate a commitment to help remain on a transition pathway towards the goals of the United Nations Climate Change Paris Agreement of 2015 (Paris Agreement) by 2050. Companies identified by the Manager as “facilitators”, i.e., those helping others reduce emissions, offer products and/or services that help reduce GHG emissions primarily through displacement and/or sequestration.

The ability of the Fund to measure a company’s progress as a reducer or facilitator is, to a significant extent, contingent on the information disclosed by the company. Data on emissions is sourced from company web sites, corporate sustainability reports, and third-party sources such as non-governmental organizations, sell-side research, and, on a limited basis, environmental, social and governance (ESG) data providers. For “reducers,” the Manager will source the most recent reported Scope 1 and Scope 2 emissions. To estimate a company’s emission reduction by 2030, the Manager will subtract current emissions from estimated emissions by 2030. Estimated emissions are sourced from company-disclosed targets and/or estimates from the Transition Pathway Initiative, which is a global, asset-owner led initiative that assesses companies' preparedness for the transition to a low carbon economy. Some company-level emission estimates will be calculated by applying forecasted changes in carbon intensity on a percentage basis and applying that change to a base level of emissions. For “facilitators,” measurement is based on annual estimated GHG emissions saved in comparison to existing higher GHG-emitting alternatives. Because company GHG emissions data are not standardized (and are further subject to estimation error when not company-reported), the data sets the Manager must rely on may imperfectly represent companies’ true GHG emissions. Additionally, the company emissions targets that the Manager sets are based on model assumptions and estimations that carry the inherent risk associated with any modeling or estimating process.

From this universe of companies identified pursuant to the process described above, companies with perceived superior risk-adjusted returns are selected. This selection process includes cash flow, earnings and net asset value analysis combined with a strong financial profile and balance sheet. The Manager will also review a company’s corporate governance, shareholder alignment and capital allocation.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Fund summaries

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Climate change investment focus risk — The Fund’s focus on securities of issuers that seek to reduce, displace and/or sequestor GHG emissions or help other to do so may affect the Fund's exposure to certain sectors or types of investments. The Fund’s relative investment performance may also be impacted depending on whether such sectors or investments are in or out of favor with the market. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies, as well as on political support for certain environmental initiatives and developments affecting companies focused on sustainable energy and climate change solutions generally.

ESG screening risk — Using ESG criteria in the investment process may exclude certain companies for non-investment reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG factors. In addition, because company GHG emissions data are not standardized (and are further subject to estimation error when not company-reported), the data sets the Fund must rely on may imperfectly represent companies’ true GHG emissions. Also, the company emissions targets that the Manager sets are based on model assumptions and estimations that carry the inherent risk associated with any modeling or estimating process.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Concentration risk — The risk that a concentration in a particular industry will cause a fund to be more exposed to developments affecting that single industry or industry group than a more broadly diversified fund would be. A fund could experience greater volatility or may perform poorly during a downturn in the industry or industry group because it may be more susceptible to economic, regulatory, political, legal and other risks associated with those industries than a fund that invests more broadly.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as utilities or materials) will decline because of changing expectations for the performance of that industry or sector.

Utilities sector risk — Companies in the utilities sector face a wide range of challenges that may adversely impact their operations, profitability, and securities. These include sensitivity to interest rate fluctuations, financing difficulties, and the high costs associated with capital-intensive projects, particularly during periods of inflation or unsettled markets. Government regulation plays a significant role, as restrictions on rates charged to customers, environmental compliance costs, and delays due to regulatory approvals can constrain profitability. Additionally, technological advancements may render existing infrastructure obsolete, and natural or man-made disasters, including wildfires, may lead to substantial liabilities or operational disruptions. Companies in this sector may also be affected by energy conservation policies, climate-related regulations, and fluctuations in commodity prices, all of which could reduce demand or increase operating costs. Renewable energy and alternative energy companies face unique risks, such as short product cycles, technological obsolescence, and stricter regulatory oversight.

Initial public offering (IPO) risk — The risk that any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, a fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant positive impact on a fund’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs also is likely to decline as a fund grows.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Foreign and emerging markets risk — The risk that investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. Securities of issuers in emerging markets may be subject to greater risks than securities of issuers in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Foreign currency exchange transactions and forward foreign currency contracts risk — The risk that a fund’s use of foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement) may increase the possibility of default by the counterparty to the transaction and, to the extent the Manager's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used.

Currency risk — The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Macquarie Climate Solutions Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund changed its investment strategy; subsequently, effective July 29, 2022, the Fund repositioned into a climate solutions fund. Performance prior to the Fund's repositioning on July 29, 2022 reflects the Fund’s former strategies; its performance may have differed if the Fund’s current strategy had been in place. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Calendar year-by-year total return (Class A)

Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-23.12%	34.3%	-13.1%	-34.57%	4.32%	-38.71%	43.23%	41.37%	-4.19%	-3.54%

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 3.73%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 38.84% for the quarter ended December 31, 2020, and its lowest quarterly return was -61.54% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Fund summaries

Average annual total returns for periods ended December 31, 2024

	1 year	5 years	10 years
Class A return before taxes	-9.12%	1.56%	-4.04%
Class A return after taxes on distributions	-9.36%	1.12%	-4.25%
Class A return after taxes on distributions and sale of Fund shares	-5.21%	1.16%	-2.95%
Class C return before taxes	-5.32%	2.02%	-4.02%
Institutional Class return before taxes	-3.32%	3.13%	-3.13%
Class R6 return before taxes	-3.08%	3.17%	-3.05%
Class R return before taxes	-3.82%	2.45%	-3.74%
Class Y return before taxes	-3.59%	2.78%	-3.43%
MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees or expenses)	17.49%	10.06%	9.23%
MSCI ACWI (All Country World Index) (gross) (reflects no deduction for fees, expenses, or taxes)	18.02%	10.58%	9.79%
MSCI ACWI Investable Market Index (net) (reflects no deduction for fees or expenses)	16.37%	9.67%	9.00%
MSCI ACWI Investable Market Index (gross) (reflects no deduction for fees, expenses, or taxes)	16.89%	10.18%	9.55%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Sam Halpert	Managing Director, Head of Global Natural Resources Equity	November 2021
Geoffrey King, CFA	Senior Vice President, Portfolio Manager — Global Natural Resources Equity	November 2021
Barry Gladstein, CFA, CPA	Managing Director, Head of Sustainable Investing – Equities & Multi-Asset	July 2022
Barry Klein, CFA	Senior Vice President, Portfolio Manager, Senior Equity Analyst	July 2022

Sub-advisor

Macquarie Investment Management Global Limited

On April 21, 2025, Macquarie Group Limited, the parent company of the Manager, a series of Macquarie Investment Management Business Trust (MIMBT), together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire the US and European public investments asset management business of Macquarie Asset Management. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025.

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at macquarie.com/mam/account-access; by calling 800 523-1918; by regular mail (c/o Macquarie Funds, P.O. Box 534437, Pittsburgh, PA 15253-4437); by overnight courier service (c/o Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R, Institutional Class, Class Y, and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund summaries

Macquarie Healthcare Fund, a series of Delaware Group® Equity Funds IV

What is the Fund’s investment objective?

Macquarie Healthcare Fund seeks maximum long-term capital growth through capital appreciation.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	C	R	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none(1)	1.00%(1)	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	R	Inst.
Management fees	0.83%	0.83%	0.83%	0.83%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	none
Other expenses	0.18%	0.18%	0.18%	0.18%
Total annual fund operating expenses	1.26%	2.01%	1.51%	1.01%
Fee waivers and expense reimbursements	(0.05%)(2)	(0.05%)(2)	(0.05%)(2)	(0.05%)(2)
Total annual fund operating expenses after fee waivers and expense reimbursements	1.21%	1.96%	1.46%	0.96%
[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.96% of the Fund’s average daily net assets from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	(if not redeemed) C	C	R	Inst.
1 year	$691	$199	$299	$149	$98
3 years	$947	$626	$626	$472	$317
5 years	$1,222	$1,078	$1,078	$819	$553
10 years	$2,006	$2,334	$2,334	$1,797	$1,232

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, Macquarie Healthcare Fund will invest at least 80% of its assets, plus the amount of any borrowings for investment purposes, in the equity securities of healthcare companies, meaning companies that develop, produce, or distribute products or services related to the healthcare or medical industries and derive a substantial portion, that is, more than 50%, of their sales from products and services in the healthcare industry (80% policy). These products and services include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies, and healthcare information and service providers. The Fund invests in US and non-US companies across all market capitalizations. The Fund may invest up to 50% of its total assets in non-US companies. The Fund may also invest up to 25% of its total assets in companies located in emerging markets. The Fund is a nondiversified fund.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Healthcare sector risk — The risk that the value of a fund's shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.

Concentration risk — The risk that a concentration in a particular industry will cause a fund to be more exposed to developments affecting that single industry or industry group than a more broadly diversified fund would be. A fund could experience greater volatility or may perform poorly during a downturn in the industry or industry group because it may be more susceptible to the economic, regulatory, political, legal and other risks associated with those industries than a fund that invests more broadly.

Foreign and emerging markets risk — The risk that investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. Securities of issuers in emerging markets may be subject to greater risks than securities of issuers in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Fund summaries

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Macquarie Healthcare Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Calendar year-by-year total return (Class A)

Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	11.43%	-4.34%	31.96%	-0.84%	31.53%	11.14%	-5.32%	-1.32%	4.20%	8.49%

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of -2.32%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 21.54% for the quarter ended June 30, 2020, and its lowest quarterly return was -14.87% for the quarter ended December 31, 2018.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2024

	1 year	5 years	10 years
Class A return before taxes	2.26%	4.24%	8.49%
Class A return after taxes on distributions	-0.59%	2.39%	6.81%
Class A return after taxes on distributions and sale of Fund shares	3.54%	3.16%	6.58%
Class C return before taxes	6.68%	4.69%	8.31%
Class R return before taxes	8.18%	5.22%	8.86%
Institutional Class return before taxes	8.77%	5.75%	9.40%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	12.55%
Russell 3000® Healthcare Index (reflects no deduction for fees, expenses, or taxes)	3.48%	7.18%	8.81%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Fund
Liu-Er Chen, CFA	Managing Director, Head of Emerging Markets Equity	September 2007

Sub-advisor

Macquarie Investment Management Global Limited

On April 21, 2025, Macquarie Group Limited, the parent company of the Manager, a series of Macquarie Investment Management Business Trust (MIMBT), together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire the US and European public investments asset management business of Macquarie Asset Management. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025.

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at macquarie.com/mam/account-access; by calling 800 523-1918; by regular mail (c/o Macquarie Funds, P.O. Box 534437, Pittsburgh, PA 15253-4437); by overnight courier service (c/o Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R and Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund summaries

Macquarie Natural Resources Fund, a series of Ivy Funds

What is the Fund’s investment objective?

Macquarie Natural Resources Fund seeks to provide capital growth and appreciation.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	C	Inst.	R6	R	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none (1)	1.00%(1)	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	Inst.	R6	R	Y
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	1.00%	none	none	0.50%	0.25%
Other expenses	0.36%	0.36%	0.36%	0.19%(2)	0.36%	0.36%
Acquired fund fees and expenses	0.02%(3)	0.02%(3)	0.02%(3)	0.02%(3)	0.02%(3)	0.02%(3)
Total annual fund operating expenses	1.48%(4)	2.23%(4)	1.23%(4)	1.06%(4)	1.73%(4)	1.48%(4)
Fee waivers and expense reimbursements	(0.26%)(5)	(0.26%)(5)	(0.26%)(5)	(0.26%)(5)	(0.26%)(5)	(0.26%)(5)
Total annual fund operating expenses after fee waivers and expense reimbursements	1.22%	1.97%	0.97%	0.80%	1.47%	1.22%
[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[3]

Acquired fund fees and expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies in which the Fund invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Fund's assets. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.

[4]

The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.

[5]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.95% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.78% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	(if not redeemed) C	C	Inst.	R6	R	Y
1 year	$692	$200	$300	$99	$82	$150	$124
3 years	$992	$672	$672	$365	$311	$520	$442
5 years	$1,313	$1,171	$1,171	$651	$560	$914	$783
10 years	$2,221	$2,544	$2,544	$1,466	$1,271	$2,019	$1,746

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Macquarie Natural Resources Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of companies with operations throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, “natural resources” generally includes, but is not limited to: energy (such as electricity and gas utilities, producers/developers, equipment/services, storage/transportation, gas/oil refining and marketing, service/drilling, pipelines, and master limited partnerships (MLPs)), alternative energy (such as uranium, coal, nuclear, hydrogen, wind, solar, and fuel cells), industrial products (such as building materials, cement, packaging, chemicals, materials infrastructure, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, and tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore, and steel), precious metals and minerals (such as gold, silver, platinum, and diamonds), and agricultural products (such as grains and other foods, seeds, fertilizers, and water). The Fund also may invest in companies that are not within the energy sector but that are engaged in the development of products and services to enhance energy efficiency in the manufacturing, development, and/or providing of products and services.

After conducting a top-down (assessing the market environment) market analysis of the natural resources industry and identifying trends and sectors, the Manager uses a research-oriented, bottom-up (researching individual issuers) investment approach when selecting securities for the Fund, focusing on company fundamentals and growth prospects. The Fund invests in a blend of value and growth companies across the capitalization spectrum, and emphasizes companies that the Manager believes are strongly managed and can generate above-average capital growth and appreciation. The Manager focuses on companies that it believes are high quality, have the potential for sustainable long-term growth and that are low-cost leaders that possess historically strong-producing assets. The Fund typically holds a limited number of stocks (generally 30 to 60).

Under normal circumstances, the Manager anticipates that a significant portion of the Fund’s portfolio will consist of issuers in the energy and materials sectors.

The Fund seeks to be diversified internationally, and therefore, the Manager invests in foreign companies and US companies that have principal operations in foreign jurisdictions. While the Manager typically seeks to invest a majority of the Fund’s assets in the US, the Fund may invest up to 100% of its total assets in foreign securities. Exposure to companies in any one particular foreign country will generally be less than 15% of the Fund’s total assets or two times the weight of the S&P Global Natural Resources Index, whichever is greater. The Fund also may have exposure to companies located in, and/or doing business in, emerging markets.

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

The Fund may use forward currency contracts in an effort to manage foreign currency exposure.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities to determine whether the security has ceased to offer significant growth potential, has sufficiently exceeded its target price, has become overvalued and/or whether the prospects of the issuer have deteriorated. The Manager also will consider the effect of commodity price trends on certain holdings, poor capital management or whether a company has experienced a change or deterioration in its fundamentals, its valuation or its competitive advantage. The Manager also may sell a security to take advantage of what it believes are more attractive investment opportunities, to reduce the Fund’s holding in that security or to raise cash.

Fund summaries

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Natural resources industry risk — Investment risks associated with investing in securities of natural resources companies, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed by natural resource companies in complying with environmental and safety regulations, changes in supply of, or demand for, various natural resources, changes in energy prices, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and special risks associated with natural or man-made disasters. Securities of natural resource companies that are dependent on a single commodity, or are concentrated in a single commodity sector, may exhibit high volatility attributable to commodity prices.

Energy sector risk — The risk that investment risks associated with investing in energy securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed in complying with environmental safety regulations, demand of energy fuels, energy conservation, the success of exploration projects, and tax and other governmental regulations.

Commodity-related investments risk — The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory and other developments. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The investment team does not plan to always implement exposure to commodities in the Fund, however they will consider holding commodity exchange traded funds in market scenarios where inflation is running higher than normal and their asset allocation model signals for additional commodity exposure. In addition, the Fund may use futures and options on commodities for a variety of purposes such as hedging against adverse changes in the market prices of securities, as a substitute for purchasing or selling securities, to increase the Fund’s return as a non-hedging strategy that may be considered speculative and to manage the Fund’s portfolio characteristics.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as natural resources) will decline because of changing expectations for the performance of that industry or sector.

Growth stock risk — Growth stocks reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Value stock risk — The risk that the value of a security believed by the Manager to be undervalued may never reach what is believed to be its full value; such security’s value may decrease or such security may be appropriately priced. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the Manager, undervalued.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Concentration risk — The risk that a concentration in a particular industry will cause a fund to be more exposed to developments affecting that single industry or industry group than a more broadly diversified fund would be. A fund could experience greater volatility or may perform poorly during a downturn in the industry or industry group because it may be more susceptible to economic, regulatory, political, legal and other risks associated with those industries than a fund that invests more broadly.

Foreign and emerging markets risk — The risk that investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. Securities of issuers in emerging markets may be subject to greater risks than securities of issuers in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Currency risk — The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.

Foreign currency exchange transactions and forward foreign currency contracts risk — The risk that a fund's use of foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement) may increase the possibility of default by the counterparty to the transaction and, to the extent the Manager's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Macquarie Natural Resources Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund changed its investment strategy. Performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Calendar year-by-year total return (Class A)

Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-22.42%	23.78%	2.89%	-23.79%	9.21%	-12.38%	26.05%	17.56%	1.27%	-0.51%

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 9.74%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 25.86% for the quarter ended June 30, 2020, and its lowest quarterly return was -38.77% for the quarter ended

Fund summaries

March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2024

	1 year	5 years	10 years
Class A return before taxes	-6.21%	4.28%	0.14%
Class A return after taxes on distributions	-7.77%	3.61%	-0.26%
Class A return after taxes on distributions and sale of Fund shares	-3.20%	3.22%	0.02%
Class C return before taxes	-2.15%	4.74%	0.22%
Institutional Class return before taxes	-0.16%	5.99%	1.23%
Class R6 return before taxes	-0.12%	6.10%	1.37%
Class R return before taxes	-0.69%	5.40%	0.66%
Class Y return before taxes	-0.47%	5.72%	0.99%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
S&P Global Natural Resources Index (net) (reflects no deduction for fees or expenses)	-8.86%	5.12%	4.63%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Sam Halpert	Managing Director, Head of Global Natural Resources Equity	November 2021
Geoffrey King, CFA	Senior Vice President, Portfolio Manager – Global Natural Resources Equity	November 2021

Sub-advisor

Macquarie Investment Management Global Limited

On April 21, 2025, Macquarie Group Limited, the parent company of the Manager, a series of Macquarie Investment Management Business Trust (MIMBT), together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire the US and European public investments asset management business of Macquarie Asset Management. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025.

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at macquarie.com/mam/account-access; by calling 800 523-1918; by regular mail (c/o Macquarie Funds, P.O. Box 534437, Pittsburgh, PA 15253-4437); by overnight courier service (c/o Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R, Institutional Class, Class Y, and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund summaries

Macquarie Real Estate Securities Fund, a series of Ivy Funds

What is the Fund’s investment objective?

Macquarie Real Estate Securities Fund seeks to provide total return through capital appreciation and current income.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	C	Inst.	R6	R	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none (1)	1.00%(1)	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	Inst.	R6	R	Y
Management fees	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.25%	1.00%	none	none	0.50%	0.25%
Other expenses	0.39%	0.39%	0.39%	0.24%(2)	0.39%	0.39%
Total annual fund operating expenses	1.54%	2.29%	1.29%	1.14%	1.79%	1.54%
Fee waivers and expense reimbursements	(0.34%)(3)	(0.34%)(3)	(0.34%)(3)	(0.34%)(3)	(0.34%)(3)	(0.34%)(3)
Total annual fund operating expenses after fee waivers and expense reimbursements	1.20%	1.95%	0.95%	0.80%	1.45%	1.20%
[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[3]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.95% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.80% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	(if not redeemed) C	C	Inst.	R6	R	Y
1 year	$690	$198	$298	$97	$82	$148	$122
3 years	$1,002	$683	$683	$375	$329	$530	$453
5 years	$1,336	$1,194	$1,194	$675	$595	$938	$807
10 years	$2,277	$2,599	$2,599	$1,527	$1,356	$2,077	$1,806

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Macquarie Real Estate Securities Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of companies in the real estate or real estate-related industries (80% policy). The 80% policy is nonfundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund does not invest directly in real estate. The Fund may invest in securities of issuers of any size, including issuers with small, mid or large market capitalizations, although the Fund generally tends to focus on mid- and large-capitalization issuers.

“Real estate” securities include securities offered by issuers that receive at least 50% of their gross revenue from the construction, ownership, leasing, management, financing or sale of residential, commercial or industrial real estate. Real estate securities issuers typically include real estate investment trusts (REITs), real estate operating companies (REOCs), real estate brokers and developers, real estate managers, hotel franchisers, real estate holding companies and publicly-traded limited partnerships.

“Real estate-related” securities include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real estate-related securities issuers typically include construction and related building companies, manufacturers and distributors of building supplies, brokers, financial institutions that issue or service mortgages and resort companies.

The Fund’s investment strategy utilizes a three-step bottom-up approach (researching individual issuers) with a strong focus on quality, risk and a valuation-based stock selection methodology, supported by a top-down (assessing the market environment) overlay as a check and a balance. The Macquarie Global Listed Real Estate Team (the “Team”) seeks to identify and capitalize on investment opportunities through an integrated approach to individual security-level analysis and long-term trends impacting real estate markets and cycles. The Team applies combined research sources in a disciplined and systematic manner, taking account of mis-pricing opportunities, long term value creation and the level of risk these assets bring to the Fund in both absolute and relative terms. The Team looks to manage risk by allocating capital where it believes it will have the most potential to drive returns which is ultimately in bottom-up stock and sector selection (as further described below) over and above top-down country and regional selection, where the Team feels performance is far harder to derive consistently.

Most of the Fund’s real estate securities portfolio consists of securities issued by REITs and REOCs that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation (or trust or association that otherwise would be taxable as such) that invests in real estate, mortgages on real estate or shares issued by other REITs. REITs may be characterized as equity REITs (that is, REITs that primarily invest in land and improvements thereon), mortgage REITs (that is, REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs, which invest in both land and improvements thereon and real estate mortgages. The Fund primarily invests in shares of equity REITs but also invests lesser portions of its assets in shares of mortgage REITs and hybrid REITs.

The Fund may invest up to 25% of its total assets in foreign securities and may invest up to 20% of its net assets in securities issued by companies outside of the real estate industry.

The Fund also may invest in exchange-traded fund (ETFs) to replicate REITs, real estate stock indexes, a basket of REITs or real estate stocks, as well as in ETFs that attempt to provide enhanced performance, or inverse performance, on such indexes or baskets. The Fund may invest in companies that are offered in IPOs.

An investment in the Fund may encounter the risk of greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in a portfolio of securities selected from a greater number of issuers.

The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Global Limited (MIMGL) and  Macquarie Investment Management Europe Limited (MIMEL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Fund summaries

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Real assets industries risk — The risk that the value of a fund’s shares will be affected by factors particular to real assets securities and related industries or sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.

REIT-related risk — The risk that the value of a fund’s investments in a REIT may be adversely affected by (1) changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds; (2) loss of REIT federal tax status (and the resulting inability to qualify for modified pass-through tax treatment under the Internal Revenue Code of 1986, as amended (Internal Revenue Code) or changes in laws and/or rules related to that status; or (3) the REIT’s failure to maintain its exemption from registration under the Investment Company Act of 1940, as amended. In addition, a fund may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments.

REOC-related risk — The risk that the value of a fund’s REOC securities may be adversely affected by certain of the same factors that adversely affect REITs and also that a fund may experience a decline in its income from REOC securities due to falling interest rates or decreasing dividend payments.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Concentration risk — The risk that a concentration in a particular industry will cause a fund to be more exposed to developments affecting that single industry or industry group than a more broadly diversified fund would be. A fund could experience greater volatility or may perform poorly during a downturn in the industry or industry group because it may be more susceptible to the economic, regulatory, political, legal and other risks associated with those industries than a fund that invests more broadly.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Macquarie Real Estate Securities Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective July 29, 2022, the Fund changed its investment strategy. Performance prior to the Fund's change of investment strategy on July 29, 2022 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Calendar year-by-year total return (Class A)

Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	4.47%	4.09%	5.27%	-5.75%	24.3%	-3.48%	43.62%	-25.16%	9.69%	7.61%

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 1.37%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 15.68% for the quarter ended September 30, 2024, and its lowest quarterly return was -21.73% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2024

	1 year	5 years	10 years
Class A return before taxes	1.44%	2.91%	4.47%
Class A return after taxes on distributions	-2.26%	-0.51%	1.54%
Class A return after taxes on distributions and sale of Fund shares	3.13%	1.81%	2.94%
Class C return before taxes	5.88%	3.27%	4.41%
Institutional Class return before taxes	7.87%	4.45%	5.45%
Class R6 return before taxes	8.03%	4.57%	5.59%
Class R return before taxes	7.35%	3.87%	4.84%
Class Y return before taxes	7.64%	4.20%	5.20%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
FTSE Nareit Equity REITs Index (reflects no deduction for fees, expenses or taxes)	8.73%	4.27%	5.73%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Fund summaries

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Fund
Matthew Hodgkins	Senior Vice President, Head of Americas Listed Real Estate	July 2022

Sub-advisors

Macquarie Investment Management Global Limited

Portfolio manager	Title with MIMGL	Start date on the Fund
James Maydew*	Managing Director, Head of Global Listed Real Assets	July 2022

* James Maydew is the lead portfolio manager responsible for the day-to-day management of the Fund.

Macquarie Investment Management Europe Limited

On April 21, 2025, Macquarie Group Limited, the parent company of the Manager, a series of Macquarie Investment Management Business Trust (MIMBT), together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire the US and European public investments asset management business of Macquarie Asset Management. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025.

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at macquarie.com/mam/account-access; by calling 800 523-1918; by regular mail (c/o Macquarie Funds, P.O. Box 534437, Pittsburgh, PA 15253-4437); by overnight courier service (c/o Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R, Institutional Class, Class Y, and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Macquarie Science and Technology Fund, a series of Ivy Funds

What is the Fund’s investment objective?

Macquarie Science and Technology Fund seeks to provide growth of capital.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	C	Inst.	R6	R	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none (1)	1.00%(1)	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	Inst.	R6	R	Y
Management fees	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Distribution and service (12b-1) fees	0.25%	1.00%	none	none	0.50%	0.25%
Other expenses	0.14%	0.14%	0.14%	0.06%(2)	0.14%	0.14%
Total annual fund operating expenses	1.18%	1.93%	0.93%	0.85%	1.43%	1.18%
Fee waivers and expense reimbursements	(0.01%)(3)	(0.01%)(3)	(0.01%)(3)	(0.01%)(3)	(0.01%)(3)	(0.01%)(3)
Total annual fund operating expenses after fee waivers and expense reimbursements	1.17%	1.92%	0.92%	0.84%	1.42%	1.17%
[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[3]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.92% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.84% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	(if not redeemed) C	C	Inst.	R6	R	Y
1 year	$687	$195	$295	$94	$86	$145	$119
3 years	$927	$605	$605	$295	$270	$451	$374
5 years	$1,186	$1,041	$1,041	$514	$470	$781	$648
10 years	$1,924	$2,253	$2,253	$1,142	$1,048	$1,712	$1,431

Fund summaries

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Macquarie Science and Technology Fund invests primarily in the equity securities of science and technology companies around the globe. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of science or technology companies. Such companies may include companies that, in the opinion of Delaware Management Company (Manager), the Fund’s investment manager, derive a competitive advantage by the application of scientific or technological developments or discoveries to grow their business or increase their competitive advantage. Science and technology companies are companies whose products, processes or services, in the opinion of the Manager, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund also may invest in companies that utilize science and/or technology as an agent of change to significantly enhance their business opportunities (applied science and technology companies). The Fund may invest in securities issued by companies of any size, and may invest without limitation in foreign securities, including securities of issuers within emerging markets.

The Fund is nondiversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.

The Manager typically emphasizes growth potential in selecting stocks; that is, the Manager seeks companies in which earnings are likely to grow faster than the economy. The Manager aims to identify strong secular trends within industries and then applies a largely bottom-up (researching individual issuers) stock selection process by considering a number of factors in selecting securities for the Fund. These may include but are not limited to a company’s growth potential, earnings potential, quality of management, valuation, financial statements, industry position/market size potential and applicable economic and market conditions, as well as whether a company’s products and services have high barriers to entry. The Fund typically holds a limited number of stocks (generally 35 to 60).

Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities, when a security’s valuation reaches the Manager’s fair value targets, or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Information technology sector risk — The risk that investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.

Science and technology industry risk — The risk that investment risks associated with investing in science and technology securities, in addition to other risks, include: operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and obsolescence of existing technology. In addition, these securities may be impacted by commodity and energy prices, which can be volatile, and may increase the volatility of these securities.

Growth stock risk — Growth stocks reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Concentration risk — The risk that a concentration in a particular industry will cause a fund to be more exposed to developments affecting that single industry or industry group than a more broadly diversified fund would be. A fund could experience greater volatility or may perform poorly during a downturn in the industry or industry group because it may be more susceptible to the economic, regulatory, political, legal and other risks associated with those industries than a fund that invests more broadly.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Foreign and emerging markets risk — The risk that investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. Securities of issuers in emerging markets may be subject to greater risks than securities of issuers in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Macquarie Science and Technology Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Fund summaries

Calendar year-by-year total return (Class A)

Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-3.15%	1.65%	32.82%	-5.11%	50.23%	36.07%	15.41%	-32.38%	40.65%	31.35%

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 16.43%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 25.51% for the quarter ended June 30, 2020, and its lowest quarterly return was -24.09% for the quarter ended June 30, 2022.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2024

	1 year	5 years	10 years
Class A return before taxes	23.80%	13.08%	13.17%
Class A return after taxes on distributions	19.13%	8.21%	9.88%
Class A return after taxes on distributions and sale of Fund shares	17.12%	9.49%	10.12%
Class C return before taxes	29.43%	13.52%	13.15%
Institutional Class return before taxes	31.69%	14.67%	14.11%
Class R6 return before taxes	31.79%	14.81%	14.26%
Class R return before taxes	31.03%	14.04%	13.46%
Class Y return before taxes	31.35%	14.42%	13.85%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
S&P North American Technology Sector Index (reflects no deduction for fees, expenses, or taxes)	36.08%	21.06%	20.70%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Bradley Warden, CFA	Managing Director, Senior Portfolio Manager	October 2016
Gus Zinn, CFA	Managing Director, Senior Portfolio Manager	November 2021

Sub-advisor

Macquarie Investment Management Global Limited

On April 21, 2025, Macquarie Group Limited, the parent company of the Manager, a series of Macquarie Investment Management Business Trust (MIMBT), together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire the US and European public investments asset management business of Macquarie Asset Management. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025.

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at macquarie.com/mam/account-access; by calling 800 523-1918; by regular mail (c/o Macquarie Funds, P.O. Box 534437, Pittsburgh, PA 15253-4437); by overnight courier service (c/o Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R, Institutional Class, Class Y, and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund summaries

Macquarie Global Bond Fund, a series of Ivy Funds

What is the Fund’s investment objective?

Macquarie Global Bond Fund seeks to provide a combination of current income and capital appreciation.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	C	Inst.	R6	R	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none (1)	1.00%(1)	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	Inst.	R6	R	Y
Management fees	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and service (12b-1) fees	0.25%	1.00%	none	none	0.50%	0.25%
Other expenses	0.25%(2)	0.25%(2)	0.25%(2)	0.12%(2,3)	0.25%(2)	0.25%(2)
Total annual fund operating expenses	1.12%	1.87%	0.87%	0.74%	1.37%	1.12%
Fee waivers and expense reimbursements	(0.18%)(4)	(0.18%)(4)	(0.18%)(4)	(0.18%)(4)	(0.18%)(4)	(0.18%)(4)
Total annual fund operating expenses after fee waivers and expense reimbursements	0.94%	1.69%	0.69%	0.56%	1.19%	0.94%
[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	“Other expenses” have been restated to reflect current fees.
[3]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[4]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.69% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.56% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	(if not redeemed) C	C	Inst.	R6	R	Y
1 year	$542	$172	$272	$70	$57	$121	$96
3 years	$773	$570	$570	$260	$218	$416	$338
5 years	$1,023	$994	$994	$465	$394	$733	$600
10 years	$1,736	$2,176	$2,176	$1,056	$902	$1,631	$1,347

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 226% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Macquarie Global Bond Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of bonds of foreign and US issuers. Consistent with this policy, the Fund may invest in various types of debt securities, such as corporate bonds, government bonds, mortgage-backed securities, asset-backed securities, secured and unsecured loan assignments, loan participations and other loan instruments (loans). The Fund may invest in debt securities issued by foreign or US companies of any size, including those in emerging markets, as well as in debt securities issued by foreign or US governments. Under normal circumstances, the Fund invests at least 40% (or, if the Manager deems it warranted by market conditions, at least 30%) of its total assets in securities of non-US issuers, including those located in at least three countries including the United States. Non-US issuers are those that are (1) economically tied to a non-US country or countries, or (2) issued or guaranteed by a company domiciled in, or government of, a non-US country. The Fund may invest up to 100% of its total assets in foreign securities and in securities denominated in currencies other than the US dollar. The Fund may invest in securities of any maturity.

The Fund may invest in both investment and non-investment-grade securities. It may invest up to 35% of its total assets in non-investment-grade bonds, commonly called “high-yield” or “junk” bonds, that include bonds rated BB+ or lower by S&P Global Ratings, a division of S&P Global, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Manager to be of comparable quality. The Fund will invest in non-investment-grade securities only if the Manager deems the risks to be consistent with the Fund’s objectives.

The Manager may consider analysis of environmental, social and governance (ESG) factors in evaluating investments for the Fund. This analysis considers various inputs, including metrics sourced from external parties and ESG research providers; commitments on ESG progress from issuers; specific bond formats (such as green or sustainability-linked bonds); issuer engagement; and other external and proprietary inputs to judge the issuer’s contribution to improvements in ESG practice. The Fund may favor securities of issuers that are judged by the Manager to meet high ESG standards, and may avoid investment in certain industry sectors, or in securities of issuers that are judged to not meet the Manager’s ESG requirements.  The Manager relies on a proprietary ESG framework where issuers are assessed on their exposure to, and management of, environmental, social and governance risks. The Manager’s ESG framework relies on its quantitative and qualitative analysis of factors such as industry sector, issuer specific factors such as history and management, and data from multiple sources, including government reports, company filings and external data providers. This framework is subjective in nature and not intended to be an exhaustive list of all possible risks and are provided as an indication of the types of factors being utilized by the Manager.

The Fund may invest in mortgage-backed securities and other asset-backed securities.

The Fund may also use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, forwards, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective.

Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

The Manager may look at a number of factors in selecting securities for the Fund’s portfolio including: identifying fundamental global themes; country analysis (economic, legislative/judicial and demographic trends); credit analysis of the issuer (financial strength, cash flow, balance sheet, capital structure, management, strategy and accounting); the maturity, quality, and denomination (US dollar, euro, yen, other) of the issue; domicile, market share and industry of the issuer; and analysis of the issuer’s profit history through various economic cycles.

Generally, in determining whether to sell a security, the Manager continues to analyze the factors considered for buying the security. The Manager also considers its assumptions regarding a company, an industry, the markets, an individual economy and/or the global economy. The Manager may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Fund summaries

The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Foreign and emerging markets risk —The risk that investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. Securities of issuers in emerging markets may be subject to greater risks than securities of issuers in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Prepayment risk — The risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund may then have to reinvest that money at a lower interest rate.

Currency risk — The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Loans and other direct indebtedness risk —The risk that a fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A fund's ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

High yield (junk) bond risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the Federal Home Loan Bank system (FHLB), are not backed by the “faith and credit” of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the US Treasury.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in an unanticipated direction. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Mortgage-backed and asset-backed securities risk — Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in interest rates or general economic conditions. Certain mortgage-backed or asset-backed securities, such as collateralized mortgage obligations, real estate mortgage investment conduits, and stripped mortgage-backed securities, may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities.

Capital repatriation risk — The risk that a fund may be unable to repatriate capital from its investments, in whole or in part, which may have an adverse effect on the cash flows and/or performance of the fund. Capital repatriation involves the transfer of corporate money or property from a foreign country back to its home country. The repatriation of capital with regard to investments made in certain securities or countries may be restricted during certain times from the date of such investments or even indefinitely.

ESG investing risk — ESG investing risk is the risk that a fund’s strategy may exclude securities of certain issuers for non-financial reasons and the fund may forgo some market opportunities available to funds that do not integrate ESG factors in investment decisions. In addition, there is a risk that the companies identified by a fund’s ESG factors will not operate as expected when addressing ESG issues or they will not exhibit positive ESG characteristics as intended.

Portfolio turnover risk - High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment

How has Macquarie Global Bond Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. Effective November 15, 2021, the Fund’s subadvisers changed to the Affiliated Sub-Advisors and the Fund changed its investment strategy. The Fund’s performance prior to November 15, 2021 reflects the Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Fund summaries

Calendar year-by-year total return (Class A)

Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-3.59%	8.16%	4.8%	-0.36%	7.65%	7.98%	-1.08%	-9.04%	6.82%	2.81%

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 2.49%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 9.39% for the quarter ended June 30, 2020, and its lowest quarterly return was -6.60% for the quarter ended March 31, 2020. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2024

	1 year	5 years	10 years
Class A return before taxes	-1.85%	0.11%	1.66%
Class A return after taxes on distributions	-3.26%	-1.08%	0.54%
Class A return after taxes on distributions and sale of Fund shares	-1.11%	-0.42%	0.78%
Class C return before taxes	1.03%	0.54%	1.65%
Institutional Class return before taxes	2.97%	1.52%	2.50%
Class R6 return before taxes	3.21%	1.59%	2.54%
Class R return before taxes	2.50%	0.93%	1.82%
Class Y return before taxes	2.71%	1.30%	2.25%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)	-1.69%	-1.96%	0.15%
Bloomberg Global Aggregate Index, Hedged to USD (reflects no deduction for fees, expenses or taxes)	3.40%	0.48%	2.01%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Fund
Andrew Vonthethoff, CFA	Managing Director, Senior Portfolio Manager	November 2021

Sub-advisors

Macquarie Investment Management Global Limited

Portfolio manager	Title with MIMGL	Start date on the Fund
Matthew Mulcahy	Senior Managing Director, Head of Global Fixed Income	November 2021

Macquarie Investment Management Austria Kapitalanlage AG

Macquarie Investment Management Europe Limited

On April 21, 2025, Macquarie Group Limited, the parent company of the Manager, a series of Macquarie Investment Management Business Trust (MIMBT), together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire the US and European public investments asset management business of Macquarie Asset Management. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025.

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at macquarie.com/mam/account-access; by calling 800 523-1918; by regular mail (c/o Macquarie Funds, P.O. Box 534437, Pittsburgh, PA 15253-4437); by overnight courier service (c/o Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R, Institutional Class, Class Y, and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund summaries

Macquarie High Income Fund, a series of Ivy Funds

What is the Fund’s investment objective?

Macquarie High Income Fund seeks to provide total return through a combination of high current income and capital appreciation.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	C	Inst.	R6	R	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none (1)	1.00%(1)	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	Inst.	R6	R	Y
Management fees	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	none	none	0.50%	0.25%
Other expenses	0.16%(2,3)	0.16%(2,3)	0.16%(2,3)	0.07%(2,3,4)	0.16%(2,3)	0.16%(2,3)
Total annual fund operating expenses	0.96%	1.71%	0.71%	0.62%	1.21%	0.96%
Fee waivers and expense reimbursements	(0.08%)(5)	(0.08%)(5)	(0.08%)(5)	(0.08%)(5)	(0.08%)(5)	(0.08%)(5)
Total annual fund operating expenses after fee waivers and expense reimbursements	0.88%	1.63%	0.63%	0.54%	1.13%	0.88%
[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	“Other expenses” have been restated to reflect current fees.
[3]	“Other expenses” includes the expenses of any wholly-owned subsidiaries of the Fund.
[4]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[5]

The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.63% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.54% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. The Fund's Class A shares also are subject to a blended 12b-1 fee of 0.10% on certain shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	(if not redeemed) C	C	Inst.	R6	R	Y
1 year	$536	$166	$266	$64	$55	$115	$90
3 years	$734	$531	$531	$219	$190	$376	$298
5 years	$950	$921	$921	$387	$338	$657	$523
10 years	$1,568	$2,013	$2,013	$875	$767	$1,459	$1,171

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Macquarie High Income Fund seeks to achieve its objective by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), of US and foreign issuers, the risks of which are, in the judgment of the Manager, consistent with the Fund’s objective. The Fund invests primarily in lower-quality debt securities, which include debt securities rated BB+ or lower by S&P Global Ratings, a division of S&P Global, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Manager to be of comparable quality. The Fund may invest up to 100% of its total assets in non-investment-grade debt securities, commonly called “high-yield” or “junk” bonds, which include debt securities rated BB+ or lower by S&P, or comparably rated by another NRSRO or, if unrated, determined by the Manager to be of comparable quality. The Fund may invest in fixed-income securities of any maturity.

The Fund may invest up to 100% of its total assets in foreign securities that are denominated in US dollars or foreign currencies. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

The Fund may invest in restricted securities.

Although the Manager considers credit ratings in selecting investments for the Fund, the Manager bases its investment decisions for a particular instrument primarily on its own credit analysis and not on a NRSRO’s credit rating. In selecting securities, the Manager may conduct an initial screening of issuers based on characteristics such as yield, performance, maturity and relative value across and within sectors. Following its initial screening, the Manager may look at a number of factors beginning with a primarily bottom-up (researching individual issuers) analysis that includes extensive modeling and talking with a company’s management team, industry consultants and sell-side research to help formulate opinions, and progressing to consideration of the current economic environment, the direction and level of interest rates and inflation, and industry fundamentals and trends in the general economy. Other factors considered include a company’s financial strength, growth of operating cash flows, strength of management, borrowing requirements, improving credit metrics, potential to improve credit standing, responsiveness to changes in interest rates and business conditions, strength of business model, competitive advantage and capital structure and future capital needs. Initial position sizes are determined based on factors that include size of issue, rating, duration, coupon, call-ability, exposure to a specific industry and leverage.

The Manager attempts to optimize the Fund’s risk/reward by investing in the debt portion of the capital structure that the Manager believes to be most attractive, which may include secured and/or unsecured loans, floating rate notes and/or secured and/or unsecured high-yield bonds. For example, if the Manager believes that market conditions are favorable for a particular type of fixed-income instrument, such as high-yield bonds, most or all of the fixed-income instruments in which the Fund invests may be high-yield bonds. Similarly, if the Manager believes that market conditions are favorable for loans, most or all of the fixed-income instruments in which the Fund invests may be loans, including second-lien loans which typically are lower in the capital structure and less liquid than first-lien loans.

Generally, in determining whether to sell a security, the Manager considers the dynamics of an industry and/or company change or anticipated change, a change in strategy by a company, a deterioration of the company’s financial model, credit quality or credit standing, and/or a change in management’s consideration of its creditors. The Manager also may sell a security if, in the Manager’s opinion, the price of the security has risen to fully reflect the company’s improved creditworthiness and other investments with greater potential exist. The Manager also may sell a security to take advantage of what it believes are more attractive investment opportunities, to reduce the Fund’s holding in that security or to raise cash.

At times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund to effect certain investments consistent with the Fund’s investment objectives (Subsidiary). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to certain investments in accordance with the limits of the federal tax laws. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (1940 Act), that govern investment policies, capital structure and leverage on an aggregate basis with the Subsidiary. The Subsidiary complies with the 1940 Act’s provisions relating to affiliated transactions and custody of assets. Please refer to the Fund’s SAI for information about the custodian of the Subsidiary.

Under the global fixed income investment platform, the Manager can receive the following support services from Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the

Fund summaries

“Affiliated Sub-Advisors”) with respect to the Fund: (i) providing investment advice and recommendations; (ii) executing security trades where the Affiliated Sub-Advisor has local market expertise; and (iii) exercising investment discretion where the Affiliated Sub-Advisor has local market expertise.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

High yield (junk) bond risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Loans and other direct indebtedness risk — The risk that a fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A fund's ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Restricted securities risk — The risk that restricted securities are subject to legal or contractual restrictions on resale, and there can be no assurance of a ready market for resale. These securities include private placements or other unregistered securities, such as “Rule 144A Securities”, which are securities that may be sold only to qualified institutional buyers pursuant to the Securities Act of 1933, as amended (1933 Act). Privately placed securities, Rule 144A securities and other restricted securities may have the effect of increasing the level of Fund illiquidity to the extent the Fund finds it difficult to sell these securities when the Manager believes it is desirable to do so, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, and the prices realized could be less than those originally paid, or less than the fair market value. At times, the illiquidity of the market, as well as the lack of publicly available information regarding these securities also may make it difficult to determine the fair market value of such securities for purposes of computing the NAV of the Fund.

Foreign risk — The risk that investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Currency risk — The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Prepayment risk — The risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund may then have to reinvest that money at a lower interest rate.

Subsidiary risk—The Subsidiary is not registered, nor subject to the investor protections, under the 1940 Act, and does not benefit from all the investor protections that apply to 1940 Act-registered funds. Changes in applicable tax laws could result in the inability of the Fund and/or the Subsidiary to operate as described herein, which could adversely affect the Fund and its shareholders.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie

Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Macquarie High Income Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year and the table shows how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of the Macquarie Funds and Delaware Management Company became the Fund's investment manager. The returns shown from before April 30, 2021 are from the Fund's prior investment manager. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Calendar year-by-year total return (Class A)

Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-7.37%	16.73%	7.99%	-2.73%	11.24%	5.32%	6.77%	-11.38%	12.19%	5.97%

As of June 30, 2025, the Fund’s Class A shares had a calendar year-to-date return of 1.40%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 8.54% for the quarter ended June 30, 2020, and its lowest quarterly return was -15.83% for the quarter ended March 31, 2020. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2024

	1 year	5 years	10 years
Class A return before taxes	1.13%	2.21%	3.50%
Class A return after taxes on distributions	-1.48%	-0.54%	0.57%
Class A return after taxes on distributions and sale of Fund shares	0.64%	0.46%	1.31%
Class C return before taxes	4.19%	2.69%	3.52%
Institutional Class return before taxes	6.24%	3.68%	4.36%
Class R6 return before taxes	6.28%	3.78%	4.50%
Class R return before taxes	5.71%	3.11%	3.77%
Class Y return before taxes	5.97%	3.44%	4.11%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%
ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	8.20%	4.03%	5.08%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Fund summaries

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Vivek Bommi, CFA	Managing Director, Head of Leveraged Credit	November 2023
John McCarthy, CFA	Managing Director, Senior Portfolio Manager	November 2021

Sub-advisors

Macquarie Investment Management Austria Kapitalanlage AG

Macquarie Investment Management Europe Limited

Macquarie Investment Management Global Limited

On April 21, 2025, Macquarie Group Limited, the parent company of the Manager, a series of Macquarie Investment Management Business Trust (MIMBT), together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire the US and European public investments asset management business of Macquarie Asset Management. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025.

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at macquarie.com/mam/account-access; by calling 800 523-1918; by regular mail (c/o Macquarie Funds, P.O. Box 534437, Pittsburgh, PA 15253-4437); by overnight courier service (c/o Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by wire.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R, Institutional Class, Class Y, and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. The Fund may invest, indirectly through the Subsidiary, in certain foreign operating companies consistent with the Fund’s investment strategies that are classified as partnerships for US federal income tax purposes (Partnership Investments). Partnerships in the United States are governed by Subchapter K of the Internal Revenue Code of 1986 (IRC), which is found in Sections 701 through 777 of the Code. Partnerships themselves are not subject to income tax. Instead, income, deductions, and credits flow through to the partners and each partner must take into account their distributive share of the partnership's income, gain, loss, deduction, or credit on their tax returns. For purposes of “qualifying income,” income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a fund. (Refer to amended IRS Section 851(b) and Section 851(b)(2) of the IRC.) However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (QPTP) will be treated as qualifying income.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

How we manage the Funds

Our principal investment strategies

Macquarie Asset Strategy Fund

The Fund seeks to achieve its objective by allocating its assets among different asset classes of varying correlation around the globe. The Manager primarily invests a portion of the Fund's assets in global equity securities that the Manager believes can outperform the Fund's benchmark index, the MSCI ACWI Index, over a full market cycle before taking into account fund expenses (the Equity portion). The Manager then invests the Fund's remaining assets (the Diversifying portion) in various additional asset classes that may have a lower correlation or volatility than the Equity portion, including but not limited to global fixed-income securities, Treasury instruments, precious metals, commodities and cash. The Manager may allocate the Fund's investments among these different asset classes in different proportions at different times, but generally seeks to invest 50% — 80% of the Fund's total assets in equities or equity-like securities and 20% — 50% of the Fund's total assets in the Diversifying portion. In connection with the active allocation among these different asset classes, MIMAK, the sub-advisor to the Fund, will also manage a tactical/completion sleeve. The tactical/completion sleeve will typically vary from 0% to 20% of the Fund's total assets and primarily hold derivatives and exchange-traded funds (ETFs). If applicable, the derivatives and ETFs within the tactical/completion sleeve will also be counted towards the asset classes noted above. MIMAK and the Manager use a dynamic asset-allocation framework to determine the proportion of the Fund's assets that will be allocated to the various asset classes noted above, based on the market assessment and portfolio risk contribution for such asset classes.

Within this tactical / completion sleeve the Fund may invest in ETFs managed by the Manager and/or its affiliates (“Affiliated ETFs”) and ETFs that are managed by unaffiliated investment advisers (“Unaffiliated ETFs”). In selecting underlying ETFs, MIMAK and the Manager may select certain Affiliated ETFs, even if there may (or may not) be one or more Unaffiliated ETFs that investors might regard as equally or more attractive to the Fund.

For the purposes of this section, a reference to the Manager may also include MIMAK, with respect to its role as sub-advisor of the Fund.

In selecting securities for the Fund, the Manager primarily emphasizes a bottom-up (researching individual issuers) approach and seeks to find relative value across the asset classes noted above. Part of the Manager's investment process also includes a top-down (assessing the market and economic environment) analysis.

With respect to the Equity portion, the Manager seeks what it believes are well-positioned companies with a strong and/or growing sustainable competitive advantage in attractive industries across the globe which the Manager believes can exceed current earnings estimates. The Manager looks for companies that are taking market share within their industries, which results in high levels of cash flow, as well as stable to improving margins and returns. The Manager generally focuses on companies that are growing, innovating, improving margins, returning capital through dividend growth or share buybacks and/or offering what the Manager believes to be sustainable high free cash flow.

The Fund has the flexibility to invest in both growth and value companies. The Fund will tend to emphasize growth-oriented companies, but will typically shift towards value-oriented companies when it feels growth stocks are too expensive on a relative basis or during an economic cycle where the Manager believes that cyclical companies have become oversold. Although the Fund primarily invests in securities issued by large, well-established companies, it may invest in securities issued by companies of any size.

Within the Diversifying portion, the Fund has the flexibility to invest in a wide range of assets that, in the Manager's view, present attractive risk-adjusted returns as compared to the Equity portion, and/or reduce the Fund's overall risk profile. Diversifying assets may be comprised of global fixed-income instruments, including investment-grade and high-yield bonds, as well as emerging market, corporate and sovereign bonds and bank loans. Such fixed-income instruments may include a significant amount, up to 35% of the Fund's total assets, in high-yield/high-risk bonds, or junk bonds, which include bonds rated BB+ or below by S&P, or comparably rated by another NRSRO or, if unrated, determined by the Manager to be of comparable quality. When selecting these instruments, the Manager focuses heavily on free cash flow and an issuer's ability to de-lever itself (in other words, to reduce debt) through the credit cycle. The Fund also can invest in government securities issued by the Treasury (such as Treasury bills, notes or bonds), obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or instrumentalities, international and supranational bonds issued or guaranteed by other governments, and mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises, as well as TIPS, REITs, precious metals, commodities and cash.

The Fund may use a wide range of derivatives instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Fund's portfolio characteristics. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

Within each of the Equity and the Diversifying portions, the Fund may invest in US and foreign securities. The Equity portion of the Fund generally will invest at least 30% of its assets, and may invest up to 75%, in foreign securities and in securities denominated in currencies other than the US dollar, including issuers located in and/or generating revenue from emerging markets. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

The Manager may allocate the Fund's investments among the different types of assets noted above in different proportions at different times (keeping in mind the general percentages noted above) and may exercise a flexible strategy in selecting investments. The Manager does not intend to concentrate the Fund in any geographical region or industry sector; however, it is not limited by investment style or by the issuer's location or industry sector.

Subject to diversification limits, the Fund also may invest up to 10% of its total assets at the time of investment in precious metals.

The Fund previously invested in private placements and other restricted securities in an amount up to 15% of its net assets, in accordance with its investment restrictions. Private placements and other restricted securities may be difficult to resell because a ready market for resale may not exist at any given time. While the Fund may continue to invest in various types of restricted securities, including Rule 144A Securities, the Fund does not intend to further invest in private placements and seeks to sell its remaining holdings of such private placement securities as opportunities arise for such sale. Many such securities lack readily available market prices which requires the Fund to determine a fair value for such investments in accordance with valuation guidelines adopted by the Board. The more limited financial information may make it more difficult to value such investments and may make it difficult to accurately determine the Fund's exposure to privately issued securities. The Fund's NAV could be adversely affected if the Fund's determinations regarding the fair value of the Fund's investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments.

The Fund may purchase shares of another investment company subject to the restrictions and limitations of the 1940 Act. The Fund also may invest in ETFs. The Fund may invest in companies that are offered in IPOs. The Fund also may invest in separately traded principal and interest components of securities issued or guaranteed by the Treasury under the Separate Trading of Registered Interest and Principal of Securities (STRIPS) program. In addition, the Fund may invest in “A-shares” of certain Chinese companies — which otherwise are not eligible to be directly purchased by US mutual funds — through various trading programs with Chinese-based stock exchanges. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

At times, the Fund may invest in the Subsidiary, which is a wholly owned company acting as an investment vehicle for the Fund, in order to effect certain investments consistent with the Fund's investment objective. The Fund's investment in the Subsidiary is expected to provide the Fund with exposure to certain investments in accordance with the limits of the federal tax laws.

In addition, the Manager may seek investment advice and recommendations relating to fixed income securities from its affiliates: Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL). The Manager may also permit MIMGL to execute Fund equity security trades on behalf of the Manager. The Manager may also permit MIMEL and MIMGL to exercise investment discretion and perform trading for fixed income securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL's or MIMGL's specialized market knowledge, and the Manager may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

Macquarie Balanced Fund

The Fund seeks to achieve its objective to provide total return through a combination of capital appreciation and current income by investing primarily in a diversified mix of stocks, debt securities and short-term instruments, depending on market conditions. There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests at least 50% of its total assets in equity securities with the objective of providing potential capital appreciation and some dividend income. The Fund invests at least 30% of its total assets in debt securities, with the objective of providing income and relative stability of capital. The Fund also may invest in convertible securities and preferred stocks.

MIMAK, the sub-advisor to the Fund, and the Manager use a dynamic asset-allocation framework to determine the proportion of the Fund's assets that will be allocated to the various asset classes noted above, based on the market assessment and portfolio risk contribution for such asset classes. In addition, MIMAK will also manage a tactical/completion sleeve and such sleeve will typically vary from 0% to 20% of the Fund's total assets and primarily hold derivatives and ETFs.

For the purposes of this section, a reference to the Manager may also include MIMAK, with respect to its role as sub-advisor of the Fund.

Investment opportunities typically fall into two categories: company-specific ideas which include factors such as a company's competitive positioning, production cycles, cost restructuring or a new management team; and thematic ideas where the Manager considers economic or political forces, interest rate term structure variances, cyclical inflections, changes in consumer behavior or technology shifts.

How we manage the Funds

The Fund invests primarily in medium to large, well-established companies, most of which pay a regular dividend, although it may invest in securities issued by companies of any size. In evaluating investments for the Fund, the Manager focuses on companies with resilient business models characterized by stable growth rates; strong balance sheets; relative strength in earnings; attractive return profiles and valuation; and strong free cash flow generation. In so doing, the Manager evaluates a company's management team, its financial position, its competitive position and the condition of its respective industry in addition to other factors. The Manager utilizes financial statements, independent research by its investment management personnel, third party research, brand studies done by outside parties and other tools and processes to identify what it believes to be attractive investment opportunities with a focus on the trajectory and sustainability of a company's business model. The Manager also focuses on companies that possess a sustainable competitive advantage, by evaluating factors such as brand equity/loyalty, proprietary technology, switching costs, access to distribution channels, capital requirements, economies of scale, and barriers to entry.

The Fund may use a wide range of derivatives instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Fund's portfolio characteristics. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return. The Fund may also invest in ETFs.

In its fixed-income investments, the Manager focuses on current income and capital preservation. The majority of the Fund's debt securities are either US government securities or investment-grade corporate bonds rated BBB- or higher by S&P, or comparably rated by another NRSRO or, if unrated, determined by the Manager to be of comparable quality. The Fund may invest up to 20% of its total assets in non-investment-grade debt securities, which may include floating rate notes or secured bank loans. The Fund has no limitations on coupon type (i.e., fixed, floating, zero), the range of maturities of the debt securities in which it may invest or on the size of companies in which it may invest.

In selecting debt securities for the Fund, the Manager focuses on current income and capital preservation and generally seeks to invest in investment-grade securities. The Fund may invest up to 30% of its total assets in foreign securities, including equity and fixed-income securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Additionally, many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

The Fund may invest in bonds of any maturity or duration.

Generally, in determining whether to sell a security, the Manager uses the same analysis as identified above in order to determine if the security is appropriately valued or has met its anticipated price. The Manager also may sell a security if the security ceases to produce income, to reduce the Fund's holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

When the Manager believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include, but are not limited to: short-term obligations such as rated commercial paper and variable amount master demand notes; US dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the US government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term US dollar-denominated obligations which the Manager believes are of comparable high quality. Subject to the Fund's investment policies and restrictions, the Fund may utilize derivatives instruments, including, but not limited to, futures contracts, options and other types of derivatives, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

In addition, the Manager may seek investment advice and recommendations relating to fixed income securities from its affiliates: Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL). The Manager may also permit MIMGL to execute Fund equity security trades on behalf of the Manager. The Manager may also permit MIMEL and MIMGL to exercise investment discretion and perform trading for fixed income securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL's or MIMGL's specialized market knowledge, and the Manager may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

Macquarie Core Equity Fund

The Fund seeks to achieve its objective to provide capital growth and appreciation by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (80% policy), primarily in common stocks of large-capitalization, US and, to a lesser extent, foreign companies. The Manager seeks to invest the Fund in companies that it believes are high-quality, have sustainable competitive advantages accompanied by financial strength and earnings stability, and have leading positions in their industries. There is no guarantee, however, that the Fund will achieve its objective. Although the Fund invests primarily in securities issued by large-capitalization companies, it may invest in securities issued by companies of any size. The Fund may invest in securities of companies across the valuation spectrum, including securities issued by growth and value companies.

The Manager begins its investment process by screening the 1,500 largest domestic companies, using a series of quantitative screens for earnings quality and trends, valuation, management quality and capital usage. Following this initial screening, the Manager balances a top-down (assessing the market environment) approach with a bottom-up (researching individual issuers) analysis when selecting securities for the Fund, and seeks to exploit what it believes to be catalysts for multi-year earnings growth in companies that it believes have strong or strengthening competitive advantages. Earnings catalysts are diversified across both thematic and company-specific projections.

From a top-down perspective, the Manager seeks to identify current trends or themes which indicate specific industries that have the potential to experience multi-year growth. The Manager considers various thematic catalysts in its analysis, including major macro- economic and political forces, cyclical inflections, changes in consumer behavior and technology shifts. Once a trend or theme is identified, the Manager seeks to invest for the Fund in what it believes are dominant companies that will benefit from these trends or themes, including companies that the Manager believes have long-term earnings potential that exceeds market expectations. Through its bottom-up stock selection, the Manager searches for companies for which it believes market expectations are too low with regard to the ability of the companies to grow their businesses.

In selecting securities for the Fund, the Manager may consider whether a company has new products to introduce, has undergone cost restructuring or a management change, or has improved its execution, among other factors.

The Fund typically holds a limited number of stocks (generally 40 to 50).

The Manager attempts to select securities that it believes have growth possibilities by looking at many factors, which may include a company's: projected long-term earnings power compared to market expectations over a multi-year horizon, competitive position in the global economy, history of improving sales and profits, management strength, ESG characteristics, established brand, leadership position in its industry, stock price value, potential earnings catalyst, dividend payment history, anticipated future dividend yield, and prospects for capital return in the form of dividends and stock buybacks.

The Fund also may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

The Fund may use a variety of derivatives instruments for various purposes. The Fund may, at any given time, use futures contracts, options contracts or other instruments, in an attempt to hedge broad or specific US equity index movements or to otherwise manage the risks of the Fund's investments. In an effort to manage foreign currency exposure, the Fund may use forward currency contracts to either increase or decrease exposure to a given currency.

When the Manager believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include, but are not limited to: short-term obligations such as rated commercial paper and variable amount master demand notes; US dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the US government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term US dollar-denominated obligations which the Manager believes are of comparable high quality. Subject to the Fund's investment policies and restrictions, the Fund also may utilize derivatives instruments, including, but not limited to, futures contracts, options and other types of derivatives, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

Macquarie Global Growth Fund

How we manage the Funds

The Fund seeks to achieve its objective to provide growth of capital by investing primarily in common stocks of US and foreign companies (including depositary receipts of foreign issuers) that the Manager believes are competitively well-positioned, gaining market share, have the potential for long-term growth, and/or operate in regions or countries that the Manager believes possess attractive growth characteristics. The Fund primarily invests in issuers of developed countries, including the US, although the Fund has the ability to invest in issuers domiciled in or doing business in any country or region around the globe, including emerging markets. Growth securities are those whose earnings, the Manager believes, are likely to have strong growth over several years. A depositary receipt generally is issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. The Manager seeks profitable companies with a sustainable competitive advantage in their industry as well as the ability to sustain their growth rates. There is no guarantee, however, that the Fund will achieve its objective.

The Manager utilizes a research-based investment process that focuses on bottom-up (researching individual issuers) stock selection. The Manager seeks strong companies that possess a unique, sustainable competitive advantage that the Manager believes will allow them to withstand competitive pressures, sustain margins and cash flow, and grow faster than the general economy. The Manager may look at a number of factors in selecting securities for the Fund, including: a company's competitive position and its sustainability; a company's growth and earnings potential and valuation; a company's financials, including cash flow and balance sheet; management of the company; strength of the industry; size of the company's total addressable market; margin trends; switching costs; control of distribution channels; brand equity; scale; patent protection; and applicable economic, market, and political conditions of the country in which the company is located and/or in which it is doing business. As an overlay to its bottom-up analysis, the Manager considers factors such as the geographical economic environment, the political environment, regulatory policy, geopolitical risk, and currency risk.

Although the Fund primarily invests in securities issued by large-capitalization companies, it may invest in securities issued by companies of any size and in any geographical area, including the US, and within various sectors, which may include companies that are offered in IPOs. Under normal circumstances, the Fund invests at least 40% (or, if the portfolio manager deems it warranted by market conditions, at least 30%) of its total assets in foreign securities. The Fund may invest up to 80% of its total assets in foreign securities, including securities denominated in currencies other than the US dollar. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various additional foreign markets through investments in these companies, even if the Fund is not invested directly in such markets. The Fund typically holds a limited number of stocks (generally 50 to 70).

The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

The Fund may use a variety of derivatives instruments for various purposes. The Fund may, at any given time, use options, total return swaps or other derivatives. The Fund may use derivatives in an attempt to hedge broad or specific equity market movements, to gain or increase exposure to specific securities, sectors and/or geographical areas or to otherwise manage the risks of the Fund's investments. In an effort to manage foreign currency exposure, the Fund may use forward currency contracts to either increase or decrease exposure to a given currency. The Fund also may invest in ETFs as a means of gaining exposure to a particular segment of the market, which may include seeking to gain exposure to precious metals and other commodities. The Fund may invest in restricted securities. In addition, the Fund may invest in “A-shares” of certain Chinese companies - which otherwise are not eligible to be directly purchased by US mutual funds - through various trading programs with Chinese-based stock exchanges.

When the Manager believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The Manager aims to remain fully invested over the market cycle. The “cash equivalents” in which the Fund may invest include, but are not limited to: short-term obligations such as rated commercial paper and variable amount master demand notes; US dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the US government or its agencies or instrumentalities; repurchase agreements(which investments also are subject to their own fees and expenses); and other similar short-term US dollar-denominated obligations which the Manager believes are of comparable high quality. Subject to the Fund's investment policies and restrictions, the Fund may utilize derivatives instruments, including, but not limited to, futures contracts, options, and other types of derivatives, for defensive purposes. The Manager also may avoid investment in volatile emerging markets and increase investments in more stable, developed countries and industries, including investments in long-term US or foreign government bonds; and it also may invest all of its assets in US securities. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Macquarie International Core Equity Fund

The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities. The Fund will invest primarily in common stocks of non-U.S. companies, which may include companies located or operating in developed or emerging markets. The Fund's investment in emerging market companies will not exceed the greater of (a) 35% of the Fund's net assets or (b) the weight of emerging markets in the Fund's benchmark index, the MSCI ACWI ex USA Index. The Fund also may invest in depositary receipts of foreign issuers.

The Manager believes that there are often dislocations and valuation discrepancies in the international financial markets and, therefore, it seeks to find and invest in what it believes are mispriced countries, sectors, currencies, and, ultimately, stocks with attractive valuations relative to their potential and to their global peer group. The Manager uses a disciplined approach while looking for investment opportunities around the world, preferring companies that it believes to have strong and growing competitive positions and reasonable valuations.

The Manager begins its investment process through bottom-up fundamental analysis with a global perspective which is built by constantly assessing developments in the global landscape, business and product cycles, relative valuations and an awareness of politics around the world. The Manager follows a bottom-up approach to its stock selection and evaluates individual companies based on various factors, including: free cash flow, sales growth, financial leverage, and return on invested capital along with various valuation metrics. The Manager uses various data and screening services as part of its stock-selection process, primarily to assess return on invested capital and relative valuation.

Although the Fund primarily invests in securities issued by large-capitalization companies (typically, companies with capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size. The Fund may invest up to 100% of its total assets in foreign securities.

The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

The Fund may use a variety of derivatives instruments for various purposes. In an effort to manage foreign currency exposure, the Fund may use forward currency contracts to either increase or decrease exposure to a given currency. The Fund also may use a range of other derivatives instruments, including total return swaps, in seeking to hedge or manage broad or specific equity market movements, to facilitate trading in certain securities, or to manage exposure to specific securities, sectors and/or geographical areas. In addition, the Fund may use written options on individual equity securities to enhance return.

The Fund also may invest in exchange-traded funds (ETFs) as a means of gaining exposure to a particular segment of the market, which may include seeking to gain exposure to commodities. In addition, the Fund may invest in “A-shares” of certain Chinese companies - which otherwise are not eligible to be directly purchased by US mutual funds - through various trading programs with Chinese-based stock exchanges.

When the Manager believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The Manager aims to remain fully invested over the market cycle. The “cash equivalents” in which the Fund may invest include, but are not limited to: short-term obligations such as rated commercial paper and variable amount master demand notes; US dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the US government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term US dollar-denominated obligations which the Manager believes are of comparable high quality. Subject to the Fund's investment policies and restrictions, the Fund may utilize derivatives instruments, including, but not limited to, futures contracts, options and other types of derivatives, for defensive purposes. However, by taking a temporary defensive position the Fund may not achieve its investment objective.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Macquarie Large Cap Growth Fund

The Fund seeks to achieve its objective to provide growth of capital by investing primarily in a portfolio of common stocks issued by growth-oriented, large-capitalization (and, to a lesser extent, mid-capitalization) US (and, to a lesser extent, foreign) companies that the Manager believes have a competitively advantaged business model, thereby eluding competition, and have the ability to sustain growth over the long term beyond investors' expectations. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in large-capitalization companies, which typically are companies with market capitalizations of at least $10 billion at the time of acquisition (80% policy). Growth-oriented companies are those whose earnings the Manager believes are likely to grow faster than the economy. The Fund is nondiversified, meaning it may invest a significant portion of its total assets in a limited number of issuers. There is no guarantee, however, that the Fund will achieve its objective.

In selecting securities for the Fund, the Manager begins its investment process by screening large-capitalization companies based on profitability (capital returns and margins) and growth (sales and earnings), while simultaneously utilizing fundamental analysis to assess any unique business attributes that validate those financial characteristics. The Manager uses a bottom-up (researching individual issuers) strategy in selecting securities for the Fund. The Manager seeks to invest for the Fund in companies that it believes possess a structural competitive advantage or durable market leadership position. The

How we manage the Funds

Manager looks for companies which serve large addressable markets with a demonstrated ability to sustain unit growth and high profitability. The Manager also seeks to invest in companies that it believes have improving growth prospects or improving levels of profitability and returns.

A competitively advantaged business model can be defined by such factors as: brand loyalty, proprietary technology, cost structure, scale, exclusive access to data, or distribution advantages. Other factors considered include strength of management; ESG characteristics; level of competitive intensity; return of capital; strong balance sheets and cash flows; the threat of substitute products; and the interaction and bargaining power between a company, its customers, suppliers, and competitors. The Manager's process for selecting stocks is based primarily on fundamental research, but does utilize quantitative analysis during the screening process.

From a quantitative standpoint, the Manager concentrates on the level of profitability, capital intensity, cash flow and capital allocation measures, as well as earnings growth rates and valuations. The Manager's fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which typically enables a company to generate above-average levels of profitability and the ability to sustain growth over the long term. The Fund typically holds a limited number of stocks (generally 35 to 50).

The Fund invests primarily in common stocks but also may own, to a lesser extent, debt securities, typically of investment-grade and of any maturity. Additionally, the Fund may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

When the Manager believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include, but are not limited to: short-term obligations such as rated commercial paper and variable amount master demand notes; US dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the US government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term US dollar-denominated obligations which the Manager believes are of comparable high quality. Subject to the Fund's investment policies and restrictions, the Fund may utilize derivatives instruments, including, but not limited to, futures contracts, options and other types of derivatives, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

Macquarie Mid Cap Growth Fund

The Fund seeks to achieve its objective to provide growth of capital by investing primarily in a diversified portfolio of US and, to a lesser extent, foreign mid-capitalization companies that the Manager believes are high quality and/or offer above-average growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of mid-capitalization companies (80% policy). There is no guarantee, however, that the Fund will achieve its objective.

The Fund primarily focuses on mid-capitalization growth companies that the Manager believes have the potential to become large-capitalization companies, which may include companies that are offered in IPOs. For purposes of this Fund, mid-capitalization companies typically are companies with market capitalizations similar to those of issuers included in the Russell Midcap® Growth Index over the last 13 months at the time of acquisition. As of June 30, 2025, this range of market capitalizations was between approximately $831 million and $89.2 billion. Securities of a company whose capitalization exceeds the mid-capitalization range after purchase will not be sold solely because of the company's increased capitalization.

The Manager primarily emphasizes a bottom-up (researching individual issuers) approach in its selection of securities for the Fund, and focuses on companies it believes have the potential for strong growth, increasing profitability, stable and sustainable revenue and earnings streams, attractive valuations and sound capital structures. The Manager may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. Other desired characteristics may include a leading market position, the active involvement of the founder or entrepreneur, management that is strong and demonstrates commitment to stakeholders, and a high gross margin and return on equity with low debt. The Manager also may consider a company's dividend yield. Part of the Manager's investment process includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

The Fund's holdings tend to be allocated across a spectrum of growth companies comprised of three major categories: greenfield growth (companies that possess innovative products or services that the Manager believes have the ability to maintain growth over the longer term); stable growth (companies that the Manager believes are well-managed, have durable business models and are producing moderated, yet reliable, earnings growth but that are not the fastest growth companies within the mid-capitalization growth universe); and unrecognized growth (companies, in the Manager's view, whose future growth prospects are either distrusted or misunderstood, or whose growth has slowed from historical levels, but still have the potential to deliver or reassert growth).

The Fund may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

In addition to common stocks, the Fund may invest in debt securities of any maturity and mostly of investment-grade, that is, rated BBB- or higher by S&P, or comparably rated by another NRSRO or, if unrated, determined by the Manager to be of comparable quality.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

The Fund may use a variety of derivatives instruments for various purposes. The Fund may, at any given time, use futures contracts on domestic indexes and options, both written and purchased, on an index or on individual or baskets of equity securities, in an attempt to gain exposure to certain sectors or securities, to enhance income, and/or to hedge certain event risks on positions held by the Fund and to hedge market risk on equity securities. In addition, the Fund may use total return swaps in an attempt to increase exposure to various equity sectors and markets or individual or baskets of equity securities. The Fund also may invest in exchange-traded funds (ETFs) as a means of gaining market exposure and/or to manage fund flows.

When the Manager believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include, but are not limited to: short-term obligations such as rated commercial paper and variable amount master demand notes; US dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the US government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term US dollar-denominated obligations which the Manager believes are of comparable high quality. Subject to the Fund's investment policies and restrictions, the Fund may utilize derivatives instruments, including, but not limited to, futures contracts, options and other types of derivatives, for defensive purposes. Moreover, the Fund may choose to invest in companies whose sales and earnings growth generally are stable through a variety of economic conditions. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

Macquarie Mid Cap Income Opportunities Fund

The Fund seeks to achieve its objective to provide total return through a combination of current income and capital appreciation by investing primarily in a diversified portfolio of income-producing common stocks of mid-capitalization companies that the Manager believes demonstrate favorable prospects for total return. The Fund primarily focuses on mid-capitalization companies that the Manager believes have the ability to sustain, and potentially increase, dividends while providing capital appreciation over the long-term. There is no guarantee, however, that the Fund will achieve its objective.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of mid-capitalization companies (80% policy), which, for purposes of this Fund, typically are companies with market capitalizations similar to those of issuers included in the Russell Midcap® Index over the last 13 months at the time of acquisition. As of June 30, 2025, this range of market capitalizations was between approximately $831 million and $89.2 billion. Securities of a company whose capitalization exceeds the mid-capitalization range after purchase will not be sold solely because of the company's increased capitalization.

In selecting securities for the Fund, the Manager primarily emphasizes a bottom-up (researching individual issuers) approach and may look at a number of factors in its consideration of a company, such as: competitive and sustainable dividend yield; potential growth in dividends; strong financial and operational

How we manage the Funds

capabilities; stable and consistent revenue, earnings, and cash flow; a sound balance sheet; market potential; profit potential and a proven track record of, or the potential for, returning capital to shareholders. Part of the Manager's investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

The Fund has the ability to invest in securities of companies across the valuation spectrum, including securities issued by growth and value-oriented companies. The Fund's portfolio holdings generally will be of approximate equal weight, but the Manager may adjust the weighting depending upon market conditions, for investment opportunities, or when the Manager adds or divests certain positions. The Manager intends to re-balance the Fund's portfolio holdings at least quarterly in an effort to maintain an approximate equal weighting. Additional factors considered by the Manager include domestic economic growth, as well as changes in interest rates, commodity prices and foreign economic growth.

The Fund typically will hold a limited number of stocks (generally 35 to 50).

The Fund may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

In addition to common stocks, the Fund may invest in preferred stocks. The Fund also may invest in convertible securities and in debt securities of any maturity and mostly of investment grade, that is, rated BBB- or higher by S&P Global Ratings, a division of S&P Global Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Manager to be of comparable quality. The Fund may invest in publicly traded partnerships (often referred to as master limited partnerships (MLPs)). The Fund's investments in MLPs will be limited by tax considerations. The Fund also may invest in securities issued by REITs.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

The Fund may use a variety of derivatives instruments for various purposes. The Fund may, at any given time, use futures contracts on domestic indexes and options, both written and purchased, on an index or on individual or baskets of equity securities, in seeking to gain exposure to certain sectors or securities, to enhance income, and/or to hedge certain event risks on positions held by the Fund and to hedge market risk on equity securities.

When the Manager believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; US dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the US government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term US dollar-denominated obligations which the Manager believes are of comparable high quality. Subject to the Fund's investment policies and restrictions, the Fund may utilize derivatives instruments, including, but not limited to, futures contracts, options and other types of derivatives, for defensive purposes. Moreover, the Fund may choose to invest in companies whose sales and earnings growth generally are stable through a variety of economic conditions. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

Macquarie Smid Cap Core Fund

The Fund seeks to achieve its objective by investing primarily in various types of equity securities of small- and mid-capitalization companies that the Manager believes have the greatest potential for capital appreciation. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested, at the time of purchase, in common stocks of small-and mid-capitalization companies (80% policy). There is no guarantee, however, that the Fund will achieve its objective. For purposes of this Fund, small-capitalization companies typically are companies with market capitalizations similar to those of issuers included in the Russell 2500TM Index at the time of purchase and mid-capitalization companies are those within the market capitalization range of the Russell Midcap® Index at the time of purchase.

The Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund's investment objective. The Manager strives to identify stocks of small companies that it believes offer above-average opportunities for long-term price appreciation based on: (1) attractive valuations, (2) growth prospects, and (3) strong cash flow. The Fund employs bottom-up (stock-by-stock) security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. The Manager typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance-sheet quality. In further evaluating the attractiveness of an investment, the Manager considers factors such as business conditions in the company's industry and its competitive position in that industry. The Manager conducts fundamental research on certain investments, which often includes reviewing US Securities and Exchange Commission (SEC) filings, examining financial statements, and meeting with top-level company executives. When constructing the portfolio, the Manager applies controls to ensure the portfolio has risk characteristics that it deems acceptable. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the portfolio does not have any unintended risk exposure.

The Fund may invest up to 25% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

The Fund may invest in exchange-traded funds (ETFs) as a means of gaining exposure to a particular segment of the market and/or to invest cash effectively.

When the Manager believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include, but are not limited to: short-term obligations such as rated commercial paper and variable amount master demand notes; US dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the US government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term US dollar-denominated obligations which the Manager believes are of comparable high quality. The Fund also may invest in more established companies, such as those with longer operating histories than many small-capitalization companies. Additionally, it may increase the number of issuers in which it invests and thereby limit the Fund's position size in any particular security. Subject to the Fund's investment policies and restrictions, the Fund may utilize derivatives instruments, including, but not limited to, futures contracts, options and other types of derivatives, for defensive purposes. Other defensive tactics that may be used by the Manager include holding smaller position sizes in individual holdings and/or being more broadly diversified across sectors and industries. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

Macquarie Small Cap Growth Fund

The Fund seeks to achieve its objective to provide growth of capital by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small-capitalization companies (80% policy). The Fund invests primarily in common stocks of small-capitalization companies that are relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or emerging industries where the Manager believes there is an opportunity for higher growth than in established companies or industries. For purposes of this Fund, small-capitalization companies typically are companies with market capitalizations similar to those of issuers included in the Russell 2000® Growth Index over the last 13 months at the time of acquisition. As of June 30, 2025, this range of market capitalizations was between approximately $35.6 million and $15.7 billion. Equity securities of a company whose capitalization exceeds the small-capitalization range after purchase will not be sold solely because of the company's increased capitalization. The Fund's investments in equity securities may include common stocks that are offered in IPOs. There is no guarantee, however, that the Fund will achieve its objective.

The emphasis on portfolio risk diversification is an important contributor to the ability to effectively manage risk, as a desired goal is to have a portfolio of securities that tend not to react in high correlation to one another under any economic or market condition. This emphasis is intended to result in a higher degree of diversification, reduced portfolio volatility, and a smoother more consistent pattern of portfolio returns over the long term.

The Manager begins its investment process by screening the small-capitalization universe for companies with accelerating revenue growth and improving returns on invested capital. Following this initial screening, the Manager utilizes a bottom-up (researching individual issuers) stock-picking process that considers quality of management and superior financial characteristics (e.g., return on assets, return on equity, operating margin) in its search for companies, thereby focusing on what it believes are higher-quality companies with sustainable growth prospects. The Manager seeks companies that it

How we manage the Funds

believes exhibit successful and scalable business models by having one or more of the following characteristics: serving markets that are growing at rates substantially in excess of the average industry and/or the general economy; a company that is a leader in its industry and that possesses an identifiable competitive advantage; that features strong and effective management; that demonstrates a strong commitment to shareholders; that is serving a large and/or fast-growing market opportunity; that is experiencing upward margin momentum, a growth in earnings, growth in revenue and sales and/or positive cash flows; that is increasing market share and/or creating increasing barriers to entry either through technological advancement, marketing, distribution or some other innovative means; or that emphasizes organic growth. The Manager believes that such companies generally have a replicable business model that allows for sustained growth.

The Fund's portfolio tends to be allocated across a spectrum of growth companies comprised of four major categories: aggressive growth (often young companies that are early entrants to new industries or market opportunities); accelerating growth (companies growing somewhat quickly but less aggressively and delivering solid margin expansion); consistent growth (companies that are growing still more slowly but remain stable, reliable competitors in attractive industries), and out of favor growth (companies whose valuations have been reduced but that the Manager believes continue to possess potential growth prospects). The focus on holding an investment is intermediate to long-term.

From time to time, the Fund also may invest a lesser portion of its assets in securities of mid- and large-capitalization companies (that is, companies with market capitalizations larger than that defined above) that, in the Manager's opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above-average growth.

The Fund may invest up to 25% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

The Fund may invest in exchange-traded funds (ETFs) to gain industry exposure not otherwise available through direct investments in small-capitalization securities. The Fund also may use a variety of derivatives instruments for various purposes. The Fund may, at any given time, use total return swaps, futures contracts on domestic equity indexes and options, both written and purchased, in an attempt to hedge various market risks and/or individual securities or to gain or increase exposure to various equity sectors and markets or to enhance income.

When the Manager believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include, but are not limited to: short-term obligations such as rated commercial paper and variable amount master demand notes; US dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the US government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term US dollar-denominated obligations which the Manager believes are of comparable high quality. The Fund also may invest in more established companies, such as those with longer operating histories than many small-capitalization companies. Additionally, it may increase the number of issuers in which it invests and thereby limit the Fund's position size in any particular security. Subject to the Fund's investment policies and restrictions, the Fund may utilize derivatives instruments, including, but not limited to, futures contracts, options and other types of derivatives, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

Macquarie Systematic Emerging Markets Equity Fund

The Fund seeks to achieve its objective to provide growth of capital by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, primarily common stock, of companies (i) from countries considered to be emerging market countries or (ii) that are economically linked to emerging market countries (80% policy). There is no guarantee, however, that the Fund will achieve its objective.

The Fund may invest up to 100% of its total assets in foreign securities and may invest in depositary receipts of foreign issuers. The Fund also may invest up to 20% of its net assets in companies that are not located in, or economically linked to, emerging market countries: (1) if the Fund's portfolio managers believe that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the portfolio managers believe there are not satisfactory investment opportunities in emerging market countries; and/or (3) if the portfolio managers believe there is the potential for benefit to the Fund.

For the purposes of this section, a reference to the Manager may also include MIMGL with respect to its role as sub-advisor of the Fund.

Using a systematic bottom-up approach, the Fund seeks to select securities that have (1) solid earnings appreciation with trending price action, (2) demonstrated business quality, as seen through superior profitability, balance sheet strength, earnings stability, and corporate sustainability, and (3) reasonable company valuations relative to their current growth prospects, and their peer group. All of these factors give insight into the outlook for a company, and identify companies poised for sustainable growth. Sustainable growth, if it occurs, may result in price appreciation for the company's stock. The Manager may sell a security if it no longer believes that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

The Fund is not limited by market capitalization and may invest in large-, mid-, and small-capitalization companies, which may include companies that are offered in IPOs. The Fund may invest up to 20% of its net assets in equity securities of companies whose securities are located within the United States or other developed markets. The Fund may invest up to 20% of its net assets in debt securities. At times, the Fund may focus its investments in a single geographical region. In addition, the Fund may invest in “A-shares” of certain Chinese companies - which otherwise are not eligible to be directly purchased by US mutual funds - through various trading programs with Chinese-based stock exchanges. The Fund may invest a portion of its assets in frontier markets.

The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

The Fund may use a variety of derivatives instruments for various purposes. The Fund may, at any given time, use a range of derivatives instruments to manage exposure to various foreign currencies, to gain exposure to certain individual securities, to hedge various market and event risks (such as interest rates, currency exchange rates, and broad or specific equity market movements) and as a means of generating additional income from written options. Derivatives instruments that may be used include forward contracts to either increase or decrease exposure to a given currency, total return swaps and options, both written and purchased, on individual equity securities and/or equity markets and/or exchange-traded funds (ETFs). The Fund also may use futures contracts on foreign equity indexes.

The Fund may purchase shares of another investment company subject to the restrictions and limitations of the 1940 Act. The Fund also may periodically invest in shares of ETFs to gain exposure to desired sectors or securities. The Fund may invest in private placements, non-public companies, and other restricted securities.

When the Manager believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; US dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the US government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term US dollar-denominated obligations which the Manager believes are of comparable high quality. Subject to the Fund's investment policies and restrictions, the Fund may utilize derivatives instruments, including, but not limited to, futures contracts, options, and other types of derivatives, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

Macquarie Climate Solutions Fund

The Fund seeks to achieve its objective by investing in securities of U.S. and non-U.S. issuers, including non-dollar securities and securities of emerging market issuers. The Fund focuses its investments on equity securities and equity-related investments and may invest in common and preferred stocks, convertible securities and warrants of companies of any market capitalization. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies that the Manager has identified as being capable of reducing, displacing and/or sequestering greenhouse gas (GHG) emissions or helping others to do so. In constructing the Fund's portfolio, the Manager will also emphasize the selection of securities issued by companies that the Manager believes offer superior financial risk-adjusted returns.

The Fund is nondiversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers. In addition, the Fund has a policy to concentrate (invest at least 25% of its net assets under normal circumstances) in companies within the energy industry. Companies in the energy industry include, but are not limited to, oil companies, oil and gas drilling, equipment and services companies, oil and gas exploration and production companies, oil and gas storage and transportation companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, transporters, utilities, alternative energy companies and innovative energy technology companies. Notwithstanding the foregoing, the Fund may also invest its assets across different sectors outside of the energy industry.

How we manage the Funds

The Manager's investment process for the Fund begins with idea generation, focusing on the identification of companies capable of reducing, displacing, and/or sequestering GHG emissions or helping others to do so. The Manager's investment process is designed to identify both “reducers” and “facilitators” for inclusion in the Fund's portfolio. Companies identified as “reducers”, i.e., those reducing, displacing, and/or sequestering their own GHG emissions, are willing and able to make reductions in their absolute GHG emissions. Within these “reducer” companies, the Manager gives preference to companies that are able to demonstrate a commitment to help remain on a transition pathway towards the goals of the United Nations Climate Change Paris Agreement of 2015 (“Paris Agreement”) by 2050. Companies identified by Manager as “facilitators”, i.e., those helping others reduce emissions, offer products and/or services that help reduce GHG emissions primarily through displacement and/or sequestration.

The ability of the Fund to measure a company's progress as a reducer or facilitator is, to a significant extent, contingent on the information disclosed by the company. Data on emissions is sourced from company web sites, corporate sustainability reports, and third-party sources such as non-governmental organizations, sell-side research, and, on a limited basis, ESG data providers. For “reducers,” the Manager will source the most recent reported Scope 1 and Scope 2 emissions. To estimate a company's emission reduction by 2030, the Manager will subtract current emissions from estimated emissions by 2030. Estimated emissions are sourced from company-disclosed targets and/or estimates from the Transition Pathway Initiative, which is a global, asset-owner led initiative that assesses companies' preparedness for the transition to a low carbon economy. Some company-level emission estimates will be calculated by applying forecasted changes in carbon intensity on a percentage basis and applying that change to a base level of emissions. For “facilitators,” measurement is based on annual estimated GHG emissions saved in comparison to existing higher GHG-emitting alternatives. Because company GHG emissions data are not standardized (and are further subject to estimation error when not company-reported), the data sets the Manager must rely on may imperfectly represent companies' true GHG emissions. Additionally, the company emissions targets that the Manager sets are based on model assumptions and estimations that carry the inherent risk associated with any modeling or estimating process.

From this universe of companies identified pursuant to the process described above, companies with perceived superior risk-adjusted returns are selected. This selection process includes cash flow, earnings and net asset value analysis combined with a strong financial profile and balance sheet. The Manager will also review a company's corporate governance, shareholder alignment and capital allocation.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Macquarie Healthcare Fund

The Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Fund. The following are descriptions of how the Manager pursues the Fund's investment objective.

The Fund strives to achieve maximum long-term capital growth through capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities issued by healthcare companies. The Fund may invest in US and non-US companies of all market capitalizations. The Fund is a nondiversified fund.

The Manager will select growth-oriented and value-oriented investments on the basis of the investments' discount to intrinsic value. When selecting growth-oriented securities, the Manager typically seeks high growth caused by secular economic factors. These factors may include demographics, economic deregulation, and technological developments. When selecting value-oriented securities, the Manager typically seeks lower valuations caused by cyclical economic factors or temporary changes in business operations. Strong management and a durable business franchise are key considerations in selecting both growth-oriented and value-oriented securities.

To compare the value of different stocks, the Manager considers whether the future income stream on a stock is expected to increase faster than, slower than, or in line with the level of inflation. The Manager then estimates what it thinks the value of the anticipated future income stream would be if such income stream were being paid today. The Manager believes this gives it an estimate of the stock's intrinsic value. In addition, the Manager's process utilizes a customized quantitative screen and the Manager has created six custom healthcare subsectors that group companies according to common characteristics and are the basis for investment ideas.

The types of securities the Fund may invest in include, but are not limited to: common stocks; preferred stocks; securities having common stock characteristics, such as rights and warrants to purchase common stocks; American, global, and European depositary receipts; and securities of open-end or closed-end investment companies. The Fund may also invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.”

The Fund does not normally acquire securities for short-term purposes; however, the Manager may take advantage of short-term opportunities that are consistent with the Fund's investment objective.

The Fund may invest up to 15% of its net assets in illiquid investments.

The Fund may use futures and options. The Fund may use futures and options for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, or to earn additional income. The Fund's obligations related to futures and options transactions will not exceed 20% of the Fund's total assets and the Fund will not enter into additional futures contracts or options on them if more than 5% of the Fund's assets would be required as margin deposits or premiums on the options.

The Fund may also purchase or sell foreign currencies and/or engage in forward foreign currency contracts. The Manager may conduct the Fund's foreign currency transactions on a cash basis at the spot rate prevailing in the foreign currency exchange market or through a forward foreign currency contract. The Manager will not use forward contracts for speculative purposes.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Fund's investment objective is nonfundamental. This means that the Fund's Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Fund would notify shareholders at least 60 days before the change became effective.

Macquarie Natural Resources Fund

The Fund seeks to achieve its objective to provide capital growth and appreciation by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with operations throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies (80% policy). There is no guarantee, however, that the Fund will achieve its objective.

The Manager attempts to manage risk through diversifying the Fund's holdings by commodity, country, issuer, and market capitalization of companies; however, such diversification may not necessarily reduce Fund volatility.

After conducting a top-down (assessing the market environment) market analysis of the natural resources industry and identifying trends and sectors, the Manager uses a research-oriented, bottom-up (researching individual issuers) investment approach when selecting securities for the Fund, focusing on company fundamentals and growth prospects. The Manager searches for what it believes are well-managed companies with strong balance sheets; low cost structure; capital discipline; business model; barriers to entry; competitive advantage; high incremental returns and margins; profitable growth; strong management; and the technological capability and expertise to grow independently of commodity prices. The Fund invests in a blend of value and growth companies across the capitalization spectrum, which may include companies that are offered in IPOs, and emphasizes companies that the Manager believes are strongly managed and can generate above-average capital growth and appreciation. In addition, the Manager focuses on companies that it believes are high quality, have the potential for sustainable long-term growth and that are low-cost leaders that possess historically strong-producing assets. From a macro perspective, the Manager monitors demand expectations for various commodities and utilizes this information to adjust the level of sector exposure and individual security holdings in the Fund. The Fund also may invest in companies that are not within the energy sector but that are engaged in the development of products and services to enhance energy efficiency in the manufacturing, development, and/or providing of products and services.

The Fund seeks to be diversified internationally, and therefore, the Manager invests in foreign companies and US companies that have principal operations in foreign jurisdictions. While the Manager typically seeks to invest a majority of the Fund's assets in the US, the Fund may invest up to 100% of its total assets in foreign securities. Exposure to companies in any one particular foreign country will generally be less than 15% of the Fund's total assets or two times the weight of the S&P Global Natural Resources Index, whichever is greater. The Fund also may have exposure to companies located in, and/or doing business in, emerging markets.

Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets. The Fund typically holds a limited number of stocks (generally 30 to 60). Under normal circumstances, the Manager anticipates that a significant portion of the Fund's holdings will consist of issuers in the energy and materials sectors.

The Fund may use a variety of derivatives instruments for various purposes. The Fund may use forward currency contracts in an effort to manage foreign currency exposure. In seeking to manage the Fund's exposure to precious metals, the Fund may use futures contracts, both long and short positions, as well as options, both written and purchased, on precious metals.

The Fund may use a range of other investment techniques, including investing in publicly traded partnerships (often referred to as MLPs). An MLP is an entity that combines the tax benefits of a partnership with the liquidity of publicly traded securities. The MLPs in which the Fund may invest are primarily engaged in investing in oil and gas-related businesses, including energy processing and distribution. The Fund's investments in MLPs will be limited by tax considerations.

How we manage the Funds

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

When the Manager believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include, but are not limited to: short-term obligations such as rated commercial paper and variable amount master demand notes; US dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the US government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term US dollar-denominated obligations which the Manager believes are of comparable high quality. Subject to the Fund's investment policies and restrictions, the Fund may utilize derivatives instruments, including, but not limited to, futures contracts, options and other types of derivatives, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Fund's 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days' notice prior to any change.

Macquarie Real Estate Securities Fund

The Fund seeks to achieve its objective to provide total return through capital appreciation and current income by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of companies in the real estate or real estate-related industries (80% policy). The 80% policy is nonfundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund does not invest directly in real estate. The Fund may invest in securities of issuers of any size, including issuers with small, mid or large market capitalizations, although the Fund generally tends to focus on mid- and large-capitalization issuers. There is no guarantee, however, that the Fund will achieve its objective.

“Real estate” securities include securities offered by issuers that receive at least 50% of their gross revenue from the construction, ownership, leasing, management, financing or sale of residential, commercial or industrial real estate. Real estate securities issuers typically include REITs, REOCs, real estate brokers and developers, real estate managers, hotel franchisers, real estate holding companies and publicly-traded limited partnerships.

“Real estate-related” securities include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real estate-related securities issuers typically include construction and related building companies, manufacturers and distributors of building supplies, brokers, financial institutions that issue or service mortgages and resort companies.

The Fund's investment strategy utilizes a three-step bottom-up approach (researching individual issuers) with a strong focus on quality, risk and a valuation-based stock selection methodology, supported by a top-down (assessing the market environment) overlay as a check and a balance. The Macquarie Global Listed Real Estate Team (the “Team”) seeks to identify and capitalize on investment opportunities through an integrated approach to individual security-level analysis and long-term trends impacting real estate markets and cycles. The Team applies combined research sources in a disciplined and systematic manner, taking account of mis-pricing opportunities, long term value creation and the level of risk these assets bring to the Fund in both absolute and relative terms. The Team looks to manage risk by allocating capital where it believes it will have the most potential to drive returns which is ultimately in bottom-up stock and sector selection (as further described below) over and above top-down country and regional selection, where the Team feels performance is far harder to derive consistently.

A comprehensive and detailed bottom-up research approach is a key element of our investment process. The Team's globally integrated, boots on the ground approach applies a rigorous focus on bottom-up company fundamentals to determine risk profile and growth prospects through a detailed review of their property portfolio, business strategy, organizational issues, balance sheet, liquidity, capital structure and management capabilities. Analysts with primary coverage of a company are further complemented by team members with secondary coverage of the company which encourages peer review and debate and a strong top-down review from regional and global leadership. The Team believes that bottom-up fundamental research is central in producing the measures used to identify and rank opportunities suitable for investment, skew portfolio construction to quality and help manage risk. We believe that a top-down perspective is an important secondary component in building a global listed real estate portfolio and supporting the primary bottom-up function.

Most of the Fund's real estate securities portfolio consists of securities issued by REITs and REOCs that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation (or trust or association that otherwise would be taxable as such) that invests in real estate, mortgages on real estate or shares issued by other REITs. REITs may be characterized as equity REITs (that is, REITs that primarily invest in land and improvements thereon), mortgage REITs (that is, REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs, which invest in both land and improvements thereon and real estate mortgages. The Fund primarily invests in shares of equity REITs but also invests lesser portions of its assets in shares of mortgage REITs and hybrid REITs. A REIT that meets the applicable requirements of the Internal Revenue Code, may deduct dividends paid to shareholders, effectively enabling it to eliminate any entity-level federal income tax. As a result, REITs (like regulated investment companies such as the Fund) distribute a larger portion of their earnings to investors than other entities subject to federal income tax that cannot deduct such dividends. A REOC is a corporation or partnership (or an entity classified as such for federal tax purposes) that invests in real estate, mortgages on real estate or shares issued by REITs, but also may engage in related or unrelated businesses. A REOC typically is structured as a “C” corporation under the Internal Revenue Code and does not qualify for the pass-through tax treatment that is accorded a REIT. In addition, the value of the Fund's securities issued by REOCs may be adversely affected by income streams derived from businesses other than real estate ownership.

The Fund may invest up to 25% of its total assets in foreign securities and may invest up to 20% of its net assets in securities issued by companies outside of the real estate industry. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

The Fund also may invest in an exchange-traded fund (ETF) to replicate a REIT or real estate stock index or a basket of REITs or real estate stocks, as well as in an ETF that attempts to provide enhanced performance, or inverse performance, on such indexes or baskets. The Fund may invest in companies that are offered in IPOs. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

An investment in the Fund may encounter the risk of greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in a portfolio of securities selected from a greater number of issuers. Moreover, the value of the Fund's investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities, changes in the Internal Revenue Code or failure to meet Internal Revenue Code requirements, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

When the Team believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; US dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the US government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term US dollar-denominated obligations which the Team believes are of comparable high quality. Subject to the Fund's investment policies and restrictions, the Fund may utilize derivatives instruments, including, but not limited to, futures contracts, options and other types of derivatives, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Global Limited and Macquarie Investment Management Europe Limited (together, the Affiliated Sub-Advisors). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

Macquarie Science and Technology Fund

The Fund seeks to achieve its objective to provide growth of capital by investing primarily in the equity securities of science and technology companies around the globe. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of science or technology companies (80% policy). Such companies may include those that, in the opinion of the Manager, derive a competitive advantage by the application of scientific or technological developments or discoveries to grow their business or increase their competitive advantage. Science and technology companies are companies whose products, processes or services, in the Manager's opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. Additionally, the Fund may invest in companies that utilize science and/or technology as an agent of change to significantly enhance their business opportunities (applied science and technology companies).

The Fund is nondiversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.

The Fund may invest in securities issued by companies of any size, which may include companies that are offered in IPOs, and may invest without limitation in foreign securities, including securities of issuers within emerging markets. The Fund may invest in any geographical area. The Fund typically holds a limited number of stocks (generally 35 to 60). Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various additional foreign markets through investments in these companies, even if the Fund is not invested directly in such markets. There is no guarantee, however, that the Fund will achieve its objective.

How we manage the Funds

In its selection of securities for investment by the Fund, the Manager aims to identify companies that it believes are benefiting from the world's strongest secular economic trends, and then applies its largely bottom-up (researching individual issuers) research to identify what it believes are the best holdings for the Fund. The Manager considers, among other factors, a company's growth potential, earnings potential, quality of management, valuation, financial statements, industry position/market size potential and applicable economic and market conditions, as well as whether a company's products and services have high barriers to entry. The Manager carefully monitors the macroeconomic environment, but its focus remains primarily on security-specific fundamental research.

The Fund may invest in, but is not limited to, areas such as:

Science: ▪ pharmaceuticals ▪ medical technology equipment ▪ biotechnology ▪ genomics ▪ proteomics ▪ healthcare services

Technology:

▪ semiconductors

▪ computer hardware

▪ IT services

▪ software

▪ networking

▪ telecommunication services

▪ entertainment

▪ content media

▪ data processing

▪ internet

▪ energy efficiency

▪ alternative energy

▪ defense electronics

Applied Science and Technology: ▪ agriculture ▪ financial services ▪ consumer discretionary ▪ industrials ▪ energy ▪ transportation ▪ retail

The Fund primarily owns common stocks; however, it may invest, to a lesser extent, in debt securities. The Fund may invest up to 20% of its total assets in non-investment-grade fixed-income securities, which are securities rated BB+ or lower by S&P, or comparably rated by another NRSRO or, if unrated, determined by the Manager to be of comparable quality. The Fund may invest in restricted securities.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

The Fund may use a variety of derivatives instruments for various purposes. The Fund may, at any given time, use options, both written and purchased, on individual equity securities owned by the Fund, baskets of equity securities and equity indexes, as well as futures contracts on equity indexes. The Fund may use derivatives in an attempt to enhance return, to hedge broad or specific equity market movements, to gain or increase exposure to specific securities, sectors and/or geographical areas, to gain exposure more efficiently than through a direct purchase of the security or to otherwise manage the risks of the Fund's investments. In an effort to manage foreign currency exposure, the Fund may use forward currency contracts to either increase or decrease exposure to a given currency. Additionally, the Fund may invest in exchange-traded funds (ETF) as a means of gaining exposure to a particular segment of the market and/or to invest cash effectively. In addition, the Fund may invest in “A-shares” of certain Chinese companies — which otherwise are not eligible to be directly purchased by US mutual funds — through various trading programs with Chinese-based stock exchanges.

When the Manager believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include, but are not limited to: short-term obligations such as rated commercial paper and variable amount master demand notes; US dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the US government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term US dollar-denominated obligations which the Manager believes are of comparable high quality. Subject to the Fund's investment policies and restrictions, the Fund may utilize derivatives instruments, including, but not limited to, futures contracts, options and other types of derivatives, for defensive purposes. However, by taking a temporary defensive position, the Fund may not achieve its investment objective.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

Macquarie Global Bond Fund

Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of bonds of foreign and US issuers. Consistent with this policy, the Fund may invest in various types of debt securities, such as corporate bonds, government bonds, mortgage-backed securities, asset-backed securities, secured and unsecured loan assignments, loan participations and other loan instruments (loans). The Fund may invest in debt securities issued by foreign or US companies of any size, including those in emerging markets, as well as in debt securities issued by foreign or US governments. Under normal circumstances, the Fund invests at least 40% (or, if the Manager deems it warranted by market conditions, at least 30%) of its total assets in securities of non-US issuers, including those located in at least three countries including the United States. Non-US issuers are those that are (1) economically tied to a non-US country or countries, or (2) issued or guaranteed by a company domiciled in, or government of, a non-US country. The Fund may invest up to 100% of its total assets in foreign securities and in securities denominated in currencies other than the US dollar. The Fund may invest in securities of any maturity.

The Fund may invest in both investment and non-investment-grade securities. It may invest up to 35% of its total assets in non-investment-grade bonds, commonly called “high-yield” or “junk” bonds, that include bonds rated BB+ or lower by S&P or comparably rated by another NRSRO or, if unrated, determined by the Manager to be of comparable quality. The Fund will invest in non-investment-grade securities only if the Manager deems the risks to be consistent with the Fund's objectives.

The Manager may consider analysis of ESG factors in evaluating investments for the Fund. This analysis considers various inputs, including metrics sourced from external parties and ESG research providers; commitments on ESG progress from issuers; specific bond formats (such as green or sustainability-linked bonds); issuer engagement; and other external and proprietary inputs to judge the issuer's contribution to improvements in ESG practice. The Fund may favor securities of issuers that are judged by the Manager to meet high ESG standards, and may avoid investment in certain industry sectors, or in securities of issuers that are judged to not meet the Manager's ESG requirements. The Manager relies on a proprietary ESG framework where issuers are assessed on their exposure to, and management of, environmental, social and governance risks. The Manager's ESG framework relies on its quantitative and qualitative analysis of factors such as industry sector, issuer specific factors such as history and management, and data from multiple sources, including government reports, company filings and external data providers. This framework is subjective in nature and not intended to be an exhaustive list of all possible risks and are provided as an indication of the types of factors being utilized by the Manager.

The Fund may invest in mortgage-backed securities and other asset-backed securities.

The Fund may also use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, forwards, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective.

Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

The Manager may look at a number of factors in selecting securities for the Fund's portfolio including: identifying fundamental global themes; country analysis (economic, legislative/judicial and demographic trends); credit analysis of the issuer (financial strength, cash flow, balance sheet, capital structure, management, strategy and accounting); the maturity, quality, and denomination (US dollar, euro, yen, other) of the issue; domicile, market share and industry of the issuer; and analysis of the issuer's profit history through various economic cycles.

Generally, in determining whether to sell a security, the Manager continues to analyze the factors considered for buying the security. The Manager also considers its assumptions regarding a company, an industry, the markets, an individual economy and/or the global economy. The Manager may sell a security to reduce the Fund's holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the Affiliated Sub-Advisors). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

Macquarie High Income Fund

The Fund seeks to achieve its objective to provide total return through a combination of high current income and capital appreciation by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), of US and foreign issuers, the risks of which are, in the judgment of the Manager, consistent with the Fund's objective. There is no guarantee, however, that the Fund will achieve its objective.

How we manage the Funds

In general, the high level of income that the Fund seeks is paid by debt securities rated in the lower rating categories of the NRSROs or unrated securities that are determined by the Manager to be of comparable quality; these include debt securities rated BB+ or lower by S&P, or comparably rated by another NRSRO or, if unrated, determined by the Manager to be of comparable quality. The Fund may invest up to 100% of its total assets in non-investment-grade debt securities, commonly called “high-yield” or “junk” bonds, which include debt securities rated BB+ or lower by S&P, or comparably rated by another NRSRO or, if unrated, determined by the Manager to be of comparable quality. Lower-quality debt securities (which include junk bonds) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.

The Manager analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Fund. The Manager invests primarily in fixed income securities that it believes will have a liberal and consistent yield and will tend to reduce the risk of market fluctuations. Before selecting high yield corporate bonds, the Manager carefully evaluates each individual bond, including its income potential and the size of the bond issuance. The size of the issuance helps the Manager evaluate how easily it may be able to buy and sell the bond.

The Manager also does a thorough credit analysis of the issuer to determine whether that company has the financial ability to meet the bond's payments.

The Manager maintains a well-diversified portfolio of high yield bonds that represents many different sectors and industries. Through diversification the Manager can help to reduce the impact that any individual bond might have on the portfolio should the issuer have difficulty making payments.

The Fund strives to provide total return, with high current income as a secondary objective. Before purchasing a bond, the Manager evaluates both the income level and its potential for price appreciation.

The Manager attempts to optimize the Fund's risk/reward by investing in the debt portion of the capital structure that the Manager believes to be most attractive, which may include secured and/or unsecured loans, floating rate notes and/or secured and/or unsecured high- yield bonds. For example, if the Manager believes that market conditions are favorable for a particular type of fixed-income instrument, such as high-yield bonds, most or all of the fixed-income instruments in which the Fund invests may be high-yield bonds. Similarly, if the Manager believes that market conditions are favorable for loans, most or all of the fixed-income instruments in which the Fund invests may be loans, including second-lien loans which typically are lower in the capital structure and less liquid than first-lien loans.

The Fund also may own, to a lesser degree, preferred stocks, common stocks and convertible securities and other equity securities or warrants generally incidental to the purchase or ownership of a fixed-income instrument or in connection with a reorganization of an issuer. The prices of common stocks and other equity securities tend to fluctuate in the short term, particularly those of smaller companies. The Fund may invest in restricted securities, including Rule 144A Securities. The Fund may purchase shares of other investment companies subject to the restrictions and limitations of the 1940 Act.

The Fund may invest up to 100% of its total assets in foreign securities, including securities of issuers in emerging markets. Investments in foreign securities also present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

The Fund may use a variety of derivatives instruments for various purposes. The Fund may, at any given time, use futures contracts and swaps (including credit default swaps and total return swaps). The Fund may use these derivatives in an attempt to enhance return, to hedge broad or specific fixed-income market movements, to gain or increase exposure to specific securities, sectors and/or geographical areas, to invest in foreign currencies or securities not otherwise readily available, to mitigate the impact of rising interest rates or to otherwise manage the risks of the Fund. In an effort to manage foreign currency exposure, the Fund may use forward currency contracts to either increase or decrease exposure to a given currency. With credit default swaps, the Fund either may sell or buy credit protection with respect to bonds, loans or other debt securities pursuant to the terms of these contracts.

When the Manager believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions and to attempt to reduce the price volatility of the Fund, the Manager may invest up to 100% of the Fund's assets in cash or cash equivalents. The “cash equivalents” in which the Fund may invest include, but are not limited to: short-term obligations such as rated commercial paper and variable amount master demand notes; US dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the US government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term US dollar-denominated obligations which the Manager believes are of comparable quality. Subject to the Fund's investment policies and restrictions, the Fund may utilize derivatives instruments, including, but not limited to, futures contracts, options and other types of derivatives, for defensive purposes. It also may shorten the average maturity of the Fund's debt holdings or emphasize investment-grade debt securities.

By taking a temporary defensive position in any one or more of these manners, the Fund may not achieve its investment objective.

At times, the Fund may invest in the Subsidiary, which is a wholly owned company acting as an investment vehicle for the Fund, in order to effect certain investments consistent with the Fund's investment objectives. The Fund's investment in the Subsidiary is expected to provide the Fund with exposure to certain investments in accordance with the limits of the federal tax laws.

Under the global fixed income investment platform, the Manager can receive the following support services from Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”) with respect to the Fund: (i) providing investment advice and recommendations; (ii) executing security trades where the Affiliated Sub-Advisor has local market expertise; and (iii) exercising investment discretion where the Affiliated Sub-Advisor has local market expertise.

Additional Investment Considerations

The objective(s) and investment policies of each Fund may be changed by the Board without a vote of the Fund's shareholders, unless a policy or restriction is otherwise described as a fundamental policy in the Statement of Additional Information (SAI). Shareholders, however, will be given prior written notice, typically at least 60 days in advance, of any material change in a Fund's objective(s).

Because the Funds own different types of investments, their performance will be affected by a variety of factors. The value of a Fund's investments and the income it generates will vary from day to day, generally reflecting changes in interest rates, market conditions, and other company and economic news. From time to time, based on market or economic conditions, a Fund may have significant positions in one or more sectors of the market and may be overweight or underweight sectors as compared to its benchmark index.

To the extent a Fund invests more heavily in particular sectors, its performance will be sensitive to developments that significantly affect those sectors. Alternatively, the lack of exposure to one or more sectors may adversely affect performance. Performance also will depend on the Manager's skill or that of a Fund's investment sub-advisor, as applicable (hereinafter referred to collectively as the Manager), in selecting investments. As with any mutual fund, you could lose money on your investment. There is no guarantee that a Fund will achieve its objective(s).

Each Fund also may invest in and use certain other types of securities and instruments in seeking to achieve its objective(s). For example, each Fund may invest in options, futures contracts and other derivatives instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Fund's authorized investments and strategies, such as derivatives instruments, foreign securities, junk bonds and commodities, including precious metals, involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant and thus affect the performance of a Fund.

Certain types of mortgage-backed and asset-backed securities backed by pools of subprime loans may experience significant valuation uncertainties, greater volatility, and significantly less liquidity. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that a Fund invests in securities that are backed by pools of mortgage loans, the risk to that Fund may be significant. Other asset-backed securities also may experience significant valuation uncertainties, increased volatility, and significantly reduced liquidity.

Each Fund may actively trade securities in seeking to achieve its objective(s). Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Fund's market capitalization target of the securities in each such Fund's holdings and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase net realized gains that a Fund must distribute for federal tax purposes, the distribution of which would increase your taxable income.

Each Fund generally seeks to be fully invested, except to the extent that it takes a temporary defensive position. In addition, at times, the Manager may invest a portion of a Fund's assets in cash or cash equivalents if the Manager is unable to identify and acquire a sufficient number of securities that meet its selection criteria for implementing the Fund's investment objective(s), strategies and policies, or for other reasons.

Please see the Funds' SAI for additional information about the Funds' investments and risks.

Other investment strategies

Lending securities

Certain Funds may lend up to 25% of its assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of a Fund's securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities. These transactions, if any, may generate additional income for a Fund.

How we manage the Funds

Borrowing from banks

The Funds may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. Macquarie Healthcare Fund may borrow money from banks to purchase investments for the Fund which is a form of leverage. If the Fund borrows money to purchase securities and the Fund's investments decrease in value, the Fund's losses will be greater than if the Fund did not borrow money for investment purposes. The Funds will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in a Fund being unable to meet its investment objective. Each Fund will not borrow money in excess of one-third of the value of its total assets.

Purchasing securities on a when-issued or delayed-delivery basis

Each Fund may buy or sell securities on a when-issued or delayed-delivery basis (i.e., paying for securities before delivery or taking delivery at a later date).

Initial public offerings (IPOs)

Under certain market conditions, certain Funds may invest in companies at the times of their IPOs. Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs may be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Temporary defensive positions

In response to unfavorable market conditions, a Fund may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with a Fund's investment objectives. To the extent that a Fund holds such instruments, it may be unable to achieve its investment objectives.

The risks of investing in the Funds

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Funds, you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The tables below identify the principal risks (P) and non-principal risks (NP) you assume when investing in a Fund. These risks are described in more detail below. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Macquarie Fund
Risk	Asset Strategy	Balanced
Active management and selection risk	P	P
China investment risk	NP	NP
Commodity-related investments risk	P	-
Convertible security risk	-	NP
Counterparty risk	P	NP
Credit risk	P	P
Currency risk	NP	NP
Derivatives risk	P	NP
Dividend paying stock risk	NP	NP
Emerging markets risk	P	NP
Exchange-traded funds risk	P	P
Fixed income risk	P	P
Foreign currency exchange transactions and forward foreign currency contracts risk	NP	NP
Foreign risk	P	P
Growth stock risk	NP	NP
High yield (junk) bond risk	P	P
IBOR risk	NP	NP
Industry and sector risk	NP	NP
Initial public offering (IPO) risk	NP	NP
Interest rate risk	P	P
Investment company securities risk	P	P
Large-capitalization company risk	P	P
Liquidity risk	P	P
Loans and other direct indebtedness risk	P	NP
Market risk	P	P
Mortgage-backed and asset-backed securities risk	P	NP
Natural disaster and epidemic risk	NP	NP
Preferred stock risk	NP	P
Prepayment risk	NP	NP
Real estate industry risk	NP	NP
Redemption risk	NP	NP
REIT-related risk	NP	P
Restricted securities risk	NP	NP
Securities lending risk	NP	NP
Small- and mid-market capitalization company risk	NP	P
Subsidiary risk	P	-
Subsidiary tax risk	NP	-
US government securities risk	P	P
Value stock risk	NP	NP

How we manage the Funds

Macquarie Fund
Risk	Core Equity	Large Cap Growth	Mid Cap Growth	Mid Cap Income Opportunities	Smid Cap Core	Small Cap Growth
Active management and selection risk	P	P	P	P	P	P
Convertible security risk	-	-	-	NP	-	-
Counterparty risk	-	-	-	-	NP	-
Credit risk	-	-	-	NP	-	-
Currency risk	NP	-	-	-	-	-
Derivatives risk	NP	NP	NP	NP	NP	NP
Dividend paying stock risk	-	-	-	NP	-	-
Foreign currency exchange transactions and forward foreign currency contracts risk	NP	-	-	-	-	-
Foreign risk	P	NP	NP	NP	NP	NP
Government and regulatory risk	-	P	-	-	P	-
Growth stock risk	P	P	P	NP	-	P
Healthcare sector risk	-	-	NP	-	-	P
IBOR risk	NP	NP	NP	NP	NP	NP
Industrials sector risk	-	-	-	P	P	-
Industry and sector risk	P	P	P	P	P	P
Information technology sector risk	P	P	P	-	-	P
Initial public offering (IPO) risk	-	-	NP	-	-	P
Interest rate risk	NP	-	-	NP	P	-
Investment company securities risk	-	-	NP	-	-	NP
Large-capitalization company risk	P	P	NP	NP	-	NP
Limited number of securities risk	P	P	-	P	-	-
Liquidity risk	P	P	P	P	P	P
Market risk	P	P	P	P	P	P
Master limited partnership (MLP) risk	-	-	-	NP	-	-
Natural disaster and epidemic risk	NP	NP	NP	NP	NP	NP
Nondiversification risk	-	P	-	-	-	-
Preferred stock risk	-	-	-	NP	-	-
Real estate industry risk	-	-	-	-	NP	-
Redemption risk	NP	NP	NP	NP	-	NP
REIT-related risk	-	-	-	NP	-	-
Securities lending risk	NP	NP	NP	NP	-	NP
Small- and mid-market capitalization company risk	NP	NP	P	P	P	P
Value stock risk	P	-	-	NP	-	-

Macquarie Fund
Risk	Global Growth	International Core Equity	Systematic Emerging Markets
Active management and selection risk	P	P	P
Capital repatriation risk	-	-	P
China investment risk	NP	NP	P
Commodity-related investments risk	NP	NP	NP
Counterparty risk	-	NP	-
Currency risk	P	P	P
Derivatives risk	NP	NP	NP
Emerging markets risk	P	P	P
Foreign currency exchange transactions and forward foreign currency contracts risk	NP	NP	NP
Foreign risk	P	P	P
Frontier market risk	-	-	NP
Geographic focus risk	-	P	P
Growth stock risk	P	P	P
IBOR risk	NP	NP	NP
Industry and sector risk	P	-	P
Information technology sector risk	P	-	P
Initial public offering (IPO) risk	NP	NP	-
Interest rate risk	NP	-	-
Investment company securities risk	NP	NP	NP
Large-capitalization company risk	P	P	P
Limited number of securities risk	P	P	-
Liquidity risk	P	P	P
Market risk	P	P	P
Metals investment risk	-	-	NP
Natural disaster and epidemic risk	NP	NP	NP
Portfolio turnover risk	-	-	NP
Redemption risk	NP	NP	NP
Restricted securities risk	NP	-	NP
Securities lending risk	NP	NP	NP
Small- and mid-market capitalization company risk	NP	NP	P
Value stock risk	-	P	-

How we manage the Funds

Macquarie Fund
Risk	Climate Solutions	Natural Resources	Science and Technology
Active management and selection risk	P	P	P
China investment risk	-	-	NP
Climate change investment focus risk	P	-	-
Commodity-related investments risk	-	P	-
Concentration risk	P	P	P
Currency risk	P	P	NP
Derivatives risk	-	NP	NP
Emerging markets risk	P	P	P
Energy sector risk	NP	P	-
ESG screening risk	P	-	-
Foreign currency exchange transactions and forward foreign currency contracts risk	P	P	NP
Foreign risk	P	P	P
Government and regulatory risk	P	-	-
Growth stock risk	-	P	P
High yield (junk) bond risk	-	-	NP
IBOR risk	NP	NP	NP
Industry and sector risk	P	P	-
Information technology sector risk	-	-	P
Initial public offering (IPO) risk	P	NP	NP
Investment company securities risk	-	-	NP
Large-capitalization company risk	NP	NP	P
Limited number of securities risk	-	P	P
Liquidity risk	P	P	P
Market risk	P	P	P
Master limited partnership (MLP) risk	-	NP	-
Materials sector risk	-	NP	-
Metals investment risk	-	NP	-
Natural disaster and epidemic risk	NP	NP	NP
Natural resources industry risk	-	P	-
Nondiversification risk	P	-	P
Portfolio turnover risk	NP	-	-
Redemption risk	-	NP	NP
Restricted securities risk	-	-	NP
Science and technology industry risk	-	-	P
Securities lending risk	-	NP	NP
Small- and mid-market capitalization company risk	NP	NP	P
Utilities sector risk	P	-	-
Value stock risk	-	P	-

Macquarie Fund
Risk	Healthcare	Real Estate Securities
Active management and selection risk	P	P
Concentration risk	P	P
Counterparty risk	NP	-
Derivatives risk	NP	NP
Emerging markets risk	P	-
Foreign risk	P	NP
Government and regulatory risk	P	-
Growth stock risk	-	NP
Healthcare sector risk	P	-
IBOR risk	NP	NP
Income risk	-	NP
Industry and sector risk	P	-
Initial public offering (IPO) risk	-	NP
Interest rate risk	-	P
Investment company securities risk	-	NP
Large-capitalization company risk	-	NP
Leveraging risk	NP	-
Limited number of securities risk	-	P
Liquidity risk	P	P
Market risk	P	P
Natural disaster and epidemic risk	NP	NP
Nondiversification risk	P	-
Prepayment risk	-	NP
Real assets industries risk	-	P
Real estate industry risk	-	P
Redemption risk	-	NP
REIT-related risk	-	P
REOC-related risk	-	P
Securities lending risk	-	NP
Small- and mid-market capitalization company risk	P	NP
Value stock risk	-	NP

How we manage the Funds

Macquarie Fund
Risk	Global Bond	High Income
Active management and selection risk	P	P
Capital repatriation risk	P	-
Commodity-related investments risk	NP	-
Convertible security risk	NP	NP
Credit risk	P	P
Currency risk	P	P
Derivatives risk	P	NP
Emerging markets risk	P	NP
ESG investing risk	P	-
Fixed income risk	P	P
Foreign currency exchange transactions and forward foreign currency contracts risk	NP	NP
Foreign government obligations and securities of supranational entities risk	NP	-
Foreign risk	P	P
Government and regulatory risk	P	NP
High yield (junk) bond risk	P	P
IBOR risk	NP	NP
Interest rate risk	P	P
Investment company securities risk	NP	NP
Liquidity risk	P	P
Loans and other direct indebtedness risk	P	P
Mortgage-backed and asset-backed securities risk	P	-
Natural disaster and epidemic risk	NP	NP
Portfolio turnover risk	P	-
Preferred stock risk	NP	NP
Prepayment risk	P	P
Redemption risk	NP	NP
Restricted securities risk	NP	P
Securities lending risk	NP	NP
Small- and mid-market capitalization company risk	NP	-
Subsidiary risk	-	P
Subsidiary tax risk	-	NP
US government securities risk	P	-

Active management and selection risk

The Manager applies a Fund's investment strategies and selects securities for a Fund in seeking to achieve the Fund's investment objective(s). There can be no guarantee that its decisions will produce the desired results, and securities selected by a Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to the investment objective(s) of the Fund. In general, investment decisions made by the Manager may not produce the anticipated returns, may cause a Fund's shares to lose value or may cause a Fund to perform less favorably than other mutual funds with similar investment objectives.

Capital repatriation risk

Capital repatriation involves the transfer of corporate money or property from a foreign country back to its home country. The repatriation of capital with regard to investments made in certain securities or countries may be restricted during certain times from the date of such investments or even indefinitely. If the Manager is unable to repatriate capital from its investments, in whole or in part, this may have an adverse effect on the cash flows and/or performance of a Fund.

China investment risk

Certain Funds may invest in “A-Shares” of certain Chinese companies through various “connect programs” with local stock exchanges in China, such as the Shanghai-Hong Kong Stock Connect Program with the Shanghai Stock Exchange that was launched in 2014 or the Shenzhen-Hong Kong Stock Exchange Connect Program with the Shenzhen Stock Exchange that was launched in 2016, or other similar programs (collectively these are referred to as Connect Programs). Connect Programs serve to link local Chinese stock markets (such as those in Shanghai or Shenzhen) with the Hong Kong stock exchange. Under the Connect Programs, investors in Hong Kong and China can trade and settle shares listed on the other market via the exchange and clearing house in their home market. This means that international investors, who previously were prohibited from investing directly in A-shares on local Chinese exchanges, can access this market.

Connect Programs are subject to quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund's ability to invest in China A-shares through the Connect Programs and to enter into or exit trades on a timely basis. Connect Programs can operate only when both markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if one or both markets are closed on a US trading day, a Fund may not be able to dispose of its China A-shares in a timely manner, which could adversely affect the Fund's performance. Only certain China A-shares are eligible to be accessed through the Connect Programs. Such securities may lose their eligibility at any time, in which case they could be sold, but could no longer be purchased through the Connect Programs. Because the Connect Programs are relatively new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is unknown. In addition, there is no assurance that the necessary systems required to operate the Connect Programs will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems do not function properly, trading through the Connect Programs could be disrupted.

Connect Programs are subject to regulations promulgated by regulatory authorities for participating exchanges and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact a Connect Program, if the authorities believe it necessary to assure orderly markets or for other reasons. The relevant regulations are relatively new and untested; they are subject to change and there is no certainty as to how they will be applied. Investments in China A-shares may not be covered by the securities investor protection programs of a participating exchange and, without the protection of such programs, will be subject to the risk of default by the broker. In the event that the depository, the China Securities Depository and Clearing Corporation Limited (ChinaClear), defaulted, a Fund may not be able to recover fully its losses from ChinaClear or may be delayed in receiving proceeds as part of any recovery process. Because of the way in which China A-shares are held in a Connect Program, a Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security. A Fund may not be able to participate in corporate actions affecting China A-shares held through the Connect Programs due to time constraints or for other operational reasons. Similarly, a Fund may not be able to appoint proxies or participate in shareholders' meetings due to current limitations on the use of multiple proxies in China.

Because all trades of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, investors must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed. The value of the RMB may be subject to a high degree of fluctuation due to changes in interest rates, the imposition of currency controls, or the effects of monetary policies of China, other foreign governments, the US, central banks or supranational entities. Furthermore, because dividends declared by a Fund will be declared in US dollars and underlying payments received by a Fund from the China A-shares will be made in RMB, fluctuations in exchange rates may adversely affect the dividends that the Fund would pay.

In addition, certain investments in Chinese companies may be made through a special structure known as a variable interest entity (VIE) that is designed to provide foreign investors with exposure to Chinese companies that operate in certain sectors in which China restricts or prohibits foreign investment. Investments in VIEs may pose additional risks because the investment is made through an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company to provide investors with exposure to the operating company, but does not represent equity

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ownership in the operating company. As a result, such investment may limit the rights of an investor with respect to the underlying Chinese operating company. VIEs are not formally recognized under Chinese law and investors face uncertainty about future actions by the Chinese government that could significantly affect the operating company's financial performance and the enforceability of the contractual arrangements underlying the VIE structure.

Climate change investment focus risk

A Fund's focus on securities of issuers that seek opportunities to reduce, displace and/or sequestor GHG emissions or help other to do so may affect the Fund's exposure to certain sectors or types of investments. A Fund's relative investment performance may also be impacted depending on whether such sectors or investments are in or out of favor with the market. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies, as well as on political support for certain environmental initiatives and developments affecting companies focused on sustainable energy and climate change solutions generally.

Commodity-related investments risk

Investments in certain issuers, such as resource extraction and production companies, are sensitive to fluctuations in certain commodity markets, and changes in those markets may cause a Fund's holdings to lose value. Commodity trading, including trading in precious metals, generally is considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of a Fund's investments in commodities are resource availability, commodity price volatility, speculation in the commodities markets, cyclical economic conditions, weather, embargoes, tariffs, regulatory developments, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. The prices of commodities also can fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. Also, a Fund may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments. Moreover, under the federal tax law, a Fund may not derive more than 10% of its annual gross income from gains (without regard to losses) resulting from selling or otherwise disposing of commodities (and other “non-qualifying” income). Accordingly, a Fund may be required to hold its commodities and/or interests in ETFs that hold commodities or sell them at a loss, or to sell portfolio securities at a gain, when, for investment reasons, it would not otherwise do so.

Concentration risk

If a Fund invests more than 25% of its total assets in a particular industry, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than a Fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.

Convertible security risk

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security also is subject to the same types of market and issuer risks that apply to the underlying common stock. Convertible securities issued by smaller capitalized companies may be more volatile.

Counterparty risk

Counterparty risk is the risk that if a Fund enters into a derivatives contract (such as a futures, options, or swap contract) or a repurchase agreement, the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization). As a result, a Fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

Credit risk

An issuer of a fixed-income obligation (including a mortgage-backed security) or a REIT may not make payments on the obligation when due, or the other party to a contract may default on its obligation. There also is the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security, could affect the security's liquidity, and could make it more difficult to sell. A downgrade or default affecting any of a Fund's securities could affect the Fund's performance. In general, the longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk. If a Fund purchases unrated securities and obligations, it will depend on the Manager's analysis of credit risk more heavily than usual.

Currency risk

Foreign securities may be denominated in foreign currencies. The value of a Fund's investments, as measured in US dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Domestic issuers that hold substantial foreign assets may be similarly affected. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the US dollar. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by US or foreign governments or central banks or by currency controls or political developments in the US or abroad. Devaluations of a currency by a government or banking authority also may have significant impact on the value of any investments denominated in that currency. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A US dollar investment in an investment denominated in a foreign currency is subject to currency risk. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Currency markets also are generally not as regulated as securities markets. In addition, in order to transact in foreign investments, a Fund may exchange and hold foreign currencies. Regulatory fees or higher custody fees may be imposed on foreign currency holdings. A Fund may use derivatives to manage its foreign currency risk. Derivatives on non-US currencies involve a risk of loss if currency exchange rates move against the Fund, unless the derivative is a currency forward to hedge against the non-US currency movement.

Derivatives risk

A derivative is a financial instrument whose value or return is “derived,” in some manner, from the price of an underlying security, index, asset, rate or event. Derivatives are traded either on an organized exchange or over-the-counter (OTC) (privately negotiated between two parties). Forward foreign currency contracts, futures contracts, options and swaps are common types of derivatives that a Fund occasionally may use. Forward foreign currency contracts (“forward contracts”) are purchases or sales of a foreign currency at a negotiated rate to be settled at a future date. A futures contract is a standardized contract listed on an exchange to buy or sell a specific quantity of an underlying reference instrument, such as a security or other instrument, index, currency or commodity at a specific price on a specific date. An option can be entered either exchange-traded or OTC and is a contract that gives the purchaser the right to buy or sell an underlying reference instrument, such as a security or other instrument, index, or commodity at a specific price on or before a specific date. A swap is an OTC agreement involving the exchange by a Fund with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified notional amount. The statutory definition under the Commodity Exchange Act (CEA), as amended by the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act) of the term “Swap” includes options on commodities (excluding equities listed on exchanges), caps, floors, collars and certain forward contracts. The statutory definition of a swap also includes an instrument that is dependent on the occurrence, nonoccurrence or the extent of the occurrence of an event or contingency associated with a potential financial, economic or commercial consequence, such as a credit default swap. A swap agreement may be privately negotiated bilaterally and traded OTC between the two parties or, in some instances, must be transacted through a futures commission merchant (FCM) and cleared through a clearinghouse that serves as a central counterparty (for an OTC swap required to be cleared). Certain standardized swaps are, and more OTC derivatives in the future may be, subject to mandatory OTC central clearing.

The use of derivatives presents several risks, including the risk that these instruments may change in value in a manner that adversely affects a Fund's NAV and the risk that fluctuations in the value of the derivatives may not correlate with the reference instrument underlying the derivative. Derivatives can be highly complex, can create investment leverage, may perform in unanticipated ways and may be highly volatile, and a Fund could lose more than the amount it invests. Derivatives may be difficult to value and, depending on the instrument, may at times be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than other instruments. To the extent the judgment of the Manager as to certain anticipated price movements is incorrect, the risk of loss may be greater than if the derivative technique(s) had not been used. When used for hedging, the change in value of the derivative also may not correlate perfectly with the security or other risk being hedged. Appropriate derivatives may not be available in all circumstances, and there can be no assurance that a Fund will be able to use derivatives to reduce exposure to other risks when that might be beneficial. Derivatives also may be subject to counterparty credit risk, which includes the risk that a Fund may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance with the terms in the agreement for the derivatives documentation by, another party to the transaction. Certain derivatives can create leverage, which may amplify or otherwise increase a Fund's investment loss, possibly in an amount that could exceed the cost of that instrument or, under certain circumstances, that could be unlimited. Derivatives may involve fees, commissions, or other costs that may reduce a Fund's gains (if any) from utilizing derivatives. Derivatives that have margin requirements involve the risk that if a Fund has insufficient cash or eligible margin securities to meet daily variation margin requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. A Fund also may remain obligated to meet margin requirements until a derivative position is closed.

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When a Fund uses derivatives, it will likely be required to provide margin or collateral in a manner that satisfies its contractual undertakings. The need to provide margin or collateral could limit the Fund's ability to pursue other opportunities as they arise.

Although a Fund may attempt to hedge against certain risks, the hedging instruments may not perform as expected and could produce losses. Hedging instruments also may reduce or eliminate gains that may otherwise have been available had the Fund not used the hedging instruments. A Fund may decide not to hedge certain risks in particular situations, even if appropriate instruments are available.

Swap instruments may shift a Fund's investment exposure from one type of investment to another. Swap agreements also may have a leverage component, and adverse changes in the value or level of the reference instrument, such as an underlying asset, reference rate or index, can result in gains or losses that are substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. The use of swap agreements entails certain risks that may be different from, or possibly greater than, the risks associated with investing directly in the reference instrument that underlies the swap agreement. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. A Fund may enter into credit default swap contracts for hedging or investment purposes. A Fund may either sell or buy credit protection under these contracts.

Certain derivatives transactions are not entered into or traded on organized exchanges or cleared by clearing organizations. Instead, such derivatives may be entered into directly with the counterparty and may be traded only through financial institutions acting as market makers.

There may be risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case a Fund may be required to hold such instruments until exercise, expiration or maturity. Certain of the protections afforded to exchange-traded participants will not be available to participants in OTC derivatives transactions. OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and, as a result, a Fund would bear greater risk of default by the counterparties to such transactions. For some counterparties, a Fund has put in place a guarantee of the counterparty's payment obligations under OTC derivative transactions issued by its parent holding company, which provides some protection to a Fund from a payment or delivery default by such counterparties. When traded on foreign exchanges, derivatives may not be regulated as rigorously as they would be if traded on or subject to the rules of an exchange located in the US, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments.

The counterparty risk for exchange-traded derivatives is significantly less than for privately negotiated or OTC derivatives, since generally an exchange or clearinghouse, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is not a similar exchange or clearinghouse guaranteeing the performance on both sides of the transaction. In all such transactions, the Fund bears the risk that the counterparty could default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. A Fund will enter into transactions in derivatives instruments only with counterparties that the Manager reasonably believes are capable of performing under the contract. The Manager manages counterparty risk in an OTC derivative transaction by entering into bilateral collateral documentation, such as a Credit Support Annex and an accompanying Account Control Agreement, where it is market practice and/or required by law to do so for OTC derivatives.

The enactment in June 2010 of the Dodd-Frank Act resulted in historic and comprehensive change in how OTC derivatives are regulated, including the manner in which OTC derivatives are customized, derivatives documentation is negotiated, and trades are reported, executed and cleared. The Dodd-Frank Act and implementing rules ultimately may require the clearing and exchange-trading of many swaps.

Specifically, the Commodity Futures Trading Commission (CFTC) has adopted rules to require certain standardized swaps, previously settled OTC, be settled by means of a central clearinghouse. Central clearing is intended to reduce the risk of default by the counterparty. There also may be risks introduced of a possible default by the derivatives clearing organization or by a clearing member or FCM through which a swap is submitted for clearing.

Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of mutual funds using derivatives instruments could limit a Fund's ability to pursue its investment strategies. The extent and impact of the new regulations or proposed regulations are not yet fully known and may not be for some time. Any such changes may, among various possible effects, increase the cost of entering into derivative transactions, require more assets of a Fund to be used for collateral in support of those derivatives than is currently the case, or restrict the ability of a Fund to enter into certain types of derivative transactions, or could limit a Fund's ability to pursue its investment strategies. In addition, changes in government regulation of derivatives could affect the character, timing and amount of the Fund's taxable income or gains.

In addition, pursuant to the Dodd-Frank Act, the CFTC in 2012 made substantial amendments to the permissible exemptions, and to the conditions for reliance on the permissible exclusions, from registration as a commodity pool operator (CPO) under the CEA. Under these amendments, if a Fund uses commodity interests (such as futures contracts, options on futures contracts and most swaps) other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of the Fund's liquidation value, or alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed

100% of the Fund's liquidation value (after taking into account unrealized profits and unrealized losses on any such positions) unless the Manager has registered as a CPO. The Manager, in its management of a Fund, currently is complying, and intends to continue to comply, with at least one of the two alternative limitations described above.

Complying with those de minimis trading limitations may restrict the Manager's ability to use derivatives as part of a Fund's investment strategies. Although the Manager believes that it will be able to execute a Fund's investment strategies within the de minimis trading limitations, the Fund's performance could be adversely affected. In addition, the CFTC recently has proposed changes to the de minimis trading rules and limitations that could potentially change a Fund's ability to trade derivatives. Also, a Fund's ability to use certain derivatives instruments may be limited by tax considerations.

The Manager has claimed an exclusion from the definition of the term “commodity pool operator” with respect to each Fund under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Dividend paying stock risk

Dividend-paying stocks may fall out of favor with investors and underperform non-dividend paying stocks and the market as a whole over any period of time. In addition, there is no guarantee that the companies in which a Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. The amount of any dividend a company may pay may fluctuate significantly. In addition, the value of dividend-paying common stocks can decline when interest rates rise as other investments become more attractive to investors. This risk may be greater when interest rates are low or inflation rates are high or rising.

Emerging markets risk

Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries or markets. Emerging markets may experience political instability. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Certain of those countries may have failed in the past to recognize private property rights and have nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Fund's investments in those countries and the availability of additional investments in those countries. The costs of buying, selling, and holding securities in emerging markets, including brokerage, tax, and custody costs, may be higher. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make a Fund's investments in such countries more volatile and less liquid than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Economic markets and structures in emerging markets tend to be less mature and diverse than more developed markets. Regulatory oversight of issuers in emerging markets may be less stringent or inconsistently applied, and securities markets may be subject to less government regulation or supervision. The economies of emerging market countries may suffer from extreme and volatile debt burdens or inflation rates. The repatriation of capital with regard to investments made in certain securities or countries may be restricted during certain times or even indefinitely. There may be substantially less financial or accounting information available about issuers in emerging markets than in more developed markets than domestic issuers. Information that is available may be of a lesser quality as issuers may be subject to different accounting, auditing, and financial reporting standards than issuers in more developed markets. As a result, it may be difficult to assess the value or prospects of an investment in such issuers.

In times of market stress, regulatory authorities of different emerging market countries may apply varying techniques and degrees of intervention, which can have an effect on prices and may require that a Fund fair value its holdings in those countries. Emerging market securities may also be subject to greater fluctuations in value and liquidity due to changes in currency exchange rates.

Energy sector risk

Investment risks associated with investing in energy securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed in complying with environmental safety regulations, demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.

ESG screening risk

Using ESG criteria in the investment process may exclude certain companies for non-investment reasons and, therefore, a Fund may forgo some market opportunities available to funds that do not use ESG factors. In addition, because company GHG emissions data are not standardized (and are further subject to estimation error when not company-reported), the data sets a Fund must rely on may imperfectly represent companies' true GHG emissions. Also, the company emissions targets that the Manager sets are based on model assumptions and estimations that carry the inherent risk associated with any modeling or estimating process.

How we manage the Funds

ESG investing risk

ESG investing risk is the risk that a fund's strategy may exclude securities of certain issuers for non-financial reasons and such fund may forgo some market opportunities available to funds that do not integrate ESG factors in investment decisions. In addition, there is a risk that the companies identified by a Fund's ESG factors will not operate as expected when addressing ESG issues or they will not exhibit positive ESG characteristics as intended.

Exchange-traded funds risk

The risks of investing in an ETF typically reflect the risks of the instruments in which the underlying ETF invests. The price of an ETF can fluctuate, and a Fund could lose money investing in an ETF.

ETFs typically charge their shareholders certain expenses, including management and administrative fees. As a shareholder in an ETF, a Fund would bear its pro rata share of the ETF's expenses (which are in addition to the expenses that shareholders pay when investing in a Fund). As a result, the Fund may bear additional expenses when investing in an ETF, which could reduce the Fund's performance.

In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF's shares may trade at a premium or discount to its NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange officials determine such action to be appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

As with other equity securities transactions, brokers generally charge a commission in connection with the purchase and sale of shares of ETFs. A Fund that invests in an ETF may bear these transaction costs, which could reduce the Fund's performance.

Enhanced or inverse return ETFs present greater opportunities for investment gains, but also present correspondingly greater risk of loss. Inverse or “short” ETFs seek to deliver performance that is opposite of the performance of a market benchmark (e.g., if the benchmark goes down by 1%, the ETF will go up by 1%), typically using a combination of derivative strategies. Inverse ETFs seek to profit from falling market prices and will lose money if the market benchmark index goes up in value. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease the Fund's exposure to the underlying index on a short-term basis. Most leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs.

To the extent that a Fund may invest in ETFs managed by the Manager and/or its affiliates (Affiliated ETFs), because the Fund's Manager or its affiliates provide services to and receive fees from the Affiliated ETFs, the Fund's investments in Affiliated ETFs may benefit the Manager and/or its affiliates. In addition, it is possible that a Fund may hold a significant percentage of the shares of an Affiliated ETF. As a result, a Fund's investments in Affiliated ETFs may create a conflict of interest. In addition, the Manager's authority to allocate investments among Affiliated and Unaffiliated ETFs creates conflicts of interest. For example, investing in Affiliated ETFs could lead to increased assets under management or help support particular investment strategies or the Affiliated ETFs.

Fixed income risk

The prices of a Fund's fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, a Fund's fixed-income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Rising interest rates tend to decrease liquidity, increase trading costs and increase volatility, all of which may make portfolio management more difficult and costly to a Fund and its shareholders. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the US dollar. Other factors may materially and adversely affect the market price and yield of such fixed-income securities, including investor demand, changes in the financial condition of the applicable issuer, government fiscal policy and domestic or worldwide economic conditions. In addition, certain events, such as natural disasters, terrorist attacks, war, regional or global instability and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign currency exchange transactions and forward foreign currency contracts risk

A Fund may use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the Manager's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Fund's holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent a Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

Foreign government obligations and securities of supranational entities risk

Investing in foreign government obligations creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Such investments are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal. Factors which may influence the ability or willingness of a foreign government or country to service debt include a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International Monetary Fund, the International Bank for Reconstruction and Development and other international agencies, the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. There may be no legal or bankruptcy process for collecting sovereign debt.

Foreign risk

Investing in foreign securities involves a number of economic, financial, legal, and political considerations that are not associated with the US markets and that could affect a Fund's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the US. Foreign investing also may involve brokerage costs and tax considerations that usually are not present in the US markets.

Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers; the fact that many foreign companies may not be subject to uniform and/or stringent accounting, auditing and financial reporting standards; fluctuations in foreign currency exchange rates and related conversion costs or currency redenomination; nationalization or expropriation of assets; and custodial or other operational delays. It also may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions also may be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines). World markets, or those in a particular region, all may react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the US market. Over a given period of time, foreign securities may underperform US securities — sometimes for years.

As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or armed conflict in a geographic region has the potential to adversely impact a Fund's investments. Such conflicts and other corresponding events could result in increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors or in markets for certain securities and commodities. Such conflicts also may result in a negative impact on a Fund's investments, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.

Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging markets than in more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivatives instruments, may be halted. In the event that a Fund holds material positions in such suspended securities, the Fund's ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

To the extent that a Fund invests in sovereign debt instruments, the Fund is subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Fund may have limited recourse against the issuing government or agency. Financial markets have experienced, and may continue to experience, increased volatility due to the uncertainty surrounding the sovereign debt of certain countries.

Moreover, in pursuing its investment objective, a Fund, at times, may concentrate its investment in securities of companies located in a specific geographical region. To the extent a Fund does so, it may face more risks than mutual funds with investments that are diversified around the globe. The economies and financial markets of certain regions can be interdependent and all may decline at the same time, and certain regions may face risks unique to that area. In particular:

Asia Pacific Investments. The level of development of the economies of countries in the Asia Pacific region varies greatly. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. Natural disasters frequently occur in the region, which could drastically

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impact particular business operations of companies in the region or its overall economy. In addition, certain countries in the Asia Pacific region are large debtors to commercial banks and to foreign governments. It is possible that certain lenders at times may be unwilling to extend credit to Asia Pacific countries, which could make it more difficult for such borrowers to obtain financing on attractive terms, or at all. Due to heavy reliance on international trade, a decrease in demand would adversely affect economic performance in the region. In addition, ongoing political issues and heightened trade tensions between the US and China, including the possibility of a reduction in spending on Chinese products or services, the institution of additional tariffs or other trade barriers may have an adverse impact on the Chinese economy and potentially other economies in the region. Investments in companies located or operating in the Asia Pacific region may involve risks and considerations not typically associated with investments in the U.S. and other Western nations, including the use of VIE organizational structures; political, legal and regulatory uncertainty; and differing shareholder rights based on company structure and/or location of operations.

Central and South American Investments. The economies in Latin America, including in some Central and South American countries, have experienced high interest rates, high inflation rates, volatility, regime changes and government defaults. Currency devaluations in any such country may have a significant effect on the entire region. Because commodities such as oil and gas, minerals and metals represent a significant percentage of the region's exports, the economies of these countries are particularly sensitive to fluctuations in commodity prices. As a result, the economies in many Central and South American countries can experience significant volatility. The economies of countries in these regions tend to be heavily dependent on trading relationships with key trading partners, including the United States, Europe, Asia and other Latin American countries, and as such adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, recent trade tensions and the imposition of tariffs may disrupt Latin American economies or lead to heightened market volatility.

Additionally, in the past, certain Central and South American economies have been influenced by changing supply and demand for a particular currency, monetary policies of governments (including exchange control programs and currency devaluations and revaluations). Certain countries in this region also historically have experienced political and social risk, including periods of instability and social unrest, local insurrections, social upheavals and high unemployment and underemployment, any of which could adversely impact the economies of these countries.

European Investments. The Economic and Monetary Union (eurozone) of the European Union (EU) requires members of the eurozone to comply with restrictions on inflation rates, deficits, interest rates and debt levels, as well as fiscal and monetary controls, each of which may significantly affect EU member countries, as well as other countries in Europe, including non-members. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member state on its sovereign debt and/or an economic recession in an EU member state may have a significant adverse effect on the economies of other EU member states and their trading partners.

The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected, and in the future may adversely affect, the exchange rate of the euro and may significantly affect European countries, including those that do not use the euro as their currency. Additionally, newer EU and eurozone member states, particularly in eastern Europe, remain burdened to various extents by certain infrastructural, bureaucratic and business inefficiencies, and their markets remain relatively undeveloped and may be particularly sensitive to political and economic developments. Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest, may limit future growth and economic recovery or may have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. Moreover, recent global trade tensions and the imposition of tariffs, including by the United States, could further exacerbate volatility and such adverse effects.

The national politics of countries in Europe have been unpredictable and subject to influence by disruptive political groups and ideologies, including, for example, secessionist movements. The governments of European countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. EU continues to face major issues involving its membership, structure, procedures and policies, including the successful political, economic and social integration of new member states. The current and future status of the EU continues to be the subject of political controversy, and the growth of nationalist and populist parties in national legislatures may further threaten enlargement. It is possible that one or more countries may abandon the euro and/or withdraw from the EU, as the United Kingdom (UK) did in 2020 (commonly referred to as “Brexit”). Following Brexit, certain trading matters between the UK and the EU remain unresolved, including with respect to financial services. The continuing uncertainty could have an adverse impact on the UK economy.

The occurrence of terrorist incidents throughout Europe or war in the region could also impact financial markets, in particular, Russia's invasion of Ukraine that began in 2022. As a result of that military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations, and the ongoing hostilities and resulting sanctions may have a severe adverse effect on the region's economies and more globally.

North American Investments. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire region. Since the implementation of the North American Free Trade Agreement (NAFTA) in 1994 among Canada, the US and Mexico, total merchandise trade among the three countries has increased. However, political developments in the US resulting in recent global trade tensions and the imposition of reciprocal tariffs by all three countries, may have implications for trade among the US, Mexico and Canada, any of which may result in additional volatility in the region. Moreover, the likelihood of further policy or legislative changes in one or more countries may have a significant effect on North American markets generally, as well as on the value of certain securities held by a Fund when investing in this region.

Frontier market risk

Frontier market countries generally have smaller economies and even less developed capital markets than typical emerging market countries (which themselves have increased investment risk relative to more developed market countries) and, as a result, a Fund's exposure to risks associated with investing in emerging market countries are magnified when a Fund invests in frontier market countries. The increased risks include: the potential for extreme price volatility and illiquidity in frontier market countries; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries. Securities issued by foreign governments or companies in frontier market countries are even more likely than emerging market securities to have greater exposure to the risks of investing in foreign securities that are described above in Foreign risk.

Geographic focus risk

Focusing on a particular geographical region or country involves increased currency, political, regulatory and other risks. To the extent a Fund invests a significant portion of its assets in a particular geographical region or country, economic, political, social and environmental conditions in that region or country will have a greater effect on Fund performance than they would in a more geographically diversified equity fund and a Fund's performance may be more volatile than the performance of a more geographically diversified fund.

Government and regulatory risk

Governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect Fund performance. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, foreign exchange controls, the introduction of new currencies (and the redenomination of financial obligations into those currencies), or other measures that could be detrimental to the investments of a Fund.

Growth stock risk

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

Healthcare sector risk

Healthcare sector risk is the risk that the value of a Fund's shares will be affected by factors particular to the health care and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors. Investment risks associated with investing in securities in the health care sector, in addition to other risks, include heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; the potentially long and costly process for obtaining new product approval by the FDA; the difficulty health care providers may have obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel.

High yield (junk) bond risk

In general, low-rated debt securities (commonly referred to as “high-yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken a Fund's returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.

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In addition, these low-rated securities and obligations may fluctuate more widely in price and yield than higher-rated securities and obligations and may fall in price during times when the economy is weak or is expected to become weak. Low-rated securities and obligations also may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price a Fund desires, and may carry higher transaction costs. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case a Fund may lose its entire investment. In addition, a defaulted obligation or other restructuring of an obligation could involve an exchange of such obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid, speculative or unregistered. Low-rated securities and obligations are susceptible to such a default or decline in market value due to real or perceived adverse economic and business developments relating to the issuer, the industry in general, market interest rates and market liquidity. The market value of these securities can be volatile. Ratings of a security or obligation may not accurately reflect the actual credit risk associated with such a security. The creditworthiness of issuers of low-rated securities may be more complex to analyze than that of issuers of investment-grade debt securities.

IBOR risk

The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (IBORs, such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Income risk

The risk that a Fund may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security. The amount and rate of distributions that a Fund's shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by a Fund to shareholders may be less.

Industrials sector risk

Industrials sector risk is the risk that the value of a Fund's shares will be affected by factors particular to the industrials and related sectors and may fluctuate more widely than that of a fund that invests in a broad range of sectors. Companies in the industrial sector are subject to risks such as: decline for specific products or services and for industrial sector products in general; rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims.

Industry and sector risk

At times, a Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Individual sectors may be more volatile, and may perform differently, than the broader market. Companies in the same economic sector may be similarly affected by economic or market events, making a Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Information technology sector risk

Investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.

Initial public offering (IPO) risk

Any positive effect of investments in IPOs may not be sustainable because of a number of factors. For example, a Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant positive impact on a Fund's performance, this may not be able to be replicated in the future. The relative performance impact of IPOs on a Fund also is likely to decline as the Fund grows.

Interest rate risk

The value of a debt security, mortgage-backed security or other fixed-income obligation, as well as of shares of mortgage REITs, may decline due to changes in market interest rates. Small and medium-sized companies may also be adversely affected by rising interest rates because they often borrow money to finance their operations.

Generally, when interest rates rise, the value of such a security or obligation generally decreases. Conversely, when interest rates decline, the value of such a security generally increases. Long-term debt securities, mortgage-backed securities and other fixed-income obligations generally are more sensitive to interest rate changes than short-term debt securities. A Fund may experience a decline in its income due to falling interest rates. A Fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising. A Fund may use derivatives to hedge its exposure to interest rate risk.

Changes to monetary policy by the Federal Reserve or other regulatory actions may affect interest rates. It is difficult to predict the impact of these rate changes and any future rate changes on various markets.

Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities may result in decreased liquidity and increased volatility in the fixed-income markets, which could cause a Fund's NAV to fluctuate more and adversely affect the Fund's return.

In general, a portfolio of debt, mortgage-related and asset-backed securities and other fixed-income obligations experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Fund's duration of its portfolio of debt, mortgage-related and asset-backed securities and other fixed-income obligations. Duration measures the relative price sensitivity of a security to changes in interest rates. “Effective” duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Fund holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

Investment company securities risk

The risks of investing in securities of an investment company, such as a mutual fund, typically reflect the risks of the instruments in which the underlying investment company invests. The net asset value of an investment company can fluctuate, and a Fund could lose money investing in an investment company.

Investment companies typically charge their shareholders certain expenses, including management and administrative fees. As a shareholder in an investment company, a Fund would bear its pro rata share of the investment company's expenses (which are in addition to the expenses that shareholders pay when investing in a Fund). As a result, the Fund may bear additional expenses when investing in an underlying investment company, which could reduce the Fund's performance.

Large-capitalization company risk

Large-capitalization companies may go in and out of favor based on market and economic conditions. Large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large-capitalization companies could trail the returns on investments in securities of smaller companies.

Leveraging risk

Leveraging risk is the risk that certain transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a Fund to be more volatile than if it had not been leveraged. While it is anticipated that leverage may increase profitability, it may also accentuate the consequences of adverse price movements, resulting in increased losses.

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Limited number of securities risk

If a Fund typically holds a small number of stocks, or if the Manager tends to invest a significant portion of a Fund's total assets in a limited number of stocks, the appreciation or depreciation of any one security held by the Fund may have a greater impact on the Fund's NAV than it would if the Fund invested in a larger number of securities or if the Manager invested a greater portion of the Fund's total assets in a larger number of stocks. Although that strategy has the potential to generate attractive returns over time, it also may increase a Fund's volatility.

Liquidity risk

Liquidity risk is the possibility that investments cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A Fund also may not be able to dispose of illiquid investments at a favorable time or price during periods of infrequent trading of an illiquid investment.

There is generally no established retail secondary market for high yield securities. As a result, the secondary market for high yield securities is more limited and less liquid than other secondary securities markets. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds, and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. Adverse publicity and investor perceptions may also disrupt the secondary market for high yield securities.

Loans and other direct indebtedness risk

In addition to the risks typically associated with fixed-income securities, loans (including loan assignments, loan participations and other loan instruments) carry other risks, including the risk of insolvency of the lending bank or other intermediary. The risks associated with loans are similar to the risks of low-rated debt securities or “junk” bonds since loans typically are below investment-grade. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be difficult to value, sometimes trade infrequently on the secondary market and generally are subject to extended settlement periods. Any of these factors may impair a Fund's ability to sell or realize promptly the full value of its loans in the event of a need to liquidate such loans. Difficulty in selling a loan can result in a loss. Accordingly, loans that have been sold may not be immediately available to meet redemptions. Extended trade settlement periods may result in cash not being immediately available to a Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of the collateral securing the loan may decline after a Fund invests and that the collateral may not be sufficient to cover the amount owed to the Fund. In the event the borrower defaults, a Fund's access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. These risks could cause the Fund to lose income or principal on a particular investment, which could affect the Fund's returns. In addition, loans also are subject to the risk that a court could subordinate the loan to presently existing or future indebtedness or take other action detrimental to the holders of the loan. Further, in the event of a default, second or lower lien secured loans will generally be paid only if the value of the collateral exceeds the amount of the borrower's obligations to the senior secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which a Fund has an interest. If the loan is unsecured, there is no specific collateral on which a Fund can foreclose. In addition, if a secured loan is foreclosed, a Fund may bear the costs and liabilities associated with owning and disposing of the collateral, including the risk that collateral may be difficult to sell. The restructuring of a loan, either in a negotiated work-out or in the context of bankruptcy, could involve an exchange of such loan for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid, speculative or unregistered.

Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions. Certain loans may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the strong anti-fraud protections of the federal securities laws. With loan assignments, as an assignee, a Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. With loan participations, a Fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly, so that delays and expense may be greater than those that would be involved if a Fund could enforce its rights directly against the borrower.

Market risk

Markets can be volatile, and stock prices change daily, sometimes rapidly or unpredictably. As a result, a Fund's holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value. Market risk may affect a single issuer or the market as a whole. At times, a Fund may hold a relatively high percentage of its assets in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Securities are subject to price movements due to changes in general economic conditions (which may not be specifically related to the particular issuer), such as the level of prevailing interest or currency rates, changes in the general outlook for revenues or corporate earnings, investor sentiment and perceptions of the market generally. The value of securities also may go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within the industry. Market prices of equity securities generally are more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.

Global economies and financial markets have become increasingly interconnected, meaning that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by a Fund. In addition, certain events, such as natural disasters, terrorist attacks, war, regional or global instability and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Financial markets at times may experience heightened volatility due to various factors, including, but not limited to, government regulations and central bank policy changes. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on a Fund.

The value of assets or income from a Fund's investments may be adversely affected by inflation or changes in the market's expectations regarding inflation. Furthermore, there is a risk that the prices of goods and services in the US and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country's economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

Master limited partnership (MLP) risk

Investments in securities of an MLP involve risks that differ from investments in common stocks, including, among others, risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks, and others.

Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographical region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs' ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

MLPs taxed as partnerships generally do not pay US federal income tax at the partnership level, subject to the application of certain partnership audit rules. A change in current tax law, or a change in the underlying business mix of a given MLP, however, could result in an MLP being treated as a corporation for US federal income tax purposes, which would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction of the value of your investment in a Fund and lower income. A distribution from an MLP may consist in part of a return of the amount originally invested, which would not be taxable to the extent the distribution does not exceed the investor's adjusted basis in its MLP interest.

Materials sector risk

Investment risks associated with investing in securities in the materials sector, in addition to other risks, include adverse effects from commodity price volatility, exchange rates, import controls and increased competition; the possibility that production of industrial materials will exceed demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations.

Metals investment risk

Investments in metals may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply and demand of each metal, environmental or labor costs, political, legal, financial, accounting and tax matters and other events that a Fund cannot control. In addition, changes in international monetary policies or economic and political conditions can affect the supply of metals, and consequently the value of metal investments. The US or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.

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Mortgage-backed and asset-backed securities risk

Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause a Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, a Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, a Fund's investments in collateralized mortgage obligations (CMOs), real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Classes that receive interest only (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Classes that receive principal only (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause a Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.

Natural disaster and epidemic risk

Natural disaster and epidemic risk is the risk that the value of a Fund's investments may be negatively affected by natural disasters, epidemics, or similar events. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund's investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund's ability to achieve its investment objective.

Natural resources industry risk

Investment risks associated with investing in securities of natural resources companies, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed by natural resource companies in complying with environmental and safety regulations, changes in supply of, or demand for, various natural resources, changes in energy prices, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and special risks associated with natural or man-made disasters. Securities of natural resource companies that are dependent on a single commodity, or are concentrated in a single commodity sector, may exhibit high volatility attributable to commodity prices.

Nondiversification risk

Certain Funds are “non-diversified” mutual funds and, as such, their investments are not required to meet certain diversification requirements under federal law. Compared with “diversified” funds, a non-diversified Fund may invest a greater percentage of its assets in the securities of one or a small number of issuers. Thus, non-diversified Funds may hold fewer securities than diversified funds. A decline in the value of those investments would cause a non-diversified Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Preferred stock risk

Preferred stock is a type of stock that pays a cumulative, fixed dividend that is senior to the dividends paid on the common stock of the issuer. Preferred stock may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. Preferred stock also is subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock.

Prepayment risk

Income from a Fund's debt securities may decline if the Fund invests the proceeds from matured, traded, prepaid or called securities in securities with interest rates lower than the current earnings rate of the Fund's portfolio. For example, debt securities with high relative interest rates may be paid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate (commonly referred to as optional call risk). Moreover, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including shares of mortgage REITs). As a result, a Fund may have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline in the Fund's investment income.

Portfolio turnover risk

High portfolio turnover rates may increase a Fund's transaction costs, which may lower returns. Higher portfolio turnover rates could result in corresponding increases in brokerage commissions, may generate short-term capital gains taxable as ordinary income, and cause dividends received on portfolio securities to not be qualified dividends eligible for reduced federal income tax rates under the Internal Revenue Code.

Real assets industries risk

The risk that the value of a Fund's shares will be affected by factors particular to real assets securities and related industries or sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.

Real estate industry risk

Real estate industry risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, or other similar statutes in non-US countries and/or to maintain exemptions from the 1940 Act.

Redemption risk

A Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt a Fund's performance.

REIT-related risk

The value of a Fund's investments in a REIT may be adversely affected by (1) changes in the value of the REIT's underlying property or the property secured by mortgages the REIT holds; (2) loss of the REIT's federal tax status (and the resulting inability to qualify for modified pass-through tax treatment under the Internal Revenue Code) or changes in laws and/or rules related to that status; or (3) the REIT's failure to maintain its exemption from registration under the 1940 Act. In addition, a Fund may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments.

REOC-related risk

A REOC is similar to an equity REIT in that it owns and operates commercial real estate, but unlike a REIT, it has the freedom to retain all its funds from operations and, in general, faces fewer restrictions than a REIT. REOCs do not pay any specific level of income as dividends, if at all, and there is no minimum restriction on the number of owners nor limits on ownership concentration. The value of a Fund's REOC securities may be adversely affected by certain of the same factors that adversely affect REITs. In addition, a corporate REOC does not qualify for the federal tax treatment that is accorded a REIT. In addition, a Fund may experience a decline in its income from REOC securities due to falling interest rates or decreasing dividend payments.

How we manage the Funds

Restricted securities risk

Restricted securities are subject to legal or contractual restrictions on resale, and there can be no assurance of a ready market for resale. These securities include private placements or other unregistered securities, such as “Rule 144A securities”, which are securities that may be sold only to qualified institutional buyers pursuant to the 1933 Act. Privately placed securities, Rule 144A securities and other restricted securities may have the effect of increasing the level of Fund illiquidity to the extent a Fund finds it difficult to sell these securities when the Manager believes it is desirable to do so, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, and the prices realized could be less than those originally paid, or less than the fair market value. At times, the illiquidity of the market, as well as the lack of publicly available information regarding these securities also may make it difficult to determine the fair market value of such securities for purposes of computing the NAV of a Fund.

Science and technology industry risk

Investment risks associated with investing in science and technology securities, in addition to other risks, include a company's operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, and aggressive pricing of products and services, as well as new market entrants and obsolescence of existing technology. In addition, these securities may be impacted by commodity and energy prices, which can be volatile, and may increase the volatility of these securities.

Securities lending risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If a Fund that lent its securities were unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Cash received as collateral for loaned securities may be invested, and such investment is subject to market appreciation or depreciation, with the Fund bearing any loss.

Small- and mid-market capitalization company risk

Securities of small-capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations, and such securities may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small-capitalization companies at the desired time.

Securities of mid-capitalization companies may be more vulnerable to adverse developments than those of larger companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid-capitalization companies may be more volatile and less liquid than the securities of larger companies and may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns.

Subsidiary risk

By investing in a Subsidiary, a Fund is indirectly exposed to the risks associated with that Subsidiary's investment(s). There can be no assurance that the investment objective of a Subsidiary will be achieved. A Subsidiary is not registered under the 1940 Act and does not benefit from all the investor protections that apply to 1940 Act-registered funds. Changes in applicable tax laws could result in the inability of a Fund and/or its Subsidiary to operate as described in this Prospectus and the Fund's SAI, and could adversely affect such Fund and its shareholders.

Subsidiary tax risk

Certain Funds, as described in this Prospectus, may gain exposure to certain non-security based assets through its investment in a Subsidiary, which invests directly in such assets. In order for a Fund to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code, the Fund must, among other requirements, derive at least 90% of its gross income each taxable year from “qualifying income.” A Fund may invest, indirectly through its Subsidiary, in certain foreign operating companies consistent with the Fund's investment strategies that are classified as partnerships for US federal income tax purposes (Partnership Investments).  For purposes of “qualifying income,” income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (QPTP) will be treated as qualifying income. To the extent a Fund invests in Partnership Investments directly, it will seek to restrict its income from Partnership Investments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC, as described in more detail in the SAI. The tax treatment of certain Partnership Investments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of a Fund's taxable income or gains and distributions.

Each Fund intends to hold certain Partnership Investments indirectly, through its Subsidiary. Each Fund believes that income from a Subsidiary will be qualifying income because it expects that each Subsidiary will make annual distributions of its earnings and profits. If a Fund fails to satisfy the qualifying income requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, such Fund's taxable income will be subject to tax at the fund level and to a further tax at the shareholder level when such income is distributed, which could reduce the amount distributable to a shareholder negatively affecting the shareholder's return from an investment in the Fund. Under certain circumstances, a Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so, a Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund's returns.

US government securities risk

Certain US government securities such as Treasury securities and securities issued by Ginnie Mae, are backed by the full faith and credit of the US government. Other securities that are issued or guaranteed by federal agencies or authorities or by US government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the US government. For example, securities issued by Fannie Mae, Freddie Mac and the FHLB are  not backed by the “faith and credit” of the US government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer. As a result, such securities are subject to greater credit risk than securities backed by the full faith and credit of the US government.

A Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the Treasury under the STRIPS program. Under the STRIPS program, the principal and interest components are separately issued by the Treasury at the request of depository financial institutions, which then trade the component parts independently. The market prices of STRIPS generally are more volatile than those of Treasury bills with comparable maturities.

Utilities sector risk

To the extent a Fund focuses its investments in the utilities sector, the Fund will be more susceptible to the risks, events and other factors affecting companies in this sector. Companies in the utilities sector face a wide range of challenges that may adversely impact their operations, profitability, and securities. These include sensitivity to interest rate fluctuations, financing difficulties, and the high costs associated with capital-intensive projects, particularly during periods of inflation or unsettled markets. Government regulation plays a significant role, as restrictions on rates charged to customers, environmental compliance costs, and delays due to regulatory approvals can constrain profitability. Additionally, technological advancements may render existing infrastructure obsolete, and natural or man-made disasters, including wildfires, may lead to substantial liabilities or operational disruptions. Companies in this sector may also be affected by energy conservation policies, climate-related regulations, and fluctuations in commodity prices, all of which could reduce demand or increase operating costs. Renewable energy and alternative energy companies face unique risks, such as short product cycles, technological obsolescence, and stricter regulatory oversight.

Value stock risk

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the Manager, undervalued. The value of a security believed by the Manager to be undervalued may never reach what is believed to be its full value, such security's value may decrease or such security may be appropriately priced.

Disclosure of portfolio holdings information

A description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI.

Who manages the Funds

Investment manager

Delaware Management Company (Manager), located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, is the Funds' investment manager. The Manager and its predecessors have been managing Macquarie Funds since 1938. The Manager is a series of Macquarie Investment Management Business Trust (MIMBT), which is a Delaware statutory trust. MIMBT is a wholly owned subsidiary of Macquarie Group Limited and a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities and multi-asset solutions. As of March 31, 2025, MAM managed approximately $582.3 billion in assets for institutional and individual clients. The Manager makes investment decisions for the Funds, manages the Funds' business affairs, and provides daily administrative services. For its services to the Funds, the Manager was paid an aggregate fee, net of fee waivers (if applicable), during the last fiscal year as follows:

As a percentage of average daily net assets
Macquarie Asset Strategy Fund	0.68%
Macquarie Balanced Fund	0.65%
Macquarie Core Equity Fund	0.62%
Macquarie Global Growth Fund	0.65%
Macquarie International Core Equity Fund	0.56%
Macquarie Large Cap Growth Fund	0.50%
Macquarie Mid Cap Growth Fund	0.62%
Macquarie Mid Cap Income Opportunities Fund	0.66%
Macquarie Smid Cap Core Fund	0.67%
Macquarie Small Cap Growth Fund	0.69%
Macquarie Systematic Emerging Markets Equity Fund	0.52%
Macquarie Climate Solutions Fund	0.59%
Macquarie Healthcare Fund	0.78%
Macquarie Natural Resources Fund	0.78%
Macquarie Real Estate Securities Fund	0.56%
Macquarie Science and Technology Fund	0.79%
Macquarie Global Bond Fund	0.46%
Macquarie High Income Fund	0.47%

With respect to Macquarie Asset Strategy Fund, the Manager has voluntarily agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in Affiliated ETFs. Any such voluntary waiver or reimbursement may be eliminated by the Manager at any time.

A discussion of the basis for the Board's approval of the Funds' investment advisory agreements is available on the Funds' website and is filed with the SEC on the Funds' Forms N-CSR for the fiscal period ended September 30, 2024.

On April 21, 2025, Macquarie Group Limited, the parent company of the Manager, a series of MIMBT, together with certain of its affiliates, and Nomura, announced that they had entered into an agreement for Nomura to acquire the US and European public investments asset management business of Macquarie Asset Management. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025.

Under the Investment Company Act of 1940, as amended, the closing of the Nomura transaction will result in the automatic termination of each Fund's investment advisory agreement with the Manager and the sub-advisory agreements. In anticipation of this automatic termination, on June 18, 2025, the Board approved a new investment advisory agreement for each Fund that would go into effect at the closing of the transaction. The Board recommends that Fund shareholders approve the new investment advisory agreement at a meeting of shareholders scheduled to occur on September 10, 2025. Proxy solicitation materials related to this meeting have been made available to shareholders that held shares of each Fund at the close of business on July 3, 2025. At the Board Meeting, the Board also unanimously approved an interim investment advisory agreement between each Fund and the Manager (the Interim Agreement), which would become effective at the time of the transaction in the event that Fund shareholders have not approved the new advisory agreement but the transaction has closed, under which the Manager could provide investment advisory services to a Fund for up to the earlier of 150 days from the effective date of the Interim Agreement or the date of shareholder approval of the new advisory agreement for the Fund.

Upon the closing of the Nomura transaction, Macquarie Funds will be renamed Nomura Funds, and each of the Funds will be renamed as follows:

Current Name	New Name
Macquarie Asset Strategy Fund	Nomura Asset Strategy Fund
Macquarie Balanced Fund	Nomura Balanced Fund
Macquarie Climate Solutions Fund	Nomura Climate Solutions Fund
Macquarie Core Equity Fund	Nomura Core Equity Fund
Macquarie Global Bond Fund	Nomura Global Bond Fund
Macquarie Global Growth Fund	Nomura Global Growth Fund
Macquarie Healthcare Fund	Nomura Healthcare Fund
Macquarie High Income Fund	Nomura High Income Fund
Macquarie International Core Equity Fund	Nomura International Core Equity Fund
Macquarie Large Cap Growth Fund	Nomura Large Cap Growth Fund
Macquarie Mid Cap Growth Fund	Nomura Mid Cap Growth Fund
Macquarie Mid Cap Income Opportunities Fund	Nomura Mid Cap Income Opportunities Fund
Macquarie Natural Resources Fund	Nomura Natural Resources Fund
Macquarie Real Estate Securities Fund	Nomura Real Estate Securities Fund
Macquarie Science and Technology Fund	Nomura Science and Technology Fund
Macquarie Small Cap Growth Fund	Nomura Small Cap Growth Fund
Macquarie Smid Cap Core Fund	Nomura Smid Cap Core Fund
Macquarie Systematic Emerging Markets Equity Fund	Nomura Systematic Emerging Markets Equity Fund

As noted in this Prospectus, at times, certain Funds may invest in a wholly-owned Subsidiary. Each such Subsidiary has entered into a separate investment advisory agreement with Macquarie Alternative Strategies (Adviser), a series of Macquarie Investment Management Business Trust and an affiliate of the Manager, for the management of the Subsidiary's portfolio. Each Subsidiary does not pay a separate management fee to the Adviser for these services. The services that the Adviser provides to the Subsidiaries are similar to those that the Manager provides to the Funds. The board of directors of each Subsidiary supervises the Adviser with respect to its management of the Subsidiary's portfolio and establishes policies and procedures that it must follow in its management activities. Each Subsidiary (or the respective Fund on behalf of its respective Subsidiary) has entered into contracts for the provision of custody, transfer agency, administrative and audit services with the same, or with affiliates of the same, service providers that provide those services to the relevant Funds. Each Subsidiary bears the fees and expenses incurred in connection with such services. The Adviser, in its capacity as investment adviser to the Subsidiary, will comply with the investment advisory contract requirements of Section 15 of the 1940 Act.

On September 19, 2024, the US Securities and Exchange Commission (SEC) announced that MIMBT, of which the Manager is a series, had entered into a settlement agreement with the SEC consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC's findings.

Under the Settlement Order, the SEC found that, between January 2017 and April 2021 (Period): (i) MIMBT valued certain collateralized mortgage-backed obligations (CMOs) at inflated prices; (ii) MIMBT executed dealer-interposed and internal cross trades of those CMOs between registered investment company clients and other clients at prices that deviated from market prices; (iii) certain disclosures of MIMBT relating to performance, valuation, liquidity and cross trading contained false and misleading statements and omissions; and (iv) MIMBT failed to implement policies and procedures relating to valuation, conflicts of interest and cross trades.

As part of the settlement, MIMBT was ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. A copy of the Settlement Order is available on the SEC's website at https://www.sec.gov/files/litigation/admin/2024/ia-6709.pdf.

MIMBT made payments to the following funds in connection with cross trades and valuation of CMOs during the Period (collectively, CMO Funds):

•
Macquarie Limited-Term Diversified Income Fund

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Macquarie Diversified Income Fund*

Who manages the Funds

•
Macquarie Strategic Income Fund*

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Macquarie Wealth Builder Fund*

*MIMBT made payments to the fund in connection with cross trades and valuation of CMOs involving other funds that have since been reorganized into the fund.

MIMBT has been ordered to pay a civil penalty to the SEC, as well as disgorgement of management fees in respect of the CMO Funds relating to the Period and interest. The SEC may in its discretion make payments to shareholders of the CMO Funds and shareholders of certain predecessor funds pursuant to a Fair Fund. If the SEC creates a Fair Fund, information regarding the operation of the Fair Fund will be made available to eligible shareholders.

Sub-advisors

Macquarie Investment Management Austria Kapitalanlage AG
MIMAK, located at Kaerntner Strasse 28, 1010 Vienna, Austria, is an affiliate of the Manager and a part of MAM. MIMAK serves as principal sub-advisor for Macquarie Asset Strategy Fund and Macquarie Balanced Fund. In that capacity, MIMAK works together with the Manager to make day-to-day investment decisions for the Funds and to determine the Funds' asset allocation. Whenever MIMAK serves as a sub-advisor for a Fund, the Manager has ultimate responsibility for all investment advisory services for the Fund. In addition, the Manager may obtain other services from MIMAK on behalf of a Fund for which the Manager retains principal responsibility. For example, the Manager: may seek investment advice and recommendations from MIMAK; may permit MIMAK to execute security trades on behalf of the Manager; or may permit MIMAK to exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMAK's specialized market knowledge. For more information on the services MIMAK may provide for a Fund, please refer to the discussion of the Funds' investment strategies in this Prospectus.

Macquarie Investment Management Global Limited
MIMGL, located at 1 Elizabeth Street, Sydney NSW 2000, Australia, is an affiliate of the Manager and a part of MAM. MIMGL serves as principal sub-advisor for Macquarie Systematic Emerging Markets Fund. In that capacity, MIMGL is primarily responsible for the day-to-day management of the Fund's portfolio. MIMGL also serves as a sub-advisor for Macquarie Real Estate Securities Fund. Whenever MIMGL serves as a sub-advisor for a Fund, the Manager has ultimate responsibility for all investment advisory services for the Fund. The Manager has also entered into a separate sub-advisory agreement with MIMGL for Macquarie Real Estate Securities Fund. In addition, the Manager may obtain other services from MIMGL on behalf of a Fund for which the Manager retains principal responsibility. For example, the Manager: may seek investment advice and recommendations from MIMGL; may permit MIMGL to execute security trades on behalf of the Manager; may permit MIMGL to exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMGL's specialized market knowledge; or may seek quantitative support from MIMGL. For Macquarie Asset Strategy Fund and Macquarie Balanced Fund, MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time. For more information on the services MIMGL may provide for a Fund, please refer to the discussion of the Fund's investment strategies in this Prospectus.

Macquarie Investment Management Europe Limited
MIMEL, located at 28 Ropemaker Street, London, England, is an affiliate of the Manager and a part of MAM. The Manager has entered into a separate subadvisory agreement with MIMEL for Macquarie Real Estate Securities Fund. Whenever MIMEL serves as a sub-advisor for a Fund, the Manager has ultimate responsibility for all investment advisory services for the Fund. In addition, the Manager may obtain other services from MIMEL on behalf of a Fund for which the Manager retains principal responsibility. For example, the Manager: may seek investment advice and recommendations from MIMEL; may permit MIMEL to execute security trades on behalf of the Manager; or may permit MIMEL to exercise investment discretion and perform trading for securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL's specialized market knowledge. For more information on the services MIMEL may provide for a Fund, please refer to the discussion of the Funds' investment strategies in this Prospectus.

Under the global fixed income investment platform, the Manager can receive the following support services from Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”) with respect to the Funds:

•
Providing investment advice and recommendations;

•
Executing security trades where the Affiliated Sub-Advisor has local market expertise; and

•
Exercising investment discretion where the Affiliated Sub-Advisor has local market expertise.

A discussion of the basis for the Board's approval of the Funds' sub-advisory contracts is available on the Funds' website and is filed with the SEC on the Funds' Forms N-CSR for the fiscal period ended September 30, 2024.

Portfolio managers

Below are the portfolio managers primarily responsible for the day-to-day management of each Fund. A discussion of each portfolio manager's relevant experience is subsequently provided in alphabetical order.

Macquarie Asset Strategy Fund

Stefan Löwenthal, Jürgen Wurzer and Aaron Young have primary responsibility for making the day-to-day investment decisions for the Fund and determining its asset allocation.

Macquarie Balanced Fund

Stefan Löwenthal, Jürgen Wurzer and Aaron Young have primary responsibility for making the day-to-day investment decisions for the Fund and determining its asset allocation.

Macquarie Core Equity Fund

Erik Becker is primarily responsible for the day-to-day portfolio management of the Fund.

Macquarie Global Growth Fund

Aditya Kapoor, Charles John and Charles (Trey) Schorgl are primarily responsible for the day-to-day portfolio management of the Fund.

Macquarie International Core Equity Fund

Aditya Kapoor, Charles John and Charles (Trey) Schorgl are primarily responsible for the day-to-day portfolio management of the Fund.

Macquarie Large Cap Growth Fund

Bradley Klapmeyer and Bradley Angermeier are primarily responsible for the day-to-day portfolio management of the Fund.

Macquarie Mid Cap Growth Fund

Kimberly Scott and Bradley Halverson are primarily responsible for the day-to-day portfolio management of the Fund.

Macquarie Mid Cap Income Opportunities Fund

Kimberly Scott and Bradley Halverson are primarily responsible for the day-to-day portfolio management of the Fund.

Macquarie Smid Cap Core Fund

David Reidinger, Christopher Adams, Michael Morris, Donald Padilla and Christina Van Het Hoen are primarily responsible for the day-to-day portfolio management of the Fund.

Macquarie Small Cap Growth Fund

Timothy Miller, Kenneth McQuade and Joshua Brown are primarily responsible for the day-to-day portfolio management of the Fund.

Macquarie Systematic Emerging Markets Equity Fund

Benjamin Leung and Samir Vanza are primarily responsible for the day-to-day portfolio management of the Fund.

Macquarie Climate Solutions Fund

Sam Halpert, Geoffrey King, Barry Gladstein and Barry Klein are primarily responsible for the day-to-day portfolio management of the Fund.

Macquarie Healthcare Fund

Liu-Er Chen is primarily responsible for the day-to-day portfolio management of the Fund.

Macquarie Natural Resources Fund

Sam Halpert and Geoffrey King are primarily responsible for the day-to-day portfolio management of the Fund.

Macquarie Real Estate Securities Fund

James Maydew is responsible for the day-to-day management of the Fund. Mr. Maydew regularly consults with Matthew Hodgkins in managing the Fund.

Macquarie Science and Technology Fund

Who manages the Funds

Bradley Warden and Gus Zinn are primarily responsible for the day-to-day portfolio management of the Fund.

Macquarie Global Bond Fund

Andrew Vonthethoff and Matthew Mulcahy are primarily responsible for the day-to-day portfolio management of the Fund.

Macquarie High Income Fund

Vivek Bommi and John McCarthy are primarily responsible for the day-to-day portfolio management of the Fund.

Christopher Adams
Managing Director, Senior Portfolio Manager - US Core Equity

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Joined Delaware Investments in 1995, acquired by Macquarie in 2010

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Based in Philadelphia

Chris is a Senior Portfolio Manager for Macquarie Asset Management's (MAM's) US Core Equity Team, a role he first assumed with Delaware Investments in November 2004. Chris performs analysis and research to support the portfolios managed by the investment team. Chris joined the US Core Equity Team in 2000. He joined Delaware Investments as Assistant Vice President of Strategic Planning. Prior to joining the firm, Chris had approximately 10 years of experience in the financial services industry in the US and UK, including positions with Coopers & Lybrand, The Sumitomo Bank, Bank of America, and Lloyds Bank. Chris holds Bachelor of Arts and Master of Arts degrees in history and economics from the University of Oxford and received a Master of Business Administration with dual concentrations in finance and insurance/risk management from The Wharton School of the University of Pennsylvania. Chris holds the Chartered Financial Analyst® designation, and he is a member of the CFA Institute and the CFA Society of Philadelphia. He is a past President of the CFA Society of Philadelphia.

Bradley Angermeier
Managing Director, Senior Portfolio Manager

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Joined Ivy Investments in 2017, acquired by Macquarie in 2021

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Based in Kansas City

Brad is a Senior Portfolio Manager for Macquarie Asset Management's (MAM's) US Large Cap Growth Equity Team, where he is responsible for making day-to-day investment decisions for the team's strategy. Brad joined Ivy Investments as an Equity Investment Analyst and assumed portfolio management responsibilities in 2021. Prior to that, he was an Equity Research Analyst at Kornitzer Capital Management and an Analyst and Co-Portfolio Manager at Columbia Threadneedle Investments. Brad received a Bachelor of Science with a double major in finance and accounting from Indiana University, Kelley School of Business. He earned a Master of Business Administration from the University of Wisconsin, Wisconsin School of Business. He holds the Chartered Financial Analyst® designation.

Erik Becker
Managing Director, Senior Portfolio Manager

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Joined Ivy Investments in 1999, acquired by Macquarie in 2021

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Based in Kansas City

Erik is a Senior Portfolio Manager for Macquarie Asset Management's (MAM's) US Large Cap Core Equity Team, where he is responsible for making day-to-day investment decisions for the team's strategy. Erik joined Ivy Investments as an Investment Analyst and was appointed Assistant Portfolio Manager in 2003 and Portfolio Manager in 2006. Erik earned a Bachelor of Science in finance, investments, and banking and a Master of Science in finance from the University of Wisconsin-Madison. Erik holds the Chartered Financial Analyst® designation.

Vivek Bommi
Managing Director, Head of Leveraged Credit

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Joined Macquarie in 2023

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Based in Philadelphia

Vivek is Head of Leveraged Credit within Macquarie Asset Management (MAM) Credit, a role he assumed in November 2023. He has overall responsibility for the team's leveraged credit capabilities, including portfolio and business management. Prior to joining Macquarie, he was Head of European and UK Fixed Income at AllianceBernstein from August 2021 to November 2023, responsible for leadership and strategy of European Fixed Income. Before that, Vivek spent more than 10 years at Neuberger Berman within Leveraged Credit in various roles, including Director of Research, Portfolio Manager, and Head of Europe. Vivek received a Bachelor of Science in finance from the University of Illinois and a Master of Business Administration in finance and management from Columbia Business School. He holds the Chartered Financial Analyst® designation and he is a Certified Public Accountant.

Joshua Brown
Managing Director, Portfolio Manager, Senior Equity Analyst

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Joined Ivy Investments in 2009, acquired by Macquarie in 2021

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Based in Kansas City

Josh is a Portfolio Manager for Macquarie Asset Management's (MAM's) US Small Cap Growth Equity Team, a role he assumed in January 2024. He is responsible for making day-to-day investment decisions for the team's strategy. The team manages all small-cap growth products for the firm, including mutual funds, institutional accounts, and Variable Annuity accounts. He is also a smid-cap generalist analyst, covering sectors and companies with market caps below $10 billion. He has more than 15 years of industry experience covering equities. He joined Macquarie as part of the firm's acquisition of Ivy Investments in 2021. Previously, he was a Senior Equity Analyst at Ivy Investments, covering transportation, automotive technology, insurance, metals & mining, chemicals, and leisure products. Josh joined Ivy Investments as an Equity Analyst. He started his analyst career as an investment intern for Ivy Investments, covering oil and gas master limited partnerships. Prior to that, he spent five years as a Financial Advisor for Citigroup Smith Barney. Josh earned a Bachelor of Science in finance from the University of Kansas and a Master of Business Administration with a concentration in investment management from the University of Texas at Austin.

Liu-Er Chen
Managing Director, Head of Emerging Markets Equity

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Joined Delaware Investments in 2006, acquired by Macquarie in 2010

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Based in Boston

Liu-Er is Head of Emerging Markets Equity at Macquarie Asset Management (MAM), responsible for managing the firm's emerging markets equity portfolios and Macquarie Healthcare Fund (formerly, Delaware Healthcare Fund), a role he first assumed with Delaware Investments in September 2007. Before joining Delaware Investments, Liu-Er worked at Evergreen Investment Management Company for nearly 11 years, where he was the sole manager of the Evergreen Health Care and Emerging Markets funds. Prior to his career in asset management, Liu-Er worked in sales, marketing, and business development for major American and European pharmaceutical and medical device companies. Liu-Er earned a Master of Business Administration from Columbia Business School and holds the Chartered Financial Analyst ® designation.

Barry Gladstein
Managing Director, Head of Sustainable Investing - Equities & Multi-Asset

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Joined Macquarie in 2016

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Based in Philadelphia

Barry is the Head of Sustainable Investing for Equities & Multi-Asset at Macquarie Asset Management (MAM). In this role, he supports the investment teams in their efforts to integrate environmental, social, and governance (ESG) considerations into their investment processes and co-manages two dedicated sustainability strategies. Previously, Barry was Founding Member and Portfolio Manager for Cross Ledge Investments from 2010 to 2015. Prior to that, he worked at Delaware Investments for 15 years, leaving the firm as Co-Chief Investment Officer for the firm's Emerging Growth Team in 2010. Barry has served on the CFA Institute's ESG Technical Committee and the Investment Management Education Association's ESG Committee leadership group. He is a board member of the Camden, New Jersey, Center for Environmental Transformation (CFET). Barry holds a Bachelor of Science in accounting from the State University of New York at Binghamton and a Master of Business Administration in finance from The Wharton School of the University of Pennsylvania. He holds the Chartered Financial Analyst® designation and is a certified public accountant. He also holds the Fundamentals of Sustainability Accounting Credential® and has completed the CFA Institute's Certificate in ESG Investing.

Sam Halpert
Managing Director, Head of Global Natural Resources Equity

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Joined Macquarie in 2018

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Based in Philadelphia

Sam is Head of Global Natural Resources Equity at Macquarie Asset Management (MAM), a role he assumed in July 2018. Prior to joining Macquarie, he worked at Van Eck as a Co-Portfolio Manager and Senior Analyst, specializing in agriculture, coal, paper and forest products, refining, shipping, and steel investments. Before that, he managed a global real estate fund at Van Eck and earlier worked at Goldman Sachs and Refco. He earned a Bachelor of Arts in English and American literature from Harvard College.

Bradley Halverson
Managing Director, Senior Portfolio Manager

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Joined Ivy Investments in 2008, acquired by Macquarie in 2021

•
Based in Kansas City

Who manages the Funds

Brad is a Senior Portfolio Manager for Macquarie Asset Management's (MAM's) US Mid Cap Equities Team, where he is responsible for making day-to-day investment decisions for the team's strategy. He joined the team in November 2021. Brad joined Ivy Investments as an Investment Analyst and was appointed Portfolio Manager in 2016. Brad earned a Bachelor of Science and a Master of Science in accounting from Brigham Young University and a Master of Business Administration with an emphasis in finance and corporate strategy from the University of Michigan. Brad holds the Chartered Financial Analyst® designation.

Matthew Hodgkins
Senior Vice President, Head of Americas Listed Real Estate

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Joined AMP Capital in 2012, acquired by Macquarie in 2022

•
Based in Chicago

Matthew is Head of Americas Listed Real Estate for Macquarie Asset Management (MAM), a role he first assumed with AMP Capital in October 2018. He joined MAM as part of an acquisition from AMP Capital in March 2022. Matthew held various roles at AMP Capital, initially in Chicago as a Senior Real Estate Investment Trust Analyst before moving to London as Head of European Listed Real Estate. He returned to the US, where he became Head of North American Listed Real Estate. Prior to joining AMP Capital, Matthew worked at BNP Paribas and ABN AMRO in London, Singapore, and Boston as an Equity Research Analyst, specializing in Listed Real Estate starting from 2008. Matthew holds a Bachelor of Arts Management Studies (Honours) from the University of Nottingham.

Charles John
 Managing Director, Senior Portfolio Manager

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Joined Ivy Investments in 2017, acquired by Macquarie in 2021

•
Based in Kansas City

Charles is a Senior Portfolio Manager for Macquarie Asset Management's (MAM's) Global Equity Team, where he is responsible for making day-to-day investment decisions for the team's strategy. Charles joined Ivy Investments as an Equity Investment Analyst and became a Portfolio Manager for the firm in 2021. Previously, he was Co-Portfolio Manager of a global fund and Senior Investment Analyst with Scout Investments. Charles earned a Bachelor of Engineering in mechanical engineering from the Bangalore Institute of Technology (B.I.T.) India (Honors). He earned a Master of Business Administration with an emphasis in finance from the University of Missouri-Kansas City. He holds the Chartered Financial Analyst® designation.

Aditya Kapoor
 Managing Director, Senior Portfolio Manager

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Joined Ivy Investments in 2008, acquired by Macquarie in 2021

•
Based in Kansas City

Adi is a Senior Portfolio Manager for Macquarie Asset Management's (MAM's) Global Equity Team, where he is responsible for making day-to-day investment decisions for the team's strategy. Adi joined Ivy Investments as an Equity Investment Analyst. He had served as Assistant Vice President and Assistant Portfolio Manager for the firm since 2013. He became a Portfolio Manager in 2017. He earned a Bachelor of Technology in production and industrial engineering from the Indian Institute of Technology (IIT-Delhi) and received a Master of Business Administration from The Johnson School at Cornell University. He holds the Chartered Financial Analyst® designation.

Geoffrey King
Senior Vice President, Portfolio Manager - Global Natural Resources Equity

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Joined Macquarie in 2018

•
Based in Philadelphia

Geoff is a Portfolio Manager on the Global Natural Resources Equity Team at Macquarie Asset Management (MAM), a role he assumed in July 2018. He oversees all aspects of the investment process, including market and security analysis, portfolio construction, and risk. Prior to joining Macquarie, he worked at Abraxas Petroleum where he was Vice President and Chief Financial Officer for approximately six years, responsible for strategy, business development, financial planning, analysis, and hedging. Before that, Geoff was a Senior Energy Analyst at Van Eck, focused on natural resource commodities and equities. Geoff has a Bachelor of Arts in both economics and history from Davidson College, and he holds the Chartered Financial Analyst® designation.

Bradley Klapmeyer
Managing Director, Senior Portfolio Manager

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Joined Ivy Investments in 2007, acquired by Macquarie in 2021

•
Based in Kansas City

Brad is a Senior Portfolio Manager and Team Lead for Macquarie Asset Management's (MAM's) US Large Cap Growth Equity Team, where he is responsible for making day-to-day investment decisions for the team's strategy. Brad joined Ivy Investments as an Investment Analyst. He was appointed Assistant Portfolio Manager in 2011 and Portfolio Manager in 2016. Brad received a Bachelor of Science in finance and a minor in economics from Truman State University. He holds the Chartered Financial Analyst® designation.

Barry Klein
 Senior Vice President, Portfolio Manager, Senior Equity Analyst

•
Joined Macquarie in 2010

•
Based in New York

Barry is a Portfolio Manager and Senior Equity Analyst for the Global Listed Infrastructure Team at Macquarie Asset Management (MAM). He supports the management of Global Listed Infrastructure portfolios and is also responsible for covering utility stocks in the Americas region. In addition, Barry co-manages a climate solution strategy with members of MAM's Global Natural Resources and Sustainability teams. Prior to joining Macquarie, Barry was an Equities Research Analyst with Citigroup. He was a member of Citi's top-ranked utilities research team, covering gas and electric utilities and integrated gas companies. Before his time at Citi, Barry was a Senior Associate in Business Assurance and Advisory Services at PricewaterhouseCoopers, where he audited and reviewed companies in the utilities, consumer products, and not-for-profit sectors. He is currently Chairman of the Board for the charity Stupid Cancer. Barry holds a Bachelor of Arts in accounting (magna cum laude) from Boston University's Questrom School of Business. He holds the Chartered Financial Analyst® designation and is a Certified Public Accountant.

Benjamin Leung
Senior Managing Director, Head of Systematic Investments, Portfolio Manager

•
Joined Macquarie in 2001

•
Based in Sydney

Ben is the Head of the Macquarie Systematic Investments Team, a role he assumed in August 2024, after serving as Co-Head since August 2014. He is responsible for the day-to-day management of the global portfolios, oversight of the trading function, development of new strategies, and client engagement. Prior to November 2023, Ben was also the Head of Research, responsible for setting the research agenda to drive the ongoing evolution of investment techniques and technology. During his tenure with the firm, he has held roles in software development, quantitative research, and portfolio management for a range of Australian, Developed, and Emerging Markets Equity strategies. Ben serves on the FTSE Russell Asia Pacific Regional Equity Advisory Committee. He earned a Bachelor of Engineering (Honours) in software engineering (First Class) and a Master of Commerce in Finance from the University of New South Wales. He holds the Chartered Financial Analyst® designation and he is a member of the CFA Institute.

Stefan Löwenthal
Managing Director, Head of Global Multi-Asset

•
Joined Macquarie in 2008

•
Based in Vienna

Stefan is Head of Global Multi-Asset at Macquarie Asset Management (MAM). The team has engineered multi-asset solutions for more than 25 years. With its highly differentiated investment process, the team serves clients around the globe. He leads the team responsible for asset allocation and portfolio construction; the management of multi-asset funds, model portfolios, and institutional accounts; and the development of new multi-asset investment strategies. He oversees all research, portfolio management, and thought leadership activities of the team. Stefan joined Macquarie in February 2008 as a Portfolio Manager on the Global Multi-Asset Team. He was appointed Chief Investment Officer for the team in 2013. He chairs the MAM Investment Policy Committee and is a member of the MAM Environmental, Social, and Governance (ESG) Working Group, the MAM Professional Series Multi Manager Committee, and the MAM Private Infrastructure Fund Governance Committee. Stefan received a Master of Management Science from the Vienna University of Economics and Business. He holds the Chartered Financial Analyst® designation and is a member of the CFA Society Austria.

James Maydew
Managing Director, Head of Global Listed Real Assets

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Joined AMP Capital in 2006, acquired by Macquarie in 2022

•
Based in Sydney

James is Head of Global Listed Real Assets for Macquarie Asset Management (MAM). Formed in 2024, the Global Listed Real Assets platform integrates the Global Listed Real Estate (GLRE), Global Listed Infrastructure (GLI) and Global Natural Resources (GNR) strategies under a single platform, led by James. In this role, James works closely with the sector leads of the GLI and GNR strategies to deliver listed real assets solutions to clients. Within Global Listed Real Assets, James is also Head of Global Listed Real Estate, a role he first assumed with AMP Capital in November 2016. He joined MAM as part of an acquisition from AMP Capital in March 2022. As Head of the Global Listed Real Estate Team, James is responsible for all aspects of the strategy and

Who manages the Funds

team. He has been investing in real estate since 2002 and specializing in global listed real estate markets since 2007. James holds a Bachelor of Science in real estate investment and finance from the University of Reading and is an accredited member of the Royal Institution of Chartered Surveyors (MRICS).

John McCarthy
Managing Director, Senior Portfolio Manager

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Re-joined Delaware Investments in 2007, acquired by Macquarie in 2010

•
Based in Philadelphia

John is a Senior Portfolio Manager for Leveraged Credit within Macquarie Asset Management (MAM) Credit, a role he assumed in July 2016. He manages MAM Credit's high yield portfolios and serves as a Co-Portfolio Manager for MAM Credit's bank loans, fixed rate multisector, and core plus strategies. Previously, he was Co-Head of Credit Research for MAM Credit. Before that, he held a number of roles with Delaware Investments, including Senior Research Analyst, Senior High Yield Analyst, High Yield Trader, and Municipal Bond Trader. He worked for Delaware Investments from 1990 to 2002 and re-joined the firm in 2007. Prior to re-joining Delaware Investments, John was a Senior High Yield Analyst and Trader at Chartwell Investment Partners for five years. John earned a Bachelor of Science in business administration from Babson College. He holds the Chartered Financial Analyst® designation and is a member of the CFA Society of Philadelphia.

Kenneth McQuade
Managing Director, Senior Portfolio Manager

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Joined Ivy Investments in 1997, acquired by Macquarie in 2021

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Based in Kansas City

Ken is a Senior Portfolio Manager for Macquarie Asset Management's (MAM's) US Small Cap Growth Equity Team, where he is responsible for making day-to-day investment decisions for the team's strategy. Ken joined Ivy Investments as an Investment Analyst. He was appointed Assistant Portfolio Manager in 2003 and Portfolio Manager in 2006. Ken earned a Bachelor of Science in finance from Bradley University.

Timothy Miller
Managing Director, Senior Portfolio Manager

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Joined Ivy Investments in 2008, acquired by Macquarie in 2021

•
Based in Denver

Tim is a Senior Portfolio Manager and Team Lead for Macquarie Asset Management's (MAM's) US Small Cap Growth Equity Team, where he is responsible for making day-to-day investment decisions for the team's strategy. The team manages all small-cap growth products for the firm, including mutual funds, institutional accounts, and Variable Annuity accounts. Tim joined Ivy Investments as a Portfolio Manager. Before that, he held various positions at Invesco including Portfolio Manager and Chief Investment Officer. He earned a Bachelor of Science/Bachelor of Arts in finance from St. Louis University and a Master of Business Administration from the University of Missouri-St. Louis. Tim holds the Chartered Financial Analyst® designation.

Michael Morris
Managing Director, Senior Portfolio Manager - US Core Equity

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Joined Delaware Investments in 1999, acquired by Macquarie in 2010

•
Based in Philadelphia

Mike is a Senior Portfolio Manager for Macquarie Asset Management's (MAM's) US Core Equity Team, a role he first assumed with Delaware Investments in November 2004. Mike performs analysis and research to support the portfolios managed by the investment team. Mike joined Delaware Investments as Assistant Vice President and Senior Equity Analyst. Prior to joining the firm, Mike was a Senior Equity Analyst at Newbold's Asset Management, covering financial stocks. Mike began his investment career at Ohio Casualty in 1993. Mike received a Bachelor of Science in finance from Indiana University and a Master of Business Administration from The Wharton School of the University of Pennsylvania. He is a former member of the Bank and Financial Analysts Association. Mike holds the Chartered Financial Analyst® designation, and he is a member of the CFA Institute and the CFA Society of Philadelphia.

Matthew Mulcahy
Senior Managing Director, Head of Global Fixed Income

•
Joined Macquarie in 2015

•
Based in Sydney

Matthew is Head of the Global Fixed Income Team within Macquarie Asset Management (MAM) Credit. He is a lead Portfolio Manager of the Macquarie Australian Fixed Interest Fund and the Macquarie Dynamic Bond Fund. He also co-manages the Australian fixed interest portfolios. Matthew's experience and expertise have contributed to MAM Credit's investment strategies across all MAM Credit's cash and fixed income solutions globally. Prior to being named Head of Global Fixed Income, he was Head of Rates and Currency. Prior to joining Macquarie, he spent nine years as a Senior Portfolio Manager at PIMCO and was also a member of the Macro Strategic Trading Team at UBS. He holds a Bachelor of Business in accounting and finance from the University of Technology Sydney.

Donald Padilla
Managing Director, Senior Portfolio Manager - US Core Equity

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Joined Delaware Investments in 1994, acquired by Macquarie in 2010

•
Based in Philadelphia

Don is a Senior Portfolio Manager for Macquarie Asset Management's (MAM's) US Core Equity Team, a role he first assumed with Delaware Investments in November 2004. Don performs analysis and research to support the portfolios managed by the investment team. Don joined Delaware Investments as Assistant Controller in the firm's treasury function. In this role, he was responsible for managing corporate cash investments, developing financial models, and overseeing the financial operations of the Lincoln Life 401(k) annuities segment. Prior to joining the firm, Don held various positions at The Vanguard Group, where he began his investment career in 1987. Don received a Bachelor of Science in accounting from Lehigh University. Don holds the Chartered Financial Analyst® designation, and he is a member of the CFA Institute and the CFA Society of Philadelphia.

David Reidinger
Managing Director, Head of US Core Equity

•
Joined Macquarie in 2016

•
Based in Philadelphia

Dave is Head of Macquarie Asset Management's (MAM's) US Core Equity Team, a role he first assumed in March 2025. Dave is responsible for management of the team's investment portfolios and business, and he performs analysis and research. Before that, Dave was a Senior Portfolio Manager for the team, a role he assumed in October 2016. Prior to joining the firm, Dave was a Senior Equity Analyst and Portfolio Manager at Chartwell Investment Partners, where he had worked on the firm's small- and mid-cap growth strategies since 2004. Prior to Chartwell, Dave was a Portfolio Manager at Morgan Stanley Investment Management and a Senior Equity Analyst at Tiger Management. Dave began his investment career in 1993 as an Equity Research Analyst at Goldman Sachs. Dave received a Bachelor of Arts in mathematics and economics from Fordham University and a Master of Business Administration from Columbia Business School.

Charles (Trey) Schorgl
Managing Director, Senior Portfolio Manager

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Joined Ivy Investments in 2014, acquired by Macquarie in 2021

•
Based in Kansas City

Trey is a Senior Portfolio Manager for Macquarie Asset Management's (MAM's) Global Equity Team, where he is responsible for making day-to-day investment decisions for the team's strategy. He joined Ivy Investments in as an Equity Analyst. He was appointed Senior Equity Analyst in January 2022; he assumed portfolio management responsibilities in July 2023. His research responsibilities were concentrated in aerospace and defense, industrial conglomerates, and semiconductors and semiconductor capital equipment. Prior to joining Ivy Investments, he was an Equity Analyst with Balyasny Asset Management. Before that, he was an Equity Research Associate with Credit Suisse. He earned a Bachelor of Business Administration cum laude with a double major in finance and accounting from Texas Christian University. He holds the Chartered Financial Analyst® designation, and he is a member of the CFA Institute and the CFA Society of Kansas City.

Kimberly Scott
Managing Director, Senior Portfolio Manager

•
Joined Ivy Investments in 1999, acquired by Macquarie in 2021

•
Based in Kansas City

Kim is a Senior Portfolio Manager and Team Lead for Macquarie Asset Management's (MAM's) US Mid Cap Equities Team, where she is responsible for making day-to-day investment decisions for the team's strategy. Kim joined Ivy Investments as an Investment Analyst and was appointed Portfolio Manager in 2002. She received a Bachelor of Science in microbiology from the University of Kansas and earned a Master of Business Administration from the University of Cincinnati. Kim holds the Chartered Financial Analyst® designation.

Christina Van Het Hoen
Senior Vice President, Portfolio Manager - US Core Equity

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Joined Macquarie in 2021

•
Based in Philadelphia

Who manages the Funds

Christina is a Portfolio Manager for Macquarie Asset Management's (MAM's) US Core Equity Team, a role she assumed in April 2024. Christina performs analysis and research to support the portfolios managed by the investment team. She joined the investment team in July 2021 as a Senior Equity Analyst. Prior to Macquarie, Christina worked at Capital Group as part of Capital Fixed Income Investors for nearly six years and at Citigroup in the healthcare investment banking, global securitized products, and equity capital markets groups for four years. Christina holds a Bachelor of Science in engineering in operations research and financial engineering from Princeton University. She holds the Chartered Financial Analyst® designation and is a member of the CFA Institute, CFA Society of Philadelphia, and CFA Society of New York.

Samir Vanza
Managing Director, Head of Quantitative Research, Portfolio Manager

•
Joined Macquarie in 2014

•
Based in Sydney

Samir is Head of Quantitative Research for the Macquarie Systematic Investments (MSI) Team, a role he assumed in November 2023. In this capacity, Samir is responsible for setting the research agenda of the MSI Team, as well as overseeing the development and maintenance of the systematic models for the MSI Team's global equity portfolios. Prior to November 2023, he was a Senior Quantitative Analyst on the MSI Team. Before joining Macquarie, Samir worked as an Investment Analyst within the Asset Management Team at Insurance Australia Group. In this role, he developed quantitative-based trading models and was involved in the monitoring and construction of investment portfolios. Samir completed his Bachelor of Business (Honours) at the University of Technology Sydney and completed a Post Graduate Diploma in Applied Statistics from Macquarie University. He holds the Chartered Financial Analyst® designation, and he is a member of the CFA Institute.

Andrew Vonthethoff
Managing Director, Senior Portfolio Manager

•
Joined Macquarie in 2008

•
Based in Philadelphia

Andrew is a Senior Portfolio Manager for the Global Fixed Income Team within Macquarie Asset Management (MAM) Credit. He is a lead portfolio manager for global multisector and global bond strategies, a role he assumed in June 2013, and for US multisector portfolios, which he assumed in May 2024. In this role, he is responsible for asset allocation, sector rotation, and security selection across MAM Credit's global and US multisector portfolios. Andrew joined the firm in 2008 as a Quantitative Analyst on MAM Credit's Markets and Quantitative Team, where he was involved in building and maintaining financial models. He transferred to the Global Fixed Income Team in 2010, becoming an Assistant Portfolio Manager. He earned a Bachelor of Commerce in actuarial studies and finance from the University of New South Wales. He also holds the Chartered Financial Analyst® designation.

Bradley Warden
Managing Director, Senior Portfolio Manager

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Joined Ivy Investments in 2003, acquired by Macquarie in 2021

•
Based in Kansas City

Brad is a Senior Portfolio Manager for Macquarie Asset Management's (MAM's) Science and Technology Team, where he is responsible for making day-to-day investment decisions for the team's strategy. Brad joined Ivy Investments as an Investment Analyst covering multiple areas of technology and healthcare, and he became an Assistant Portfolio Manager for the firm in 2014 and a Portfolio Manager in 2016. He earned a Bachelor of Science in business administration from Trinity University and a Master of Business Administration in finance from the University of Texas at Austin. He holds the Chartered Financial Analyst® designation.

Jürgen Wurzer
Managing Director, Deputy Head of Global Multi-Asset

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Re-joined Macquarie in 2018

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Based in Vienna

Jürgen is Deputy Head of Global Multi-Asset at Macquarie Asset Management (MAM), a role he assumed in April 2018. The team, led by Stefan Löwenthal, has engineered multi-asset solutions for more than 25 years. With its highly differentiated investment process, the team serves clients around the globe. Jürgen is responsible for designing and managing multi-asset strategies, overseeing quantitative research and modelling, and analysing global equity markets. He initially joined Macquarie in 2007, focusing on multi-asset solutions. He worked for Erste Asset Management between 2016 and 2018, prior to re-joining Macquarie in 2018. Jürgen received a Master of Arts from the University of Applied Sciences Wiener Neustadt. He holds the Chartered Financial Analyst® designation, the CFA Institute Certificate in ESG Investing and is a member of the CFA Society Austria.

Aaron Young
Managing Director, Senior Portfolio Manager - Global Multi-Asset

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Joined Ivy Investments in 2005, acquired by Macquarie in 2021

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Based in Kansas City

Aaron is a Senior Portfolio Manager for the Global Multi-Asset Team at Macquarie Asset Management (MAM). He focuses on asset allocation, portfolio construction, and risk analysis. The team, led by Stefan Löwenthal, has engineered multi-asset solutions for more than 25 years. With its highly differentiated investment process, the team serves clients around the globe. Aaron also contributes to the team's fundamental research process. Prior to Macquarie's acquisition of Ivy Investments, Aaron worked in a variety of roles at Ivy Investments, most recently as both a Multi-Asset Portfolio Manager and member of the Equity Risk and Quantitative Research Team. He earned his Bachelor of Arts in philosophy with Honors from the University of Missouri and a Master of Business Administration with an emphasis in finance and strategy from the Olin School of Business at Washington University.

Gus Zinn
Managing Director, Senior Portfolio Manager

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Joined Ivy Investments in 1998, acquired by Macquarie in 2021

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Based in Kansas City

Gus is a Senior Portfolio Manager for Macquarie Asset Management's (MAM's) Science and Technology Team, where he is responsible for making day-to-day investment decisions for the team's strategy. Gus has served as Portfolio Manager for Ivy Investments since 2006. He had served as Assistant Portfolio Manager for funds managed by Ivy Investments since July 2003, in addition to his duties as a Research Analyst. Gus earned a Bachelor of Science and a Master of Science in finance from the University of Wisconsin-Madison. He holds the Chartered Financial Analyst® designation.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of Fund shares.

Manager of managers structure

The Funds and the Manager have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Funds' Board, to appoint and replace both affiliated and unaffiliated sub-advisors, and to enter into and make material amendments to the related sub-advisory contracts on behalf of the Funds without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Board, for overseeing the Funds' sub-advisors and recommending to the Board their hiring, termination, or replacement.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval. Shareholders will be notified of the hiring of any new sub-advisor within 90 days of the hiring.

The Funds and the Manager also have an exemptive order from the SEC that allows the approval of a new sub-advisor to be taken at a Board of Trustees meeting held via any means of communication that allows the Trustees to hear each other simultaneously during the meeting.

Who's who

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the fund's service providers.

Investment manager and sub-advisor: An investment manager is a company with overall responsibility for the management of a fund's assets. A sub-advisor is a company generally responsible for the day-to-day management of a fund's assets or some portion thereof. A sub-advisor is selected and supervised by the investment manager. The investment manager or the sub-advisor, as the case may be, is responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Who manages the Funds

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Service agent: Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide administrative services to a fund and oversight of other fund service providers.

Custodian/Fund accountant: Mutual funds are legally required to protect their portfolio securities, and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets. The fund accountant provides services such as calculating a fund's net asset value (NAV) and providing financial reporting information for the fund.

Financial intermediary: Financial professionals provide advice to their clients. They are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial professionals are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund's assets.

Shareholders: Mutual fund shareholders have specific voting rights on matters such as material changes in the terms of a fund's management contract and changes to fundamental investment policies.

About your account

Investing in the Funds

You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial intermediary or your financial professional (hereinafter collectively referred to as the “financial intermediary”) to determine which share class best suits your investment goals and time frame. It is the responsibility of your financial intermediary to assist you in determining the most appropriate share class and to communicate such determination to us.

Information about existing sales charges and sales charge reductions and waivers is available in this Prospectus below and free of charge on the Macquarie Funds website at macquarie.com/USfunds. Additional information on sales charges can be found in the SAI, which is available upon request.

Please also see the “Broker-defined sales charge waiver policies” section in this Prospectus for information provided to the Funds by certain financial intermediaries on sales charge discounts and waivers that may be available to you through your financial intermediary. Shareholders purchasing Fund shares through a financial intermediary may also be eligible for sales charge discounts or waivers which may differ from those disclosed elsewhere in this Prospectus or SAI. The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. It is the responsibility of the financial intermediary to implement any of its proprietary sales charge discounts or waivers listed in “Broker-defined sales charge waiver policies” or otherwise offered by the financial intermediary. Accordingly, you should consult with your financial intermediary to determine whether you qualify for any sales charge discounts or waivers.

Choosing a share class

Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

Class A, Class C, Class R and Class Y shares have each adopted a separate 12b-1 plan that allows them to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Certain existing investors or programs sponsored by certain intermediaries that were eligible under prior eligibility requirements may continue to invest in a particular share class.

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements for investors that differ from a Fund's share class eligibility standards. In certain cases, this could result in the selection of a share class with higher service and distribution-related fees than otherwise would have been charged. The Funds and the Distributor are not responsible for, and have no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such different requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes as not all share classes may be made available.

Class A
•
Class A shares have an upfront sales charge that is noted in the Class A sales charges table below.

•
If you invest the amounts noted in the Class A sales charges table below, your front-end sales charge will be reduced.

•
You may qualify for other reduced sales charges and, under certain circumstances, the sales charge may be waived, as described in “How to reduce your sales charge” below.

•
Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets. See “Dealer compensation” below for further information. Certain shares in accounts that established positions prior to January 1, 1992 in Class A shares of Macquarie Global Growth Fund are not subject to an ongoing 12b-1 fee. In addition, as the result of the mergers of certain predecessor funds into Macquarie Mid Cap Growth Fund and Macquarie High Income Fund, the total 12b-1 fee to be paid by Class A shareholders of Macquarie Mid Cap Growth Fund and Macquarie High Income Fund will be the sum of 0.10% of the average daily net assets representing the shares of the predecessor funds that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing all other shares of the Funds. All Class A shareholders will bear the Class A 12b-1 fee at the same rate. Accordingly, the arrangements for Macquarie Global Growth Fund, Macquarie Mid Cap Growth Fund and Macquarie High Income Fund may result in an effective 12b-1 fee rate that is lower than 0.25% of the net assets attributable to outstanding Class A shares of these Funds.

•
Class A shares generally are not subject to a CDSC, except in the limited circumstances described in the table below.

•
Because of the higher 12b-1 fee, Class A shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Institutional Class and Class R6 shares.

•
In addition, you may have received Class A shares as the result of a merger or reorganization of a predecessor fund.

Class A sales charges

About your account

The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The offering price is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge (expressed in decimals) applicable to the purchase, calculated to two decimal places using standard rounding criteria. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of the sales charge, and rounding. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. Sales charges do not apply to shares purchased through dividend reinvestment.

Class A shares of each Fund (except Macquarie Global Bond Fund and Macquarie High Income Fund)

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $50,000	5.75%	6.54%
$50,000 but less than $100,000	4.75%	5.41%
$100,000 but less than $250,000	3.75%	4.31%
$250,000 but less than $500,000	2.50%	3.00%
$500,000 but less than $1 million	2.00%	2.44%
$1 million or more	none*	none*

Class A shares of Macquarie Global Bond Fund and Macquarie High Income Fund

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	4.50%	5.13%
$100,000 but less than $250,000	3.50%	4.00%
$250,000 but less than $500,000	2.50%	3.00%
$500,000 but less than $1 million	2.00%	2.44%
$1 million or more	none*	none*

* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (Distributor) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Macquarie Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

Class C
•
Class C shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

•
In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see “Calculation of contingent deferred sales charges — Class C” below.

•
Under certain circumstances, the CDSC may be waived; please see “Waivers of contingent deferred sales charges” below for further information.

•
For approximately eight years after you buy your Class C shares, they are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

•
Class C shares are eligible to automatically convert to Class A shares with a 12b-1 fee of no more than 0.25% approximately eight years after you buy Class C shares. Conversion may occur as late as one month after the eighth anniversary of purchase, during which time Class C's higher 12b-1 fee applies. Please refer to the Funds' SAI for more details on this automatic conversion feature.

•
You may purchase only up to $1 million of Class C shares at any one time. Orders that equal or exceed $1 million will be rejected.

•
Because of their higher 12b-1 fee, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A, Class R, Institutional Class, and Class R6 shares.

•
Class C shares with no financial intermediary will be converted to Class A shares at NAV within a certain time frame after a financial intermediary resigns, as determined by the Manager. Additionally, investors may only open an account to purchase Class C shares if they have appointed a financial intermediary.

Calculation of contingent deferred sales charges — Class C
CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class C shares of a Fund, even if those shares are later exchanged for shares of another Macquarie Fund. In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.

Institutional Class
•
Institutional Class shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund.

•
Institutional Class shares are not subject to a CDSC.

•
Institutional Class shares do not assess a 12b-1 fee.

•
Institutional Class shares are available for purchase only by the following:

○
retirement plans or certain other programs that are maintained on platforms sponsored by financial intermediary firms, provided the financial intermediary firms or their trust companies (or entities performing similar trading/clearing functions) have entered into an agreement with the Distributor (or its affiliate) related to such plans or programs;

○
tax-exempt employee benefit plans of the Manager, its affiliates, and securities dealers that have a selling agreement with the Distributor;

○
a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing Institutional Class shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

○
registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals whose assets are entrusted to an RIA for investment purposes for accounts requiring Institutional Class shares (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients);

○
programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (1) such programs allow or require the purchase of Institutional Class shares; (2) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Institutional Class shares; and (3) a financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting, or similar services, or (ii) offers the Institutional Class shares through a no-commission network or platform;

○
through a brokerage program of a financial intermediary that has entered into a written agreement with the Distributor and/or the transfer agent specifically allowing purchases of Institutional Class shares in such programs;

○
exchanges from the Institutional Class shares of Macquarie Ultrashort Fund;

○
private investment vehicles, including, but not limited to, foundations and endowments; or

○
current and former officers, Trustees/Directors, and employees of any Macquarie Fund, the Manager, any of the Manager's affiliates, or any predecessor fund to a Macquarie Fund, provided that such shares are either held in an account opened directly with a Fund or are held through an account with a financial intermediary that permits the purchase of such shares. At the direction of such persons, their family members (regardless of age), and any employee benefit plan, trust, or other entity directly owned by, controlled by, or established by any of the foregoing individuals identified in this paragraph may also purchase Institutional Class shares subject to the same account requirements.

•
In addition, you may have received Institutional Class shares as the result of a merger or reorganization of a predecessor fund.

A shareholder transacting in Institutional Class shares through a broker or other financial intermediary may be required to pay a commission and/or other forms of compensation to the financial intermediary.

Class R6
•
Class R6 shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund. Class R6 shares are not subject to a CDSC.

•
Class R6 shares do not assess a 12b-1 fee.

•
Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

•
Class R6 shares are generally available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, 403(b) plans, profit-sharing plans and money purchase pension plans, defined benefit plans, employer-sponsored benefit plans, and non-qualified deferred compensation plans. In addition, for these employer-sponsored retirement plans, Class R6 shares must be held through plan level or omnibus accounts held on the books of a Fund, and Class R6 shares are only available for purchase through financial intermediaries who have the appropriate agreement with the Distributor (or its affiliates) related to Class R6.

About your account

•
Class R6 shares are also available for purchase through certain programs, platforms, or accounts that are maintained or sponsored by financial intermediary firms (including but not limited to, brokers, dealers, banks, trust companies, or entities performing trading/clearing functions), provided that the financial intermediary firm has entered into an agreement with the Distributor (or its affiliates) related to Class R6 for such programs, platforms or accounts.

•
Class R6 shares are also generally available for purchase by or through funds (including mutual funds registered under the Investment Company Act of 1940 and collective trusts) of funds.

•
In addition to the foregoing list of eligible investors, Class R6 shares are generally available to certain institutional investors and high net worth individuals who make a minimum initial investment directly in a Fund's Class R6 shares of $1,000,000 or more and who have completed an application and been approved by the Funds for such investment. These institutional investors and high net worth individuals must open accounts in Class R6 shares directly in their names.

•
Class R6 shares may not be available through certain financial intermediaries.

•
In addition, you may have received Class R6 shares as the result of a merger or reorganization of a predecessor fund.

Class R
•
Class R shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund. Class R shares are not subject to a CDSC.

•
Class R shares are subject to an annual 12b-1 fee no greater than 0.50% of average daily net assets.

•
Class R shares generally are available only to: (i) qualified and nonqualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and noncustodial 403(b) plans, as well as certain other nonqualified deferred compensation plans); and (ii) individual retirement account (IRA) rollovers from legacy Delaware Investments plans that were previously maintained on the Delaware Investments retirement recordkeeping system or the retirement recordkeeping system of Ascensus that are offering Class R shares to participants.

•
Except as noted above, no other IRAs are eligible for Class R shares (for example, no traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, or SARSEPs).

•
Unlike Class C shares, Class R shares do not automatically convert into another class.

•
Any account holding Class A shares of Macquarie Healthcare Fund as of the date Class R shares were made available for that Fund continues to be eligible to purchase the Fund's Class A shares after that date. Any account holding Macquarie Healthcare Fund's Class R shares is not eligible to purchase its Class A shares.

•
Because of their higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A, Institutional Class, and Class R6 shares.

•
Certain intermediaries may offer Class R shares to other account types under an agreement with the Distributor or its affiliates relating to such accounts.

Class Y

Class Y shares are not subject to a sales charge. Class Y shares do however pay an annual 12b-1 distribution and/or service fee of up to 0.25% of average net assets. Class Y shares are only available for purchase by:

•
participants of employee benefit plans established under Section 401(a) (including a 401(k) plan), 403(b) or 457(b) of the Internal Revenue Code for which an unaffiliated third party intermediary provides administrative, distribution and/or other support services to the plan;

•
individuals investing in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees, through certain investment advisers and broker-dealers, including banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers, and for which entity an unaffiliated third party provides administrative, distribution and/or other support services;

•
government entities or authorities and corporations whose investment within the first 12 months after initial investment is $10 million or more and to which entity an unaffiliated third party intermediary provides certain administrative, distribution and/or other support services; or

•
clients of financial intermediaries who have self-directed brokerage accounts (that may or may not charge transaction fees to those clients), provided that such financial intermediaries have entered into an agreement with the Distributor and have been approved by the Distributor to offer Class Y shares within such self-directed brokerage accounts.

Each Fund reserves the right to modify or waive the above policies at any time without prior notice to shareholders.

Dealer compensation

The financial intermediary who sells you shares of the Funds may be eligible to receive the following amounts as compensation for your investment in the Funds. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated. Institutional Class and Class R6 shares do not have a 12b-1 fee or sales charge so they are not included in the table below.

All Funds (except Macquarie Global Bond Fund, Macquarie High Income Fund and Macquarie Healthcare Fund)

	Class A1	Class C2	Class R3	Class Y4
Commission (%)	-	1.00%	-	-
Investment less than $50,000	5.00%	-	-	-
$50,000 but less than $100,000	4.00%	-	-	-
$100,000 but less than $250,000	3.00%	-	-	-
$250,000 but less than $500,000	2.00%	-	-	-
$500,000 but less than $1 million	1.60%	-	-	-
$1 million but less than $5 million	1.00%	-	-	-
$5 million but less than $25 million	0.50%	-	-	-
$25 million or more	0.25%	-	-	-
12b-1 fee to dealer	0.25%	1.00%	0.50%	0.25%

Macquarie Global Bond Fund and Macquarie High Income Fund

	Class A1	Class C2	Class R3	Class Y4
Commission (%)	-	1.00%	-	-
Less than $100,000	4.00%	-	-	-
$100,000 but less than $250,000	3.00%	-	-	-
$250,000 but less than $500,000	2.00%	-	-	-
$500,000 but less than $1 million	1.60%	-	-	-
$1 million but less than $5 million	1.00%	-	-	-
$5 million but less than $25 million	0.50%	-	-	-
$25 million or more	0.25%	-	-	-
12b-1 fee to dealer	0.25%	1.00%	0.50%	0.25%

Macquarie Healthcare Fund

	Class A1	Class C2	Class R3
Commission (%)	—	1.00%	—
Investment less than $50,000	5.00%	—	—
$50,000 but less than $100,000	4.00%	—	—
$100,000 but less than $250,000	3.00%	—	—
$250,000 but less than $500,000	2.00%	—	—
$500,000 but less than $1 million	1.60%	—	—
$1 million but less than $5 million	1.00%	—	—
$5 million but less than $25 million	0.50%	—	—
$25 million or more	0.25%	—	—
12b-1 fee to dealer	0.25%	1.00%	0.50%

1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase. On sales of Class A shares where there is no front-end sales charge, the Distributor may pay your securities dealer an upfront commission of up to 1.00%. The upfront commission includes an advance of the first year's 12b-1 fee of up to 0.25%. During the first 12 months, the Distributor will retain the 12b-1 fee to partially offset the upfront commission advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 12b-1 fee applicable to Class A shares. Certain shares in accounts that established positions in Class A shares of Macquarie Global Growth Fund prior to January 1, 1992 are not subject to an ongoing 12b-1 fee. In addition, as the result of the mergers of certain predecessor funds into Macquarie Mid Cap Growth Fund and Macquarie High Income Fund, the total 12b-1 fee to be paid by Class A shareholders of Macquarie Mid Cap Growth Fund and Macquarie High Income Fund will be the sum of 0.10% of the average daily net assets representing the shares of the predecessor funds that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing all other shares of the Funds. These arrangements may result in an effective 12b-1 fee rate that is lower than 0.25% of the net assets attributable to outstanding Class A shares of these Funds.

2 On sales of Class C shares, the Distributor may pay your securities dealer an upfront commission of 1.00%. The upfront commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the upfront commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C shares. Alternatively, certain intermediaries may not be eligible to receive the upfront commission of 1.00%, but may receive the 12b-1 fee for sales of Class C shares from the date of purchase. After approximately eight years, Class C shares are eligible to automatically convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A shares.

About your account

3 On sales of Class R shares, the Distributor does not pay your securities dealer an upfront commission. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.50% from the date of purchase.

4 On sales of Class Y shares, the Distributor does not pay your securities dealer an upfront commission. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase.

Payments to intermediaries

The Distributor and its affiliates may pay additional compensation at their own expense and not as an expense of a Fund to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediaries' consultants, salespersons, and customers (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for subaccounting, administrative, or shareholder processing services, marketing, educational support, data, and ticket charges. Such payments are in addition to any distribution fees, service fees, subaccounting fees, and/or transfer agency fees that may be payable by a Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of a Fund and/or some or all other Macquarie Funds), amount of assets invested by the Financial Intermediary's customers (which could include current or aged assets of a Fund and/or some or all other Macquarie Funds), a Fund's advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping, and/or shareholder services with respect to certain shareholder accounts (including omnibus accounts), or to the shareholder account directly to offset the costs of these services, in lieu of the transfer agent providing such services. For Class R6 shares, the Distributor and its affiliates will generally not pay additional compensation to Financial Intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing (including sub-transfer agent/recordkeeping payments).

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. A significant purpose of these payments is to increase sales of a Fund's shares. The Manager or its affiliates may benefit from the Distributor's or its affiliates' payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of a Fund's shares.

How to reduce your sales charge

We offer a number of ways to reduce or eliminate the front-end sales charge on Class A shares, which may depend on the ability of your financial intermediary or the Funds' transfer agent to support the various ways. Please refer to the “Broker-defined sales charge waiver policies” in this Prospectus and to the SAI for detailed information and eligibility requirements. Please note that your financial intermediary's policies may differ. You can also get additional information from your financial intermediary. You or your financial intermediary must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial intermediary or the Funds in order to qualify for a reduction in sales charges. Such information may include your Macquarie Funds holdings in any other accounts, including retirement accounts, held indirectly or through an intermediary, and the names of qualifying family members and their holdings. If you participate in a direct deposit purchase plan or an automatic investment program for an account held directly with the Funds' transfer agent and also hold shares of Macquarie Funds other than directly with us, generally those holdings will not be aggregated with the assets held with us for purposes of determining rights of accumulation in connection with direct deposit purchase plans and automatic investment program purchases. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge. Class R, Institutional Class, Class R6, and Class Y shares have no upfront sales charge or CDSC so they are not included in the table below.

Letter of intent and rights of accumulation

Through a letter of intent, you agree to invest a certain amount in Macquarie Funds over a 13-month period to qualify for reduced front-end sales charges (as set forth in the SAI).  Macquarie Funds do not accept retroactive letters of intent.

Upon your request, you can combine your holdings or purchases of Class A and all other classes of Macquarie Funds, as well as the holdings and purchases of your spouse — or equivalent, if recognized under local law — and children under the age of 21 to qualify for reduced front-end sales charges. When submitting the letter of intent or requesting rights of accumulation, you must identify which holdings or purchases you are requesting to be combined to your dealer, the Distributor or BNY Mellon at the time of purchase. You can add the value of any share class that you already own to new share purchases in order to qualify for a reduced sales charge. Please note that depending on the financial intermediary holding your account, this policy may differ from those described in this Prospectus.

Class A	Class C
Available.

Although the letter of intent does not apply to the purchase of Class C shares, you can combine your purchase of Class C shares with your purchase of Class A shares to fulfill your letter of intent. Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine the value of your Class C shares with the value of your Class A shares to receive a reduced sales charge.

Reinvestment of redeemed shares

Up to 90 days after you redeem shares, you can reinvest the proceeds without paying a sales charge. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. Investors should consult their financial intermediary for further information.

Class A	Class C
Available.	Not available.

SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans

These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group. Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.

Class A	Class C
Available.

Although the letter of intent does not apply to the purchase of Class C shares, you can combine your purchase of Class C shares with your purchase of Class A shares to fulfill your letter of intent. Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine the value of your Class C shares with the value of your Class A shares to receive a reduced sales charge.

Buying Class A shares at net asset value

Class A shares of a Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege. Certain existing investors or programs sponsored by certain intermediaries that were eligible to purchase Class A shares of a Fund at NAV may continue to be eligible to purchase Class A shares at NAV. The Funds reserve the right to modify or terminate these arrangements at any time.

•
Shares purchased under the Macquarie Funds dividend reinvestment plan and, under certain circumstances, the exchange privilege and the 90-day reinvestment privilege.

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Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Macquarie Fund, the Manager, any of the Manager's current affiliates and those that may in the future be created, or any predecessor fund to a Macquarie Fund, including the funds formerly advised by Foresters Investment Management Company, Inc., Ivy Investment Management Company, Waddell & Reed, or any other fund families acquired or merged into the Macquarie Funds; (ii) current employees of legal counsel to Macquarie Funds; and (iii) registered representatives, employees, officers, and directors of broker/dealers who have entered into dealer's agreements with the Distributor. At the direction of such persons, their family members (regardless of age), and any employee benefit plan, trust, or other entity directly owned by, controlled by, or established by any of the foregoing may also purchase shares at NAV.

•
Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Macquarie Funds.

•
Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

About your account

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Purchases by programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (i) such programs allow or require the purchase of Class A shares; (ii) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Class A shares; and (iii) a financial intermediary (1) charges clients an ongoing fee for advisory, investment consulting, or similar services, or (2) offers the Class A shares through a no-commission network or platform. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares through a financial intermediary that offers these programs.

•
Purchases for the benefit of the clients of brokers, dealers, and other financial intermediaries if such brokers, dealers, or other financial intermediaries have entered into an agreement with the Distributor providing for the purchase of Class A shares at NAV through self-directed brokerage service platforms or programs. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares at NAV through a self-directed investment brokerage service platform or program.

•
Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase Institutional Class shares, if applicable.

•
Purchases by retirement plans or certain other programs that are maintained or sponsored by financial intermediary firms, provided the financial intermediary firms or their trust companies (or entities performing similar trading/clearing functions) have entered into an agreement with the Distributor (or its affiliates) related to such plans or programs.

•
Purchases by certain legacy bank-sponsored retirement plans and certain legacy retirement assets that meet requirements set forth in the SAI.

•
Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.

•
Purchases by certain participants in defined contribution plans and members of their households whose plan assets will be rolled over into IRA accounts (IRA Program) where the financial intermediary has entered into an agreement specifically relating to such IRA Program with the Distributor and/or the transfer agent.

•
Purchases by certain participants of particular group retirement plans as described in the SAI.

•
Additional purchases by existing shareholders whose accounts were eligible for purchasing shares at NAV under a predecessor fund's eligibility requirements set by the predecessor fund's company.

•
Investments made into an account with no financial intermediary or no longer associated with a financial intermediary may invest in Class A shares without a sales charge.

Waivers of contingent deferred sales charges

Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Funds, their transfer agent, and financial intermediaries may not maintain this information. Please note that you or your financial intermediary will have to notify us at the time of redemption that the trade qualifies for such waiver. Class R, Institutional Class, Class R6, and Class Y shares do not have CDSCs so they are not included in the list below. Please also see the “Shareholder fees” table in the Fund summary and “Choosing a share class” for more information about applicable CDSCs. Your financial intermediary may offer waivers for certain account types or programs that may be different than what is noted below. See the “Broker-defined sales charge waiver policies” section or contact your financial intermediary for information on program availability.

CDSCs for Class A and Class C shares may be waived under the following circumstances, except as noted otherwise:

•
Redemptions in accordance with a systematic withdrawal plan: Redemptions in accordance with a systematic withdrawal plan, provided the annual amount selected to be withdrawn under the plan does not exceed 12% of the value of the account on the date that the systematic withdrawal plan was established or modified.

•
Redemptions that result from the right to liquidate a shareholder's account: Redemptions that result from the right to liquidate a shareholder's account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

•
Section 401(a) qualified retirement plan distributions: Distributions to participants or beneficiaries from a retirement plan trading on a recordkeeping platform qualified under Section 401(a) of the Internal Revenue Code.

•
Section 401(a) qualified retirement plan redemptions: Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan trading on a recordkeeping platform qualified under Section 401(a) of the Internal Revenue Code with respect to that retirement plan.

•
Periodic distributions or systematic withdrawals from a retirement account or qualified plan: Periodic distributions or systematic withdrawals from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, and Coverdell ESA) or a qualified plan1 (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans) not subject to a penalty under Section 72(t)(2)(A) of the Internal Revenue Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Internal Revenue Code.

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Returns of excess contributions due to any regulatory limit: Returns of excess contributions due to any regulatory limit from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, and Coverdell ESA) or a qualified plan1 (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans).

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Distributions by other employee benefit plans: Distributions by other employee benefit plans to pay benefits.

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Distributions from an account of a redemption resulting from death or disability: Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Internal Revenue Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

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Redemptions by certain legacy retirement assets: Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.

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Redemptions in connection with a fund liquidation: Redemptions subsequent to the fund liquidation notice to shareholders.

1 Qualified plans that are fully redeemed at the direction of the plan's fiduciary may be subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

Certain existing investors or programs sponsored by certain intermediaries that were eligible for waivers of CDSCs may continue to be eligible for those waivers of CDSCs.

How to buy shares

Through your financial intermediary

Your financial intermediary (if applicable) can handle all the details of purchasing shares, including opening an account. Your financial intermediary may charge you a separate fee for this service.

Through the Macquarie Funds Service Center

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Macquarie Funds at P.O. Box 534437, Pittsburgh, PA 15253-4437 for investments by regular mail or Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check. Purchase orders will not be accepted at any other address.

Please note that purchase orders submitted by mail will not be considered received until such purchase orders arrive at Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 and are determined to be in good order. For a purchase request to be in “good order,” you must provide the name of the Macquarie Fund in which you are investing, your account registration/number (if you are an existing shareholder), and the total number of shares or dollar amount of the shares to be purchased, along with meeting any requirements set forth in applicable forms, this Prospectus, or the SAI. The Funds do not consider the US Postal Service or other independent delivery services to be their agent. Therefore, deposits in the mail or with such services or receipt at the Funds' post office box, of purchase orders, do not constitute receipt by the Funds or their agent. Please note that the Funds reserve the right to reject any purchase.

By wire

Ask your bank to wire the amount you want to invest to The Bank of New York Mellon, ABA #011001234, bank account #000073-6910. Include your account number, the name of the fund, registered account name, and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call the Macquarie Funds Service Center at 800 523-1918 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Macquarie Funds for shares of other Macquarie Funds. Please keep in mind, however, that under most circumstances you may exchange between like classes of shares only. To open an account by exchange, call the Macquarie Funds Service Center at 800 523-1918.

About your account

Through automated shareholder services

Eligible accounts may purchase or exchange shares through our automated telephone service or through our website, macquarie.com/USfunds. For more information about your eligibility and how to sign up for these services, call the Macquarie Funds Service Center at 800 523-1918.

Calculating share price

The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00pm ET), you will pay that day's closing Fund share price, which is based on the Fund's NAV. If the NYSE has an unscheduled early close, we will continue to accept your order until that day's scheduled close of the NYSE and you will pay that day's closing Fund share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next Business Day's closing Fund share price. A “Business Day” is any day that the NYSE is open for business. We reserve the right to reject any purchase order.

We determine the NAV per share for each class of a Macquarie Fund at the close of regular trading on the NYSE on each Business Day (normally 4:00pm ET). A Fund does not calculate its NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, a Fund's closing share price would still be determined as of that day's regularly scheduled close of the NYSE. The NAV per share for each class of a fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem fund shares because foreign markets are open at times and on days when US markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. Pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size. While a Fund does not seek to purchase odd lots as a general rule, a Fund may from time to time trade in smaller “odd lot” sizes. Odd lots typically trade at lower prices than institutional round lot trades. Over certain time periods, such differences could materially impact the performance of a fund that holds odd lots. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market values.

Fair valuation

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be considered readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940 (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated the Manager as the valuation designee (Valuation Designee) for each Fund to perform the fair value determination relating to all applicable Fund investments. The Manager has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and the Manager may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Subject to its oversight, the Valuation Designee may value Fund securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, Pricing Sources).

When the Valuation Designee uses fair value pricing, the Valuation Designee may take into account any factors it deems appropriate. For example, the Valuation Designee may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in US futures markets), and/or US sector or broad stock market indices. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

A Fund may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-U.S.) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities.

Fair value prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security could be materially different than the value that could be realized upon the sale of that security.

Retirement plans

In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, the Funds may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how the Funds can play an important role in your retirement planning or for details about group plans, please consult your financial intermediary, or call the Macquarie Funds Service Center at 800 523-1918.

Document delivery

To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of a fund's financial reports and prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call the Macquarie Funds Service Center at 800 523-1918. At any time you may view current prospectuses and financial reports on our website.

Inactive accounts

Please note that if your account is deemed to be unclaimed or abandoned under applicable state law, a Fund may be required to transfer (or “escheat”) the assets in that account to the appropriate state. Some states may sell escheated shares, in which case a shareholder may only be able to recover the amount received when the shares were sold. For shareholders that invest through retirement accounts, the escheatment will be treated as a taxable distribution and federal and any applicable state income tax may be withheld. Each Fund, its Board, and the Fund's transfer agent will not be liable to shareholders for good faith compliance with state unclaimed or abandoned property laws. To avoid these outcomes and protect their property, shareholders that invest in a Fund through an account held directly with the Fund's transfer agent are encouraged to routinely confirm that the mailing address on their account is current and valid and contact the transfer agent at least once a year by mail, by phone at 800 523-1918, or by logging into their account.

How to redeem shares

Under normal circumstances, each Fund typically meets redemption requests through its holdings of cash or cash equivalents, the sale of portfolio assets, and/or its ability to redeem in kind (when applicable). During stressed market conditions, the Funds may use lines of credit to meet redemption requests.

Availability of these services may be limited by your financial intermediary and by the way your account is registered with Macquarie Funds.

When you send us a completed request in good order to redeem or exchange shares and the request is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00pm ET), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. If the NYSE has an unscheduled early close, we will continue to accept your order until that day's scheduled close of the NYSE and you will receive that day's closing Fund share price. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. If you purchased your shares by check, those shares are subject to a 15-day hold to ensure your check has cleared. Redemption requests for shares still subject to the hold may be rejected with instructions to resubmit at the conclusion of the holding period.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement ensures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

Redemption proceeds will be distributed promptly, but not later than seven days after receipt of a redemption request (except as noted above). For direct transactions, redemption proceeds are typically paid the next Business Day after receipt of the redemption request. Redemptions submitted by financial

About your account

intermediaries typically settle between one and three Business Days after receipt, depending on the settlement cycle requested by the financial intermediary. Settlement could be extended as a result of various factors, including but not limited to redemption amount or other market conditions. Please see the SAI for additional information.

Through your financial intermediary

Your financial intermediary (if applicable) can handle all the details of redeeming your shares (selling them back to a Fund). Your financial intermediary may charge you a separate fee for this service.

Through the Macquarie Funds Service Center

By mail

You may redeem your shares by mail by writing to: Macquarie Funds at P.O. Box 534437, Pittsburgh, PA 15253-4437 for redemption requests by regular mail or Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 for redemption requests by overnight courier service. Redemption requests will not be accepted at any other address. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a medallion signature guarantee for each owner. Medallion signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account. Please contact the Macquarie Funds Service Center at 800 523-1918 for more information about the medallion signature guarantee requirements.

Please note that redemption orders submitted by mail will not be considered received until such redemption orders arrive at Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 and are determined to be in good order. For a redemption request to be in “good order,” you must provide the name of the Macquarie Fund whose shares you are redeeming, your account number, account registration, and the total number of shares or dollar amount of the transaction. Redemption requests must be signed by the record owner(s) exactly as the shares are registered, along with meeting any requirements set forth in applicable forms, this Prospectus, or the SAI. The Funds do not consider the US Postal Service or other independent delivery services to be their agent. Therefore, redemption requests placed in the mail or with such services or receipt at the Funds' post office box, of redemption requests, do not constitute receipt by a Fund or the transfer agent.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you in the following ways:

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By check — Sent to your address of record, provided there has not been an address change in the last 30 days.

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By wire — Sent directly to your bank by wire, if you redeem at least $1,000 of shares. If you request a wire transfer, a bank wire fee may be deducted from your proceeds.

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By ACH — Sent via Automated Clearing House (ACH), subject to a $25 minimum.

Bank information must be on file before you request a wire or ACH redemption. Your bank may charge a fee for these services.

Through automated shareholder services

Eligible accounts may redeem shares through our automated telephone service or through our website, macquarie.com/USfunds. For more information about your eligibility and how to sign up for these services, call the Macquarie Funds Service Center at 800 523-1918.

Redemptions-in-kind

The Funds have reserved the right to pay for redemptions with portfolio securities under certain conditions. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions and taxable gains (if such investment was held in a taxable account). Investors bear market risks until securities are sold for cash. See the SAI for more information on redemptions-in-kind.

Low balance accounts

For Class A and Class C shares, if you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts, or accounts with automatic investment plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum.

For Class R, Institutional Class, Class R6, and Class Y shares, if you redeem shares and your account balance falls below $500, your shares may be redeemed after 60 days' written notice to you.

If your account is not at the minimum for low balance purposes by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance, or it may be redeemed after 60 days' written notice to you. Any CDSC that would otherwise be applicable will not apply to such a redemption.

Certain accounts held in omnibus, advisory, or asset-allocation programs or programs offered by certain intermediaries may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

If the applicable account falls below the minimum due to market fluctuation, a Fund still reserves the right to liquidate the account.

Investor services

To help make investing with us as easy as possible, and to help you build your investments, we offer the investor services described below. Information about the investor services we offer is available free of charge on the Macquarie Funds website at macquarie.com/USfunds, including hyperlinks to relevant information in fund offering documents. Availability of these services may be limited by the way your account is registered with Macquarie Funds.

Online account access

Online account access is a password-protected area of the Macquarie Funds website that gives you access to your account information and allows you to perform transactions in a secure Internet environment.

Electronic delivery

With Macquarie Funds eDelivery, you can receive your fund documents electronically instead of via US mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure Internet environment at any time.

Automatic investment plan

The automatic investment plan allows you to make regular monthly or quarterly investments directly from your bank account.

Direct deposit

With direct deposit, you can make additional investments through payroll deductions, recurring government or private payments such as Social Security, or direct transfers from your bank account.

Systematic exchange option

With the systematic exchange option, you can arrange automatic monthly exchanges between your shares in one or more Macquarie Funds. These exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend reinvestment plan

Through the dividend reinvestment plan, you can have your distributions reinvested in your account or the same share class in another Macquarie Fund. The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchange of shares

You may generally exchange all or part of your shares for shares of the same class of another Macquarie Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a fund that does not have a sales charge, you will pay any applicable sales charge on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager's judgment, a fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected. Please note that depending on the financial intermediary holding your account, this policy may be unavailable or differ from those described in this Prospectus.

About your account

Except as otherwise noted, if you hold Class Y shares of a Fund, you are permitted to exchange all or part of your Class Y shares only for Class Y shares of other Macquarie Funds or, if Class Y shares are not available for a particular fund, for the Class A shares of such fund. You will pay any applicable sales charge on your new shares unless eligible to purchase shares at NAV. Contact your plan sponsor, plan fiduciary or other financial intermediary for information about exchanging your shares.

On demand service

The on demand service allows you or your financial advisor to transfer money between your Fund account and your predesignated bank account by telephone request. There is a minimum transfer of $25 and a maximum transfer of $100,000. Macquarie Asset Management does not charge a fee for this service; however, your bank may assess one.

Direct deposit service

Through the direct deposit service, you can have $25 or more in dividends and distributions deposited directly into your bank account. Macquarie Asset Management does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic withdrawal plan

You can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through the direct deposit service.

The applicable Limited CDSC for Class A shares and the CDSC for Class C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan.

Right to discontinue offering shares and/or to merge or liquidate a share class

To the extent authorized by law, each Fund reserves the right to discontinue offering shares at any time and/or to merge or liquidate a share class, such as in response to shareholder redemptions of substantially or all shares in a class. For any blocked accounts involving a liquidating fund, a shareholder's account may be moved into Macquarie Ultrashort Fund if no instruction is given upon receipt of a fund's pending liquidation.

Frequent trading of Fund shares (market timing and disruptive trading)

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Funds and their shareholders, such as market timing and disruptive trading. The Funds will consider anyone who follows a pattern of market timing in any Macquarie Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “round trips” — that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term round trip is considered any redemption of fund shares within 20 Business Days of a purchase of that fund's shares. If you make a second such short-term round trip in a fund within 90 rolling calendar days of a previous short-term round trip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Funds consider short-term round trips to include rapid purchases and sales of Fund shares through the exchange privilege. The Funds reserve the right to consider other trading patterns to be market timing.

Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, the Funds will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds' market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

Redemptions will continue to be permitted in accordance with the Funds' then-current prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund's monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, the Funds seek to make judgments and applications that are consistent with the interests of each Fund's shareholders. While the Funds will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, a Fund's market timing policy does not require the Fund to take action in response to frequent trading activity. If a Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, shareholders who engage in rapid purchases and sales or exchanges of the Funds' shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund's performance, if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

Any fund may be subject to disruptive trading activity. However, a fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00pm ET or the close of the NYSE). Developments that occur between the closing of the foreign market and a fund's NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds' market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; US Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar-cost-averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds' monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, the Funds' ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the ability and/or willingness of such intermediaries to monitor for these activities. To the extent that a financial intermediary is not able or willing to monitor or enforce the Funds' frequent trading policy with respect to an omnibus account, the Funds' transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts, and bank trust companies) to apply their own procedures, provided that the Funds' transfer agent believes the intermediary's procedures are reasonably designed to enforce the Funds' frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Funds' transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. There is no assurance that the information received by the Funds from a financial intermediary will be sufficient to effectively detect or deter excessive trading in omnibus accounts. If the Funds' transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary's ability to transact in Fund shares, or restrict individual trading activity as applicable.

About your account

Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and Distributions

Each Fund intends to qualify each year as a RIC under the Internal Revenue Code. As a RIC, a Fund generally pays no federal income tax on the income and gains it distributes to you. Usually, a Fund distributes net investment income at the following times:

Annually in December: Macquarie Core Equity Fund, Macquarie Climate Solutions Fund, Macquarie Global Growth Fund, Macquarie International Core Equity Fund, Macquarie Healthcare Fund, Macquarie Large Cap Growth Fund, Macquarie Mid Cap Growth Fund, Macquarie Natural Resources Fund, Macquarie Science and Technology Fund, Macquarie Small Cap Growth Fund and Macquarie Systematic Emerging Markets Equity Fund.

Quarterly in March, June, September and December: Macquarie Asset Strategy Fund, Macquarie Balanced Fund, Macquarie Mid Cap Income Opportunities Fund, Macquarie Smid Cap Core Fund and Macquarie Real Estate Securities Fund.

Declared monthly and paid monthly: Macquarie Global Bond Fund.

Declared daily and paid monthly: Macquarie High Income Fund.

Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual statements

Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in October, November or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid “buying a dividend”

At the time you purchase your Fund shares, a Fund's NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax considerations

Fund distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain tax rates provided certain holding period requirements are met. Because the income of the fixed income Funds is primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by such a Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates. Money market funds do not anticipate realizing any long-term capital gains. None of the money market funds' income dividends will be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain tax rates.

The use of derivatives by the Funds may cause a Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Additionally, other rules applicable to derivative contracts may accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund's securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Macquarie Fund is the same as a sale. The Funds are required to report to you and the Internal Revenue Service (IRS) annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis of Fund shares you sell or redeem that were purchased or acquired on or after January 1, 2012 (“covered shares”). Cost basis will be calculated using the Funds' default method, unless you instruct a Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial intermediary or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected. Additional information and updates regarding cost basis reporting and available shareholder elections will be on the Macquarie Funds website at macquarie.com/USfunds as the information becomes available.

Medicare tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person's “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.

State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-US investors. Non-US investors may be subject to US withholding tax at a 30% or lower treaty rate and US estate tax and are subject to special US tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from US withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, if any, interest-related dividends paid by the Fund from its qualified net interest income from US sources and short-term capital gain dividends, if such amounts are reported by a Fund. However, notwithstanding such exemptions from US withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a US person.

Other reporting and withholding requirements. Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the US Department of the Treasury of US-owned foreign investment accounts. After December 31, 2018, FATCA withholding would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Investments in a Subsidiary. A US person, including a Fund, who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock of 10% or more of the total value of shares of all classes of stock of a foreign corporation is a “US Shareholder” for purposes of the controlled foreign corporation (CFC) provisions of the Internal Revenue Code. A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by US Shareholders. Because of their investments in Subsidiaries, certain Funds (as described in this Prospectus) are US Shareholders in a CFC. As a US Shareholder, a Fund is required to include in gross income for US federal income tax purposes for each taxable year of the Fund its pro rata share of its CFC's “Subpart F” income (discussed further below) and any GILTI for the CFC's taxable year ending within the Fund's taxable year whether or not such income is actually distributed by the CFC. GILTI generally includes the active operating profits of the CFC, reduced by a deemed return on the tax basis of the CFC's depreciable tangible assets.

About your account

A Fund may gain most of its exposure to the Partnership Investments through its investment in a Subsidiary. A Fund's investment in a Subsidiary is expected to provide the Fund with exposure to the Partnership Investments within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Internal Revenue Code) and GILTI (defined in Section 951A of the Internal Revenue Code) of a Fund attributable to its investment in a Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund's business of investing in stock, securities or currencies. A Fund expects its “Subpart F” income and GILTI attributable to its investment in its Subsidiary to be derived with respect to the Fund's business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Adviser will carefully monitor a Fund's investments in its Subsidiary to ensure that no more than 25% of the Fund's assets are invested in the Subsidiary in order to comply with the diversification requirements under Subchapter M of the Internal Revenue Code applicable to the Funds.

Subpart F income and GILTI are treated as ordinary income, regardless of the character of the CFC's underlying income. Net losses incurred by a CFC during a tax year do not flow through to a Fund and thus will not be available to offset income or capital gain generated from the Fund's other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years. To the extent a Fund invests in a Subsidiary and recognizes “Subpart F” income or GILTI in excess of actual cash distributions from the Subsidiary, if any, it may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level. “Subpart F” income also includes the excess of gains over losses from transactions (including futures, forward and other similar transactions) in commodities.

A Fund's recognition of any “Subpart F” income or GILTI from an investment in its Subsidiary will increase the Fund's tax basis in the Subsidiary. Distributions by a Subsidiary to a Fund, including in redemption of the Subsidiary's shares, will be tax free, to the extent of the Subsidiary's previously undistributed “Subpart F” income or GILTI, and will correspondingly reduce the Fund's tax basis in the Subsidiary, and any distributions in excess of the Fund's tax basis in the Subsidiary will be treated as realized gain. Any losses with respect to a Fund's shares of its Subsidiary will not be currently recognized. A Fund's investment in its Subsidiary will potentially have the effect of accelerating the Fund's recognition of income and causing its income to be treated as ordinary income, regardless of the character of the Subsidiary's income. If a net loss is realized by a Subsidiary, such loss is generally not available to offset the income earned by a Fund. In addition, the net losses incurred during a taxable year by a Subsidiary cannot be carried forward by such Subsidiary to offset gains realized by it in subsequent taxable years. A Fund will not receive any credit in respect of any non-US tax borne by its Subsidiary.

In addition, certain of a Fund's investments, such as Partnership Investments, when made directly, may not produce qualifying income to the Fund. To the extent a Fund invests in Partnership Investments, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income). If a Fund fails to qualify as a RIC and to avail itself of certain relief provisions, it would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the SAI for a more detailed discussion, including the availability of certain relief provisions for certain failures by the Fund to qualify as a RIC.

Subsidiary Tax Risk. Certain Funds may gain most of their exposure to Partnership Investments through investment in a Subsidiary, which invests directly in Partnership Investments. In order for a Fund to qualify as a RIC under the Internal Revenue Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test”, which is described in more detail in the section titled “Distributions and Taxes” in the SAI. A Fund's investment in a Subsidiary is expected to provide the Fund with exposure to the Partnership Investments within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Internal Revenue Code to include passive income) and any global intangible low-taxed income (GILTI) (defined in Section 951A of the Internal Revenue Code) of a Fund attributable to its investment in its Subsidiary is expected to be “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund's business of investing in stock, securities or currencies. Each Fund expects its “Subpart F” income and GILTI attributable to its investment in a Subsidiary to be derived with respect to the Fund's business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income and GILTI attributable to its investment in its Subsidiary to be treated as “qualifying income.” The Adviser will monitor each Fund's investments in its respective Subsidiary to ensure that no more than 25% of a Fund's assets are invested in its Subsidiary to comply with the fund asset diversification test, as described in more detail in the Funds' SAI.

In addition, certain of a Fund's Partnership Investments when made directly may not produce qualifying income to the Fund for purposes of satisfying the qualifying income test (as described in the SAI), which must be met in order for the Fund to maintain its status as a RIC under the Internal Revenue Code. To the extent a Fund invests in Partnership Investments directly, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Internal Revenue Code. However, a Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which a Fund directly or indirectly invests in Partnership Investments may be limited by the qualifying income and asset diversification tests, which a Fund must continue to satisfy to maintain its status as a RIC. If a Fund fails to qualify as a RIC for any year and these relief provisions are not available, all of its taxable income will be subject to tax at the 21% regular corporate rate without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and lower tax rates on qualified dividend income for individual shareholders. If a Fund were to fail to qualify as a RIC in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Under certain circumstances, a Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant fund-level taxes and may be forced to dispose of certain assets. If a Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. Please see the SAI for a more detailed discussion, including the availability of certain relief provisions for certain failures by a Fund to qualify as a RIC.

If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed, which could reduce the amount available to be distributed to shareholders and have a negative effect on the shareholder's investment in the Fund. The tax treatment of certain Partnership Investments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of a Fund's taxable income or gains and distributions.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles

The Funds may accept investments from funds of funds, as well as from similar investment vehicles, such as 529 Plans and asset allocation models. A “529 Plan” is a college savings program that operates under Section 529 of the Internal Revenue Code. Asset allocation models include the Macquarie Funds Premier Advisor Platform, which offers asset allocation models using a mix of Macquarie Funds. From time to time, a Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

Financial highlights

The financial highlights tables are intended to help you understand the financial performance of the Funds for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). On April 30, 2021, Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited's US asset management business, acquired the investment management business of Waddell & Reed Financial, Inc., including Ivy Investment Management Company, the prior investment manager of the Funds of the Ivy Funds trust. The performance shown from before April 30, 2021 for those Funds are from such Funds' prior investment manager. The information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Funds' financial statements, are available upon request by calling 800 523-1918, and are also available on the Funds' website and are included in the Funds' Forms N-CSR filed with the SEC.

Macquarie Asset Strategy Fund

	Year ended
Class A shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.66		$18.60		$23.05	$24.45	$17.41
Income (loss) from investment operations:
Net investment income[1]	0.36	[2]	0.45	[2]	0.32	0.29	0.29
Net realized and unrealized gain (loss)	1.04		3.23		(1.53)	1.12	7.39
Payment by affiliates	—	[3]	—		—	—	—
Total from investment operations	1.40		3.68		(1.21)	1.41	7.68
Less dividends and distributions from:
Net investment income	(0.34)		(0.62)		(0.27)	(0.55)	(0.39)
Net realized gain	(1.28)		—		(2.97)	(2.26)	(0.25)
Total dividends and distributions	(1.62)		(0.62)		(3.24)	(2.81)	(0.64)

Capital contribution by affiliates	—	[3]	—		—	—	—
Net asset value, end of period	$21.44		$21.66		$18.60	$23.05	$24.45
Total return[4]	6.41%	[2,3]	20.14%	[2]	(4.79% )	5.33% [5]	44.79%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,232,911		$1,327,361		$1,259,211	$1,531,209	$1,601 [6]
Ratio of expenses to average net assets[7]	1.11%		1.05%		1.15%	1.11%	1.07%
Ratio of expenses to average net assets prior to fees waived[7]	1.11%		1.05%		1.15%	1.11%	1.07%
Ratio of net investment income to average net assets	1.61%		2.29%		1.61%	1.16%	1.33%
Ratio of net investment income to average net assets prior to fees waived	1.61%		2.29%		1.61%	1.16%	1.33%
Portfolio turnover	67%		54%		74%	33%	40%

[1]	Calculated using average shares outstanding.
[2]

Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.03 and $0.07 and total return by 0.14% and 0.38% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[3]

Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Asset Strategy Fund

	Year ended
Class C shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.54		$16.84		$21.25	$22.75	$16.24
Income (loss) from investment operations:
Net investment income[1]	0.17	[2]	0.28	[2]	0.11	0.08	0.13
Net realized and unrealized gain (loss)	0.95		2.91		(1.44)	1.05	6.87
Payment by affiliates	—	[3]	—		—	—	—
Total from investment operations	1.12		3.19		(1.33)	1.13	7.00
Less dividends and distributions from:
Net investment income	(0.21)		(0.49)		(0.11)	(0.37)	(0.24)
Net realized gain	(1.28)		—		(2.97)	(2.26)	(0.25)
Total dividends and distributions	(1.49)		(0.49)		(3.08)	(2.63)	(0.49)

Capital contribution by affiliates	—	[3]	—		—	—	—
Net asset value, end of period	$19.17		$19.54		$16.84	$21.25	$22.75
Total return[4]	5.65%	[2,3]	19.26%	[2]	(5.80% )	4.49% [5]	43.70%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,469		$37,710		$48,216	$89,955	$146 [6]
Ratio of expenses to average net assets[7]	1.86%		1.80%		2.18%	1.92%	1.86%
Ratio of expenses to average net assets prior to fees waived[7]	1.86%		1.80%		2.18%	1.92%	1.86%
Ratio of net investment income to average net assets	0.87%		1.58%		0.58%	0.35%	0.63%
Ratio of net investment income to average net assets prior to fees waived	0.87%		1.58%		0.58%	0.35%	0.63%
Portfolio turnover	67%		54%		74%	33%	40%

[1]	Calculated using average shares outstanding.
[2]

Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.03 and $0.06 and total return by 0.15% and 0.36% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[3]

Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Asset Strategy Fund

	Year ended
Institutional Class shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.17		$19.01		$23.48	$24.85	$17.68
Income (loss) from investment operations:
Net investment income[1]	0.42	[2]	0.51	[2]	0.38	0.36	0.35
Net realized and unrealized gain (loss)	1.08		3.31		(1.57)	1.14	7.51
Payment by affiliates	—	[3]	—		—	—	—
Total from investment operations	1.50		3.82		(1.19)	1.50	7.86
Less dividends and distributions from:
Net investment income	(0.40)		(0.66)		(0.31)	(0.61)	(0.44)
Net realized gain	(1.28)		—		(2.97)	(2.26)	(0.25)
Total dividends and distributions	(1.68)		(0.66)		(3.28)	(2.87)	(0.69)

Capital contribution by affiliates	—	[3]	—		—	—	—
Net asset value, end of period	$21.99		$22.17		$19.01	$23.48	$24.85
Total return[4]	6.69%	[2,3]	20.49%	[2]	(4.58% )	5.59% [5]	45.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$340,532		$358,336		$393,751	$597,362	$713 [6]
Ratio of expenses to average net assets[7]	0.86%		0.80%		0.90%	0.88%	0.83%
Ratio of expenses to average net assets prior to fees waived[7]	0.86%		0.80%		0.90%	0.88%	0.83%
Ratio of net investment income to average net assets	1.86%		2.56%		1.86%	1.39%	1.59%
Ratio of net investment income to average net assets prior to fees waived	1.86%		2.56%		1.86%	1.39%	1.59%
Portfolio turnover	67%		54%		74%	33%	40%

[1]	Calculated using average shares outstanding.
[2]

Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.03 and $0.07 and total return by 0.14% and 0.37% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[3]

Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Asset Strategy Fund

	Year ended
Class R6 shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.23		$19.08		$23.55	$24.92	$17.73
Income (loss) from investment operations:
Net investment income[1]	0.45	[2]	0.51	[2]	0.41	0.40	0.37
Net realized and unrealized gain (loss)	1.08		3.32		(1.56)	1.14	7.54
Payment by affiliates	—	[3]	—		—	—	—
Total from investment operations	1.53		3.83		(1.15)	1.54	7.91
Less dividends and distributions from:
Net investment income	(0.42)		(0.68)		(0.35)	(0.65)	(0.47)
Net realized gain	(1.28)		—		(2.97)	(2.26)	(0.25)
Total dividends and distributions	(1.70)		(0.68)		(3.32)	(2.91)	(0.72)

Capital contribution by affiliates	—	[3]	—		—	—	—
Net asset value, end of period	$22.06		$22.23		$19.08	$23.55	$24.92
Total return[4]	6.80%	[2,3]	20.45%	[2]	(4.39% )	5.73% [5]	45.35%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,142		$20,788		$17,914	$16,520	$19 [6]
Ratio of expenses to average net assets[7]	0.76%		0.77%		0.77%	0.72%	0.67%
Ratio of expenses to average net assets prior to fees waived[7]	0.76%		0.77%		0.77%	0.72%	0.67%
Ratio of net investment income to average net assets	1.96%		2.56%		1.99%	1.56%	1.62%
Ratio of net investment income to average net assets prior to fees waived	1.96%		2.56%		1.99%	1.56%	1.62%
Portfolio turnover	67%		54%		74%	33%	40%

[1]	Calculated using average shares outstanding.
[2]

Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.03 and $0.07 and total return by 0.13% and 0.37% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[3]

Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Asset Strategy Fund

	Year ended
Class R shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.23		$18.24		$22.68	$24.09	$17.17
Income (loss) from investment operations:
Net investment income[1]	0.29	[2]	0.39	[2]	0.25	0.20	0.22
Net realized and unrealized gain (loss)	1.03		3.18		(1.51)	1.11	7.27
Payment by affiliates	—	[3]	—		—	—	—
Total from investment operations	1.32		3.57		(1.26)	1.31	7.49
Less dividends and distributions from:
Net investment income	(0.29)		(0.58)		(0.21)	(0.46)	(0.32)
Net realized gain	(1.28)		—		(2.97)	(2.26)	(0.25)
Total dividends and distributions	(1.57)		(0.58)		(3.18)	(2.72)	(0.57)

Capital contribution by affiliates	—	[3]	—		—	—	—
Net asset value, end of period	$20.98		$21.23		$18.24	$22.68	$24.09
Total return[4]	6.16%	[2,3]	19.88%	[2]	(5.10% )	4.98% [5]	44.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,596		$21,732		$20,073	$23,787	$28 [6]
Ratio of expenses to average net assets[7]	1.36%		1.30%		1.47%	1.46%	1.42%
Ratio of expenses to average net assets prior to fees waived[7]	1.36%		1.30%		1.47%	1.46%	1.42%
Ratio of net investment income to average net assets	1.36%		2.04%		1.29%	0.81%	1.02%
Ratio of net investment income to average net assets prior to fees waived	1.36%		2.04%		1.29%	0.81%	1.02%
Portfolio turnover	67%		54%		74%	33%	40%

[1]	Calculated using average shares outstanding.
[2]

Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.03 and $0.07 and total return by 0.14% and 0.38% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[3]

Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Asset Strategy Fund

	Year ended
Class Y shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.77		$18.69		$23.14	$24.53	$17.47
Income (loss) from investment operations:
Net investment income[1]	0.36	[2]	0.45	[2]	0.33	0.30	0.30
Net realized and unrealized gain (loss)	1.05		3.25		(1.53)	1.12	7.40
Payment by affiliates	—	[3]	—		—	—	—
Total from investment operations	1.41		3.70		(1.20)	1.42	7.70
Less dividends and distributions from:
Net investment income	(0.34)		(0.62)		(0.28)	(0.55)	(0.39)
Net realized gain	(1.28)		—		(2.97)	(2.26)	(0.25)
Total dividends and distributions	(1.62)		(0.62)		(3.25)	(2.81)	(0.64)

Capital contribution by affiliates	—	[3]	—		—	—	—
Net asset value, end of period	$21.56		$21.77		$18.69	$23.14	$24.53
Total return[4]	6.42%	[2,3]	20.15%	[2]	(4.72% )	5.35% [5,6]	44.75% [6]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$75,188		$81,385		$78,829	$96,913	$109 [7]
Ratio of expenses to average net assets[8]	1.11%		1.05%		1.11%	1.09%	1.07%
Ratio of expenses to average net assets prior to fees waived[8]	1.11%		1.05%		1.11%	1.11%	1.08%
Ratio of net investment income to average net assets	1.61%		2.30%		1.65%	1.17%	1.36%
Ratio of net investment income to average net assets prior to fees waived	1.61%		2.30%		1.65%	1.15%	1.35%
Portfolio turnover	67%		54%		74%	33%	40%

[1]	Calculated using average shares outstanding.
[2]

Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.03 and $0.07 and total return by 0.14% and 0.37% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[3]

Payment by affiliates and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Balanced Fund

	Year ended
Class A shares	3/31/25	3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.02	$18.85		$25.53	$27.29	$20.43
Income (loss) from investment operations:
Net investment income[1]	0.32	0.26		0.21	0.12	0.24
Net realized and unrealized gain (loss)	1.10	3.36	[2]	(2.06)	1.28	8.38
Total from investment operations	1.42	3.62		(1.85)	1.40	8.62
Less dividends and distributions from:
Net investment income	(0.23)	(0.45)		(0.15)	(0.12)	(0.28)
Net realized gain	—	—		(4.68)	(3.04)	(1.48)
Total dividends and distributions	(0.23)	(0.45)		(4.83)	(3.16)	(1.76)
Net asset value, end of period	$23.21	$22.02		$18.85	$25.53	$27.29
Total return[3]	6.48% [4]	19.36%	[2,4]	(6.71% )	4.57%	42.81%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,080,933	$1,140,285		$1,102,496	$1,485,004	$1,509 [5]
Ratio of expenses to average net assets[6]	1.05%	1.06%		1.10%	1.04%	1.07%
Ratio of expenses to average net assets prior to fees waived[6]	1.08%	1.07%		1.10%	1.04%	1.07%
Ratio of net investment income to average net assets	1.40%	1.30%		0.97%	0.44%	0.95%
Ratio of net investment income to average net assets prior to fees waived	1.37%	1.29%		0.97%	0.44%	0.95%
Portfolio turnover	76%	73%		82%	94%	52%

[1]	Calculated using average shares outstanding.
[2]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Balanced Fund

	Year ended
Class C shares	3/31/25	3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.60	$18.49		$25.21	$26.98	$20.24
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.11		0.01	(0.09)	0.06
Net realized and unrealized gain (loss)	1.07	3.29	[2]	(2.03)	1.25	8.30
Total from investment operations	1.22	3.40		(2.02)	1.16	8.36
Less dividends and distributions from:
Net investment income	(0.10)	(0.29)		(0.02)	—	(0.14)
Net realized gain	—	—		(4.68)	(2.93)	(1.48)
Total dividends and distributions	(0.10)	(0.29)		(4.70)	(2.93)	(1.62)
Net asset value, end of period	$22.72	$21.60		$18.49	$25.21	$26.98
Total return[3]	5.66% [4]	18.44%	[2,4]	(7.53% )	3.77%	41.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$34,221	$43,118		$63,537	$117,058	$183 [5]
Ratio of expenses to average net assets[6]	1.80%	1.81%		1.98%	1.82%	1.82%
Ratio of expenses to average net assets prior to fees waived[6]	1.83%	1.82%		1.98%	1.82%	1.82%
Ratio of net investment income (loss) to average net assets	0.65%	0.55%		0.06%	(0.34% )	0.23%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.62%	0.54%		0.06%	(0.34% )	0.23%
Portfolio turnover	76%	73%		82%	94%	52%

[1]	Calculated using average shares outstanding.
[2]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Balanced Fund

	Year ended
Institutional Class shares	3/31/25	3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.03	$18.86		$25.54	$27.29	$20.42
Income (loss) from investment operations:
Net investment income[1]	0.38	0.31		0.26	0.18	0.29
Net realized and unrealized gain (loss)	1.11	3.36	[2]	(2.06)	1.28	8.39
Total from investment operations	1.49	3.67		(1.80)	1.46	8.68
Less dividends and distributions from:
Net investment income	(0.28)	(0.50)		(0.20)	(0.17)	(0.33)
Net realized gain	—	—		(4.68)	(3.04)	(1.48)
Total dividends and distributions	(0.28)	(0.50)		(4.88)	(3.21)	(1.81)
Net asset value, end of period	$23.24	$22.03		$18.86	$25.54	$27.29
Total return[3]	6.76% [4]	19.63%	[2,4]	(6.52% )	4.82%	43.15%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$327,848	$375,021		$406,338	$745,878	$846 [5]
Ratio of expenses to average net assets[6]	0.80%	0.81%		0.88%	0.84%	0.86%
Ratio of expenses to average net assets prior to fees waived[6]	0.83%	0.82%		0.88%	0.84%	0.86%
Ratio of net investment income to average net assets	1.65%	1.55%		1.17%	0.64%	1.17%
Ratio of net investment income to average net assets prior to fees waived	1.62%	1.54%		1.17%	0.64%	1.17%
Portfolio turnover	76%	73%		82%	94%	52%

[1]	Calculated using average shares outstanding.
[2]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Balanced Fund

	Year ended
Class R6 shares	3/31/25	3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.09	$18.91		$25.60	$27.36	$20.47
Income (loss) from investment operations:
Net investment income[1]	0.40	0.32		0.29	0.22	0.33
Net realized and unrealized gain (loss)	1.11	3.38	[2]	(2.07)	1.27	8.40
Total from investment operations	1.51	3.70		(1.78)	1.49	8.73
Less dividends and distributions from:
Net investment income	(0.29)	(0.52)		(0.23)	(0.21)	(0.36)
Net realized gain	—	—		(4.68)	(3.04)	(1.48)
Total dividends and distributions	(0.29)	(0.52)		(4.91)	(3.25)	(1.84)
Net asset value, end of period	$23.31	$22.09		$18.91	$25.60	$27.36
Total return[3]	6.86% [4]	19.72%	[2,4]	(6.39% )	4.93%	43.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,678	$9,906		$9,291	$10,232	$11 [5]
Ratio of expenses to average net assets[6]	0.71%	0.76%		0.75%	0.70%	0.71%
Ratio of expenses to average net assets prior to fees waived[6]	0.74%	0.77%		0.75%	0.70%	0.71%
Ratio of net investment income to average net assets	1.74%	1.61%		1.33%	0.78%	1.30%
Ratio of net investment income to average net assets prior to fees waived	1.71%	1.60%		1.33%	0.78%	1.30%
Portfolio turnover	76%	73%		82%	94%	52%

[1]	Calculated using average shares outstanding.
[2]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Balanced Fund

	Year ended
Class R shares	3/31/25	3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.93	$18.78		$25.46	$27.22	$20.39
Income (loss) from investment operations:
Net investment income[1]	0.27	0.21		0.15	0.01	0.15
Net realized and unrealized gain (loss)	1.09	3.35	[2]	(2.05)	1.26	8.36
Total from investment operations	1.36	3.56		(1.90)	1.27	8.51
Less dividends and distributions from:
Net investment income	(0.19)	(0.41)		(0.10)	(0.01)	(0.20)
Net realized gain	—	—		(4.68)	(3.02)	(1.48)
Total dividends and distributions	(0.19)	(0.41)		(4.78)	(3.03)	(1.68)
Net asset value, end of period	$23.10	$21.93		$18.78	$25.46	$27.22
Total return[3]	6.23% [4]	19.04%	[2,4]	(6.97% )	4.15%	42.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,794	$9,503		$8,650	$10,852	$11 [5]
Ratio of expenses to average net assets[6]	1.30%	1.31%		1.38%	1.44%	1.45%
Ratio of expenses to average net assets prior to fees waived[6]	1.33%	1.32%		1.38%	1.44%	1.45%
Ratio of net investment income to average net assets	1.15%	1.05%		0.70%	0.04%	0.60%
Ratio of net investment income to average net assets prior to fees waived	1.12%	1.04%		0.70%	0.04%	0.60%
Portfolio turnover	76%	73%		82%	94%	52%

[1]	Calculated using average shares outstanding.
[2]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Balanced Fund

	Year ended
Class Y shares	3/31/25	3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.02	$18.85		$25.54	$27.29	$20.43
Income (loss) from investment operations:
Net investment income[1]	0.32	0.26		0.22	0.12	0.24
Net realized and unrealized gain (loss)	1.11	3.36	[2]	(2.07)	1.28	8.38
Total from investment operations	1.43	3.62		(1.85)	1.40	8.62
Less dividends and distributions from:
Net investment income	(0.23)	(0.45)		(0.16)	(0.11)	(0.28)
Net realized gain	—	—		(4.68)	(3.04)	(1.48)
Total dividends and distributions	(0.23)	(0.45)		(4.84)	(3.15)	(1.76)
Net asset value, end of period	$23.22	$22.02		$18.85	$25.54	$27.29
Total return[3]	6.51% [4]	19.35%	[2,4]	(6.71% )	4.59% [4]	42.81% [4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,168	$10,450		$10,194	$12,699	$16 [5]
Ratio of expenses to average net assets[6]	1.05%	1.06%		1.07%	1.04%	1.07%
Ratio of expenses to average net assets prior to fees waived[6]	1.08%	1.07%		1.07%	1.08%	1.10%
Ratio of net investment income to average net assets	1.40%	1.31%		1.01%	0.44%	0.97%
Ratio of net investment income to average net assets prior to fees waived	1.37%	1.30%		1.01%	0.40%	0.94%
Portfolio turnover	76%	73%		82%	94%	52%

[1]	Calculated using average shares outstanding.
[2]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Core Equity Fund

	Year ended
Class A shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$17.11	$14.69	$18.10	$18.01	$11.73
Income (loss) from investment operations:
Net investment income[1]	0.04	0.03	0.05	0.04	0.06
Net realized and unrealized gain (loss)	1.46	4.29	(1.36)	2.56	6.65
Total from investment operations	1.50	4.32	(1.31)	2.60	6.71
Less dividends and distributions from:
Net investment income	(0.03)	(0.06)	(0.08)	(0.09)	(0.04)
Net realized gain	(2.11)	(1.84)	(2.02)	(2.42)	(0.39)
Total dividends and distributions	(2.14)	(1.90)	(2.10)	(2.51)	(0.43)
Net asset value, end of period	$16.47	$17.11	$14.69	$18.10	$18.01
Total return[2]	7.94% [3]	31.18% [3]	(6.71%) [3]	13.88%	57.58%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,633,516	$2,846,374	$2,574,630	$3,424,139	$3,411 [4]
Ratio of expenses to average net assets[5]	0.99%	1.00%	1.00%	0.97%	1.00%
Ratio of expenses to average net assets prior to fees waived[5]	1.01%	1.00%	1.03%	0.97%	1.00%
Ratio of net investment income to average net assets	0.20%	0.18%	0.32%	0.19%	0.36%
Ratio of net investment income to average net assets prior to fees waived	0.18%	0.18%	0.29%	0.19%	0.36%
Portfolio turnover	24%	35%	37%	36%	49%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Core Equity Fund

	Year ended
Class C shares	3/31/25		3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$12.34		$11.09	$14.27	$14.65	$9.63
Income (loss) from investment operations:
Net investment loss[1]	(0.07)	[2]	(0.07)	(0.06)	(0.11)	(0.06)
Net realized and unrealized gain (loss)	1.10		3.17	(1.10)	2.10	5.45
Total from investment operations	1.03		3.10	(1.16)	1.99	5.39
Less dividends and distributions from:
Net investment income	—		(0.01)	—	(0.01)	—
Net realized gain	(2.11)		(1.84)	(2.02)	(2.36)	(0.37)
Total dividends and distributions	(2.11)		(1.85)	(2.02)	(2.37)	(0.37)
Net asset value, end of period	$11.26		$12.34	$11.09	$14.27	$14.65
Total return[3]	7.17%	[4]	30.19% [4]	(7.48%) [4]	12.85%	56.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,523		$18,101	$17,253	$27,556	$33	[5]
Ratio of expenses to average net assets[6]	1.74%		1.75%	1.84%	1.85%	1.88%
Ratio of expenses to average net assets prior to fees waived[6]	1.76%		1.75%	1.99%	1.85%	1.88%
Ratio of net investment loss to average net assets	(0.55%	)	(0.57% )	(0.52% )	(0.70% )	(0.51%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.57%	)	(0.57% )	(0.67% )	(0.70% )	(0.51%	)
Portfolio turnover	24%		35%	37%	36%	49%

[1]	Calculated using average shares outstanding.
[2]

The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the “Statements of operations” in the Fund's Form N-CSR filed with the SEC, dated March 31, 2025, due to class specific expenses.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Core Equity Fund

	Year ended
Institutional Class shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.06	$17.67	$21.24	$20.77	$13.47
Income (loss) from investment operations:
Net investment income[1]	0.10	0.08	0.10	0.08	0.10
Net realized and unrealized gain (loss)	1.78	5.22	(1.57)	2.93	7.66
Total from investment operations	1.88	5.30	(1.47)	3.01	7.76
Less dividends and distributions from:
Net investment income	(0.06)	(0.07)	(0.08)	(0.12)	(0.07)
Net realized gain	(2.11)	(1.84)	(2.02)	(2.42)	(0.39)
Total dividends and distributions	(2.17)	(1.91)	(2.10)	(2.54)	(0.46)
Net asset value, end of period	$20.77	$21.06	$17.67	$21.24	$20.77
Total return[2]	8.23% [3]	31.50% [3]	(6.46% )	14.00%	57.92%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$814,243	$764,906	$744,911	$1,070,912	$1,101 [4]
Ratio of expenses to average net assets[5]	0.74%	0.75%	0.78%	0.79%	0.81%
Ratio of expenses to average net assets prior to fees waived	0.76%	0.75%	0.78%	0.79%	0.81%
Ratio of net investment income to average net assets	0.45%	0.43%	0.55%	0.37%	0.55%
Ratio of net investment income to average net assets prior to fees waived	0.43%	0.43%	0.55%	0.37%	0.55%
Portfolio turnover	24%	35%	37%	36%	49%

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Core Equity Fund

	Year ended
Class R6 shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.13	$17.73	$21.31	$20.82	$13.50
Income (loss) from investment operations:
Net investment income[1]	0.12	0.09	0.12	0.12	0.12
Net realized and unrealized gain (loss)	1.78	5.24	(1.59)	2.94	7.68
Total from investment operations	1.90	5.33	(1.47)	3.06	7.80
Less dividends and distributions from:
Net investment income	(0.08)	(0.09)	(0.09)	(0.15)	(0.09)
Net realized gain	(2.11)	(1.84)	(2.02)	(2.42)	(0.39)
Total dividends and distributions	(2.19)	(1.93)	(2.11)	(2.57)	(0.48)
Net asset value, end of period	$20.84	$21.13	$17.73	$21.31	$20.82
Total return[2]	8.31% [3]	31.60% [3]	(6.44% )	14.23%	58.14%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$77,069	$70,743	$48,677	$91,633	$90 [4]
Ratio of expenses to average net assets[5]	0.67%	0.70%	0.69%	0.64%	0.66%
Ratio of expenses to average net assets prior to fees waived[5]	0.69%	0.70%	0.69%	0.64%	0.66%
Ratio of net investment income to average net assets	0.52%	0.48%	0.64%	0.52%	0.68%
Ratio of net investment income to average net assets prior to fees waived	0.50%	0.48%	0.64%	0.52%	0.68%
Portfolio turnover	24%	35%	37%	36%	49%

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Core Equity Fund

	Year ended
Class R shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$16.84		$14.47		$17.88	$17.82	$11.62
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.01)	[2]	(0.01)		0.01	(0.04)	(0.01)
Net realized and unrealized gain (loss)	1.44		4.22		(1.35)	2.53	6.59
Total from investment operations	1.43		4.21		(1.34)	2.49	6.58
Less dividends and distributions from:
Net investment income	—	[3]	—		(0.05)	(0.04)	—
Net realized gain	(2.11)		(1.84)		(2.02)	(2.39)	(0.38)
Total dividends and distributions	(2.11)		(1.84)		(2.07)	(2.43)	(0.38)
Net asset value, end of period	$16.16		$16.84		$14.47	$17.88	$17.82
Total return[4]	7.67%	[5]	30.84%	[5]	(6.98%) [5]	13.42%	56.93%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$172		$161		$231	$212	$1	[6]
Ratio of expenses to average net assets[7]	1.24%		1.25%		1.30%	1.39%	1.40%
Ratio of expenses to average net assets prior to fees waived[7]	1.26%		1.25%		1.31%	1.39%	1.40%
Ratio of net investment income (loss) to average net assets	(0.05%	)	(0.07%	)	0.03%	(0.22% )	(0.04%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.07%	)	(0.07%	)	0.02%	(0.22% )	(0.04%	)
Portfolio turnover	24%		35%		37%	36%	49%

[1]	Calculated using average shares outstanding.
[2]

The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the “Statements of operations” in the Fund's Form N-CSR filed with the SEC, dated March 31, 2025, due to class specific expenses.

[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Core Equity Fund

	Year ended
Class Y shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.93	$16.83	$20.38	$20.01	$13.00
Income (loss) from investment operations:
Net investment income[1]	0.04	0.03	0.07	0.07	0.09
Net realized and unrealized gain (loss)	1.70	4.95	(1.52)	2.83	7.37
Total from investment operations	1.74	4.98	(1.45)	2.90	7.46
Less dividends and distributions from:
Net investment income	(0.06)	(0.04)	(0.08)	(0.11)	(0.06)
Net realized gain	(2.11)	(1.84)	(2.02)	(2.42)	(0.39)
Total dividends and distributions	(2.17)	(1.88)	(2.10)	(2.53)	(0.45)
Net asset value, end of period	$19.50	$19.93	$16.83	$20.38	$20.01
Total return[2]	7.99% [3]	31.13%	(6.63%) [3]	13.99% [3]	57.75% [3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28,491	$30,813	$25,065	$29,855	$26 [4]
Ratio of expenses to average net assets[5]	0.99%	1.00%	0.94%	0.84%	0.85%
Ratio of expenses to average net assets prior to fees waived[5]	1.01%	1.00%	0.97%	1.04%	1.05%
Ratio of net investment income to average net assets	0.21%	0.18%	0.39%	0.32%	0.50%
Ratio of net investment income to average net assets prior to fees waived	0.19%	0.18%	0.36%	0.12%	0.30%
Portfolio turnover	24%	35%	37%	36%	49%

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Global Growth Fund

	Year ended
Class A shares	3/31/25		3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$34.68		$29.35	$54.30	$56.56	$37.75
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04		0.21 [2]	0.22	0.08	(0.04)
Net realized and unrealized gain (loss)	1.73		7.03	(3.65)	1.81	21.67
Payment by affiliates	—	[3]	—	—	—	—
Total from investment operations	1.77		7.24	(3.43)	1.89	21.63
Less dividends and distributions from:
Net investment income	(0.09)		(0.20)	—	(0.19)	—
Net realized gain	(1.27)		(1.71)	(21.52)	(3.96)	(2.82)
Total dividends and distributions	(1.36)		(1.91)	(21.52)	(4.15)	(2.82)
Net asset value, end of period	$35.09		$34.68	$29.35	$54.30	$56.56
Total return[4]	4.96%	[3,5]	25.48% [2,5]	(4.48%) [5]	2.84%	57.85%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$631,961		$346,465	$333,400	$481,991	$531	[6]
Ratio of expenses to average net assets[7]	1.13%	[8]	1.18%	1.28%	1.27%	1.34%
Ratio of expenses to average net assets prior to fees waived[7]	1.32%	[8]	1.19%	1.39%	1.27%	1.34%
Ratio of net investment income (loss) to average net assets	0.12%		0.68%	0.53%	0.14%	(0.08%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.07%	)	0.67%	0.42%	0.14%	(0.08%	)
Portfolio turnover	55%		47%	39%	45%	32%

[1]	Calculated using average shares outstanding.
[2]

Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income (loss) per share by $0.05 and total return by 0.17%. See Note 1 in “Notes to financial statements ” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2024.

[3]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements ” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.02% for the year ended March 31, 2025.

Macquarie Global Growth Fund

	Year ended
Class C shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$20.77		$18.40		$43.16	$45.65	$31.11
Income (loss) from investment operations:
Net investment loss[1]	(0.14)	[2]	(0.02)	[3]	(0.10)	(0.40)	(0.41)
Net realized and unrealized gain (loss)	1.06		4.29		(3.14)	1.51	17.77
Payment by affiliates	—	[4]	—		—	—	—
Total from investment operations	0.92		4.27		(3.24)	1.11	17.36
Less dividends and distributions from:
Net investment income	(0.09)		(0.19)		—	—	—
Net realized gain	(1.27)		(1.71)		(21.52)	(3.60)	(2.82)
Total dividends and distributions	(1.36)		(1.90)		(21.52)	(3.60)	(2.82)
Net asset value, end of period	$20.33		$20.77		$18.40	$43.16	$45.65
Total return[5]	4.17%	[4,6]	24.49%	[3,6]	(5.30%) [6]	1.88%	56.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,124		$2,164		$2,187	$3,530	$5	[7]
Ratio of expenses to average net assets[8]	1.89%	[9]	1.94%		2.17%	2.22%	2.25%
Ratio of expenses to average net assets prior to fees waived[8]	2.08%	[9]	1.95%		2.51%	2.22%	2.25%
Ratio of net investment loss to average net assets	(0.64%	)	(0.08%	)	(0.35% )	(0.84% )	(1.00%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.83%	)	(0.09%	)	(0.69% )	(0.84% )	(1.00%	)
Portfolio turnover	55%		47%		39%	45%	32%

[1]	Calculated using average shares outstanding.
[2]

The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the “Statements of operations” in the Fund's Form N-CSR filed with the SEC, dated March 31, 2025, due to class specific expenses.

[3]

Amount includes the refunded European tax reclaims. These reclaims impacted the net investment loss per share by $0.03 and total return by 0.16%. See Note 1 in “Notes to financial statements ” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[4]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements ” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[6]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.02% for the year ended March 31, 2025.

Financial highlights

Macquarie Global Growth Fund

	Year ended
Institutional Class shares	3/31/25		3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$36.64		$30.86	$55.82	$58.10	$38.63
Income (loss) from investment operations:
Net investment income[1]	0.16		0.31 [2]	0.37	0.20	0.10
Net realized and unrealized gain (loss)	1.78		7.41	(3.75)	1.89	22.20
Payment by affiliates	—	[3]	—	—	—	—
Total from investment operations	1.94		7.72	(3.38)	2.09	22.30
Less dividends and distributions from:
Net investment income	(0.10)		(0.23)	(0.06)	(0.41)	(0.01)
Net realized gain	(1.27)		(1.71)	(21.52)	(3.96)	(2.82)
Total dividends and distributions	(1.37)		(1.94)	(21.58)	(4.37)	(2.83)
Net asset value, end of period	$37.21		$36.64	$30.86	$55.82	$58.10
Total return[4]	5.17%	[3]	25.81% [2]	(4.25% )	3.09%	58.28%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$203,757		$177,272	$196,155	$379,099	$494 [5]
Ratio of expenses to average net assets[6]	0.89%	[7]	0.94%	1.01%	1.06%	1.06%
Ratio of expenses to average net assets prior to fees waived[6]	1.08%	[7]	0.95%	1.03%	1.07%	1.09%
Ratio of net investment income to average net assets	0.42%		0.94%	0.85%	0.33%	0.19%
Ratio of net investment income to average net assets prior to fees waived	0.23%		0.93%	0.83%	0.32%	0.16%
Portfolio turnover	55%		47%	39%	45%	32%

[1]	Calculated using average shares outstanding.
[2]

Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.05 and total return by 0.16%. See Note 1 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2024.

[3]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements ” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.02% for the year ended March 31, 2025.

Macquarie Global Growth Fund

	Year ended
Class R6 shares	3/31/25		3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$36.74		$31.04	$56.21	$58.51	$38.85
Income (loss) from investment operations:
Net investment income[1]	0.20		0.29 [2]	0.31	0.23	0.16
Net realized and unrealized gain (loss)	1.79		7.48	(3.70)	1.96	22.35
Payment by affiliates	—	[3]	—	—	—	—
Total from investment operations	1.99		7.77	(3.39)	2.19	22.51
Less dividends and distributions from:
Net investment income	(0.16)		(0.36)	(0.26)	(0.53)	(0.03)
Net realized gain	(1.27)		(1.71)	(21.52)	(3.96)	(2.82)
Total dividends and distributions	(1.43)		(2.07)	(21.78)	(4.49)	(2.85)
Net asset value, end of period	$37.30		$36.74	$31.04	$56.21	$58.51
Total return[4]	5.28%	[3,5]	25.87% [2,5]	(4.20%) [5]	3.22%	58.50%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,739		$14,681	$2,908	$2,633	$19 [6]
Ratio of expenses to average net assets[7]	0.79%	[8]	0.85%	0.98%	0.91%	0.94%
Ratio of expenses to average net assets prior to fees waived[7]	1.00%	[8]	0.92%	1.00%	0.91%	0.94%
Ratio of net investment income to average net assets	0.53%		0.87%	0.73%	0.37%	0.31%
Ratio of net investment income to average net assets prior to fees waived	0.32%		0.80%	0.71%	0.37%	0.31%
Portfolio turnover	55%		47%	39%	45%	32%

[1]	Calculated using average shares outstanding.
[2]

Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.05 and total return by 0.16%. See Note 1 in “Notes to financial statements” in the Fund's Form N-CSR filed with the SEC, for the fiscal year ended March 31, 2024.

[3]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.02% for the year ended March 31, 2025.

Financial highlights

Macquarie Global Growth Fund

	Year ended
Class R shares	3/31/25		3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$33.53		$28.46	$53.50	$55.69	$37.32
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.03)	[2]	0.12 [3]	0.09	(0.15)	(0.21)
Net realized and unrealized gain (loss)	1.65		6.80	(3.61)	1.78	21.40
Payment by affiliates	—	[4]	—	—	—	—
Total from investment operations	1.62		6.92	(3.52)	1.63	21.19
Less dividends and distributions from:
Net investment income	—		(0.14)	—	(0.01)	—
Net realized gain	(1.27)		(1.71)	(21.52)	(3.81)	(2.82)
Total dividends and distributions	(1.27)		(1.85)	(21.52)	(3.82)	(2.82)
Net asset value, end of period	$33.88		$33.53	$28.46	$53.50	$55.69
Total return[5]	4.69%	[4,6]	25.13% [3,6]	(4.74%) [6]	2.46%	57.33%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$959		$772	$716	$835	$1	[7]
Ratio of expenses to average net assets[8]	1.39%	[9]	1.44%	1.55%	1.66%	1.68%
Ratio of expenses to average net assets prior to fees waived[8]	1.58%	[9]	1.45%	1.57%	1.66%	1.68%
Ratio of net investment income (loss) to average net assets	(0.10%	)	0.41%	0.23%	(0.25% )	(0.42%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.29%	)	0.40%	0.21%	(0.25% )	(0.42%	)
Portfolio turnover	55%		47%	39%	45%	32%

[1]	Calculated using average shares outstanding.
[2]

The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the “Statements of operations” in the Fund's Form N-CSR filed with the SEC, dated March 31, 2025, due to class specific expenses.

[3]

Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income (loss) per share by $0.04 and total return by 0.14%. See Note 1 in “Notes to financial statements” in the Fund's Form N-CSR filed with the SEC, for the fiscal year ended March 31, 2024.

[4]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.02% for the year ended March 31, 2025.

Macquarie Global Growth Fund

	Year ended
Class Y shares	3/31/25		3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$35.04		$29.66	$54.63	$56.88	$37.95
Income (loss) from investment operations:
Net investment income (loss)[1]	0.04		0.24 [2]	0.21	0.07	(0.05)
Net realized and unrealized gain (loss)	1.73		7.08	(3.66)	1.83	21.80
Payment by affiliates	—	[3]	—	—	—	—
Total from investment operations	1.77		7.32	(3.45)	1.90	21.75
Less dividends and distributions from:
Net investment income	(0.09)		(0.23)	—	(0.19)	—
Net realized gain	(1.27)		(1.71)	(21.52)	(3.96)	(2.82)
Total dividends and distributions	(1.36)		(1.94)	(21.52)	(4.15)	(2.82)
Net asset value, end of period	$35.45		$35.04	$29.66	$54.63	$56.88
Total return[4]	4.92%	[3]	25.48% [2]	(4.50% )	2.85%	57.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,786		$1,860	$1,483	$1,962	$3	[5]
Ratio of expenses to average net assets[6]	1.14%	[7]	1.19%	1.28%	1.28%	1.34%
Ratio of expenses to average net assets prior to fees waived[6]	1.33%	[7]	1.20%	1.32%	1.32%	1.36%
Ratio of net investment income (loss) to average net assets	0.11%		0.64%	0.51%	0.11%	(0.09%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.08%	)	0.63%	0.47%	0.07%	(0.11%	)
Portfolio turnover	55%		47%	39%	45%	32%

[1]	Calculated using average shares outstanding.
[2]

Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income (loss) per share by $0.05 and total return by 0.17%. See Note 1 in “Notes to financial statements” in the Fund's Form N-CSR filed with the SEC, for the fiscal year ended March 31, 2024.

[3]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.02% for the year ended March 31, 2025.

Financial highlights

Macquarie International Core Equity Fund

	Year ended
Class A shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$20.99		$18.83		$19.09	$19.82	$13.29
Income (loss) from investment operations:
Net investment income[1]	0.25	[2]	0.39	[2]	0.38	0.18	0.23
Net realized and unrealized gain (loss)	0.74		2.28	[3]	(0.50)	(0.41)	6.48
Payment by affiliates	—	[4]	—		—	—	—
Total from investment operations	0.99		2.67		(0.12)	(0.23)	6.71
Less dividends and distributions from:
Net investment income	(0.14)		(0.51)		(0.14)	(0.50)	(0.18)
Total dividends and distributions	(0.14)		(0.51)		(0.14)	(0.50)	(0.18)
Net asset value, end of period	$21.84		$20.99		$18.83	$19.09	$19.82
Total return[5]	4.75%	[2,4]	14.36%	[2,3]	(0.55% )	(1.28% )	50.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$431,680		$293,102		$278,607	$329,081	$388 [6]
Ratio of expenses to average net assets[7]	1.05%	[8]	1.04%		1.11%	1.23%	1.23%
Ratio of expenses to average net assets prior to fees waived[7]	1.33%	[8]	1.26%		1.42%	1.36%	1.35%
Ratio of net investment income to average net assets	1.16%		2.01%		2.20%	0.89%	1.33%
Ratio of net investment income to average net assets prior to fees waived	0.88%		1.79%		1.89%	0.76%	1.21%
Portfolio turnover	84%		42%		43%	71%	76%

[1]	Calculated using average shares outstanding.
[2]

Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.02 and $0.07 and total return by 0.10% and 0.37% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements” in the Fund's Form N-CSR filed with the SEC, for the fiscal year ended March 31, 2025 and 2024, respectively.

[3]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.11%.

[4]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.03% for the year ended March 31, 2025.

Macquarie International Core Equity Fund

	Year ended
Class C shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$18.24		$16.39		$16.62	$17.33	$11.65
Income (loss) from investment operations:
Net investment income[1]	0.11	[2]	0.23	[2]	0.22	0.04	0.09
Net realized and unrealized gain (loss)	0.61		1.95	[3]	(0.43)	(0.36)	5.68
Payment by affiliates	—	[4]	—		—	—	—
Total from investment operations	0.72		2.18		(0.21)	(0.32)	5.77
Less dividends and distributions from:
Net investment income	—		(0.33)		(0.02)	(0.39)	(0.09)
Total dividends and distributions	—		(0.33)		(0.02)	(0.39)	(0.09)
Net asset value, end of period	$18.96		$18.24		$16.39	$16.62	$17.33
Total return[5]	3.95%	[2,4]	13.47%	[2,3]	(1.23% )	(1.97% )	49.63%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,597		$18,338		$28,549	$45,987	$67 [6]
Ratio of expenses to average net assets[7]	1.80%	[8]	1.79%		1.84%	1.92%	1.92%
Ratio of expenses to average net assets prior to fees waived[7]	2.08%	[8]	2.01%		2.20%	2.06%	2.05%
Ratio of net investment income to average net assets	0.62%		1.34%		1.46%	0.23%	0.58%
Ratio of net investment income to average net assets prior to fees waived	0.34%		1.12%		1.10%	0.09%	0.45%
Portfolio turnover	84%		42%		43%	71%	76%

[1]	Calculated using average shares outstanding.
[2]

Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.02 and $0.06 and total return by 0.11% and 0.37% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements” in the Fund's Form N-CSR filed with the SEC, for the fiscal year ended March 31, 2025 and 2024, respectively.

[3]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.12%.

[4]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.03% for the year ended March 31, 2025.

Financial highlights

Macquarie International Core Equity Fund

	Year ended
Institutional Class shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.18		$19.00		$19.24	$19.98	$13.39
Income (loss) from investment operations:
Net investment income[1]	0.32	[2]	0.45	[2]	0.45	0.28	0.29
Net realized and unrealized gain (loss)	0.73		2.28	[3]	(0.50)	(0.42)	6.55
Payment by affiliates	—	[4]	—		—	—	—
Total from investment operations	1.05		2.73		(0.05)	(0.14)	6.84
Less dividends and distributions from:
Net investment income	(0.17)		(0.55)		(0.19)	(0.60)	(0.25)
Total dividends and distributions	(0.17)		(0.55)		(0.19)	(0.60)	(0.25)
Net asset value, end of period	$22.06		$21.18		$19.00	$19.24	$19.98
Total return[5]	5.00%	[2,4]	14.59%	[2,3]	(0.17% )	(0.88% )	51.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$714,048		$693,391		$723,002	$1,024,716	$1,408 [6]
Ratio of expenses to average net assets[7]	0.80%	[8]	0.79%		0.79%	0.79%	0.79%
Ratio of expenses to average net assets prior to fees waived[7]	1.08%	[8]	1.01%		0.94%	1.02%	1.03%
Ratio of net investment income to average net assets	1.50%		2.27%		2.54%	1.34%	1.72%
Ratio of net investment income to average net assets prior to fees waived	1.22%		2.05%		2.39%	1.11%	1.48%
Portfolio turnover	84%		42%		43%	71%	76%

[1]	Calculated using average shares outstanding.
[2]

Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.02 and $0.07 and total return by 0.09% and 0.37% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements” in the Fund's Form N-CSR filed with the SEC, for the fiscal year ended March 31, 2025 and 2024, respectively.

[3]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.11%.

[4]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.03% for the year ended March 31, 2025.

Macquarie International Core Equity Fund

	Year ended
Class R6 shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.24		$19.05		$19.30	$20.03	$13.43
Income (loss) from investment operations:
Net investment income[1]	0.38	[2]	0.46	[2]	0.45	0.29	0.29
Net realized and unrealized gain (loss)	0.71		2.29	[3]	(0.51)	(0.42)	6.56
Payment by affiliates	—	[4]	—		—	—	—
Total from investment operations	1.09		2.75		(0.06)	(0.13)	6.85
Less dividends and distributions from:
Net investment income	(0.18)		(0.56)		(0.19)	(0.60)	(0.25)
Total dividends and distributions	(0.18)		(0.56)		(0.19)	(0.60)	(0.25)
Net asset value, end of period	$22.15		$21.24		$19.05	$19.30	$20.03
Total return[5]	5.14%	[2,4]	14.69%	[2,3]	(0.22% )	(0.83% )	51.19%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$200,596		$244,996		$243,848	$347,008	$497 [6]
Ratio of expenses to average net assets[7]	0.68%	[8]	0.71%		0.79%	0.79%	0.79%
Ratio of expenses to average net assets prior to fees waived[7]	0.97%	[8]	0.93%		0.93%	0.88%	0.88%
Ratio of net investment income to average net assets	1.74%		2.36%		2.55%	1.37%	1.69%
Ratio of net investment income to average net assets prior to fees waived	1.45%		2.14%		2.41%	1.28%	1.60%
Portfolio turnover	84%		42%		43%	71%	76%

[1]	Calculated using average shares outstanding.
[2]

Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.02 and $0.07 and total return by 0.09% and 0.37% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements” in the Fund's Form N-CSR filed with the SEC, for the fiscal year ended March 31, 2025 and 2024, respectively.

[3]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.10%.

[4]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.03% for the year ended March 31, 2025.

Financial highlights

Macquarie International Core Equity Fund

	Year ended
Class R shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$20.97		$18.81		$19.07	$19.80	$13.29
Income (loss) from investment operations:
Net investment income[1]	0.23	[2]	0.34	[2]	0.33	0.12	0.17
Net realized and unrealized gain (loss)	0.70		2.27	[3]	(0.49)	(0.41)	6.48
Payment by affiliates	—	[4]	—		—	—	—
Total from investment operations	0.93		2.61		(0.16)	(0.29)	6.65
Less dividends and distributions from:
Net investment income	(0.06)		(0.45)		(0.10)	(0.44)	(0.14)
Total dividends and distributions	(0.06)		(0.45)		(0.10)	(0.44)	(0.14)
Net asset value, end of period	$21.84		$20.97		$18.81	$19.07	$19.80
Total return[5]	4.44%	[2,4]	14.06%	[2,3]	(0.78% )	(1.57% )	50.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38,415		$40,627		$41,758	$47,807	$55 [6]
Ratio of expenses to average net assets[7]	1.30%	[8]	1.29%		1.37%	1.53%	1.53%
Ratio of expenses to average net assets prior to fees waived[7]	1.58%	[8]	1.51%		1.51%	1.63%	1.62%
Ratio of net investment income to average net assets	1.06%		1.77%		1.92%	0.58%	1.02%
Ratio of net investment income to average net assets prior to fees waived	0.78%		1.55%		1.78%	0.48%	0.93%
Portfolio turnover	84%		42%		43%	71%	76%

[1]	Calculated using average shares outstanding.
[2]

Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.02 and $0.07 and total return by 0.10% and 0.37% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements” in the Fund's Form N-CSR filed with the SEC, for the fiscal year ended March 31, 2025 and 2024, respectively.

[3]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.11%.

[4]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.03% for the year ended March 31, 2025.

Macquarie International Core Equity Fund

	Year ended
Class Y shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.16		$18.99		$19.24	$19.98	$13.39
Income (loss) from investment operations:
Net investment income[1]	0.28	[2]	0.40	[2]	0.39	0.21	0.22
Net realized and unrealized gain (loss)	0.72		2.27	[3]	(0.49)	(0.43)	6.56
Payment by affiliates	—	[4]	—		—	—	—
Total from investment operations	1.00		2.67		(0.10)	(0.22)	6.78
Less dividends and distributions from:
Net investment income	(0.15)		(0.50)		(0.15)	(0.52)	(0.19)
Total dividends and distributions	(0.15)		(0.50)		(0.15)	(0.52)	(0.19)
Net asset value, end of period	$22.01		$21.16		$18.99	$19.24	$19.98
Total return[5]	4.75%	[2,4]	14.27%	[2,3]	(0.46% )	(1.26% )	50.76%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43,054		$38,817		$41,120	$49,433	$91 [6]
Ratio of expenses to average net assets[7]	1.05%	[8]	1.04%		1.09%	1.18%	1.17%
Ratio of expenses to average net assets prior to fees waived[7]	1.33%	[8]	1.26%		1.24%	1.28%	1.29%
Ratio of net investment income to average net assets	1.30%		2.01%		2.20%	0.99%	1.33%
Ratio of net investment income to average net assets prior to fees waived	1.02%		1.79%		2.05%	0.89%	1.21%
Portfolio turnover	84%		42%		43%	71%	76%

[1]	Calculated using average shares outstanding.
[2]

Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.02 and $0.07 and total return by 0.09% and 0.37% for the years ended March 31, 2025 and 2024, respectively. See Note 1 in “Notes to financial statements” in the Fund's Form N-CSR filed with the SEC, for the fiscal year ended March 31, 2025 and 2024, respectively.

[3]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.11%.

[4]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.03% for the year ended March 31, 2025.

Financial highlights

Macquarie Large Cap Growth Fund

	Year ended
Class A shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$32.68		$25.18		$31.11	$29.35	$20.52
Income (loss) from investment operations:
Net investment loss[1]	(0.10)		(0.07)		(0.06)	(0.12)	(0.07)
Net realized and unrealized gain (loss)	1.88		8.48		(2.99)	5.20	10.80
Total from investment operations	1.78		8.41		(3.05)	5.08	10.73
Less dividends and distributions from:
Net realized gain	(0.60)		(0.91)		(2.88)	(3.32)	(1.90)
Total dividends and distributions	(0.60)		(0.91)		(2.88)	(3.32)	(1.90)
Net asset value, end of period	$33.86		$32.68		$25.18	$31.11	$29.35
Total return[2]	5.29%	[3]	33.90%	[3]	(9.24%) [3]	16.52%	52.78%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,002,357		$2,532,714		$2,127,513	$2,834,191	$2,740	[4]
Ratio of expenses to average net assets[5]	0.90%	[6]	0.89%		0.93%	0.94%	0.98%
Ratio of expenses to average net assets prior to fees waived[5]	0.98%	[6]	0.99%		1.00%	0.94%	0.98%
Ratio of net investment loss to average net assets	(0.27%	)	(0.25%	)	(0.22% )	(0.36% )	(0.24%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.35%	)	(0.35%	)	(0.29% )	(0.28% )	(0.36%	)
Portfolio turnover	18%		9%		20%	12%	23%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.

Macquarie Large Cap Growth Fund

	Year ended
Class C shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.17		$17.46		$22.78	$22.15	$15.94
Income (loss) from investment operations:
Net investment loss[1]	(0.24)		(0.20)		(0.19)	(0.30)	(0.22)
Net realized and unrealized gain (loss)	1.29		5.82		(2.25)	3.96	8.33
Total from investment operations	1.05		5.62		(2.44)	3.66	8.11
Less dividends and distributions from:
Net realized gain	(0.60)		(0.91)		(2.88)	(3.03)	(1.90)
Total dividends and distributions	(0.60)		(0.91)		(2.88)	(3.03)	(1.90)
Net asset value, end of period	$22.62		$22.17		$17.46	$22.78	$22.15
Total return[2]	4.50%	[3]	32.90%	[3]	(9.97%) [3]	15.55%	51.46%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$59,938		$61,156		$44,773	$63,666	$69	[4]
Ratio of expenses to average net assets[5]	1.65%	[6]	1.64%		1.73%	1.80%	1.82%
Ratio of expenses to average net assets prior to fees waived[5]	1.73%	[6]	1.74%		1.90%	1.80%	1.82%
Ratio of net investment loss to average net assets	(1.03%	)	(1.00%	)	(1.03% )	(1.23% )	(1.07%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.11%	)	(1.10%	)	(1.20% )	(1.23% )	(1.07%	)
Portfolio turnover	18%		9%		20%	12%	23%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.

Financial highlights

Macquarie Large Cap Growth Fund

	Year ended
Institutional Class shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$35.92		$27.53		$33.61	$31.48	$21.90
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.01)		—	[2]	0.02	(0.02)	0.03
Net realized and unrealized gain (loss)	2.06		9.30		(3.22)	5.56	11.52
Total from investment operations	2.05		9.30		(3.20)	5.54	11.55
Less dividends and distributions from:
Net investment income	—		—		—	—	(0.01)
Net realized gain	(0.60)		(0.91)		(2.88)	(3.41)	(1.96)
Total dividends and distributions	(0.60)		(0.91)		(2.88)	(3.41)	(1.97)
Net asset value, end of period	$37.37		$35.92		$27.53	$33.61	$31.48
Total return[3]	5.57%		34.24%		(8.99% )	16.87%	53.25%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,346,255		$3,830,418		$2,723,101	$2,626,992	$2,527 [4]
Ratio of expenses to average net assets[5]	0.65%	[6]	0.64%		0.64%	0.64%	0.64%
Ratio of expenses to average net assets prior to fees waived[5]	0.73%	[6]	0.74%		0.66%	0.77%	0.79%
Ratio of net investment income (loss) to average net assets	(0.02%	)	—	[7]	0.07%	(0.06% )	0.09%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.10%	)	(0.10%	)	0.05%	(0.19% )	(0.06% )
Portfolio turnover	18%		9%		20%	12%	23%

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[7]	Amount is less than 0.005%.

Macquarie Large Cap Growth Fund

	Year ended
Class R6 shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$36.27		$27.78		$33.89	$31.71	$22.05
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	[2]	0.02		0.03	(0.02)	0.03
Net realized and unrealized gain (loss)	2.08		9.38		(3.26)	5.61	11.61
Total from investment operations	2.10		9.40		(3.23)	5.59	11.64
Less dividends and distributions from:
Net investment income	—		—		—	—	(0.02)
Net realized gain	(0.60)		(0.91)		(2.88)	(3.41)	(1.96)
Total dividends and distributions	(0.60)		(0.91)		(2.88)	(3.41)	(1.98)
Net asset value, end of period	$37.77		$36.27		$27.78	$33.89	$31.71
Total return[3]	5.65%	[4]	34.29%	[4]	(9.01%) [4]	16.90%	53.28%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$230,031		$313,272		$185,287	$166,623	$164 [5]
Ratio of expenses to average net assets[6]	0.57%	[7]	0.58%		0.64%	0.64%	0.64%
Ratio of expenses to average net assets prior to fees waived[6]	0.64%	[7]	0.65%		0.66%	0.64%	0.64%
Ratio of net investment income (loss) to average net assets	0.05%		0.06%		0.09%	(0.06% )	0.10%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.02%	)	(0.01%	)	0.07%	(0.06% )	0.10%
Portfolio turnover	18%		9%		20%	12%	23%

[1]	Calculated using average shares outstanding.
[2]

The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the “Statements of operations” in the Fund's Form N-CSR filed with the SEC, dated March 31, 2025, due to class specific expenses.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.

Financial highlights

Macquarie Large Cap Growth Fund

	Year ended
Class R shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$30.03		$23.26		$29.09	$27.57	$19.43
Income (loss) from investment operations:
Net investment loss[1]	(0.17)		(0.13)		(0.12)	(0.24)	(0.16)
Net realized and unrealized gain (loss)	1.74		7.81		(2.83)	4.89	10.20
Total from investment operations	1.57		7.68		(2.95)	4.65	10.04
Less dividends and distributions from:
Net realized gain	(0.60)		(0.91)		(2.88)	(3.13)	(1.90)
Total dividends and distributions	(0.60)		(0.91)		(2.88)	(3.13)	(1.90)
Net asset value, end of period	$31.00		$30.03		$23.26	$29.09	$27.57
Total return[2]	5.06%	[3]	33.56%	[3]	(9.55%) [3]	16.07%	52.17%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,489		$34,190		$10,598	$12,298	$13	[4]
Ratio of expenses to average net assets[5]	1.15%	[6]	1.14%		1.23%	1.37%	1.38%
Ratio of expenses to average net assets prior to fees waived[5]	1.23%	[6]	1.24%		1.24%	1.37%	1.38%
Ratio of net investment loss to average net assets	(0.53%	)	(0.50%	)	(0.51% )	(0.79% )	(0.63%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.61%	)	(0.60%	)	(0.52% )	(0.79% )	(0.63%	)
Portfolio turnover	18%		9%		20%	12%	23%

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.

Macquarie Large Cap Growth Fund

	Year ended
Class Y shares	3/31/25		3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$34.10		$26.24	$32.29	$30.36	$21.18
Income (loss) from investment operations:
Net investment loss[1]	(0.10)		(0.07)	(0.06)	(0.13)	(0.07)
Net realized and unrealized gain (loss)	1.96		8.84	(3.11)	5.37	11.15
Total from investment operations	1.86		8.77	(3.17)	5.24	11.08
Less dividends and distributions from:
Net realized gain	(0.60)		(0.91)	(2.88)	(3.31)	(1.90)
Total dividends and distributions	(0.60)		(0.91)	(2.88)	(3.31)	(1.90)
Net asset value, end of period	$35.36		$34.10	$26.24	$32.29	$30.36
Total return[2]	5.31%		33.90%	(9.28% )	16.51%	52.78%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37,053		$32,584	$24,849	$35,926	$31	[3]
Ratio of expenses to average net assets[4]	0.90%	[5]	0.89%	0.95%	0.95%	0.98%
Ratio of expenses to average net assets prior to fees waived[4]	0.98%	[5]	0.99%	0.96%	1.02%	1.04%
Ratio of net investment loss to average net assets	(0.27%	)	(0.25% )	(0.24% )	(0.37% )	(0.24%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.35%	)	(0.35% )	(0.25% )	(0.44% )	(0.30%	)
Portfolio turnover	18%		9%	20%	12%	23%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.

Financial highlights

Macquarie Mid Cap Growth Fund

	Year ended
Class A shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$28.16		$26.14		$32.31	$37.42	$22.28
Income (loss) from investment operations:
Net investment loss[1]	(0.16)		(0.13)		(0.16)	(0.29)	(0.23)
Net realized and unrealized gain (loss)	(3.14)		3.90		(3.20)	0.11	19.03
Total from investment operations	(3.30)		3.77		(3.36)	(0.18)	18.80
Less dividends and distributions from:
Net realized gain	(1.92)		(1.75)		(2.81)	(4.93)	(3.66)
Total dividends and distributions	(1.92)		(1.75)		(2.81)	(4.93)	(3.66)
Net asset value, end of period	$22.94		$28.16		$26.14	$32.31	$37.42
Total return[2]	(12.78%)	[3]	15.44%	[3]	(10.07%) [3]	(1.90% )	85.37%	[3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,616,500		$1,549,167		$1,582,726	$2,158,678	$2,453	[4]
Ratio of expenses to average net assets[5]	1.05%	[6]	1.04%		1.09%	1.12%	1.16%
Ratio of expenses to average net assets prior to fees waived[5]	1.21%	[6]	1.23%		1.21%	1.12%	1.17%
Ratio of net investment loss to average net assets	(0.59%	)	(0.49%	)	(0.59% )	(0.76% )	(0.68%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.75%	)	(0.68%	)	(0.71% )	(0.76% )	(0.69%	)
Portfolio turnover	42%		27%		23%	27%	33%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.

Macquarie Mid Cap Growth Fund

	Year ended
Class C shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.94		$19.16		$24.74	$29.76	$18.26
Income (loss) from investment operations:
Net investment loss[1]	(0.25)		(0.23)		(0.28)	(0.48)	(0.39)
Net realized and unrealized gain (loss)	(2.12)		2.76		(2.49)	0.20	15.51
Total from investment operations	(2.37)		2.53		(2.77)	(0.28)	15.12
Less dividends and distributions from:
Net realized gain	(1.92)		(1.75)		(2.81)	(4.74)	(3.62)
Total dividends and distributions	(1.92)		(1.75)		(2.81)	(4.74)	(3.62)
Net asset value, end of period	$15.65		$19.94		$19.16	$24.74	$29.76
Total return[2]	(13.41%)	[3]	14.56%	[3]	(10.79%) [3]	(2.67% )	83.95%	[3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$61,560		$68,708		$75,826	$121,668	$170	[4]
Ratio of expenses to average net assets[5]	1.80%	[6]	1.79%		1.88%	1.93%	1.92%
Ratio of expenses to average net assets prior to fees waived[5]	1.96%	[6]	1.98%		2.06%	1.93%	1.94%
Ratio of net investment loss to average net assets	(1.34%	)	(1.24%	)	(1.38% )	(1.57% )	(1.43%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.50%	)	(1.43%	)	(1.56% )	(1.57% )	(1.45%	)
Portfolio turnover	42%		27%		23%	27%	33%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.

Financial highlights

Macquarie Mid Cap Growth Fund

	Year ended
Institutional Class shares	3/31/25		3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$32.52		$29.84	$36.32	$41.48	$24.41
Income (loss) from investment operations:
Net investment loss[1]	(0.10)		(0.07)	(0.09)	(0.18)	(0.12)
Net realized and unrealized gain (loss)	(3.69)		4.50	(3.58)	0.07	20.89
Total from investment operations	(3.79)		4.43	(3.67)	(0.11)	20.77
Less dividends and distributions from:
Net realized gain	(1.92)		(1.75)	(2.81)	(5.05)	(3.70)
Total dividends and distributions	(1.92)		(1.75)	(2.81)	(5.05)	(3.70)
Net asset value, end of period	$26.81		$32.52	$29.84	$36.32	$41.48
Total return[2]	(12.57%	)	15.74%	(9.80% )	(1.56% )	86.00%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,149,899		$3,054,252	$2,887,695	$3,577,939	$3,609	[3]
Ratio of expenses to average net assets[4]	0.80%	[5]	0.79%	0.79%	0.79%	0.79%
Ratio of expenses to average net assets prior to fees waived[4]	0.96%	[5]	0.98%	0.84%	0.95%	0.97%
Ratio of net investment loss to average net assets	(0.34%	)	(0.24% )	(0.28% )	(0.43% )	(0.31%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.50%	)	(0.43% )	(0.33% )	(0.59% )	(0.49%	)
Portfolio turnover	42%		27%	23%	27%	33%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.

Macquarie Mid Cap Growth Fund

	Year ended
Class R6 shares	3/31/25		3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$32.97		$30.21	$36.73	$41.89	$24.63
Income (loss) from investment operations:
Net investment loss[1]	(0.07)		(0.05)	(0.08)	(0.18)	(0.13)
Net realized and unrealized gain (loss)	(3.75)		4.56	(3.63)	0.07	21.09
Total from investment operations	(3.82)		4.51	(3.71)	(0.11)	20.96
Less dividends and distributions from:
Net realized gain	(1.92)		(1.75)	(2.81)	(5.05)	(3.70)
Total dividends and distributions	(1.92)		(1.75)	(2.81)	(5.05)	(3.70)
Net asset value, end of period	$27.23		$32.97	$30.21	$36.73	$41.89
Total return[2]	(12.49%	)	15.82%	(9.80% )	(1.54% )	86.00%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$938,480		$1,292,279	$1,048,374	$980,539	$736	[3]
Ratio of expenses to average net assets[4]	0.69%	[5]	0.72%	0.79%	0.79%	0.79%
Ratio of expenses to average net assets prior to fees waived[4]	0.85%	[5]	0.86%	0.83%	0.80%	0.82%
Ratio of net investment loss to average net assets	(0.23%	)	(0.18% )	(0.28% )	(0.43% )	(0.33%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.39%	)	(0.32% )	(0.32% )	(0.44% )	(0.36%	)
Portfolio turnover	42%		27%	23%	27%	33%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.

Financial highlights

Macquarie Mid Cap Growth Fund

	Year ended
Class R shares	3/31/25		3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$26.44		$24.71	$30.81	$35.92	$21.54
Income (loss) from investment operations:
Net investment loss[1]	(0.21)		(0.18)	(0.22)	(0.44)	(0.35)
Net realized and unrealized gain (loss)	(2.93)		3.66	(3.07)	0.14	18.37
Total from investment operations	(3.14)		3.48	(3.29)	(0.30)	18.02
Less dividends and distributions from:
Net realized gain	(1.92)		(1.75)	(2.81)	(4.81)	(3.64)
Total dividends and distributions	(1.92)		(1.75)	(2.81)	(4.81)	(3.64)
Net asset value, end of period	$21.38		$26.44	$24.71	$30.81	$35.92
Total return[2]	(13.02%	)	15.15%	(10.34% )	(2.30% )	84.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$44,288		$54,529	$58,839	$74,908	$88	[3]
Ratio of expenses to average net assets[4]	1.30%	[5]	1.29%	1.38%	1.54%	1.55%
Ratio of expenses to average net assets prior to fees waived[4]	1.46%	[5]	1.48%	1.42%	1.55%	1.56%
Ratio of net investment loss to average net assets	(0.84%	)	(0.74% )	(0.87% )	(1.18% )	(1.07%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.00%	)	(0.93% )	(0.91% )	(1.19% )	(1.08%	)
Portfolio turnover	42%		27%	23%	27%	33%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.

Macquarie Mid Cap Growth Fund

	Year ended
Class Y shares	3/31/25		3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$30.36		$28.04	$34.43	$39.57	$23.45
Income (loss) from investment operations:
Net investment loss[1]	(0.17)		(0.14)	(0.17)	(0.31)	(0.24)
Net realized and unrealized gain (loss)	(3.41)		4.21	(3.41)	0.09	20.02
Total from investment operations	(3.58)		4.07	(3.58)	(0.22)	19.78
Less dividends and distributions from:
Net realized gain	(1.92)		(1.75)	(2.81)	(4.92)	(3.66)
Total dividends and distributions	(1.92)		(1.75)	(2.81)	(4.92)	(3.66)
Net asset value, end of period	$24.86		$30.36	$28.04	$34.43	$39.57
Total return[2]	(12.78%	)	15.46%	(10.09% )	(1.89% )	85.29%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$156,030		$226,978	$223,692	$284,480	$363	[3]
Ratio of expenses to average net assets[4]	1.05%	[5]	1.04%	1.09%	1.13%	1.16%
Ratio of expenses to average net assets prior to fees waived[4]	1.21%	[5]	1.23%	1.13%	1.19%	1.21%
Ratio of net investment loss to average net assets	(0.59%	)	(0.49% )	(0.59% )	(0.77% )	(0.68%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.75%	)	(0.68% )	(0.63% )	(0.83% )	(0.73%	)
Portfolio turnover	42%		27%	23%	27%	33%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.

Financial highlights

Macquarie Mid Cap Income Opportunities Fund

	Year ended
Class A shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.66	$17.26	$18.81	$18.38	$10.98
Income (loss) from investment operations:
Net investment income[1]	0.27	0.29	0.27	0.18	0.21
Net realized and unrealized gain (loss)	0.01	3.08	(1.15)	0.89	7.40
Total from investment operations	0.28	3.37	(0.88)	1.07	7.61
Less dividends and distributions from:
Net investment income	(0.29)	(0.33)	(0.27)	(0.18)	(0.21)
Net realized gain	(1.79)	(0.64)	(0.40)	(0.46)	—
Total dividends and distributions	(2.08)	(0.97)	(0.67)	(0.64)	(0.21)
Net asset value, end of period	$17.86	$19.66	$17.26	$18.81	$18.38
Total return[2]	0.76%	20.24%	(4.73% )	5.71%	69.70%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$142,549	$164,478	$171,183	$188,631	$178 [3]
Ratio of expenses to average net assets[4]	1.08%	1.08%	1.12%	1.21%	1.24%
Ratio of expenses to average net assets prior to fees waived[4]	1.27%	1.25%	1.26%	1.26%	1.31%
Ratio of net investment income to average net assets	1.38%	1.63%	1.58%	0.95%	1.42%
Ratio of net investment income to average net assets prior to fees waived	1.19%	1.46%	1.44%	0.90%	1.35%
Portfolio turnover	27%	17%	29%	20%	23%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Mid Cap Income Opportunities Fund

	Year ended
Class C shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.62	$17.22	$18.71	$18.30	$10.93
Income (loss) from investment operations:
Net investment income[1]	0.12	0.16	0.14	0.04	0.10
Net realized and unrealized gain (loss)	0.01	3.07	(1.14)	0.87	7.37
Total from investment operations	0.13	3.23	(1.00)	0.91	7.47
Less dividends and distributions from:
Net investment income	(0.14)	(0.19)	(0.09)	(0.04)	(0.10)
Net realized gain	(1.79)	(0.64)	(0.40)	(0.46)	—
Total dividends and distributions	(1.93)	(0.83)	(0.49)	(0.50)	(0.10)
Net asset value, end of period	$17.82	$19.62	$17.22	$18.71	$18.30
Total return[2]	(0.02% )	19.36%	(5.42% )	4.85%	68.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,847	$18,742	$20,280	$27,245	$24 [3]
Ratio of expenses to average net assets[4]	1.83%	1.83%	1.88%	1.96%	2.00%
Ratio of expenses to average net assets prior to fees waived[4]	2.02%	2.00%	2.02%	2.01%	2.07%
Ratio of net investment income to average net assets	0.63%	0.88%	0.82%	0.21%	0.66%
Ratio of net investment income to average net assets prior to fees waived	0.44%	0.71%	0.68%	0.16%	0.59%
Portfolio turnover	27%	17%	29%	20%	23%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Mid Cap Income Opportunities Fund

	Year ended
Institutional Class shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.68	$17.27	$18.84	$18.42	$10.99
Income (loss) from investment operations:
Net investment income[1]	0.31	0.33	0.33	0.26	0.27
Net realized and unrealized gain (loss)	— [2]	3.09	(1.16)	0.88	7.43
Total from investment operations	0.31	3.42	(0.83)	1.14	7.70
Less dividends and distributions from:
Net investment income	(0.33)	(0.37)	(0.34)	(0.26)	(0.27)
Net realized gain	(1.79)	(0.64)	(0.40)	(0.46)	—
Total dividends and distributions	(2.12)	(1.01)	(0.74)	(0.72)	(0.27)
Net asset value, end of period	$17.87	$19.68	$17.27	$18.84	$18.42
Total return[3]	0.94%	20.58%	(4.42% )	6.05%	70.58%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$672,059	$865,423	$996,722	$1,399,865	$1,224 [4]
Ratio of expenses to average net assets[5]	0.83%	0.83%	0.83%	0.83%	0.83%
Ratio of expenses to average net assets prior to fees waived[5]	1.02%	1.00%	0.89%	1.07%	1.06%
Ratio of net investment income to average net assets	1.63%	1.88%	1.87%	1.34%	1.78%
Ratio of net investment income to average net assets prior to fees waived	1.44%	1.71%	1.81%	1.10%	1.55%
Portfolio turnover	27%	17%	29%	20%	23%

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Mid Cap Income Opportunities Fund

	Year ended
Class R6 shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.68	$17.28	$18.84	$18.42	$10.99
Income (loss) from investment operations:
Net investment income[1]	0.33	0.35	0.33	0.26	0.27
Net realized and unrealized gain (loss)	0.01	3.08	(1.15)	0.88	7.43
Total from investment operations	0.34	3.43	(0.82)	1.14	7.70
Less dividends and distributions from:
Net investment income	(0.36)	(0.39)	(0.34)	(0.26)	(0.27)
Net realized gain	(1.79)	(0.64)	(0.40)	(0.46)	—
Total dividends and distributions	(2.15)	(1.03)	(0.74)	(0.72)	(0.27)
Net asset value, end of period	$17.87	$19.68	$17.28	$18.84	$18.42
Total return[2]	1.06%	20.63%	(4.37% )	6.05%	70.58%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$80,036	$95,789	$89,010	$112,720	$103 [3]
Ratio of expenses to average net assets[4]	0.73%	0.76%	0.83%	0.83%	0.83%
Ratio of expenses to average net assets prior to fees waived[4]	0.92%	0.93%	0.89%	0.89%	0.92%
Ratio of net investment income to average net assets	1.73%	1.95%	1.87%	1.34%	1.80%
Ratio of net investment income to average net assets prior to fees waived	1.54%	1.78%	1.81%	1.28%	1.71%
Portfolio turnover	27%	17%	29%	20%	23%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Mid Cap Income Opportunities Fund

	Year ended
Class R shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.65	$17.26	$18.77	$18.35	$10.96
Income (loss) from investment operations:
Net investment income[1]	0.22	0.23	0.22	0.12	0.16
Net realized and unrealized gain (loss)	— [2]	3.10	(1.15)	0.87	7.39
Total from investment operations	0.22	3.33	(0.93)	0.99	7.55
Less dividends and distributions from:
Net investment income	(0.24)	(0.30)	(0.18)	(0.11)	(0.16)
Net realized gain	(1.79)	(0.64)	(0.40)	(0.46)	—
Total dividends and distributions	(2.03)	(0.94)	(0.58)	(0.57)	(0.16)
Net asset value, end of period	$17.84	$19.65	$17.26	$18.77	$18.35
Total return[3]	0.45%	20.00%	(4.99% )	5.28%	69.22%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,634	$13,117	$1,131	$1,205	$1 [4]
Ratio of expenses to average net assets[5]	1.33%	1.33%	1.41%	1.58%	1.58%
Ratio of expenses to average net assets prior to fees waived[5]	1.52%	1.50%	1.47%	1.63%	1.64%
Ratio of net investment income to average net assets	1.12%	1.31%	1.29%	0.60%	1.16%
Ratio of net investment income to average net assets prior to fees waived	0.93%	1.14%	1.23%	0.55%	1.10%
Portfolio turnover	27%	17%	29%	20%	23%

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Mid Cap Income Opportunities Fund

	Year ended
Class Y shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.78	$17.37	$18.81	$18.39	$10.98
Income (loss) from investment operations:
Net investment income[1]	0.27	0.29	0.27	0.18	0.21
Net realized and unrealized gain (loss)	(0.01)	3.10	(1.14)	0.88	7.41
Total from investment operations	0.26	3.39	(0.87)	1.06	7.62
Less dividends and distributions from:
Net investment income	(0.28)	(0.34)	(0.17)	(0.18)	(0.21)
Net realized gain	(1.79)	(0.64)	(0.40)	(0.46)	—
Total dividends and distributions	(2.07)	(0.98)	(0.57)	(0.64)	(0.21)
Net asset value, end of period	$17.97	$19.78	$17.37	$18.81	$18.39
Total return[2]	0.70%	20.21%	(4.68% )	5.63%	69.84%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,415	$14,885	$11,656	$27,888	$38 [3]
Ratio of expenses to average net assets[4]	1.08%	1.08%	1.15%	1.22%	1.24%
Ratio of expenses to average net assets prior to fees waived[4]	1.27%	1.25%	1.22%	1.30%	1.31%
Ratio of net investment income to average net assets	1.37%	1.63%	1.52%	0.92%	1.40%
Ratio of net investment income to average net assets prior to fees waived	1.18%	1.46%	1.45%	0.84%	1.33%
Portfolio turnover	27%	17%	29%	20%	23%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Smid Cap Core Fund

	Year ended
Class A shares	3/31/25		3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.82		$13.21	$18.43	$22.43	$12.88
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03		0.04	0.05	(0.04)	(0.06)
Net realized and unrealized gain (loss)	0.02		2.69	(1.44)	(0.18)	9.61
Payment by affiliates	—	[2]	—	—	—	—
Total from investment operations	0.05		2.73	(1.39)	(0.22)	9.55
Less dividends and distributions from:
Net investment income	(0.05)		(0.11)	(0.05)	—	—
Net realized gain	—		—	(3.78)	(3.78)	—
Return of capital	—		(0.01)	—	—	—
Total dividends and distributions	(0.05)		(0.12)	(3.83)	(3.78)	—
Net asset value, end of period	$15.82		$15.82	$13.21	$18.43	$22.43
Total return[3]	0.29%	[2]	20.70%	(7.02% )	(1.21% )	74.15%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$103,557		$115,867	$111,950	$151,380	$176	[4]
Ratio of expenses to average net assets[5]	1.14%		1.14%	1.23%	1.33%	1.37%
Ratio of expenses to average net assets prior to fees waived[5]	1.32%		1.27%	1.44%	1.36%	1.41%
Ratio of net investment income (loss) to average net assets	0.18%		0.29%	0.33%	(0.19% )	(0.37%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	—	[6]	0.16%	0.12%	(0.22% )	(0.41%	)
Portfolio turnover	16%		13%	13%	122%	127%

[1]	Calculated using average shares outstanding.
[2]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Amount is less than 0.005%.

Macquarie Smid Cap Core Fund

	Year ended
Class C shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$11.68		$9.82		$14.84	$18.75	$10.85
Income (loss) from investment operations:
Net investment loss[1]	(0.07)	[2]	(0.05)	[2]	(0.05)	(0.17)	(0.15)
Net realized and unrealized gain (loss)	0.01		1.99		(1.18)	(0.14)	8.05
Payment by affiliates	—	[3]	—		—	—	—
Total from investment operations	(0.06)		1.94		(1.23)	(0.31)	7.90
Less dividends and distributions from:
Net investment income	(0.01)		(0.07)		(0.01)	—	—
Net realized gain	—		—		(3.78)	(3.60)	—
Return of capital	—		(0.01)		—	—	—
Total dividends and distributions	(0.01)		(0.08)		(3.79)	(3.60)	—
Net asset value, end of period	$11.61		$11.68		$9.82	$14.84	$18.75
Total return[4]	(0.49%)	[3]	19.77%		(7.71% )	(1.93% )	72.81%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,533		$11,117		$12,188	$17,505	$22	[5]
Ratio of expenses to average net assets[6]	1.89%		1.89%		1.98%	2.07%	2.09%
Ratio of expenses to average net assets prior to fees waived[6]	2.07%		2.02%		2.18%	2.10%	2.12%
Ratio of net investment loss to average net assets	(0.56%	)	(0.46%	)	(0.42% )	(0.94% )	(1.07%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.74%	)	(0.59%	)	(0.62% )	(0.97% )	(1.10%	)
Portfolio turnover	16%		13%		13%	122%	127%

[1]	Calculated using average shares outstanding.
[2]

The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the “Statements of operations” in the Fund's Form N-CSR filed with the SEC, dated March 31, 2025 and 2024, respectively, due to class specific expenses.

[3]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Smid Cap Core Fund

	Year ended
Institutional Class shares	3/31/25		3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$18.35		$15.28	$20.60	$24.68	$14.10
Income (loss) from investment operations:
Net investment income[1]	0.08		0.09	0.12	0.06	0.02
Net realized and unrealized gain (loss)	0.01		3.11	(1.60)	(0.21)	10.56
Payment by affiliates	—	[2]	—	—	—	—
Total from investment operations	0.09		3.20	(1.48)	(0.15)	10.58
Less dividends and distributions from:
Net investment income	(0.06)		(0.12)	(0.06)	—	—
Net realized gain	—		—	(3.78)	(3.93)	—
Return of capital	—		(0.01)	—	—	—
Total dividends and distributions	(0.06)		(0.13)	(3.84)	(3.93)	—
Net asset value, end of period	$18.38		$18.35	$15.28	$20.60	$24.68
Total return[3]	0.50%	[2]	21.01%	(6.69% )	(0.79% )	75.04%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$148,920		$144,334	$159,794	$316,727	$451	[4]
Ratio of expenses to average net assets[5]	0.89%		0.89%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets prior to fees waived[5]	1.07%		1.02%	0.97%	1.07%	1.09%
Ratio of net investment income to average net assets	0.43%		0.54%	0.68%	0.25%	0.11%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.25%		0.41%	0.60%	0.07%	(0.09%	)
Portfolio turnover	16%		13%	13%	122%	127%

[1]	Calculated using average shares outstanding.
[2]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Smid Cap Core Fund

	Year ended
Class R6 shares	3/31/25		3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$18.60		$15.48	$20.80	$24.88	$14.22
Income (loss) from investment operations:
Net investment income[1]	0.11		0.10	0.12	0.06	0.02
Net realized and unrealized gain (loss)	0.01		3.16	(1.62)	(0.21)	10.64
Payment by affiliates	—	[2]	—	—	—	—
Total from investment operations	0.12		3.26	(1.50)	(0.15)	10.66
Less dividends and distributions from:
Net investment income	(0.08)		(0.13)	(0.04)	—	—
Net realized gain	—		—	(3.78)	(3.93)	—
Return of capital	—		(0.01)	—	—	—
Total dividends and distributions	(0.08)		(0.14)	(3.82)	(3.93)	—
Net asset value, end of period	$18.64		$18.60	$15.48	$20.80	$24.88
Total return[3]	0.62%	[2]	21.17%	(6.73% )	(0.79% )	74.96%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,722		$40,997	$39,951	$82,144	$77	[4]
Ratio of expenses to average net assets[5]	0.77%		0.80%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets prior to fees waived[5]	0.95%		0.99%	0.96%	0.94%	0.95%
Ratio of net investment income to average net assets	0.55%		0.63%	0.67%	0.25%	0.11%
Ratio of net investment income to average net assets prior to fees waived	0.37%		0.44%	0.60%	0.20%	0.05%
Portfolio turnover	16%		13%	13%	122%	127%

[1]	Calculated using average shares outstanding.
[2]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Smid Cap Core Fund

	Year ended
Class R shares	3/31/25		3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.57		$13.01	$18.22	$22.20	$12.78
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.01)	[2]	— [3]	0.01	(0.11)	(0.11)
Net realized and unrealized gain (loss)	0.01		2.65	(1.42)	(0.19)	9.53
Payment by affiliates	—	[4]	—	—	—	—
Total from investment operations	—		2.65	(1.41)	(0.30)	9.42
Less dividends and distributions from:
Net investment income	(0.02)		(0.08)	(0.02)	—	—
Net realized gain	—		—	(3.78)	(3.68)	—
Return of capital	—		(0.01)	—	—	—
Total dividends and distributions	(0.02)		(0.09)	(3.80)	(3.68)	—
Net asset value, end of period	$15.55		$15.57	$13.01	$18.22	$22.20
Total return[5]	—	[4,6]	20.38%	(7.21% )	(1.57% )	73.71%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,360		$21,641	$18,550	$22,950	$25	[7]
Ratio of expenses to average net assets[8]	1.39%		1.39%	1.48%	1.64%	1.64%
Ratio of expenses to average net assets prior to fees waived[8]	1.57%		1.52%	1.54%	1.67%	1.67%
Ratio of net investment income (loss) to average net assets	(0.06%	)	0.04%	0.08%	(0.50% )	(0.64%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.24%	)	(0.09% )	0.02%	(0.53% )	(0.67%	)
Portfolio turnover	16%		13%	13%	122%	127%

[1]	Calculated using average shares outstanding.
[2]

The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the “Statements of operations” in the Fund's Form N-CSR filed with the SEC, dated March 31, 2025, due to class specific expenses.

[3]	Amount is less than $0.005 per share.
[4]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[6]	Total return is less than 0.005%.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Smid Cap Core Fund

	Year ended
Class Y shares	3/31/25		3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$17.30		$14.42	$19.71	$23.73	$13.62
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03		0.04	0.06	(0.04)	(0.05)
Net realized and unrealized gain (loss)	0.01		2.94	(1.53)	(0.19)	10.16
Payment by affiliates	—	[2]	—	—	—	—
Total from investment operations	0.04		2.98	(1.47)	(0.23)	10.11
Less dividends and distributions from:
Net investment income	(0.03)		(0.09)	(0.04)	—	—
Net realized gain	—		—	(3.78)	(3.79)	—
Return of capital	—		(0.01)	—	—	—
Total dividends and distributions	(0.03)		(0.10)	(3.82)	(3.79)	—
Net asset value, end of period	$17.31		$17.30	$14.42	$19.71	$23.73
Total return[3]	0.25%	[2]	20.73%	(7.00% )	(1.19% )	74.23%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,390		$5,772	$5,348	$8,110	$9	[4]
Ratio of expenses to average net assets[5]	1.14%		1.14%	1.20%	1.30%	1.30%
Ratio of expenses to average net assets prior to fees waived[5]	1.32%		1.27%	1.27%	1.33%	1.34%
Ratio of net investment income (loss) to average net assets	0.19%		0.29%	0.35%	(0.17% )	(0.28%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.01%		0.16%	0.28%	(0.20% )	(0.32%	)
Portfolio turnover	16%		13%	13%	122%	127%

[1]	Calculated using average shares outstanding.
[2]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Small Cap Growth Fund

	Year ended
Class A shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$12.97		$11.67		$14.47	$22.28	$13.27
Income (loss) from investment operations:
Net investment loss[1]	(0.11)		(0.09)		(0.07)	(0.16)	(0.18)
Net realized and unrealized gain (loss)	(0.80)		1.99	[2]	(2.12)	(1.56)	11.15
Payment by affiliates	—	[3]	—		—	—	—
Total from investment operations	(0.91)		1.90		(2.19)	(1.72)	10.97
Less dividends and distributions from:
Net investment income	—		—		—	(0.19)	—
Net realized gain	(0.76)		(0.60)		(0.61)	(5.90)	(1.96)
Total dividends and distributions	(0.76)		(0.60)		(0.61)	(6.09)	(1.96)
Net asset value, end of period	$11.30		$12.97		$11.67	$14.47	$22.28
Total return[4]	(7.79%)	[3]	16.98%	[2,5]	(14.90%) [5]	(8.23% )	84.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$510,833		$647,245		$681,798	$1,030,905	$1,318	[6]
Ratio of expenses to average net assets[7]	1.14%	[8]	1.14%		1.21%	1.24%	1.26%
Ratio of expenses to average net assets prior to fees waived[7]	1.30%	[8]	1.25%		1.34%	1.24%	1.26%
Ratio of net investment loss to average net assets	(0.90%	)	(0.80%	)	(0.58% )	(0.81% )	(0.93%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.06%	)	(0.91%	)	(0.71% )	(0.81% )	(0.93%	)
Portfolio turnover	76%		55%		51%	40%	57%

[1]	Calculated using average shares outstanding.
[2]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.09%.

[3]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.

Macquarie Small Cap Growth Fund

	Year ended
Class C shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$7.06		$6.67		$8.66	$15.96	$9.92
Income (loss) from investment operations:
Net investment loss[1]	(0.11)		(0.10)		(0.09)	(0.22)	(0.24)
Net realized and unrealized gain (loss)	(0.39)		1.09		(1.29)	(1.07)	8.24
Payment by affiliates	—	[2]	—		—	—	—
Total from investment operations	(0.50)		0.99		(1.38)	(1.29)	8.00
Less dividends and distributions from:
Net investment income	—		—		—	(0.11)	—
Net realized gain	(0.76)		(0.60)		(0.61)	(5.90)	(1.96)
Total dividends and distributions	(0.76)		(0.60)		(0.61)	(6.01)	(1.96)
Net asset value, end of period	$5.80		$7.06		$6.67	$8.66	$15.96
Total return[3]	(8.53%)	[2]	16.04%	[4]	(15.56%) [4]	(8.89%) [4]	82.81%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,197		$16,724		$20,607	$36,063	$57	[5]
Ratio of expenses to average net assets[6]	1.89%	[7]	1.89%		1.95%	2.04%	2.04%
Ratio of expenses to average net assets prior to fees waived[6]	2.05%	[7]	2.00%		2.28%	2.11%	2.04%
Ratio of net investment loss to average net assets	(1.64%	)	(1.55%	)	(1.33% )	(1.62% )	(1.69%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.80%	)	(1.66%	)	(1.66% )	(1.69% )	(1.69%	)
Portfolio turnover	76%		55%		51%	40%	57%

[1]	Calculated using average shares outstanding.
[2]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.

Financial highlights

Macquarie Small Cap Growth Fund

	Year ended
Institutional Class shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.06		$19.39		$23.48	$32.06	$18.51
Income (loss) from investment operations:
Net investment loss[1]	(0.14)		(0.11)		(0.05)	(0.14)	(0.15)
Net realized and unrealized gain (loss)	(1.43)		3.38	[2]	(3.43)	(2.28)	15.66
Payment by affiliates	—	[3]	—		—	—	—
Total from investment operations	(1.57)		3.27		(3.48)	(2.42)	15.51
Less dividends and distributions from:
Net investment income	—		—		—	(0.26)	—
Net realized gain	(0.76)		(0.60)		(0.61)	(5.90)	(1.96)
Total dividends and distributions	(0.76)		(0.60)		(0.61)	(6.16)	(1.96)
Net asset value, end of period	$19.73		$22.06		$19.39	$23.48	$32.06
Total return[4]	(7.57%)	[3]	17.29%	[2]	(14.68% )	(7.88% )	85.00%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$360,965		$468,025		$560,403	$904,112	$1,216	[5]
Ratio of expenses to average net assets[6]	0.89%	[7]	0.89%		0.89%	0.89%	0.89%
Ratio of expenses to average net assets prior to fees waived[6]	1.05%	[7]	1.00%		0.92%	1.02%	1.03%
Ratio of net investment loss to average net assets	(0.64%	)	(0.55%	)	(0.26% )	(0.46% )	(0.55%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.80%	)	(0.66%	)	(0.29% )	(0.59% )	(0.69%	)
Portfolio turnover	76%		55%		51%	40%	57%

[1]	Calculated using average shares outstanding.
[2]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.05%.

[3]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.

Macquarie Small Cap Growth Fund

	Year ended
Class R6 shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$22.30		$19.58		$23.70	$32.30	$18.63
Income (loss) from investment operations:
Net investment loss[1]	(0.11)		(0.09)		(0.05)	(0.13)	(0.15)
Net realized and unrealized gain (loss)	(1.45)		3.41	[2]	(3.46)	(2.30)	15.78
Payment by affiliates	—	[3]	—		—	—	—
Total from investment operations	(1.56)		3.32		(3.51)	(2.43)	15.63
Less dividends and distributions from:
Net investment income	—		—		—	(0.27)	—
Net realized gain	(0.76)		(0.60)		(0.61)	(5.90)	(1.96)
Total dividends and distributions	(0.76)		(0.60)		(0.61)	(6.17)	(1.96)
Net asset value, end of period	$19.98		$22.30		$19.58	$23.70	$32.30
Total return[4]	(7.44%)	[3]	17.38%	[2,5]	(14.67%) [5]	(7.88% )	85.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$93,491		$175,469		$157,251	$209,855	$252	[6]
Ratio of expenses to average net assets[7]	0.77%	[8]	0.80%		0.89%	0.87%	0.87%
Ratio of expenses to average net assets prior to fees waived[7]	0.94%	[8]	0.91%		0.91%	0.87%	0.87%
Ratio of net investment loss to average net assets	(0.52%	)	(0.46%	)	(0.25% )	(0.44% )	(0.54%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.69%	)	(0.57%	)	(0.27% )	(0.44% )	(0.54%	)
Portfolio turnover	76%		55%		51%	40%	57%

[1]	Calculated using average shares outstanding.
[2]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.05%.

[3]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.

Financial highlights

Macquarie Small Cap Growth Fund

	Year ended
Class R shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$12.18		$11.02		$13.75	$21.50	$12.89
Income (loss) from investment operations:
Net investment loss[1]	(0.14)		(0.11)		(0.10)	(0.23)	(0.24)
Net realized and unrealized gain (loss)	(0.73)		1.87	[2]	(2.02)	(1.49)	10.81
Payment by affiliates	—	[3]	—		—	—	—
Total from investment operations	(0.87)		1.76		(2.12)	(1.72)	10.57
Less dividends and distributions from:
Net investment income	—		—		—	(0.13)	—
Net realized gain	(0.76)		(0.60)		(0.61)	(5.90)	(1.96)
Total dividends and distributions	(0.76)		(0.60)		(0.61)	(6.03)	(1.96)
Net asset value, end of period	$10.55		$12.18		$11.02	$13.75	$21.50
Total return[4]	(7.97%)	[3]	16.70%	[2,5]	(15.18%) [5]	(8.57% )	83.70%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37,847		$44,935		$43,146	$56,050	$70	[6]
Ratio of expenses to average net assets[7]	1.39%	[8]	1.39%		1.48%	1.61%	1.62%
Ratio of expenses to average net assets prior to fees waived[7]	1.55%	[8]	1.50%		1.50%	1.61%	1.62%
Ratio of net investment loss to average net assets	(1.15%	)	(1.05%	)	(0.84% )	(1.19% )	(1.29%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.31%	)	(1.16%	)	(0.86% )	(1.19% )	(1.29%	)
Portfolio turnover	76%		55%		51%	40%	57%

[1]	Calculated using average shares outstanding.
[2]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.09%.

[3]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.

Macquarie Small Cap Growth Fund

	Year ended
Class Y shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.56		$17.31		$21.10	$29.47	$17.17
Income (loss) from investment operations:
Net investment loss[1]	(0.17)		(0.14)		(0.10)	(0.22)	(0.23)
Net realized and unrealized gain (loss)	(1.25)		2.99	[2]	(3.08)	(2.08)	14.49
Payment by affiliates	—	[3]	—		—	—	—
Total from investment operations	(1.42)		2.85		(3.18)	(2.30)	14.26
Less dividends and distributions from:
Net investment income	—		—		—	(0.17)	—
Net realized gain	(0.76)		(0.60)		(0.61)	(5.90)	(1.96)
Total dividends and distributions	(0.76)		(0.60)		(0.61)	(6.07)	(1.96)
Net asset value, end of period	$17.38		$19.56		$17.31	$21.10	$29.47
Total return[4]	(7.77%)	[3]	16.93%	[2,5]	(14.91%) [5]	(8.19%) [5]	84.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,238		$34,019		$72,634	$99,698	$135	[6]
Ratio of expenses to average net assets[7]	1.14%	[8]	1.14%		1.19%	1.23%	1.26%
Ratio of expenses to average net assets prior to fees waived[7]	1.30%	[8]	1.25%		1.21%	1.26%	1.26%
Ratio of net investment loss to average net assets	(0.89%	)	(0.80%	)	(0.56% )	(0.81% )	(0.93%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.05%	)	(0.91%	)	(0.58% )	(0.84% )	(0.93%	)
Portfolio turnover	76%		55%		51%	40%	57%

[1]	Calculated using average shares outstanding.
[2]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.06%.

[3]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.

Financial highlights

Macquarie Systematic Emerging Markets Equity Fund

	Year ended
Class A sharesΦ	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$18.55	$17.37	$22.54	$28.07	$15.61
Income (loss) from investment operations:
Net investment income (loss)[1]	0.45	0.45	0.68	0.15	(0.01)
Net realized and unrealized gain (loss)	0.35	1.30	(3.40)	(5.54)	12.68
Total from investment operations	0.80	1.75	(2.72)	(5.39)	12.67
Less dividends and distributions from:
Net investment income	(0.62)	(0.57)	(0.20)	(0.14)	(0.21)
Net realized gain	—	—	(2.25)	—	—
Total dividends and distributions	(0.62)	(0.57)	(2.45)	(0.14)	(0.21)
Net asset value, end of period	$18.73	$18.55	$17.37	$22.54	$28.07
Total return[2]	4.26% [3]	10.31% [3]	(11.42%) [3]	(19.25%) [3]	81.21%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$134,588	$158,396	$179,755	$263,968	$377	[4]
Ratio of expenses to average net assets[5]	1.05%	1.09%	1.15%	1.35%	1.39%
Ratio of expenses to average net assets prior to fees waived[5]	1.49%	1.51%	1.57%	1.37%	1.39%
Ratio of net investment income (loss) to average net assets	2.35%	2.54%	3.59%	0.55%	(0.03%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	1.91%	2.12%	3.17%	0.53%	(0.03%	)
Portfolio turnover	28%	30%	65%	38%	39%

Φ	Consolidated financial highlights through November 27, 2024.
[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Systematic Emerging Markets Equity Fund

	Year ended
Class C sharesΦ	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.11	$14.26	$19.07	$23.86	$13.31
Income (loss) from investment operations:
Net investment income (loss)[1]	0.25	0.27	0.47	(0.04)	(0.15)
Net realized and unrealized gain (loss)	0.29	1.05	(2.90)	(4.68)	10.79
Total from investment operations	0.54	1.32	(2.43)	(4.72)	10.64
Less dividends and distributions from:
Net investment income	(0.57)	(0.47)	(0.13)	(0.07)	(0.09)
Net realized gain	—	—	(2.25)	—	—
Total dividends and distributions	(0.57)	(0.47)	(2.38)	(0.07)	(0.09)
Net asset value, end of period	$15.08	$15.11	$14.26	$19.07	$23.86
Total return[2]	3.49% [3]	9.48% [3]	(12.02%) [3]	(19.83%) [3]	80.00%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,481	$16,558	$23,136	$39,227	$57	[4]
Ratio of expenses to average net assets[5]	1.80%	1.80%	1.84%	2.07%	2.10%
Ratio of expenses to average net assets prior to fees waived[5]	2.24%	2.26%	2.29%	2.09%	2.10%
Ratio of net investment income (loss) to average net assets	1.62%	1.88%	2.95%	(0.17% )	(0.73%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	1.18%	1.42%	2.50%	(0.19% )	(0.73%	)
Portfolio turnover	28%	30%	65%	38%	39%

Φ	Consolidated financial highlights through November 27, 2024.
[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Systematic Emerging Markets Equity Fund

	Year ended
Institutional Class sharesΦ	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.37	$18.12	$23.33	$29.05	$16.13
Income (loss) from investment operations:
Net investment income[1]	0.52	0.52	0.79	0.26	0.09
Net realized and unrealized gain (loss)	0.37	1.35	(3.53)	(5.74)	13.12
Total from investment operations	0.89	1.87	(2.74)	(5.48)	13.21
Less dividends and distributions from:
Net investment income	(0.67)	(0.62)	(0.22)	(0.24)	(0.29)
Net realized gain	—	—	(2.25)	—	—
Total dividends and distributions	(0.67)	(0.62)	(2.47)	(0.24)	(0.29)
Net asset value, end of period	$19.59	$19.37	$18.12	$23.33	$29.05
Total return[2]	4.53%	10.55%	(11.08% )	(18.96% )	82.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$384,443	$432,708	$532,766	$912,326	$1,548 [3]
Ratio of expenses to average net assets[4]	0.80%	0.80%	0.81%	0.98%	0.99%
Ratio of expenses to average net assets prior to fees waived[4]	1.24%	1.26%	1.08%	1.08%	1.10%
Ratio of net investment income to average net assets	2.61%	2.85%	4.00%	0.93%	0.37%
Ratio of net investment income to average net assets prior to fees waived	2.17%	2.39%	3.73%	0.83%	0.26%
Portfolio turnover	28%	30%	65%	38%	39%

Φ	Consolidated financial highlights through November 27, 2024.
[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Systematic Emerging Markets Equity Fund

	Year ended
Class R6 sharesΦ	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.49	$18.22	$23.46	$29.21	$16.22
Income (loss) from investment operations:
Net investment income[1]	0.55	0.54	0.78	0.28	0.10
Net realized and unrealized gain (loss)	0.37	1.37	(3.53)	(5.77)	13.19
Total from investment operations	0.92	1.91	(2.75)	(5.49)	13.29
Less dividends and distributions from:
Net investment income	(0.70)	(0.64)	(0.24)	(0.26)	(0.30)
Net realized gain	—	—	(2.25)	—	—
Total dividends and distributions	(0.70)	(0.64)	(2.49)	(0.26)	(0.30)
Net asset value, end of period	$19.71	$19.49	$18.22	$23.46	$29.21
Total return[2]	4.65% [3]	10.74% [3]	(11.06%) [3]	(18.89%) [3]	82.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$95,319	$120,493	$144,999	$254,340	$353 [4]
Ratio of expenses to average net assets[5]	0.65%	0.69%	0.76%	0.92%	0.95%
Ratio of expenses to average net assets prior to fees waived[5]	1.09%	1.11%	1.05%	0.93%	0.95%
Ratio of net investment income to average net assets	2.74%	2.92%	3.94%	0.98%	0.40%
Ratio of net investment income to average net assets prior to fees waived	2.30%	2.50%	3.65%	0.97%	0.40%
Portfolio turnover	28%	30%	65%	38%	39%

Φ	Consolidated financial highlights through November 27, 2024.
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Systematic Emerging Markets Equity Fund

	Year ended
Class R sharesΦ	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$18.25	$17.12	$22.26	$27.75	$15.44
Income (loss) from investment operations:
Net investment income (loss)[1]	0.40	0.40	0.61	0.06	(0.07)
Net realized and unrealized gain (loss)	0.33	1.27	(3.33)	(5.46)	12.53
Total from investment operations	0.73	1.67	(2.72)	(5.40)	12.46
Less dividends and distributions from:
Net investment income	(0.59)	(0.54)	(0.17)	(0.09)	(0.15)
Net realized gain	—	—	(2.25)	—	—
Total dividends and distributions	(0.59)	(0.54)	(2.42)	(0.09)	(0.15)
Net asset value, end of period	$18.39	$18.25	$17.12	$22.26	$27.75
Total return[2]	3.97% [3]	9.99% [3]	(11.57%) [3]	(19.51%) [3]	80.73%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,808	$5,880	$6,070	$7,540	$11	[4]
Ratio of expenses to average net assets[5]	1.30%	1.30%	1.37%	1.67%	1.69%
Ratio of expenses to average net assets prior to fees waived[5]	1.74%	1.76%	1.64%	1.68%	1.69%
Ratio of net investment income (loss) to average net assets	2.10%	2.32%	3.30%	0.22%	(0.32%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	1.66%	1.86%	3.03%	0.21%	(0.32%	)
Portfolio turnover	28%	30%	65%	38%	39%

Φ	Consolidated financial highlights through November 27, 2024.
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Systematic Emerging Markets Equity Fund

	Year ended
Class Y sharesΦ	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$19.00	$17.79	$23.01	$28.65	$15.92
Income (loss) from investment operations:
Net investment income[1]	0.46	0.46	0.67	0.16	0.01
Net realized and unrealized gain (loss)	0.36	1.32	(3.44)	(5.65)	12.94
Total from investment operations	0.82	1.78	(2.77)	(5.49)	12.95
Less dividends and distributions from:
Net investment income	(0.63)	(0.57)	(0.20)	(0.15)	(0.22)
Net realized gain	—	—	(2.25)	—	—
Total dividends and distributions	(0.63)	(0.57)	(2.45)	(0.15)	(0.22)
Net asset value, end of period	$19.19	$19.00	$17.79	$23.01	$28.65
Total return[2]	4.26% [2]	10.25% [3]	(11.38%) [3]	(19.23%) [3]	81.40%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,855	$26,993	$27,664	$29,380	$40 [4]
Ratio of expenses to average net assets[5]	1.05%	1.09%	1.14%	1.31%	1.34%
Ratio of expenses to average net assets prior to fees waived[5]	1.49%	1.51%	1.41%	1.32%	1.34%
Ratio of net investment income to average net assets	2.34%	2.55%	3.50%	0.59%	0.04%
Ratio of net investment income to average net assets prior to fees waived	1.90%	2.13%	3.23%	0.58%	0.04%
Portfolio turnover	28%	30%	65%	38%	39%

Φ	Consolidated financial highlights through November 27, 2024.
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Climate Solutions Fund

	Year ended
Class A shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.25	$9.88	$9.69	$6.18	$3.25
Income (loss) from investment operations:
Net investment income[1]	0.10	0.09	0.18	0.11	0.07
Net realized and unrealized gain (loss)	(0.60)	(0.48) [2]	0.18	3.51	2.97
Total from investment operations	(0.50)	(0.39)	0.36	3.62	3.04
Less dividends and distributions from:
Net investment income	(0.11)	(0.24)	(0.17)	(0.11)	(0.11)
Total dividends and distributions	(0.11)	(0.24)	(0.17)	(0.11)	(0.11)
Net asset value, end of period	$8.64	$9.25	$9.88	$9.69	$6.18
Total return[3]	(5.52% )	(3.92%) [2]	3.68%	59.24%	94.23%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$40,972	$60,980	$91,379	$104,280	$72 [4]
Ratio of expenses to average net assets[5]	1.24%	1.24%	1.28%	1.35%	1.35%
Ratio of expenses to average net assets prior to fees waived[5]	1.50%	1.43%	1.48%	1.72%	1.87%
Ratio of net investment income to average net assets	1.04%	1.00%	1.80%	1.60%	1.52%
Ratio of net investment income to average net assets prior to fees waived	0.78%	0.81%	1.60%	1.23%	1.00%
Portfolio turnover	20%	13%	108%	113%	30%

[1]	Calculated using average shares outstanding.
[2]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.10%.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Climate Solutions Fund

	Year ended
Class C shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.48	$9.03	$8.88	$5.68	$2.97
Income (loss) from investment operations:
Net investment income[1]	0.02	0.03	0.09	0.06	0.03
Net realized and unrealized gain (loss)	(0.55)	(0.44) [2]	0.17	3.21	2.73
Total from investment operations	(0.53)	(0.41)	0.26	3.27	2.76
Less dividends and distributions from:
Net investment income	(0.04)	(0.14)	(0.11)	(0.07)	(0.05)
Total dividends and distributions	(0.04)	(0.14)	(0.11)	(0.07)	(0.05)
Net asset value, end of period	$7.91	$8.48	$9.03	$8.88	$5.68
Total return[3]	(6.29% )	(4.57%) [2]	2.88%	57.97%	93.07%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,164	$4,902	$9,909	$13,503	$9 [4]
Ratio of expenses to average net assets[5]	1.99%	1.99%	2.03%	2.09%	2.09%
Ratio of expenses to average net assets prior to fees waived[5]	2.25%	2.18%	2.17%	2.34%	2.44%
Ratio of net investment income to average net assets	0.29%	0.32%	1.00%	0.87%	0.77%
Ratio of net investment income to average net assets prior to fees waived	0.03%	0.13%	0.86%	0.62%	0.42%
Portfolio turnover	20%	13%	108%	113%	30%

[1]	Calculated using average shares outstanding.
[2]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.11%.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Climate Solutions Fund

	Year ended
Institutional Class shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.69	$10.34	$10.13	$6.45	$3.40
Income (loss) from investment operations:
Net investment income[1]	0.13	0.13	0.22	0.14	0.09
Net realized and unrealized gain (loss)	(0.64)	(0.51) [2]	0.18	3.67	3.11
Total from investment operations	(0.51)	(0.38)	0.40	3.81	3.20
Less dividends and distributions from:
Net investment income	(0.12)	(0.27)	(0.19)	(0.13)	(0.15)
Total dividends and distributions	(0.12)	(0.27)	(0.19)	(0.13)	(0.15)
Net asset value, end of period	$9.06	$9.69	$10.34	$10.13	$6.45
Total return[3]	(5.32% )	(3.69%) [2]	3.97%	59.90%	95.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,515	$55,024	$97,636	$110,841	$97 [4]
Ratio of expenses to average net assets[5]	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets prior to fees waived[5]	1.25%	1.18%	1.00%	1.14%	1.20%
Ratio of net investment income to average net assets	1.29%	1.32%	2.09%	1.93%	1.87%
Ratio of net investment income to average net assets prior to fees waived	1.03%	1.13%	2.08%	1.78%	1.66%
Portfolio turnover	20%	13%	108%	113%	30%

[1]	Calculated using average shares outstanding.
[2]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.10%.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Climate Solutions Fund

	Year ended
Class R6 shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.73	$10.39	$10.18	$6.49	$3.42
Income (loss) from investment operations:
Net investment income[1]	0.15	0.13	0.22	0.16	0.09
Net realized and unrealized gain (loss)	(0.65)	(0.51) [2]	0.19	3.66	3.13
Total from investment operations	(0.50)	(0.38)	0.41	3.82	3.22
Less dividends and distributions from:
Net investment income	(0.13)	(0.28)	(0.20)	(0.13)	(0.15)
Total dividends and distributions	(0.13)	(0.28)	(0.20)	(0.13)	(0.15)
Net asset value, end of period	$9.10	$9.73	$10.39	$10.18	$6.49
Total return[3]	(5.17% )	(3.58%) [2]	4.03%	59.68%	95.11%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,431	$2,879	$3,411	$6,610	$3 [4]
Ratio of expenses to average net assets[5]	0.82%	0.88%	0.96%	0.98%	0.99%
Ratio of expenses to average net assets prior to fees waived[5]	1.08%	1.07%	0.97%	0.99%	1.02%
Ratio of net investment income to average net assets	1.52%	1.35%	2.09%	2.07%	1.84%
Ratio of net investment income to average net assets prior to fees waived	1.26%	1.16%	2.08%	2.06%	1.81%
Portfolio turnover	20%	13%	108%	113%	30%

[1]	Calculated using average shares outstanding.
[2]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.10%.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Climate Solutions Fund

	Year ended
Class R shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.13	$9.74	$9.57	$6.10	$3.20
Income (loss) from investment operations:
Net investment income[1]	0.07	0.07	0.15	0.09	0.05
Net realized and unrealized gain (loss)	(0.59)	(0.48) [2]	0.17	3.46	2.93
Total from investment operations	(0.52)	(0.41)	0.32	3.55	2.98
Less dividends and distributions from:
Net investment income	(0.08)	(0.20)	(0.15)	(0.08)	(0.08)
Total dividends and distributions	(0.08)	(0.20)	(0.15)	(0.08)	(0.08)
Net asset value, end of period	$8.53	$9.13	$9.74	$9.57	$6.10
Total return[3]	(5.72%) [4]	(4.14%) [2,4]	3.31% [4]	58.80%	93.40%	[4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,060	$19,602	$33,606	$36,368	$24	[5]
Ratio of expenses to average net assets[6]	1.49%	1.49%	1.56%	1.73%	1.75%
Ratio of expenses to average net assets prior to fees waived[6]	1.75%	1.68%	1.57%	1.73%	1.77%
Ratio of net investment income to average net assets	0.77%	0.77%	1.49%	1.23%	1.06%
Ratio of net investment income to average net assets prior to fees waived	0.51%	0.58%	1.48%	1.23%	1.04%
Portfolio turnover	20%	13%	108%	113%	30%

[1]	Calculated using average shares outstanding.
[2]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.10%.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Climate Solutions Fund

	Year ended
Class Y shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.46	$10.08	$9.85	$6.28	$3.30
Income (loss) from investment operations:
Net investment income[1]	0.10	0.10	0.18	0.12	0.07
Net realized and unrealized gain (loss)	(0.63)	(0.49) [2]	0.19	3.56	3.02
Total from investment operations	(0.53)	(0.39)	0.37	3.68	3.09
Less dividends and distributions from:
Net investment income	(0.08)	(0.23)	(0.14)	(0.11)	(0.11)
Total dividends and distributions	(0.08)	(0.23)	(0.14)	(0.11)	(0.11)
Net asset value, end of period	$8.85	$9.46	$10.08	$9.85	$6.28
Total return[3]	(5.63% )	(3.89%) [2]	3.69%	59.24%	94.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,386	$4,435	$7,290	$11,467	$8 [4]
Ratio of expenses to average net assets[5]	1.24%	1.24%	1.28%	1.35%	1.35%
Ratio of expenses to average net assets prior to fees waived[5]	1.50%	1.43%	1.29%	1.38%	1.42%
Ratio of net investment income to average net assets	1.07%	1.03%	1.81%	1.61%	1.50%
Ratio of net investment income to average net assets prior to fees waived	0.81%	0.84%	1.80%	1.58%	1.43%
Portfolio turnover	20%	13%	108%	113%	30%

[1]	Calculated using average shares outstanding.
[2]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.10%.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Healthcare Fund

	Year ended
Class A shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$27.58	$24.40	$27.35	$27.71	$22.75
Income (loss) from investment operations:
Net investment income[1]	0.09	0.06	0.08	0.06	0.03
Net realized and unrealized gain (loss)	(0.41)	4.58	(0.76)	1.06	6.49
Payment by affiliates	— [2]	—	—	—	—
Total from investment operations	(0.32)	4.64	(0.68)	1.12	6.52
Less dividends and distributions from:
Net investment income	(0.03)	(0.15)	—	—	(0.06)
Net realized gain	(3.26)	(1.31)	(2.27)	(1.48)	(1.50)
Total dividends and distributions	(3.29)	(1.46)	(2.27)	(1.48)	(1.56)
Net asset value, end of period	$23.97	$27.58	$24.40	$27.35	$27.71
Total return[3]	(1.54%) [4]	20.06% [4]	(2.98%) [4]	4.44%	28.55%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$181,597	$216,521	$219,518	$311,815	$344,531
Ratio of expenses to average net assets[5]	1.27%	1.21%	1.23%	1.24%	1.23%
Ratio of expenses to average net assets prior to fees waived[5]	1.26%	1.25%	1.26%	1.24%	1.23%
Ratio of net investment income to average net assets	0.32%	0.23%	0.32%	0.20%	0.11%
Ratio of net investment income to average net assets prior to fees waived	0.27%	0.19%	0.29%	0.20%	0.11%
Portfolio turnover	5%	5%	3%	1%	22%

[1]	Calculated using average shares outstanding.
[2]

Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Healthcare Fund

	Year ended
Class C shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$24.86		$22.15		$25.22	$25.86	$21.42
Income (loss) from investment operations:
Net investment loss[1]	(0.11)	[2]	(0.12)		(0.10)	(0.14)	(0.17)
Net realized and unrealized gain (loss)	(0.35)		4.14		(0.70)	0.98	6.11
Payment by affiliates	—	[3]	—		—	—	—
Total from investment operations	(0.46)		4.02		(0.80)	0.84	5.94
Less dividends and distributions from:
Net realized gain	(3.26)		(1.31)		(2.27)	(1.48)	(1.50)
Total dividends and distributions	(3.26)		(1.31)		(2.27)	(1.48)	(1.50)
Net asset value, end of period	$21.14		$24.86		$22.15	$25.22	$25.86
Total return[4]	(2.29%)	[5]	19.18%	[5]	(3.73%) [5]	3.66%	27.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,247		$57,364		$69,423	$86,748	$112,012
Ratio of expenses to average net assets[6]	1.96%		1.96%		1.98%	1.99%	1.98%
Ratio of expenses to average net assets prior to fees waived[6]	2.01%		2.00%		2.01%	1.99%	1.98%
Ratio of net investment loss to average net assets	(0.43%	)	(0.52%	)	(0.43% )	(0.55% )	(0.64% )
Ratio of net investment loss to average net assets prior to fees waived	(0.48%	)	(0.56%	)	(0.46% )	(0.55% )	(0.64% )
Portfolio turnover	5%		5%		3%	1%	22%

[1]	Calculated using average shares outstanding.
[2]

The per share amount of net investment loss does not directly correlate to the amounts reported in the “Statements of operations” in the Fund's Form N-CSR filed with the SEC, dated March 31, 2025, due to class specific expenses.

[3]

Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Healthcare Fund

	Year ended
Class R shares	3/31/25	3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$26.87	$23.81		$26.81	$27.26	$22.40
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	—	[2]	0.02	(0.01)	(0.04)
Net realized and unrealized gain (loss)	(0.40)	4.46		(0.75)	1.04	6.40
Payment by affiliates	— [3]	—		—	—	—
Total from investment operations	(0.38)	4.46		(0.73)	1.03	6.36
Less dividends and distributions from:
Net investment income	—	(0.09)		—	—	—
Net realized gain	(3.26)	(1.31)		(2.27)	(1.48)	(1.50)
Total dividends and distributions	(3.26)	(1.40)		(2.27)	(1.48)	(1.50)
Net asset value, end of period	$23.23	$26.87		$23.81	$26.81	$27.26
Total return[4]	(1.80%) [5]	19.74%	[5]	(3.23%) [5]	4.18%	28.30%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,329	$2,999		$3,042	$4,130	$4,867
Ratio of expenses to average net assets[6]	1.46%	1.46%		1.48%	1.49%	1.48%
Ratio of expenses to average net assets prior to fees waived[6]	1.51%	1.50%		1.51%	1.49%	1.48%
Ratio of net investment income (loss) to average net assets	0.08%	(0.02%	)	0.07%	(0.05% )	(0.14% )
Ratio of net investment income (loss) to average net assets prior to fees waived	0.03%	(0.06%	)	0.04%	(0.05% )	(0.14% )
Portfolio turnover	5%	5%		3%	1%	22%

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $(0.005) per share.
[3]

Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Healthcare Fund

	Year ended
Institutional Class shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$27.87	$24.65	$27.60	$27.93	$22.91
Income (loss) from investment operations:
Net investment income[1]	0.16	0.12	0.15	0.13	0.10
Net realized and unrealized gain (loss)	(0.42)	4.63	(0.77)	1.06	6.55
Payments by affiliates	— [2]	—	—	—	—
Total from investment operations	(0.26)	4.75	(0.62)	1.19	6.65
Less dividends and distributions from:
Net investment income	(0.10)	(0.22)	(0.06)	(0.04)	(0.13)
Net realized gain	(3.26)	(1.31)	(2.27)	(1.48)	(1.50)
Total dividends and distributions	(3.36)	(1.53)	(2.33)	(1.52)	(1.63)
Net asset value, end of period	$24.25	$27.87	$24.65	$27.60	$27.93
Total return[3]	(1.30%) [4]	20.36% [4]	(2.73%) [4]	4.69%	28.91%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$481,915	$514,435	$524,097	$542,943	$684,831
Ratio of expenses to average net assets[5]	0.96%	0.96%	0.98%	0.99%	0.98%
Ratio of expenses to average net assets prior to fees waived[5]	1.01%	1.00%	1.01%	0.99%	0.98%
Ratio of net investment income to average net assets	0.58%	0.48%	0.57%	0.45%	0.36%
Ratio of net investment income to average net assets prior to fees waived	0.53%	0.44%	0.54%	0.45%	0.36%
Portfolio turnover	5%	5%	3%	1%	22%

[1]	Calculated using average shares outstanding.
[2]

Payment by affiliates is less than $0.005 per share and 0.005% on total return, respectively. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Natural Resources Fund

	Year ended
Class A shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$16.16	$15.75	$16.92	$12.42	$7.85
Income (loss) from investment operations:
Net investment income[1]	0.14	0.39	0.35	0.21	0.09
Net realized and unrealized gain (loss)	(0.40)	0.33	(1.20)	4.61	4.51
Total from investment operations	(0.26)	0.72	(0.85)	4.82	4.60
Less dividends and distributions from:
Net investment income	(0.72)	(0.31)	(0.32)	(0.32)	(0.03)
Return of capital	(0.13)	—	—	—	—
Total dividends and distributions	(0.85)	(0.31)	(0.32)	(0.32)	(0.03)
Net asset value, end of period	$15.05	$16.16	$15.75	$16.92	$12.42
Total return[2]	(1.80%) [3]	4.63%	(5.03%) [3]	39.47%	58.68%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$102,747	$123,472	$150,383	$170,746	$136 [4]
Ratio of expenses to average net assets[5]	1.39%	1.20%	1.44%	1.82%	1.84%
Ratio of expenses to average net assets prior to fees waived[5]	1.46%	1.20%	1.65%	1.82%	1.84%
Ratio of net investment income to average net assets	0.86%	2.54%	2.20%	1.57%	0.82%
Ratio of net investment income to average net assets prior to fees waived	0.79%	2.54%	1.99%	1.57%	0.82%
Portfolio turnover	47%	37%	48%	116%	52%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Natural Resources Fund

	Year ended
Class C shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$12.99	$12.71	$13.81	$10.22	$6.48
Income (loss) from investment operations:
Net investment income[1]	0.01	0.21	0.19	0.09	0.01
Net realized and unrealized gain (loss)	(0.31)	0.28	(0.98)	3.77	3.74
Total from investment operations	(0.30)	0.49	(0.79)	3.86	3.75
Less dividends and distributions from:
Net investment income	(0.64)	(0.21)	(0.31)	(0.27)	(0.01)
Return of capital	(0.13)	—	—	—	—
Total dividends and distributions	(0.77)	(0.21)	(0.31)	(0.27)	(0.01)
Net asset value, end of period	$11.92	$12.99	$12.71	$13.81	$10.22
Total return[2]	(2.52%) [3]	3.89%	(5.76%) [3]	38.45%	57.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,874	$2,394	$3,846	$3,460	$3 [4]
Ratio of expenses to average net assets[5]	2.14%	1.95%	2.20%	2.52%	2.49%
Ratio of expenses to average net assets prior to fees waived[5]	2.21%	1.95%	2.42%	2.52%	2.49%
Ratio of net investment income to average net assets	0.10%	1.72%	1.46%	0.84%	0.07%
Ratio of net investment income to average net assets prior to fees waived	0.03%	1.72%	1.24%	0.84%	0.07%
Portfolio turnover	47%	37%	48%	116%	52%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Natural Resources Fund

	Year ended
Institutional Class shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$16.99	$16.52	$17.72	$12.99	$8.18
Income (loss) from investment operations:
Net investment income[1]	0.19	0.45	0.42	0.31	0.16
Net realized and unrealized gain (loss)	(0.43)	0.35	(1.25)	4.82	4.73
Total from investment operations	(0.24)	0.80	(0.83)	5.13	4.89
Less dividends and distributions from:
Net investment income	(0.74)	(0.33)	(0.37)	(0.40)	(0.08)
Return of capital	(0.13)	—	—	—	—
Total dividends and distributions	(0.87)	(0.33)	(0.37)	(0.40)	(0.08)
Net asset value, end of period	$15.88	$16.99	$16.52	$17.72	$12.99
Total return[2]	(1.57%) [3]	4.93%	(4.73%) [3]	40.30%	59.85%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$42,165	$51,824	$76,474	$84,343	$71 [4]
Ratio of expenses to average net assets[5]	1.14%	0.95%	1.11%	1.21%	1.20%
Ratio of expenses to average net assets prior to fees waived[5]	1.21%	0.95%	1.14%	1.21%	1.20%
Ratio of net investment income to average net assets	1.12%	2.78%	2.52%	2.17%	1.46%
Ratio of net investment income to average net assets prior to fees waived	1.05%	2.78%	2.49%	2.17%	1.46%
Portfolio turnover	47%	37%	48%	116%	52%

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Natural Resources Fund

	Year ended
Class R6 shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$16.96	$16.56	$17.79	$13.03	$8.21
Income (loss) from investment operations:
Net investment income[1]	0.22	0.48	0.42	0.36	0.18
Net realized and unrealized gain (loss)	(0.43)	0.31	(1.24)	4.82	4.73
Total from investment operations	(0.21)	0.79	(0.82)	5.18	4.91
Less dividends and distributions from:
Net investment income	(0.76)	(0.39)	(0.41)	(0.42)	(0.09)
Return of capital	(0.13)	—	—	—	—
Total dividends and distributions	(0.89)	(0.39)	(0.41)	(0.42)	(0.09)
Net asset value, end of period	$15.86	$16.96	$16.56	$17.79	$13.03
Total return[2]	(1.41%) [3]	4.89%	(4.63%) [3]	40.61%	59.94%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,730	$5,446	$4,213	$2,228	$1 [4]
Ratio of expenses to average net assets[5]	0.98%	0.92%	1.03%	1.04%	0.99%
Ratio of expenses to average net assets prior to fees waived[5]	1.05%	0.92%	1.07%	1.04%	0.99%
Ratio of net investment income to average net assets	1.26%	2.93%	2.49%	2.46%	1.64%
Ratio of net investment income to average net assets prior to fees waived	1.19%	2.93%	2.45%	2.46%	1.64%
Portfolio turnover	47%	37%	48%	116%	52%

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Natural Resources Fund

	Year ended
Class R shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.93	$15.52	$16.69	$12.25	$7.75
Income (loss) from investment operations:
Net investment income[1]	0.10	0.35	0.32	0.22	0.09
Net realized and unrealized gain (loss)	(0.39)	0.31	(1.19)	4.54	4.45
Total from investment operations	(0.29)	0.66	(0.87)	4.76	4.54
Less dividends and distributions from:
Net investment income	(0.64)	(0.25)	(0.30)	(0.32)	(0.04)
Return of capital	(0.13)	—	—	—	—
Total dividends and distributions	(0.77)	(0.25)	(0.30)	(0.32)	(0.04)
Net asset value, end of period	$14.87	$15.93	$15.52	$16.69	$12.25
Total return[2]	(2.00%) [3]	4.33%	(5.21%) [3]	39.60%	58.67%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,305	$9,011	$12,202	$14,145	$12 [4]
Ratio of expenses to average net assets[5]	1.64%	1.45%	1.64%	1.78%	1.77%
Ratio of expenses to average net assets prior to fees waived[5]	1.71%	1.45%	1.66%	1.78%	1.77%
Ratio of net investment income to average net assets	0.60%	2.28%	2.03%	1.60%	0.90%
Ratio of net investment income to average net assets prior to fees waived	0.53%	2.28%	2.01%	1.60%	0.90%
Portfolio turnover	47%	37%	48%	116%	52%

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Natural Resources Fund

	Year ended
Class Y shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$16.63	$16.19	$17.38	$12.74	$8.04
Income (loss) from investment operations:
Net investment income[1]	0.14	0.40	0.38	0.28	0.13
Net realized and unrealized gain (loss)	(0.41)	0.33	(1.24)	4.73	4.63
Total from investment operations	(0.27)	0.73	(0.86)	5.01	4.76
Less dividends and distributions from:
Net investment income	(0.70)	(0.29)	(0.33)	(0.37)	(0.06)
Return of capital	(0.13)	—	—	—	—
Total dividends and distributions	(0.83)	(0.29)	(0.33)	(0.37)	(0.06)
Net asset value, end of period	$15.53	$16.63	$16.19	$17.38	$12.74
Total return[2]	(1.79%) [3]	4.60%	(4.95%) [3]	40.08%	59.33%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,807	$10,505	$12,632	$14,348	$11 [4]
Ratio of expenses to average net assets[5]	1.39%	1.20%	1.35%	1.42%	1.42%
Ratio of expenses to average net assets prior to fees waived[5]	1.46%	1.20%	1.38%	1.42%	1.42%
Ratio of net investment income to average net assets	0.86%	2.54%	2.27%	1.97%	1.23%
Ratio of net investment income to average net assets prior to fees waived	0.79%	2.54%	2.24%	1.97%	1.23%
Portfolio turnover	47%	37%	48%	116%	52%

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Real Estate Securities Fund

	Year ended
Class A shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.74	$16.43	$27.72	$24.82	$18.83
Income (loss) from investment operations:
Net investment income[1]	0.23	0.26	0.30	0.21	0.17
Net realized and unrealized gain (loss)	1.21	0.79	(5.87)	6.44	6.22
Total from investment operations	1.44	1.05	(5.57)	6.65	6.39
Less dividends and distributions from:
Net investment income	(0.26)	(0.55)	(0.40)	(0.14)	(0.25)
Net realized gain	(2.00)	(1.19)	(5.32)	(3.61)	(0.15)
Total dividends and distributions	(2.26)	(1.74)	(5.72)	(3.75)	(0.40)
Net asset value, end of period	$14.92	$15.74	$16.43	$27.72	$24.82
Total return[2]	8.89% [3]	6.55% [3]	(20.26%) [3]	26.90%	34.24% [3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$59,981	$70,391	$86,795	$143,562	$130 [4]
Ratio of expenses to average net assets[5]	1.20%	1.20%	1.29%	1.38%	1.45%
Ratio of expenses to average net assets prior to fees waived[5]	1.54%	1.39%	1.57%	1.38%	1.55%
Ratio of net investment income to average net assets	1.46%	1.62%	1.39%	0.74%	0.79%
Ratio of net investment income to average net assets prior to fees waived	1.12%	1.43%	1.11%	0.74%	0.69%
Portfolio turnover	45%	36%	57%	43%	76%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Real Estate Securities Fund

	Year ended
Class C shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$14.86	$15.60	$26.73	$24.11	$18.32
Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.13	0.10	(0.07)	0.06
Net realized and unrealized gain (loss)	1.13	0.76	(5.66)	6.27	5.96
Total from investment operations	1.24	0.89	(5.56)	6.20	6.02
Less dividends and distributions from:
Net investment income	(0.17)	(0.44)	(0.25)	—	(0.08)
Net realized gain	(2.00)	(1.19)	(5.32)	(3.58)	(0.15)
Total dividends and distributions	(2.17)	(1.63)	(5.57)	(3.58)	(0.23)
Net asset value, end of period	$13.93	$14.86	$15.60	$26.73	$24.11
Total return[2]	8.07% [3]	5.79% [3]	(21.00%) [3]	25.74%	33.03% [3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$380	$577	$815	$1,707	$2 [4]
Ratio of expenses to average net assets[5]	1.95%	1.95%	2.19%	2.33%	2.33%
Ratio of expenses to average net assets prior to fees waived[5]	2.29%	2.14%	2.76%	2.33%	2.43%
Ratio of net investment income (loss) to average net assets	0.72%	0.83%	0.49%	(0.24% )	0.27%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.38%	0.64%	(0.08% )	(0.24% )	0.17%
Portfolio turnover	45%	36%	57%	43%	76%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Real Estate Securities Fund

	Year ended
Institutional Class shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$16.04	$16.70	$28.05	$25.05	$18.99
Income (loss) from investment operations:
Net investment income[1]	0.28	0.32	0.38	0.29	0.25
Net realized and unrealized gain (loss)	1.23	0.79	(5.97)	6.52	6.27
Total from investment operations	1.51	1.11	(5.59)	6.81	6.52
Less dividends and distributions from:
Net investment income	(0.28)	(0.58)	(0.44)	(0.20)	(0.31)
Net realized gain	(2.00)	(1.19)	(5.32)	(3.61)	(0.15)
Total dividends and distributions	(2.28)	(1.77)	(5.76)	(3.81)	(0.46)
Net asset value, end of period	$15.27	$16.04	$16.70	$28.05	$25.05
Total return[2]	9.22% [3]	6.84% [3]	(20.07%) [3]	27.32%	34.68% [3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,108	$40,263	$64,516	$133,161	$127 [4]
Ratio of expenses to average net assets[5]	0.95%	0.95%	1.00%	1.09%	1.08%
Ratio of expenses to average net assets prior to fees waived[5]	1.29%	1.14%	1.09%	1.09%	1.18%
Ratio of net investment income to average net assets	1.74%	1.94%	1.74%	1.01%	1.15%
Ratio of net investment income to average net assets prior to fees waived	1.40%	1.75%	1.65%	1.01%	1.05%
Portfolio turnover	45%	36%	57%	43%	76%

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Real Estate Securities Fund

	Year ended
Class R6 shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$16.07	$16.74	$28.10	$25.09	$19.02
Income (loss) from investment operations:
Net investment income[1]	0.28	0.31	0.28	0.36	0.28
Net realized and unrealized gain (loss)	1.26	0.82	(5.86)	6.50	6.28
Total from investment operations	1.54	1.13	(5.58)	6.86	6.56
Less dividends and distributions from:
Net investment income	(0.31)	(0.61)	(0.46)	(0.24)	(0.34)
Net realized gain	(2.00)	(1.19)	(5.32)	(3.61)	(0.15)
Total dividends and distributions	(2.31)	(1.80)	(5.78)	(3.85)	(0.49)
Net asset value, end of period	$15.30	$16.07	$16.74	$28.10	$25.09
Total return[2]	9.36% [3]	6.94% [3]	(19.99%) [3]	27.48%	34.84% [3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,373	$1,938	$1,973	$1,112	$1 [4]
Ratio of expenses to average net assets[5]	0.80%	0.85%	0.99%	0.93%	0.94%
Ratio of expenses to average net assets prior to fees waived[5]	1.14%	1.09%	1.06%	0.93%	1.04%
Ratio of net investment income to average net assets	1.73%	1.90%	1.38%	1.26%	1.26%
Ratio of net investment income to average net assets prior to fees waived	1.39%	1.66%	1.31%	1.26%	1.16%
Portfolio turnover	45%	36%	57%	43%	76%

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Real Estate Securities Fund

	Year ended
Class R shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.67	$16.36	$27.66	$24.78	$18.81
Income (loss) from investment operations:
Net investment income[1]	0.18	0.19	0.20	0.12	0.13
Net realized and unrealized gain (loss)	1.22	0.82	(5.82)	6.44	6.20
Total from investment operations	1.40	1.01	(5.62)	6.56	6.33
Less dividends and distributions from:
Net investment income	(0.24)	(0.51)	(0.36)	(0.07)	(0.21)
Net realized gain	(2.00)	(1.19)	(5.32)	(3.61)	(0.15)
Total dividends and distributions	(2.24)	(1.70)	(5.68)	(3.68)	(0.36)
Net asset value, end of period	$14.83	$15.67	$16.36	$27.66	$24.78
Total return[2]	8.67% [3]	6.33% [3]	(20.50%) [3]	26.55%	33.88% [3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$618	$477	$497	$555	$— [4,5]
Ratio of expenses to average net assets[6]	1.45%	1.45%	1.54%	1.69%	1.67%
Ratio of expenses to average net assets prior to fees waived[6]	1.79%	1.64%	1.65%	1.69%	1.77%
Ratio of net investment income to average net assets	1.12%	1.22%	0.93%	0.42%	0.61%
Ratio of net investment income to average net assets prior to fees waived	0.78%	1.03%	0.82%	0.42%	0.51%
Portfolio turnover	45%	36%	57%	43%	76%

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Rounds to less than $500 thousands.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Real Estate Securities Fund

	Year ended
Class Y shares	3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$15.93	$16.60	$27.79	$24.87	$18.86
Income (loss) from investment operations:
Net investment income[1]	0.24	0.25	0.43	0.23	0.21
Net realized and unrealized gain (loss)	1.22	0.81	(6.02)	6.45	6.23
Total from investment operations	1.46	1.06	(5.59)	6.68	6.44
Less dividends and distributions from:
Net investment income	(0.25)	(0.54)	(0.28)	(0.15)	(0.28)
Net realized gain	(2.00)	(1.19)	(5.32)	(3.61)	(0.15)
Total dividends and distributions	(2.25)	(1.73)	(5.60)	(3.76)	(0.43)
Net asset value, end of period	$15.14	$15.93	$16.60	$27.79	$24.87
Total return[2]	8.93% [3]	6.57% [3]	(20.27%) [3]	26.98%	34.45% [3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,398	$2,969	$3,481	$90,376	$70 [4]
Ratio of expenses to average net assets[5]	1.20%	1.20%	1.25%	1.31%	1.30%
Ratio of expenses to average net assets prior to fees waived[5]	1.54%	1.39%	1.29%	1.31%	1.40%
Ratio of net investment income to average net assets	1.51%	1.52%	1.79%	0.82%	0.95%
Ratio of net investment income to average net assets prior to fees waived	1.17%	1.33%	1.75%	0.82%	0.85%
Portfolio turnover	45%	36%	57%	43%	76%

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Science and Technology Fund

	Year ended
Class A shares	3/31/25		3/31/24		3/31/23	3/31/22		3/31/21
Net asset value, beginning of period	$53.07		$42.38		$63.48	$92.04		$59.85
Income (loss) from investment operations:
Net investment loss[1]	(0.34)		(0.23)		(0.24)	(0.66)		(0.55)
Net realized and unrealized gain (loss)	3.02	[2]	16.25	[2]	(8.49)	2.73		40.68
Total from investment operations	2.68		16.02		(8.73)	2.07		40.13
Less dividends and distributions from:
Net realized gain	(9.24)		(5.33)		(12.37)	(30.63)		(7.94)
Total dividends and distributions	(9.24)		(5.33)		(12.37)	(30.63)		(7.94)
Net asset value, end of period	$46.51		$53.07		$42.38	$63.48		$92.04
Total return[3]	3.05%	[2]	40.88%	[2]	(12.32% )	(0.21%	)	67.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,241,372		$3,743,633		$3,186,208	$4,958,005		$5,696	[4]
Ratio of expenses to average net assets[5]	1.18%		1.16%		1.21%	1.13%		1.14%
Ratio of expenses to average net assets prior to fees waived[5]	1.18%		1.16%		1.21%	1.13%		1.14%
Ratio of net investment loss to average net assets	(0.63%	)	(0.50%	)	(0.51% )	(0.76%	)	(0.66%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.63%	)	(0.50%	)	(0.51% )	(0.76%	)	(0.66%	)
Portfolio turnover	45%		29%		51%	53%		9%

[1]	Calculated using average shares outstanding.
[2]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.05 and $0.04 and total return by 0.09% and 0.09% for the years ended March 31, 2025 and 2024, respectively.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Science and Technology Fund

	Year ended
Class C shares	3/31/25		3/31/24		3/31/23	3/31/22		3/31/21
Net asset value, beginning of period	$28.00		$24.76		$43.75	$72.44		$48.52
Income (loss) from investment operations:
Net investment loss[1]	(0.38)		(0.32)		(0.46)	(1.04)		(0.95)
Net realized and unrealized gain (loss)	2.10	[2]	8.89	[2]	(6.16)	2.62		32.81
Total from investment operations	1.72		8.57		(6.62)	1.58		31.86
Less dividends and distributions from:
Net realized gain	(9.24)		(5.33)		(12.37)	(30.27)		(7.94)
Total dividends and distributions	(9.24)		(5.33)		(12.37)	(30.27)		(7.94)
Net asset value, end of period	$20.48		$28.00		$24.76	$43.75		$72.44
Total return[3]	2.27%	[2]	39.82%	[2]	(13.14% )	(1.00%	)	66.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$64,680		$88,952		$109,544	$237,610		$413	[4]
Ratio of expenses to average net assets[5]	1.93%		1.91%		2.14%	1.92%		1.92%
Ratio of expenses to average net assets prior to fees waived[5]	1.93%		1.91%		2.14%	1.92%		1.92%
Ratio of net investment loss to average net assets	(1.38%	)	(1.25%	)	(1.45% )	(1.56%	)	(1.45%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.38%	)	(1.25%	)	(1.45% )	(1.56%	)	(1.45%	)
Portfolio turnover	45%		29%		51%	53%		9%

[1]	Calculated using average shares outstanding.
[2]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and $0.02 and total return by 0.07% and 0.08% for the years ended March 31, 2025 and 2024, respectively.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Science and Technology Fund

	Year ended
Institutional Class shares	3/31/25		3/31/24		3/31/23	3/31/22		3/31/21
Net asset value, beginning of period	$69.75		$54.09		$76.68	$105.32		$67.65
Income (loss) from investment operations:
Net investment loss[1]	(0.28)		(0.15)		(0.17)	(0.60)		(0.45)
Net realized and unrealized gain (loss)	3.65	[2]	21.14	[2]	(10.05)	2.83		46.06
Total from investment operations	3.37		20.99		(10.22)	2.23		45.61
Less dividends and distributions from:
Net realized gain	(9.24)		(5.33)		(12.37)	(30.87)		(7.94)
Total dividends and distributions	(9.24)		(5.33)		(12.37)	(30.87)		(7.94)
Net asset value, end of period	$63.88		$69.75		$54.09	$76.68		$105.32
Total return[3]	3.32%	[2]	41.23%	[2]	(12.14% )	(0.04%	)	67.96%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,253,021		$1,403,120		$1,281,422	$2,354,813		$2,878	[4]
Ratio of expenses to average net assets[5]	0.93%		0.91%		0.99%	0.96%		0.96%
Ratio of expenses to average net assets prior to fees waived[5]	0.93%		0.91%		0.99%	0.96%		0.96%
Ratio of net investment loss to average net assets	(0.38%	)	(0.25%	)	(0.29% )	(0.59%	)	(0.48%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.38%	)	(0.25%	)	(0.29% )	(0.59%	)	(0.48%	)
Portfolio turnover	45%		29%		51%	53%		9%

[1]	Calculated using average shares outstanding.
[2]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.07 and $0.05 and total return by 0.10% and 0.09% for the years ended March 31, 2025 and 2024, respectively.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Science and Technology Fund

	Year ended
Class R6 shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$71.23		$55.11		$77.75	$106.48	$68.24
Income (loss) from investment operations:
Net investment loss[1]	(0.22)		(0.11)		(0.09)	(0.45)	(0.32)
Net realized and unrealized gain (loss)	3.70	[2]	21.56	[2]	(10.18)	2.84	46.50
Total from investment operations	3.48		21.45		(10.27)	2.39	46.18
Less dividends and distributions from:
Net realized gain	(9.24)		(5.33)		(12.37)	(31.12)	(7.94)
Total dividends and distributions	(9.24)		(5.33)		(12.37)	(31.12)	(7.94)
Net asset value, end of period	$65.47		$71.23		$55.11	$77.75	$106.48
Total return[3]	3.40%	[2]	41.31%	[2]	(12.02% )	0.10%	68.22%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$143,735		$155,573		$108,424	$173,276	$192	[4]
Ratio of expenses to average net assets[5]	0.85%		0.84%		0.86%	0.81%	0.81%
Ratio of expenses to average net assets prior to fees waived[5]	0.85%		0.84%		0.86%	0.81%	0.81%
Ratio of net investment loss to average net assets	(0.30%	)	(0.18%	)	(0.15% )	(0.44% )	(0.33%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.30%	)	(0.18%	)	(0.15% )	(0.44% )	(0.33%	)
Portfolio turnover	45%		29%		51%	53%	9%

[1]	Calculated using average shares outstanding.
[2]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.07 and $0.05 and total return by 0.10% and 0.09% for the years ended March 31, 2025 and 2024, respectively.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Science and Technology Fund

	Year ended
Class R shares	3/31/25		3/31/24		3/31/23	3/31/22		3/31/21
Net asset value, beginning of period	$47.42		$38.46		$59.21	$87.86		$57.58
Income (loss) from investment operations:
Net investment loss [1]	(0.43)		(0.31)		(0.38)	(0.97)		(0.85)
Net realized and unrealized gain (loss)	2.83	[2]	14.60	[2]	(8.00)	2.69		39.07
Total from investment operations	2.40		14.29		(8.38)	1.72		38.22
Less dividends and distributions from:
Net realized gain	(9.24)		(5.33)		(12.37)	(30.37)		(7.94)
Total dividends and distributions	(9.24)		(5.33)		(12.37)	(30.37)		(7.94)
Net asset value, end of period	$40.58		$47.42		$38.46	$59.21		$87.86
Total return[3]	2.80%	[2]	40.53%	[2]	(12.65% )	(0.63%	)	66.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$90,043		$109,957		$94,005	$120,945		$151	[4]
Ratio of expenses to average net assets[5]	1.43%		1.41%		1.57%	1.55%		1.55%
Ratio of expenses to average net assets prior to fees waived[5]	1.43%		1.41%		1.57%	1.55%		1.55%
Ratio of net investment loss to average net assets	(0.88%	)	(0.75%	)	(0.86% )	(1.18%	)	(1.08%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.88%	)	(0.75%	)	(0.86% )	(1.18%	)	(1.08%	)
Portfolio turnover	45%		29%		51%	53%		9%

[1]	Calculated using average shares outstanding.
[2]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.04 and $0.04 and total return by 0.08% and 0.10% for the years ended March 31, 2025 and 2024, respectively.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Macquarie Science and Technology Fund

	Year ended
Class Y shares	3/31/25		3/31/24		3/31/23	3/31/22		3/31/21
Net asset value, beginning of period	$61.62		$48.45		$70.42	$98.99		$64.00
Income (loss) from investment operations:
Net investment loss[1]	(0.40)		(0.26)		(0.28)	(0.74)		(0.58)
Net realized and unrealized gain (loss)	3.35	[2]	18.76	[2]	(9.32)	2.79		43.51
Total from investment operations	2.95		18.50		(9.60)	2.05		42.93
Less dividends and distributions from:
Net realized gain	(9.24)		(5.33)		(12.37)	(30.62)		(7.94)
Total dividends and distributions	(9.24)		(5.33)		(12.37)	(30.62)		(7.94)
Net asset value, end of period	$55.33		$61.62		$48.45	$70.42		$98.99
Total return[3]	3.06%	[2]	40.88%	[2]	(12.34% )	(0.22%)	[4]	67.64%	[4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$257,726		$284,479		$229,962	$351,136		$455	[5]
Ratio of expenses to average net assets[6]	1.18%		1.16%		1.23%	1.14%		1.14%
Ratio of expenses to average net assets prior to fees waived[6]	1.18%		1.16%		1.23%	1.20%		1.20%
Ratio of net investment loss to average net assets	(0.63%	)	(0.50%	)	(0.53% )	(0.78%	)	(0.66%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.63%	)	(0.50%	)	(0.53% )	(0.84%	)	(0.72%	)
Portfolio turnover	45%		29%		51%	53%		9%

[1]	Calculated using average shares outstanding.
[2]

Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.06 and $0.05 and total return by 0.10% and 0.10% for the years ended March 31, 2025 and 2024, respectively.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights

Macquarie Global Bond Fund

	Year ended
Class A shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.15		$9.09		$9.57	$10.26	$9.26
Income (loss) from investment operations:
Net investment income[1]	0.33		0.32		0.24	0.25	0.32
Net realized and unrealized gain (loss)	0.01		0.05		(0.44)	(0.69)	0.95
Total from investment operations	0.34		0.37		(0.20)	(0.44)	1.27
Less dividends and distributions from:
Net investment income	(0.29)		(0.31)		(0.28)	(0.25)	(0.27)
Total dividends and distributions	(0.29)		(0.31)		(0.28)	(0.25)	(0.27)
Net asset value, end of period	$9.20		$9.15		$9.09	$9.57	$10.26
Total return[2]	3.82%		4.19%		(2.00% )	(4.39% )	13.77%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$91,772		$96,400		$111,266	$150,133	$178 [3]
Ratio of expenses to average net assets[4]	0.96%	[5]	0.97%	[6]	0.96%	0.96%	0.96%
Ratio of expenses to average net assets prior to fees waived[4]	1.13%	[5]	1.09%	[6]	1.24%	1.19%	1.20%
Ratio of net investment income to average net assets	3.58%		3.58%		2.64%	2.46%	3.18%
Ratio of net investment income to average net assets prior to fees waived	3.41%		3.46%		2.36%	2.23%	2.94%
Portfolio turnover	226%		181%		124%	50%	43%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[6]

The ratio of expenses to average net assets excluding interest expense and ratio of expenses to average net assets prior to fees waived excluding interest expense for the year ended March 31, 2024 were 0.96% and 1.08%, respectively.

Macquarie Global Bond Fund

	Year ended
Class C shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.14		$9.09		$9.57	$10.25	$9.26
Income (loss) from investment operations:
Net investment income[1]	0.26		0.25		0.17	0.17	0.25
Net realized and unrealized gain (loss)	0.01		0.05		(0.43)	(0.68)	0.94
Total from investment operations	0.27		0.30		(0.26)	(0.51)	1.19
Less dividends and distributions from:
Net investment income	(0.22)		(0.25)		(0.22)	(0.17)	(0.20)
Total dividends and distributions	(0.22)		(0.25)		(0.22)	(0.17)	(0.20)
Net asset value, end of period	$9.19		$9.14		$9.09	$9.57	$10.25
Total return[2]	3.01%		3.36%		(2.68% )	(5.04% )	12.81%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,185		$1,729		$2,675	$3,499	$4 [3]
Ratio of expenses to average net assets[4]	1.71%	[5]	1.72%	[6]	1.71%	1.72%	1.72%
Ratio of expenses to average net assets prior to fees waived[4]	1.88%	[5]	1.84%	[6]	2.06%	1.97%	1.96%
Ratio of net investment income to average net assets	2.83%		2.83%		1.91%	1.69%	2.45%
Ratio of net investment income to average net assets prior to fees waived	2.66%		2.71%		1.56%	1.44%	2.21%
Portfolio turnover	226%		181%		124%	50%	43%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[6]

The ratio of expenses to average net assets excluding interest expense and ratio of expenses to average net assets prior to fees waived excluding interest expense for the year ended March 31, 2024 were 1.71% and 1.83%, respectively.

Financial highlights

Macquarie Global Bond Fund

	Year ended
Institutional Class shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.14		$9.09		$9.57	$10.25	$9.26
Income (loss) from investment operations:
Net investment income[1]	0.35		0.34		0.26	0.27	0.35
Net realized and unrealized gain (loss)	0.01		0.05		(0.43)	(0.68)	0.93
Total from investment operations	0.36		0.39		(0.17)	(0.41)	1.28
Less dividends and distributions from:
Net investment income	(0.32)		(0.34)		(0.31)	(0.27)	(0.29)
Total dividends and distributions	(0.32)		(0.34)		(0.31)	(0.27)	(0.29)
Net asset value, end of period	$9.18		$9.14		$9.09	$9.57	$10.25
Total return[2]	3.97%		4.44%		(1.76% )	(4.08% )	13.90%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$207,714		$210,566		$179,446	$198,358	$241 [3]
Ratio of expenses to average net assets[4]	0.71%	[5]	0.72%	[6]	0.72%	0.74%	0.74%
Ratio of expenses to average net assets prior to fees waived[4]	0.88%	[5]	0.84%	[6]	0.75%	0.86%	0.89%
Ratio of net investment income to average net assets	3.83%		3.83%		2.91%	2.67%	3.39%
Ratio of net investment income to average net assets prior to fees waived	3.66%		3.71%		2.88%	2.55%	3.24%
Portfolio turnover	226%		181%		124%	50%	43%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[6]

The ratio of expenses to average net assets excluding interest expense and ratio of expenses to average net assets prior to fees waived excluding interest expense for the year ended March 31, 2024 were 0.71% and 0.83%, respectively.

Macquarie Global Bond Fund

	Year ended
Class R6 shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.13		$9.09		$9.57	$10.26	$9.26
Income (loss) from investment operations:
Net investment income[1]	0.36		0.35		0.26	0.27	0.34
Net realized and unrealized gain (loss)	0.02		0.05		(0.43)	(0.68)	0.95
Total from investment operations	0.38		0.40		(0.17)	(0.41)	1.29
Less dividends and distributions from:
Net investment income	(0.33)		(0.36)		(0.31)	(0.28)	(0.29)
Total dividends and distributions	(0.33)		(0.36)		(0.31)	(0.28)	(0.29)
Net asset value, end of period	$9.18		$9.13		$9.09	$9.57	$10.26
Total return[2]	4.22%	[3]	4.50%	[3]	(1.75% )	(4.14% )	14.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$180,146		$171,002		$132,679	$143,870	$62 [4]
Ratio of expenses to average net assets[5]	0.58%	[6]	0.64%	[7]	0.73%	0.70%	0.72%
Ratio of expenses to average net assets prior to fees waived[5]	0.75%	[6]	0.74%	[7]	0.73%	0.70%	0.72%
Ratio of net investment income to average net assets	3.95%		3.91%		2.90%	2.65%	3.32%
Ratio of net investment income to average net assets prior to fees waived	3.78%		3.81%		2.90%	2.65%	3.32%
Portfolio turnover	226%		181%		124%	50%	43%

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[7]

The ratio of expenses to average net assets excluding interest expense and ratio of expenses to average net assets prior to fees waived excluding interest expense for the year ended March 31, 2024 were 0.63% and 0.73%, respectively.

Financial highlights

Macquarie Global Bond Fund

	Year ended
Class R shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.13		$9.07		$9.55	$10.23	$9.24
Income (loss) from investment operations:
Net investment income[1]	0.30		0.30		0.21	0.20	0.28
Net realized and unrealized gain (loss)	0.01		0.05		(0.43)	(0.68)	0.93
Total from investment operations	0.31		0.35		(0.22)	(0.48)	1.21
Less dividends and distributions from:
Net investment income	(0.27)		(0.29)		(0.26)	(0.20)	(0.22)
Total dividends and distributions	(0.27)		(0.29)		(0.26)	(0.20)	(0.22)
Net asset value, end of period	$9.17		$9.13		$9.07	$9.55	$10.23
Total return[2]	3.50%	[3]	3.98%	[3]	(2.31%) [3]	(4.77% )	13.13%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,043		$342		$257	$260	$—	[4],5
Ratio of expenses to average net assets[6]	1.21%	[7]	1.22%	[8]	1.29%	1.45%	1.46%
Ratio of expenses to average net assets prior to fees waived[6]	1.38%	[7]	1.34%	[8]	1.31%	1.45%	1.46%
Ratio of net investment income to average net assets	3.33%		3.33%		2.35%	1.96%	2.77%
Ratio of net investment income to average net assets prior to fees waived	3.16%		3.21%		2.33%	1.96%	2.77%
Portfolio turnover	226%		181%		124%	50%	43%

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Rounds to less than $500 thousands.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[8]

The ratio of expenses to average net assets excluding interest expense and ratio of expenses to average net assets prior to fees waived excluding interest expense for the year ended March 31, 2024 were 1.21% and 1.33%, respectively.

Macquarie Global Bond Fund

	Year ended
Class Y shares	3/31/25		3/31/24		3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$9.15		$9.09		$9.58	$10.26	$9.26
Income (loss) from investment operations:
Net investment income[1]	0.33		0.32		0.25	0.25	0.32
Net realized and unrealized gain (loss)	0.02		0.05		(0.45)	(0.68)	0.95
Total from investment operations	0.35		0.37		(0.20)	(0.43)	1.27
Less dividends and distributions from:
Net investment income	(0.30)		(0.31)		(0.29)	(0.25)	(0.27)
Total dividends and distributions	(0.30)		(0.31)		(0.29)	(0.25)	(0.27)
Net asset value, end of period	$9.20		$9.15		$9.09	$9.58	$10.26
Total return[2]	3.84%		4.21%		(2.06% )	(4.29% )	13.76%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,345		$1,999		$1,879	$881	$1 [3]
Ratio of expenses to average net assets[4]	0.96%	[5]	0.97%	[6]	0.96%	0.96%	0.96%
Ratio of expenses to average net assets prior to fees waived[4]	1.13%	[5]	1.09%	[6]	0.99%	1.11%	1.12%
Ratio of net investment income to average net assets	3.58%		3.58%		2.74%	2.42%	3.18%
Ratio of net investment income to average net assets prior to fees waived	3.41%		3.46%		2.71%	2.27%	3.02%
Portfolio turnover	226%		181%		124%	50%	43%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[6]

The ratio of expenses to average net assets excluding interest expense and ratio of expenses to average net assets prior to fees waived excluding interest expense for the year ended March 31, 2024 were 0.96% and 1.08%, respectively.

Financial highlights

Macquarie High Income Fund

	Year ended
Class A shares	3/31/25		3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$6.08		$5.87	$6.73	$7.10	$5.91
Income (loss) from investment operations:
Net investment income[1]	0.38		0.43	0.44	0.46	0.41
Net realized and unrealized gain (loss)	(0.24)		0.21	(0.86)	(0.38)	1.21
Payment by affiliates	—	[2]	—	—	—	—
Total from investment operations	0.14		0.64	(0.42)	0.08	1.62
Less dividends and distributions from:
Net investment income	(0.39)		(0.43)	(0.44)	(0.45)	(0.43)
Total dividends and distributions	(0.39)		(0.43)	(0.44)	(0.45)	(0.43)
Net asset value, end of period	$5.83		$6.08	$5.87	$6.73	$7.10
Total return[3]	2.26%	[2,4]	11.36%	(6.02%) [4]	1.09% [5]	28.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,207,774		$1,109,865	$1,196,375	$1,576,813	$1,816 [6]
Ratio of expenses to average net assets[7]	1.00%	[8,9]	0.89%	1.00%	0.95%	0.97%
Ratio of expenses to average net assets prior to fees waived[7]	1.08%	[8,9]	0.89%	1.02%	0.95%	0.97%
Ratio of net investment income to average net assets	6.32%		7.27%	7.38%	6.44%	6.16%
Ratio of net investment income to average net assets prior to fees waived	6.24%		7.27%	7.36%	6.44%	6.16%
Portfolio turnover	56%		30%	50%	48%	59%

[1]	Calculated using average shares outstanding.
[2]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[9]	The impact of the tax expense on the ratio of expenses to average net assets is 0.11% for the year ended March 31, 2025.

Macquarie High Income Fund

	Year ended
Class C shares	3/31/25		3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$6.08		$5.87	$6.73	$7.10	$5.91
Income (loss) from investment operations:
Net investment income[1]	0.34		0.39	0.40	0.40	0.36
Net realized and unrealized gain (loss)	(0.26)		0.20	(0.86)	(0.37)	1.22
Payment by affiliates	—	[2]	—	—	—	—
Total from investment operations	0.08		0.59	(0.46)	0.03	1.58
Less dividends and distributions from:
Net investment income	(0.34)		(0.38)	(0.40)	(0.40)	(0.39)
Total dividends and distributions	(0.34)		(0.38)	(0.40)	(0.40)	(0.39)
Net asset value, end of period	$5.82		$6.08	$5.87	$6.73	$7.10
Total return[3]	1.32%	[2,4]	10.53%	(6.70%) [4]	0.38% [4,5]	27.28%	[4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$76,913		$111,787	$141,497	$221,601	$321	[6]
Ratio of expenses to average net assets[7]	1.75%	[8,9]	1.64%	1.71%	1.66%	1.66%
Ratio of expenses to average net assets prior to fees waived[7]	1.83%	[8,9]	1.64%	1.81%	1.70%	1.70%
Ratio of net investment income to average net assets	5.54%		6.52%	6.64%	5.72%	5.50%
Ratio of net investment income to average net assets prior to fees waived	5.46%		6.52%	6.54%	5.68%	5.46%
Portfolio turnover	56%		30%	50%	48%	59%

[1]	Calculated using average shares outstanding.
[2]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's Form N-CSR filed with the SEC, for the fiscal year ended March 31, 2025.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[9]	The impact of the tax expense on the ratio of expenses to average net assets is 0.11% for the year ended March 31, 2025.

Financial highlights

Macquarie High Income Fund

	Year ended
Institutional Class shares	3/31/25		3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$6.08		$5.87	$6.73	$7.10	$5.91
Income (loss) from investment operations:
Net investment income[1]	0.40		0.44	0.45	0.47	0.43
Net realized and unrealized gain (loss)	(0.26)		0.21	(0.85)	(0.37)	1.21
Payment by affiliates	—	[2]	—	—	—	—
Total from investment operations	0.14		0.65	(0.40)	0.10	1.64
Less dividends and distributions from:
Net investment income	(0.40)		(0.44)	(0.46)	(0.47)	(0.45)
Total dividends and distributions	(0.40)		(0.44)	(0.46)	(0.47)	(0.45)
Net asset value, end of period	$5.82		$6.08	$5.87	$6.73	$7.10
Total return[3]	2.34%	[2,4]	11.63%	(5.79% )	1.31% [5]	28.44%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$912,237		$1,013,680	$1,035,891	$1,454,150	$1,868 [6]
Ratio of expenses to average net assets[7]	0.75%	[8,9]	0.64%	0.75%	0.74%	0.75%
Ratio of expenses to average net assets prior to fees waived[7]	0.83%	[8,9]	0.64%	0.75%	0.74%	0.75%
Ratio of net investment income to average net assets	6.57%		7.52%	7.61%	6.66%	6.38%
Ratio of net investment income to average net assets prior to fees waived	6.49%		7.52%	7.61%	6.66%	6.38%
Portfolio turnover	56%		30%	50%	48%	59%

[1]	Calculated using average shares outstanding.
[2]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[9]	The impact of the tax expense on the ratio of expenses to average net assets is 0.11% for the year ended March 31, 2025.

Macquarie High Income Fund

	Year ended
Class R6 shares	3/31/25		3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$6.08		$5.87	$6.73	$7.10	$5.91
Income (loss) from investment operations:
Net investment income[1]	0.40		0.45	0.46	0.48	0.44
Net realized and unrealized gain (loss)	(0.24)		0.20	(0.86)	(0.37)	1.21
Payment by affiliates	—	[2]	—	—	—	—
Total from investment operations	0.16		0.65	(0.40)	0.11	1.65
Less dividends and distributions from:
Net investment income	(0.41)		(0.44)	(0.46)	(0.48)	(0.46)
Total dividends and distributions	(0.41)		(0.44)	(0.46)	(0.48)	(0.46)
Net asset value, end of period	$5.83		$6.08	$5.87	$6.73	$7.10
Total return[3]	2.60%	[2,4]	11.64%	(5.68% )	1.45% [5]	28.63%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$97,070		$53,111	$59,659	$64,630	$67 [6]
Ratio of expenses to average net assets[7]	0.66%	[8,9]	0.62%	0.64%	0.60%	0.60%
Ratio of expenses to average net assets prior to fees waived[7]	0.74%	[8,9]	0.62%	0.64%	0.60%	0.60%
Ratio of net investment income to average net assets	6.68%		7.57%	7.78%	6.78%	6.54%
Ratio of net investment income to average net assets prior to fees waived	6.60%		7.57%	7.78%	6.78%	6.54%
Portfolio turnover	56%		30%	50%	48%	59%

[1]	Calculated using average shares outstanding.
[2]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[9]	The impact of the tax expense on the ratio of expenses to average net assets is 0.11% for the year ended March 31, 2025.

Financial highlights

Macquarie High Income Fund

	Year ended
Class R shares	3/31/25		3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$6.08		$5.87	$6.73	$7.10	$5.91
Income (loss) from investment operations:
Net investment income[1]	0.37		0.41	0.42	0.43	0.39
Net realized and unrealized gain (loss)	(0.26)		0.21	(0.85)	(0.37)	1.21
Payment by affiliates	—	[2]	—	—	—	—
Total from investment operations	0.11		0.62	(0.43)	0.06	1.60
Less dividends and distributions from:
Net investment income	(0.37)		(0.41)	(0.43)	(0.43)	(0.41)
Total dividends and distributions	(0.37)		(0.41)	(0.43)	(0.43)	(0.41)
Net asset value, end of period	$5.82		$6.08	$5.87	$6.73	$7.10
Total return[3]	1.83%	[2,4]	11.08%	(6.29% )	0.71% [5]	27.67%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,504		$32,778	$34,322	$44,613	$48 [6]
Ratio of expenses to average net assets[7]	1.25%	[8,9]	1.14%	1.28%	1.34%	1.35%
Ratio of expenses to average net assets prior to fees waived[7]	1.33%	[8,9]	1.14%	1.28%	1.34%	1.35%
Ratio of net investment income to average net assets	6.07%		7.02%	7.09%	6.05%	5.79%
Ratio of net investment income to average net assets prior to fees waived	5.99%		7.02%	7.09%	6.05%	5.79%
Portfolio turnover	56%		30%	50%	48%	59%

[1]	Calculated using average shares outstanding.
[2]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[9]	The impact of the tax expense on the ratio of expenses to average net assets is 0.11% for the year ended March 31, 2025.

Macquarie High Income Fund

	Year ended
Class Y shares	3/31/25		3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$6.08		$5.87	$6.73	$7.10	$5.91
Income (loss) from investment operations:
Net investment income[1]	0.38		0.43	0.44	0.45	0.41
Net realized and unrealized gain (loss)	(0.25)		0.21	(0.86)	(0.37)	1.21
Payment by affiliates	—	[2]	—	—	—	—
Total from investment operations	0.13		0.64	(0.42)	0.08	1.62
Less dividends and distributions from:
Net investment income	(0.39)		(0.43)	(0.44)	(0.45)	(0.43)
Total dividends and distributions	(0.39)		(0.43)	(0.44)	(0.45)	(0.43)
Net asset value, end of period	$5.82		$6.08	$5.87	$6.73	$7.10
Total return[3]	2.08%	[2,4]	11.35%	(6.02% )	1.09% [4,5]	28.17%	[4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$46,695		$56,376	$68,758	$99,847	$138	[6]
Ratio of expenses to average net assets[7]	1.00%	[8,9]	0.89%	1.00%	0.96%	0.97%
Ratio of expenses to average net assets prior to fees waived[7]	1.08%	[8,9]	0.89%	1.00%	0.99%	1.00%
Ratio of net investment income to average net assets	6.32%		7.27%	7.34%	6.37%	6.17%
Ratio of net investment income to average net assets prior to fees waived	6.24%		7.27%	7.34%	6.34%	6.14%
Portfolio turnover	56%		30%	50%	48%	59%

[1]	Calculated using average shares outstanding.
[2]

Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements” in the Fund's financial statements and other information in the Fund's Form N-CSR for the year ended March 31, 2025.

[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended March 31, 2025.
[9]	The impact of the tax expense on the ratio of expenses to average net assets is 0.11% for the year ended March 31, 2025.

Financial highlights

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain.”

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Broker-defined sales charge waiver policies

From time to time, shareholders purchasing Fund shares through a brokerage platform or account may be eligible for sales charge waivers (front-end sales load or CDSC) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI. In all instances, it is the purchaser's responsibility to notify the Fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase the Fund's shares directly from the Fund or through another intermediary to receive such waivers or discounts. Please see the section entitled About Your Account — Choosing a Share Class for more information on sales charges and waivers available for different classes.

CDSC Waivers on Class C Shares

—
Death or disability of the shareholder.

—
Shares sold as part of a systematic withdrawal plan as described in this Prospectus.

—
Return of excess contributions from an IRA Account.

—
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

—
Shares sold to pay certain brokerage fees initiated by the broker.

—
Shares acquired through a right of reinstatement.

—
Shares held in retirement accounts, that are exchanged for a lower cost share class due to transfer to certain other types of accounts or platforms where the financial intermediary has entered into an agreement with the Distributor (or its affiliates).

Merrill Lynch (“Merrill”):

Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund's prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client's responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

—
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

—
Shares purchased through a Merrill investment advisory program.

—
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.

—
Shares purchased through the Merrill Edge Self-Directed platform.

—
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.

—
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.

—
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee's Merrill Household (as defined in the Merrill SLWD Supplement).

—
Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund's officers or trustees).

—
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill's account maintenance fees are not eligible for Rights of Reinstatement.

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

—
Shares sold due to the client's death or disability (as defined by Internal Revenue Code Section 22(e)(3)).

—
Shares sold pursuant to a systematic withdrawal program subject to Merrill's maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.

—
Shares sold due to return of excess contributions from an IRA account.

—
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.

—
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation, & Letters of Intent

—
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.

—
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.

—
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

Morgan Stanley Wealth Management:

Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Prospectus or the SAI.

Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management

—
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

—
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules.

—
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same Fund.

—
Shares purchased through a Morgan Stanley self-directed brokerage account.

—
Class C (that is, level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same Fund pursuant to Morgan Stanley Wealth Management's share class conversion program.

—
Shares purchased from the proceeds of redemptions within Macquarie Funds, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Ameriprise Financial:

Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this Prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:

—
Transaction size breakpoints, as described in this Prospectus or the SAI.

—
Right of accumulation (ROA), as described in this Prospectus or the SAI.

—
Letter of intent, as described in this Prospectus or the SAI.

Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

—
shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

—
shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Macquarie Funds).

—
shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this Prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this Prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

—
shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

—
shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

—
shares purchased from the proceeds of redemptions within the Macquarie Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

CDSC waivers on Class A and C shares purchased through Ameriprise Financial

Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:

—
redemptions due to death or disability of the shareholder

—
shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI

—
redemptions made in connection with a return of excess contributions from an IRA account

—
shares purchased through a Right of Reinstatement (as defined above)

—
redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

Raymond James & Associates, Inc., Raymond James Financial Services, Inc., and Each Entity's Affiliates (“Raymond James”):

Effective March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.

Front-End Sales Load Waivers on Class A Shares Available at Raymond James

—
Shares purchased in an investment advisory program.

—
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

—
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

—
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

—
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A and C Shares Available at Raymond James

—
Death or disability of the shareholder.

—
Shares sold as part of a systematic withdrawal plan as described in this Prospectus.

—
Return of excess contributions from an IRA Account.

—
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

—
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

—
Shares acquired through a right of reinstatement.

Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent

—
Breakpoints as described in this Prospectus.

—
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

—
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co., L.P. (“Edward Jones”):

Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:

Effective on or after September 3, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in this Prospectus or the statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Macquarie Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance.

Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

—
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in this Prospectus.

Rights of Accumulation (“ROA”)

—
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Macquarie Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible Macquarie Funds assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

—
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

—
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (“LOI”)

—
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible Macquarie Funds assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

—
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

—
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.

—
Shares purchased in an Edward Jones fee-based program.

—
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

—
Shares purchased from the proceeds of redeemed shares of the Macquarie Funds so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):

—
The redemption and repurchase occur in the same account.

—
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

—
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this Prospectus.

—
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

—
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.

—
Purchases of Class 529-A shares made for recontribution of refunded amounts.

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

—
The death or disability of the shareholder.

—
Systematic withdrawals with up to 10% per year of the account value.

—
Return of excess contributions from an Individual Retirement Account (IRA).

—
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

—
Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

—
Shares exchanged in an Edward Jones fee-based program.

—
Shares acquired through NAV reinstatement.

—
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

—
Initial purchase minimum: $250

—
Subsequent purchase minimum: none

Minimum Balances

—
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

—
A fee-based account held on an Edward Jones platform

—
A 529 account held on an Edward Jones platform

—
An account with an active systematic investment plan or LOI

Exchanging Share Classes

—
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Janney Montgomery Scott, LLC (“Janney”):

If you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.

Front-End Sales Charge* Waivers on Class A Shares Available at Janney

—
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Macquarie Funds).

—
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

—
Shares purchased from the proceeds of redemptions within the Macquarie Funds, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

—
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

—
Shares acquired through a right of reinstatement.

—
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.

CDSC Waivers on Class A and C Shares Available at Janney

—
Shares sold upon the death or disability of the shareholder.

—
Shares sold as part of a systematic withdrawal plan as described in this Prospectus.

—
Shares purchased in connection with a return of excess contributions from an IRA account.

—
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

—
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

—
Shares acquired through a right of reinstatement.

—
Shares exchanged into the same share class of a different fund.

Front-End Sales Charge* Discounts Available at Janney: Breakpoints, Rights of Accumulation, and/or Letters of Intent

—
Breakpoints as described in this Prospectus.

—
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of Macquarie Funds assets held by accounts within the purchaser's household at Janney. Eligible Macquarie Funds assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

—
Letters of intent which allow for breakpoint discounts based on anticipated purchases within Macquarie Funds, over a 13-month time period. Eligible Macquarie Funds assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor of such assets.

*Also referred to as an “initial sales charge.”

Oppenheimer & Co. Inc. (“OPCO”)

Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.

Front-End Sales Load Waivers on Class A Shares Available at OPCO

—
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

—
Shares purchased by or through a 529 Plan.

—
Shares purchased through a OPCO affiliated investment advisory program.

—
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

—
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

—
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO.

—
Employees and registered representatives of OPCO or its affiliates and their family members.

—
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this Prospectus.

CDSC Waivers on A and C Shares Available at OPCO

—
Death or disability of the shareholder.

—
Shares sold as part of a systematic withdrawal plan as described in this Prospectus.

—
Return of excess contributions from an IRA Account.

—
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

—
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO.

—
Shares acquired through a right of reinstatement.

Front-End Load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent

—
Breakpoints as described in this Prospectus.

—
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”):

Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.

Front-End Sales Charge Waivers on Class A Shares Available at Baird

—
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund.

—
Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird.

—
Shares purchase from the proceeds of redemptions from another Macquarie Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).

—
A shareholder in the Fund's Class C shares will have their share converted at net asset value to Class A shares of the same Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.

—
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

CDSC Waivers on Class A and C Shares Available at Baird

—
Shares sold due to death or disability of the shareholder.

—
Shares sold as part of a systematic withdrawal plan as described in this Prospectus.

—
Shares bought due to returns of excess contributions from an IRA Account.

—
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

—
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.

—
Shares acquired through a right of reinstatement.

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulation

—
Breakpoints as described in this Prospectus.

—
Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Macquarie Funds assets held by accounts within the purchaser's household at Baird. Eligible Macquarie Funds assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets.

—
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Macquarie Funds through Baird, over a 13-month period of time.

J.P. Morgan Securities LLC:

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.

Front-End Sales Charge Waivers on Class A Shares Available at J.P. Morgan Securities LLC

—
Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC's share class exchange policy.

—
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

—
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.

—
Shares purchased through rights of reinstatement.

—
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

—
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.

Class C to Class A Share Conversion

—
A shareholder in the fund's Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC's policies and procedures.

CDSC Waivers on Class A and C Shares Available at J.P. Morgan Securities LLC

—
Shares sold upon the death or disability of the shareholder.

—
Shares sold as part of a systematic withdrawal plan as described in this Prospectus.

—
Shares purchased in connection with a return of excess contributions from an IRA account.

—
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

—
Shares acquired through a right of reinstatement.

Front-End Load Discounts Available at J.P. Morgan Securities LLC: Breakpoints, Rights of Accumulation & Letters of Intent

—
Breakpoints as described in this Prospectus.

—
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in this Prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

—
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

Stifel, Nicolaus & Company, Incorporated (“Stifel”)

Effective April 1, 2025, shareholders purchasing or holding Macquarie Fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund's SAI.

Class A Shares

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Rights of accumulation

Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Macquarie Funds held by accounts within the purchaser's household at Stifel. Ineligible assets include class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.

The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Front-end sales charge waivers on Class A shares available at Stifel

—
Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel's policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.

—
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.

—
Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.

—
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Macquarie Funds.

—
Shares purchased from the proceeds of redeemed shares of Macquarie Funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus' account maintenance fees are not eligible for rights of reinstatement.

—
Shares from rollovers into Stifel from retirement plans to IRAs.

—
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.

—
Purchases of Class 529-A shares through a rollover from another 529 plan.

—
Purchases of Class 529-A shares made for reinvestment of refunded amounts.

—
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

Contingent Deferred Sales Charges Waivers on Class A and C Shares

—
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.

—
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.

—
Return of excess contributions from an IRA Account.

—
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

—
Shares acquired through a right of reinstatement.

—
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.

—
Shares exchanged or sold in a Stifel fee-based program.

Share Class Conversions in Advisory Accounts

—
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

Appendix A: Hypothetical Investment and Expense Information

The following charts provide additional hypothetical information about the effect of the expenses of the Funds included below (see note following these charts), including investment advisory fees and other Fund costs, on the Funds' assumed returns over a ten-year period. Each chart shows the estimated cumulative expenses that would be incurred in respect of a Hypothetical Investment of $10,000, assuming a 5% return each year, and no redemption of shares. Each chart also assumes that a Fund's annual expense ratio stays the same throughout the ten-year period (except for Class C shares, which convert to Class A shares after you have held them for eight years and except for any contractual expense waivers currently in place) and that all dividends and other distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the Fees and Expenses table of this Prospectus regarding the Funds. The maximum amount of any sales charge (Load) that might be imposed on the purchase of shares (and deducted from the hypothetical initial investment of $10,000) is reflected in the Hypothetical Expenses column. The Hypothetical Investment information does not reflect the effect of charges, if any, normally applicable to redemptions of shares (e.g., CDSC). If redemption charges, if any, were reflected, the amounts shown in the Hypothetical Expenses column would be higher, and the amounts shown in the Hypothetical Ending Investment column would be lower. Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

Macquarie Balanced Fund - Class A
Average expense ratio: 0.98% Maximum front-end sales charge: 5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$669.22	$9,803.89
Termination of Contractual Waiver				Annual Expense Ratio: 1.09%
2	$9,803.89	$490.19	$10,294.08	$108.95	$10,187.22
3	$10,187.22	$509.36	$10,696.58	$113.21	$10,585.54
4	$10,585.54	$529.28	$11,114.81	$117.64	$10,999.43
5	$10,999.43	$549.97	$11,549.40	$122.24	$11,429.51
6	$11,429.51	$571.48	$12,000.98	$127.02	$11,876.40
7	$11,876.40	$593.82	$12,470.22	$131.98	$12,340.77
8	$12,340.77	$617.04	$12,957.81	$137.14	$12,823.29
9	$12,823.29	$641.16	$13,464.46	$142.51	$13,324.69
10	$13,324.69	$666.23	$13,990.92	$148.08	$13,845.68
Cumulative Total				$1,817.99

Macquarie Balanced Fund - Class C
Average expense ratio: 1.73%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$175.83	$10,327.00
Termination of Contractual Waiver				Annual Expense Ratio: 1.84%
2	$10,327.00	$516.35	$10,843.35	$193.02	$10,653.33
3	$10,653.33	$532.67	$11,186.00	$199.12	$10,989.98
4	$10,989.98	$549.50	$11,539.48	$205.41	$11,337.26
5	$11,337.26	$566.86	$11,904.12	$211.90	$11,695.52
6	$11,695.52	$584.78	$12,280.30	$218.60	$12,065.10
7	$12,065.10	$603.25	$12,668.35	$225.51	$12,446.35
8	$12,446.35	$622.32	$13,068.67	$232.63	$12,839.66
Converts from Class C to Class A				Annual Expense Ratio: 1.09%
9	$12,839.66	$641.98	$13,481.64	$142.69	$13,341.69
10	$13,341.69	$667.08	$14,008.77	$148.27	$13,863.35
Cumulative Total				$1,952.98

Macquarie Balanced Fund - Institutional Class
Average expense ratio: 0.73%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$74.56	$10,427.00
Termination of Contractual Waiver				Annual Expense Ratio: 0.84%
2	$10,427.00	$521.35	$10,948.35	$89.41	$10,860.76
3	$10,860.76	$543.04	$11,403.80	$93.13	$11,312.57
4	$11,312.57	$565.63	$11,878.20	$97.00	$11,783.17
5	$11,783.17	$589.16	$12,372.33	$101.04	$12,273.35
6	$12,273.35	$613.67	$12,887.02	$105.24	$12,783.93
7	$12,783.93	$639.20	$13,423.12	$109.62	$13,315.74
8	$13,315.74	$665.79	$13,981.52	$114.18	$13,869.67
9	$13,869.67	$693.48	$14,563.15	$118.93	$14,446.65
10	$14,446.65	$722.33	$15,168.98	$123.88	$15,047.63
Cumulative Total				$1,026.99

Appendix A: Hypothetical Investment and Expense Information

Macquarie Balanced Fund - Class R6
Average expense ratio: 0.65%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$66.41	$10,435.00
Termination of Contractual Waiver				Annual Expense Ratio: 0.75%
2	$10,435.00	$521.75	$10,956.75	$79.93	$10,878.49
3	$10,878.49	$543.92	$11,422.41	$83.32	$11,340.82
4	$11,340.82	$567.04	$11,907.86	$86.86	$11,822.81
5	$11,822.81	$591.14	$12,413.95	$90.56	$12,325.28
6	$12,325.28	$616.26	$12,941.54	$94.40	$12,849.10
7	$12,849.10	$642.46	$13,491.56	$98.42	$13,395.19
8	$13,395.19	$669.76	$14,064.95	$102.60	$13,964.48
9	$13,964.48	$698.22	$14,662.71	$106.96	$14,557.97
10	$14,557.97	$727.90	$15,285.87	$111.50	$15,176.69
Cumulative Total				$920.96

Macquarie Balanced Fund - Class R
Average expense ratio: 1.23%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$125.32	$10,377.00
Termination of Contractual Waiver				Annual Expense Ratio: 1.34%
2	$10,377.00	$518.85	$10,895.85	$141.60	$10,756.80
3	$10,756.80	$537.84	$11,294.64	$146.78	$11,150.50
4	$11,150.50	$557.52	$11,708.02	$152.15	$11,558.61
5	$11,558.61	$577.93	$12,136.54	$157.72	$11,981.65
6	$11,981.65	$599.08	$12,580.73	$163.49	$12,420.18
7	$12,420.18	$621.01	$13,041.19	$169.48	$12,874.76
8	$12,874.76	$643.74	$13,518.49	$175.68	$13,345.97
9	$13,345.97	$667.30	$14,013.27	$182.11	$13,834.44
10	$13,834.44	$691.72	$14,526.16	$188.77	$14,340.78
Cumulative Total				$1,603.10

Macquarie Balanced Fund - Class Y
Average expense ratio: 0.98%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$99.97	$10,402.00
Termination of Contractual Waiver				Annual Expense Ratio: 1.09%
2	$10,402.00	$520.10	$10,922.10	$115.60	$10,808.72
3	$10,808.72	$540.44	$11,349.15	$120.12	$11,231.34
4	$11,231.34	$561.57	$11,792.91	$124.81	$11,670.48
5	$11,670.48	$583.52	$12,254.01	$129.70	$12,126.80
6	$12,126.80	$606.34	$12,733.14	$134.77	$12,600.96
7	$12,600.96	$630.05	$13,231.01	$140.04	$13,093.66
8	$13,093.66	$654.68	$13,748.34	$145.51	$13,605.62
9	$13,605.62	$680.28	$14,285.90	$151.20	$14,137.60
10	$14,137.60	$706.88	$14,844.48	$157.11	$14,690.38
Cumulative Total				$1,318.83

Macquarie Core Equity Fund - Class A
Average expense ratio: 0.99% Maximum front-end sales charge: 5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$670.18	$9,802.94
Termination of Contractual Waiver				Annual Expense Ratio: 1.01%
2	$9,802.94	$490.15	$10,293.09	$100.98	$10,194.08
3	$10,194.08	$509.70	$10,703.78	$105.01	$10,600.82
4	$10,600.82	$530.04	$11,130.86	$109.20	$11,023.80
5	$11,023.80	$551.19	$11,574.99	$113.56	$11,463.65
6	$11,463.65	$573.18	$12,036.83	$118.09	$11,921.05
7	$11,921.05	$596.05	$12,517.10	$122.80	$12,396.70
8	$12,396.70	$619.83	$13,016.53	$127.70	$12,891.32
9	$12,891.32	$644.57	$13,535.89	$132.80	$13,405.69
10	$13,405.69	$670.28	$14,075.97	$138.10	$13,940.57
Cumulative Total				$1,738.42

Appendix A: Hypothetical Investment and Expense Information

Macquarie Core Equity Fund - Class C
Average expense ratio: 1.74%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$176.84	$10,326.00
Termination of Contractual Waiver				Annual Expense Ratio: 1.76%
2	$10,326.00	$516.30	$10,842.30	$184.68	$10,660.56
3	$10,660.56	$533.03	$11,193.59	$190.67	$11,005.96
4	$11,005.96	$550.30	$11,556.26	$196.84	$11,362.56
5	$11,362.56	$568.13	$11,930.69	$203.22	$11,730.70
6	$11,730.70	$586.54	$12,317.24	$209.81	$12,110.78
7	$12,110.78	$605.54	$12,716.32	$216.60	$12,503.17
8	$12,503.17	$625.16	$13,128.33	$223.62	$12,908.27
Converts from Class C to Class A				Annual Expense Ratio: 1.01%
9	$12,908.27	$645.41	$13,553.69	$132.97	$13,423.31
10	$13,423.31	$671.17	$14,094.48	$138.28	$13,958.90
Cumulative Total				$1,873.53

Macquarie Core Equity Fund - Institutional Class
Average expense ratio: 0.74%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$75.58	$10,426.00
Termination of Contractual Waiver				Annual Expense Ratio: 0.76%
2	$10,426.00	$521.30	$10,947.30	$80.92	$10,868.06
3	$10,868.06	$543.40	$11,411.47	$84.35	$11,328.87
4	$11,328.87	$566.44	$11,895.31	$87.92	$11,809.21
5	$11,809.21	$590.46	$12,399.67	$91.65	$12,309.92
6	$12,309.92	$615.50	$12,925.42	$95.54	$12,831.86
7	$12,831.86	$641.59	$13,473.46	$99.59	$13,375.93
8	$13,375.93	$668.80	$14,044.73	$103.81	$13,943.07
9	$13,943.07	$697.15	$14,640.23	$108.21	$14,534.26
10	$14,534.26	$726.71	$15,260.97	$112.80	$15,150.51
Cumulative Total				$940.37

Macquarie Core Equity Fund - Class R6
Average expense ratio: 0.67%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$68.45	$10,433.00
Termination of Contractual Waiver				Annual Expense Ratio: 0.69%
2	$10,433.00	$521.65	$10,954.65	$73.54	$10,882.66
3	$10,882.66	$544.13	$11,426.80	$76.71	$11,351.71
4	$11,351.71	$567.59	$11,919.29	$80.01	$11,840.96
5	$11,840.96	$592.05	$12,433.01	$83.46	$12,351.31
6	$12,351.31	$617.57	$12,968.87	$87.06	$12,883.65
7	$12,883.65	$644.18	$13,527.83	$90.81	$13,438.94
8	$13,438.94	$671.95	$14,110.88	$94.73	$14,018.15
9	$14,018.15	$700.91	$14,719.06	$98.81	$14,622.34
10	$14,622.34	$731.12	$15,353.45	$103.07	$15,252.56
Cumulative Total				$856.65

Macquarie Core Equity Fund - Class R
Average expense ratio: 1.24%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$126.33	$10,376.00
Termination of Contractual Waiver				Annual Expense Ratio: 1.26%
2	$10,376.00	$518.80	$10,894.80	$133.18	$10,764.06
3	$10,764.06	$538.20	$11,302.27	$138.16	$11,166.64
4	$11,166.64	$558.33	$11,724.97	$143.33	$11,584.27
5	$11,584.27	$579.21	$12,163.48	$148.69	$12,017.52
6	$12,017.52	$600.88	$12,618.40	$154.25	$12,466.98
7	$12,466.98	$623.35	$13,090.33	$160.02	$12,933.24
8	$12,933.24	$646.66	$13,579.90	$166.01	$13,416.95
9	$13,416.95	$670.85	$14,087.79	$172.21	$13,918.74
10	$13,918.74	$695.94	$14,614.68	$178.66	$14,439.30
Cumulative Total				$1,520.84

Appendix A: Hypothetical Investment and Expense Information

Macquarie Core Equity Fund - Class Y
Average expense ratio: 0.99%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$100.98	$10,401.00
Termination of Contractual Waiver				Annual Expense Ratio: 1.01%
2	$10,401.00	$520.05	$10,921.05	$107.15	$10,816.00
3	$10,816.00	$540.80	$11,356.80	$111.42	$11,247.56
4	$11,247.56	$562.38	$11,809.94	$115.87	$11,696.34
5	$11,696.34	$584.82	$12,281.15	$120.49	$12,163.02
6	$12,163.02	$608.15	$12,771.17	$125.30	$12,648.32
7	$12,648.32	$632.42	$13,280.74	$130.30	$13,152.99
8	$13,152.99	$657.65	$13,810.64	$135.50	$13,677.80
9	$13,677.80	$683.89	$14,361.69	$140.90	$14,223.54
10	$14,223.54	$711.18	$14,934.72	$146.52	$14,791.06
Cumulative Total				$1,234.43

Macquarie Climate Solutions Fund - Class A
Average expense ratio: 1.24% Maximum front-end sales charge: 5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$694.07	$9,779.38
Termination of Contractual Waiver				Annual Expense Ratio: 1.50%
2	$9,779.38	$488.97	$10,268.35	$149.26	$10,121.66
3	$10,121.66	$506.08	$10,627.74	$154.48	$10,475.92
4	$10,475.92	$523.80	$10,999.71	$159.89	$10,842.57
5	$10,842.57	$542.13	$11,384.70	$165.48	$11,222.06
6	$11,222.06	$561.10	$11,783.17	$171.28	$11,614.84
7	$11,614.84	$580.74	$12,195.58	$177.27	$12,021.35
8	$12,021.35	$601.07	$12,622.42	$183.48	$12,442.10
9	$12,442.10	$622.11	$13,064.21	$189.90	$12,877.58
10	$12,877.58	$643.88	$13,521.45	$196.54	$13,328.29
Cumulative Total				$2,241.65

Macquarie Climate Solutions Fund - Class C
Average expense ratio: 1.99%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$201.99	$10,301.00
Termination of Contractual Waiver				Annual Expense Ratio: 2.25%
2	$10,301.00	$515.05	$10,816.05	$234.96	$10,584.28
3	$10,584.28	$529.21	$11,113.49	$241.42	$10,875.35
4	$10,875.35	$543.77	$11,419.11	$248.06	$11,174.42
5	$11,174.42	$558.72	$11,733.14	$254.88	$11,481.71
6	$11,481.71	$574.09	$12,055.80	$261.89	$11,797.46
7	$11,797.46	$589.87	$12,387.33	$269.09	$12,121.89
8	$12,121.89	$606.09	$12,727.99	$276.49	$12,455.24
Converts from Class C to Class A				Annual Expense Ratio: 1.50%
9	$12,455.24	$622.76	$13,078.01	$190.10	$12,891.18
10	$12,891.18	$644.56	$13,535.74	$196.75	$13,342.37
Cumulative Total				$2,375.63

Macquarie Climate Solutions Fund - Institutional Class
Average expense ratio: 0.99%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$100.98	$10,401.00
Termination of Contractual Waiver				Annual Expense Ratio: 1.25%
2	$10,401.00	$520.05	$10,921.05	$132.45	$10,791.04
3	$10,791.04	$539.55	$11,330.59	$137.42	$11,195.70
4	$11,195.70	$559.79	$11,755.49	$142.57	$11,615.54
5	$11,615.54	$580.78	$12,196.32	$147.92	$12,051.12
6	$12,051.12	$602.56	$12,653.68	$153.46	$12,503.04
7	$12,503.04	$625.15	$13,128.19	$159.22	$12,971.90
8	$12,971.90	$648.60	$13,620.50	$165.19	$13,458.35
9	$13,458.35	$672.92	$14,131.27	$171.38	$13,963.04
10	$13,963.04	$698.15	$14,661.19	$177.81	$14,486.65
Cumulative Total				$1,488.40

Appendix A: Hypothetical Investment and Expense Information

Macquarie Climate Solutions Fund - Class R6
Average expense ratio: 0.82%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$83.71	$10,418.00
Termination of Contractual Waiver				Annual Expense Ratio: 1.08%
2	$10,418.00	$520.90	$10,938.90	$114.72	$10,826.39
3	$10,826.39	$541.32	$11,367.70	$119.22	$11,250.78
4	$11,250.78	$562.54	$11,813.32	$123.89	$11,691.81
5	$11,691.81	$584.59	$12,276.40	$128.75	$12,150.13
6	$12,150.13	$607.51	$12,757.64	$133.79	$12,626.41
7	$12,626.41	$631.32	$13,257.74	$139.04	$13,121.37
8	$13,121.37	$656.07	$13,777.44	$144.49	$13,635.73
9	$13,635.73	$681.79	$14,317.51	$150.15	$14,170.25
10	$14,170.25	$708.51	$14,878.76	$156.04	$14,725.72
Cumulative Total				$1,293.80

Macquarie Climate Solutions Fund - Class R
Average expense ratio: 1.49%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$151.61	$10,351.00
Termination of Contractual Waiver				Annual Expense Ratio: 1.75%
2	$10,351.00	$517.55	$10,868.55	$184.09	$10,687.41
3	$10,687.41	$534.37	$11,221.78	$190.07	$11,034.75
4	$11,034.75	$551.74	$11,586.49	$196.25	$11,393.38
5	$11,393.38	$569.67	$11,963.05	$202.62	$11,763.66
6	$11,763.66	$588.18	$12,351.85	$209.21	$12,145.98
7	$12,145.98	$607.30	$12,753.28	$216.01	$12,540.73
8	$12,540.73	$627.04	$13,167.76	$223.03	$12,948.30
9	$12,948.30	$647.41	$13,595.71	$230.28	$13,369.12
10	$13,369.12	$668.46	$14,037.58	$237.76	$13,803.62
Cumulative Total				$2,040.93

Macquarie Climate Solutions Fund - Class Y
Average expense ratio: 1.24%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$126.33	$10,376.00
Termination of Contractual Waiver				Annual Expense Ratio: 1.50%
2	$10,376.00	$518.80	$10,894.80	$158.36	$10,739.16
3	$10,739.16	$536.96	$11,276.12	$163.91	$11,115.03
4	$11,115.03	$555.75	$11,670.78	$169.64	$11,504.06
5	$11,504.06	$575.20	$12,079.26	$175.58	$11,906.70
6	$11,906.70	$595.33	$12,502.03	$181.73	$12,323.43
7	$12,323.43	$616.17	$12,939.60	$188.09	$12,754.75
8	$12,754.75	$637.74	$13,392.49	$194.67	$13,201.17
9	$13,201.17	$660.06	$13,861.23	$201.48	$13,663.21
10	$13,663.21	$683.16	$14,346.37	$208.53	$14,141.42
Cumulative Total				$1,768.32

Macquarie Global Bond Fund - Class A
Average expense ratio: 0.94% Maximum front-end sales charge: 4.50%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$477.50	$10,027.50	$541.59	$9,937.73
Termination of Contractual Waiver				Average Expense Ratio: 1.12%
2	$9,937.73	$496.89	$10,434.62	$113.46	$10,323.31
3	$10,323.31	$516.17	$10,839.48	$117.86	$10,723.86
4	$10,723.86	$536.19	$11,260.05	$122.44	$11,139.94
5	$11,139.94	$557.00	$11,696.94	$127.19	$11,572.17
6	$11,572.17	$578.61	$12,150.78	$132.12	$12,021.17
7	$12,021.17	$601.06	$12,622.23	$137.25	$12,487.60
8	$12,487.60	$624.38	$13,111.98	$142.57	$12,972.11
9	$12,972.11	$648.61	$13,620.72	$148.11	$13,475.43
10	$13,475.43	$673.77	$14,149.20	$153.85	$13,998.28
Cumulative Total				$1,736.44

Appendix A: Hypothetical Investment and Expense Information

Macquarie Global Bond Fund - Class C
Average expense ratio: 1.69%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$171.80	$10,331.00
Termination of Contractual Waiver				Average Expense Ratio: 1.87%
2	$10,331.00	$516.55	$10,847.55	$196.21	$10,654.36
3	$10,654.36	$532.72	$11,187.08	$202.35	$10,987.84
4	$10,987.84	$549.39	$11,537.23	$208.69	$11,331.76
5	$11,331.76	$566.59	$11,898.35	$215.22	$11,686.45
6	$11,686.45	$584.32	$12,270.77	$221.96	$12,052.23
7	$12,052.23	$602.61	$12,654.84	$228.90	$12,429.47
8	$12,429.47	$621.47	$13,050.94	$236.07	$12,818.51
Converts from Class C to Class A				Annual Expense Ratio: 1.12%
9	$12,818.51	$640.93	$13,459.43	$146.35	$13,315.87
10	$13,315.87	$665.79	$13,981.66	$152.03	$13,832.52
Cumulative Total				$1,979.58

Macquarie Global Bond Fund - Institutional Class
Average expense ratio: 0.69%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$70.49	$10,431.00
Termination of Contractual Waiver				Average Expense Ratio: 0.87%
2	$10,431.00	$521.55	$10,952.55	$92.62	$10,861.80
3	$10,861.80	$543.09	$11,404.89	$96.45	$11,310.39
4	$11,310.39	$565.52	$11,875.91	$100.43	$11,777.51
5	$11,777.51	$588.88	$12,366.39	$104.58	$12,263.92
6	$12,263.92	$613.20	$12,877.12	$108.90	$12,770.42
7	$12,770.42	$638.52	$13,408.94	$113.40	$13,297.84
8	$13,297.84	$664.89	$13,962.73	$118.08	$13,847.04
9	$13,847.04	$692.35	$14,539.39	$122.96	$14,418.93
10	$14,418.93	$720.95	$15,139.87	$128.04	$15,014.43
Cumulative Total				$1,055.95

Macquarie Global Bond Fund - Class R6
Average expense ratio: 0.56%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$57.24	$10,444.00
Termination of Contractual Waiver				Average Expense Ratio: 0.74%
2	$10,444.00	$522.20	$10,966.20	$78.93	$10,888.91
3	$10,888.91	$544.45	$11,433.36	$82.29	$11,352.78
4	$11,352.78	$567.64	$11,920.42	$85.80	$11,836.41
5	$11,836.41	$591.82	$12,428.23	$89.46	$12,340.64
6	$12,340.64	$617.03	$12,957.67	$93.27	$12,866.35
7	$12,866.35	$643.32	$13,509.67	$97.24	$13,414.46
8	$13,414.46	$670.72	$14,085.18	$101.38	$13,985.92
9	$13,985.92	$699.30	$14,685.21	$105.70	$14,581.72
10	$14,581.72	$729.09	$15,310.80	$110.20	$15,202.90
Cumulative Total				$901.51

Macquarie Global Bond Fund - Class R
Average expense ratio: 1.19%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$121.27	$10,381.00
Termination of Contractual Waiver				Average Expense Ratio: 1.37%
2	$10,381.00	$519.05	$10,900.05	$144.80	$10,757.83
3	$10,757.83	$537.89	$11,295.72	$150.06	$11,148.34
4	$11,148.34	$557.42	$11,705.76	$155.50	$11,553.02
5	$11,553.02	$577.65	$12,130.68	$161.15	$11,972.40
6	$11,972.40	$598.62	$12,571.02	$167.00	$12,407.00
7	$12,407.00	$620.35	$13,027.35	$173.06	$12,857.37
8	$12,857.37	$642.87	$13,500.24	$179.34	$13,324.09
9	$13,324.09	$666.20	$13,990.30	$185.85	$13,807.76
10	$13,807.76	$690.39	$14,498.15	$192.60	$14,308.98
Cumulative Total				$1,630.63

Appendix A: Hypothetical Investment and Expense Information

Macquarie Global Bond Fund - Class Y
Average expense ratio: 0.94%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$95.91	$10,406.00
Termination of Contractual Waiver				Average Expense Ratio: 1.12%
2	$10,406.00	$520.30	$10,926.30	$118.81	$10,809.75
3	$10,809.75	$540.49	$11,350.24	$123.42	$11,229.17
4	$11,229.17	$561.46	$11,790.63	$128.21	$11,664.86
5	$11,664.86	$583.24	$12,248.11	$133.18	$12,117.46
6	$12,117.46	$605.87	$12,723.33	$138.35	$12,587.62
7	$12,587.62	$629.38	$13,217.00	$143.72	$13,076.02
8	$13,076.02	$653.80	$13,729.82	$149.29	$13,583.37
9	$13,583.37	$679.17	$14,262.53	$155.09	$14,110.40
10	$14,110.40	$705.52	$14,815.92	$161.10	$14,657.88
Cumulative Total				$1,347.08

Macquarie Global Growth Fund - Class A
Average expense ratio: 1.10% Maximum front-end sales charge: 5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$680.70	$9,792.58
Termination of Contractual Waiver				Annual Expense Ratio: 1.30%
2	$9,792.58	$489.63	$10,282.20	$129.66	$10,154.90
3	$10,154.90	$507.75	$10,662.65	$134.46	$10,530.63
4	$10,530.63	$526.53	$11,057.16	$139.43	$10,920.26
5	$10,920.26	$546.01	$11,466.28	$144.59	$11,324.31
6	$11,324.31	$566.22	$11,890.53	$149.94	$11,743.31
7	$11,743.31	$587.17	$12,330.48	$155.49	$12,177.82
8	$12,177.82	$608.89	$12,786.71	$161.24	$12,628.40
9	$12,628.40	$631.42	$13,259.82	$167.21	$13,095.65
10	$13,095.65	$654.78	$13,750.43	$173.39	$13,580.19
Cumulative Total				$2,035.71

Macquarie Global Growth Fund - Class C
Average expense ratio: 1.85%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$187.91	$10,315.00
Termination of Contractual Waiver				Annual Expense Ratio: 2.06%
2	$10,315.00	$515.75	$10,830.75	$215.61	$10,618.26
3	$10,618.26	$530.91	$11,149.17	$221.95	$10,930.44
4	$10,930.44	$546.52	$11,476.96	$228.48	$11,251.79
5	$11,251.79	$562.59	$11,814.38	$235.19	$11,582.60
6	$11,582.60	$579.13	$12,161.73	$242.11	$11,923.12
7	$11,923.12	$596.16	$12,519.28	$249.23	$12,273.66
8	$12,273.66	$613.68	$12,887.35	$256.55	$12,634.51
Converts from Class C to Class A				Annual Expense Ratio: 1.30%
9	$12,634.51	$631.73	$13,266.23	$167.29	$13,101.99
10	$13,101.99	$655.10	$13,757.09	$173.48	$13,586.76
Cumulative Total				$2,177.80

Macquarie Global Growth Fund - Institutional Class
Average expense ratio: 0.85%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$86.76	$10,415.00
Termination of Contractual Waiver				Annual Expense Ratio: 1.06%
2	$10,415.00	$520.75	$10,935.75	$112.57	$10,825.35
3	$10,825.35	$541.27	$11,366.62	$117.01	$11,251.87
4	$11,251.87	$562.59	$11,814.46	$121.62	$11,695.19
5	$11,695.19	$584.76	$12,279.95	$126.41	$12,155.98
6	$12,155.98	$607.80	$12,763.78	$131.39	$12,634.93
7	$12,634.93	$631.75	$13,266.68	$136.57	$13,132.75
8	$13,132.75	$656.64	$13,789.38	$141.95	$13,650.18
9	$13,650.18	$682.51	$14,332.69	$147.54	$14,187.99
10	$14,187.99	$709.40	$14,897.39	$153.36	$14,747.00
Cumulative Total				$1,275.18

Appendix A: Hypothetical Investment and Expense Information

Macquarie Global Growth Fund - Class R6
Average expense ratio: 0.76%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$77.61	$10,424.00
Termination of Contractual Waiver				Annual Expense Ratio: 0.97%
2	$10,424.00	$521.20	$10,945.20	$103.15	$10,844.09
3	$10,844.09	$542.20	$11,386.29	$107.31	$11.281.10
4	$11,281.10	$564.06	$11,845.16	$111.63	$11,735.73
5	$11,735.73	$586.79	$12,322.52	$116.13	$12,208.68
6	$12,208.68	$610.43	$12,819.12	$120.81	$12,700.69
7	$12,700.69	$635.03	$13,335.73	$125.68	$13,212.53
8	$13,212.53	$660.63	$13,873.16	$130.74	$13,745.00
9	$13,745.00	$687.25	$14,432.24	$136.01	$14,298.92
10	$14,298.92	$714.95	$15,013.86	$141.49	$14,875.16
Cumulative Total				$1,170.56

Macquarie Global Growth Fund - Class R
Average expense ratio: 1.35%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$137.46	$10,365.00
Termination of Contractual Waiver				Annual Expense Ratio: 1.56%
2	$10,365.00	$518.25	$10,883.25	$164.48	$10.721.56
3	$10,721.56	$536.08	$11,257.63	$170.13	$11,090.38
4	$11,090.38	$554.52	$11,644.90	$175.99	$11,471.89
5	$11,471.89	$573.59	$12,045.48	$182.04	$11,866.52
6	$11,866.52	$593.33	$12,459.85	$188.30	$12,274.73
7	$12,274.73	$613.74	$12,888.46	$194.78	$12,696.98
8	$12,696.98	$634.85	$13,331.83	$201.48	$13,133.75
9	$13,133.75	$656.69	$13,790.44	$208.41	$13,585.56
10	$13,585.56	$679.28	$14,264.83	$215.58	$14,052.90
Cumulative Total				$1,838.65

Macquarie Global Growth Fund - Class Y
Average expense ratio: 1.10%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$112.15	$10,390.00
Termination of Contractual Waiver				Annual Expense Ratio: 1.31%
2	$10,390.00	$519.50	$10,909.50	$138.62	$10.773.39
3	$10,773.39	$538.67	$11,312.06	$143.74	$11,170.93
4	$11,170.93	$558.55	$11,729.48	$149.04	$11,583.14
5	$11,583.14	$579.16	$12,162.29	$154.54	$12,010.55
6	$12,010.55	$600.53	$12,611.08	$160.24	$12,453.74
7	$12,453.74	$622.69	$13,076.43	$166.15	$12,913.29
8	$12,913.29	$645.66	$13,558.95	$172.29	$13,389.79
9	$13,389.79	$669.49	$14,059.28	$178.64	$13,883.87
10	$13,883.87	$694.19	$14,578.06	$185.23	$14,396.18
Cumulative Total				$1,560.64

Macquarie High Income Fund - Class A
Average expense ratio: 0.88% Maximum front-end sales charge: 4.50%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$477.50	$10,027.50	$535.77	$9,943.46
Termination of Contractual Waiver				Average Expense Ratio: 0.96%
2	$9,943.46	$497.17	$10,440.63	$97.39	$10,345.18
3	$10,345.18	$517.26	$10,862.43	$101.32	$10,763.12
4	$10,763.12	$538.16	$11,301.28	$105.41	$11,197.95
5	$11,197.95	$559.90	$11,757.85	$109.67	$11,650.35
6	$11,650.35	$582.52	$12,232.87	$114.10	$12,121.02
7	$12,121.02	$606.05	$12,727.07	$118.71	$12,610.71
8	$12,610.71	$630.54	$13,241.25	$123.51	$13,120.18
9	$13,120.18	$656.01	$13,776.19	$128.50	$13,650.24
10	$13,650.24	$682.51	$14,332.75	$133.69	$14,201.71
Cumulative Total				$1,568.07

Appendix A: Hypothetical Investment and Expense Information

Macquarie High Income Fund - Class C
Average expense ratio: 1.63%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$165.75	$10,337.00
Termination of Contractual Waiver				Average Expense Ratio: 1.71%
2	$10,337.00	$516.85	$10,853.85	$179.67	$10,677.09
3	$10,677.09	$533.85	$11,210.94	$185.58	$11,028.36
4	$11,028.36	$551.42	$11,579.78	$191.69	$11,391.20
5	$11,391.20	$569.56	$11,960.76	$197.99	$11,765.97
6	$11,765.97	$588.30	$12,354.27	$204.51	$12,153.07
7	$12,153.07	$607.65	$12,760.72	$211.24	$12,552.90
8	$12,552.90	$627.65	$13,180.55	$218.19	$12,965.89
Converts from Class C to Class A				Annual Expense Ratio: 0.96%
9	$12,965.89	$648.29	$13,614.19	$126.99	$13,489.72
10	$13,489.72	$674.49	$14,164.20	$132.12	$14,034.70
Cumulative Total				$1,813.73

Macquarie High Income Fund - Institutional Class
Average expense ratio: 0.63%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$64.38	$10,437.00
Termination of Contractual Waiver				Average Expense Ratio: 0.71%
2	$10,437.00	$521.85	$10,958.85	$75.69	$10,884.75
3	$10,884.75	$544.24	$11,428.98	$78.94	$11,351.70
4	$11,351.70	$567.59	$11,919.29	$82.33	$11,838.69
5	$11,838.69	$591.93	$12,430.63	$85.86	$12,346.57
6	$12,346.57	$617.33	$12,963.90	$89.54	$12,876.24
7	$12,876.24	$643.81	$13,520.05	$93.38	$13,428.63
8	$13,428.63	$671.43	$14,100.06	$97.39	$14,004.72
9	$14,004.72	$700.24	$14,704.95	$101.57	$14,605.52
10	$14,605.52	$730.28	$15,335.80	$105.92	$15,232.10
Cumulative Total				$875.00

Macquarie High Income Fund - Class R6
Average expense ratio: 0.54%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$55.20	$10,446.00
Termination of Contractual Waiver				Average Expense Ratio: 0.62%
2	$10,446.00	$522.30	$10,968.30	$66.18	$10,903.53
3	$10,903.53	$545.18	$11,448.71	$69.08	$11,381.11
4	$11,381.11	$569.06	$11,950.17	$72.11	$11,879.60
5	$11,879.60	$593.98	$12,473.58	$75.27	$12,399.93
6	$12,399.93	$620.00	$13,019.93	$78.56	$12,943.05
7	$12,943.05	$647.15	$13,590.20	$82.00	$13,509.95
8	$13,509.95	$675.50	$14,185.45	$85.60	$14,101.69
9	$14,101.69	$705.08	$14,806.77	$89.35	$14,719.34
10	$14,719.34	$735.97	$15,455.31	$93.26	$15,364.05
Cumulative Total				$766.61

Macquarie High Income Fund - Class R
Average expense ratio: 1.13%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$115.19	$10,387.00
Termination of Contractual Waiver				Average Expense Ratio: 1.21%
2	$10,387.00	$519.35	$10,906.35	$128.06	$10,780.67
3	$10,780.67	$539.03	$11,319.70	$132.92	$11,189.25
4	$11,189.25	$559.46	$11,748.72	$137.96	$11,613.33
5	$11,613.33	$580.67	$12,193.99	$143.18	$12,053.47
6	$12,053.47	$602.67	$12,656.15	$148.61	$12,510.30
7	$12,510.30	$625.51	$13,135.81	$154.24	$12,984.44
8	$12,984.44	$649.22	$13,633.66	$160.09	$13,476.55
9	$13,476.55	$673.83	$14,150.38	$166.16	$13,987.31
10	$13,987.31	$699.37	$14,686.68	$172.45	$14,517.43
Cumulative Total				$1,458.86

Appendix A: Hypothetical Investment and Expense Information

Macquarie High Income Fund - Class Y
Average expense ratio: 0.88%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$89.81	$10,412.00
Termination of Contractual Waiver				Average Expense Ratio: 0.96%
2	$10,412.00	$520.60	$10,932.60	$101.97	$10,832.64
3	$10,832.64	$541.63	$11,374.28	$106.09	$11,270.28
4	$11,270.28	$563.51	$11,833.80	$110.38	$11,725.60
5	$11,725.60	$586.28	$12,311.88	$114.84	$12,199.32
6	$12,199.32	$609.97	$12,809.28	$119.48	$12,692.17
7	$12,692.17	$634.61	$13,326.78	$124.31	$13,204.93
8	$13,204.93	$660.25	$13,865.18	$129.33	$13,738.41
9	$13,738.41	$686.92	$14,425.33	$134.55	$14,293.44
10	$14,293.44	$714.67	$15,008.12	$139.99	$14,870.90
Cumulative Total				$1,170.75

Macquarie Large Cap Growth Fund - Class A
Average expense ratio: 0.89% Maximum front-end sales charge: 5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$660.61	$9,812.37
Termination of Contractual Waiver				Annual Expense Ratio: 0.97%
2	$9,812.37	$490.62	$10,302.99	$97.10	$10,207.81
3	$10,207.81	$510.39	$10,718.20	$101.01	$10,619.18
4	$10,619.18	$530.96	$11,150.14	$105.08	$11,047.13
5	$11,047.13	$552.36	$11,599.49	$109.32	$11,492.33
6	$11,492.33	$574.62	$12,066.95	$113.72	$11,955.47
7	$11,955.47	$597.77	$12,553.25	$118.30	$12,437.28
8	$12,437.28	$621.86	$13,059.14	$123.07	$12,938.50
9	$12,938.50	$646.93	$13,585.43	$128.03	$13,459.92
10	$13,459.92	$673.00	$14,132.92	$133.19	$14,002.36
Cumulative Total				$1,689.43

Macquarie Large Cap Growth Fund - Class C
Average expense ratio: 1.64%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$166.76	$10,336.00
Termination of Contractual Waiver				Annual Expense Ratio: 1.72%
2	$10,336.00	$516.80	$10,852.80	$180.69	$10,675.02
3	$10,675.02	$533.75	$11,208.77	$186.62	$11,025.16
4	$11,025.16	$551.26	$11,576.42	$192.74	$11,386.79
5	$11,386.79	$569.34	$11,956.13	$199.06	$11,760.27
6	$11,760.27	$588.01	$12,348.29	$205.59	$12,146.01
7	$12,146.01	$607.30	$12,753.31	$212.34	$12,544.40
8	$12,544.40	$627.22	$13,171.62	$219.30	$12,955.86
Converts from Class C to Class A				Annual Expense Ratio: 0.97%
9	$12,955.86	$647.79	$13,603.65	$128.20	$13,477.98
10	$13,477.98	$673.90	$14,151.88	$133.37	$14,021.14
Cumulative Total				$1,824.67

Macquarie Large Cap Growth Fund - Institutional Class
Average expense ratio: 0.64%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$65.40	$10,436.00
Termination of Contractual Waiver				Annual Expense Ratio: 0.72%
2	$10,436.00	$521.80	$10,957.80	$76.75	$10,882.66
3	$10,882.66	$544.13	$11,426.79	$80.03	$11,348.44
4	$11,348.44	$567.42	$11,915.86	$83.46	$11,834.15
5	$11,834.15	$591.71	$12,425.86	$87.03	$12,340.65
6	$12,340.65	$617.03	$12,957.69	$90.75	$12,868.83
7	$12,868.83	$643.44	$13,512.28	$94.64	$13,419.62
8	$13,419.62	$670.98	$14,090.60	$98.69	$13,993.98
9	$13,993.98	$699.70	$14,693.68	$102.91	$14,592.92
10	$14,592.92	$729.65	$15,322.57	$107.32	$15,217.50
Cumulative Total				$886.98

Appendix A: Hypothetical Investment and Expense Information

Macquarie Large Cap Growth Fund - Class R6
Average expense ratio: 0.56%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$57.24	$10,444.00
Termination of Contractual Waiver				Annual Expense Ratio: 0.63%
2	$10,444.00	$522.20	$10,966.20	$67.23	$10,900.40
3	$10,900.40	$545.02	$11,445.42	$70.17	$11,376.75
4	$11,376.75	$568.84	$11,945.59	$73.24	$11,873.91
5	$11,873.91	$593.70	$12,467.61	$76.44	$12,392.80
6	$12,392.80	$619.64	$13,012.44	$79.78	$12,934.37
7	$12,934.37	$646.72	$13,581.09	$83.27	$13,499.60
8	$13,499.60	$674.98	$14,174.58	$86.91	$14,089.53
9	$14,089.53	$704.48	$14,794.01	$90.70	$14,705.25
10	$14,705.25	$735.26	$15,440.51	$94.67	$15,347.87
Cumulative Total				$779.65

Macquarie Large Cap Growth Fund - Class R
Average expense ratio: 1.14%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$116.20	$10,386.00
Termination of Contractual Waiver				Annual Expense Ratio: 1.22%
2	$10,386.00	$519.30	$10,905.30	$129.10	$10,778.59
3	$10,778.59	$538.93	$11,317.52	$133.98	$11,186.02
4	$11,186.02	$559.30	$11,745.32	$139.05	$11,608.85
5	$11,608.85	$580.44	$12,189.30	$144.30	$12,047.67
6	$12,047.67	$602.38	$12,650.05	$149.76	$12,503.07
7	$12,503.07	$625.15	$13,128.22	$155.42	$12,975.69
8	$12,975.69	$648.78	$13,624.47	$161.30	$13,466.17
9	$13,466.17	$673.31	$14,139.47	$167.39	$13,975.19
10	$13,975.19	$698.76	$14,673.95	$173.72	$14,503.45
Cumulative Total				$1,470.22

Macquarie Large Cap Growth Fund - Class Y
Average expense ratio: 0.89%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$90.83	$10,411.00
Termination of Contractual Waiver				Annual Expense Ratio: 0.97%
2	$10,411.00	$520.55	$10,931.55	$103.02	$10,830.56
3	$10,830.56	$541.53	$11,372.09	$107.17	$11,267.04
4	$11,267.04	$563.35	$11,830.39	$111.49	$11,721.10
5	$11,721.10	$586.05	$12,307.15	$115.99	$12,193.46
6	$12,193.46	$609.67	$12,803.13	$120.66	$12,684.85
7	$12,684.85	$634.24	$13,319.10	$125.52	$13,196.05
8	$13,196.05	$659.80	$13,855.86	$130.58	$13,727.85
9	$13,727.85	$686.39	$14,414.25	$135.84	$14,281.09
10	$14,281.09	$714.05	$14,995.14	$141.32	$14,856.61
Cumulative Total				$1,182.42

Macquarie Mid Cap Growth Fund - Class A
Average expense ratio: 1.04% Maximum front-end sales charge: 5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$674.96	$9,798.23
Termination of Contractual Waiver				Annual Expense Ratio: 1.20%
2	$9,798.23	$489.91	$10,288.14	$119.81	$10,170.56
3	$10,170.56	$508.53	$10,679.09	$124.37	$10,557.04
4	$10,557.04	$527.85	$11,084.90	$129.09	$10,958.21
5	$10,958.21	$547.91	$11,506.12	$134.00	$11,374.62
6	$11,374.62	$568.73	$11,943.36	$139.09	$11,806.86
7	$11,806.86	$590.34	$12,397.20	$144.37	$12,255.52
8	$12,255.52	$612.78	$12,868.30	$149.86	$12,721.23
9	$12,721.23	$636.06	$13,357.29	$155.56	$13,204.64
10	$13,204.64	$660.23	$13,864.87	$161.47	$13,706.41
Cumulative Total				$1,932.58

Appendix A: Hypothetical Investment and Expense Information

Macquarie Mid Cap Growth Fund - Class C
Average expense ratio: 1.79%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$181.87	$10,321.00
Termination of Contractual Waiver				Annual Expense Ratio: 1.95%
2	$10,321.00	$516.05	$10,837.05	$204.33	$10,635.79
3	$10,635.79	$531.79	$11,167.58	$210.56	$10,960.18
4	$10,960.18	$548.01	$11,508.19	$216.98	$11,294.47
5	$11,294.47	$564.72	$11,859.19	$223.60	$11,638.95
6	$11,638.95	$581.95	$12,220.90	$230.42	$11,993.94
7	$11,993.94	$599.70	$12,593.63	$237.45	$12,359.75
8	$12,359.75	$617.99	$12,977.74	$244.69	$12,736.72
Converts from Class C to Class A				Annual Expense Ratio: 1.20%
9	$12,736.72	$636.84	$13,373.56	$155.74	$13,220.72
10	$13,220.72	$661.04	$13,881.76	$161.66	$13,723.11
Cumulative Total				$2,067.30

Macquarie Mid Cap Growth Fund - Institutional Class
Average expense ratio: 0.79%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$80.66	$10,421.00
Termination of Contractual Waiver				Annual Expense Ratio: 0.95%
2	$10,421.00	$521.05	$10,942.05	$101.00	$10,843.05
3	$10,843.05	$542.15	$11,385.20	$105.09	$11,282.19
4	$11,282.19	$564.11	$11,846.30	$109.35	$11,739.12
5	$11,739.12	$586.96	$12,326.08	$113.78	$12,214.56
6	$12,214.56	$610.73	$12,825.29	$118.39	$12,709.25
7	$12,709.25	$635.46	$13,344.71	$123.18	$13,223.97
8	$13,223.97	$661.20	$13,885.17	$128.17	$13,759.54
9	$13,759.54	$687.98	$14,447.52	$133.36	$14,316.80
10	$14,316.80	$715.84	$15,032.64	$138.76	$14,896.63
Cumulative Total				$1,151.74

Macquarie Mid Cap Growth Fund - Class R6
Average expense ratio: 0.68%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$69.47	$10,432.00
Termination of Contractual Waiver				Annual Expense Ratio: 0.84%
2	$10,432.00	$521.60	$10,953.60	$89.45	$10,865.97
3	$10,865.97	$543.30	$11,409.27	$93.17	$11,318.00
4	$11,318.00	$565.90	$11,883.90	$97.05	$11,788.82
5	$11,788.82	$589.44	$12,378.27	$101.09	$12,279.24
6	$12,279.24	$613.96	$12,893.20	$105.29	$12,790.06
7	$12,790.06	$639.50	$13,429.56	$109.67	$13,322.12
8	$13,322.12	$666.11	$13,988.23	$114.23	$13,876.32
9	$13,876.32	$693.82	$14,570.14	$118.99	$14,453.58
10	$14,453.58	$722.68	$15,176.26	$123.94	$15,054.85
Cumulative Total				$1,022.35

Macquarie Mid Cap Growth Fund - Class R
Average expense ratio: 1.29%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$131.39	$10,371.00
Termination of Contractual Waiver				Annual Expense Ratio: 1.45%
2	$10,371.00	$518.55	$10,889.55	$153.05	$10,739.17
3	$10,739.17	$536.96	$11,276.13	$158.48	$11,120.41
4	$11,120.41	$556.02	$11,676.43	$164.11	$11,515.19
5	$11,515.19	$575.76	$12,090.94	$169.93	$11,923.97
6	$11,923.97	$596.20	$12,520.17	$175.97	$12,347.28
7	$12,347.28	$617.36	$12,964.64	$182.21	$12,785.60
8	$12,785.60	$639.28	$13,424.88	$188.68	$13,239.49
9	$13,239.49	$661.97	$13,901.47	$195.38	$13,709.50
10	$13,709.50	$685.47	$14,394.97	$202.32	$14,196.18
Cumulative Total				$1,721.52

Appendix A: Hypothetical Investment and Expense Information

Macquarie Mid Cap Growth Fund - Class Y
Average expense ratio: 1.04%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$106.06	$10,396.00
Termination of Contractual Waiver				Annual Expense Ratio: 1.20%
2	$10,396.00	$519.80	$10,915.80	$127.12	$10,791.05
3	$10,791.05	$539.55	$11,330.60	$131.95	$11,201.11
4	$11,201.11	$560.06	$11,761.16	$136.97	$11,626.75
5	$11,626.75	$581.34	$12,208.09	$142.17	$12,068.57
6	$12,068.57	$603.43	$12,671.99	$147.57	$12,527.17
7	$12,527.17	$626.36	$13,153.53	$153.18	$13,003.20
8	$13,003.20	$650.16	$13,653.36	$159.00	$13,497.33
9	$13,497.33	$674.87	$14,172.19	$165.05	$14,010.22
10	$14,010.22	$700.51	$14,710.74	$171.32	$14,542.61
Cumulative Total				$1,440.39

Macquarie Science and Technology Fund - Class A
Average expense ratio: 1.17% Maximum front-end sales charge: 5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$687.38	$9,785.98
Termination of Contractual Waiver				Annual Expense Ratio: 1.18%
2	$9,785.98	$489.30	$10,275.28	$117.68	$10,159.80
3	$10,159.80	$507.99	$10,667.79	$122.18	$10,547.91
4	$10,547.91	$527.40	$11,075.30	$126.84	$10,950.84
5	$10,950.84	$547.54	$11,498.38	$131.69	$11,369.16
6	$11,369.16	$568.46	$11,937.62	$136.72	$11,803.46
7	$11,803.46	$590.17	$12,393.63	$141.94	$12,254.35
8	$12,254.35	$612.72	$12,867.07	$147.36	$12,722.47
9	$12,722.47	$636.12	$13,358.59	$152.99	$13,208.47
10	$13,208.47	$660.42	$13,868.89	$158.84	$13,713.03
Cumulative Total				$1,923.62

Macquarie Science and Technology Fund - Class C
Average expense ratio: 1.92%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$194.96	$10,308.00
Termination of Contractual Waiver				Annual Expense Ratio: 1.93%
2	$10,308.00	$515.40	$10,823.40	$202.00	$10,624.46
3	$10,624.46	$531.22	$11,155.68	$208.20	$10,950.63
4	$10,950.63	$547.53	$11,498.16	$214.59	$11,286.81
5	$11,286.81	$564.34	$11,851.15	$221.18	$11,633.32
6	$11,633.32	$581.67	$12,214.98	$227.97	$11,990.46
7	$11,990.46	$599.52	$12,589.98	$234.97	$12,358.57
8	$12,358.57	$617.93	$12,976.49	$242.18	$12,737.97
Converts from Class C to Class A				Annual Expense Ratio: 1.18%
9	$12,737.97	$636.90	$13,374.87	$153.18	$13,224.56
10	$13,224.56	$661.23	$13,885.79	$159.03	$13,729.74
Cumulative Total				$2,058.26

Macquarie Science and Technology Fund - Institutional Class
Average expense ratio: 0.92%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$93.88	$10,408.00
Termination of Contractual Waiver				Annual Expense Ratio: 0.93%
2	$10,408.00	$520.40	$10,928.40	$98.76	$10,831.61
3	$10,831.61	$541.58	$11,373.19	$102.78	$11,272.45
4	$11,272.45	$563.62	$11,836.07	$106.97	$11,731.24
5	$11,731.24	$586.56	$12,317.80	$111.32	$12,208.70
6	$12,208.70	$610.44	$12,819.14	$115.85	$12,705.60
7	$12,705.60	$635.28	$13,340.88	$120.57	$13,222.71
8	$13,222.71	$661.14	$13,883.85	$125.47	$13,760.88
9	$13,760.88	$688.04	$14,448.92	$130.58	$14,320.95
10	$14,320.95	$716.05	$15,036.99	$135.90	$14,903.81
Cumulative Total				$1,142.08

Appendix A: Hypothetical Investment and Expense Information

Macquarie Science and Technology Fund - Class R6
Average expense ratio: 0.84%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$85.75	$10,416.00
Termination of Contractual Waiver				Annual Expense Ratio: 0.85%
2	$10,416.00	$520.80	$10,936.80	$90.37	$10,848.26
3	$10,848.26	$542.41	$11,390.68	$94.12	$11,298.47
4	$11,298.47	$564.92	$11,863.39	$98.03	$11,767.35
5	$11,767.35	$588.37	$12,355.72	$102.10	$12,255.70
6	$12,255.70	$612.78	$12,868.48	$106.34	$12,764.31
7	$12,764.31	$638.22	$13,402.53	$110.75	$13,294.03
8	$13,294.03	$664.70	$13,958.73	$115.34	$13,845.73
9	$13,845.73	$692.29	$14,538.02	$120.13	$14,420.33
10	$14,420.33	$721.02	$15,141.35	$125.12	$15,018.77
Cumulative Total				$1,048.05

Macquarie Science and Technology Fund - Class R
Average expense ratio: 1.42%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$144.54	$10,358.00
Termination of Contractual Waiver				Annual Expense Ratio: 1.43%
2	$10,358.00	$517.90	$10,875.90	$150.76	$10,727.78
3	$10,727.78	$536.39	$11,264.17	$156.15	$11,110.76
4	$11,110.76	$555.54	$11,666.30	$161.72	$11,507.42
5	$11,507.42	$575.37	$12,082.79	$167.49	$11,918.23
6	$11,918.23	$595.91	$12,514.14	$173.47	$12,343.71
7	$12,343.71	$617.19	$12,960.90	$179.67	$12,784.38
8	$12,784.38	$639.22	$13,423.60	$186.08	$13,240.79
9	$13,240.79	$662.04	$13,902.82	$192.72	$13,713.48
10	$13,713.48	$685.67	$14,399.16	$199.60	$14,203.05
Cumulative Total				$1,712.20

Macquarie Science and Technology Fund - Class Y
Average expense ratio: 1.17%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$119.24	$10,383.00
Termination of Contractual Waiver				Annual Expense Ratio: 1.18%
2	$10,383.00	$519.15	$10,902.15	$124.86	$10,779.63
3	$10,779.63	$538.98	$11,318.61	$129.63	$11,191.41
4	$11,191.41	$559.57	$11,750.98	$134.58	$11,618.92
5	$11,618.92	$580.95	$12,199.87	$139.72	$12,062.77
6	$12,062.77	$603.14	$12,665.91	$145.06	$12,523.57
7	$12,523.57	$626.18	$13,149.74	$150.60	$13,001.97
8	$13,001.97	$650.10	$13,652.06	$156.35	$13,498.64
9	$13,498.64	$674.93	$14,173.57	$162.33	$14,014.29
10	$14,014.29	$700.71	$14,715.00	$168.53	$14,549.63
Cumulative Total				$1,430.90

Macquarie Small Cap Growth Fund - Class A
Average expense ratio: 1.13% Maximum front-end sales charge: 5.75%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$683.56	$9,789.75
Termination of Contractual Waiver				Annual Expense Ratio: 1.29%
2	$9,789.75	$489.49	$10,279.23	$128.63	$10,152.95
3	$10,152.95	$507.65	$10,660.59	$133.40	$10,529.62
4	$10,529.62	$526.48	$11,056.10	$138.35	$10,920.27
5	$10,920.27	$546.01	$11,466.28	$143.48	$11,325.41
6	$11,325.41	$566.27	$11,891.68	$148.81	$11,745.59
7	$11,745.59	$587.28	$12,332.86	$154.33	$12,181.35
8	$12,181.35	$609.07	$12,790.41	$160.05	$12,633.27
9	$12,633.27	$631.66	$13,264.94	$165.99	$13,101.97
10	$13,101.97	$655.10	$13,757.07	$172.15	$13,588.05
Cumulative Total				$2,028.75

Appendix A: Hypothetical Investment and Expense Information

Macquarie Small Cap Growth Fund - Class C
Average expense ratio: 1.88%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$190.93	$10,312.00
Termination of Contractual Waiver				Annual Expense Ratio: 2.04%
2	$10,312.00	$515.60	$10,827.60	$213.48	$10,617.24
3	$10,617.24	$530.86	$11,148.10	$219.80	$10,931.51
4	$10,931.51	$546.58	$11,478.08	$226.30	$11,255.08
5	$11,255.08	$562.75	$11,817.83	$233.00	$11,588.23
6	$11,588.23	$579.41	$12,167.64	$239.90	$11,931.24
7	$11,931.24	$596.56	$12,527.80	$247.00	$12,284.40
8	$12,284.40	$614.22	$12,898.62	$254.31	$12,648.02
Converts from Class C to Class A				Annual Expense Ratio: 1.29%
9	$12,648.02	$632.40	$13,280.42	$166.19	$13,117.26
10	$13,117.26	$655.86	$13,773.13	$172.35	$13,603.92
Cumulative Total				$2,163.26

Macquarie Small Cap Growth Fund - Institutional Class
Average expense ratio: 0.88%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$89.81	$10,412.00
Termination of Contractual Waiver				Annual Expense Ratio: 1.04%
2	$10,412.00	$520.60	$10,932.60	$110.43	$10,824.32
3	$10,824.32	$541.22	$11,365.53	$114.80	$11,252.96
4	$11,252.96	$562.65	$11,815.61	$119.35	$11,698.58
5	$11,698.58	$584.93	$12,283.50	$124.07	$12,161.84
6	$12,161.84	$608.09	$12,769.93	$128.99	$12,643.45
7	$12,643.45	$632.17	$13,275.62	$134.10	$13,144.13
8	$13,144.13	$657.21	$13,801.33	$139.41	$13,664.64
9	$13,664.64	$683.23	$14,347.87	$144.93	$14,205.76
10	$14,205.76	$710.29	$14,916.04	$150.67	$14,768.30
Cumulative Total				$1,256.56

Macquarie Small Cap Growth Fund - Class R6
Average expense ratio: 0.76%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$77.61	$10,424.00
Termination of Contractual Waiver				Annual Expense Ratio: 0.92%
2	$10,424.00	$521.20	$10,945.20	$97.86	$10,849.30
3	$10,849.30	$542.46	$11,391.76	$101.85	$11,291.95
4	$11,291.95	$564.60	$11,856.55	$106.01	$11,752.66
5	$11,752.66	$587.63	$12,340.30	$110.33	$12,232.17
6	$12,232.17	$611.61	$12,843.78	$114.83	$12,731.24
7	$12,731.24	$636.56	$13,367.81	$119.52	$13,250.68
8	$13,250.68	$662.53	$13,913.21	$124.39	$13,791.31
9	$13,791.31	$689.57	$14,480.87	$129.47	$14,353.99
10	$14,353.99	$717.70	$15,071.69	$134.75	$14,939.63
Cumulative Total				$1,116.62

Macquarie Small Cap Growth Fund - Class R
Average expense ratio: 1.38%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$140.50	$10,362.00
Termination of Contractual Waiver				Annual Expense Ratio: 1.54%
2	$10,362.00	$518.10	$10,880.10	$162.34	$10,720.53
3	$10,720.53	$536.03	$11,256.55	$167.95	$11,091.46
4	$11,091.46	$554.57	$11,646.03	$173.76	$11,475.22
5	$11,475.22	$573.76	$12,048.98	$179.78	$11,872.26
6	$11,872.26	$593.61	$12,465.88	$186.00	$12,283.04
7	$12,283.04	$614.15	$12,897.19	$192.43	$12,708.04
8	$12,708.04	$635.40	$13,343.44	$199.09	$13,147.73
9	$13,147.73	$657.39	$13,805.12	$205.98	$13,602.65
10	$13,602.65	$680.13	$14,282.78	$213.10	$14,073.30
Cumulative Total				$1,820.93

Appendix A: Hypothetical Investment and Expense Information

Macquarie Small Cap Growth Fund - Class Y
Average expense ratio: 1.13%
Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$115.19	$10,387.00
Termination of Contractual Waiver				Annual Expense Ratio: 1.29%
2	$10,387.00	$519.35	$10,906.35	$136.48	$10,772.36
3	$10,772.36	$538.62	$11,310.98	$141.54	$11,172.01
4	$11,172.01	$558.60	$11,730.61	$146.79	$11,586.49
5	$11,586.49	$579.32	$12,165.82	$152.24	$12,016.35
6	$12,016.35	$600.82	$12,617.17	$157.89	$12,462.16
7	$12,462.16	$623.11	$13,085.27	$163.74	$12,924.51
8	$12,924.51	$646.23	$13,570.73	$169.82	$13,404.00
9	$13,404.00	$670.20	$14,074.20	$176.12	$13,901.29
10	$13,901.29	$695.06	$14,596.36	$182.65	$14,417.03
Cumulative Total				$1,542.46

Note: Each of the Funds included above in this Appendix A was a party to a reorganization with a corresponding series of the Waddell & Reed Advisors Funds (each, a WRA Fund). Pursuant to such reorganizations, each WRA Fund was reorganized out of existence. The above Hypothetical Investment and Expense Information was historically included in each WRA Fund prospectus.

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Additional information

Contact information

•
Website: macquarie.com/USfunds

•
Macquarie Funds Service Center: 800 523-1918 (representatives are normally available weekdays from 8:30am to 6:00pm ET)

○
For fund information, literature, price, yield, and performance figures.

○
For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

•
Automated telephone service: 800 523-1918 (seven days a week, 24 hours a day)

○
For convenient access to account information or current performance information on all Macquarie Funds, use this touch-tone service.

•
Written correspondence: Macquarie Funds, P.O. Box 534437, Pittsburgh, PA 15253-4437 (by regular mail) or Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 (by overnight courier service).

Additional information about each Fund's investments is available in its annual and semiannual shareholder reports and in Form N-CSR filed with the SEC. In a Fund's annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. In Form N-CSR, you will find each Fund's annual and semiannual financial statements. You can find more information about the Funds in the current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI, an annual or semiannual report, or other information such as the Funds' financial statements, or if you have any questions about investing in the Funds, write to us at P.O. Box 534437, Pittsburgh, PA 15253-4437 by regular mail or at Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 by overnight courier service, or call toll-free 800 523-1918. The Funds' SAI, shareholder reports and financial statements are available, free of charge, through the Funds' website at macquarie.com/mam/literature. You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC website at sec.gov. You may obtain copies of this information, after paying a duplication fee, by emailing the SEC at publicinfo@sec.gov.

Investment Company Act number: 811-06569 and 811-04413

PR-JULY 7/25

Statement of Additional Information

Nasdaq ticker symbols
	Class A	Class C	Institutional Class	Class R6	Class R	Class Y
Macquarie Asset Strategy Fund	WASAX	WASCX	IVAEX	IASTX	IASRX	WASYX
Macquarie Balanced Fund	IBNAX	IBNCX	IYBIX	IBARX	IYBFX	IBNYX
Macquarie Core Equity Fund	WCEAX	WTRCX	ICIEX	ICEQX	IYCEX	WCEYX
Macquarie Global Growth Fund	IVINX	IVNCX	IGIIX	ITGRX	IYIGX	IVIYX
Macquarie International Core Equity Fund	IVIAX	IVIFX	ICEIX	IINCX	IYITX	IVVYX
Macquarie Large Cap Growth Fund	WLGAX	WLGCX	IYGIX	ILGRX	WLGRX	WLGYX
Macquarie Mid Cap Growth Fund	WMGAX	WMGCX	IYMIX	IGRFX	WMGRX	WMGYX
Macquarie Mid Cap Income Opportunities Fund	IVOAX	IVOCX	IVOIX	IVOSX	IVORX	IVOYX
Macquarie Smid Cap Core Fund	IYSAX	IYSCX	IVVIX	ISPVX	IYSMX	IYSYX
Macquarie Small Cap Growth Fund	WSGAX	WRGCX	IYSIX	IRGFX	WSGRX	WSCYX
Macquarie Systematic Emerging Markets Equity Fund	IPOAX	IPOCX	IPOIX	IMEGX	IYPCX	IPOYX
Macquarie Climate Solutions Fund	IEYAX	IEYCX	IVEIX	IENRX	IYEFX	IEYYX
Macquarie Healthcare Fund	DLHAX	DLHCX	DLHIX	n/a	DLRHX	n/a
Macquarie Natural Resources Fund	IGNAX	IGNCX	IGNIX	INRSX	IGNRX	IGNYX
Macquarie Real Estate Securities Fund	IRSAX	IRSCX	IREIX	IRSEX	IRSRX	IRSYX
Macquarie Science and Technology Fund	WSTAX	WSTCX	ISTIX	ISTNX	WSTRX	WSTYX
Macquarie Global Bond Fund	IVSAX	IVSCX	IVSIX	IVBDX	IYGOX	IVSYX
Macquarie High Income Fund	WHIAX	WRHIX	IVHIX	IHIFX	IYHIX	WHIYX

July 31, 2025

P.O. Box 534437, Pittsburgh, PA 15253-4437 (regular mail)

Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 (overnight courier service)

For a Prospectus, Performance, and Information on Existing Accounts: 800 523-1918

For Dealer Services (Broker/Dealers only): 800 362-7500

This Statement of Additional Information (“SAI”) supplements the information contained in the current prospectus (the “Prospectus”), dated July 31, 2025, as it may be amended, from time to time, for each fund listed above (each, a “Fund” and collectively, the “Funds”).

This SAI should be read in conjunction with the Prospectus. This SAI is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus.

The Prospectus may be obtained through our website at macquarie.com/mam/literature; by writing or calling your financial advisor; or by contacting the Funds' distributor, Delaware Distributors, L.P. (the “Distributor”), at the above addresses, or by calling the above phone numbers. Please do not send any correspondence to 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354. The Funds' financial statements, and the notes relating hereto, the financial highlights, and the reports of the independent registered public accounting firm are incorporated by reference into this SAI, as follows: (i) from the most recent Form N-CSR for Macquarie Healthcare Fund; and (ii) from the most recent Form N-CSR for all other Funds. Each Fund's shareholder report, and/or financial statements, can be obtained, without charge, by calling 800 523-1918.

2

Organization and Classification

This SAI describes the Funds, each of which (except for Macquarie Healthcare Fund) is a series of Ivy Funds. Macquarie Healthcare Fund is a series of Delaware Group® Equity Funds IV. Each of Ivy Funds and Delaware Group Equity Funds IV is a “Trust” and are collectively referred to as the “Trusts”. Each Fund offers Class A, Class C and Class R shares, and each Fund (except Macquarie Healthcare Fund) also offers Class Y shares (collectively, the “Retail Classes”). In addition, each Fund offers Institutional Class shares and each Fund (except Macquarie Healthcare Fund) offers Class R6 shares (the Institutional Class and Class R6 are collectively referred to herein as the “Institutional Classes,” and together with the Retail Classes, are referred to herein as the “Classes”). All references to “shares” in this SAI refer to all classes of shares (each share class, the “Class”) of the Funds, except where noted. The Funds' investment manager is Delaware Management Company (the “Manager”), which is a series of Macquarie Investment Management Business Trust (“MIMBT”) (a Delaware statutory trust). Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Investment Management Europe Limited (“MIMEL”) serve as sub-advisors to certain of the Funds as described under Investment Manager and Other Service Providers. For purposes of the Investment Strategies and Risks section, a reference to the Manager may also include MIMAK, MIMGL and MIMEL.

Notice of Acquisition

On April 21, 2025, Macquarie Group Limited, the parent company of the Manager, together with certain of its affiliates, and Nomura Holding America Inc. (“Nomura”), announced that they had entered into an agreement for Nomura to acquire the US and European public investments asset management business of Macquarie Asset Management. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the closing of the transaction will result in the automatic termination of each Fund's investment advisory agreement with the Manager and the sub-advisory agreements. In anticipation of this automatic termination, on June 18, 2025, the Funds' Board of Trustees (“Board”) approved a new investment advisory agreement for each Fund that would go into effect at the closing of the transaction. The Board recommends that shareholders of each Fund approve the new investment advisory agreement at a meeting of shareholders scheduled to occur on September 10, 2025. Proxy solicitation materials related to this meeting have been made available to shareholders that held shares of the Funds at the close of business on July 3, 2025. At the Board Meeting, the Board also unanimously approved an interim investment advisory agreement between each Fund and the Manager (the “Interim Agreement”), which would become effective at the time of the transaction in the event that Fund shareholders have not approved the new advisory agreement but the transaction has closed, under which the Manager could provide investment advisory services to a Fund for up to the earlier of 150 days from the effective date of the Interim Agreement or the date of shareholder approval of the new advisory agreement for such Fund.

Upon the closing of the Nomura transaction, Macquarie Funds will be renamed Nomura Funds, and each of the Funds will be renamed as follows:

Current Name	New Name
Macquarie Asset Strategy Fund	Nomura Asset Strategy Fund
Macquarie Balanced Fund	Nomura Balanced Fund
Macquarie Climate Solutions Fund	Nomura Climate Solutions Fund
Macquarie Core Equity Fund	Nomura Core Equity Fund
Macquarie Global Bond Fund	Nomura Global Bond Fund
Macquarie Global Growth Fund	Nomura Global Growth Fund
Macquarie Healthcare Fund	Nomura Healthcare Fund
Macquarie High Income Fund	Nomura High Income Fund
Macquarie International Core Equity Fund	Nomura International Core Equity Fund
Macquarie Large Cap Growth Fund	Nomura Large Cap Growth Fund
Macquarie Mid Cap Growth Fund	Nomura Mid Cap Growth Fund
Macquarie Mid Cap Income Opportunities Fund	Nomura Mid Cap Income Opportunities Fund
Macquarie Natural Resources Fund	Nomura Natural Resources Fund
Macquarie Real Estate Securities Fund	Nomura Real Estate Securities Fund
Macquarie Science and Technology Fund	Nomura Science and Technology Fund
Macquarie Small Cap Growth Fund	Nomura Small Cap Growth Fund
Macquarie Smid Cap Core Fund	Nomura Smid Cap Core Fund
Macquarie Systematic Emerging Markets Equity Fund	Nomura Systematic Emerging Markets Equity Fund

3

Organization

Ivy Funds

The Trust was organized as a Delaware statutory trust on November 13, 2008. On April 1, 2010, each of the then-existing series of the Trust became the successor either to one of the series of Ivy Funds, Inc., organized as a Maryland corporation on January 29, 1992, or to one of the series of Ivy Funds, organized as a Massachusetts business trust on December 21, 1983.

Effective April 3, 2017, Ivy Global Natural Resources Fund changed its name to Ivy Natural Resources Fund.

Effective November 5, 2018, Ivy European Opportunities Fund merged into Ivy International Core Equity Fund; Ivy Global Income Allocation Fund merged into Ivy Asset Strategy Fund; Ivy Micro Cap Growth Fund merged into Ivy Small Cap Growth Fund and Ivy Tax-Managed Equity Fund merged into Ivy Large Cap Growth Fund.

Effective July 1, 2021, each Fund was renamed in conjunction with a transaction whereby Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited's US asset management business, acquired the investment management business of Waddell & Reed Financial, Inc., including Ivy Investment Management Company, the former investment adviser of the Funds. On this date the word “Delaware” was added to each Fund's name.

Effective July 1, 2021, Class N shares were renamed Class R6 for each Fund. On June 10, 2022, the Class E shares of the Funds were liquidated.

Effective July 29, 2022, Delaware Ivy Energy Fund changed its name to Delaware Climate Solutions Fund and Delaware Ivy Securian Real Estate Securities Fund changed its name to Delaware Real Estate Securities Fund.

On November 15, 2024, Class I shares were renamed Institutional Class shares for each Fund.

On December 31, 2024, the name of each Fund was changed to incorporate its new name beginning with “Macquarie” instead of “Delaware” or “Delaware Ivy,” as applicable. Also on December 31, 2024, Delaware Funds by Macquarie was renamed Macquarie Funds.

Delaware Group Equity Funds IV

The Trust was originally organized as a Maryland corporation in 1985 and was subsequently re-domiciled as a Delaware statutory trust on December 17, 1999.

In 2015, Delaware Healthcare Fund changed its fiscal year end from September to March.

On December 31, 2024, Delaware Healthcare Fund was renamed Macquarie Healthcare Fund.

Classification

Each Trust is an open-end management investment company.

Each Fund's portfolio of assets (other than Macquarie Climate Solutions Fund, Macquarie Healthcare Fund, Macquarie Large Cap Growth Fund and Macquarie Science and Technology Fund) is “diversified” as defined by the 1940 Act. The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the fund's total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers. This limitation cannot be changed without approval by the holders of a “majority” of a Fund's outstanding shares as described below.

Each of Macquarie Climate Solutions Fund, Macquarie Healthcare Fund, Macquarie Large Cap Growth Fund and Macquarie Science and Technology Fund is a “nondiversified” fund as defined by the 1940 Act. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on an investment held by a Fund may affect a larger portion of its overall assets and subject it to greater risks and volatility.

Investment Objectives, Restrictions, and Policies

Investment Objectives

Each Fund's investment objective is described in the Prospectus. Each Fund's investment objective is nonfundamental and may be changed without shareholder approval. However, the Board must approve any changes to nonfundamental investment objectives, and a Fund will notify shareholders at least 60 days prior to a material change in the Fund's investment objective.

Investment Restrictions for each Fund (except Macquarie Healthcare Fund)

Fundamental Investment Restrictions

The following, set forth in their entirety, are the Funds' fundamental investment restrictions, which cannot be changed without shareholder approval for the affected Fund. For this purpose, shareholder approval for a Fund means the approval, at a meeting of Fund shareholders, by the lesser of (1) 67% or more of the Fund's voting securities present at the meeting, if more than 50% of the Fund's outstanding voting securities are present in person or by proxy or (2) more

4

than 50% of the Fund's outstanding voting securities. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in the percentage resulting from a change in value of portfolio securities or amount of total assets will not be considered a violation of the restriction. As to each Fund (unless otherwise specified):

1. The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

2. The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3. The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

4. The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

5. The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

6. The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

For each Fund other than Macquarie Climate Solutions Fund, Macquarie Natural Resources Fund, Macquarie Real Estate Securities Fund and Macquarie Science and Technology Fund:

7. The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, securities of other investment companies and “tax-exempt securities” (i.e., securities the interest on which is not subject to federal income tax) or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its investments in securities of issuers in any one industry.

For Macquarie Climate Solutions Fund:

7. Under normal circumstances, the Fund will concentrate its investments in the energy industry. The Fund will not concentrate its investments in any other particular industry, except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

For Macquarie Natural Resources Fund:

7. Under normal market conditions, the Fund will concentrate its investments in securities of issuers that produce, refine, develop, store, transport or supply energy or industrial products (i.e., building materials, packaging, chemicals, base metals, forest and agricultural products or provide basic services to the natural resources industry).

For Macquarie Real Estate Securities Fund:

7. Under normal circumstances, the Fund will concentrate its investments in the real estate or real estate-related industry. The Fund will not concentrate its investments in any other particular industry, except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

For Macquarie Science and Technology Fund:

7. Under normal circumstances, the Fund will concentrate its investments in the securities of science and technology companies or companies that benefit from the application of science and/or technology. The Fund will not concentrate its investments in any other particular industry, except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

For purposes of a Fund's concentration policy, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry or group of industries. In applying a Fund's policy on concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry): (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; and (iii) asset-backed securities will be classified according to the underlying assets securing such securities.

Nonfundamental Investment Restrictions

5

Investment Objectives, Restrictions, and Policies

In addition to the fundamental investment policies and investment restrictions described above, and the various general investment policies described in the Prospectus, each Fund (unless otherwise specified) will be subject to the following investment restrictions, which are considered nonfundamental and may be changed by the Board without shareholder approval:

1. Investment in other investment companies:

Each Fund may buy shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. Any Fund whose shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2. Investment in illiquid securities:

Each Fund may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments.

3. Investment in debt securities:

Macquarie Asset Strategy Fund may not invest more than 35% of its total assets in non-investment grade debt securities.

Each of Macquarie Core Equity Fund, Macquarie Global Growth Fund, Macquarie Systematic Emerging Markets Equity Fund, Macquarie Climate Solutions Fund, Macquarie International Core Equity Fund, Macquarie Large Cap Growth Fund, Macquarie Mid Cap Growth Fund, Macquarie Mid Cap Income Opportunities Fund, Macquarie Natural Resources Fund, Macquarie Real Estate Securities Fund, Macquarie Smid Cap Core Fund and Macquarie Small Cap Growth Fund may invest up to 10% of its total assets in non-investment grade debt securities.

Each of Macquarie Balanced Fund and Macquarie Science and Technology Fund may not invest more than 20% of its total assets in non-investment grade debt securities.

4. Investment in foreign securities:

Each of Macquarie Core Equity Fund, Macquarie Large Cap Growth Fund, Macquarie Mid Cap Growth Fund, Macquarie Mid Cap Income Opportunities Fund, Macquarie Real Estate Securities Fund, Macquarie Smid Cap Core Fund and Macquarie Small Cap Growth Fund may not invest more than 25% of its total assets in foreign securities.

For Macquarie Balanced Fund, the Fund may not invest more than 30% of its total assets in foreign securities.

5. Investment in Financial Instruments:

Each Fund may invest in Financial Instruments if it is permitted to invest in the type of asset by which the return on, or value of, the Financial Instrument primarily is measured.

6. Restrictions on selling short:

Each Fund may engage in short sales to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. Diversification:

For each Fund (other than Macquarie Climate Solutions Fund, Macquarie Large Cap Growth Fund and Macquarie Science and Technology Fund), except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, the Fund may not, with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

8. Other Current Restrictions:

Each Fund, except Macquarie Asset Strategy Fund, may not invest more than 20% of its total assets in cash or cash equivalents. However, for temporary or defensive purposes, each Fund may invest in cash or cash equivalents without limitation.

All Funds. An investment policy or restriction that states a maximum percentage of a Fund's assets that may be so invested or prescribes quality standards typically is applied immediately after, and based on, the Fund's acquisition of an asset. Accordingly, a subsequent change in the asset's value, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and restrictions.

Investment Restrictions for Macquarie Healthcare Fund

Fundamental Investment Restrictions

The Fund has adopted the following restrictions that cannot be changed without approval by the holders of a “majority” of the Fund's outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. Except for the limitation on borrowing, the percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

6

The Fund shall not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit: (i) the Fund from concentrating its investments in the healthcare and medical industries; or (ii) the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

Nonfundamental Investment Restrictions

In addition to the fundamental investment policies and investment restrictions described above, and the various general investment policies described in the Prospectus, the Fund will be subject to the following investment restriction, which is considered nonfundamental and may be changed by the Board without shareholder approval: The Fund may not invest more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value that the Fund has valued the investment.

In applying the Fund's concentration policy (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry): (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; and (iii) asset-backed securities will be classified according to the underlying assets securing such securities.

Except for the Fund's policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and such excess results therefrom.

Portfolio Turnover

Portfolio trading will be undertaken principally to accomplish each Fund's respective investment objective. Each Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the “Code”), and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of a Fund's investment objective. Each Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving each Fund's respective investment objective.

The portfolio turnover rate tells you the amount of trading activity in a Fund's portfolio. A turnover rate of 100% would occur, for example, if all of a Fund's investments held at the beginning of a year were replaced by the end of the year, or if a single investment were frequently traded. The turnover rate also may be affected by cash requirements from redemptions and repurchases of a Fund's shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, a Fund may hold securities for any period of time.

For the fiscal years ended March 31, 2024 and 2025, the Funds' portfolio turnover rates were as follows:

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Investment Objectives, Restrictions, and Policies

Fund	2024	2025
Macquarie Asset Strategy Fund	54%	67%
Macquarie Balanced Fund	73%	76%
Macquarie Core Equity Fund	35%	24%
Macquarie Global Growth Fund	47%	55%
Macquarie International Core Equity Fund	42%	84%
Macquarie Large Cap Growth Fund	9%	18%
Macquarie Mid Cap Growth Fund	27%	42%
Macquarie Mid Cap Income Opportunities Fund	17%	27%
Macquarie Smid Cap Core Fund	13%	16%
Macquarie Small Cap Growth Fund	55%	76%
Macquarie Systematic Emerging Markets Equity Fund	30%	28%
Macquarie Climate Solutions Fund	13%	20%
Macquarie Healthcare Fund	5%	5%
Macquarie Natural Resources Fund	37%	47%
Macquarie Real Estate Securities Fund	36%	45%
Macquarie Science and Technology Fund	29%	45%
Macquarie Global Bond Fund	181%	226%
Macquarie High Income Fund	30%	56%

Investment Strategies and Risks

The Funds' investment objectives, strategies, and risks are described in the Prospectus. Certain additional information is provided below. The following discussion supplements the description of the Funds' investment strategies and risks that are included in the Prospectus. The Funds' investment strategies are nonfundamental and may be changed without shareholder approval.

Investment strategies and risks applicable to each Fund (except Macquarie Healthcare Fund)

Any reference to the “Funds” generally in this subsection is intended to apply only to the applicable Fund(s) identified as being subject to this subsection.

Securities — General

The main types of securities in which a Fund may invest, subject to its investment policies and restrictions, include common stocks, preferred stocks, debt securities, and convertible securities. Although common stocks and other equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies. The equity securities in which a Fund invests may include preferred stock that converts into common stock. A Fund also may invest in preferred stocks rated in any rating category of the nationally recognized statistical rating organizations (“NRSROs”) or unrated preferred stocks, subject to the investment policies and restrictions of the Fund. Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of quality. As a general matter, however, when interest rates rise, the values of fixed-rate debt securities fall and, conversely, when interest rates fall, the values of fixed-rate debt securities rise. Similarly, debt securities with longer maturities generally are more sensitive to interest rate changes than debt securities with shorter maturities.

Subject to its investment policies and restrictions, a Fund may invest in debt securities rated in any rating category of the NRSROs, including securities rated in the lowest category (securities rated D by S&P Global Ratings, a division of S&P Global, Inc. (“S&P”) or comparably rated by another NRSRO). Debt securities rated D by S&P or comparably rated by another NRSRO are in payment default or are regarded as having extremely poor prospects of ever attaining any real investment standing. Debt securities rated at least BBB- by S&P or comparably rated by another NRSRO are considered to be investment grade debt securities; however, securities rated BBB- or comparably rated by another NRSRO may have speculative characteristics and involve greater risk of default or price changes. In addition, a Fund will treat unrated securities determined by the Manager to be of comparable quality to a rated security having that rating. In the case of a “split-rated” security, which results when NRSROs rate the security at different rating levels (e.g., BBB by S&P and a higher or lower rating by another NRSRO), it is the general policy of each Fund to classify such security at the lower rating level if only two ratings are available.

While credit ratings are only one factor the Manager relies on in evaluating high-yield (low-rated) debt securities, certain risks are associated with credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit ratings for individual securities may change from time to time, and a Fund may retain a portfolio security whose rating has been changed. In addition, a credit rating may become stale in that it fails to reflect changes in an issuer's financial condition. Credit ratings represent the NRSRO's opinion regarding the quality of the security and are not a guarantee of quality. See Appendix A to this SAI for a description of these ratings.

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Subject to its investment policies and restrictions, a Fund may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security (commonly called “equity-linked debt securities”). The issuer of such debt securities is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and also may be influenced by interest rate changes. In addition, although equity- linked debt securities typically are adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash. Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities also are subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked.

Debt securities may be unsecured and structurally or contractually subordinated to substantial amounts of senior indebtedness, all or a significant portion of which may be secured. Moreover, such debt investments may not be protected by financial covenants or limitations upon additional indebtedness. Other factors may materially and adversely affect the market price and yield of such debt investments, including investor demand, changes in the financial condition of the applicable issuer, government fiscal policy and domestic or worldwide economic conditions. Subject to its investment policies and restrictions, certain of the debt instruments in which a Fund may invest may have speculative characteristics. Debt securities may be subject to credit risk, duration risk, extension risk, income risk, interest rate risk, liquidity risk and reinvestment risk, among other risks.

Subject to its investment policies and restrictions, a Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in value than the underlying stock because they have fixed-income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's offering document. If a convertible security held by a Fund is called for redemption, such Fund will be required to convert it into the underlying stock, sell it to a third party or permit the issuer to redeem the security. Convertible securities typically are issued by smaller capitalized companies whose stock prices may be volatile. Thus, any of these actions could have an adverse effect on the ability of a Fund to achieve its investment objective(s).

Subject to its investment policies and restrictions, a Fund also may invest in contingent convertible securities (“CoCos”). CoCos are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” The triggers generally are linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution's continued viability as a going concern. CoCos' unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Some additional risks associated with CoCos include, but are not limited to:

•
Loss absorption risk. CoCos have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution's discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses.

•
Subordinated instruments. CoCos, in the majority of circumstances, will be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos, such as the Funds, against the issuer in respect of or arising under the terms of the CoCos generally shall rank junior to the claims of all holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer's underlying equity securities following a conversion event (i.e., a “trigger”), each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.

•
Market value will fluctuate based on unpredictable factors. The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer's applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Subject to its investment policies and restrictions, a Fund also may invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer's common stock at the call price that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock (plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined 1 or 2 trading days prior to the date notice of redemption is given. The issuer also must pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock. This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an

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Investment Strategies and Risks

investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer's common stock increases to or above the call price of the preferred stock, the issuer may (and would be expected to) call the preferred stock for redemption at the call price. This convertible preferred stock also is subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock. Generally, however, the market value of the convertible preferred stock is less volatile than the related common stock of the issuer.

From time to time, a Fund may receive securities as a result of a corporate action, bankruptcy proceeding, or other event impacting the issuer (or an affiliate of the issuer) of securities held by the Fund. These securities may include equity securities, preferred securities, convertible securities, or other types of securities not typically held by the Fund. These securities may be issued by newly formed entities or entities spun out of an existing entity. To the extent a Fund receives securities under these circumstances, the Fund will be subject to the risks generally associated with those types of securities. The Fund may also be subject to additional risks, including liquidity risks and valuation risks, as these securities may be subject to restrictions on transfer and may be difficult to value.

Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events (including, but not limited to, economic sanctions, trade barriers, tariffs, or boycotts), can have a dramatic adverse effect on securities held by a Fund and, therefore, the value of the shares issued by a Fund.

Specific Securities and Investment Practices

Asset-Backed Securities (“ABS”)
 Asset-backed receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through ABS are debt obligations issued usually by a special purpose entity. The securities are collateralized by the various receivables and the payments on the underlying receivables provide the proceeds to pay the debt service on the debt obligations issued.

The rate of principal payment on ABS generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. The credit quality of most ABS depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities (“MBS”) but the risk of such a prepayment does exist. Such ABS do, however, involve certain risks not associated with MBS, including the risk that security interests cannot be adequately, or in many cases ever, established, and other risks that may be peculiar to particular classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws; therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction, or through a combination of such approaches. A Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple-class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses), and “over collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

Banking Industry and Savings and Loan Obligations

Certificates of deposit are certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, each Fund may invest in time deposits in banks or savings and loan associations. Time deposits generally are similar to certificates of deposit, but are uncertificated. Each Fund's investments in certificates of deposit, time deposits, and bankers' acceptances are limited to obligations of (i) US banks having total assets in excess of $500,000,000 (as of the date of their most recent financial statements at the time of investment), (ii) US banks which do not meet the $500,000,000 asset requirement, if the principal amount of such obligation is fully insured by the Federal

10

Deposit Insurance Corporation (“FDIC”), (iii) savings and loan associations which have total assets in excess of $500,000,000 and which are members of the FDIC, and (iv) foreign banks if the obligation is, in the opinion of the Manager, of an investment quality comparable to other debt securities which may be purchased by the Fund. Each Fund's investments in certificates of deposit of savings associations are limited to obligations of federal or state- chartered institutions whose total assets exceed $500,000,000 and whose deposits are insured by the FDIC. Bank deposits are not marketable, and a Fund may invest in them subject to its investment restrictions regarding illiquid investments, unless such obligations are payable at principal amount plus accrued interest on demand or within 7 days after demand.

Borrowing

Each Fund may borrow money only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. Proceeds from borrowings will be used for temporary, extraordinary or emergency purposes. Interest on money borrowed is an expense a Fund would not otherwise incur, and as a result, it may have reduced net investment income during periods of outstanding borrowings. If a Fund does borrow money, its share price may be subject to greater fluctuation until the borrowing is paid off.

Credit-Linked Notes

Subject to its investment policies and restrictions, a Fund may invest in credit-linked notes. A credit-linked note is a structured note whose value is linked to an underlying reference asset. Credit-linked notes typically provide periodic payments of interest, as well as payment of principal upon maturity. The value of the periodic payments and the principal amount payable upon maturity are tied (positively or negatively) to a reference asset, such as an index, government bond, interest rate or currency exchange rate. The ongoing payments and principal upon maturity typically will increase or decrease depending on increases or decreases in the value of the reference asset. A credit-linked note typically is issued by a limited purpose trust or other vehicle and is a direct obligation of the issuing entity. The limited purpose trust or other vehicle, in turn, invests in bonds or a derivative or basket of derivatives instruments, such as credit default swaps, interest rate swaps and/or other securities, to provide the exposure set forth in the credit-linked note. The periodic interest payments and principal obligations payable under the terms of the note typically are conditioned upon the entity's receipt of payments on its underlying investment. If the underlying investment defaults, the periodic payments and principal received by the Funds will be reduced or eliminated. The buyer of a credit-linked note assumes the risk of default by the issuer and the underlying reference asset or entity. Generally, investors in credit-linked notes assume the risk of default by the issuer and the reference entity in return for a potentially higher yield on their investment or access to an investment that they could not otherwise obtain. In the event the issuer defaults or there is a credit event that relates to the reference asset, the recovery rate generally is less than a Fund's initial investment, and the Fund may lose money.

Foreign Securities and Currencies

Foreign Securities. Subject to its investment policies and restrictions, a Fund may invest in the securities of foreign issuers, including depositary receipts. In general, depositary receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depositary receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. American depositary receipts (“ADRs”), in registered form, are US dollar-denominated receipts typically issued by a US bank representing ownership of a specific number of shares in a non-US corporation. ADRs are quoted and traded in US dollars in the US securities market. An ADR is sponsored if the original issuing company has selected a single US bank to serve as its US depositary and transfer agent. This relationship requires a deposit agreement which defines the rights and duties of both the issuer and depositary. Companies that sponsor ADRs also must provide their ADR investors with English translations of company information made public in their own country of domicile. Sponsored ADR investors also generally have the same voting rights as ordinary shareholders, barring any unusual circumstances. ADRs which meet these requirements can be listed on US stock exchanges. Unsponsored ADRs typically are created at the initiative of a broker or bank reacting to demand for a specific foreign stock. The broker or bank purchases the underlying shares and deposits them in a depositary. Unsponsored shares issued after 1983 are not eligible for US stock exchange listings, and they generally do not include voting rights.

Global depositary receipts (“GDRs”) and European depositary receipts (“EDRs”), in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non-US investors and traders in non-US markets. GDRs are designed to facilitate the trading of securities of foreign issuers by US and non-US investors and traders.

The Manager believes that investing in foreign securities involves investment opportunities as well as risks. Individual foreign economies may differ favorably or unfavorably from the US economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies also may differ favorably or unfavorably from US companies in the same industry. Foreign currencies may be stronger or weaker than the US dollar or than each other. Thus, the value of securities denominated in or indexed to foreign currencies, and the value of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the US dollar.

The Manager believes that a Fund's ability to invest its assets abroad might enable it to take advantage of these differences and strengths.

However, foreign securities and foreign currencies involve additional significant risks, apart from the risks inherent in US investments. Foreign securities markets generally have less trading volume and less liquidity than US markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to US companies, and it may be more difficult to obtain reliable information regarding an issuer's financial conditions and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, generally are higher than for US investments.

11

Investment Strategies and Risks

Foreign markets may offer less protection to investors than US markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that a Fund holds material positions in such suspended securities, the Fund's ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of US investors, including: the possibility of expropriation or nationalization of assets; confiscatory taxation; restrictions on US investment or on the ability to repatriate assets or convert currency into US dollars (which also may affect the liquidity of such investments), such as those applicable to certain investments in China; or other government intervention. There may be greater possibility of default by foreign governments or government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Manager will be able to anticipate these potential events or counter their effects.

Certain foreign securities impose restrictions on transfer within the United States or to US persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

As a general rule, the country designation for a security for purposes of a Fund's investment policies and restrictions regarding foreign securities is the issuer's country of domicile, as indicated by a third-party source (e.g., Bloomberg L.P.). However, in certain identified circumstances, a different country designation may be warranted. For example, an issuer's country designation could be changed if (i) the issuer derived at least 50% of its revenues or profits in a country other than the country of domicile; (ii) the issuer has at least 50% of its assets in a country other than the country of domicile; or (iii) the issuer's stock (security) principally is traded (based on total volume traded) in a country other than the country of domicile, provided the issuer does not have more than 50% of its revenues/profits or assets sourced in a single country.

Investments in obligations of US branches of foreign banks will be considered US securities if the Manager has determined that the nature and extent of federal and state regulation and supervision of the branch in question are substantially equivalent to federal or state-chartered US banks doing business in the same jurisdiction.

Foreign Currencies. Subject to its investment policies and restrictions, a Fund may purchase and sell foreign currency and invest in foreign currency deposits and may enter into forward currency contracts. The Funds may incur a transaction charge in connection with the exchange of currency. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

Investment in foreign securities usually will involve currencies of foreign countries. Moreover, subject to its investment policies and restrictions, a Fund may hold funds temporarily in bank deposits in foreign currencies during the completion of investment programs and may purchase and sell forward foreign currency contracts. Because of these factors, the value of the assets of a Fund as measured in US dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. Although a Fund's custodian values the Fund's assets daily in terms of US dollars, the Fund does not intend to convert its holdings of foreign currencies into US dollars on a daily basis, and for certain investments, there may be restrictions imposed by a foreign government on the conversion of its currency to US dollars (or other currencies). Generally, however, a Fund will convert its holdings of foreign currencies into US dollars, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies, which can include other transaction costs. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. A Fund will conduct its foreign currency exchange transactions either on a spot (that is, cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. For more information regarding a Fund's use of forward contracts to purchase or sell foreign currencies, see Options, Futures and Other Derivatives Strategies — Forward Currency Contracts.

Because a Fund may invest in both US and foreign securities markets, subject to its investment policies and restrictions, changes in the Fund's share price may have a low correlation with movements in US markets. Each Fund's share price will reflect the movements of the different markets in which it invests (both US and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the US dollar against foreign currencies may account for part of a Fund's investment performance. US and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. Currencies in which a Fund's assets are denominated may be devalued against the US dollar, resulting in a loss to the Fund.

A Fund usually effects currency exchange transactions on a spot (that is, cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange will be incurred when the Fund converts assets from one currency to another. Further, a Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. For example, in order to realize the value of a foreign investment, the Fund must convert that value, as denominated in its foreign currency, into US dollars using the applicable currency exchange rate. The exchange rate represents the current price of a US dollar relative to that foreign currency; that is, the amount of such foreign currency required to buy one US dollar. If a Fund holds a foreign security which has appreciated in value as measured in the foreign currency, the level of appreciation

12

actually realized by the Fund may be reduced or even eliminated if the foreign currency has decreased in value relative to the US dollar subsequent to the date of purchase. In such a circumstance, the cost of a US dollar purchased with that foreign currency has gone up and the same amount of foreign currency purchases fewer dollars than at an earlier date.

Emerging Market Securities. The risks of investing in foreign countries are intensified in developing countries, or emerging markets. A developing or emerging country is a nation that, in the Manager's opinion, is likely to experience long-term gross domestic product growth above that expected to occur in the United States, the UK, France, Germany, Italy, Japan and Canada. Developing and emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Unless a Fund contains an alternative definition of an emerging market country in its Prospectus, the Manager considers countries having developing or emerging markets to be all countries that generally are considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing or emerging.

As noted above, the country designation for a security for purposes of a Fund's investment policies and restrictions regarding foreign securities is the issuer's country of domicile, as indicated by a third-party source (e.g., Bloomberg L.P.). Accordingly, a security would be considered issued by a developing or emerging market country if the issuer's country of domicile is a developing or emerging market country. However, in certain identified circumstances, a different country designation may be warranted under the following circumstances: (i) the issuer derived at least 50% of its revenues or profits in a country other than the country of domicile; (ii) the issuer has at least 50% of its assets in a country other than the country of domicile; or (iii) the issuer's stock (security) principally is traded (based on total volume traded) in a country other than the country of domicile, provided the issuer does not have more than 50% of its revenues/profits or assets sourced in a single country.

Some of the risks to which a Fund may be exposed by investing in securities of developing or emerging markets are: restrictions placed by the government of a developing or emerging country related to investment, currency exchange controls, and repatriation of the proceeds of investment in that country; fluctuation of a developing or emerging country's currency against the US dollar; unusual price volatility in a developing or emerging country's securities markets; government involvement in the private sector, including government ownership of companies in which the Fund may invest; limited information about a developing or emerging market; high levels of tax levied by developing or emerging countries on dividends, interest and realized capital gains; the greater likelihood that developing or emerging markets will experience more volatility in inflation rates than developed markets; the greater potential that securities purchased by the Fund in developing or emerging markets may be fraudulent or counterfeit due to differences in the level of regulation, disclosure requirements and recordkeeping practices in those markets; risks related to the liquidity and transferability of investments in certain instruments, such as loan participations, that may not be considered “securities” under local law; settlement risks, including potential requirements for the Fund to render payment prior to taking possession of portfolio securities in which it invests; the possibility of nationalization, expropriation or confiscatory taxation; favorable or unfavorable differences between individual foreign economies and the US economy, such as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position; additional costs associated with any investment in non-US securities, including higher custodial fees than typical US custodial arrangements, transaction costs of foreign currency conversions and generally higher commission rates on portfolio transactions than prevail in US markets; relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities; greater social, economic and political instability, including the risk of war; lack of availability of currency hedging or other risk management techniques in certain developing or emerging countries; the fact that companies in developing or emerging countries may be newly organized and may be smaller and less seasoned; differences in accounting, auditing and financial reporting standards; the heightened risks associated specifically with establishing record ownership and custody of securities; and limitations on obtaining and enforcing judgments against non-US residents.

Sukuk. Foreign securities and emerging market securities include sukuk. Sukuk are certificates, similar to bonds, issued by the issuer to obtain an upfront payment in exchange for an income stream to be generated by certain assets of the issuer. Generally, the issuer sells the investor a certificate, which the investor then rents back to the issuer for a predetermined rental fee. The issuer also makes a contractual promise to buy back the certificate at a future date at par value. While the certificate is linked to the returns generated by certain assets of the issuer, the underlying assets are not pledged as security for the certificates, and the Fund (as the investor) is relying on the creditworthiness of the issuer for all payments required by the sukuk. Issuers of sukuk may include international financial institutions, foreign governments and agencies of foreign governments. Underlying assets may include, without limitation, real estate (developed and undeveloped), lease contracts and machinery and equipment.

Foreign Sovereign Debt Obligations. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign currency on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities also may be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested

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Investment Strategies and Risks

to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Illiquid Investments

Rule 22e-4 under the 1940 Act provides that a Fund may not acquire an “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. Rule 22e-4 defines an illiquid investment as an investment that cannot reasonably be sold or disposed of under current market conditions in 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. The Board has adopted a liquidity risk management program on behalf of the Fund's that is designed to comply with Rule 22e-4's requirements. The Board has delegated to an administrator the responsibility to oversee the program, whose duties include periodically reviewing the liquidity risk of the Fund's and categorizing the Fund's investments into one of four liquidity classifications (as defined in Rule 22e-4) based on prescribed criteria, including the number of days in which the administrator reasonably expects the investment would be convertible to cash under current market conditions without significantly changing the market value of the investment. This classification process takes into account relevant market, trading and investment-specific considerations (the analysis upon which a security is convertible to cash and placed into a classification will not take into account days when exchanges in foreign markets are closed for scheduled holidays).

The Manager believes that, at times, it is in the best interest of a Fund to be able to invest in illiquid securities up to the maximum amount allowable under the Fund's investment restriction on illiquid investments. See Investment Objectives, Restrictions, and Policies — Investment Restrictions for each Fund (except Macquarie Healthcare Fund) — Nonfundamental Investment Restrictions. The Manager believes that the risk of investing in illiquid securities is manageable, considering the availability of certain securities that are currently considered illiquid but have widely established trading markets. For example, there has been significant growth in the types and availability of bank loans and structured products, including: asset backed securities (which also includes many mortgage-backed securities), collateralized bond obligations, collateralized mortgage obligations, collateralized debt obligations and commercial mortgage-backed securities. Since many of these securities are initially offered as individual issues, they often are deemed illiquid. See Asset-Backed Securities and Mortgage-Backed Securities for more information on these types of securities.

Indexed Securities and Structured Notes

Each Fund may invest in structured notes or other indexed securities, subject to its operating policy regarding financial instruments and other applicable restrictions. An example of a “structured note” is a note that is tied to a basket of multiple indices in which an investor receives twice the gains of each index that rises, subject to a cap on the returns with proportionate losses if the index falls. An example of an “indexed security” is a security that guarantees a return higher than the rate of inflation if it is held to maturity (called inflation indexed security). Structured notes or other indexed securities are derivative debt instruments, the interest rate or principal of which is linked to securities, currencies, interest rates, commodities, indices or other financial indicators (reference instruments). Most structured notes or other indexed securities are fixed-income securities that have maturities of three years or fewer. The interest rate or the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared with a fixed interest rate. The reference instrument need not be related to the terms of the structured note or indexed security.

Structured notes and indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates), and may have return characteristics similar to direct investments in the underlying reference instrument or to one or more options on the underlying reference instrument.

Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes and indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. In addition to the credit risk of the structured note and indexed security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes and indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Further, in the case of certain structured notes and indexed securities, the interest rate may be increased or decreased or the terms may provide that, under certain circumstances, the principal amount payable on maturity may be reduced to zero resulting in a loss to a Fund.

The performance of structured notes and indexed securities depends to a great extent on the performance of the reference instrument to which they are indexed and also may be influenced by interest rate changes in the US and abroad. At the same time, structured notes and indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer's creditworthiness deteriorates. Structured notes and indexed securities may be more volatile than the reference instrument. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than US dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities also may have prices that depend on the values of a number of different foreign currencies relative to each other.

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The Manager will use its judgment in determining whether structured notes or indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of a Fund's investment allocations, depending on the individual characteristics of the securities. Certain structured notes and indexed securities that are not traded on an established market may be deemed illiquid.

Initial Public Offerings (“IPOs”)

Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities also is difficult to acquire since they are new to the market and may not have lengthy operating histories. A Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of a Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

Investment Company Securities

Each Fund may purchase shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief and subject to its other investment policies and restrictions. As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees; therefore, if a Fund acquires shares of an investment company, the Fund's shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such investment company.

Closed-end Investment Companies. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their NAVs. Shares of closed-end investment companies also may trade at a discount to net asset value (“NAV”), which means a Fund may have to sell shares at a price lower than their NAV per share. Additionally, closed-end investment company shares may be halted or delisted by the listing exchange. Some countries, such as South Korea, Chile and India, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. The 1940 Act restrictions on investments in securities of other investment companies may limit opportunities that some of the Funds otherwise permitted to invest in foreign securities otherwise would have to invest indirectly in certain developing markets. A Fund will incur brokerage costs when purchasing and selling shares of closed-end investment companies.

Business Development Companies (“BDCs”). Subject to its investment policies and restrictions, a Fund may invest in shares of BDCs. BDCs are a type of closed-end investment company regulated by the 1940 Act and typically invest in and lend to small and medium-sized private companies that may not have access to public equity markets for raising capital. BDCs invest in such diverse industries as healthcare, chemical, manufacturing, technology and service companies. A BDC must invest at least 70% of the value of its total assets in certain asset types, which typically are the securities of private US businesses, and must make available significant managerial assistance to the issuers of such securities. BDCs often offer a yield advantage over other types of securities. Managers of BDCs may be entitled to compensation based on the BDC's performance, which may result in a manager of a BDC making riskier or more speculative investments in an effort to maximize incentive compensation and higher fees.

Because BDCs typically invest in small and medium-sized companies, a BDC's portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group. Accordingly, the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase the BDC's volatility and risk. Investments made by BDCs generally are subject to legal and other restrictions on resale and are otherwise less liquid than publicly traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a BDC in which a Fund invests to liquidate its portfolio quickly, it may realize a loss on its investments. BDCs also may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be disproportionately impacted by the poor performance of a small number of investments, or even a single investment, particularly if a BDC experiences the need to write down the value of an investment, which tends to increase the BDC's volatility and risk.

Investments in BDCs are subject to management risk, including the ability of the BDC's management to meet the BDC's investment objective and to manage the BDC's portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding a BDC or its underlying investments change. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount to their NAV. Like an investment in other investment companies, a Fund will indirectly bear its proportionate share of any management and other expenses charged by the BDCs in which it invests.

BDCs may employ the use of leverage through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility of the BDC and the possibility that the BDC's common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

Exchange-Traded Funds (“ETFs”)

Subject to its investment policies and restrictions, and only to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief, a Fund may invest in ETFs for various purposes, which may or may not be a registered investment company (RIC) (i.e., open-end mutual

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Investment Strategies and Risks

fund). Each of these securities represents shares of beneficial interest in a trust, or series of a trust, that typically holds a proportionate amount of shares of all stocks included in the relevant underlying index. Since most ETFs are a type of investment company, a Fund's purchases of ETF shares are subject to its investment restrictions regarding investments in other investment companies.

An ETF's shares have a market price that approximates the NAV of the ETF's portfolio, which generally is designed to track the designated index or the NAV of the underlying basket of securities, currencies and/or commodities or commodities futures, as applicable. Some ETFs are actively managed and instead of replicating, they seek to outperform a particular index or basket or price of a commodity or currency. ETF shares are exchange-traded and as with other equity transactions, brokers charge a commission in connection with the purchase of shares of ETFs. In addition, an asset management fee is charged against the assets of an ETF (which is charged in addition to the investment management fee paid by a Fund).

Trading costs for ETFs can be higher than those for stock index futures contracts, but, because ETFs trade like other exchange-listed equities, they represent a relatively quick and convenient method of using a Fund's assets to track the return of a particular stock index. Investments in an ETF that is an open-end mutual fund generally present the same primary risks as investments in a conventional open-end mutual fund that is not exchange-traded. The price of an ETF can fluctuate, and a Fund could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF's shares may trade at a premium or discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Lending Securities

For the purpose of realizing additional income or offsetting expenses, each Fund may lend portfolio securities up to the maximum amount of its total assets allowed under the 1940 Act (currently, one-third of total assets which, for purposes of this limitation, include the value of collateral received in return for securities loaned). Under a Fund's securities lending procedures, the Fund may lend securities only to broker-dealers and financial institutions deemed creditworthy by the Manager. The creditworthiness of entities to which a Fund makes loans of portfolio securities is monitored by the Manager throughout the term of the loan.

If a Fund lends securities, the borrower pays the Fund an amount equal to the dividends or interest on the securities that the Fund would have received if it had not loaned the securities. The Fund also receives additional compensation.

In addition, a borrower must collateralize any securities loans that it receives from a Fund in accordance with applicable regulatory requirements (the “Guidelines”). At the time of each loan, the Fund must receive collateral equal to no less than 102% of the market value of the securities loaned (or 105% of the market value of foreign securities loaned), including any accrued interest thereon. Under the present Guidelines, the collateral must consist of cash or US government securities or bank letters of credit, at least equal in value to the market value of the securities loaned on each day that the loan is outstanding. Such collateral will be marked-to-market daily, and if the market value of the lent securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals 102% of the market value of the domestic securities loaned (or 105% of the foreign securities loaned). If the market value of the securities decreases, the borrower is entitled to a return of the excess collateral.

There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for a Fund to receive interest on the investment of the cash collateral or to receive interest on the US government securities used as collateral. Part of the interest received in either case may be shared with the borrower.

The letters of credit that a Fund may accept as collateral are agreements by banks (other than the borrowers of the Fund's securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the Fund, while the letter is in effect, amounts demanded by the Fund if the demand meets the terms of the letter.

The Fund's right to make this demand secures the borrower's obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the Fund's custodian bank) must be satisfactory to the Manager. The Fund will make loans only under rules of the New York Stock Exchange (“NYSE”), which presently require the borrower to give the securities back to the Fund within 5 business days after the Fund gives notice to do so. If the Fund loses its voting rights on securities loaned, it will not be able to have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on. The Fund may pay reasonable finder's, administrative and custodian fees in connection with loans of securities.

Some, but not all, of these rules are necessary to meet regulatory requirements relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. The requirements do not cover the rules which may be changed without shareholder vote, as to: (1) whom securities may be loaned; (2) the investment of cash collateral; or (3) voting rights.

There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities loaned increases. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. Additional transaction costs would result, and the value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Until the replacement can be purchased, the Fund will not have the desired level of exposure to the security which the borrower failed to return. Cash received as collateral through loan

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transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects the Fund to greater market risk including losses on the collateral and, should the Fund need to look to the collateral in the event of the borrower's default, losses on the loan secured by that collateral.

Investments in Chinese Securities

Certain Funds may invest in “A-shares” of certain Chinese companies through various “connect programs” with local stock exchanges in China, such as the Shanghai-Hong Kong Stock Connect Program with the Shanghai Stock Exchange or the Shenzhen-Hong Kong Stock Connect Program with the Shenzhen Stock Exchange or other similar programs (collectively these are referred to as “Connect Programs”).

Connect Programs serve to link local Chinese stock markets (such as those in Shanghai or Shenzhen) with the Hong Kong stock exchange. Under the Connect Programs, investors in Hong Kong and China can trade and settle shares listed on the other market via the exchange and clearing house in their home market. This means that international investors, who previously were prohibited from investing directly in A-shares on local Chinese exchanges, can access this market.

However, local rules apply, and listed companies that issue A-shares remain subject to the listing requirements in the local market. This means that the Connect Programs are subject to quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund's ability to invest in China A-shares through the Connect Programs and to enter into or exit trades on a timely basis. Connect Programs can operate only when both markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if one or both markets are closed on a US trading day, a Fund may not be able to dispose of its China A-shares in a timely manner, which could adversely affect the Fund's performance. Only certain China A-shares are eligible to be accessed through the Connect Programs. Such securities may lose their eligibility at any time, in which case they could be sold, but could no longer be purchased through the Connect Programs. Because the Connect Programs are relatively new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is unknown. In addition, there is no assurance that the necessary systems required to operate the Connect Programs will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems do not function properly, trading through the Connect Programs could be disrupted.

The Connect Programs are subject to regulations promulgated by regulatory authorities for participating exchanges and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact a Connect Program, if the authorities believe it necessary to assure orderly markets or for other reasons. Because the relevant regulations are relatively new and untested, they are subject to change and there is no certainty as to how they will be applied. Investments in China A-shares may not be covered by the securities investor protection programs of a participating exchange and, without the protection of such programs, will be subject to the risk of default by the broker. In the event that the depository, the China Securities Depository and Clearing Corporation Limited (“ChinaClear”), defaulted, the Hong Kong Securities Clearing Company Limited, being the nominee under the Connect Program, has limited responsibility to assist clearing participants in pursuing claims against ChinaClear. Currently, there remains no precedent that the applicable courts in China would accept beneficial owners, rather than the nominee, under the Connect Program to pursue claims directly against ChinaClear in China. Therefore, a Fund may not be able to recover fully its losses from ChinaClear or may be delayed in receiving proceeds as part of any recovery process. A Fund also may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security. A Fund may not be able to participate in corporate actions affecting China A-shares held through the Connect Programs due to time constraints or for other operational reasons. Similarly, a Fund may not be able to appoint proxies or participate in shareholders' meetings due to current limitations on the use of multiple proxies in China.

Trades on these Connect Programs are subject to certain requirements prior to trading. If these requirements are not completed prior to the market opening, a Fund cannot sell the shares on that trading day. Currently, certain local custodians offer a “bundled brokerage/custodian” solution to address such requirements. However, such solution may limit the number of brokers that a Fund may use to execute trades. An enhanced model also has been implemented by the Hong Kong Stock Exchange, but there are operational and practical challenges for an investor to utilize such enhanced model. If an investor holds 5% or more of the total shares issued by a China A-share issuer, the investor must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. If a Fund holds 5% or more of the total shares of a China A-share issuer, its profits may be subject to this limitation. In addition, it currently is not clear whether all accounts managed by the Manager and/or its affiliates will be aggregated for purposes of this limitation. If that is the case, it makes it more likely that a Fund's profits may be subject to this limitation.

Because all trades of eligible China A-shares must be settled in Renminbi (“RMB”), the Chinese currency, investors must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed. The value of the RMB may be subject to a high degree of fluctuation due to changes in interest rates, the imposition of currency controls, or the effects of monetary policies of China, other foreign governments, the United States, central banks or supranational entities.

Furthermore, because dividends declared by a Fund will be declared in US dollars and underlying payments received by the Fund from the China A-shares will be made in RMB, fluctuations in exchange rates may adversely affect the dividends that the Fund would pay.

Also, investing in China carries certain political and economic risks. The value of a Fund's assets may be adversely affected by inadequate investor protection and changes in Chinese laws or regulations. The Chinese economy may differ favorably or unfavorably from the US economy in respects such as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, balance of payments position and sensitivity

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Investment Strategies and Risks

to changes in global trade. The Chinese government has exercised and continues to exercise significant influence over many aspects of the economy. Accordingly, future government actions could have a significant effect on the country's economy, which could affect market conditions and prices and yields of China A-shares.

Investments in Chinese companies may be made through a special structure known as a variable interest entity (“VIE”) that is designed to provide foreign investors with exposure to Chinese companies that operate in certain sectors in which China restricts or prohibits foreign investment. Investments in VIEs may pose additional risks because the investment is made through an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company to provide investors with exposure to the operating company, but does not represent equity ownership in the operating company. As a result, such investment may limit the rights of an investor with respect to the underlying Chinese operating company. VIEs allow foreign shareholders to exert a degree of control over, and obtain economic benefits arising from, the operating company without formal legal ownership. However, the contractual arrangements between the shell company and the operating company may not be as effective in providing operational control as direct equity ownership, and a foreign investor's rights may be limited by, for example, actions of the Chinese government which could determine that the underlying contractual arrangements on which control of the VIE is based are invalid. The contractual arrangement on which the VIE structure is based would likely be subject to Chinese law and jurisdiction, which could raise questions about how recourse is sought.

Investments through VIEs may be affected by conflicts of interest and duties between the legal owners of the VIE and the stockholders of the listed holding company, which could adversely impact the value of investments. VIEs are not formally recognized under Chinese law and investors face uncertainty about future actions by the Chinese government that could significantly affect the operating company's financial performance and the enforceability of the contractual arrangements underlying the VIE structure. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant losses, and in turn, adversely affect a Fund's returns and NAV.

Loans and Other Direct Debt Instruments

Loans. Subject to its investment policies and restrictions, a Fund may purchase loan participations and/or loan assignments (sometimes called bank loans). Loan participations are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, or investment banks). Purchasers of participation interests do not have any direct contractual relationship with the borrower. Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. In an assignment, the Fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the Fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

Purchasers of participation interests may be subject to delays, expenses, and risks that are greater than those that would be involved if the purchaser could enforce its rights directly against the borrower. In addition, under the terms of a participation interest, the purchaser may be regarded as a creditor of the intermediate participant (rather than of the borrower), so that the purchaser also may be subject to the risk that the intermediate participant could become insolvent. The agreement between the purchaser and lender who sold the participation interest also may limit the rights of the purchaser to vote on changes that may be made to the loan agreement, such as waiving a breach of a covenant.

Most loan participations are secured, and most impose restrictive covenants that must be met by the borrower. These loans typically are made by a syndicate of banks and institutional investors, which are represented by an agent bank that has negotiated and structured the loan and that is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Typically, under loan agreements, the agent is given broad discretion in monitoring the borrower's performance and is obligated to use the same care it would use in the management of its own property. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and pre-funded or synthetic letters of credit.

A Fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by a Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund's NAV. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which a Fund will invest, however, the Manager will not rely on that credit analysis of the agent bank but will perform its own investment analysis of the borrowers.

The Manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of the loans a Fund will invest in will be rated by one or more NRSROs. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the Fund's credit quality policy. Some floating rate loans and other debt securities are not rated by any NRSRO. Historically, floating rate loans have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan historically has been less extensive than if the floating rate loan were registered or exchange traded.

Floating rate loans and other debt securities that are fully secured provide more protections than unsecured securities in the event of failure to make scheduled interest or principal payments. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. In

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connection with the restructuring of a floating rate loan or other debt security outside of bankruptcy court in a negotiated work-out or in the context of bankruptcy proceedings, equity securities or junior debt securities may be received in exchange for all or a portion of an interest in the security.

Corporate loans in which a Fund may purchase a loan assignment are made generally to provide bridge loans (temporary financing), finance internal growth, mergers, acquisitions (acquiring another company), recapitalizations (reorganizing the assets and liabilities of a borrower), stock purchases, leverage buy-outs (taking over control of a company), dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by a Fund will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. A Fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the Manager believes are attractive arise.

Certain of the loans acquired by a Fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. A revolving credit facility may require the Fund to increase its investment in a floating rate loan at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Notwithstanding its intention in certain situations to not receive material non-public information with respect to its management of investments in floating rate loans, the Manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held by a Fund. Possession of such information may in some instances occur despite the Manager's efforts to avoid such possession, but in other instances, the Manager may choose to receive such information (e.g., in connection with participation in a creditor's committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the Manager's ability to trade in these loans for the account of a Fund could potentially be limited by its possession of such information. Such limitations on the Manager's ability to trade could have an adverse effect on a Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the Manager may hold other securities issued by borrowers whose floating rate loans may be held by a Fund. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held by the Fund, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the Manager may owe conflicting fiduciary duties to the Fund and other client accounts. The Manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the Manager's client account collectively held only a single category of the issuer's securities.

A floating rate loan offered as part of the original lending syndicate typically is purchased at par value. As part of the original lending syndicate, a purchaser generally earns a yield equal to the stated interest rate. In addition, members of the original syndicate typically are paid a commitment fee. In secondary market trading, floating rate loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate, respectively. At certain times when reduced opportunities exist for investing in new syndicated floating rate loans, floating rate loans may be available only through the secondary market.

If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank or other regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent's appointment may be terminated, and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of the purchasers of floating rate loans are subject to the claims of the agent's general or secured creditors, the purchasers might incur certain costs and delays in realizing payment on a floating rate loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower's bankruptcy or insolvency, the borrower's obligation to repay a floating rate loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Unlike publicly-traded common stocks which trade on national exchanges, there is no central place or exchange for loans to trade. Loans trade in an over-the-counter (“OTC”) market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than 7 days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding a Fund's ability to pay redemption proceeds within the allowable time periods stated in its prospectus.

Loan interests may not be considered “securities,” and a purchaser, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Collateral. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower. The collateral typically has a market value, at the time the floating rate loan is made, that equals or exceeds the principal amount of the floating rate loan. The value of the collateral may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loan collateral may consist of various types of assets or interests. Collateral may include working capital assets, such as accounts receivable or inventory; tangible or intangible assets; or assets or other types of guarantees of affiliates of the borrower. Inventory is the goods a company has in stock, including finished goods, goods in the process of being manufactured, and the supplies used in the process of manufacturing. Accounts receivable are the monies due to a company for merchandise or securities that it has sold, or for the services it has provided. Tangible fixed assets include real property, buildings, and equipment. Intangible assets include trademarks, copyrights and patent rights, and securities of subsidiaries or affiliates.

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Investment Strategies and Risks

Generally, floating rate loans are secured unless (i) the purchaser's security interest in the collateral is invalidated for any reason by a court, or (ii) the collateral is fully released with the consent of the agent bank and lenders or under the terms of a loan agreement as the creditworthiness of the borrower improves. Collateral impairment is the risk that the value of the collateral for a floating rate loan will be insufficient in the event that a borrower defaults. Although the terms of a floating rate loan generally require that the collateral at issuance have a value at least equal to 100% of the amount of such floating rate loan, the value of the collateral may decline subsequent to the purchase of a floating rate loan. In most loan agreements there is no formal requirement to pledge additional collateral. There is no guarantee that the sale of collateral would allow a borrower to meet its obligations should the borrower be unable to repay principal or pay interest or that the collateral could be sold quickly or easily.

In addition, most borrowers pay their debts from the cash flow they generate. If the borrower's cash flow is insufficient to pay its debts as they come due, the borrower may seek to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in bankruptcy proceedings, access to the collateral may be limited by bankruptcy and other laws. In the event that a court decides that access to the collateral is limited or void, it is unlikely that purchasers could recover the full amount of the principal and interest due.

There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a floating rate loan. On occasions when such stock cannot be pledged, the floating rate loan will be temporarily unsecured until the stock can be pledged or is exchanged for, or replaced by, other assets.

Some floating rate loans are unsecured. If the borrower defaults on an unsecured floating rate loan, there is no specific collateral on which the purchaser can foreclose.

Floating Interest Rate Loans. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates generally are the Certificate of Deposit (“CD”) Rate of a designated US bank, the Prime Rate of a designated US bank, the federal funds rate, or another base lending rate used by commercial lenders. A borrower usually has the right to select the base lending rate and to change the base lending rate at specified intervals. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower.

The interest rate on CD Rate-based floating rate loans is reset periodically at intervals ranging from 30 to 180 days, while the interest rate on Prime Rate- or federal funds rate-based floating rate loans floats daily as those rates change. Investment in floating rate loans with longer interest rate reset periods can increase fluctuations in the floating rate loans' values when interest rates change.

The yield on a floating rate loan will depend primarily on the terms of the underlying floating rate loan and the base lending rate chosen by the borrower. The relationship between the CD Rate, the Prime Rate, and the federal funds rate will vary as market conditions change.

Floating rate loans typically will have a stated term of five to nine years. However, because floating rate loans are frequently prepaid, their average maturity is expected to be two to three years. The degree to which borrowers prepay floating rate loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the borrower's financial condition, and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments of principal to the purchaser of a floating rate loan may result in the principal's being reinvested in floating rate loans with lower yields.

A Fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see Investment Objectives, Restrictions, and Policies—Investment Restrictions for each Fund (except Macquarie Healthcare Fund)—Fundamental Investment Restrictions). For purposes of these restrictions, a Fund generally will treat the borrower as the “issuer” of indebtedness held by the Fund. In the case of participation interests where a bank or other lending institution serves as intermediate participant between a Fund and the borrower, if the participation interest does not shift to the Fund the direct debtor-creditor relationship with the borrower, a Fund, in appropriate circumstances, will treat both the lending bank or other lending institution and the borrower as “issuers” for these purposes. Treating an intermediate participant as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single intermediate participant, or a group of intermediate participants engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

A borrower must comply with various restrictive covenants contained in the loan agreement. In addition to requiring the scheduled payment of interest and principal, these covenants may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. The loan agreement also may contain a covenant requiring the borrower to prepay the floating rate loan with any free cash flow. A breach of a covenant that is not waived by the agent (or by the lenders directly) normally is an event of default, which provides the agent or the lenders the right to call the outstanding floating rate loan.

Direct Debt Instruments. A Fund may invest in direct debt instruments, subject to its policies and restrictions regarding the quality of debt securities. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any NRSRO. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater

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risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Direct debt instruments also may involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Fund seeks to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan often is administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Investments in direct debt instruments may entail less legal protection for the Fund. Direct indebtedness purchased by the Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. Other types of direct debt instruments, such as loans through direct assignment of a financial institution's interest with respect to a loan, may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

A Fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry. For purposes of these limitations, a Fund generally will treat the borrower as the issuer of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the Fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as issuers for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict the Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Listed Private Equity Companies and Funds

Subject to its investment policies and restrictions, a Fund may invest in securities of listed private equity companies and funds whose principal business is to invest in and lend capital to privately held companies. A Fund is subject to the underlying risks that affect the listed private equity companies and funds in which it invests. Generally, little public information exists for private companies, and there is a risk that the listed private equity companies and funds may not be able to make a fully informed investment decision. In addition, the listed private equity companies and funds may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized by the listed private equity companies and funds may be adversely impacted by the poor performance of a small number of investments, or even a single investment. A Fund's investment in listed private equity companies and funds subjects the Fund's shareholders indirectly to the fees and expenses incurred by such companies and funds. Listed private equity companies and funds may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicle whose purpose is to invest in privately held companies.

Low-Rated Securities

Debt securities rated below the four highest categories (that is, below BBB- by S&P, for example) are not considered investment grade obligations and commonly are called “junk bonds” or “high yield”. These securities are predominately speculative and present more credit risk than investment grade obligations with respect to the issuer's continuing ability to meet principal and interest payments.

Low-rated debt securities (including unrated securities determined by the Manager to be of comparable quality) generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. The market prices of these securities may fluctuate more than high-rated securities and may decline significantly in periods of general economic difficulty. In addition, the markets in which low-rated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily NAV of the Fund's shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated debt securities, especially in a thinly traded market. Valuation becomes more difficult and judgment plays a greater role in valuing low-rated debt securities than with respect to higher-rated debt securities for which more external sources of quotations and last sale information are available. Similarly, analysis of the

21

Investment Strategies and Risks

creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities.

Low-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low-rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low-rated debt securities defaults, a Fund may incur additional expenses to seek recovery and lose all or part of its investment.

Distressed Debt Securities. Subject to its investment policies and restrictions, a Fund may invest in distressed companies (generally, debt securities rated below CCC+ by S&P, for example) (or, if unrated, determined by the Manager to be of comparable quality) (generally referred to as “Distressed Debt”). Investing in Distressed Debt includes investing in securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy. A Fund's investment in Distressed Debt typically involves the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank.

Loan participations represent fractional interests in a company's indebtedness and generally are made available by banks or other institutional investors. By purchasing all or a part of a loan participation, a Fund, in effect, steps into the shoes of the lender. Distressed Debt purchased by a Fund may be in the form of loans, notes or bonds. If the loan is secured, a Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders otherwise no such priority of claims exists.

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a Fund invests in these securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund.

Distressed Debt securities typically are unrated, lower-rated, in default or close to default. Also, Distressed Debt generally is more likely to become worth less than the securities of more financially stable companies. An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance. These debt securities are subject to interest rate, credit and prepayment risk. An increase in interest rates will reduce the resale value of debt securities and changes in the financial condition or credit rating of an issue may affect the value of its debt securities. Issuers may prepay their obligations on fixed rate debt securities when interest rates decline, which can shorten a security's maturity and reduce a Fund's return.

Debt securities rated below investment grade, and the type of Distressed Debt securities which a Fund may purchase, generally are considered to have more risk than higher-rated debt securities. They also may fluctuate more in price, and are less liquid than higher-rated debt securities. Their prices are especially sensitive to developments affecting the company's business and to ratings changes, and typically rise and fall in response to factors that affect the company's stock prices. Issuers of such Distressed Debt are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. The risk that a Fund may lose its entire investment in defaulted bonds is greater in comparison to investing in non-defaulted bonds. Purchasers of participations in indebtedness must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, a Fund incurs the risk as to the creditworthiness of the bank or other financial intermediary, as well as of the company issuing the underlying indebtedness.

Master Limited Partnerships (“MLPs”)

Subject to its investment policies and restrictions, a Fund may invest in MLPs. An MLP is a limited partnership (or similar entity, such as a limited liability company, that is classified as a partnership for federal tax purposes), the interests in which are publicly traded. MLP units generally are registered with the SEC and are freely traded on a securities exchange or in the OTC market. Many MLPs operate in the oil and gas industries, including energy processing and distribution. MLPs generally are pass-through entities or businesses that are taxed at the security holder level and generally are not subject to federal or state income tax at the entity level, subject to the application of certain partnership audit rules. Annual income, gains, losses, deductions and credits of such an MLP pass through directly to its security holders. Distributions from an MLP, whether they are attributable to its annual net income that is passed through or consist in part of a return of the amount originally invested, would not be taxable, to the extent they do not exceed the investor's adjusted tax basis in its MLP interest. Generally, an MLP is operated under the supervision of one or more general partners. Limited partners are not involved in the day-to-day management of an MLP.

Investing in MLPs generally is subject to risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors (e.g., owners of common units in an MLP may have limited voting rights and no ability to elect directors, trustees or other managers). Although unitholders of an MLP generally are limited in their liability, similar to a corporation's shareholders, an MLP's creditors typically have the right to seek the return of distributions made to the MLP's unitholders if the liability in question arose before the distributions were paid. This liability may stay attached to the unitholder even after the units are sold.

MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or geographic region are subject to the risks associated with such industry or region (such as the risks associated with investing in the

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real estate or oil and gas industries). Investments held by an MLP may be relatively illiquid, limiting the MLP's ability to vary its portfolio promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

Net income from an interest in a “qualified publicly-traded partnership” (“QPTP”), which many MLPs are treated as for federal tax purposes, is “qualifying income” for an entity (such as a Fund) that is a “regulated investment company” for these purposes (“RIC”). Please see the section entitled Distributions and Taxes - Taxes for additional information regarding the tax consequences of a Fund's investing in a QPTP.

Money Market Instruments

Money market instruments are high-quality, short-term debt instruments. They may include US government securities, commercial paper and other short-term corporate obligations, certificates of deposit and other financial institution obligations. These instruments may carry fixed or variable interest rates.

Mortgage-Backed Securities (“MBS”)

Overview. MBS, also referred to as mortgage securities or mortgage-related securities, represent an ownership interest in a pool of mortgage loans, usually originated by mortgage bankers, commercial banks, savings and loan associations, savings banks, and credit unions to finance purchases of homes, commercial buildings, or other real estate. The individual mortgage loans are packaged or “pooled” together for sale to investors. These mortgage loans may have either fixed or adjustable interest rates. A guarantee or other form of credit support may be attached to an MBS to protect against default on obligations.

As the underlying mortgage loans are paid off, investors receive principal and interest payments, which “pass-through” when received from individual borrowers, net of any fees owed to the administrator, guarantor, or other service providers. Some MBS make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond).

MBS are based on different types of mortgages, including those on commercial real estate or residential properties. The primary issuers or guarantors of MBS have historically been Ginnie Mae, Fannie Mae, and Freddie Mac. Other issuers of MBS include commercial banks and other private lenders.

Ginnie Mae is a wholly owned US government corporation within the Department of Housing and Urban Development. Ginnie Mae guarantees the principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers). Ginnie Mae also guarantees the principal and interest on securities backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”). Ginnie Mae's guarantees are backed by the full faith and credit of the US government. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of MBS nor do they extend to the value of a Fund's shares which will fluctuate daily with market conditions.

Fannie Mae is a government-sponsored corporation, but its common stock is owned by private stockholders. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the US government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the 12 Federal Home Loan Banks but now its common stock is owned entirely by private stockholders. Freddie Mac issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the US government.

Although the MBS of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the US government, the Secretary of the Treasury has the authority to support Fannie Mae and Freddie Mac by purchasing limited amounts of their respective obligations. The yields on these MBS have historically exceeded the yields on other types of US government securities with comparable maturities due largely to their prepayment risk. The US government, in the past, provided financial support to Fannie Mae and Freddie Mac, but no assurance can be given that the US government will continue to do so.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer, or director of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for each of Fannie Mae and Freddie Mac. Also, the US Treasury entered into a Senior Preferred Stock Purchase Agreement imposing various covenants that severely limit each enterprise's operations.

Fannie Mae and Freddie Mac continue to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations associated with its MBS. The FHFA has the power to repudiate any contract entered into by Fannie Mae and Freddie Mac prior to FHFA's appointment as conservator or receiver, including the guaranty obligations of Fannie Mae and Freddie Mac. Accordingly, securities issued by Fannie Mae and Freddie Mac will involve a risk of nonpayment of principal and interest.

MBS that are issued or guaranteed by the US government, its agencies or instrumentalities, are not subject to a Fund's industry concentration restrictions, set forth under Investment Objectives, Restrictions, and Policies—Investment Restrictions for each Fund (except Macquarie Healthcare Fund)—

23

Investment Strategies and Risks

Fundamental Investment Restrictions, by virtue of the exclusion from that test available to securities issued or guaranteed by the US government or any of its agencies or instrumentalities. In the case of privately issued MBS, a Fund categorizes, where possible, the securities by the issuer's industry for purposes of the Funds' industry concentration restrictions.

Private MBS. Issuers of private MBS, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, are not US government agencies and may be both the originators of the underlying mortgage loans as well as the guarantors of the MBS, or they may partner with a government entity by issuing mortgage loans guaranteed or sponsored by the US government or a US government agency or sponsored enterprise. Pools of mortgage loans created by private issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or government agency guarantees of payment. The risk of loss due to default on private MBS is historically higher because neither the US government nor an agency or instrumentality has guaranteed them. Timely payment of interest and principal is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. Government entities, private insurance companies or the private mortgage poolers issue the insurance and guarantees. The insurance and guarantees and the creditworthiness of their issuers will be considered when determining whether an MBS meets a Fund's quality standards. A Fund may buy MBS without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the Manager determines that the securities meet the Funds' quality standards. Private MBS whose underlying assets are neither US government securities nor US government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, may also be subject to a greater risk of default than other comparable securities in the event of adverse economic, political, or business developments that may affect such region and, ultimately, the ability of property owners to make payments of principal and interest on the underlying mortgages. Nongovernment MBS are generally subject to greater price volatility than those issued, guaranteed or sponsored by government entities because of the greater risk of default in adverse market conditions. Where a guarantee is provided by a private guarantor, a Fund is subject to the credit risk of such guarantor, especially when the guarantor doubles as the originator.

CMOs and REMICs. Collateralized mortgage obligations (“CMOs”) are a type of MBS that issue debt obligations collateralized by residential or commercial mortgage loans or pass-through securities. CMOs are typically issued in multiple classes. Each class, often referred to as a “tranche,” is issued at a specified coupon rate or adjustable rate and has a stated maturity or final distribution date. Each of the classes is allocated a different share of the principal and/or interest payments received from the pool according to a different payment schedule depending on, among other factors, the seniority of a class relative to their classes. Other MBS such as real estate mortgage investment conduits (“REMICs”) are also divided into multiple classes with different rights to the interest and/or principal payments received on the pool of mortgages. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other MBS. Unless the context indicates otherwise, the discussion of CMOs below also applies to REMICs and multi-class pass-through securities.

Payments of principal and interest on the underlying collateral provide the resources to pay the debt service on CMOs or REMICs or to make scheduled distributions on the multi-class pass-through securities. The principal and interest on the underlying collateral may be allocated among a CMO's various classes in many ways. In a common structure, payments of principal on the underlying mortgages, including any principal prepayments, are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates rather than on a pro rata basis across all classes simultaneously, so that no payment of principal will be made on any class until all other classes having an earlier stated maturity or final distribution date have been paid in full. This sequential retirement structure allows the CMO to use the cash flows from the underlying collateral to create classes with short-, intermediate- and long-term maturities with corresponding risk characteristics. Principal prepayments on collateral underlying CMOs may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates.

A CMO may designate the most junior class it issues as a “residual” class (sometimes referred to as a “Z Bond”). Shareholders of this class will be entitled only to any amounts remaining after shareholders of all other classes (and any fees or expenses) have been paid in full. The amount of residual cash flow will depend on various factors including the characteristics of the underlying assets, interest rates, prepayment rates, the allocation of payments to more senior classes, and the amount of administrative expenses. Residual classes tend to have market prices and yields that are much more volatile than other mortgage-backed securities and will often be subject to greater credit risk, liquidity risk, market risk, and interest rate risk than other mortgage-backed securities. The yield to maturity on a residual class can also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. The residual class of a CMO may be subject to restrictions on transferability and, in certain circumstances, can be difficult to value.

Some CMOs may have classes that have a right to receive interest only (“IOs”) or principal only (“POs”). IOs and POs can be extremely sensitive to changes in interest rates and rates of payment on principal on the underlying collateral. IOs tend to decrease in value substantially if interest rates decline and collateral prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of collateral prepayment decreases. In each case, as applicable, the liquidity of IOs or POs could be significantly impaired and challenges could arise with valuing these securities. See Stripped mortgage securities below.

One or more classes of a CMO may have interest rates that reset periodically as adjustable-rate mortgage loans (“ARMs”) do. These adjustable rate classes are known as “floating-rate CMOs”. Floating-rate CMOs are typically issued with lifetime “caps” on the interest rate. These caps, similar to the caps on ARMs, limit a Fund's potential to gain from rising interest rates and increase the sensitivity of the CMO's price to interest rate changes while rates remain above the cap.

CMOs may also have classes that have a right to receive amounts that remain only after Floating Rate CMOs are paid (an “inverse floater”). Like IOs and POs, inverse floaters can be extremely sensitive to changes in interest rates. Interest rates on inverse floaters generally decrease when short-term interest

24

rates increase, and generally increase when short-term interest rates decline. When interest rates change or other market conditions occur, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities, which could cause a Fund to lose the entire value of its investment in an inverse floater.

The Funds may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class passthrough certificates typically provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches - known as support bonds, companion bonds or non-PAC bonds - that lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk.

All the risks applicable to a traditional MBS also apply to CMOs taken as a whole, even though certain classes of the CMO may be protected to a certain degree against a particular risk by subordinated classes. The risks associated with an investment in a particular CMO class vary substantially depending on the combination of rights associated with that class. In general, investments in subordinated classes of a CMO bear greater risks associated with MBS generally than more senior classes, be it credit risk, prepayment or extension risk (the risk of a security's expected maturity being reduced or lengthened in duration due to a change of the timing of payment), interest rate risk, income risk, market risk, liquidity risk or any other risk associated with a debt or equity instrument with similar features to the relevant class. The more subordinated the class of CMO, the greater these risks tend to be. As a result, an investment in the most subordinated class of a CMO is often riskier than an investment in other types of MBS.

CMOs are generally required to maintain more collateral than REMICs to collateralize the CMOs being issued. Most REMICs are not subject to the same minimum collateralization requirements and may be permitted to issue the full value of their assets as securities, without reserving any amount as collateral. As a result, an investment in the subordinated classes of a REMIC may be riskier than an investment in equivalent classes of a CMO.

CMOs may be issued, guaranteed or sponsored by governmental entities or by private entities. Consequently, they involve risks similar to those of traditional MBS that have been issued, guaranteed, or sponsored by such government and/or private entities. For example, a Fund is generally exposed to a greater risk of loss due to default when investing in CMOs that have not been issued, guaranteed, or sponsored by a government entity.

Timely payment of interest and principal (but not the market value and yield) of some of these pools is supported by various forms of insurance or guarantees issued by private issuers, those who pool the mortgage assets and, in some cases, by US government agencies. There can be no assurance, however, that any such insurance or guarantee will be effective, and investors in these pools may still experience losses.

CMOs involve risks including the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral, and risks resulting from the structure of the particular CMO transaction and the priority of the individual tranches. The prices of some CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may be less liquid than other types of MBS. As a result, it may be difficult or impossible to sell the securities at an advantageous price or time under certain circumstances. Yields on privately issued CMOs have been historically higher than the yields on CMOs issued and guaranteed by US government agencies or instrumentalities. The risk of loss due to default on privately issued CMOs, however, is historically higher since the US government has not guaranteed them.

To the extent any privately issued CMOs in which a Fund invests are considered by the SEC to be an investment company, the Funds will limit its investments in such securities in a manner consistent with the provisions of the 1940 Act, the SEC rules thereunder and exemptions thereto.

Commercial mortgage-backed securities (“CMBS”). CMBS are issued by special purpose entities that represent an undivided interest in a portfolio of mortgage loans backed by commercial properties. The loans are collateralized by various types of commercial property, which include, but are not limited to, multifamily housing, retail shopping centers, office space, hotels, and healthcare facilities. Private lenders, such as banks or insurance companies, originate these loans and then sell the loans directly into a CMBS trust or other entity. CMBS are subject to credit risk, prepayment risk, and extension risk. The Manager, through its careful credit analysis, attempts to address the risk of an issuer being unable to make timely payments of interest and principal. Although prepayment risk is present, it is of a lesser degree in CMBS than in the residential mortgage market.

Stripped mortgage securities. Some MBS referred to as stripped MBS are divided into classes which receive different proportions of the principal and interest payments or, in some cases, only payments of principal or interest (but not both). Other MBS referred to as net interest margin (“NIM”) securities give the investor the right to receive any excess interest earned on a pool of mortgage loans remaining after all classes and service providers have been paid in full. Stripped MBS may be issued by government or private entities. Stripped MBS issued or guaranteed by agencies or instrumentalities of the US government are typically more liquid than privately issued stripped MBS.

Stripped MBS are usually structured with two classes, each receiving different proportions of the interest and principal distributions on a pool of mortgage assets. In most cases, one class receives all of the interest (the interest-only or “IO” class), while the other class receives all of the principal (the principal-only or “PO” class). The return on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on any IO class held by a

25

Investment Strategies and Risks

Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup its initial investment fully, even if the securities are rated in the highest rating categories, AAA or Aaa, by S&P or Moody's, respectively.

NIM securities represent a right to receive any “excess” interest computed after paying coupon costs, servicing costs and fees and any credit losses associated with the underlying pool of home equity loans. Like traditional stripped MBS, the return on a NIM security is sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying home equity loans. NIM securities are highly sensitive to credit losses on the underlying collateral and the timing in which those losses are taken.

Stripped MBS and NIM securities tend to exhibit greater market volatility in response to changes in interest rates than other types of MBS and are purchased and sold by institutional investors, such as a Fund, through investment banking firms acting as brokers or dealers. Some of these securities may be deemed “illiquid” and therefore subject to a Fund's limitation on investment in illiquid investments and the risks associated with illiquidity.

Mortgage loan and home equity loan pools offering pass-through investments in addition to those described above may be created in the future. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term, fixed-rate mortgages. As new types of mortgage and home equity loan securities are developed and offered to investors, a Fund may invest in them if they are consistent with the Funds' goals, policies and quality standards.

Additional risks. In addition to the special risks described below, MBS are subject to many of the same risks as other types of debt securities. The market value of MBS, like other debt securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. MBS differ from conventional debt securities in that most MBS are pass-through securities. This means that they typically provide investors with periodic payments (typically monthly) consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool (net of any fees paid to the issuer or guarantor of such securities and any applicable loan servicing fees). As a result, the holder of the MBS (i.e., a Fund) receives scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. The rate of prepayments on the underlying mortgages generally increases as interest rates decline, and when a Fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing MBS. For this reason, pass-through MBS may have less potential for capital appreciation as interest rates decline and may be less effective than other types of US government or other debt securities as a means of “locking in” long-term interest rates. In general, fixed rate MBS have greater exposure to this “prepayment risk” than variable rate securities.

An unexpected rise in interest rates could extend the average life of an MBS because of a lower than expected level of prepayments or higher than expected amounts of late payments or defaults. In addition, to the extent MBS are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if MBS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will generally be treated as ordinary income. Regulatory or tax changes may also adversely affect the MBS market as a whole.

Guarantees. The existence of a guarantee or other form of credit support on an MBS usually increases the price that a Fund pays for the security. There is always the risk that the guarantor will default on its obligations. When the guarantor is the US government, there is minimal risk of guarantor default. However, the risk remains if the credit support or guarantee is provided by a private party or a US government agency or sponsored enterprise. Even if the guarantor meets its obligations, there can be no assurance that the type of guarantee or credit support provided will be effective at reducing losses or delays to investors, given the nature of the default. A guarantee only assures timely payment of interest and principal, not a particular rate of return on a Fund's investment or protection against prepayment or other risks. The market price and yield of the MBS at any given time are not guaranteed and are likely to fluctuate.

Municipal Obligations

Municipal obligations are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main kinds of municipal bonds are general obligation bonds and revenue bonds. The issuer of a general obligation bond has pledged its full faith, credit and taxing power for the payment of principal and interest on the bond. Revenue bonds are payable only from specific sources; these may include revenues from a particular facility or class of facilities or special tax or other revenue source. Private activity bonds (“PABs”) are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. Their credit quality usually is directly related to the credit standing of the user of the facilities being financed.

Natural Resources and Physical Commodities

When a Fund invests in securities of companies engaged in natural resources activities, the Fund may be subject to greater risks and market fluctuations than funds with more diversified portfolios. The value of the Fund's securities will fluctuate in response to market conditions generally, and will be particularly sensitive to the markets for those natural resources in which a particular issuer is involved. The values of natural resources also may fluctuate directly with respect to real and perceived inflationary trends and various political developments. In selecting the Fund's investments, the Manager will consider each company's ability to create new products, secure any necessary regulatory approvals, and generate sufficient customer demand. A company's failure to perform well in any one of these areas, however, could cause its stock to decline sharply.

26

Natural resource industries throughout the world may be subject to greater political, environmental and other governmental regulation than many other industries. Changes in governmental policies and the need for regulatory approvals may have an adverse effect on the products and services of natural resources companies. For example, the exploration, development and distribution of coal, oil and gas in the US are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered to companies in those industries. In addition, many natural resource companies have been subject to significant costs associated with compliance with environmental and other safety regulations. Such regulations also may hamper the development of new technologies. The direction, type or effect of any future regulations affecting natural resource industries are virtually impossible to predict.

Generally, energy commodities, such as coal, natural gas and crude oil, have distinctly higher volatility than other types of commodities, due in part to real time pricing and cross-commodity arbitrage described below. In purchasing related securities, the Manager considers the integration of derivatives and physical trades for risk management in a real-time environment. As well, scheduling receipts, deliveries and transmission of a commodity can all impact investments in commodities.

Energy commodities have unique market risks and physical properties which can affect the available supply. Factors unique to energy commodities include: research and development, location, recovery costs, transportation costs, conversion costs and storage costs, as well as global demand and other events that can affect demand such as war, weather and alternative energy sources. Natural gas and crude oil are especially susceptible to changes in supply and global demand. For example, global oil prices recently have been, and continue to be, subject to extreme market volatility. An investor in commodities must be able to manage cross-commodity arbitrage, that is, the ability to determine positions stated in equivalent units of measure (e.g., British thermal units). When assessing an investment opportunity — in coal, natural gas or crude oil — this calculation can be critical in determining the success an investor has when calculating how a trade breaks down into a single common denominator. Coal tolling, for instance, involves the conversion of coal to electricity for a fee. The tolling of coal gives marketers, suppliers and generators another arbitrage opportunity if there is a disparity between coal and electricity prices while providing some added liquidity between the two commodities.

Principal risks of investing in certain types of commodities include:

•
cross-commodity arbitrage can negatively impact a Fund's investments;

•
fluctuations in demand can negatively impact individual commodities: alternative sources of energy can create unforeseen competition; changes in weather can negatively affect demand; and global production can alter demand and the need for specific sources of energy;

•
fluctuations in supply can negatively impact individual commodities: transportation costs, research and development, location, recovery/retrieval costs, conversion costs, storage costs and natural disasters can all adversely impact different investments and types of energy;

•
environmental restrictions can increase costs of production;

•
restrictions placed by the government of a developing country related to investment, exchange controls, and repatriation of the proceeds of investment in that country; and

•
war can limit production or access to available supplies and/or resources.

Investments in precious metals (such as gold) and other physical commodities are considered speculative and subject to special risk considerations, including substantial price fluctuations over short periods of time, as well as increasing regulation. On the other hand, investments in precious metals, coins or bullion could help to moderate fluctuations in the value of a Fund's holdings, since the prices of precious metals have at times tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals.

Because precious metals and other commodities do not generate investment income, the return on such investments will be derived solely from the appreciation or depreciation on such investments. A Fund also may incur storage and other costs relating to its investments in precious metals and other commodities, which may, under certain circumstances, exceed custodial and brokerage costs associated with investments in other types of securities. When a Fund purchases a precious metal or other physical commodity, the Manager currently intends that it will only be in a form that is readily marketable. To continue to qualify as a RIC under the Code, a Fund may not derive more than 10% of its yearly gross income from gains (without regard to losses) resulting from selling or otherwise disposing of precious metals or any other physical commodity (or options or futures contracts thereon unless the gain is realized from certain hedging transactions) and other “non-qualifying income.” See Distributions and Taxes - Taxes - Investment in a Subsidiary. Accordingly, a Fund may be required to hold its precious metals or sell them at a loss, or to sell some portfolio securities at a gain, when, for investment reasons, it would not otherwise do so. Certain Funds seek to increase their exposure to commodities, including precious metals, derivatives and commodity-linked instruments, through investments in wholly-owned and controlled Cayman Islands subsidiaries. See Investment in a Subsidiary below.

The ability of a Fund to purchase and hold precious metals such as gold, silver and platinum may allow it to benefit from a potential increase in the price of precious metals or stability in the price of such metals at a time when the value of securities may be declining. For example, during periods of declining stock prices, the price of gold may increase or remain stable, while the value of the stock market may be subject to general decline.

Precious metal prices are affected by various factors, such as economic conditions, political events and monetary policies. As a result, the prices of gold, silver or platinum may fluctuate widely. The sole source of return to a Fund from such investments will be gains realized on their sale; a negative return will be realized if the metal is sold at a loss. Investments in precious metals do not provide a yield. A Fund's direct investment in precious metals is limited by tax considerations. See Distributions and Taxes - Taxes.

Options, Futures and Other Derivatives Strategies

27

Investment Strategies and Risks

General. Subject to a Fund's investment policies and restrictions, the Manager may use certain options, futures contracts (sometimes referred to as futures), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivatives instruments (collectively, Financial Instruments) in an attempt to enhance income or yield, to hedge, to gain exposure to securities, sectors or geographical areas or to otherwise manage the risks of a Fund's investments.

Generally, each Fund may purchase and sell any type of Financial Instrument. However, as an operating policy, a Fund will only purchase or sell a particular Financial Instrument if the Fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument primarily is measured. Since each Fund is authorized to invest in foreign securities denominated in other currencies, each such Fund may purchase and sell foreign currency derivatives.

Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Fund's portfolio. Thus, in a short hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a Fund does not own a corresponding security. Therefore, the transaction relates to a security that the Fund intends to acquire. If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's holdings is the same as if the underlying security had been purchased and later sold, and the transaction could be viewed as speculative.

Financial Instruments involving underlying securities may be used in an attempt to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Financial Instruments involving underlying indexes, in contrast, may be used in an attempt to hedge against price movements in market sectors in which a Fund has invested or expects to invest, respectively. Financial Instruments involving underlying debt securities may be used in an attempt to hedge either individual securities or broad debt market sectors.

In addition, Financial Instruments also may be used in seeking to gain exposure to securities, sectors, markets or geographical areas. Financial Instruments can be used individually, as in the purchase of a call option, or in combination, as in the purchase of a call option and a concurrent sale of a put option, as an alternative to purchasing securities.

Financial Instruments may be used in this manner in seeking to gain exposure more efficiently than through a direct purchase of the underlying security or to more specifically express the outlook of the Manager.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) resulted in historic and comprehensive statutory reform of certain OTC derivatives, including the manner in which the derivatives are regulated, derivatives documentation is negotiated, and trades are reported, executed or “cleared.”

Specifically, the Commodity Futures Trading Commission (“CFTC”) has adopted rules to require certain standardized swaps, previously traded OTC, be executed in a regulated, transparent market and settled by means of a central clearing house. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but, central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. The assets of a Fund may not be fully protected in the event of the bankruptcy of the futures commission merchant (“FCM”) or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

In addition, the banking regulators and the CFTC have issued regulations requiring the posting of initial and variation margin for uncleared swaps that are applicable to all financial end-users, including the Funds.

The regulation of derivatives is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. Changing regulation may, among various possible effects, increase the cost of entering into derivatives transactions, restrict the ability of a Fund to enter into certain types of derivative transactions, or could limit a Fund's ability to pursue its investment strategies. New requirements, even if not directly applicable to the Funds, may increase the cost of the Funds' investments and cost of doing business.

In 2012, pursuant to the Dodd-Frank Act, the CFTC made substantial amendments to the permissible exemptions, and to the conditions for reliance on the permissible exemptions, from registration as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”). Under these amendments, if a Fund uses commodity interests (such as futures contracts, options on futures contracts and most swaps) other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are “in-the- money” at the time of purchase) may not exceed 5% of the

28

Fund's liquidation value, or alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed 100% of the Fund's liquidation value (after taking into account unrealized profits and unrealized losses on any such positions) unless the Manager has registered as a CPO. The Manager, in its management of each Fund, currently is complying, and intends to continue to comply, with at least one of the two alternative limitations described above. Accordingly, the Manager has claimed an exclusion from the definition of the term “commodity pool operator” with respect to each Fund under the CEA and the regulations thereunder. In addition, the Manager is exempt from registration as a commodity trading advisor and provides commodity interest trading advice to the Funds in reliance upon applicable exemptions from registration under the Commodity Exchange Act.

In addition to complying with these de minimis trading limitations set forth in the CFTC Rule 4.5 under the CPO rules, to qualify for an exclusion under the amended regulation, the operator of a Fund must satisfy a marketing test, which requires, among other things, that the Fund not hold itself out as a vehicle for trading commodity interests. Complying with the de minimis trading limitations may restrict the Manager's ability to use derivatives as part of a Fund's investment strategies. Although the Manager believes that it will be able to execute a Fund's investment strategies within the de minimis trading limitations, the Fund's performance could be adversely affected. In addition, a Fund's ability to use Financial Instruments may be limited by tax considerations. See Distributions and Taxes - Taxes.

Pursuant to authority granted under the Dodd-Frank Act, the Treasury issued a notice of final determination (“Final Determination”) stating that deliverable foreign exchange forwards, as defined in the Final Determination, should not be considered swaps for most purposes. Thus, deliverable foreign exchange forwards are not deemed to be commodity interests. Therefore, a Fund may enter into deliverable foreign exchange forwards without such transactions counting against the de minimis trading limitations discussed above. Notwithstanding the Treasury's determination, deliverable foreign exchange forwards (1) must be reported to swap data repositories, (2) are subject to business conduct standards, and (3) are subject to antifraud and anti-manipulation proscriptions of swap execution facilities.

In addition, pursuant to the Dodd-Frank Act and regulations adopted by the CFTC in connection with implementing the Dodd-Frank Act, non-deliverable forwards (“NDFs”) are deemed to be commodity interests, including for purposes of amended CFTC Rule 4.5, and are subject to the full array of regulations under the Dodd-Frank Act. Therefore, a Fund will limit its investment in NDFs as discussed above.

CFTC Rule 4.5 also provides that, for purposes of determining compliance with the de minimis trading limitations discussed above, swaps that are centrally-cleared on the same clearing organization may be netted where appropriate, but no such netting is permitted for uncleared swaps. To the extent some NDFs remain traded OTC and are not centrally- cleared, the absolute notional value of all such transactions, rather than the net notional value, would be counted against the de minimis trading limitations discussed above. Requests have been made to the CFTC staff for further guidance on this aspect of CFTC Rule 4.5.

In addition to the instruments, strategies and risks described below, the Manager expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as new techniques are developed, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Manager may utilize these opportunities to the extent that they are consistent with a Fund's objective(s) and permitted by a Fund's investment policies and restrictions and regulations adopted by applicable regulatory authorities. A Fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Some of these techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow:

1. Successful use of certain Financial Instruments depends upon the ability of the Manager to predict movements of the overall securities, currency and interest rate markets, among other skills. There can be no assurance that any particular strategy will succeed, and the use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

2. There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculation in the market or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on underlying indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

Because there are a limited number of types of exchange-traded options and futures contracts, the standardized contracts available may not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities, indexes or other instruments with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not perfectly correlate with the performance of the Fund's other investments. Options and futures prices also can diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as changes in volatility of the underlying instrument, the time remaining until expiration of the contract, and current and anticipated short-term interest rates, which may not affect security prices the same way. Imperfect correlation also may result from differing levels of demand in the options and futures markets and the

29

Investment Strategies and Risks

securities markets, from structural differences in how options and futures and securities are traded, and/or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

3. If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the Manager projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

4. As described below, a Fund might be required to maintain assets as cover, maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties unless regulatory relief from restrictions applies. If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements may require that a Fund sell portfolio securities at a disadvantageous time in order to meet such obligations, and could cause the Fund to incur losses.

5. A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (counterparty) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

6. Certain Financial Instruments, including options, futures contracts, combined positions and swaps, can create leverage, which may amplify or otherwise increase a Fund's investment loss, possibly in an amount that could exceed the cost of that Financial Instrument or, under certain circumstances, that could be unlimited. Certain Financial Instruments also may require cash outlays that are only a small portion of the amount of exposure obtained through the Financial Instruments, which results in a form of leverage. Although leverage creates the opportunity for increased total return, it also can create investment exposure for a Fund that, in certain circumstances, could exceed the Fund's net assets and could alter the risk profile of the Fund in unanticipated ways.

7. When traded on foreign exchanges, Financial Instruments may not be regulated as rigorously as they would be if traded on or subject to the rules of an exchange located in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of positions taken as part of non-US Financial Instruments also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability of data on which to make trading decisions than in the United States; (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

Options. A call option gives the purchaser the right, but not the obligation, to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right, but not the obligation, to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. Options are traded on an organized, liquid exchange or in the OTC market.

The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value, which would be expected to result in a loss.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the anticipated future price volatility of the underlying investment and general market conditions. Purchased options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing the call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by selling the put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

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A type of put that a Fund may purchase is an optional delivery standby commitment, which is entered into by parties selling debt securities to the Fund. An optional delivery standby commitment gives the Fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

Risks of Options on Securities. Options can offer large amounts of leverage, which may result in a Fund's NAV being more sensitive to changes in the value of the related instrument. Each Fund may purchase or write both options that are traded on domestic and foreign exchanges and OTC options. Exchange-traded options on securities in the United States are issued by the Options Clearing Corporation that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so could result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. A Fund seeks to mitigate this risk by entering into a bilateral credit support arrangement with the counterparty, which requires the posting of collateral to cover the market value of purchased options, which would mitigate the possibility of losing any premium paid by a Fund, as well as any loss of expected benefit of the transaction.

A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market, and there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by negotiating with a different counterparty willing to take the Fund's place in the contract, called a novation. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund would be able to terminate the position held with such counterparty; but, due to insolvency proceedings, might incur a significant delay in recovering any amounts owed to the Fund.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction or an economically offsetting purchase transaction from another counterparty for a covered call option written by a Fund could cause material losses to such Fund because the Fund would, if unable to substitute other collateral, be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (multiplier), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right to require the Fund to deliver to the purchaser an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price. The timing of the right of an option owner to exercise the option depends on the type of option and negotiations between the purchaser and seller.

Risks of Options on Indexes. The risks of investment in options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index, it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the timing risk inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. This timing risk is an inherent limitation on the ability of index call option writers to cover their risk exposure by holding securities positions.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on an exchange) typically are established by a Fund, and negotiated with a counterparty, prior to entering into the option contract. While this type of arrangement allows a Fund the flexibility to tailor the option to its needs, OTC options involve counterparty risk that is not applicable to exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded. Some of a Fund's counterparties are guaranteed by their parent holding companies with respect to that counterparty's payment obligations under OTC trades (like OTC options). This helps to mitigate such counterparty risk.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable at its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. Generally, a futures contract is a standardized agreement to buy or sell a specific quantity of an underlying reference instrument, such as a security, index, currency or commodity at a specific price on a specific date in the future. The purchase of futures

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Investment Strategies and Risks

contracts or call options on futures contracts can serve as a long hedge, and the sale of futures contracts or the purchase of put options on a futures contract can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts also can be purchased and sold to attempt to enhance income or yield.

In addition, futures contract strategies can be used to manage the average duration of a Fund's fixed-income holdings. If the Manager wishes to shorten the average duration of a Fund's fixed-income holdings, the Fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the Manager wishes to lengthen the average duration of a Fund's fixed-income holdings, the Fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit initial margin that typically is calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts and options thereon does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent variation margin payments are made to and from the FCM daily as the value of the futures position varies, a process known as marking-to-market. Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from an FCM. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing the instrument purchased or sold. Positions in futures contracts and options on futures contracts may be closed only on an exchange or board of trade that provides a market for such contracts and options. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions. In addition, the CFTC and various exchanges have established limits referred to as “speculative position limits” or “accountability levels” on the maximum net long or net short position that any person, such as a Fund, may hold or control in a particular futures contract or option thereon. For more information, see Speculative Position Limits.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options. The purchase or sale of a futures contract may result in losses to a Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to a Fund. There also is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers. If an FCM does not provide accurate reporting, a Fund also is subject to the risk that the FCM could use the Fund's assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer.

Futures contracts that are traded on non-US exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-US futures contracts may be subject to varied regulatory oversight. The price of any non-US futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-US exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. When a Fund sells (writes) an option on a futures contract, the Fund is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If a Fund were required to take such a position, it could bear substantial losses.

The ordinary spreads between prices in the cash and futures markets (including the options on futures contracts market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and

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maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, in the case of a physically settled futures contract, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the Manager still may not result in a successful transaction. The Manager may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

Index Futures. When a Fund utilizes an index futures contract in an attempt to hedge, the risk of imperfect correlation between movements in the price of an index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. The price of the index futures contract may move more than or less than the price of the securities being hedged. If the price of the index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures contract, a Fund may buy or sell index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of the securities being hedged is more than the historical volatility of the prices of the securities included in the index.

It also is possible that, where a Fund has sold index futures contracts in an attempt to hedge against a decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indexes on which the futures contracts are based.

Where index futures contracts are purchased in an attempt to hedge against a possible increase in the price of securities before a Fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If a Fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Foreign Currency Hedging Strategies — Special Considerations. Subject to its investment policies and restrictions, each Fund may use options and futures contracts on foreign currencies (including the euro), as described above, and forward foreign currency contracts (forward currency contracts), as described below, in an attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or in an attempt to enhance income or yield. Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the values of which the Manager believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the US dollar.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the US options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any US or foreign regulations regarding the maintenance of foreign banking arrangements by US residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts. Subject to its investment policies and restrictions, each Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of US dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the entry into the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. Such transactions may serve as long hedges; for example, a Fund may purchase a forward currency contract

33

Investment Strategies and Risks

to lock in the US dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contract transactions also may serve as short hedges; for example, a Fund may sell a forward currency contract to lock in the US dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

A Fund also may use forward currency contracts in an attempt to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for US dollars to hedge against possible declines in the euro's value. Such a hedge, sometimes referred to as a position hedge, would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund also could hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into US dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A Fund also may use forward currency contracts in an attempt to enhance income or yield. The Fund could use forward currency contracts to increase its exposure to foreign currencies that the Manager believes might rise in value relative to the US dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the Fund owned securities denominated in a foreign currency and the Manager believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract.

Forward currency contracts are currently individually negotiated and privately traded by currency traders and their customers. These forward currency contracts may involve the sale of US dollars and the purchase of a foreign currency, or may be foreign cross-currency contracts involving the sale of one foreign currency and the purchase of another foreign currency; such foreign cross-currency contracts may be considered a hedging rather than a speculative strategy if the Fund's commitment to purchase the new (more favorable) currency is limited to the market value of the Fund's securities denominated in the old (less favorable) currency. The prediction of currency movements is extremely difficult and the successful execution of a speculative strategy is highly uncertain.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Currently, secondary markets generally do not exist for forward currency contracts. Closing transactions generally can be made for forward currency contracts by negotiating directly with the counterparty or by entering an offsetting transaction with a second counterparty. There can be no assurance that a Fund will be able to close out a forward currency contract at a favorable price prior to maturity and, in such cases, the Fund would continue to be subject to market currency risk with respect to the position, and may continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account. In addition, in the event of insolvency of the counterparty, the Fund might be unable to promptly terminate the position held with such counterparty and might incur a significant delay in recovering any amounts owed to the Fund. Even if the Fund entered an offsetting transaction with a second counterparty, the Fund would continue to be subject to settlement risk relating to the transaction with the insolvent counterparty.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Normally, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the Manager believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of a Fund will be served.

Successful use of forward currency contracts depends on the skill of the Manager in analyzing and predicting currency values. Forward currency contracts may substantially change a Fund's exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the Manager anticipates. There is no assurance that the Manager's use of forward currency contracts will be advantageous to a Fund or that the Manager will hedge at an appropriate time.

Forward currency contracts in which a Fund may engage include deliverable foreign exchange forwards. A deliverable foreign exchange forward contract provides for the actual exchange of the principal amounts of the two currencies in the contract (i.e., settlement on a physical basis). Foreign exchange forwards typically are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers. Foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and the prices at which they are selling various currencies. A Fund also may be required to pay certain commissions. When a Fund enters into a deliverable foreign exchange forward, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

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A Fund may be required to obtain the currency that it must deliver under the foreign exchange forward through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency.

A Fund also may enter into forward currency contracts that do not provide for physical settlement of the two currencies (each, a “Reference Currency”), but instead provide for settlement by a single cash payment calculated as the difference between the agreed-upon exchange rate and the prevailing market exchange rate at settlement based upon an agreed- upon notional amount (non-deliverable forwards, or NDFs). NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.

NDFs typically may have terms from one month up to two years and are settled in US dollars.

NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions, including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations. Under definitions adopted by the CFTC and SEC, NDFs are considered swaps, and therefore are included in the definition of “commodity interests.” In contrast, forward currency contracts that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of “commodity interests.” However, these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers. CFTC regulation of forward currency contracts, especially NDFs, may restrict the Fund's ability to use these instruments in the manner described above.

Although NDFs historically have been traded OTC, as swaps they may in the future be required to be centrally cleared and traded on public facilities. Under such circumstances, they would be centrally cleared and a secondary market for them normally would exist. With respect to NDFs that are centrally-cleared, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if the clearing organization breaches its obligations under the NDF, becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization's other customers, potentially resulting in losses to the investor. Even if some NDFs remain traded OTC, they will be subject to margin requirements for uncleared swaps and counterparty risk common to other swaps.

Speculative Position Limits. The CFTC and various exchanges have established limits referred to as “speculative position limits” or “accountability levels” on the maximum net long or short futures positions that any person or group of persons under common trading control (other than a hedger, which the Funds are not) may hold, own or control in a particular futures contract or option on a futures contract. Trading limits also are imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. Among the purposes of speculative position limits is to prevent a corner or squeeze on a market or undue influence on prices by any single trader or group of traders. The current federal speculative position limits established by the CFTC apply to certain agricultural commodity positions, such as grains (oats, corn, and wheat), the soybeans complex (soybeans, soybean oil and soybean meal) and cotton.

Recent regulations have changed the requirements related to the use of certain derivatives. Some of these new regulations have limited the availability of certain derivatives and made their use by funds more costly. Constraints on the ability of the Manager to use derivatives to gain access to markets, participate in investment opportunities or risk-manage a Fund's assets could have an adverse impact on a Fund. The regulation of derivatives is a rapidly changing area of law and the impact of these new regulations are not certain at this time.

Combined Positions. A Fund may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of its overall position. A combined position usually will contain elements of risk that are present in each of its component transactions. For example, the Fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. The Fund also may write a put option and purchase a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to holding the underlying instrument. Because combined options positions involve multiple trades, they may result in higher transaction costs, may be more difficult to open and close out and may perform in unanticipated ways. Because combined positions, like other Financial Instruments may require cash outlays that are only a small portion of the amount of exposure obtained through the combined positions, a Fund's investment exposure gained through these combined positions could exceed its net assets.

Turnover. A Fund's options and futures contracts activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund also may cause the sale of related investments, also increasing turnover; although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund pays a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions could be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars. Each Fund may enter into swaps, including caps, floors and collars, for any legal purpose consistent with its investment objective(s) and policies, including to attempt: to obtain or preserve a particular return or a spread on a particular investment or portion of its portfolio; to

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Investment Strategies and Risks

protect against an increase in the price of securities the Fund anticipates purchasing at a later date; to protect against currency fluctuations; to use as a duration management technique; to enhance income or capital gains; to protect against a decline in the price of securities the Fund currently owns; or to gain exposure to certain markets in an economical way.

A swap is an agreement involving the exchange by a Fund with another party of their respective commitments to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) based on a specified amount (the “notional” amount). Examples of swap agreements include, but are not limited to, equity, commodity, index or other total return swaps, foreign currency swaps, credit default swaps and interest rate swaps.

The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). Certain standardized swaps currently are, and more in the future are expected to be, subject to mandatory central clearing and exchange-trading. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange- trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps.

In an uncleared swap, the swap counterparty typically is a brokerage firm, bank or other financial institution. During the term of an uncleared swap, a Fund will be required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to the Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

In a cleared swap, a Fund's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party's FCM, which must be a member of the clearinghouse that serves as the central counterparty. Transactions executed on a swap execution facility (“SEF”) may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps that it has used in the past. When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount also may be required to be paid by a Fund or may be received by a Fund in accordance with margin controls set for such accounts.

Swap agreements can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a currency swap, US dollar-denominated payments may be exchanged for payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets or index.

Caps, floors and collars have an effect similar to buying or writing options; they allow a purchaser to attempt to protect itself against interest rate movements exceeding specified minimum or maximum levels. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional principal amount to the extent that a specified index exceeds a predetermined value. The purchase of a floor entitles the purchaser to receive payments from the seller on a notional principal amount to the extent that a specified index falls below a predetermined value. A collar combines elements of buying a floor and selling a cap.

In a long total return equity swap, a Fund will receive, and, in a short total return swap, a Fund pays, the price appreciation of an equity index, a custom basket of equity securities, or a single equity, plus any dividend or coupon income from such securities, in exchange for payments equivalent to a floating rate of interest, or if the equity swap is for the equivalent of one interest rate period, a fixed fee that is established at the outset of the swap. Floating rate payments are pegged to a base rate, such as the federal funds rate, that is periodically adjusted. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher amount at each swap reset date.

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A Fund may enter into credit default swap contracts for hedging or investment purposes. The Fund may either sell or buy credit protection under these contracts. The seller in a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the buyer in exchange for an equal face amount of deliverable obligations of the referenced debt obligation (or other agreed-upon debt obligation) described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled, if there is a credit event by the issuer of that debt obligation. In return, the seller receives from the buyer a periodic stream of payments over the term of the contract or, if earlier, until the occurrence of a credit event. If the contract is terminated prior to its stated maturity, either the seller or the buyer would make a termination payment to the other in an amount approximately equal to the amount by which the value of the contract has increased in value to the recipient of the settlement payment. For example, if the contract is more valuable to the buyer (as would normally occur if the creditworthiness of the issuer of the referenced debt obligation has decreased), the seller would make a termination payment to the buyer. As the seller of credit protection, a Fund would effectively add leverage to the extent the notional amount exceeds the amount of cash the Fund has because, in addition to its total net assets, the Fund would be subject to the investment exposure of the notional amount of the swap. As the buyer, a Fund normally would be hedging its exposure on debt obligations that it holds.

Swap agreements may shift a Fund's investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in US dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to US interest rates and increase its exposure to foreign currency and interest rates. Most swap agreements provide that, when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a Fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty.

Because swap agreements may have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate value at least equal to the accrued excess will be maintained in an account with the Fund's custodian that satisfies the requirements of the 1940 Act. The Fund also will establish and maintain such account with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Fund. The Manager and each Fund believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, do not treat them as being subject to the Fund's borrowing restrictions.

The use of swap agreements entails certain risks that may be different from, or possibly greater than, the risks associated with investing directly in the referenced assets that underlie the swap agreement. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments.

The use of a swap requires an understanding not only of the referenced asset, referenced rate, or index but also of the swap itself. If the Manager attempts to use a swap as a hedge against, or as a substitute for, a Fund's portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop an imperfect or no correlation with the portfolio investment. This could cause significant losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they also can reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

As with other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. The Fund bears the risk that the Manager will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund.

To the extent a swap is not centrally cleared, the use of a swap also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. The creditworthiness of firms with which a Fund enters into swaps, caps, floors or collars will be monitored by the Manager. If a counterparty's creditworthiness declines, the value of the swap might decline, potentially resulting in losses. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to a sector of the market that adversely affect its creditworthiness. If a default occurs by the other party to such transaction, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps. There also is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of an FCM with which the Fund has an open position, or the central counterparty in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of an FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers. If an FCM does not provide accurate reporting, a Fund also is subject to the risk that the FCM could use the Fund's assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

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Investment Strategies and Risks

With cleared swaps, a Fund may not be able to obtain terms as favorable as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with a Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund's investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and also can require increases in margin above the margin that is required at the initiation of the swap agreement.

Finally, a Fund is subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the Fund may be required to break the trade and make an early termination payment to the executing broker.

Payment-In-Kind (“PIK”) Securities

Subject to its investment policies and restrictions, a Fund may invest in PIK securities. PIK securities are securities that contain provisions that allow an issuer, at its discretion, to make current interest payments either in cash or in the form of additional securities. These instruments may be valued at a deep discount from the face amount. Interest received in the form of additional securities is recorded as interest income. Federal tax law requires the holder of a PIK security to accrue that interest income with respect to the security regardless of the receipt (or non-receipt) of cash payments. Accordingly, although a Fund generally will not receive cash payments on PIK securities, it will have current income attributable to those securities. To avoid liability for federal income and excise taxes, therefore, a Fund may be required to distribute cash in an amount equal to income accrued with respect to those securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to make that distribution.

It is possible that by effectively increasing the principal balance payable to a Fund or deferring cash payment of such interest until maturity, the use of PIK features will increase the risk that such amounts will become uncollectible when due and payable. Prices of PIK securities may be more sensitive to changes in the issuer's financial condition, fluctuations in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative than are securities that pay interest periodically in cash. Investments in PIK securities may be illiquid or restricted, which may make it difficult for a Fund to dispose of them or to determine their current value.

Real Estate Investment Trust (“REIT”) Securities

Subject to its investment policies and restrictions, a Fund may invest in securities issued by REITs. A REIT is a domestic corporation (or a trust or association otherwise taxable as such for federal tax purposes) that meets certain requirements of the Code. The Code permits a qualifying REIT to deduct dividends it pays, thereby effectively eliminating entity-level federal income tax for a REIT that distributes all of its taxable income (including net capital gains) and making the REIT a modified pass-through vehicle for federal income tax purposes. To qualify for treatment as a REIT, a company must, among other things, derive at least 75% of its gross income each taxable year from real estate sources (such as rents from real estate, interest from mortgages on real estate, and gains from sales of real estate assets), and must annually distribute to its shareholders 90% or more of its taxable income (including net capital gains). Moreover, at the end of each quarter of its taxable year, at least 75% of the value of its total assets must be represented by real estate assets, cash and cash items and US government securities.

REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. A mortgage REIT invests primarily in mortgages on real estate, and derives its income primarily from interest payments received on credit it has granted. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs. It is anticipated, although not required, that under normal circumstances, a majority of each Fund's investments in REITs will consist of shares issued by equity REITs.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may purchase securities subject to repurchase agreements and reverse repurchase agreements, subject to its restriction on investment in illiquid investments, and subject to its investment policies and restrictions. A repurchase agreement is an instrument under which a Fund purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. A reverse repurchase agreement is the opposite: the Fund will sell the security with an obligation to repurchase it at an agreed-upon time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

The majority of repurchase agreements in which a Fund will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within 1 to 5 days of the purchase. The primary risk from repurchase agreements is that the Fund may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the Fund. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value or loss of interest. Additionally, reverse repurchase agreements involve borrowing to take advantage of investment opportunities; such leverage could magnify losses. If the Fund borrows money to purchase securities and those securities decline in value, then the value of the Fund's shares will decline faster than if the Fund were not leveraged. The return on such collateral may be more or less than that from the repurchase agreement. A Fund's repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by a Fund's custodian bank or by a third party that qualifies as a custodian under Section 17(f) of the 1940 Act, is and, during the entire term of the agreement, will remain at least equal to the value of the loan, including the accrued interest earned thereon. Repurchase agreements are entered into only with those entities approved by the Manager.

Restricted Securities

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Subject to its investment policies and restrictions, each Fund may invest in restricted securities. Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. For example, a Fund may purchase commercial paper that is issued in reliance on the so-called private placement exemption from registration that is afforded by Section 4(a)(2) of the 1933 Act (“Section 4(a)(2) paper”). Section 4(a)(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(a)(2) paper, thus providing liquidity. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

A Fund also may invest in securities that normally are purchased or resold pursuant to Rule 144A under the 1933 Act (“Rule 144A securities”). Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities. Rule 144A securities may be resold only to qualified institutional buyers, provided that certain other conditions for resale are met. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the 1933 Act.

There are risks associated with investments in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent the Fund from reselling the securities at a time when such sale would be desirable. Restricted securities that are traded in foreign markets often are subject to restrictions that prohibit resale to US persons or entities or permit sales only to foreign broker-dealers who agree to limit their resale to such persons or entities. The buyer of such securities must enter into an agreement that, usually for a limited period of time, it will resell such securities subject to such restrictions. Restricted securities in which a Fund seeks to invest need not be listed or admitted to trading on a foreign or US exchange and may be less liquid than listed securities.

Restricted securities that have not been registered generally are referred to as private placements and are purchased directly from the issuer or in the secondary market and usually are not listed on an exchange nor traded in other established markets. Such securities are restricted as to disposition and generally are sold to institutional investors.

Certain of a Fund's investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks than investments in the securities of more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

As a result of the absence of a public trading market, privately placed securities and other restricted securities may be less liquid and more difficult to value than publicly-traded securities. As relatively few purchasers of these securities may exist, especially in the event of adverse market or economic conditions or adverse changes in the issuer's financial condition, a Fund could have difficulty selling them when the Manager believes it is advisable to do so. To the extent that restricted securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by a Fund or less than the fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if the securities were publicly traded. As a result, a Fund may be less able to predict a loss. In making investments in such securities, a Fund may obtain access to material non-public information, which may restrict the Fund's ability to conduct portfolio transactions in such securities. A Fund also may take a minority interest in a privately offered security, which may limit the Fund's ability to protect shareholders' interests in connection with corporate actions by the privately held company. A Fund's Portfolio Manager may serve on the board of directors (or similar governing body) of a privately held company, the securities of which that Fund may hold. While the Manager believes such service will be beneficial to the Fund and its shareholders, the Portfolio Manager's service as a board member also could create a conflict of interest (or an appearance of a conflict of interest) that may impact the Fund. In addition, investments in privately placed securities may include other additional contractual obligations, such as the payment of registration expenses as noted above or the purchase of additional securities.

Short Sales Against the Box

Subject to its investment policies and restrictions, a Fund may sell securities “short against the box;” provided, however, that the Fund's aggregate short sales prices may not, at the time of any short sale, exceed 10% of its total assets. Whereas a short sale is the sale of a security the Fund does not own, a short sale is “against the box” if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities sold short or other securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short. Short sales against the box typically are used by sophisticated investors to defer recognition of capital gains or losses. None of the Funds has any present intention to sell securities short in this fashion.

Special Purpose Acquisition Companies

A Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. A SPAC is typically a publicly traded company that raises funds through an IPO for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC's IPO. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Generally, unless and until a transaction is completed, a SPAC will invest its assets (minus a portion used to cover expenses) in U.S. government securities, money market

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Investment Strategies and Risks

funds and similar investments. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time (e.g., two years), the invested funds are returned to the SPAC's shareholders, minus certain permitted expenses. In that case, the rights or warrants issued by the SPAC will expire worthless.

Because SPACs and similar entities are in essence blank check companies that have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. As a result, the values of investments in SPACs may be highly volatile and may depreciate significantly over time, and an acquisition or merger, once effected, may prove unsuccessful and an investment in the SPAC may lose value. Moreover, an investment in a SPAC is subject to a variety of additional risks, including the following:

(i) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other expenses;

(ii) prior to any acquisition or merger, a SPAC's assets are typically invested in U.S. government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of a Fund's other investments;

(iii) a Fund generally will not receive significant income from its investments in SPACs (both prior to and after any acquisition or merger) and, therefore, the Fund's investments in SPACs will not significantly contribute to the Fund's distributions to shareholders;

(iv) attractive acquisition or merger targets may become scarce if the number of SPACs seeking to acquire operating businesses increases;

(v) an attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders;

(vi) if an acquisition or merger target is identified, a Fund may elect not to participate in, or vote to approve, the proposed transaction or the Fund may be required to divest its interests in the SPAC, due to regulatory or other considerations, in which case the Fund may not reap any resulting benefits;

(vii) the warrants or other rights with respect to the SPAC held by a Fund may expire worthless or may be redeemed by the SPAC at an unfavorable price;

(viii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators;

(ix) under any circumstances in which a Fund receives a refund of all or a portion of its original investment (which typically represents a pro rata share of the proceeds of the SPAC's assets, less any applicable taxes), the returns on that investment may be negligible, and the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns;

(x) to the extent an acquisition or merger is announced or completed, shareholders who redeem their shares prior to that time may not reap any resulting benefits;

(xi) a Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled;

(xii) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; and

(xiii) only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving a Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest's intrinsic value.

Investment in a Subsidiary — Macquarie Asset Strategy Fund

Macquarie Asset Strategy Fund has invested, and expects from time to time to continue to invest, in its wholly-owned and controlled subsidiary organized as an exempted company under the laws of the Cayman Islands (each, a “Subsidiary”). The Fund will not invest in the Subsidiary more than 25% of the value of its total assets as of the end of any quarter of its taxable year. Shares of the Subsidiary will not be sold or offered to other investors. By investing in its Subsidiary, the Fund is exposed to the risks associated with its Subsidiary's investments. The Fund's Subsidiary invests primarily in commodities, including precious metals, derivatives and commodity-linked instruments, as well as fixed-income securities and other investments intended to serve as margin or collateral for any derivative positions, and cash instruments. Unlike the Fund, the Subsidiary may invest without limitation in these instruments and, to the extent the Subsidiary invests in derivatives instruments, may use leveraged investments. The Subsidiary otherwise is subject to the same general investment policies and restrictions as the Fund.

The Subsidiary is not registered under the 1940 Act, but is subject to certain of the investor protections of the 1940 Act. The Fund, as the sole shareholder of the Subsidiary, does not have all of the protections offered to investors in registered investment companies. However, since the Fund wholly owns and controls the Subsidiary, and both the Fund and the Subsidiary are managed by the Manager, it is unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investments in the Subsidiary, and the Fund's role as sole shareholder of the Subsidiary. Also, in managing the Subsidiary's portfolio, the Manager will be subject to the same aggregate investment restrictions and operational guidelines that apply to the management of the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limit in precious metals, derivatives and commodity related investments. The Subsidiary will not be able to qualify as a RIC.

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Changes in the laws of the United States and/or the Cayman Islands, under which the Trust and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this SAI and could negatively affect the Fund and its shareholders. For example, the government of the Cayman Islands has undertaken not to impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the Fund's shareholders would likely suffer decreased investment returns.

Investment in Subsidiary - Macquarie High Income Fund

Macquarie High Income Fund may seek to gain exposure to certain markets in whole or in part, through investments in a wholly-owned subsidiary organized under the laws of the Cayman Islands (“Subsidiary”). In particular, the Fund anticipates making certain investments in entities treated as partnerships for US federal income tax purposes (“Partnership Investments”). For purposes of “qualifying income,” income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a QPTP will be treated as qualifying income. The Fund's Partnership Investments are not expected to qualify as QPTPs and such investments are expected to result in income that would be non-qualifying income. The Subsidiary, unlike the Fund, may invest to a significant extent in Partnership Investments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary.

With respect to the Subsidiary's investments, the Subsidiary will generally be subject to the same investment restrictions and limitations and generally follow the same compliance policies as the Fund; however, the Subsidiary (unlike the Fund) may invest a significant amount of its assets in Partnership Investments.

The Subsidiary is not registered under 1940 Act and, unless otherwise noted in the Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

A US person who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock or 10% or more of the total value of shares of all classes of stock of a foreign corporation is a “US Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Code. A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by US Shareholders. Because of its investment in the Subsidiary, the Fund is a US Shareholder in a CFC. As a US Shareholder, the Fund is required to include in gross income for US federal income tax purposes for each taxable year of the Fund its pro rata share of its CFC's “Subpart F” income (discussed further below) and any “global intangible low-taxed income” (“GILTI”) for the CFC's taxable year ending within the Fund's taxable year whether or not such income is actually distributed by the CFC. GILTI generally includes the active operating profits of the CFC, reduced by a deemed return on the tax basis of the CFC's depreciable tangible assets.

In order for the Fund to qualify as a RIC under the Code the Fund must, among other requirements, derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the “Taxes” section below. The Fund's investment in the Subsidiary is expected to provide the Fund with exposure to Partnership Investments within the limitations of the federal tax requirements under Subchapter M of the Code. The “Subpart F” income (defined in Section 951 of the Code) and GILTI of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund's business of investing in stock, securities or currencies. Accordingly, to the extent the Subsidiary makes distribution out of its earnings and profits, the Fund expects such distributions to be treated as qualifying income. The Manager will monitor the Fund's investments in the Subsidiary to ensure that no more than 25% of the Fund's assets are invested in the Subsidiary to ensure compliance with the Fund's asset diversification test as described in more detail in the Distribution and Taxes section below.

Subpart F income and GILTI are treated as ordinary income, regardless of the character of the CFC's underlying income. Net losses incurred by a CFC during a tax year do not flow through to the Fund and thus will not be available to offset income or capital gain generated from the Fund's other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years. To the extent the Fund invests in the Subsidiary and recognizes Subpart F income or GILTI in excess of actual cash distributions from the Subsidiary, if any, it may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. Subpart F income also includes the excess of gains over losses from transactions (including futures, forward and other similar transactions) in commodities.

The Fund's recognition of any Subpart F income or GILTI from an investment in the Subsidiary will increase the Fund's tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund, including in redemption of the Subsidiary's shares, will be tax free, to the extent of the Subsidiary's previously undistributed Subpart F income or GILTI, and will correspondingly reduce the Fund's tax basis in the Subsidiary, and any distributions in excess of the Fund's tax basis in the Subsidiary will be treated as realized gain. Any losses with respect to the Fund's shares of the Subsidiary will not be currently recognized. The Fund's investment in the Subsidiary will potentially have the effect of accelerating the Fund's recognition of income and causing its income to be treated as ordinary income, regardless of the character of the Subsidiary's income. If a net loss is realized by the Subsidiary, such loss is generally not available to offset the income earned by the Fund. In addition, the net losses incurred during a taxable year by the Subsidiary cannot be carried forward by such Subsidiary to offset gains realized by it in subsequent taxable years. The Fund will not receive any credit in respect of any non-US tax borne by the Subsidiary.

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Investment Strategies and Risks

In addition, certain of the Fund's investments, such as Partnership Investments, when made directly, may not produce qualifying income to the Fund. To the extent the Fund invests in Partnership Investments directly, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Accordingly, the extent to which the Fund invests in Partnership Investments directly or through the Subsidiary may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. As such, the Fund might cease to qualify as a RIC or could be required to reduce its exposure to such investments, which may result in difficulty in implementing the Fund's investment strategy. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed, which could reduce the amount available to be distributed to shareholders and have a negative effect on the shareholder's investment in the Fund. See Distribution and Taxes below for further detail.

US Government Securities

US government securities are securities issued or guaranteed as to principal or interest by the US, or by a person controlled or supervised by and acting as an instrumentality of the US government. These securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than ten years). All such Treasury securities are backed by the full faith and credit of the United States.

Certain securities issued or guaranteed by US government agencies or instrumentalities are backed by the full faith and credit of the US government, such as securities issued by the Export-Import Bank of the United States, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Housing Administration, General Services Administration, Ginnie Mae, Maritime Administration or Small Business Administration.

Other securities issued or guaranteed by US government agencies or instrumentalities are not backed by the full faith and credit of the US government. For example, some securities are supported by the right of the agency or instrumentality to borrow from the Treasury, such as securities issued by the FHLB, Fannie Mae or Freddie Mac, and other securities are supported only by the credit of the agency or instrumentality, such as securities issued by the Federal Farm Credit Banks Funding Corporation or Tennessee Valley Authority.

If the securities issued or guaranteed by a US government agency or instrumentality are not backed by the full faith and credit of the US government, there can be no assurance that the US government would provide financial support to the agency or instrumentality. A Fund will invest in securities of agencies and instrumentalities only if the Manager is satisfied that the credit risk involved is acceptable.

US government securities may include mortgage-backed securities issued or guaranteed as to the payment of principal and interest by US government agencies or instrumentalities, including, but not limited to, Ginnie Mae, Fannie Mae and Freddie Mac. These mortgage-backed securities include pass-through securities, participation certificates and collateralized mortgage obligations. See Mortgage-Backed Securities. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Both Fannie Mae and Freddie Mac are instrumentalities of the US government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the US government to tighten the availability of its credit.

Variable or Floating Rate Instruments

Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

Warrants and Rights

Subject to its investment policies and restrictions, each Fund may invest in warrants and rights. Warrants are options to purchase equity securities at specified prices for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be. They also generally are less liquid than an investment in the underlying securities.

When-Issued and Delayed-Delivery Transactions

Subject to its investment policies and restrictions, a Fund may purchase securities in which it may invest on a when-issued or delayed-delivery basis or sell them on a delayed-delivery basis. In either case payment and delivery for the securities take place at a future date. The securities so purchased or sold are subject to market fluctuation; their value may be less or more when delivered than the purchase price paid or received. When purchasing securities on a when issued or delayed-delivery basis, a Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. No interest accrues to the Fund until delivery and payment is completed. When a Fund makes a commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction and thereafter reflect the value of the securities in determining its NAV per share. When a Fund sells securities on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the securities. When a Fund makes a

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commitment to sell securities on a delayed-delivery basis, it will record the transaction and thereafter value the securities at the sale price in determining its NAV per share. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss.

The use of when-issued transactions and forward commitments enables a Fund to seek to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby fixing the purchase price to be paid on the settlement date at an amount below that to which the Fund anticipates the market price of such security to rise and, in the meantime, obtaining the benefit of investing the proceeds of the sale of its portfolio security at currently higher cash yields. Of course, the success of this strategy depends upon the ability of the Manager to correctly anticipate increases and decreases in interest rates and prices of securities. If the Manager anticipates a rise in interest rates and a decline in prices and, accordingly, a Fund sells securities on a forward commitment basis in an attempt to hedge against falling prices, but in fact interest rates decline and prices rise, the Fund will have lost the opportunity to profit from the price increase. If the Manager anticipates a decline in interest rates and a rise in prices, and, accordingly, a Fund sells a security in its portfolio and purchases the same or a similar security on a when-issued or forward commitment basis in an attempt to enjoy currently high cash yields, but in fact interest rates increase and prices fall, the Fund will have lost the opportunity to profit from investment of the proceeds of the sale of the security at the increased interest rates. The likely effect of this hedging strategy, whether the Manager is correct or incorrect in its prediction of interest rate and price movements, is to reduce the chances of large capital gains or losses and thereby reduce the likelihood of wide variations in a Fund's NAV.

When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund enters into when- issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. Each Fund may hold a when-issued security or forward commitment until the settlement date, even if the Fund will incur a loss upon settlement. In accordance with regulatory requirements, a Fund's custodian bank maintains, in a separate account of the Fund, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase securities on a when-issued or forward commitment basis and, with respect to forward commitments to sell portfolio securities of the Fund, the portfolio securities themselves. If a Fund, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss.

The purchase of securities on a when-issued or forward commitment basis exposes the Fund to risk because the securities may decrease in value prior to their delivery. Purchasing securities on a when-issued or forward commitment basis involves the additional risk that the return available in the market when the delivery takes place will be higher than that obtained in the transaction itself. A Fund's purchase of securities on a when-issued or forward commitment basis while remaining substantially fully invested could result in increased volatility of the price of the Fund's shares.

Zero Coupon Securities

Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or do not specify a future date when the securities begin to pay current interest; instead, they are sold at a deep discount from their face value (that is, with original issue discount (“OID”)) and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change and generally are subject to greater price fluctuations in response to changing interest rates than prices of comparable debt obligations that make current distributions of interest in cash. Subject to its investment policies and restrictions, a Fund may invest in zero coupon securities that are stripped Treasury notes or bonds, zero coupon bonds of corporate or municipal issuers and other securities that are issued with OID. The federal tax law requires that a holder of a security with OID accrue as income (take into account, in the case of OID on a tax-exempt security (i.e., a security the interest on which is not subject to federal income tax)) each taxable year a ratable portion of the OID on the security, even though the holder may receive no interest payment on the security during the year. Accordingly, although a Fund generally will receive no payments on its zero coupon securities prior to their maturity or disposition, it will have current taxable or tax-exempt income attributable to those securities. To avoid liability for federal income and excise taxes, therefore, a Fund will be required to distribute cash in an amount equal to income accrued with respect to those securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to make that distribution.

A broker-dealer creates a derivative zero coupon security by separating the interest and principal components of a Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

The Federal Reserve Bank creates Separate Trading of Registered Interest and Principal of Securities (STRIPS) by separating the interest and principal components of an outstanding Treasury security and selling them as individual securities. Bonds issued by the Resolution Funding Corporation and the Financing Corporation also can be separated in this fashion. Original issue zeros are zero coupon securities originally issued by the US government, a government agency, or a corporation in zero coupon form.

Short-Term Debt Instruments and Temporary Investments

Each Fund may invest in money market securities (the types of which are discussed below) for liquidity and cash management purposes or if the Manager determines that securities meeting a Fund's investment objective and policies are not otherwise readily available for purchase. For temporary defensive purposes during periods when the Manager determines that conditions warrant, a Fund may increase this percentage up to 100%. For purposes of these policies, money market securities include (i) short-term US government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the US Treasury; (ii) commercial paper rated in the highest short-term rating category by a NRSRO, such as

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Investment Strategies and Risks

S&P or Moody's, or determined by the Manager to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits, and bankers' acceptances) of US domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities. Each of these types of money market securities is discussed in more detail in this SAI.

US Government Securities. Examples of types of US government obligations in which a Fund may invest include US Treasury obligations and the obligations of US government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the US, Small Business Administration, Fannie Mae, Ginnie Mae, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the US Treasury or not, US government securities are not guaranteed against price movements due to fluctuating interest rates.

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US Treasury Obligations. US Treasury obligations consist of bills, notes, and bonds issued by the US Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Treasury Receipts (“TRs”).

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Receipts. Interests in separately traded interest and principal component parts of US government obligations that are issued by banks or brokerage firms and are created by depositing US government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the US Treasury. Receipts are sold as zero coupon securities.

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US Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

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US Government Agencies. Some obligations issued or guaranteed by agencies of the US government are supported by the full faith and credit of the US Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the US government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of a Fund's shares.

Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days. A Fund may invest in short-term promissory notes issued by corporations that, at the time of purchase, are rated P-1 and/or A-1. Commercial paper ratings P-1 by Moody's and A-1 by S&P are the highest investment grade category.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of US Banks. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks are not covered by the Federal Deposit Insurance Corporation (“FDIC”) and may involve risks that are different from investments in securities of domestic branches of US banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping requirements than those applicable to domestic branches of US banks. Bank obligations include the following:

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Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on, and accepted by, a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

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Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Unless they can be traded on a secondary market, certificates of deposit with penalties for early withdrawal may be considered illiquid.

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Time Deposits. Time deposits are nonnegotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, they earn a specified rate of interest over a definite period of time; however, they cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven calendar days may be considered to be illiquid investments.

Subject to its investment policies and restrictions, a Fund may utilize derivatives instruments, including, but not limited to, futures contracts, options and other types of derivatives instruments, for defensive purposes.

Investment strategies and risks applicable to Macquarie Healthcare Fund

Borrowing

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The Fund may borrow money from banks, including its custodian, as a temporary measure for extraordinary or emergency purposes to facilitate redemptions. The Fund may also obtain such short-term borrowing from banks as may be necessary from time to time due, but not limited, to such events as: large dividend payments, failed trades, the clearance of purchases and sales of portfolio securities, and securities on loan. The Fund will be required to pay interest to the lending banks on amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objectives.

In addition, the Fund may maintain a negative cash balance with its custodian, which is considered a form of borrowing or leverage. If the Fund maintains a negative cash balance and its investments decrease in value, the Fund's losses will be greater than if the Fund did not maintain a negative cash balance. The Fund is required to pay interest to the custodian on negative cash balances.

The 1940 Act and the SEC's current rules, exemptions, and interpretations thereunder, permit the Fund to borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks. The Fund is required to maintain continuous asset coverage of at least 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that the Fund is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Fund's holdings would be disadvantageous from an investment standpoint.

In addition to borrowings that are subject to 300% asset coverage and are considered by the SEC to be permitted “senior securities,” the Fund is also permitted under the 1940 Act to borrow for temporary purposes an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

Convertible Securities

A portion of the Fund's assets may be invested in convertible securities.

A convertible security is generally a debt obligation, preferred stock, or other security that may be converted within a specified period of time into a certain amount of common stock of the same or of a different issuer. The conversion may occur at the option of the investor in or issuer of the security, or upon a predetermined event. A convertible security typically provides a fixed income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is usually not as sensitive to interest rate changes as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying stock. Convertible securities are also subject to risks that affect debt securities in general.

Although less than an investment in the underlying stock, the potential for gain on an investment in a convertible security is greater than for similar nonconvertible securities. As a result, a lower yield is generally offered on convertible securities than on otherwise equivalent nonconvertible securities. There is no guarantee that the Fund will realize gains on a convertible security in excess of the foregone yield it accepts to invest in such convertible security.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to the company's common stock, but may be subordinate to other types of fixed income securities issued by that company. When a convertible security issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible security. However, if the convertible security is redeemable and the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock.

If the convertible security is issued by an investment bank or other sponsor, the security is an obligation of and is convertible through the issuing investment bank. However, the common stock received upon conversion is that of a company other than the investment bank or sponsor. The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer.

Convertible preferred stock. A convertible preferred stock is usually treated like a preferred stock for the Fund's financial reporting, credit rating, investment policies, and limitations purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so its market value is dependent on the issuer's business prospects for an indefinite period of time. Distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for tax purposes. Investments in convertible preferred stock, as compared to the debt obligations of an issuer, generally increase the Fund's exposure to the credit risk of the issuer and market risk generally, because convertible preferred stock will fare more poorly if the issuer defaults or markets suffer.

Risks. An investment in a convertible security may involve risks. The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund's ability to dispose of a security when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. Although the Fund intends to acquire convertible securities that the Manager considers to be liquid (i.e., those securities that the Manager determines may be sold on an exchange, or an institutional or other substantial market), there can be no assurances

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Investment Strategies and Risks

that this will be achieved. Certain securities and markets can become illiquid quickly, resulting in liquidity risk for the Fund. The Fund may also encounter difficulty valuing convertible securities due to illiquidity or other circumstances that make it difficult for the Fund to obtain timely market quotations based on actual trades for convertible securities.

Depositary Receipts

The Fund may invest in foreign companies through the purchase and sale of sponsored or unsponsored ADRs and may invest in sponsored and unsponsored EDRs and GDRs that are actively traded in the United States.

Many securities of foreign issuers are represented by ADRs, GDRs, and EDRs (collectively, “depositary receipts”). Generally, depositary receipts in registered form are designed for use in the US securities market and depositary receipts in bearer form are designed for use in securities markets outside the US. ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in US dollars, and ADRs are traded in the US on exchanges or OTC. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the US for ADRs quoted on a national securities exchange. The information available for ADRs is subject to the accounting, auditing, and financial reporting standards of the US market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a US corporation. EDRs and GDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. If the issuer's home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk.

The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Depositary receipts may reduce some but not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts are still subject to the political and economic risks of the underlying issuer's country and are still subject to foreign currency exchange risk. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Fund's investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk.

Derivatives Instruments

The Fund may invest in some or all of the following types of derivatives instruments: forward foreign currency contracts, futures, options, and options on futures contracts, all of which are described in more detail in this section of the SAI.

Generally, derivatives are financial instruments whose values depend on or are derived from the value of one or more underlying assets, reference rates, indices, or other market factors (a “reference instrument”) and may relate to stocks, bonds, interest rates, currencies, commodities, or related indices. Derivatives instruments allow the Fund to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument.

The Fund may value derivatives instruments at market value, notional value, or full exposure value (i.e., the sum of the notional amount for the contract plus the market value). The manner in which certain securities or other instruments are valued by the Fund may differ from the manner in which those investments are valued by other types of investors.

Exclusion from commodity pool operator definition. The Manager has claimed an exclusion from the definition of CPO with respect to the Fund under the CEA and the rules of the CFTC and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Manager is exempt from registration as a commodity trading advisor and provides commodity interest trading advice to the Fund in reliance upon applicable exemptions from registration under the CEA.

The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options, and certain swaps, which in turn include nondeliverable currency forwards, as further described below. Because the Manager intends to comply with the terms of the CPO exclusion with respect to the Fund, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Manager's reliance on the CPO exclusion, the Manager's provision of services as an exempt CTA, or the Fund, its strategies, or this SAI.

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Generally, the exclusion from CPO definition and regulation on which the Manager relies requires the Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund's positions in commodity interests may not exceed 5% of the liquidation value of the Fund's portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund's commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund's portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the Fund may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options, or swaps markets. If, in the future, the Fund can no longer satisfy these requirements, the Manager would withdraw the notice claiming an exclusion from the definition of a CPO for the Fund, and the Manager would be subject to registration and regulation as a CPO with respect to the Fund, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Manager's compliance with comparable SEC requirements. However, as a result of CFTC regulation, the Fund may incur additional compliance and other expenses.

Developing government regulation of derivatives. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC, and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits, and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivatives instruments may prevent the Fund from using or limit the Fund's use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund's ability to achieve its investment objective(s). The Manager will continue to monitor developments in this area. New requirements, even if not directly applicable to the Fund, may increase the cost of the Fund's investments and cost of doing business.

Fixed Income Securities

The Fund may invest in fixed income securities.

In general, a debt security represents a loan of money to the issuer by the purchaser of the security. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. Some debt securities, such as zero-coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment grade, below-investment-grade (commonly referred to as “junk bonds”), and unrated bonds. Debt securities are subject to a variety of risks, such as interest rate risk, default risk, call/prepayment risk, inflation risk, credit risk, and, in the case of foreign bonds, country risk and currency risk. The reorganization of a debt issuer under the federal bankruptcy laws may result in the issuer's debt securities being cancelled without repayment, repaid only in part, or repaid in part or in whole through an exchange thereof for any combination of cash, debt securities, convertible securities, equity securities, or other instruments or rights in respect of the same issuer or a related entity.

Foreign Investments

The Fund may invest in securities of foreign companies. The Fund may invest, at the time of purchase, up to 50% of its total assets in non-US companies and up to 25% of its total assets in companies located in emerging markets.

Overview. Investors should consider carefully the substantial risks associated with investing in the securities of certain governments and companies located in, or having substantial operations in, foreign countries, which are in addition to the usual risks inherent in domestic investments. As with US securities, the value of foreign securities is affected by general economic conditions and individual issuer and industry earnings prospects. Investments in depositary receipts also involve some or all of the risks described below.

There is the possibility of cessation of trading on foreign exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, military action or unrest, or diplomatic developments that could affect investments in securities of issuers in foreign nations. There is no assurance that the Manager will be able to anticipate these potential events. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the US dollar compared to such foreign currencies.

There may be less publicly available information about foreign issuers that is comparable to the reports and ratings published about issuers in the US. Foreign issuers generally are not subject to uniform accounting or financial reporting standards. Auditing practices and requirements may not be comparable to those applicable to US issuers. Certain countries' legal institutions, financial markets, and services are less developed than those in the US or other major economies. The Fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in US courts. The costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with US investments.

47

Investment Strategies and Risks

Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company. Some countries limit the investment of foreign persons to only a specific class of securities of an issuer that may have less advantageous terms than securities of the issuer available for purchase by nationals. Although securities subject to such restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. In some countries the repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

From time to time, trading in a foreign market may be interrupted. Foreign markets also have substantially less volume than the US markets and securities of some foreign issuers are less liquid and more volatile than securities of comparable US issuers. The Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its NAV.

In many foreign countries, there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the US, which may result in greater potential for fraud or market manipulation. Foreign over-the-counter markets tend to be less regulated than foreign stock exchange markets and, in certain countries, may be totally unregulated. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the US, are likely to be higher. Foreign security trading, settlement, and custodial practices (including those involving securities settlement where assets may be released prior to receipt of payment) are often less developed than those in US markets, may be cumbersome, and may result in increased risk or substantial delays. This could occur in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker/dealer, securities depository, or foreign subcustodian.

To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to economic risks related to such region or country than a fund whose investments are more geographically diversified. Adverse conditions or changes in policies in a certain region or country can affect securities of other countries whose economies appear to be unrelated but are otherwise connected. In the event of economic or political turmoil, a deterioration of diplomatic relations or a natural or man-made disaster in a region or country where a substantial portion of the Fund's assets are invested, the Fund may have difficulty meeting a large number of shareholder redemption requests.

The holding of foreign securities may be limited by the Fund to avoid investment in certain PFICs.

Developing markets or emerging markets. Investments in companies domiciled or with significant operations in developing market or emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include, among others (i) less social, political, and economic stability; (ii) smaller securities markets with low or nonexistent trading volume, which result in greater illiquidity and greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation, including less transparent and established taxation policies; (v) less developed regulatory or legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing market countries, of a capital market structure or market-oriented economy; (vii) more widespread corruption and fraud; (viii) the financial institutions with which the Fund may trade may not possess the same degree of financial sophistication, creditworthiness, or resources as those in developed markets; and (ix) the possibility that recent favorable economic developments in some developing market countries may be slowed or reversed by unanticipated economic, political, or social events in such countries.

A frontier market country is also a type of developing market country and these risks are magnified in frontier market countries as they generally have smaller economies or less developed capital markets than traditional emerging market countries.

In addition, many developing market countries have experienced substantial and, during some periods, extremely high rates of inflation, for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing market countries may differ unfavorably from the US economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, debt burden, capital reinvestment, resource self-sufficiency, and balance of payments position. The economies of some developing market countries may be based on only a few industries, and may be highly vulnerable to changes in local or global trade conditions.

Settlement systems in developing market countries may be less organized than in developed countries. Supervisory authorities may also be unable to apply standards that are comparable to those in more developed countries. There may be risks that settlement may be delayed and that cash or securities belonging to the Fund may be in jeopardy because of failures of or defects in the settlement systems. Market practice may require that payment be made prior to receipt of the security that is being purchased or that delivery of a security must be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the relevant transaction is effected might result in a loss being suffered by the Fund. The Fund seeks, where possible, to use counterparties whose financial status reduces this risk. However, there can be no certainty that the Fund will be successful in eliminating or reducing this risk, particularly as counterparties operating in developing market countries frequently lack the substance, capitalization, and/or financial resources of those in developed countries. Uncertainties in the operation of settlement systems in individual markets may increase the risk of competing claims to securities held by or to be transferred to the Fund. Legal compensation schemes may be nonexistent, limited, or inadequate to meet the Fund's claims in any of these events.

Securities trading in developing markets presents additional credit and financial risks. The Fund may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of developing market issuers. Governmental regulations may restrict potential counterparties

48

to certain financial institutions located or operating in the particular developing market. Potential counterparties may not possess, adopt, or implement creditworthiness standards, financial reporting standards, or legal and contractual protections similar to those in developed markets. Currency and other hedging techniques may not be available or may be limited.

The local taxation of income and capital gains accruing to nonresidents varies among developing market countries and may be comparatively high. Developing market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the Fund could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets.

Many developing market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or nonexistent. Investments in developing market countries may involve risks of nationalization, expropriation, and confiscatory taxation. For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that similar expropriation will not occur in the future. In the event of expropriation, the Fund could lose all or a substantial portion of any investments it has made in the affected countries. Accounting, auditing, and reporting standards in certain countries in which the Fund may invest may not provide the same degree of investor protection or information to investors as would generally apply in major securities markets. In addition, it is possible that purported securities in which the Fund invested may subsequently be found to be fraudulent and as a consequence the Fund could suffer losses.

Finally, currencies of developing market countries are subject to significantly greater risks than currencies of developed countries. Some developing market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies and associated difficulties with the valuation of assets, including the Fund's securities, denominated in that currency. Some developing market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually US dollars). In addition, even though the currencies of some developing market countries, such as certain Eastern European countries, may be convertible into US dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Fund's shareholders.

Foreign governmental and supranational debt securities. Investments in debt securities of foreign governmental or supranational issuers are subject to all the risks associated with investments in US and foreign securities and certain additional risks.

Foreign government debt securities, sometimes known as sovereign debt securities, include debt securities issued, sponsored, or guaranteed by: governments or governmental agencies, instrumentalities, or political subdivisions located in emerging or developed market countries; government owned, controlled, or sponsored entities located in emerging or developed market countries; and entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.

A supranational entity is a bank, commission, or company established or financially supported by the national governments of one or more countries to promote reconstruction, trade, harmonization of standards or laws; economic development; and humanitarian, political, or environmental initiatives. Supranational debt obligations include: Brady Bonds (which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness); participations in loans between emerging market governments and financial institutions; and debt securities issued by supranational entities such as the World Bank, Asia Development Bank, European Investment Bank, and the European Economic Community.

Foreign government debt securities are subject to risks in addition to those relating to debt securities generally. Governmental issuers of foreign debt securities may be unwilling or unable to pay interest and repay principal, or otherwise meet obligations, when due and may require that the conditions for payment be renegotiated. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor's willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-US reserves, the availability of sufficient non-US currency on the date a payment is due, the relative size of the debt service burden to the issuing country's economy as a whole, the sovereign debtor's policy toward principal international lenders, such as the International Monetary Fund or the World Bank, and the political considerations or constraints to which the sovereign debtor may be subject. Governmental debtors also will be dependent on expected disbursements from foreign governments or multinational agencies and the country's access to, or balance of, trade. Some governmental debtors have in the past been able to reschedule or restructure their debt payments without the approval of debt holders or declare moratoria on payments, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which the Fund may collect in whole or in part on debt subject to default by a government.

Foreign currency exchange rates. Changes in foreign currency exchange rates will affect the US dollar market value of securities denominated in such foreign currencies and any income received or expenses paid by the Fund in that foreign currency. This may affect the Fund's share price, income, and distributions to shareholders. Some countries may have fixed or managed currencies that are not free-floating against the US dollar. It will be more difficult for the Manager to value securities denominated in currencies that are fixed or managed. Certain currencies may not be internationally traded, which could cause illiquidity with respect to the Fund's investments in that currency and any securities denominated in that currency. Currency markets generally are not as regulated as securities markets. The Fund endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchanges (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of securities in US dollars are used for the purchase of securities denominated in foreign currencies. Some countries may adopt policies that would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source.

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Investment Strategies and Risks

Certain currencies have experienced a steady devaluation relative to the US dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund. Where the exchange rate for a currency declines materially after the Fund's income has been accrued and translated into US dollars, the Fund may need to redeem portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in US dollars and the time such expenses are paid, the Fund will have to convert a greater amount of the currency into US dollars in order to pay the expenses.

Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases the Fund's exposure to foreign securities losses.

The Fund does not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals, and grains). Accordingly, the Fund interprets the fundamental restriction related to commodities to permit it (subject to its investment objective and general investment policies) to invest directly in foreign currencies and other financial commodities and to purchase, sell, or enter into foreign currency futures contracts and options thereon, forward foreign currency contracts, foreign currency options, currency, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate, securities-related or foreign currency-related futures contracts or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Fund also interprets its fundamental restriction regarding purchasing and selling physical commodities to permit the Fund to invest in ETFs or other entities that invest in physical and/or financial commodities.

Forward Foreign Currency Contracts

The Fund may engage in forward foreign currency contracts. The Fund may use forward foreign currency contracts to hedge currency risks, to facilitate transactions in foreign securities, and to hedge against a decline in the value of existing investments denominated in foreign currency. The Fund's dealings in forward foreign currency contracts will be limited to hedging involving either specific transactions or Fund positions.

The Fund values its assets daily in US dollars, but it does not intend to convert the value of its foreign holdings into US dollars on a daily basis. The Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency contracts in order to facilitate or expedite settlement of Fund transactions and to minimize currency value fluctuations. The Fund may conduct its forward foreign currency contracts on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a “forward foreign currency” contract or “forward” contract), and investors should be aware of the costs of currency conversion.

When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividends or interest payments on a security that it holds, the Fund may desire to “lock in” the US dollar price of the security or the US dollar equivalent of such dividend or interest payment as the case may be. By entering into a forward foreign currency contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the US dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when the Manager believes that the currency of a particular foreign country may suffer a substantial decline against the US dollar, the Fund may enter into a forward foreign currency contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the securities of the Fund denominated in such foreign currency.

At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize gains or losses from currency transactions.

The Fund may use forward foreign currency contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward foreign currency contracts that could be used by the Fund.

In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward foreign currency contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a “settlement hedge” or “transaction hedge.” The Manager expects to enter into settlement hedges in the normal course of managing the Fund's foreign investments. The Fund could also enter into forward foreign currency contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in a foreign currency, even if the specific investments have not yet been selected by the Manager.

The Fund may also use forward foreign currency contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if the Fund owned securities denominated in pounds sterling, it could enter into a forward foreign currency contract to sell pounds sterling in return for US dollars to hedge against possible declines in the pound's value. Such a hedge (sometimes referred to as a “position hedge”) would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling — for example, by entering into a forward foreign currency contract to sell euros in return for US dollars. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into US dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

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Under definitions adopted by the CFTC and the SEC, nondeliverable forwards are considered swaps, and therefore are included in the definition of “commodity interests.” A nondeliverable forward is a cash-settled, short-term forward foreign currency contract on a thinly traded or nonconvertible foreign currency, where the profit or loss at the time of the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. Although nondeliverable forwards have historically been traded in the OTC market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. Currency and cross currency forwards that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of “commodity interests.” However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers.

Risks of forward foreign currency contracts. The successful use of these transactions will usually depend on the Manager's ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, for example, due to bankruptcy or insolvency of the counterparty. While the Fund uses only counterparties that meet its credit quality standards, in unusual or extreme market conditions, a counterparty's creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Moreover, investors should bear in mind that the Fund is not obligated to actively engage in hedging or other currency transactions. For example, the Fund may not attempt to hedge its exposure to a particular foreign currency at a time when doing so might avoid a loss.

Forward foreign currency contracts may limit potential gain from a positive change in the relationship between the US dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and the currencies bought or sold in the forward foreign currency contracts entered into by the Fund. This imperfect correlation may cause the Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

Futures and Options on Futures

The Fund may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. The Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. With respect to options on futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

Futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-US currencies, interest rates, stock and bond indices, and debt securities, including US government debt obligations. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Futures contracts may be bought and sold on US and non-US exchanges. Futures contracts in the US have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a FCM, which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset, or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.

The Fund generally buys and sells futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

When the Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in the market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to-market daily and the variation margin is monitored by the Manager and the Fund's

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Investment Strategies and Risks

custodian on a daily basis. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain are paid to the Fund.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

Risks of futures contracts. The Fund's use of futures contracts is subject to the risks associated with derivatives instruments generally. In addition, a purchase or sale of a futures contract may result in losses to the Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Fund. In addition, if the Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause the Fund to experience substantial losses on an investment in a futures contract.

There is a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund's assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

The Fund may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.

If the Manager's investment judgment about the general direction of market prices or interest or currency exchange rates is incorrect, the Fund's overall performance will be poorer than if it had not entered into a futures contract. For example, if the Fund has purchased futures to hedge against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates instead decrease, the Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged. This is because its losses in its futures positions will offset some or all of its gains from the increased value of the bonds.

The difference (called the “spread”) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. When such distortions occur, a correct forecast of general trends in the price of an underlying reference instrument by the Manager may still not necessarily result in a profitable transaction.

Futures contracts that are traded on non-US exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-US futures contracts may be subject to varied regulatory oversight. The price of any non-US futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-US exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as the Fund, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law.

Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Options on futures contracts. Options on futures contracts trade on the same contract markets as the underlying futures contract. When a fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (called the exercise price). The purchase of a call or put option on a futures contract, whereby the Fund has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option

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compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument. For example, a fund could purchase a call option on a long futures contract when seeking to hedge against an increase in the market value of the underlying reference instrument, such as appreciation in the value of a non-US currency against the US dollar.

The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM. One goal of selling (writing) options on futures may be to receive the premium paid by the option buyer.

For more general information about the mechanics of purchasing and writing options, see Options below.

Risks of options on futures contracts. The Fund's use of options on futures contracts is subject to the risks related to derivatives instruments generally. In addition, the amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The seller (writer) of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If the seller were required to take such a position, it could bear substantial losses. An option writer has potentially unlimited economic risk because its potential loss, except to the extent offset by the premium received, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Use of these strategies can increase the operating costs of the Fund and can lead to loss of principal. It is anticipated that Fund's investments in futures may generate qualifying income under Subchapter M of the Internal Revenue Code.

Illiquid and Restricted Investments

The Fund is permitted to invest up to 15% of its net assets in illiquid investments. For purposes of the Fund's 15% limitation, illiquid investment means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the 1940 Act and applicable rules and regulations thereunder. Illiquid investments, for purposes of this policy, include repurchase agreements maturing in more than seven calendar days.

The Fund may purchase privately placed debt and other securities whose resale is restricted under applicable securities laws. The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A Securities under the 1933 Act. Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Fund. Restricted securities may involve some additional risk since they can be resold only in privately negotiated transactions or after registration under applicable securities laws. The registration process may involve delays which would result in the Fund obtaining a less favorable price on a resale.

The Manager is responsible for the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's limitation on investments in illiquid investments. The Manager considers the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid investments exceed its limit on investment in such investments, the Manager will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Investment Companies

The Fund may invest in other investment companies, including ETFs, to the extent permitted by the 1940 Act, SEC rules thereunder and exemptions thereto.

Specifically, Section 12(d)(1) of the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of a fund's total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund. The Fund will limit its investments in other investment companies in accordance with the Section 12(d)(1) limitations set forth above, except to the extent that any statutes, rules, regulations or no-action or exemptive relief under the 1940 Act permit the Fund's investments to exceed such limits. For example, the Fund may rely on Rule 12d1-4 under the 1940 Act to invest in other investment companies, including ETFs, beyond these limits. Rule 12d1-4 allows a fund to acquire the securities of another investment company in excess of the limitations imposed by Section 12(d)(1) of the 1940 Act without first obtaining an exemptive order from the SEC, provided that certain conditions are met. Among those conditions, for example, are the requirements that that a fund and its advisory group will not control an acquired fund (as defined in the rule) and the acquired fund does not, in turn, itself invest in underlying funds and ETFs beyond certain limits.

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Investment Strategies and Risks

Because investment companies generally pay advisory, administrative and other fees that are borne indirectly by investors, a fund will generally bear a proportionate share of these expenses when it invests in another investment company. In addition, to the extent a fund invests in an ETF, it may also incur brokerage commissions in connection with the purchase and sale of the ETF's shares.

The Fund may invest in securities issued by closed-end funds, subject to any of the Fund's investment policies. If the Fund invests in shares issued by leveraged closed-end funds, it will face certain risks associated with leveraged investments. Investments in closed-end funds are subject to additional risks. For example, the price of the closed-end fund's shares quoted on an exchange may not reflect the NAV of the securities held by the closed-end fund, and the premium or discount the share prices represent versus NAV may change over time based on a variety of factors, including supply of and demand for the closed-end fund's shares, that are outside the closed-end fund's control or unrelated to the value of the underlying portfolio securities. If the Fund invests in the closed-end fund to gain exposure to the closed-end fund's investments, the lack of correlation between the performance of the closed-end fund's investments and the closed-end fund's share price may compromise or eliminate any such exposure.

To the extent that the Fund invests in an ETF, the market value of the ETF shares may differ from its NAV because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to the ETFs' operating expenses and transaction costs.

Mortgage-Backed Securities (“MBS”)

The Fund may invest in mortgage-backed securities (“MBS”).

Overview. MBS, also referred to as mortgage securities or mortgage-related securities, represent an ownership interest in a pool of mortgage loans, usually originated by mortgage bankers, commercial banks, savings and loan associations, savings banks, and credit unions to finance purchases of homes, commercial buildings, or other real estate. The individual mortgage loans are packaged or “pooled” together for sale to investors. These mortgage loans may have either fixed or adjustable interest rates. A guarantee or other form of credit support may be attached to an MBS to protect against default on obligations.

As the underlying mortgage loans are paid off, investors receive principal and interest payments, which “pass-through” when received from individual borrowers, net of any fees owed to the administrator, guarantor, or other service providers. Some MBS make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond).

MBS are based on different types of mortgages, including those on commercial real estate or residential properties. The primary issuers or guarantors of MBS have historically been Ginnie Mae, Fannie Mae, and Freddie Mac. Other issuers of MBS include commercial banks and other private lenders.

Ginnie Mae is a wholly owned US government corporation within the Department of Housing and Urban Development. Ginnie Mae guarantees the principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers). Ginnie Mae also guarantees the principal and interest on securities backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”). Ginnie Mae's guarantees are backed by the full faith and credit of the US government. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of MBS nor do they extend to the value of the Fund's shares which will fluctuate daily with market conditions.

Fannie Mae is a government-sponsored corporation, but its common stock is owned by private stockholders. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the US government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the 12 Federal Home Loan Banks but now its common stock is owned entirely by private stockholders. Freddie Mac issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the US government.

Although the MBS of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the US government, the Secretary of the Treasury has the authority to support Fannie Mae and Freddie Mac by purchasing limited amounts of their respective obligations. The yields on these MBS have historically exceeded the yields on other types of US government securities with comparable maturities due largely to their prepayment risk. The US government, in the past, provided financial support to Fannie Mae and Freddie Mac, but no assurance can be given that the US government will continue to do so.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer, or director of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for each of Fannie Mae and Freddie Mac. Also, the US Treasury entered into a Senior Preferred Stock Purchase Agreement imposing various covenants that severely limit each enterprise's operations.

Fannie Mae and Freddie Mac continue to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations associated with its MBS. The FHFA has the power to repudiate any contract entered into by Fannie Mae and Freddie Mac prior to FHFA's appointment as conservator or receiver, including the guaranty obligations of Fannie Mae and Freddie Mac. Accordingly, securities issued by Fannie Mae and Freddie Mac will involve a risk of nonpayment of principal and interest.

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MBS that are issued or guaranteed by the US government, its agencies or instrumentalities, are not subject to the Fund's industry concentration restrictions, set forth under “Fundamental Investment Policies,” by virtue of the exclusion from that test available to securities issued or guaranteed by the US government or any of its agencies or instrumentalities. In the case of privately issued MBS, the Fund categorizes, where possible, the securities by the issuer's industry for purposes of the Fund's industry concentration restrictions.

Additional risks. In addition to the special risks described below, MBS are subject to many of the same risks as other types of debt securities. The market value of MBS, like other debt securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. MBS differ from conventional debt securities in that most MBS are pass-through securities. This means that they typically provide investors with periodic payments (typically monthly) consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool (net of any fees paid to the issuer or guarantor of such securities and any applicable loan servicing fees). As a result, the holder of the MBS (i.e., the Fund) receives scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. The rate of prepayments on the underlying mortgages generally increases as interest rates decline, and when the Fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing MBS. For this reason, pass-through MBS may have less potential for capital appreciation as interest rates decline and may be less effective than other types of US government or other debt securities as a means of “locking in” long-term interest rates. In general, fixed rate MBS have greater exposure to this “prepayment risk” than variable rate securities.

An unexpected rise in interest rates could extend the average life of an MBS because of a lower than expected level of prepayments or higher than expected amounts of late payments or defaults. In addition, to the extent MBS are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if MBS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will generally be treated as ordinary income. Regulatory or tax changes may also adversely affect the MBS market as a whole.

Guarantees. The existence of a guarantee or other form of credit support on an MBS usually increases the price that the Fund pays for the security. There is always the risk that the guarantor will default on its obligations. When the guarantor is the US government, there is minimal risk of guarantor default. However, the risk remains if the credit support or guarantee is provided by a private party or a US government agency or sponsored enterprise. Even if the guarantor meets its obligations, there can be no assurance that the type of guarantee or credit support provided will be effective at reducing losses or delays to investors, given the nature of the default. A guarantee only assures timely payment of interest and principal, not a particular rate of return on the Fund's investment or protection against prepayment or other risks. The market price and yield of the MBS at any given time are not guaranteed and are likely to fluctuate.

Options

The Fund may purchase call options or put options. The Fund may purchase or write options on securities, securities indices, and currencies. The Fund will not engage in option writing strategies for speculative purposes. The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The Fund also may purchase and write put and call options on foreign currencies (traded on US and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the US dollar value of foreign securities held by the Fund and against increases in the US dollar cost of such securities to be acquired. Call options on foreign currency written by the Fund will be covered, which means that the Fund will own the underlying foreign currency. The Fund may invest in options that are either exchange listed or traded over-the-counter. Options written by the Fund will normally have expiration dates between one and nine months from the date written. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on the Fund's ability to effectively hedge its securities. The Fund will not invest more than 15% of its assets in illiquid investments.

Overview. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument; the remaining term of the option, supply, demand, or interest rates; and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.

Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the US are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of the Fund's orders to close out open options positions.

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Investment Strategies and Risks

Purchasing call and put options. As the buyer of a call option, the Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, the Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, the Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). As with a call option, the Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. The Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument's market price. The Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Manager deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option were not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing call and put options. Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option.

If the Fund writes a covered call option, any underlying reference instruments that are held by the Fund and subject to the call option will be earmarked on the books of the Fund as segregated to satisfy its obligations under the option. The Fund will be unable to sell the underlying reference instruments that are subject to the written call option until the Fund either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, the Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring the Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and the Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, the Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

Closing out options (exchange-traded options). As the writer of an option, if the Fund wants to terminate its obligation, the Fund may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the Fund's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by the Fund. Closing transactions allow the Fund to terminate its positions in written and purchased options. The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by the Fund to buy the option (in the case of purchased options). For example, increases in the market price of a call option sold by the Fund will generally reflect increases in the market price of the underlying reference instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by the Fund.

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OTC options. Like exchange-traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying reference instrument at a stated exercise price. OTC options, however, differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange. Consequently, there is a risk of nonperformance by the dealer, including because of the dealer's bankruptcy or insolvency. While the Fund uses only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty's creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Because there is no exchange, pricing is typically done based on information from market makers or other dealers. OTC options are available for a greater variety of underlying reference instruments and in a wider range of expiration dates and exercise prices than exchange-traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. The Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. When the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option. The Fund may suffer a loss if it is not able to exercise the option (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.

Risks of options. The Fund's options investments involve certain risks, including general risks related to derivatives instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and the Fund may have difficulty effecting closing transactions in particular options. Therefore, the Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. The Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when the Fund cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-US exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of the Fund's portfolio that is being hedged. In addition, the Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the Manager is not successful in using options in managing the Fund's investments, the Fund's performance will be worse than if the Manager did not employ such strategies.

Preferred Securities

The Fund may invest in preferred securities. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other noncompliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or noncompliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer's board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

Repurchase Agreements

The Fund may, from time to time, enter into repurchase agreement transactions which are at least 102% collateralized by US government securities. The Fund will only enter into repurchase agreements in which the collateral is composed of US government securities.

Typically, the Fund uses repurchase agreements as short-term investments for its cash position or for temporary defensive purposes. At the Manager's discretion, the Fund may invest overnight cash balances in short-term discount notes issued or guaranteed by the US government, its agencies or instrumentalities, or government-sponsored corporations.

Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the US government or its agencies or instrumentalities from a qualified bank or broker/dealer and then to sell the securities back to the bank or broker/dealer on an agreed upon date (generally less than seven days) at a higher price, which reflects currently prevailing short-term interest rates. Entering into repurchase agreements allows the Fund to earn a return on cash in the Fund's portfolio that would otherwise remain uninvested. The bank or broker/dealer must transfer to the Fund's custodian, as collateral, securities with an initial market value of at least 102% of the dollar amount paid by the Fund to the counterparty. The Manager will monitor the value of such collateral daily to determine that the value of the collateral equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker/dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities and additional expenses in seeking to enforce the Fund's rights and recover any losses. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker/dealers that the Manager has determined,

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Investment Strategies and Risks

based on the information available at the time, present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. Although the Fund seeks to limit the credit risk under a repurchase agreement by carefully selecting counterparties and accepting only high-quality collateral, some credit risk remains. The counterparty could default, which may make it necessary for the Fund to incur expenses to liquidate the collateral. In addition, the collateral may decline in value before it can be liquidated by the Fund. A repurchase agreement with more than seven days to maturity may be considered an illiquid investment and may be subject to the Fund's investment restriction on illiquid investments.

The Macquarie Funds (each a “Macquarie Fund” and collectively, “Macquarie Funds”) have obtained an exemption (the “Order”) from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow Macquarie Funds jointly to invest cash balances. As part of the Macquarie Funds, the Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Securities Lending

The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (“Securities Lending Agreement”) with The Bank of New York Mellon (“BNY”). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (ii) 105% with respect to foreign securities. With respect to each loan if, on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; certain obligations issued by the central government of any Organization for Economic Cooperation and Development (“OECD”) country or its agencies, instrumentalities or establishments; certain obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities.

The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return the loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

Short-Term Debt Instruments and Temporary Investments

The Fund may invest in money market securities (the types of which are discussed below) for liquidity and cash management purposes or if the Manager determines that securities meeting the Fund's investment objective and policies are not otherwise readily available for purchase. The Fund may invest its cash balance in US government securities and other short-term instruments. For temporary defensive purposes during periods when the Manager determines that conditions warrant, the Fund may increase this percentage up to 100%. The Fund may take temporary defensive positions in reaction to unusual market conditions, anticipated redemptions, or other events. For purposes of these policies, money market securities include (i) short-term US government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the US Treasury; (ii) commercial paper rated in the highest short-term rating category by a NRSRO, such as S&P or Moody's, or determined by the Manager to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits, and bankers' acceptances) of US domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities. Each of these types of money market securities is discussed in more detail in this SAI.

US Government Securities. Examples of types of US government obligations in which the Fund may invest include US Treasury obligations and the obligations of US government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the US, Small Business Administration, Fannie Mae, Ginnie Mae, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the US Treasury or not, US government securities are not guaranteed against price movements due to fluctuating interest rates.

58

•
US Treasury Obligations. US Treasury obligations consist of bills, notes, and bonds issued by the US Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Treasury Receipts (“TRs”).

•
Receipts. Interests in separately traded interest and principal component parts of US government obligations that are issued by banks or brokerage firms and are created by depositing US government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the US Treasury. Receipts are sold as zero coupon securities.

•
US Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

•
US Government Agencies. Some obligations issued or guaranteed by agencies of the US government are supported by the full faith and credit of the US Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the US government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of the Fund's shares.

Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days. The Fund may invest in short-term promissory notes issued by corporations that, at the time of purchase, are rated P-1 and/or A-1. Commercial paper ratings P-1 by Moody's and A-1 by S&P are the highest investment grade category.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of US Banks. The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks are not covered by the Federal Deposit Insurance Corporation (“FDIC”) and may involve risks that are different from investments in securities of domestic branches of US banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping requirements than those applicable to domestic branches of US banks. Bank obligations include the following:

•
Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on, and accepted by, a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

•
Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Unless they can be traded on a secondary market, certificates of deposit with penalties for early withdrawal may be considered illiquid.

•
Time Deposits. Time deposits are nonnegotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, they earn a specified rate of interest over a definite period of time; however, they cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven calendar days may be considered to be illiquid investments.

Small to Medium-Sized Companies

The Fund may invest in equity securities of small to medium-sized companies. These stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500 ® Index. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater sensitivity to changing economic conditions. These companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are typically subject to a greater degree of change in their earnings and prospects. The companies' securities may trade less frequently and have a smaller trading volume. The securities may be traded only in the over-the-counter markets or on a regional securities exchange. In addition to exhibiting greater volatility, smaller capitalization securities may, to some degree, fluctuate independently of the stocks of larger capitalization companies. For example, the stocks of smaller capitalization companies may decline in price as the price of larger company stocks rise, or vice versa.

US Government Securities

The Fund may invest in US government securities.

US government securities include obligations of, or guaranteed by, the US federal government, its agencies, instrumentalities, or sponsored enterprises. Some US government securities are supported by the full faith and credit of the US government. These include US Treasury obligations and securities

59

Investment Strategies and Risks

issued by Ginnie Mae. A second category of US government securities is those supported by the right of the agency, instrumentality or sponsored enterprise to borrow from the US government to meet its obligations. These include securities issued by Federal Home Loan Banks.

A third category of US government securities is those supported by only the credit of the issuing agency, instrumentality, or sponsored enterprise. These include securities issued by Fannie Mae and Freddie Mac. In the event of a default, an investor like the Fund would only have legal recourse to the issuer, not the US government. Although the US government has provided support for these securities in the past, there can be no assurance that it will do so in the future. The US government has also made available additional guarantees for limited periods to stabilize or restore a market in the wake of an economic, political, or natural crisis. Such guarantees, and the economic opportunities they present, are likely to be temporary and cannot be relied upon by the Fund. Any downgrade of the credit rating of the securities issued by the US government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Warrants

The Fund may invest in warrants and similar rights.

Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

When-Issued and Delayed-Delivery Securities

The Fund may purchase securities on a when-issued or delayed-delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take up to a month after the date of the purchase commitment, although in some cases it may take longer. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Zero Coupon and Payment-In-Kind Bonds

The Fund may invest in zero coupon bonds or payment-in-kind bonds.

The credit risk factors pertaining to lower-rated securities also apply to lower-rated zero coupon, deferred interest, and payment-in-kind bonds. These bonds carry an additional risk in that, unlike bonds that pay interest throughout the period to maturity, the Fund will realize no cash until the cash payment date and, if the issuer defaults, the Fund may obtain no return at all on its investment.

Zero coupon, deferred interest, and payment-in-kind bonds involve additional special considerations. Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest (the “cash payment date”) and therefore are generally issued and traded at a discount from their face amounts or par values. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon or deferred interest securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on the security that accrues that year, even though the holder receives no cash payments of interest during the year.

Payment-in-kind bonds are securities that pay interest through the issuance of additional bonds. The Fund will be deemed to receive interest over the life of these bonds and be treated as if interest were paid on a current basis for federal income tax purposes, although no cash interest payments are received by the Fund until the cash payment date or until the bonds mature. Accordingly, during periods when the Fund receives no cash interest payments on its zero coupon securities or deferred interest or payment-in-kind bonds, it may be required to dispose of portfolio securities to meet the distribution requirements and these sales may be subject to the risk factors discussed above. The Fund is not limited in the amount of its assets that may be invested in these types of securities.

Investment strategies and risks applicable to all Funds in this SAI

Cybersecurity Risk

With the increased use of technologies such as the internet and the dependence on computer systems to perform necessary business functions, the Funds and their service providers may have become more susceptible to operational and related risks through breaches in cybersecurity. A cybersecurity incident may refer to intentional or unintentional events that allow an unauthorized party to gain access (e.g., through “hacking,” “phishing” or malicious software coding) to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service providers (including, but not limited to, the Manager, distributor, fund accountants, custodian, transfer agent, and financial intermediaries) to suffer data corruption or lose operational functionality. A

60

cybersecurity incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (denial of services), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs.

Any of these results could have a substantial adverse impact on a Fund and its shareholders. For example, if a cybersecurity incident results in a denial of service, Fund shareholders could lose access to their electronic accounts and be unable to buy or sell Fund shares for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for the Fund, such as trading, NAV calculation, shareholder accounting or fulfillment of Fund share purchases and redemptions. Cybersecurity incidents could cause a Fund or Fund service provider to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude and could result in allegations that a Fund or Fund service provider violated privacy and other laws.

Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which a Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions and other parties. Risk management systems and business continuity plans seek to reduce the risks associated with cybersecurity in the event there is a cybersecurity breach, but there are inherent limitations in these systems and plans, including the possibility that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. Furthermore, the Funds do not control the cybersecurity systems and plans of the issuers of securities in which the Funds invest or the Funds' third party service providers or trading counterparties or any other service providers whose operations may affect the Funds or their shareholders.

As an open-end management investment company, the Trust has delegated its operational activities to third-party service providers, subject to the oversight of the Board. Because the Trust operates its business through third-party service providers, it does not itself have any operational or security systems or infrastructure that are potentially subject to cyber attacks. The third-party service providers that facilitate the Trust's business activities, including, but not limited to, fund management, custody of Trust assets, fund accounting and financial administration, and transfer agent services, could be sources of operational and informational security risk to the Trust and its shareholders, including from breakdowns or failures of the third-party service providers' own systems or capacity constraints. A failure or breach of the operational or security systems or infrastructure of the Trust's third-party service providers could disrupt the Trust's operations, result in the disclosure or misuse of confidential or proprietary information, and cause losses. Although the Trust and its third-party service providers have business continuity plans and other safeguards in place, the operations of the Trust's third-party service providers may be adversely affected by significant disruption of the service providers' operating systems or physical infrastructure that support the Trust and its shareholders.

The proliferation of new technologies, the use of the Internet and telecommunications technologies to conduct business, as well as the increased sophistication and activities of organized crime, hackers, terrorists, activists, and others, have significantly increased the information security risks to which the Trust's third-party service providers are subject. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing. The third-party service providers rely on digital technologies, computer and email systems, software, web-based applications, cloud-based technology and networks to conduct their business and the business of the Trust. The Trust's third-party service providers have robust information security procedures; however, their technologies may become the target of cyber attacks or information security breaches that could result in the unauthorized release, gathering, monitoring, misuse, loss, or destruction of the Trust's or its shareholders' confidential and other information, or otherwise disrupt the business operations of the Trust or its third-party service providers. Although to date the Trust has not experienced any material losses relating to cyber attacks or other information security breaches, there can be no assurance that the Trust or its third-party service providers will not suffer such losses in the future.

Disruptions or failures in the physical infrastructure or operating systems that support the Trust's third-party service providers, or cyber attacks or security breaches of the networks, systems, or devices that the Trust's third-party service providers use to service the Trust's operations, could result in financial losses, the inability of Trust shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The business continuity policies and procedures that the Trust and its third-party service providers have established seek to identify and mitigate the types of risk to which the Trust and its third-party service providers are subject. As with any risk-management system, there are inherent limitations to these business continuity policies and procedures as there may exist, or develop in the future, risks that have not been anticipated or identified.

IBOR Transition Risk

The London Interbank Offered Rate (“LIBOR”) was a common benchmark interest rate index used to make adjustments to variable-rate loans and historically was used throughout global banking and financial industries to determine interest rates for a variety of borrowing arrangements and financial instruments (such as debt instruments and derivatives).

The majority of LIBOR rates were phased out at the end of 2021. The most common tenors of USD LIBOR (overnight and 1-, 3-, 6- and 12- month) ceased publication as of June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021.

Over the past several years, various regulators and industry bodies identified alternative reference rates (“ARRs”) to replace LIBOR and assist with the transition to the new ARRs. While the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty and risks related to converting certain longer-term securities and transactions to a new ARR. For example, there can be no assurance that the composition or characteristics

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Investment Strategies and Risks

of any ARRs or financial instruments in which a fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, while some instruments tied to LIBOR or a similar rate may include a replacement rate, not all instruments have such fallback provisions, and the effectiveness of such replacement rates remains uncertain. The cessation of LIBOR or similar rates could affect the value and liquidity of investments tied to these rates, especially those that do not include fallback provisions. While it is expected that market participants will amend legacy financial instruments referencing LIBOR to include such fallback provisions to ARRs, there remains uncertainty regarding the willingness and ability of parties to add or amend such fallback provisions in legacy instruments.

Any effects of the transition away from LIBOR and the adoption of ARRs, as well as other unforeseen effects, could result in losses. Furthermore, the risks associated with the discontinuation of LIBOR and transition to replacement rates may be exacerbated if an orderly transition to an ARR is not completed in a timely manner.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent a fund from executing advantageous investment decisions in a timely manner and could negatively impact the fund's ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of a fund.

Disclosure of Portfolio Holdings Information

Each Fund has adopted a policy generally prohibiting the disclosure of portfolio holdings information to any person until after 30 calendar days have passed. Each Trust posts a list of its respective Funds' portfolio holdings monthly, with an approximate 30-day lag, on the Funds' website, macquarie.com/USfunds. In addition, on a 10-day lag, we also make available on the website a month-end summary listing certain information, including each Fund's top 10 portfolio holdings. This information is available publicly to any and all shareholders free of charge once posted on the website or by calling 800 523-1918.

Other entities, including institutional investors and intermediaries that distribute the Funds' shares, are generally treated similarly and are not provided with the Funds' portfolio holdings in advance of when they are generally available to the public.

The Funds may, from time to time, provide statistical data derived from publicly available information to third parties, such as shareholders, prospective shareholders, financial intermediaries, consultants, and ratings and ranking organizations.

Third-party service providers and affiliated persons of the Funds are provided with the Funds' portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds. In accordance with the policy, third-party service providers who receive nonpublic portfolio holdings information on an ongoing basis are: the Manager's affiliates (Macquarie Investment Management Business Trust, Delaware Investments Fund Services Company, and the Distributor), the Funds' independent registered public accounting firm, the Funds' custodian, the Funds' legal counsel, the Funds' financial printer (DG3), and the Funds' proxy voting service. These entities are obligated to keep such information confidential.

Third-party rating and ranking organizations and consultants who have signed agreements (“Nondisclosure Agreements”) with the Funds or the Manager may receive portfolio holdings information more quickly than the 30-day lag. The Nondisclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Funds' portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Funds, nor the Manager, nor sub-advisor, nor any affiliate, receives any compensation or consideration with respect to these agreements.

To protect the shareholders' interests and to avoid conflicts of interest, Nondisclosure Agreements must be approved by a member of the Manager's Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Funds' Chief Compliance Officer prior to such use.

The Board will be notified of any substantial changes to the foregoing procedures. The Board also receives an annual report from the Trusts' Chief Compliance Officer that, among other things, addresses the operation of the Trusts' procedures concerning the disclosure of portfolio holdings information.

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Management of the Trust

Trustees and officers

The business and affairs of the Trusts are managed under the direction of the Board of Trustees. Information on the Trusts' Trustees and principal officers is provided below. The Trustees serve for indefinite terms until their mandatory retirement, resignation, death, or removal. Trustees who are not “interested persons” as defined by the 1940 Act are referred to as the “Independent Trustees”.

As of June 30, 2025, the officers and Trustees of the Trusts directly owned less than 1% of the outstanding shares of each Class of each Fund, except the Macquarie Healthcare Fund. As of that date, the officers and Trustees of the Trusts directly owned, as a group, approximately 11.9% of the outstanding Institutional Class shares of Macquarie Healthcare Fund and less than 1% of the outstanding shares of each of the Fund's other Classes.

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee
Shawn K. Lytle[2] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1970	President, Chief Executive Officer, and Trustee	President and Chief Executive Officer since August 2015 Trustee since September 2015	79	Macquarie Asset Management[3] (2015-Present)— Head of Equities & Multi-Asset (2023-Present); Head of Americas of Macquarie Group (2017-2025); Global Head of Public Investments (2019-2023)	None
Independent Trustees
Jerome D. Abernathy 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	79	Stonebrook Capital Management, LLC (financial technology: macro factors and databases)—Managing Member (1993-Present)	None
Ann D. Borowiec 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1958	Trustee	Since March 2015	79	J.P. Morgan Chase & Co. (1987-2013)—Chief Executive Officer, Private Wealth Management (2011-2013)	None
Joseph W. Chow 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1953	Trustee	Since January 2013	79

Private Investor (2011-Present); State Street Bank and Trust Company (1996-2011)—Executive Vice President of Enterprise Risk Management and Emerging Economies Strategy; and Chief Risk and Corporate Administration Officer

					None
H. Jeffrey Dobbs 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1955	Trustee	Since April 2019[4]	79	KPMG LLP (2002-2015)—Global Sector Chairman, Industrial Manufacturing (2010-2015)	TechAccel LLC (2015-Present) Valparaiso University Board (2012-Present) Ivy Funds Complex (2019-2021)

63

Management of the Trust

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
John A. Fry 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1960	Trustee	Since January 2001	79	Temple University—President (2024-Present) Drexel University—President (2010-2024)

Federal Reserve Bank of Philadelphia (2020-Present)

Kresge Foundation
(2018-Present)

FS Credit Real Estate Income Trust, Inc. (2018-Present)

vTv Therapeutics Inc. (2017-2024)

Community Health Systems (2004-Present)

Joseph Harroz, Jr. 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1967	Trustee	Since November 1998[4]	79

University of Oklahoma—President (2020-Present); Interim President (2019-2020); Vice President and Dean, College of Law (2010-2019)

Brookhaven Investments LLC (commercial enterprises) —Managing Member (2019-Present)

St. Clair, LLC (commercial enterprises) —Managing Member (2019-Present)

					OU Health, Inc. (2020-Present) Big 12 Athletic Conference (2019-July 1, 2024) Valliance Bank (2007-Present) Ivy Funds Complex (1998-2021) Southeastern Athletic Conference (July 1, 2024-Present)

64

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Sandra A.J. Lawrence 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1957	Trustee	Since April 2019[4]	79	Children's Mercy Hospitals and Clinics (2005-2019) —Chief Administrative Officer (2016-2019)

Brixmor Property Group Inc. (2021-Present)

Sera Prognostics Inc. (biotechnology) (2021-Present)

Recology (resource recovery) (2021-2023)

Evergy, Inc., Kansas City Power & Light Company, KCP&L Greater Missouri Operations Company, Westar Energy, Inc. and Kansas Gas and Electric Company (related utility companies) (2018-Present)

National Association of Corporate Directors (2017-Present)

American Shared Hospital Services (medical device) (2017-2021)

Ivy Funds Complex (2019-2021)

Frances A. Sevilla-Sacasa 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1956	Trustee	Since September 2011	79	Banco Itaú International—Chief Executive Officer (2012-2016); US Trust, Bank of America Private Wealth Management —President (2007-2008); U.S. Trust Corp.-—President & CEO (2005-2007)

Invitation Homes Inc. (2023-Present)

Florida Chapter of National Association of Corporate Directors (2021-Present)

Callon Petroleum Company (2019-2024)

Camden Property Trust (2011-Present)

New Senior Investment Group Inc. (REIT) (2021)

Thomas K. Whitford 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1956	Chair and Trustee	Trustee since January 2013 Chair since January 2023	79	PNC Financial Services Group (1983-2013)—Vice Chairman (2009-2013)	HSBC USA Inc. (2014-2022) HSBC North America Holdings Inc. (2013-2022)

65

Management of the Trust

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Christianna Wood 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	79

Gore Creek Capital, Ltd.—Chief Executive Officer and President (2009-Present); Capital Z Asset Management—Chief Executive Officer (2008-2009); California Public Employees' Retirement System (CalPERS)—Senior Investment Officer of Global Equity (2002-2008)

The Merger Fund (2013-2021), The Merger Fund VL (2013-2021), WCM Alternatives: Event-Driven Fund (2013-2021), and WCM Alternatives: Credit Event Fund (2017-2021)

Grange Insurance (2013-Present)

H&R Block Corporation (2008-2022)

Officers	Position(s) Held with the Trust	Length of Time Served[1]	Principal Occupation(s) During the Past Five Years
Aaron C. Buser 100 Independence 610 Market Street Philadelphia, PA 19106-2354 1970	Vice President, General Counsel, and Secretary	Vice President since August 2022; General Counsel and Secretary since May 2025	Aaron C. Buser has served in various capacities at MAM since June 2022; formerly, Vice President and Assistant Secretary at SEI Investments Management Corporation and SEI Funds
David F. Connor[5] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President and Assistant Secretary	Senior Vice President since May 2013; Assistant Secretary since May 2025	David F. Connor has served in various capacities at different times at MAM.
Daniel V. Geatens[5] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1972	Senior Vice President and Treasurer	Senior Vice President since December 2020; Treasurer since October 2007	Daniel V. Geatens has served in various capacities at different times at MAM.
Richard Salus[5] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President and Chief Financial Officer	Senior Vice President and Chief Financial Officer since November 2006	Richard Salus has served in various capacities at different times at MAM.

1	“Length of Time Served” refers to the time since the Trustee or officer began serving one or more of the Trusts in the Macquarie Funds complex.
2	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Manager.
3

Macquarie Asset Management (“MAM”) is the marketing name for certain companies comprising the asset management division of Macquarie Group, including the Funds' Manager, principal underwriter, and transfer agent.

4	Includes time served on the Board of the Ivy Funds complex prior to the date when the Ivy Funds joined the Macquarie Funds complex.
5

David F. Connor and Daniel V. Geatens serve in similar capacities for the portfolios of Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Funds. Mr. Connor also serves as Senior Vice President and Assistant Secretary for the portfolios of Macquarie ETF Trust, which have the same investment manager as the Funds. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust and as Senior Vice President and Treasurer for Macquarie ETF Trust. Mr. Salus serves in a similar capacity for Macquarie ETF Trust.

The following table shows each Trustee's ownership of shares of the Funds and of shares of all Macquarie Funds as of December 31, 2024.

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Name	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities* in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Shawn K. Lytle	$50,001 - $100,000 - Macquarie International Core Equity Fund	Over $100,000
Independent Trustees
Jerome D. Abernathy	Over $100,000 - Macquarie Large Cap Growth Fund $50,001 - $100,000 - Macquarie Mid Cap Growth Fund	Over $100,000
Ann D. Borowiec	None	Over $100,000
Joseph W. Chow	Over $100,000 - Macquarie Healthcare Fund	Over $100,000
H. Jeffrey Dobbs

Over $100,000 - Macquarie Systematic Emerging Markets Equity Fund
$50,001 - $100,000 - Macquarie Science & Technology Fund
$50,001 - $100,000 - Macquarie Large Cap Growth Fund
$50,001 - $100,000 - Macquarie Global Growth Fund

Over $100,000
John A. Fry	None	Over $100,000
Joseph Harroz, Jr.

$10,001 - $50,000 - Macquarie Balanced Fund
$10,001 - $50,000 - Macquarie Core Equity Fund

$10,001 - $50,000 - Macquarie Global Growth Fund
Over $100,000 - Macquarie Systematic Emerging Markets Equity Fund
Over $100,000 - Macquarie Climate Solutions Fund
Over $100,000 - Macquarie International Core Equity Fund
Over $100,000 - Macquarie Large Cap Growth Fund
Over $100,000 - Macquarie Mid Cap Growth Fund

$1 - $10,000 - Macquarie Natural Resources Fund
Over $100,000 - Macquarie Science and Technology Fund
$1 - $10,000 - Macquarie Smid Cap Core Fund

Over $100,000
Sandra A.J. Lawrence	Over $100,000 - Macquarie International Core Equity Fund $50,001 - $100,000 - Macquarie Mid Cap Growth Fund $50,001 - $100,000 - Macquarie Science and Technology Fund	Over $100,000
Frances A. Sevilla-Sacasa	None	Over $100,000

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Management of the Trust

Name	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities* in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Thomas K. Whitford	Over $100,000 - Macquarie Large Cap Growth Fund $50,001 - $100,000 - Macquarie Mid Cap Growth Fund	Over $100,000
Christianna Wood	$50,001 - $100,000 - Macquarie Mid Cap Growth Fund	Over $100,000

*	The ranges for equity securities ownership by each Trustee are: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.

The following table describes the compensation paid to each Trustee for the fiscal year ended March 31, 2025. Only the Independent Trustees of the Trust receive compensation from the Trusts.

Trustee	Aggregate Compensation from the Funds in this SAI	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Investment Companies in the Macquarie Funds Complex[1]
Jerome D. Abernathy	$171,216	none	$408,750
Ann D. Borowiec	$171,216	none	$408,750
Joseph W. Chow	$158,648	none	$378,750
H. Jeffrey Dobbs	$158,648	none	$378,750
John A. Fry	$158,648	none	$378,750
Joseph Harroz, Jr.	$171,216	none	$408,750
Sandra A.J. Lawrence	$158,648	none	$378,750
Frances A. Sevilla-Sacasa	$171,754	none	$410,000
Thomas K. Whitford (Chair)	$209,456	none	$500,000
Christianna Wood	$171,216	none	$408,750

[1]

Each Independent Trustee receives an annual retainer fee for serving as a Trustee for the investment companies in the Macquarie Funds family of funds (79 funds in the complex) for which they serve, plus certain meeting fees. The committee chairs and Board Chair also receive retainers for serving as committee chair or serving as Board Chair, respectively. An Independent Trustee may receive additional fees based on determination by the Board Chair and the Nominating and Corporate Governance Committee.

Common Board of Trustees: The business of the Trust is managed under the direction of its Board. The Trustees also serve on the Boards of all the other investment companies that comprise the Macquarie Funds. The Trustees believe that having a common Board for all funds in the complex is efficient and enhances the ability of the Board to address its responsibilities to each fund in the complex. The Trustees believe that the common board structure allows the Trustees to leverage their individual expertise and that their judgment is enhanced by being Trustees of all of the funds in the complex.

Size and Composition of Board: The Board is currently composed of eleven Trustees. Ten of the eleven are Independent Trustees. The Board is composed of Trustees with a variety of professional backgrounds and experiences. The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board. The Trustees regard diversity as an important consideration in the present composition of the Board and the selection of qualified candidates to fill vacancies on the Board. In order to ensure that Board membership will be refreshed from time to time, the Board has adopted a mandatory retirement age of 75 for Trustees. As a result, a Trustee may serve until December 31 of the calendar year in which such Trustee reaches the age of 75. At the discretion of the other Trustees, active service for a particular Trustee may be extended for a limited period of time beyond a Trustee's normal retirement date.

Qualifications of the Trustees: The Board has concluded that, based on each Trustee's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee should serve as a Trustee. In reaching its determination the Board, at the recommendation of the Nominating and Corporate Governance Committee, considers, in light of the Trust's business and structure, the individual's experience, qualifications, attributes, and skills.  No one such factor  is determinative, but some of the relevant factors that have been considered include: (i) the Trustee's  educational background; business, professional training or practice; public service or academic positions; experience from service as a board member (including the Board) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations, and/or other life experiences; (ii) the ability to work effectively and collegially with other people; (iii) how the Trustee's background and attributes contribute to the overall mix of skills and experience on the Board as a whole; and (iv) the Trustee's willingness and ability to contribute to the Board's oversight and decision-making functions and provide the necessary skills to allow the Board to carry out its responsibilities.  In addition to the table above, set forth below is a brief discussion of the specific experience, qualifications and skills of each Trustee that led the Board to conclude that he or she should serve as a Trustee.

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Jerome D. Abernathy — Mr. Abernathy has extensive experience in the investment management industry. He has been the Managing Member of Stonebrook Capital Management, LLC (financial technology: macro factors and databases) since 1993 and has served in various roles including Chief Investment Officer and Managing Partner.  Prior to that, Mr. Abernathy served as a Managing Director at Guggenheim Investments, Director of Research at Moore Capital Management, and as a trader and researcher at Morgan Stanley.  He also has experience as a director of other corporate and not-for-profit boards.  Mr. Abernathy received a B.S. in electrical engineering from Howard University and a Ph.D. in electrical engineering and computer science from the Massachusetts Institute of Technology. He has served on the Board since January 2019.

Ann D. Borowiec — Ms. Borowiec has extensive experience in the banking, and wealth management industry.   She is currently a private investor.  She was previously the Chief Executive Officer of Private Wealth Management at J.P. Morgan Chase & Co. from 2011 to 2013.  During her 25 year career at J.P. Morgan, she served in a variety of senior roles including running the U.S. Private Bank, leading the global marketing team for Private Banking, and running Investor relations for J.P. Morgan Chase & Co.  Ms. Borowiec began her career in public accounting.  She also has experience as a director of other corporate and not-for-profit boards, including, among others, Santander Bank N.A., Banco Santander International and the New Jersey Symphony. Ms. Borowiec holds a B.B.A. from Texas Christian University and an M.B.A. from Harvard University.  She has served on the Board since March 2015.

Joseph W. Chow — Mr. Chow has extensive experience in the banking and financial services industry, including investments, risk management and business strategy.  Mr. Chow is currently a private investor.  He was previously at State Street Bank and Trust Company where he held a number of positions between 1990 and 2011, including Executive Vice President of Enterprise Risk Management, Executive Vice President of Emerging Economies Strategy, and Chief Risk and Corporate Administration Officer.  He also has experience as a director of other corporate and not-for-profit boards, including Hercules Technology Growth Capital, Inc. Mr. Chow holds a B.A. degree from Brandeis University and a M.C.P. (city planning) and a M.S in Management (finance) from the Massachusetts Institute of Technology. He has served on the Board since January 2013.

H. Jeffrey Dobbs — Mr. Dobbs has extensive experience in the global professional services industry.  He is currently a private investor.  Mr. Dobbs was the Global Chairman of the Industrial Manufacturing Sector at KPMG LLP from 2010 to 2015, where he was a partner from 2002 to 2015 and also served as the Global Lead Partner for a Fortune 5 global automotive company from 2003 to 2015.  In these roles, he was responsible for the quality and client satisfaction of  the strategic, operational, risk and compliance services provided to industrial manufacturing clients around the world. Prior to that, Mr. Dobbs was a partner at Arthur Andersen from 1988 to 2002, where he also served as the Kansas City Office Managing Partner.  He has experience as a director of other corporate and not-for-profit boards.  Mr. Dobbs holds a B.S. in accounting from Valparaiso University and is a retired Certified Public Accountant. He has served on the Board since April 2021.  Prior to that, he served on the Board of Trustees of the Ivy Funds from April 2019 to April 2021.

John A. Fry — Mr. Fry has extensive experience in higher education.  Having served in senior management for four major institutions of higher learning, he has extensive experience overseeing areas such as finance, investments, risk-management, internal audit, and information technology.  He has been the President of Temple University since 2024. Prior to that, he served as President of Drexel University from 2010 to 2024; President of Franklin & Marshall College from 2002 to 2010; Executive Vice President of the University of Pennsylvania from 1995 to 2002; and as a management consultant for the higher education and non-profit sectors at Coopers & Lybrand's National Higher Education Consulting Practice from 1990 to 1995 and KPMG Peat Marwick from 1982 to 1990. He also has extensive experience as a director of other corporate and not-for-profit boards, including, among others, the Federal Reserve Bank of Philadelphia, the Kresge Foundation and FS Credit Real Estate Income Trust Inc.  Mr. Fry holds a B.A. degree in American Civilization from Lafayette College and an M.B.A. from New York University. He has served on the Board since January 2001.

Joseph Harroz, Jr. — Mr. Harroz has extensive experience in higher education. He has been the President of the University of Oklahoma since 2020. Prior to that he served as the Interim President from 2019 to 2020, Dean of the College of Law from 2010 to 2019, General Counsel from 1997 to 2019 and Vice President of Executive Affairs from 1994 to 1997. Mr. Harroz is a Managing Member of Brookhaven Investments LLC and St. Clair, LLC, each commercial enterprises, since 2019. He also has experience as a director of other corporate and not-for-profit boards, including OU Health, Inc., Southeastern Athletic Conference, Big 12 Athletic Conference and Valliance Bank. Mr. Harroz holds a B.A. degree from the University of Oklahoma and a J.D. from Georgetown University Law Center. He has been on the Board since April 2021 and prior to that on the Board of Trustees of the Ivy Funds from November 1998 to April 2021, serving as chair of that board for more than a decade.

Sandra A.J. Lawrence — Ms. Lawrence has extensive experience in the healthcare and financial services sectors.  She is currently a private investor.  Ms. Lawrence was Chief Administrative Officer and Executive Vice President of Children's Mercy Hospitals and Clinics from 2016 to 2019 and Chief Financial Officer and Executive Vice President from 2005 to 2016.  Prior to that, she was Chief Financial Officer and Senior Vice President of Midwest Research Institute (MRI) from 2004 to 2005, Vice President and Administrator of Gateway, Inc. from 1998 to 2000, General Manager of Gateway's Kansas City operation from 1997 to 1998, Director of MRI's Statistics & Economics Center from 1995 to 1997, and President of Stern Brothers (investment bank) from 1992 to 1995.  Ms. Lawrence also previously served as interim Chief Executive Officer of Frontier Medical Research, President and Chief Executive Officer of Global Packaging Solutions, Inc., and in various roles in commercial real estate development. She also has extensive experience as a director of other corporate, private, and not-for-profit boards.  Ms. Lawrence holds a B.A. from Vassar College, an M.Arch from the Massachusetts Institute of Technology, and an M.B.A. from Harvard Business School.  She has served on the Board since April 2021.  Prior to that, she served on the Board of Trustees of the Ivy Funds from April 2019 to April 2021.

Frances A. Sevilla-Sacasa — Ms. Sevilla-Sacasa has extensive experience in banking and wealth management.  She is currently a private investor and was CEO of Banco Itaú International, Miami, Florida, from April 2012 to December 2016. She served as Executive Advisor to the Dean of the University of Miami School of Business from August 2011 to March 2012, Interim Dean of the University of Miami School of Business from January 2011 to July 2011, President of US Trust, Bank of America Private Wealth Management from July 2007 to December 2008, President and CEO of US Trust Company from

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Management of the Trust

early 2007 until June 2007, and President of US Trust Company from November 2005 until June 2007. She previously served in a variety of roles with Citigroup's private banking business, including President of Latin America Private Banking, President of Europe Private Banking, and Head of International Trust Business. She also has experience as a director of other corporate and not-for-profit boards.  Ms. Sevilla-Sacasa holds a B.A. from the University of Miami and an M.B.A from the Thunderbird School of Global Management.  She has served on the Board since September 2011.

Thomas K. Whitford — Mr. Whitford has extensive experience in the banking and financial services industry.  He is currently a private investor.  He was the Vice Chairman of PNC Financial Services Group from 2009 to 2013.  Prior to that, he held a number of other leadership positions at PNC, including Chairman of National City Bank (responsible for PNC's integration of National City Corporation) from 2008 to 2009, Chief Administrative Officer from 2007 to 2008, Chief Risk Officer from 2002 to 2007, Chief Executive Officer of PNC's Wealth Management business from 1997 to 2001 and other positions from 1983 to 1997.  He also has previous experience as a director of other corporate and not-for-profit boards, including among others, HSBC North America Holdings Inc., HSBC Finance Corporation, Longwood Gardens and The Barnes Foundation.  Mr. Whitford holds a B.S. from the University of Massachusetts and an M.B.A. from The Wharton School of the University of Pennsylvania. Mr. Whitford has served on the Board since January 2013 and chair since January 2023.

Christianna Wood — Ms. Wood has extensive portfolio management experience in the institutional investment management industry.  She has been the President and Chief Executive Officer of Gore Creek Capital, Ltd. since 2009.  Prior to that she served as the Chief Executive Officer of Capital Z Asset Management (one of the largest independent sponsors of hedge funds) from 2008 to 2009 and as the Senior Investment Officer of Global Equity of the California Public Employees' Retirement System (CalPERS) (the largest public pension plan in the United States) from 2002 to 2008.  At CalPERS, in addition to the responsibility for their $150 billion global equity portfolio, Ms. Wood also had oversight responsibilities for CalPERS corporate governance program and ESG strategies. She has extensive experience as a non-executive director of numerous corporate and not-for-profit boards.  Ms. Wood received a B.A. in economics from Vassar College and an M.B.A. in finance from New York University. Ms. Wood was a 2018 Harvard University Advanced Leadership Fellow. She has served on the Board since January 2019.

Shawn K. Lytle — Mr. Lytle is Head of Equities & Multi-Asset for Macquarie Asset Management (MAM), where he is responsible for overseeing the business, investment teams, and strategies for clients. He also serves as the President of the Macquarie Funds and oversees registered vehicle governance globally across MAM. Mr. Lytle has more than 30 years of asset management experience. Before joining MAM, he held several management and equity investment roles at UBS Asset Management and various roles at J.P. Morgan Asset Management. Mr. Lytle is a member of the Investment Company Institute (ICI) Executive Committee. He is also a board member of OppNet and Philadelphia Financial Scholars, in addition to being the former Chairman of the National Association of Securities Professionals (NASP). Mr. Lytle received a Bachelor of Science in marketing from The McDonough School of Business at Georgetown University.

Board Leadership Structure: The Board has overall responsibility for the oversight of the Funds. The Chair of the Board is an Independent Trustee and the Chair of each Committee of the Board is an Independent Trustee. The Board has six standing Committees: Audit Committee, Nominating and Corporate Governance Committee, Compliance Committee, Equity Investments Committee, Fixed Income, Multi-Asset and Sub-advised Fund Investments Committee, and Committee of Independent Trustees. The role of the Chair of the Board is to preside at all meetings of the Board, to act as a liaison with service providers, fund officers, legal counsel and other Trustees generally between meetings and to actively develop meeting agendas. The Chair of each Committee performs a similar role with respect to the Committee. The Chair of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or the Committee, respectively, from time to time.

The Board has regular meetings five times a year, and may hold special meetings if required before its next regular meeting. Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board's leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

Audit Committee: This committee monitors accounting and financial reporting policies, practices, and internal controls, as well as valuation matters for the Trust. It also oversees the quality and objectivity of the Trust's financial statements and the independent audit thereof, and acts as a liaison between the Trust's independent registered public accounting firm and the full Board. The committee currently consists of the following Independent Trustees: Frances A. Sevilla-Sacasa, Chair; H. Jeffrey Dobbs; Christianna Wood; and Ann D. Borowiec. The Audit Committee held eight meetings during the Trust's last fiscal year.

Nominating and Corporate Governance Committee: This committee is responsible for nominating Trustees and making recommendations to the Board concerning Board composition, committee structure and governance, director education, and governance practices. The committee currently consists of the following Independent Trustees: Ann D. Borowiec, Chair; John A. Fry; and Sandra A.J. Lawrence. The Nominating and Corporate Governance Committee held five meetings during the Trust's last fiscal year.

The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, c/o Macquarie Funds at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354. At a minimum, the recommendation should include: the name, address and business, educational and/or other pertinent background of the person being recommended; a statement concerning whether the person is an “interested person” as defined in the 1940 Act; any other information that the Funds would be required to

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include in a proxy statement concerning the person if he or she was nominated; and the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held. The recommendation also can include any additional information which the person submitting it believes would assist the committee in evaluating the recommendation.

In evaluating nominees, the committee considers, among other things, an individual's background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board.

Compliance Committee: This committee assists the Board's oversight of the Funds' compliance program and the Funds' Chief Compliance Officer and also provides assistance to the Board in fulfilling its oversight responsibilities with respect to policies and procedures related to compliance, regulatory, legal and operational risk mitigation measures and controls involving the Funds and their service providers (other than matters primarily involving the Funds' auditors or related to valuation or investment related risk). The committee currently consists of the following Independent Trustees: Joseph Harroz, Jr., Chair; Jerome D. Abernathy; Joseph W. Chow.; and Sandra A.J. Lawrence. The Compliance Committee held five meetings during the Trust's last fiscal year.

Investments Committees: Each of the Investments Committees works to assist the Board in the oversight, monitoring, and evaluation of Fund performance, investment related risks and other related matters. The Committees meet with the investment management team representatives of the Funds from time to time to discuss investment performance and investment process and perform such other functions as may be delegated to it from time to time by the Board.

The Equity Investments Committee currently consists of the following Independent Trustees: Christianna Wood, Chair; Ann D. Borowiec; H. Jeffrey Dobbs; and Joseph Harroz, Jr. The Equity Investments Committee held five meetings during the Trust's last fiscal year.

The Fixed Income, Multi-Asset and Sub-advised Fund Investments Committee consists of the following Independent Trustees: Jerome D. Abernathy, Chair; Joseph W. Chow; John A. Fry; Sandra A.J. Lawrence; and Frances A. Sevilla-Sacasa. The Fixed Income, Multi-Asset and Sub-advised Fund Investments Committee held four meetings during the Trust's last fiscal year.

Committee of Independent Trustees: This committee oversees the approval process of the Funds' advisory and distribution agreements and arrangements, serves as a liaison between the Board and the Manager and the Funds' Chief Compliance Officer and undertakes other responsibilities. The committee is comprised of all of the Trust's Independent Trustees. The Committee of Independent Trustees held seven meetings during the Trust's last fiscal year.

Board Role in Risk Oversight: Investing in general and the operation of a Fund involve a variety of risks, such as investment risk, illiquidity risk, compliance risk, and operational risk, among others. The Board oversees risk as part of its oversight of the Funds. Risk oversight is addressed as part of various regular Board and committee activities. The Board, directly or through its committees, reviews reports from among others, the Manager, sub-advisers, the Funds' Chief Compliance Officer, the Funds' independent registered public accounting firm, counsel, and other parties, as appropriate, regarding risks faced by the Funds and the risk management programs of the Manager and certain service providers. The actual day-to-day risk management with respect to the Funds resides with the Manager and other service providers to the Funds. Although the risk management policies of the Manager and the service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Not all risks that may affect the Funds can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Funds or the Manager, its affiliates or other service providers.

Code of Ethics

The Trusts, the Manager and the Distributor have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy

The Trust has formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds, the Manager and any Macquarie affiliates advising the Funds (collectively, the “MAM Advisers”) will vote such proxies pursuant to proxy voting policies and procedures adopted by the MAM Advisers (the “Procedures”). The MAM Advisers have established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing the MAM Advisers' proxy voting process for the Funds. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the MAM Advisers to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

In order to facilitate the actual process of voting proxies, the MAM Advisers have contracted with proxy advisory firms to analyze proxy statements on behalf of the Funds and the MAM Advisers' other clients and provide the MAM Advisers with research recommendations on upcoming proxy votes in accordance

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Proxy Voting Policy

with the Procedures. The Committee is responsible for overseeing the proxy advisory firms' services. If a proxy has been voted for the Funds, the proxy advisory firm will create a record of the vote. By no later than August 31 of each year, information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds' website at www.macquarie.com/mam/proxy; and (ii) on the Commission's website at http://www.sec.gov.

When determining whether to invest in a particular company, one of the factors the MAM Advisers may consider is the quality and depth of the company's management. As a result, the MAM Advisers believe that recommendations of management on any issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. Thus, on many issues, the MAM Advisers' votes are cast in accordance with the recommendations of the company's management. However, the MAM Advisers may vote against management's position when it runs counter to the MAM Advisers' specific Proxy Voting Guidelines (the “Guidelines”), and the MAM Advisers will also vote against management's recommendation when the MAM Advisers believe such position is not in the best interests of the Funds.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Funds. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote for management or shareholder proposals to reduce supermajority vote requirements, taking into account: ownership structure; quorum requirements; and vote requirements; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis; (iv) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; (v) generally vote for proposals requesting a report on greenhouse gas emissions from company operations unless the company already discloses such information and there are no material issues associated with the company's greenhouse gas emissions; and (vi) generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Because the Trust has delegated proxy voting to the Manager, the Funds are not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, there is a section in the Procedures that addresses the possibility of conflicts of interest. Most of the proxies which the MAM Advisers receive on behalf of their clients are voted in accordance with the Procedures. Since the Procedures are pre-determined by the Committee, application of the Procedures by the MAM Advisers' portfolio management teams when voting proxies after reviewing the proxy and research provided by the proxy advisory firms should in most instances adequately address any potential conflicts of interest. If the MAM Advisers become aware of a conflict of interest in an upcoming proxy vote, the proxy vote will generally be referred to the Committee or the Committee's delegates for review. If the portfolio management team for such proxy intends to vote in accordance with the proxy advisory firm's recommendation pursuant to the Procedures, then no further action is needed to be taken by the Committee. If the portfolio management team is considering voting a proxy contrary to the proxy advisory firm's research recommendation under the Procedures, the Committee or its delegates will assess the proposed vote to determine if it is reasonable. The Committee or its delegates will also assess whether any business or other material relationships between the MAM Advisers and a portfolio company (unrelated to the ownership of the portfolio company's securities) could have influenced an inconsistent vote on that company's proxy. If the Committee or its delegates determines that the proposed proxy vote is unreasonable or unduly influenced by a conflict, the portfolio management team will be required to vote the proxy in accordance with the proxy advisory firm's research recommendation or abstain from voting.

Investment Manager and Other Service Providers

Investment Manager

The Manager, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, furnishes investment management services to the Funds, subject to the supervision and direction of the Board. The Manager also provides investment management services to all of the other Macquarie Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds. The Manager pays the salaries of all Trustees, officers, and employees who are affiliated with both the Manager and the Trust. In the course of discharging its non-portfolio management duties under the advisory contract, the Manager may delegate to affiliates.

The Manager is a series of MIMBT (a Delaware statutory trust), which is a subsidiary of, and subject to the ultimate control of, Macquarie Group Limited (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. The Manager is part of “Macquarie Asset Management”, which is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities and multi-asset solutions. As of March 31, 2025, MAM managed approximately $582.3 billion in assets for institutional and individual clients.

The Manager and its affiliates own the name “Delaware Group®.” Under certain circumstances, including the termination of the Delaware Group Equity Funds IV's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Trust to remove the words “Delaware Group” from its name.

The Investment Management Agreement for each Fund (each, an “Investment Management Agreement”) may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by its Board or by vote of a majority of the outstanding voting securities of each applicable Fund, and only if the terms of, and the renewal thereof, have been approved by the vote of a majority of the Independent Trustees of the applicable Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each

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Investment Management Agreement is terminable without penalty on 60 days' notice by the Trustees of the Trust or by the Manager. Each Investment Management Agreement will terminate automatically in the event of its assignment.

As compensation for the services rendered under each Investment Management Agreement, the Funds shall pay the Manager an annual management fee as a percentage of average daily net assets equal to:

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Macquarie Asset Strategy Fund

0.70% of net assets up to $1 billion
0.65% of net assets over $1 billion and up to $2 billion
0.60% of net assets over $2 billion and up to $3 billion
0.55% of net assets over $3 billion and up to $28 billion
0.545% of net assets over $28 billion and up to $53 billion
0.54% of net assets over $53 billion

Macquarie Balanced Fund

0.70% of net assets up to $1 billion
0.65% of net assets over $1 billion and up to $2 billion
0.60% of net assets over $2 billion and up to $3 billion
0.55% of net assets over $3 billion and up to $5 billion
0.54% of net assets over $5 billion and up to $10 billion
0.53% of net assets over $10 billion

Macquarie Core Equity Fund

0.70% of net assets up to $1 billion
0.65% of net assets over $1 billion and up to $2 billion
0.60% of net assets over $2 billion and up to $3 billion
0.55% of net assets over $3 billion and up to $5 billion
0.525% of net assets over $5 billion and up to $6 billion
0.50% of net assets over $6 billion and up to $10 billion
0.49% of net assets over $10 billion

Macquarie Global Growth Fund

0.85% of net assets up to $1 billion
0.83% of net assets over $1 billion and up to $2 billion
0.80% of net assets over $2 billion and up to $3 billion
0.70% of net assets over $3 billion and up to $5 billion
0.695% of net assets over $5 billion and up to $10 billion
0.69% of net assets over $10 billion

Macquarie International Core Equity Fund

0.85% of net assets up to $1 billion
0.83% of net assets over $1 billion and up to $2 billion
0.80% of net assets over $2 billion and up to $3 billion
0.70% of net assets over $3 billion and up to $5 billion
0.69% of net assets over $5 billion and up to $10 billion
0.68% of net assets over $10 billion

Macquarie Large Cap Growth Fund

0.70% of net assets up to $1 billion
0.65% of net assets over $1 billion and up to $2 billion
0.60% of net assets over $2 billion and up to $3 billion
0.55% of net assets over $3 billion and up to $5 billion
0.545% of net assets over $5 billion and up to $10 billion
0.54% of net assets over $10 billion

Macquarie Mid Cap Growth Fund and Macquarie Mid Cap Income Opportunities Fund

0.85% of net assets up to $1 billion
0.83% of net assets over $1 billion and up to $2 billion
0.80% of net assets over $2 billion and up to $3 billion
0.76% of net assets over $3 billion and up to $5 billion
0.73% of net assets over $5 billion and up to $10 billion
0.70% of net assets over $10 billion and up to $15 billion
0.67% of net assets over $15 billion

73

Investment Manager and Other Service Providers

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Macquarie Small Cap Growth Fund and Macquarie Smid Cap Core Fund

0.85% of net assets up to $1 billion
0.83% of net assets over $1 billion and up to $2 billion
0.80% of net assets over $2 billion and up to $3 billion
0.76% of net assets over $3 billion and up to $5 billion
0.73% of net assets over $5 billion and up to $10 billion
0.72% of net assets over $10 billion

Macquarie Systematic Emerging Markets Equity Fund

1.00% of net assets up to $500 million
0.85% of net assets over $500 million and up to $1 billion
0.83% of net assets over $1 billion and up to $2 billion
0.80% of net assets over $2 billion and up to $3 billion
0.76% of net assets over $3 billion and up to $5 billion
0.755% of net assets over $5 billion and up to $10 billion
0.75% of net assets over $10 billion

Macquarie Climate Solutions Fund

0.85% of net assets up to $1 billion
0.83% of net assets over $1 billion and up to $2 billion
0.80% of net assets over $2 billion and up to $3 billion
0.76% of net assets over $3 billion and up to $5 billion
0.75% of net assets over $5 billion and up to $10 billion
0.74% of net assets over $10 billion

Macquarie Healthcare Fund	0.85% on the first $500 million 0.80% on the next $500 million 0.75% on the next $1.5 billion 0.70% on assets in excess of $2.5 billion
Macquarie Natural Resources Fund

0.85% of net assets up to $1 billion
0.83% of net assets over $1 billion and up to $2 billion
0.80% of net assets over $2 billion and up to $3 billion
0.76% of net assets over $3 billion and up to $5 billion
0.73% of net assets over $5 billion and up to $10 billion
0.70% of net assets over $10 billion

Macquarie Real Estate Securities Fund

0.90% of net assets up to $1 billion
0.87% of net assets over $1 billion and up to $2 billion
0.84% of net assets over $2 billion and up to $3 billion
0.80% of net assets over $3 billion and up to $5 billion
0.76% of net assets over $5 billion and up to $10 billion
0.72% of net assets over $10 billion

Macquarie Science and Technology Fund

0.85% of net assets up to $1 billion
0.83% of net assets over $1 billion and up to $2 billion
0.80% of net assets over $2 billion and up to $3 billion
0.76% of net assets over $3 billion and up to $8 billion
0.755% of net assets over $8 billion and up to $13 billion
0.75% of net assets over $13 billion

Macquarie Global Bond Fund

0.625% of net assets up to $500 million
0.60% of net assets over $500 million and up to $1 billion
0.55% of net assets over $1 billion and up to $1.5 billion
0.50% of net assets over $1.5 billion and up to $5 billion
0.49% of net assets over $5 billion and up to $10 billion
0.48% of net assets over $10 billion

Macquarie High Income Fund

0.625% of net assets up to $500 million
0.60% of net assets over $500 million and up to $1 billion
0.55% of net assets over $1 billion and up to $1.5 billion
0.50% of net assets over $1.5 billion and up to $10 billion
0.49% of net assets over $10 billion and up to $20 billion
0.48% of net assets over $20 billion

74

During the last three fiscal years, the Funds paid the following investment management fees to the Manager:

Fund	March 31, 2025	March 31, 2024	March 31, 2023
Macquarie Asset Strategy Fund	$12,252,211 earned $12,252,211 paid $0 waived	$12,026,017 earned $12,018,094 paid $7,923 waived	$13,230,600 earned $13,226,595 paid $4,005 waived
Macquarie Balanced Fund	$10,561,089 earned $10,064,649 paid $496,440 waived	$10,489,537 earned $10,336,989 paid $152,548 waived	$12,642,248 earned $12,641,969 paid $279 waived
Macquarie Core Equity Fund	$23,915,365 earned $23,446,023 paid $469,342 waived	$21,804,459 earned $21,765,621 paid $38,838 waived	$23,497,037 earned $23,343,789 paid $153,248 waived
Macquarie Global Growth Fund	$7,191,146 earned $5,523,463 paid $1,667,683 waived	$4,348,255 earned $4,274,112 paid $74,143 waived	$5,473,907 earned $5,331,759 paid $142,148 waived
Macquarie International Core Equity Fund	$12,851,968 earned $8,536,802 paid $4,315,166 waived	$11,141,424 earned $8,184,334 paid $2,957,090 waived	$12,083,285 earned $9,950,496 paid $2,132,789 waived
Macquarie Large Cap Growth Fund	$47,348,401 earned $40,601,039 paid $6,747,362 waived	$35,480,495 earned $29,602,935 paid $5,877,560 waived	$28,929,789 earned $28,108,564 paid $821,225 waived
Macquarie Mid Cap Growth Fund	$48,970,453 earned $38,712,004 paid $10,258,449 waived	$46,067,351 earned $35,750,069 paid $10,317,282 waived	$45,873,032 earned $43,392,304 paid $2,480,728 waived
Macquarie Mid Cap Income Opportunities Fund	$9,231,805 earned $7,157,917 paid $2,073,888 waived	$9,889,188 earned $7,904,877 paid $1,984,311 waived	$12,126,237 earned $11,167,197 paid $959,040 waived
Macquarie Smid Cap Core Fund	$2,936,681 earned $2,302,518 paid $634,163 waived	$2,763,901 earned $2,318,028 paid $445,873 waived	$3,804,779 earned $3,462,195 paid $342,584 waived
Macquarie Small Cap Growth Fund	$10,824,888 earned $8,786,603 paid $2,038,285 waived	$11,892,661 earned $10,336,849 paid $1,555,812 waived	$14,515,743 earned $14,108,751 paid $406,992 waived
Macquarie Systematic Emerging Markets Equity Fund	$6,771,528 earned $3,692,757 paid $3,078,771 waived	$7,661,759 earned $4,060,552 paid $3,601,207 waived	$9,976,818 earned $7,011,281 paid $2,965,537 waived
Macquarie Climate Solutions Fund	$1,068,086 earned $743,214 paid $324,872 waived	$1,605,343 earned $1,240,170 paid $365,173 waived	$2,318,037 earned $2,269,028 paid $49,009 waived
Macquarie Healthcare Fund	$6,453,103 earned $6,085,253 paid $367,850 waived	$6,362,059 earned $6,087,885 paid $274,174 waived	$7,195,310 earned $6,932,022 paid $263,288 waived
Macquarie Natural Resources Fund	$1,604,427 earned $1,475,399 paid $129,028 waived	$1,923,421 earned $1,923,421 paid $0 waived	$2,294,493 earned $2,146,433 paid $148,060 waived
Macquarie Real Estate Securities Fund	$960,582 earned $594,368 paid $366,214 waived	$1,204,499 earned $945,481 paid $259,018 waived	$2,075,566 earned $1,871,226 paid $204,340 waived
Macquarie Science and Technology Fund	$46,307,140 earned $46,307,140 paid $0 waived	$40,748,570 earned $40,748,570 paid $0 waived	$45,543,637 earned $45,543,637 paid $0 waived
Macquarie Global Bond Fund	$3,079,733 earned $2,288,878 paid $790,855 waived	$2,741,748 earned $2,230,132 paid $511,616 waived	$2,716,376 earned $2,587,712 paid $128,664 waived

75

Investment Manager and Other Service Providers

Fund	March 31, 2025	March 31, 2024	March 31, 2023
Macquarie High Income Fund	$14,577,742 earned $12,528,034 paid $2,049,708 waived	$13,480,489 earned $13,480,489 paid $0 waived	$15,300,833 earned $15,300,804 paid $29 waived

Except for those expenses borne by the Manager under a Fund's Investment Management Agreement, and the Distributor under the Distribution Agreement, each Fund is responsible for all of its own expenses. Among others, such expenses include each Fund's proportionate share of certain administrative expenses; investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

On September 19, 2024, the SEC announced that MIMBT, of which the Manager is a series, had entered into a settlement agreement with the SEC consenting to an order (“Settlement Order”) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (“ARMBS Strategy”). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC's findings.

Under the Settlement Order, the SEC found that, between January 2017 and April 2021 (“Period”): (i) MIMBT valued certain collateralized mortgage-backed obligations (“CMOs”) at inflated prices; (ii) MIMBT executed dealer-interposed and internal cross trades of those CMOs between registered investment company clients and other clients at prices that deviated from market prices; (iii) certain disclosures of MIMBT relating to performance, valuation, liquidity and cross trading contained false and misleading statements and omissions; and (iv) MIMBT failed to implement policies and procedures relating to valuation, conflicts of interest and cross trades.

Under the Settlement Order, MIMBT agreed to: (i) cease and desist from committing or causing any violations or future violations of Sections 206(1), 206(2), and 206(4) of the Investment Advisers Act of 1940 and Rules 206(4)-7 and 206(4)-8 thereunder, and Sections 17(a)(1) and (a)(2) and 34(b) of the 1940 Act and Rules 22c-1 and 38a-1 thereunder; (ii) pay disgorgement of $7,633,671 and prejudgment interest of $2,197,535 to the SEC; (iii) pay a civil money penalty in the amount of $70,000,000 to the SEC, of which the SEC may distribute such civil money penalties to impacted investors, in its discretion, in a Fair Fund distribution; (iv) retain a compliance consultant for a period of two years to conduct a comprehensive review of the effectiveness and implementation of MIMBT's compliance policies and procedures, relating to: (a) valuation of relevant CMOs and associated liquidity risks; (b) cross trading; and (c) advisory conflicts of interest and disclosures with respect to (a) and (b); and (v) adopt and implement all of the compliance consultant's recommendations and provide to the SEC staff a final report prepared by the compliance consultant at the end of its engagement that confirms, among other matters, that the recommendations have been fully implemented.

A copy of the Settlement Order is available on the SEC's website at https://www.sec.gov/files/litigation/admin/2024/ia-6709.pdf.

Sub-Advisors

The Manager has entered into sub-advisory agreements on behalf of certain of the Funds, as described below, with MIMAK, MIMEL and MIMGL, each of which is an affiliate of the Manager (the “Affiliated Sub-Advisors”).

Macquarie Investment Management Austria Kapitalanlage AG

MIMAK, located at Kaerntner Strasse 28, 1010 Vienna, Austria, is an affiliate of the Manager and a part of MAM. MIMAK serves as principal sub-advisor for Macquarie Asset Strategy Fund and Macquarie Balanced Fund. In that capacity, MIMAK works together with the Manager to make day-to-day investment decisions for the Funds and to determine the Funds' asset allocation. Whenever MIMAK serves as a sub-advisor for a Fund, the Manager has ultimate responsibility for all investment advisory services for the Fund. In addition, the Manager may obtain other services from MIMAK on behalf of a Fund for which the Manager retains principal responsibility. For example, the Manager: may seek investment advice and recommendations from MIMAK; may permit MIMAK to execute security trades on behalf of the Manager; or may permit MIMAK to exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMAK's specialized market knowledge. For more information on the services MIMAK may provide for a Fund, please refer to the discussion of the Funds' investment strategies in the Prospectus.

Macquarie Investment Management Global Limited

MIMGL, located at 1 Elizabeth Street, Sydney NSW 2000, Australia, is an affiliate of the Manager and a part of MAM. MIMGL serves as principal sub-advisor for Macquarie Systematic Emerging Markets Equity Fund. In that capacity, MIMGL is primarily responsible for the day-to-day management of each Fund's portfolio. MIMGL also serves as a sub-advisor for Macquarie Real Estate Securities Fund. Whenever MIMGL serves as a sub-advisor for a Fund, the Manager has ultimate responsibility for all investment advisory services for the Fund. In addition, the Manager may obtain other services from MIMGL on behalf of a Fund for which the Manager retains principal responsibility. For example, the Manager: may seek investment advice and recommendations from MIMGL; may permit MIMGL to execute security trades on behalf of the Manager; may permit MIMGL to exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMGL's specialized market knowledge; or may seek quantitative support from MIMGL. For Macquarie Asset Strategy Fund and Macquarie Balanced Fund, MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time. For more information on the services MIMGL may provide for a Fund, please refer to the discussion of the Funds' investment strategies in the Prospectus.

Macquarie Investment Management Europe Limited

76

MIMEL, located at 28 Ropemaker Street, London, England, is an affiliate of the Manager and a part of MAM. MIMEL serves as a principal sub-advisor for Macquarie Real Estate Securities Fund. Whenever MIMEL serves as a sub-advisor for a Fund, the Manager has ultimate responsibility for all investment advisory services for the Fund. In addition, the Manager may obtain other services from MIMEL on behalf of a Fund for which the Manager retains principal responsibility. For example, the Manager: may seek investment advice and recommendations from MIMEL; may permit MIMEL to execute security trades on behalf of the Manager; or may permit MIMEL to exercise investment discretion and perform trading for securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL's specialized market knowledge. For more information on the services MIMEL may provide for a Fund, please refer to the discussion of the Funds' investment strategies in the Prospectus.

Pursuant to the terms of the relevant sub-advisory agreement, the investment sub-advisory fee is paid by the Manager to each Affiliated Sub-Advisor based on the extent to which an Affiliated Sub-Advisor provides services to the Funds. During the Funds' last three fiscal years, the Manager did not pay compensation to the Affiliated Sub-Advisors for services rendered under the sub-advisory agreements, except as shown below.

The Manager has paid MIMAK the following investment sub-advisory fees during the last three fiscal years (shown on an aggregated basis):

	March 31, 2025	March 31, 2024	March 31, 2023
Macquarie Asset Strategy Fund	$2,460,310	$2,132,246	$2,412,312
Macquarie Balanced Fund	$2,034,309	$1,856,042	$2,322,667
Macquarie Global Bond Fund	$4,283	$7,672	$14,559
Macquarie High Income Fund	$2,127	$7,977	$9,439

The investment sub-advisory fees (shown on an aggregated basis) paid to MIMAK as a percentage of each Fund's average daily net assets were as follows:

	March 31, 2025*	March 31, 2024*	March 31, 2023*
Macquarie Asset Strategy Fund	0.14%	0.12%	0.12%
Macquarie Balanced Fund	0.13%	0.12%	0.12%
Macquarie Global Bond Fund	0.00%	0.00%	0.00%
Macquarie High Income Fund	0.00%	0.00%	0.00%

*The annualized investment sub-advisory fee for each Fund is calculated as a percentage of the average daily net assets of the Fund managed by the sub-advisor.

The Manager has paid MIMGL the following investment sub-advisory fees during the last three fiscal years (shown on an aggregated basis):

	March 31, 2025	March 31, 2024	March 31, 2023
Macquarie Systematic Emerging Markets Equity Fund	$1,429,147	$1,629,505	$1,161,333
Macquarie Real Estate Securities Fund	$198,284	$259,814	$181,619
Macquarie Global Bond Fund	$980,389	$879,115	$0

The investment sub-advisory fees (shown on an aggregated basis) paid to MIMGL as a percentage of the Fund's average daily net assets were as follows:

	March 31, 2025*	March 31, 2024*	March 31, 2023*
Macquarie Systematic Emerging Markets Equity Fund	0.20%	0.20%	0.11%
Macquarie Real Estate Securities Fund	0.19%	0.20%	0.07%
Macquarie Global Bond Fund	0.20%	0.20%	0.00%

*The annualized investment sub-advisory fee for the Fund is calculated as a percentage of the average daily net assets of the Fund managed by the sub-advisor.

The Manager has paid MIMEL the following investment sub-advisory fees during the last three fiscal years (shown on an aggregated basis):

	March 31, 2025	March 31, 2024	March 31, 2023
Macquarie Real Estate Securities Fund	$72,438	$83,373	$93,818
Macquarie Global Bond Fund	$10,826	$20,805	$826,382
Macquarie High Income Fund	$5,202	$21,628	$18,239
Macquarie Systematic Emerging Markets Equity Fund	$0	$0	$859,644

The investment sub-advisory fees (shown on an aggregated basis) paid to MIMEL as a percentage of the Fund's average daily net assets were as follows:

	March 31, 2025*	March 31, 2024*	March 31, 2023*
Macquarie Real Estate Securities Fund	0.07%	0.06%	0.04%

77

Investment Manager and Other Service Providers

	March 31, 2025*	March 31, 2024*	March 31, 2023*
Macquarie Global Bond Fund	0.00%	0.00%	0.19%
Macquarie High Income Fund	0.00%	0.00%	0.00%
Macquarie Systematic Emerging Markets Equity Fund	0.00%	0.00%	0.08%

*The annualized investment sub-advisory fee for the Fund is calculated as a percentage of the average daily net assets of the Fund managed by the sub-advisor.

Distributor

The Distributor, Delaware Distributors, L.P., located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Funds' shares pursuant to: (i) a Distribution Agreement dated May 15, 2003, as amended and restated January 4, 2010, and further amended and restated on February 25, 2016, for Macquarie Healthcare Fund, and (ii) a Distribution Agreement dated April 30, 2021, for all other Funds. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Retail Classes under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectus for information on how to invest in the Funds. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the Macquarie Funds. The Board annually reviews fees paid to the Distributor.

During the Funds' last three fiscal years, the Distributor received net commissions from each Fund on behalf of its Class A shares, after reallowances to dealers, as follows:

Fund/Fiscal Year Ended	Total Amount of Underwriting Commissions	Amounts Reallowed to Dealers	Net Commission to Distributor
Macquarie Asset Strategy Fund
3/31/2025	$279,356	$235,261	$44,095
3/31/2024	$278,147	$234,120	$44,027
3/31/2023	$415,983	$300,890	$115,093
Macquarie Balanced Fund
3/31/2025	$548,904	$456,474	$92,430
3/31/2024	$551,044	$459,783	$91,261
3/31/2023	$758,349	$553,565	$204,784
Macquarie Core Equity Fund
3/31/2025	$810,983	$676,751	$134,232
3/31/2024	$773,776	$644,878	$128,898
3/31/2023	$1,089,436	$791,505	$297,931
Macquarie Global Growth Fund
3/31/2025	$137,026	$113,864	$23,162
3/31/2024	$58,733	$48,738	$9,995
3/31/2023	$89,633	$65,896	$23,737
Macquarie International Core Equity Fund
3/31/2025	$123,786	$103,474	$20,312
3/31/2024	$62,492	$51,936	$10,556
3/31/2023	$113,418	$84,465	$28,953
Macquarie Large Cap Growth Fund
3/31/2025	$1,416,594	$1,188,494	$228,100
3/31/2024	$1,576,115	$1,326,334	$249,781
3/31/2023	$1,357,839	$998,442	$359,397
Macquarie Mid Cap Growth Fund
3/31/2025	$577,853	$482,762	$95,091
3/31/2024	$809,042	$676,804	$132,238
3/31/2023	$986,134	$722,240	$263,894

78

Fund/Fiscal Year Ended	Total Amount of Underwriting Commissions	Amounts Reallowed to Dealers	Net Commission to Distributor
Macquarie Mid Cap Income Opportunities Fund
3/31/2025	$93,716	$77,461	$16,255
3/31/2024	$101,357	$84,431	$16,926
3/31/2023	$177,229	$137,554	$39,675
Macquarie Smid Cap Core Fund
3/31/2025	$57,871	$47,978	$9,893
3/31/2024	$53,069	$44,266	$8,803
3/31/2023	$86,144	$62,132	$24,012
Macquarie Small Cap Growth Fund
3/31/2025	$304,632	$253,188	$51,444
3/31/2024	$307,510	$255,926	$51,584
3/31/2023	$470,329	$341,909	$128,420
Macquarie Systematic Emerging Markets Equity Fund
3/31/2025	$55,553	$46,050	$9,503
3/31/2024	$90,166	$74,951	$15,215
3/31/2023	$110,334	$80,139	$30,195
Macquarie Climate Solutions Fund
3/31/2025	$23,940	$19,984	$3,956
3/31/2024	$49,932	$41,621	$8,311
3/31/2023	$281,354	$188,045	$93,309
Macquarie Healthcare Fund
3/31/2025	$217,882	$181,182	$36,700
3/31/2024	$219,084	$183,899	$35,185
3/31/2023	$505,195	$420,317	$84,878
Macquarie Natural Resources Fund
3/31/2025	$42,748	$35,827	$6,921
3/31/2024	$41,264	$34,424	$6,840
3/31/2023	$111,431	$76,205	$35,226
Macquarie Real Estate Securities Fund
3/31/2025	$21,968	$18,285	$3,683
3/31/2024	$26,910	$22,406	$4,504
3/31/2023	$63,846	$43,121	$20,725
Macquarie Science and Technology Fund
3/31/2025	$1,445,418	$1,216,232	$229,186
3/31/2024	$1,467,067	$1,235,263	$231,804
3/31/2023	$2,160,463	$1,580,303	$580,160
Macquarie Global Bond Fund
3/31/2025	$27,275	$23,174	$4,101
3/31/2024	$21,671	$18,464	$3,207
3/31/2023	$35,228	$29,608	$5,620
Macquarie High Income Fund
3/31/2025	$467,990	$401,961	$66,029
3/31/2024	$652,294	$560,542	$91,752
3/31/2023	$663,261	$509,177	$154,084

During the Funds' last three fiscal years, the Distributor received, in the aggregate, limited contingent deferred sales charge (“Limited CDSC”) payments with respect to the Funds' Class A shares and contingent deferred sales charge (“CDSC”) payments with respect to the Funds' Class C shares as follows:

79

Investment Manager and Other Service Providers

Fund/Fiscal Year Ended	Class A	Class C
Macquarie Asset Strategy Fund
3/31/2025	$779	$2,261
3/31/2024	$1,015	$1,789
3/31/2023	$1,365	$3,452
Macquarie Balanced Fund
3/31/2025	$2,095	$2,481
3/31/2024	$2,029	$3,079
3/31/2023	$6,071	$5,343
Macquarie Core Equity Fund
3/31/2025	$4,834	$2,619
3/31/2024	$5,745	$2,956
3/31/2023	$7,464	$3,140
Macquarie Global Growth Fund
3/31/2025	$320	$1,037
3/31/2024	$1,341	$209
3/31/2023	$1,214	$1,156
Macquarie International Core Equity Fund
3/31/2025	$590	$1,200
3/31/2024	$627	$728
3/31/2023	$1,454	$572
Macquarie Large Cap Growth Fund
3/31/2025	$5,712	$9,546
3/31/2024	$7,547	$5,214
3/31/2023	$10,325	$5,960
Macquarie Mid Cap Growth Fund
3/31/2025	$9,010	$5,324
3/31/2024	$5,986	$3,325
3/31/2023	$12,903	$11,296
Macquarie Mid Cap Income Opportunities Fund
3/31/2025	$99	$1,926
3/31/2024	$363	$966
3/31/2023	$1,454	$1,308
Macquarie Smid Cap Core Fund
3/31/2025	$532	$386
3/31/2024	$345	$547
3/31/2023	$1,518	$298
Macquarie Small Cap Growth Fund
3/31/2025	$2,989	$1,410
3/31/2024	$4,921	$1,552
3/31/2023	$4,504	$2,443
Macquarie Systematic Emerging Markets Equity Fund
3/31/2025	$481	$762
3/31/2024	$1,228	$801
3/31/2023	$1,774	$1,199
Macquarie Climate Solutions Fund
3/31/2025	$848	$22
3/31/2024	$1,255	$2,179

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Fund/Fiscal Year Ended	Class A	Class C
3/31/2023	$508	$3,448
Macquarie Healthcare Fund
3/31/2025	$82	$843
3/31/2024	$2,691	$1,978
3/31/2023	$3,342	$1,175
Macquarie Natural Resources Fund
3/31/2025	$0	$28
3/31/2024	$897	$166
3/31/2023	$593	$417
Macquarie Real Estate Securities Fund
3/31/2025	$138	$59
3/31/2024	$149	$16
3/31/2023	$129	$87
Macquarie Science and Technology Fund
3/31/2025	$7,122	$5,208
3/31/2024	$12,593	$8,443
3/31/2023	$13,294	$7,917
Macquarie Global Bond Fund
3/31/2025	$886	$80
3/31/2024	$96	$176
3/31/2023	$662	$71
Macquarie High Income Fund
3/31/2025	$1,288	$2,899
3/31/2024	$30,900	$7,278
3/31/2023	$6,677	$5,901

Transfer Agent

Delaware Investments Fund Services Company (“DIFSC”), an affiliate of the Manager, is located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, and serves as the Funds' shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to a Shareholder Services Agreement. The Transfer Agent is an indirect subsidiary of Macquarie. The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for the other Macquarie Funds. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an asset-based fee and certain out-of-pocket expenses. The Transfer Agent will bill, and the Funds will pay, such compensation monthly. Omnibus and networking fees charged by financial intermediaries and subtransfer agency fees are passed on to and paid directly by the Funds. The Transfer Agent's compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

Each Fund has authorized, in addition to the Transfer Agent, one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

BNY Mellon Investment Servicing (US) Inc. (“BNYIS”) provides subtransfer agency services to the Funds. In connection with these services, BNYIS administers the overnight investment of cash pending investment in a Fund or payment of redemptions. The proceeds of this investment program are used to offset the Funds' transfer agency expenses.

Fund Accountants

The Bank of New York Mellon (“BNY”), 240 Greenwich Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Funds. Those services include performing functions related to calculating the Funds' NAVs and providing financial reporting information, regulatory compliance testing, and other related accounting services. For these services, the Funds pay BNY an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. DIFSC provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds' pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination

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Investment Manager and Other Service Providers

of Fund NAVs and performance data. For these services, the Funds pay DIFSC an asset-based fee, subject to certain fee minimums, plus certain out-of-pocket expenses, and transactional charges. The fees payable to BNY and DIFSC under the service agreements described above will be allocated among all funds in the Macquarie Funds on a relative NAV basis.

During the past three fiscal years, the Funds paid the following amounts to BNY for fund accounting and financial administration services:

Fiscal Year Ended	Macquarie Asset Strategy Fund	Macquarie Balanced Fund	Macquarie Core Equity Fund
3/31/2025	$236,581	$199,269	$433,302
3/31/2024	$225,121	$167,820	$397,579
3/31/2023	$272,406	$255,956	$391,579

Fiscal Year Ended	Macquarie Global Growth Fund	Macquarie International Core Equity Fund	Macquarie Large Cap Growth Fund
3/31/2025	$141,846	$209,491	$890,147
3/31/2024	$9,666	$117,509	$681,903
3/31/2023	$178,362	$240,088	$465,729

Fiscal Year Ended	Macquarie Mid Cap Growth Fund	Macquarie Mid Cap Income Opportunities Fund	Macquarie Smid Cap Core Fund
3/31/2025	$725,978	$152,468	$71,029
3/31/2024	$726,118	$159,913	$7,506
3/31/2023	$544,748	$228,372	$136,917

Fiscal Year Ended	Macquarie Small Cap Growth Fund	Macquarie Systematic Emerging Markets Equity Fund	Macquarie Climate Solutions Fund
3/31/2025	$182,486	$120,348	$58,150
3/31/2024	$107,448	$37,786	$46,481
3/31/2023	$262,710	$217,952	$68,351

Fiscal Year Ended	Macquarie Healthcare Fund	Macquarie Natural Resources Fund	Macquarie Real Estate Securities Fund
3/31/2025	$121,655	$64,236	$46,769
3/31/2024	$76,695	$39,494	$18,449
3/31/2023	$127,015	$72,701	$82,610

Fiscal Year Ended	Macquarie Science and Technology Fund	Macquarie Global Bond Fund	Macquarie High Income Fund
3/31/2025	$655,348	$97,080	$322,975
3/31/2024	$547,248	$57,472	$232,877
3/31/2023	$557,280	$107,700	$330,028

During the past three fiscal years, the Funds paid the following amounts to DIFSC for fund accounting and financial administration oversight services:

Fiscal Year Ended	Macquarie Asset Strategy Fund	Macquarie Balanced Fund	Macquarie Core Equity Fund
3/31/2025	$85,962	$74,169	$176,408
3/31/2024	$68,052	$59,439	$127,725
3/31/2023	$69,665	$67,335	$122,238

Fiscal Year Ended	Macquarie Global Growth Fund	Macquarie International Core Equity Fund	Macquarie Large Cap Growth Fund
3/31/2025	$42,388	$73,113	$370,959
3/31/2024	$22,433	$51,496	$220,446
3/31/2023	$25,886	$51,867	$151,028

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Fiscal Year Ended	Macquarie Mid Cap Growth Fund	Macquarie Mid Cap Income Opportunities Fund	Macquarie Smid Cap Core Fund
3/31/2025	$286,381	$53,329	$19,664
3/31/2024	$214,808	$45,838	$15,717
3/31/2023	$186,532	$49,577	$18,848

Fiscal Year Ended	Macquarie Small Cap Growth Fund	Macquarie Systematic Emerging Markets Equity Fund	Macquarie Climate Solutions Fund
3/31/2025	$62,026	$36,107	$9,694
3/31/2024	$54,534	$33,066	$10,639
3/31/2023	$59,647	$36,704	$12,702

Fiscal Year Ended	Macquarie Healthcare Fund	Macquarie Natural Resources Fund	Macquarie Real Estate Securities Fund
3/31/2025	$39,151	$12,554	$8,838
3/31/2024	$31,435	$12,045	$8,762
3/31/2023	$28,804	$12,554	$12,488

Fiscal Year Ended	Macquarie Science and Technology Fund	Macquarie Global Bond Fund	Macquarie High Income Fund
3/31/2025	$268,298	$26,342	$123,711
3/31/2024	$189,524	$19,914	$91,089
3/31/2023	$191,035	$21,779	$97,184

Securities Lending Agent

The Board has approved each Fund's participation in a securities lending program. Under the securities lending program, BNY serves as the Funds' securities lending agent (“Securities Lending Agent”).

For the fiscal year ended March 31, 2025, the Funds did not earn income or pay any fees and/or compensation pursuant to the Securities Lending Agreement between the Trusts with respect to the Funds and the Securities Lending Agent.

Custodian
BNY is the custodian for the assets of the Funds. BNY holds securities, cash, and other assets of the Funds as required by the 1940 Act. As custodian for the Funds, BNY maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund's portfolio securities. BNY also serves as the Funds' foreign custody manager for their non-U.S. investments and is responsible for selecting, contracting with, and monitoring eligible foreign subcustodians.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

Portfolio Managers

Other Accounts Managed

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of March 31, 2025 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis.

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Portfolio Managers

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance-Based Fees
Christopher Adams Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	7 0 16	$9.1 billion $0 $1.2 billion	0 0 0	$0 $0 $0
Bradley Angermeier Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	6 1 9	$9.1 billion $171.2 million $298.2 million	0 0 0	$0 $0 $0
Erik Becker Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	2 0 2	$4.2 billion $0 $402.8 million	0 0 0	$0 $0 $0
Vivek Bommi Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	5 1 4	$2.0 billion $25.2 million $297.9 million	0 0 0	$0 $0 $0
Joshua Brown Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	3 1 6	$1.3 billion $35.7 million $151.1 million	0 0 0	$0 $0 $0
Liu-Er Chen Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	7 4 2	$6.7 billion $406.6 million $739.3 million	0 0 0	$0 $0 $0
Barry Gladstein Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	1 0 0	$98.5 million $0 $0	0 0 0	$0 $0 $0
Sam Halpert Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	5 0 0	$415.0 million $0 $0	0 0 0	$0 $0 $0
Bradley Halverson Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	5 1 5	$7.4 billion $247.5 million $533.2 million	0 0 0	$0 $0 $0
Matthew Hodgkins Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	1 0 0	$95.8 million $0 $0	0 0 0	$0 $0 $0
Charles John Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	4 1 1	$3.1 billion $17.9 million $786.8 thousand	0 0 0	$0 $0 $0
Aditya Kapoor Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	4 1 1	$3.1 billion $17.9 million $786.8 thousand	0 0 0	$0 $0 $0

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	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance-Based Fees
Geoffrey King Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	5 0 0	$415.0 million $0 $0	0 0 0	$0 $0 $0
Bradley Klapmeyer Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	5 1 8	$9.1 billion $171.2 million $298.2 million	0 0 0	$0 $0 $0
Barry Klein Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	1 0 0	$98.5 million $0 $0	0 0 0	$0 $0 $0
Benjamin Leung Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	10 40 22	$3.9 billion $12.5 billion $28.5 billion	0 10 5	$0 $5.7 billion $5.6 billion
Stefan Löwenthal Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	18 10 2	$7.0 billion $788.3 million $137.5 million	0 0 0	$0 $0 $0
James Maydew Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	1 6 15	$95.8 million $550.7 million $1.5 billion	0 0 1	$0 $0 $128.7 million
John McCarthy Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	4 3 4	$1.7 billion $297.0 million $197.2 million	0 0 0	$0 $0 $0
Kenneth McQuade Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	3 1 6	$1.3 billion $35.7 million $151.1 million	0 0 0	$0 $0 $0
Timothy Miller Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	3 1 6	$1.3 billion $35.7 million $151.1 million	0 0 0	$0 $0 $0
Michael Morris Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	7 0 16	$9.1 billion $0 $1.2 billion	0 0 0	$0 $0 $0
Matthew Mulcahy Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	1 5 56	$484.2 million $774.3 million $18.2 billion	0 0 0	$0 $0 $0
Donald Padilla Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	7 0 16	$9.1 billion $0 $1.2 billion	0 0 0	$0 $0 $0

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Portfolio Managers

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance-Based Fees
David Reidinger Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	7 0 16	$9.1 billion $0 $1.2 billion	0 0 0	$0 $0 $0
Charles (Trey) Schorgl Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	4 1 1	$3.1 billion $17.9 million $786.8 thousand	0 0 0	$0 $0 $0
Kimberly Scott Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	5 1 5	$7.4 billion $247.5 million $533.2 million	0 0 0	$0 $0 $0
Christina Van Het Hoen Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	7 0 16	$9.1 billion $0 $1.2 billion	0 0 0	$0 $0 $0
Samir Vanza Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	10 40 22	$3.9 billion $12.5 billion $28.5 billion	0 10 5	$0 $5.7 billion $5.6 billion
Andrew Vonthethoff Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	9 7 48	$16.7 billion $1.9 billion $7.5 billion	0 0 0	$0 $0 $0
Bradley Warden Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	2 0 2	$5.6 billion $0 $7.0 million	0 0 0	$0 $0 $0
Jürgen Wurzer Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	18 10 2	$7.0 billion $788.3 million $137.5 million	0 0 0	$0 $0 $0
Aaron Young Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	18 0 2	$7.0 billion $0 $137.5 million	0 0 0	$0 $0 $0
Gus Zinn Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	2 0 2	$5.6 billion $0 $7.0 million	0 0 0	$0 $0 $0

Description of Material Conflicts of Interest

Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Funds and the investment action for each such other fund or account and the Funds may differ. For example, an account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account, or a Fund. Additionally, the management of multiple funds or accounts and a Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. The Manager has established proprietary accounts and initial seed accounts, and also manages accounts for affiliated entities. A portfolio manager also may have invested in certain funds or accounts managed by the

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Manager. Accordingly, portfolio managers have an incentive to favor these accounts or funds over other client accounts or funds. The Manager, MIMAK, and MIMGL have adopted procedures designed to allocate investments fairly across multiple funds and accounts including, unless prohibited by applicable law, proprietary and affiliated accounts.

Some of the accounts managed by a portfolio manager as set forth in the table above may have performance-based fees. This compensation structure presents a potential conflict of interest because a portfolio manager has an incentive to manage these accounts so as to enhance their performance, to the possible detriment of other accounts for which the Manager does not receive a performance-based fee.

A portfolio manager's management of personal accounts also may present certain conflicts of interest. While the Manager's , MIMAK's, and MIMGL's Codes of Ethics are designed to address these potential conflicts, there is no guarantee that they will do so.

When the Manager and its affiliates establish proprietary accounts, provide the initial seed capital in connection with the creation of a new investment product or style, and manage affiliate accounts, these accounts may not exhibit the same performance results as a similarly managed Fund for a variety of reasons, including regulatory restrictions on the type and amount of securities in which the proprietary capital invests, differential credit and financing terms, and the use of hedging transactions that differ from those used to implement investment strategies for advisory clients.

Compensation Structure

Each portfolio manager's compensation consists of the following:

Base Salary - Each named portfolio manager receives a fixed base salary.  Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus - Angermeier, Becker, Brown, Halverson, John, Kapoor, Klapmeyer, McQuade, Miller, Schorgl, Scott, Warden, Zinn. Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products the portfolio managers manage. Macquarie Asset Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant products and the investment management team) creates the “bonus pool” for the products. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors generally having the largest share. The pool is allotted based on subjective factors and objective factors. The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Morningstar, Inc. (“Morningstar”) peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Bonus - Chen. The portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products the portfolio manager manages.  Macquarie Asset Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product.  Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share.  The pool is allotted based on subjective factors and objective factors.  The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Morningstar peer groups and the performance of institutional composites relative to the appropriate indices.   Three- and five-year performance are weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Bonus - Halpert, King. Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Macquarie Asset Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors and objective factors. The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Morningstar peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Bonus - Reidinger, Adams, Morris, Padilla, Van Het Hoen. Each named portfolio manager is eligible to receive an annual cash bonus.  The bonus pool is determined by the revenues associated with the products a portfolio manager manages.  Macquarie Asset Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team)

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Portfolio Managers

creates the “bonus pool” for the product.  Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share.  The pool is allotted based on subjective factors and objective factors.  The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Morningstar peer groups and the performance of institutional composites relative to the appropriate indices.  Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Bonus - Young. Each named portfolio manager is eligible to receive an annual cash bonus.  The bonus pool is determined by the revenues associated with the products a portfolio manager manages.  Macquarie Asset Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product.  Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors generally having the largest share.  Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Bonus - Löwenthal, Wurzer. Each named portfolio manager is eligible to receive an annual cash bonus.  The bonus pool is determined by the revenues associated with the products a portfolio manager manages.  Macquarie Asset Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product.  Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors generally having the largest share.  Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Bonus - Gladstein, Klein. Fixed remuneration takes into consideration the role of individuals and market conditions. Remuneration is reviewed on a yearly basis in February/March and takes effect from April 1 of that year. Aggregate staff profit share is linked to Macquarie Group's profitability and return on ordinary equity, with the allocation of individual profit share being based on factors including contribution to profit, use of capital, funding and risk. Macquarie Group operates profit share retention arrangements for employees meeting certain pay thresholds, to ensure an appropriate balance between short and longer-term incentives. Compensation is not directly based on the pre or post tax performance of the Fund over a certain period. However, performance of the Fund may be one factor taken into account in determining compensation.

Profit Share - Bommi, McCarthy, Mulcahy, Vonthethoff.  Investment professionals are eligible to receive a profit share allocation, which is based on quantitative and qualitative factors. Profit share allocations to individuals consider individual remuneration levels in the market in which the MAM business operates and are primarily based on business profits and individual contribution to profits for MAM revenue generating employees. Individual contribution is assessed on a range of factors including the successful completion of key fund and portfolio investment initiatives, and the long-term performance of the investments for which an individual is responsible. The total amount available for profit share allocations to individual investment professionals is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. For investment companies, each manager is compensated according to the Fund's Broadridge Financial Solutions, Inc. (formerly, Lipper Inc.) (“Broadridge”) or Morningstar, Inc. peer group percentile ranking on a 1-, 3-, and 5-year basis, with longer term performance more heavily weighted. For managed separate accounts, the portfolio managers are compensated according to the composite percentile ranking against the eVestment Alliance database (or similar sources of relative performance data) on a one-, three-, and five-year basis, with longer term performance more heavily weighted; composite performance relative to the benchmark is also evaluated for the same time periods. Incentives reach maximum potential at the top 25th-30th percentile. The remaining portion of the profit allocation is discretionary as determined by MAM and takes into account subjective factors.

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager's actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

Bonus - Hodgkins. Each named portfolio manager is eligible to receive an annual cash bonus.  The bonus pool is determined by the revenues associated with the products a portfolio manager manages.  Macquarie Asset Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product.  Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors generally having the largest share.  Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Bonus - Leung, Maydew, Vanza. Each named portfolio manager is eligible to receive an annual cash bonus.  The bonus pool is determined by the revenues associated with the products a portfolio manager manages.  Macquarie Asset Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product.  Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors generally having the largest share.  Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

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Portfolio managers participate in retention programs, including a MAM notional investment plan (the “MAM Notional Investment Plan”) and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.

MAM Notional Investment Plan — A portion of a portfolio manager's retained profit share may be notionally exposed to the return of certain funds within the complex pursuant to the terms of the MAM Notional Investment Plan. The retained amount will vest in equal tranches over a period ranging from four to five years after the date of investment (depending on the level of the employee).

Macquarie Group Employee Retained Equity Plan — A portion of a portfolio manager's retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan (“MEREP”), which is used to deliver remuneration in the form of Macquarie equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in a period ranging from four to five years after the date of investment (depending on the level of the employee).

Other Compensation — Portfolio managers may also participate in benefit plans and programs available generally to all similarly situated employees.

Ownership of Fund Shares

As of March 31, 2025, the portfolio managers beneficially owned shares of the Funds, as described below. If no information is shown below for a portfolio manager, the portfolio manager did not own shares of any Fund.

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned[1,2]
Barry Gladstein	Macquarie Climate Solutions Fund	$10,001-$50,000
Geoffrey King	Macquarie Climate Solutions Fund	$10,001-$50,000
Barry Klein	Macquarie Climate Solutions Fund	$1-$10,000
Erik Becker	Macquarie Core Equity Fund	Over $1 million
Liu-Er Chen	Macquarie Healthcare Fund	Over $1 million
Aditya Kapoor	Macquarie International Core Equity Fund	$100,001-$500,000
Bradley Warden	Macquarie Science and Technology Fund	$500,001-$1 million
Kenneth McQuade	Macquarie Small Cap Growth Fund	$100,001-$500,000
Timothy Miller	Macquarie Small Cap Growth Fund	$100,001-$500,000
Christopher Adams	Macquarie Smid Cap Core Fund	$10,001-$50,000
Donald Padilla	Macquarie Smid Cap Core Fund	$10,001-$50,000
David Reidinger	Macquarie Smid Cap Core Fund	$50,001-$100,000
Christina Van Het Hoen	Macquarie Smid Cap Core Fund	$10,001-$50,000

1	The ranges for Fund share ownership by portfolio managers are: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1 million; or over $1 million.
2	Includes Fund shares beneficially owned by portfolio manager and immediate family members sharing the same household.

The compensation of the portfolio managers under the MAM Notional Investment Plan (as described above) may include amounts that correspond to a hypothetical investment that directly tracks the return of a Fund that the portfolio manager manages. This indirect exposure to a Fund's returns is referred to as shares owned notionally. A portfolio manager that is compensated in this manner will experience the same investment returns that are experienced by shareholders of a Fund, but the portfolio manager does not directly own shares of the Fund providing such investment exposure.

As of March 31, 2025, the portfolio managers had notional exposure to an investment in the applicable Funds through the MAM Notional Investment Plan, as described below. If no information is shown below for a portfolio manager, the portfolio manager did not have notional exposure to an investment in a Fund through the MAM Notional Investment Plan.

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Portfolio Managers

Portfolio Manager	Fund	Dollar Range of Hypothetical Exposure to Fund Shares[1]
Liu-Er Chen	Macquarie Healthcare Fund	Over $1 million
Samuel Halpert	Macquarie Natural Resources Fund	$50,001 - $100,000
Geoffrey King	Macquarie Natural Resources Fund	$10,001 - $50,000
Benjamin Leung	Macquarie Systematic Emerging Markets Equity Fund	$100,001 - $500,000
Samir Vanza	Macquarie Systematic Emerging Markets Equity Fund	$50,001 - $100,000
Erik Becker	Macquarie Core Equity Fund	$500,001 - $1 million
Bradley Klapmeyer	Macquarie Large Cap Growth Fund	$500,001 - $1 million
Bradley Angermeier	Macquarie Large Cap Growth Fund	$100,001 - $500,000
Kimberly Scott	Macquarie Mid Cap Growth Fund	$100,001 - $500,000
Bradley Halverson	Macquarie Mid Cap Growth Fund	$100,001 - $500,000
Kimberly Scott	Macquarie Mid Cap Income Opportunities Fund	$100,001 - $500,000
Bradley Halverson	Macquarie Mid Cap Income Opportunities Fund	$100,001 - $500,000
Bradley Warden	Macquarie Science and Technology Fund	$100,001 - $500,000
Gus Zinn	Macquarie Science and Technology Fund	$500,001 - $1 million
Timothy Miller	Macquarie Small Cap Growth Fund	$100,001 - $500,000
Kenneth McQuade	Macquarie Small Cap Growth Fund	$100,001 - $500,000
Joshua Brown	Macquarie Small Cap Growth Fund	$10,001 - $50,000
Aditya Kapoor	Macquarie International Core Equity Fund	$100,001 - $500,000
Charles John	Macquarie International Core Equity Fund	$100,001 - $500,000
Charles (Trey) Schorgl	Macquarie International Core Equity Fund	$50,001 - $100,000
Matthew Hodgkins	Macquarie Real Estate Securities Fund	$10,001 - $50,000

1	The ranges for Fund share ownership by portfolio managers are: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1 million; or over $1 million.

Trading Practices and Brokerage

The Manager or sub-advisor, as the case may be, selects broker/dealers to execute transactions on behalf of the Funds for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration in selecting broker/dealers is to seek those broker/dealers who will provide best execution for the Funds. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where the Funds either buy securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price), which is the economic equivalent of a commission. When a commission is paid, the Funds pay reasonable brokerage commission rates based upon the professional knowledge of the Manager's or sub-advisor's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

During the last three fiscal years, the aggregate dollar amounts of brokerage commissions paid by the Funds were as follows:

	2025	2024	2023
Macquarie Asset Strategy Fund	$698,088	$739,995	$906,501
Macquarie Balanced Fund	$205,450	$164,603	$238,393
Macquarie Core Equity Fund	$356,630	$449,388	$592,381
Macquarie Global Growth Fund	$590,210	$289,803	$467,131
Macquarie International Core Equity Fund	$2,368,267	$1,003,731	$1,591,401
Macquarie Large Cap Growth Fund	$296,445	$126,582	$302,883
Macquarie Mid Cap Growth Fund	$1,373,058	$1,169,461	$831,926
Macquarie Mid Cap Income Opportunities Fund	$210,306	$233,404	$362,930

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	2025	2024	2023
Macquarie Smid Cap Core Fund	$48,340	$54,968	$112,707
Macquarie Small Cap Growth Fund	$1,056,230	$861,926	$1,247,576
Macquarie Systematic Emerging Markets Equity Fund	$431,337	$604,420	$2,263,582
Macquarie Climate Solutions Fund	$58,562	$93,854	$360,116
Macquarie Healthcare Fund	$27,728	$102,094	$92,631
Macquarie Natural Resources Fund	$178,101	$211,061	$232,341
Macquarie Real Estate Securities Fund	$54,090	$62,744	$138,312
Macquarie Science and Technology Fund	$1,316,117	$603,588	$1,753,296
Macquarie Global Bond Fund	$139,097	$126,809	$0
Macquarie High Income Fund	$1,837	$10,739	$113,874

Subject to applicable requirements, such as seeking best execution and Rule 12b-1(h) under the 1940 Act, the Manager or the sub-advisor may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to broker/dealers who provide brokerage and research services. These services may include providing advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities, or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analysis; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager or the sub-advisor in connection with its investment decision-making process with respect to one or more mutual funds and separate accounts managed by it, and may not be used, or used exclusively, with respect to the mutual fund or separate account generating the brokerage.

Securities transactions for a Fund may be effected in foreign markets that may not allow negotiation of commissions or where it is customary to pay fixed rates.

As provided in the Securities Exchange Act of 1934, as amended, and the Funds' Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Funds paying higher commissions, the Manager or the sub-advisor believes that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager or the sub-advisor that constitute, in some part, brokerage and research services used by the Manager or the sub-advisor in connection with its investment decision-making process and constitute, in some part, services used by the Manager or the sub-advisor in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager or the sub-advisor will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager or the sub-advisor in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as a Fund is not disadvantaged, other than the potential for additional commissions/equivalents, portfolio transactions that generate commissions or their equivalent can be allocated to broker/dealers that provide services directly or indirectly to a Fund and/or to other Macquarie Funds. Subject to best execution, commissions/equivalents allocated to brokers providing such services may or may not be generated by the funds receiving the service. In such instances, the commissions/equivalents would be used for the advantage of a Fund or other funds and not for the advantage of the Manager or the sub-advisor.

During the fiscal year ended March 31, 2025, portfolio transactions of the Funds in the amounts listed below, resulting in brokerage commissions in the amounts listed below, were directed to brokers for brokerage and research services provided:

	Transaction Amounts	Brokerage Commissions
Macquarie Asset Strategy Fund	$309,505	$920,921,899
Macquarie Balanced Fund	$63,359	$646,261,856
Macquarie Core Equity Fund	$221,526	$2,162,849,852
Macquarie Global Growth Fund	$302,532	$844,606,673
Macquarie International Core Equity Fund	$1,212,203	$1,965,589,560
Macquarie Large Cap Growth Fund	$184,604	$2,992,819,236
Macquarie Mid Cap Growth Fund	$58,822	$451,683,336
Macquarie Mid Cap Income Opportunities Fund	$137,598	$763,988,484
Macquarie Smid Cap Core Fund	$30,714	$101,404,071
Macquarie Small Cap Growth Fund	$636,169	$2,071,860,680
Macquarie Systematic Emerging Markets Equity Fund	$22,485	$438,595,665

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Trading Practices and Brokerage

	Transaction Amounts	Brokerage Commissions
Macquarie Climate Solutions Fund	$36,107	$78,037,788
Macquarie Healthcare Fund	$17,118	$130,389,649
Macquarie Natural Resources Fund	$109,923	$185,346,270
Macquarie Real Estate Securities Fund	$34,015	$115,395,003
Macquarie Science and Technology Fund	$775,877	$5,530,228,795
Macquarie Global Bond Fund	$0	$0
Macquarie High Income Fund	$373	$217,856

As of March 31, 2025, the Funds held the following amounts of securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers' parents. If no information is shown for a Fund, the Fund did not hold securities of its regular broker/dealers as of the end of its fiscal year.

Fund	Name of Broker/Dealer	Market Value of Aggregate Holdings
Macquarie Balanced Fund	MORGAN STANLEY	$15,941,858
	UBS GROUP AG	$1,648,639
Macquarie Global Bond Fund	WELLS FARGO & COMPANY	$401,707
Macquarie Mid Cap Growth Fund	LPL FINANCIAL HOLDINGS INC	$65,728,315

The Manager or the sub-advisor, as the case may be, may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will meet the requirement to seek best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager or sub-advisor and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

From time to time, the Manager may recommend or execute trades in certain instruments between a Fund and other accounts managed by the Manager or its affiliates (including proprietary, seed, and affiliate accounts). These trades are known as cross trades. Cross trades can provide a benefit to a Fund in the form of reduced market impact, increased execution efficiency and reduced transaction costs, and the ability to fill sell and purchase orders at more advantageous prices. Cross trades create actual or potential conflicts of interest between a Fund and other accounts managed by the Manager or its affiliates, and for the Manager and its affiliates, including the possibility that the Manager, for example, will effect a cross trade at a price that is disadvantageous to a participating client account, will transfer an undesirable security from a client paying higher fees to one paying lower fees, will transfer an illiquid security held by a client account in need of liquidity to another client account, or use one client account to “park” desirable securities for other client accounts until cash becomes available. To address these potential conflicts, the Funds have adopted a policy requiring all cross trades for a Fund to comply with Rule 17a-7 under the 1940 Act and applicable SEC guidance. This policy requires, among other things, that cross trades for a Fund must only involve a security for which market quotations are readily available and must be effected at the independent current market price of the security.

Consistent with the Financial Industry Regulatory Authority (“FINRA”) rules, and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Fund expenses, such as custodian fees.

Each Fund has the authority to participate in a commission recapture program. Under the program and subject to seeking best execution (as described above), a Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Any such commission rebates will be included as a realized gain on securities in the appropriate financial statements of a Fund. The Manager and its affiliates have previously acted, and may in the future act, as an investment manager to mutual funds or separate accounts affiliated with the administrator of the commission recapture program. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment managers and may also participate in other types of businesses and provide other services in the investment management industry.

Capital Structure

Capitalization

Each Trust currently has authorized, and allocated to each Class of its respective Fund(s), an unlimited number of shares of beneficial interest. All shares of each Fund are, when issued in accordance with the registration statement (as amended from time to time), the applicable Trust's governing instruments and applicable law, fully paid and nonassessable. Shareholders do not have preemptive rights. All shares of a Fund represent an undivided proportionate interest in the assets of the Fund. Shareholders of the Funds' Institutional Class and Class R6 may not vote on any matter that affects the Retail Classes' Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of the Retail Classes may vote only on matters affecting their respective

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Class, including the Retail Classes' Rule 12b-1 Plans that relate to the Class of shares that they hold. However, a Fund's Class C shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to its Class A shares. Except for the foregoing, each share Class of a Fund has the same voting and other rights and preferences as the other Classes of such Fund. General expenses of a Fund will be allocated on a pro rata basis to the Classes according to asset size, except that expenses of the Retail Classes' Rule 12b-1 Plans will be allocated solely to those Classes, and Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or subtransfer agency fees paid to brokers, dealers, or other financial intermediaries.

Noncumulative Voting

Each Trust's shares have noncumulative voting rights, meaning that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

Purchasing Shares

General Information

Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized financial intermediaries or directly by contacting the applicable Trust. Each Trust reserves the right to suspend sales of Fund shares, and reject any order for the purchase of Fund shares if, in the opinion of management, such rejection is in a Fund's best interest. The minimum initial investment generally is $1,000 for Class A shares and Class C shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A shares will be waived for purchases by officers, Trustees, and employees of any Macquarie Fund, the Manager, or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. There are no minimum purchase requirements for Class R, Class R6, Class Y and Institutional Class shares (except those purchased through an automatic investment plan), but certain eligibility requirements must be met.

You may purchase only up to $1 million of Class C shares of each Fund at one time. Orders that exceed $1 million or more will be rejected. See Investment Plans below for purchase limitations applicable to retirement accounts. An investor should keep in mind that reduced front-end sales charges apply to investments of $50,000 or more in Class A shares, and that Class A shares are subject to lower annual Rule 12b-1 Plan expenses than Class C shares and generally are not subject to a CDSC.

Financial intermediaries are responsible for transmitting orders promptly. Each Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. Each Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any Macquarie Fund. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a US financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

Each Fund also reserves the right, following shareholder notification, to charge a service fee on nonretirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

In addition, each Fund reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

Minimum purchase and minimum balance requirements do not apply to accounts participating in advisory or asset-allocation programs covered by financial intermediaries. Certain accounts held in omnibus or programs covered by certain intermediaries may be opened with less than the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

FINRA has adopted amendments to its Conduct Rules, relating to investment company sales charges. Each Trust and the Distributor intend to operate in compliance with these rules.

Certificates representing shares purchased are not ordinarily issued. Certificates were previously issued for Class A and Institutional Class shares of Macquarie Healthcare Fund. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by the Transfer Agent. The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor will be permitted to obtain a certificate in certain limited circumstances that are approved by an appropriate officer of Macquarie Healthcare Fund. No charge is assessed by the Trust for any certificate issued. Macquarie Healthcare Fund does not intend to issue replacement certificates for lost or stolen certificates, except in certain limited circumstances that are approved by an appropriate officer of the Fund. In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the

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Purchasing Shares

lost or stolen certificate. Please contact the Trust for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Contact your financial intermediary for specific information regarding the availability and suitability of various account options described throughout this SAI. Contact your financial intermediary for specific information with respect to the financial intermediary's policies regarding minimum purchase and minimum balance requirements and involuntary redemption, which may differ from what is described throughout this SAI.

Comparison of Share Classes

The alternative purchase arrangements of Class A shares and Class C shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A shares and incur a front-end sales charge and annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of a Fund, or to purchase Class C shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses.

Class C shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class C shares are subject to annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% of average daily net assets of the Class, 0.25% of which is a service fee to be paid to the Distributor, dealers, or others for providing personal service and/or encouraging and fostering the maintenance of shareholder accounts. Class C shares that automatically convert to Class A shares at the end of approximately 8 years after purchase will be subject to Class A shares' annual Rule 12b-1 Plan expenses.

The higher Rule 12b-1 Plan expenses on Class C shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time.

Class R and Class Y shares have no front-end sales charge and are not subject to a CDSC, but Class Y shares incur annual Rule 12b-1 expenses of up to a maximum of 0.25% and Class R shares incur annual Rule 12b-1 expenses of up to a maximum of 0.50%. In comparing Class C shares to Class R and Class Y shares, investors should consider the higher Rule 12b-1 Plan expenses on Class C shares. Investors also should consider the fact that Class R and Class Y shares do not have a front-end sales charge and, unlike Class C shares, are not subject to a CDSC. Class R and Class Y shares may only be purchased by certain eligible investors. See Investing in the Fund — Choosing a share class — Class R and —Class Y in the Prospectus for information about Class R and Class Y share purchase eligibility, respectively.

For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A shares, from the proceeds of the front-end sales charge and Rule 12b-1 Plan fees; in the case of Class C shares, from the proceeds of the Rule 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption; and in the case of Class R shares and Class Y shares, from the proceeds of the Rule 12b-1 Plan fees. Financial intermediaries may receive different compensation for selling the Retail Classes. Investors should understand that the purpose and function of the respective Rule 12b-1 Plans (including for Class R and Class Y shares) and the CDSC applicable to Class C shares are the same as those of the Rule 12b-1 Plan and the front-end sales charge applicable to Class A shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans under Rule 12b-1 for the Retail Classes below.

Class R6 shares have no upfront sales charge, are not subject to a CDSC, and do not assess a 12b-1 fee. Class R6 shares do not pay any service fees, sub-accounting fees, and/or subtransfer agency fees to any unaffiliated brokers, dealers, or other financial intermediaries. Class R6 shares may only be purchased by certain eligible investors. See Investing in the Fund — Choosing a share class — Class R6 in the Prospectus for information about Class R6 share purchase eligibility.

Dividends, if any, paid on the Retail Classes, Class R6 shares, and Institutional Class shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of Rule 12b-1 Plan expenses relating to the Retail Classes will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value for more information.

Class A Shares: Purchases of $50,000 ($100,000 for Macquarie Global Bond Fund and Macquarie High Income Fund) or more of Class A shares at the offering price carry reduced front-end sales charges as shown in the table in the Prospectus, and may include a series of purchases over a 13-month period under a letter of intent signed by the purchaser. See Special Purchase Features — Class A shares below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

From time to time, upon written notice to dealers, the Distributor may hold special promotions for specified periods during which the Distributor may re-allow to dealers up to the full amount of the front-end sales charge. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid.

Share Class Exchanges

If you wish to transfer your investment between share classes within the same Fund or between different funds, we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

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Exchanges of shares for the same Fund generally will be tax-free for federal income tax purposes. You should consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares.

Each of these exchange privileges is subject to termination and may be amended from time to time.

Exchanging Class A shares for Institutional Class shares

Class A shares purchased by accounts participating (or intending to participate) in certain programs sponsored by and/or controlled by financial intermediaries (“Programs”) may be exchanged by the financial intermediary on behalf of the shareholder for Institutional Class shares of another fund under certain circumstances, depending on such Program's eligibility to purchase Institutional Class shares of that fund. Such exchange will be on the basis of the NAVs per share, without the imposition of any sales load, fee, or other charge.

Holders of Class A shares that were sold without a front-end sales load but for which the Distributor has paid a commission to a financial intermediary are generally not eligible for this exchange privilege until the applicable CDSC period has expired. The applicable CDSC period is generally 18 months after the purchase of such Class A shares, but please see the Choosing a share class section of the Prospectus for the CDSC period that applies to your Fund.

Exchanging Class C shares for Class A shares or Institutional Class shares

Class C shares purchased by accounts participating (or intending to participate) in certain Programs may be exchanged by the financial intermediary on behalf of the shareholder for either Class A shares or Institutional Class shares of a Fund under certain circumstances, depending on such Program's eligibility to purchase either Class A shares or Institutional Class shares of a Fund. Such exchange will be on the basis of the NAVs per share, without the imposition of any sales load, fee, or other charge.

Holders of Class C shares that are subject to a CDSC are generally not eligible for this exchange privilege until the applicable CDSC period has expired. The applicable CDSC period is generally one year after the purchase of such Class C shares.

Exchanging Institutional Class shares for Class A shares

If a shareholder of Institutional Class shares has ceased his or her participation in a Program, or the financial intermediary has determined to utilize Class A shares in the Program or the shareholder transfers to a Program that utilizes Class A shares, the financial intermediary may exchange all such Institutional Class shares for Class A shares of a Fund. Such exchange will be on the basis of the relative NAVs of the shares, without imposition of any sales load, fee, or other charge.

Dealer's Commission

For initial purchases of Class A shares of $1 million or more, a dealer's commission may be paid by the Distributor to financial intermediaries through whom such purchases are effected.

In determining a financial intermediary's eligibility for the dealer's commission, purchases of Class A shares of other Macquarie Funds to which a Limited CDSC applies (see Redemption and Exchange—Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value below) may be aggregated with those of the Class A shares of another Fund. Financial intermediaries also may be eligible for a dealer's commission in connection with certain purchases made under a letter of intent or pursuant to an investor's right of accumulation. Financial intermediaries should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

An exchange from other Macquarie Funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

The Macquarie Funds no longer offer a dealer's commission to financial intermediaries on sales eligible for purchase at NAV in Class A shares for retirement plan accounts as described in the Prospectus.

Contingent Deferred Sales Charge — Class C shares

Class C shares are purchased without a front-end sales charge. Class C shares redeemed within 12 months of purchase may be subject to a CDSC of 1.00%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time of purchase of the shares being redeemed or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “net asset value at the time of purchase” will be the NAV at purchase of Class C shares, even if those shares are later exchanged for shares of another Macquarie Fund. In the event of an exchange of the shares, the “net asset value of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange. See the Prospectus for a list of the instances in which the CDSC is waived.

Approximately 8 years after purchase, the investor's Class C shares will be eligible to automatically convert to Class A shares of the same Fund. See Automatic Conversion of Class C shares below. Such conversion will constitute a tax-free exchange for federal income tax purposes. Investors are reminded that the Class A shares to which Class C shares will convert are subject to Class A shares' ongoing annual Rule 12b-1 Plan expenses.

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Purchasing Shares

In determining whether a CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

Automatic Conversion of Class C shares

Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund. Conversions of Class C shares into Class A shares will generally occur monthly during the calendar year, on the 18th day or next business day of each month (each, a “Conversion Date”). If the eighth anniversary after a purchase of Class C shares falls on a Conversion Date, an investor's Class C shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class C shares will be converted on the next Conversion Date after such anniversary.

The automatic conversion of Class C to Class A shares will be on the basis of the NAV per share, without the imposition of any sales load, fee or other charge. Class C shares of a Fund acquired through a reinvestment of dividends will convert to Class A shares of the Fund pro rata with Class C shares of the Fund not acquired through dividend reinvestment. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans, omnibus accounts, and in certain other instances, a Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares. In these circumstances, a Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares.

In addition, a financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or eligibility requirements in regards to the conversion of Class C shares into Class A shares. In these cases, certain Class C shareholders may not be eligible to convert to Class A shares as described above. However, these Class C shareholders may be permitted to exchange their Class C shares for Class A shares pursuant to the terms of the financial intermediary's conversion policy. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding the conversion of Class C shares to Class A shares.

Level Sales Charges Alternative — Class C shares

Class C shares may be purchased at NAV without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates financial intermediaries for selling Class C shares at the time of purchase from its own assets in an amount equal to no more than 1.00% of the dollar amount purchased. As discussed below, Class C shares are subject to annual Rule 12b-1 Plan expenses and, as discussed above, if redeemed within 12 months of purchase, a CDSC.

Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C shares. These payments support the compensation paid to financial intermediaries for selling Class C shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

Holders of Class C shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C shares as described in this SAI. See Redemption and Exchange below.

Plans under Rule 12b-1 for the Retail Classes

Each Fund (except Macquarie Healthcare Fund)

Pursuant to Rule 12b-1 under the 1940 Act, Ivy Funds has adopted a plan for each of the Retail Classes (the “Plans”). Each Plan permits a Fund to pay for certain distribution and/or shareholder servicing expenses of only the class of shares to which the Plan applies. The Plans do not apply to the Institutional Class shares or Class R6 shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of the Funds' Institutional Class shares or Class R6 shares. Shareholders of the Institutional Class and Class R6 shares may not vote on matters affecting the Plans.

The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Retail Classes monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things: preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes; compensating sales and marketing personnel; holding special promotions for specified periods of time; and paying distribution and maintenance fees to financial intermediaries and others. In connection with the promotion of shares of the Retail Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning the Retail Classes and increase sales of the Retail Classes.

96

The Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Retail Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of the Trust's Independent Trustees, who may reduce the fees or terminate the Plans at any time.

All of the distribution expenses incurred by the Distributor and others, such as financial intermediaries, in excess of the amount paid on behalf of the Retail Classes would be borne by such persons without any reimbursement from such Retail Classes. Consistent with the requirements of Rule 12b-1(h) under the 1940 Act and subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from, or to, firms that receive payments under the Plans.

From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

The Plans and the Distribution Agreement, as amended, have all been approved by the Board, including a majority of the Independent Trustees, who have no direct or indirect financial interest in the Plans and the Distribution Agreement, by a vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Distribution Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board in the same manner as specified above.

Each year, the Board must determine that continuation of the Plans is in the best interest of shareholders of the Retail Classes and that there is a reasonable likelihood of each Plan providing a benefit to its respective Retail Class. The Plans and the Distribution Agreement, as amended, may be terminated with respect to a Retail Class at any time without penalty by a majority of Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreement, or by a majority vote of the relevant Retail Class's outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Retail Class's outstanding voting securities, as well as by a majority vote of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreement. With respect to a Fund's Class A Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Fund's Class C shares. Also, any other material amendment to the Plans must be approved by a majority vote of the Board, including a majority of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreement. In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent Trustees and who have no direct or indirect financial interest in the Plans or Distribution Agreement. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board for its review.

Macquarie Healthcare Fund

Pursuant to Rule 12b-1 under the 1940 Act, Delaware Group® Equity Funds IV has adopted a plan for each of the Retail Classes (the “Plans”). Each Plan permits the Fund to pay for certain distribution, promotional, and related expenses involved in the marketing of only the class of shares to which the Plan applies. The Plans do not apply to the Institutional Class shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of the Fund's Institutional Class shares. Shareholders of the Institutional Class shares may not vote on matters affecting the Plans.

The Plans permit the Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Retail Classes monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things: preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes; compensating sales and marketing personnel; holding special promotions for specified periods of time; and paying distribution and maintenance fees to financial intermediaries and others. In connection with the promotion of shares of the Retail Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning the Retail Classes and increase sales of the Retail Classes.

The Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Retail Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of the Trust's Independent Trustees, who may reduce the fees or terminate the Plans at any time.

All of the distribution expenses incurred by the Distributor and others, such as financial intermediaries, in excess of the amount paid on behalf of the Retail Classes would be borne by such persons without any reimbursement from such Retail Classes. Consistent with the requirements of Rule 12b-1(h) under the 1940 Act and subject to seeking best execution, the Fund may, from time to time, buy or sell portfolio securities from, or to, firms that receive payments under the Plans.

From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

97

Purchasing Shares

The Plans and the Distribution Agreement, as amended, have all been approved by the Board, including a majority of the Independent Trustees, who have no direct or indirect financial interest in the Plans and the Distribution Agreement, by a vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Distribution Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board in the same manner as specified above.

Each year, the Board must determine that continuation of the Plans is in the best interest of shareholders of the Retail Classes and that there is a reasonable likelihood of each Plan providing a benefit to its respective Retail Class. The Plans and the Distribution Agreement, as amended, may be terminated with respect to a Retail Class at any time without penalty by a majority of Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreement, or by a majority vote of the relevant Retail Class's outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Retail Class's outstanding voting securities, as well as by a majority vote of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreement. With respect to the Fund's Class A Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Fund's Class C shares. Also, any other material amendment to the Plans must be approved by a majority vote of the Board, including a majority of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreement. In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent Trustees and who have no direct or indirect financial interest in the Plans or Distribution Agreement. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board for its review.

For the fiscal year ended March 31, 2025, the Rule 12b-1 payments for the Macquarie Asset Strategy Fund's Class A shares, Class C shares, Class R shares and Class Y shares were: $3,253,062, $297,797, $108,920, and $201,043, respectively. Such amounts were used for the following purposes:

Macquarie Asset Strategy Fund	Class A shares	Class C shares	Class R shares	Class Y shares
Advertising	-	-	-	-
Annual/Semiannual Reports	-	-	-	-
Broker Sales Charge	-	$21,494	-	-
Broker Trails*	$2,231,342	$236,199	$101,931	$198,026
Salaries & Commissions to Wholesalers	$205,703	$25,373	$4,234	$840
Interest on Broker Sales Charge	-	$941	-	-
Promotion - Other	-	-	-	-
Prospectus Printing	-	-	-	-
Wholesaler Expenses	$816,017	$13,790	$2,755	$2,177
Total Expenses	$3,253,062	$297,797	$108,920	$201,043

For the fiscal year ended March 31, 2025, the Rule 12b-1 payments for the Macquarie Balanced Fund's Class A shares, Class C shares, Class R shares and Class Y shares were: $2,831,015, $327,564, $49,580, and $26,098, respectively. Such amounts were used for the following purposes:

Macquarie Balanced Fund	Class A shares	Class C shares	Class R shares	Class Y shares
Advertising	-	-	-	-
Annual/Semiannual Reports	-	-	-	-
Broker Sales Charge	-	$24,714	-	-
Broker Trails*	$2,416,186	$277,801	$48,782	$25,361
Salaries & Commissions to Wholesalers	396,487	-	$178	$737
Interest on Broker Sales Charge	-	$1,172	-	-
Promotion - Other	-	-	-	-
Prospectus Printing	-	-	-	-
Wholesaler Expenses	$18,342	$23,877	$620	-
Total Expenses	$2,831,015	$327,564	$49,580	$26,098

For the fiscal year ended March 31, 2025, the Rule 12b-1 payments for the Macquarie Core Equity Fund's Class A shares, Class C shares, Class R shares and Class Y shares were: $7,130,178, $158,460, $860, and $82,727, respectively. Such amounts were used for the following purposes:

Macquarie Core Equity Fund	Class A shares	Class C shares	Class R shares	Class Y shares
Advertising	-	-	-	-
Annual/Semiannual Reports	-	-	-	-
Broker Sales Charge	-	$30,795	-	-
Broker Trails*	$6,457,076	$109,410	$753	$49,464

98

Macquarie Core Equity Fund	Class A shares	Class C shares	Class R shares	Class Y shares
Salaries & Commissions to Wholesalers	$665,224	$4,243	$107	$31,138
Interest on Broker Sales Charge	-	$1,442	-	-
Promotion - Other	-	-	-	-
Prospectus Printing	-	-	-	-
Wholesaler Expenses	$7,878	$12,570	-	$2,125
Total Expenses	$7,130,178	$158,460	$860	$82,727

For the fiscal year ended March 31, 2025, the Rule 12b-1 payments for the Macquarie Global Growth Fund's Class A shares, Class C shares, Class R shares and Class Y shares were: $1,489,020, $25,654, $4,547, and $6,672, respectively. Such amounts were used for the following purposes:

Macquarie Global Growth Fund	Class A shares	Class C shares	Class R shares	Class Y shares
Advertising	-	-	-	-
Annual/Semiannual Reports	-	-	-	-
Broker Sales Charge	-	$2,304	-	-
Broker Trails*	$1,360,126	$18,883	$4,320	$6,458
Salaries & Commissions to Wholesalers	$127,070	-	$227	$126
Interest on Broker Sales Charge	-	$106	-	-
Promotion - Other	-	-	-	-
Prospectus Printing	-	-	-	-
Wholesaler Expenses	$1,824	$4,361	-	$88
Total Expenses	$1,489,020	$25,654	$4,547	$6,672

For the fiscal year ended March 31, 2025, the Rule 12b-1 payments for the Macquarie International Core Equity Fund's Class A shares, Class C shares, Class R shares and Class Y shares were: $1,079,325, $145,817, $198,694, and $98,266, respectively. Such amounts were used for the following purposes:

Macquarie International Core Equity Fund	Class A shares	Class C shares	Class R shares	Class Y shares
Advertising	-	-	-	-
Annual/Semiannual Reports	-	-	-	-
Broker Sales Charge	-	$5,675	-	-
Broker Trails*	$701,101	$129,132	$188,687	$23,489
Salaries & Commissions to Wholesalers	$125,053	-	$10,005	$73,688
Interest on Broker Sales Charge	-	$220	-	-
Promotion - Other	-	-	-	-
Prospectus Printing	-	-	-	-
Wholesaler Expenses	$253,171	$10,790	$2	$1,089
Total Expenses	$1,079,325	$145,817	$198,694	$98,266

For the fiscal year ended March 31, 2025, the Rule 12b-1 payments for the Macquarie Large Cap Growth Fund's Class A shares, Class C shares, Class R shares and Class Y shares were: $7,897,503, $535,612, $174,453 and $96,901, respectively. Such amounts were used for the following purposes:

Macquarie Large Cap Growth Fund	Class A shares	Class C shares	Class R shares	Class Y shares
Advertising	-	-	-	-
Annual/Semiannual Reports	-	-	-	-
Broker Sales Charge	-	$81,698	-	-
Broker Trails*	$7,029,900	$411,944	$173,582	$75,440
Salaries & Commissions to Wholesalers	$851,223	-	$809	$20,263
Interest on Broker Sales Charge	-	$3,167	-	-
Promotion - Other	-	-	-	-
Prospectus Printing	-	-	-	-
Wholesaler Expenses	$16,380	$38,803	$62	$1,198
Total Expenses	$7,897,503	$535,612	$174,453	$96,901

99

Purchasing Shares

For the fiscal year ended March 31, 2025, the Rule 12b-1 payments for the Macquarie Mid Cap Growth Fund's Class A shares, Class C shares, Class R shares and Class Y shares were: $4,643,293, $665,555, $266,458, and $499,024, respectively. Such amounts were used for the following purposes:

Macquarie Mid Cap Growth Fund	Class A shares	Class C shares	Class R shares	Class Y shares
Advertising	-	-	-	-
Annual/Semiannual Reports	-	-	-	-
Broker Sales Charge	-	$54,044	-	-
Broker Trails*	$4,148,072	$563,804	$245,490	$392,999
Salaries & Commissions to Wholesalers	$483,853	-	$19,680	$102,702
Interest on Broker Sales Charge	-	$2,170	-	-
Promotion - Other	-	-	-	-
Prospectus Printing	-	-	-	-
Wholesaler Expenses	$11,368	$45,537	$1,288	$3,323
Total Expenses	$4,643,293	$665,555	$266,458	$499,024

For the fiscal year ended March 31, 2025, the Rule 12b-1 payments for the Macquarie Mid Cap Income Opportunities Fund's Class A shares, Class C shares, Class R shares and Class Y shares were: $386,280, $139,711, $59,681, and $33,204, respectively. Such amounts were used for the following purposes:

Macquarie Mid Cap Income Opportunities Fund	Class A shares	Class C shares	Class R shares	Class Y shares
Advertising	-	-	-	-
Annual/Semiannual Reports	-	-	-	-
Broker Sales Charge	-	$4,034	-	-
Broker Trails*	$170,233	$123,835	$59,681	$36,436
Salaries & Commissions to Wholesalers	$52,387	-	-	($5,196)
Interest on Broker Sales Charge	-	$202	-	-
Promotion - Other	-	-	-	-
Prospectus Printing	-	-	-	-
Wholesaler Expenses	$163,660	$11,640	-	$1,964
Total Expenses	$386,280	$139,711	$59,681	$33,204

For the fiscal year ended March 31, 2025, the Rule 12b-1 payments for the Macquarie Smid Cap Core Fund's Class A shares, Class C shares, Class R shares and Class Y shares were: $282,228, $87,399, $109,884, and $14,241, respectively. Such amounts were used for the following purposes:

Macquarie Smid Cap Core Fund	Class A shares	Class C shares	Class R shares	Class Y shares
Advertising	-	-	-	-
Annual/Semiannual Reports	-	-	-	-
Broker Sales Charge	-	$6,490	-	-
Broker Trails*	$239,281	$75,388	$107,380	$14,092
Salaries & Commissions to Wholesalers	$42,143	-	$1,642	-
Interest on Broker Sales Charge	-	$274	-	-
Promotion - Other	-	-	-	-
Prospectus Printing	-	-	-	-
Wholesaler Expenses	$804	$5,247	$862	$149
Total Expenses	$282,228	$87,399	$109,884	$14,241

For the fiscal year ended March 31, 2025, the Rule 12b-1 payments for the Macquarie Small Cap Growth Fund's Class A shares, Class C shares, Class R shares and Class Y shares were: $1,504,673, $148,075, $216,591, and $74,753, respectively. Such amounts were used for the following purposes:

Macquarie Small Cap Growth Fund	Class A shares	Class C shares	Class R shares	Class Y shares
Advertising	-	-	-	-
Annual/Semiannual Reports	-	-	-	-
Broker Sales Charge	-	$9,579	-	-
Broker Trails*	$1,310,563	$126,939	$207,871	$61,892

100

Macquarie Small Cap Growth Fund	Class A shares	Class C shares	Class R shares	Class Y shares
Salaries & Commissions to Wholesalers	$192,384	-	$3,200	$11,891
Interest on Broker Sales Charge	-	$423	-	-
Promotion - Other	-	-	-	-
Prospectus Printing	-	-	-	-
Wholesaler Expenses	$1,726	$11,134	$5,520	$970
Total Expenses	$1,504,673	$148,075	$216,591	$74,753

For the fiscal year ended March 31, 2025, the Rule 12b-1 payments for the Macquarie Systematic Emerging Markets Equity Fund's Class A shares, Class C shares, Class R shares and Class Y shares were: $373,979, $128,100, $29,882, and $66,610, respectively. Such amounts were used for the following purposes:

Macquarie Systematic Emerging Markets Equity Fund	Class A shares	Class C shares	Class R shares	Class Y shares
Advertising	-	-	-	-
Annual/Semiannual Reports	-	-	-	-
Broker Sales Charge	-	$8,746	-	-
Broker Trails*	$22,410	$106,719	$27,382	$66,425
Salaries & Commissions to Wholesalers	$43,391	-	$2,489	-
Interest on Broker Sales Charge	-	$434	-	-
Promotion - Other	-	-	-	-
Prospectus Printing	-	-	-	-
Wholesaler Expenses	$308,178	$12,201	$11	$185
Total Expenses	$373,979	$128,100	$29,882	$66,610

For the fiscal year ended March 31, 2025, the Rule 12b-1 payments for the Macquarie Climate Solutions Fund's Class A shares, Class C shares, Class R shares and Class Y shares were: $130,829, $35,981, $86,801, and $8,400, respectively. Such amounts were used for the following purposes:

Macquarie Climate Solutions Fund	Class A shares	Class C shares	Class R shares	Class Y shares
Advertising	-	-	-	-
Annual/Semiannual Reports	-	-	-	-
Broker Sales Charge	-	$1,118	-	-
Broker Trails*	$10,439	$32,217	$81,059	$8,372
Salaries & Commissions to Wholesalers	$13,072	-	$4,184	-
Interest on Broker Sales Charge	-	-	-	-
Promotion - Other	-	-	-	-
Prospectus Printing	-	-	-	-
Wholesaler Expenses	$107,318	$2,646	$1,558	$28
Total Expenses	$130,829	$35,981	$86,801	$8,400

For the fiscal year ended March 31, 2025, the Rule 12b-1 payments for the Macquarie Healthcare Fund's Class A shares, Class C shares and Class R shares were: $520,519, $408,747, and $13,429, respectively. Such amounts were used for the following purposes:

Macquarie Healthcare Fund	Class A shares	Class C shares	Class R shares
Advertising	-	-	-
Annual/Semiannual Reports	-	-	-
Broker Sales Charge	-	$16,262	-
Broker Trails*	$32,666	$371,199	$12,024
Salaries & Commissions to Wholesalers	$332,798	-	$1,059
Interest on Broker Sales Charge	-	$741	-
Promotion - Other	-	-	-
Prospectus Printing	-	-	-
Wholesaler Expenses	$155,055	$20,545	$346
Total Expenses	$520,519	$408,747	$13,429

101

Purchasing Shares

For the fiscal year ended March 31, 2025, the Rule 12b-1 payments for the Macquarie Natural Resources Fund's Class A shares, Class C shares, Class R shares and Class Y shares were: $291,129, $18,729, $38,599, and $24,834, respectively. Such amounts were used for the following purposes:

Macquarie Natural Resources Fund	Class A shares	Class C shares	Class R shares	Class Y shares
Advertising	-	-	-	-
Annual/Semiannual Reports	-	-	-	-
Broker Sales Charge	-	$3,293	-	-
Broker Trails*	$63,198	$13,642	$31,811	$21,995
Salaries & Commissions to Wholesalers	$65,819	-	$532	$2,716
Interest on Broker Sales Charge	-	$140	-	-
Promotion - Other	-	-	-	-
Prospectus Printing	-	-	-	-
Wholesaler Expenses	$162,112	$1,654	$6,256	$123
Total Expenses	$291,129	$18,729	$38,599	$24,834

For the fiscal year ended March 31, 2025, the Rule 12b-1 payments for the Macquarie Real Estate Securities Fund's Class A shares, Class C shares, Class R shares and Class Y shares were: $163,114, $3,882, $2,752, and $7,363, respectively. Such amounts were used for the following purposes:

Macquarie Real Estate Securities Fund	Class A shares	Class C shares	Class R shares	Class Y shares
Advertising	-	-	-	-
Annual/Semiannual Reports	-	-	-	-
Broker Sales Charge	-	$138	-	-
Broker Trails*	$136,520	$3,318	$2,555	$7,065
Salaries & Commissions to Wholesalers	$12,644	-	$197	$285
Interest on Broker Sales Charge	-	$7	-	-
Promotion - Other	-	-	-	-
Prospectus Printing	-	-	-	-
Wholesaler Expenses	$13,950	$419	-	$13
Total Expenses	$163,114	$3,882	$2,752	$7,363

For the fiscal year ended March 31, 2025, the Rule 12b-1 payments for the Macquarie Science and Technology Fund's Class A shares, Class C shares, Class R shares and Class Y shares were: $9,369,967, $684,952, $534,604, and $732,824, respectively. Such amounts were used for the following purposes:

Macquarie Science and Technology Fund	Class A shares	Class C shares	Class R shares	Class Y shares
Advertising	-	-	-	-
Annual/Semiannual Reports	-	-	-	-
Broker Sales Charge	-	$37,322	-	-
Broker Trails*	$8,509,942	$534,978	$501,156	$657,596
Salaries & Commissions to Wholesalers	$834,169	$59,621	$13,281	$52,675
Interest on Broker Sales Charge	-	$1,642	-	-
Promotion - Other	-	-	-	-
Prospectus Printing	-	-	-	-
Wholesaler Expenses	$25,856	$51,389	$20,167	$22,553
Total Expenses	$9,369,967	$684,952	$534,604	$732,824

For the fiscal year ended March 31, 2025, the Rule 12b-1 payments for the Macquarie Global Bond Fund's Class A shares, Class C shares, Class R shares and Class Y shares were: $239,261, $12,918, $4,750, and $5,002, respectively. Such amounts were used for the following purposes:

Macquarie Global Bond Fund	Class A shares	Class C shares	Class R shares	Class Y shares
Advertising	-	-	-	-
Annual/Semiannual Reports	-	-	-	-
Broker Sales Charge	-	$1,154	-	-
Broker Trails*	$17,789	$10,576	$4,750	$4,824

102

Macquarie Global Bond Fund	Class A shares	Class C shares	Class R shares	Class Y shares
Salaries & Commissions to Wholesalers	$34,200	-	-	$178
Interest on Broker Sales Charge	-	$48	-	-
Promotion - Other	-	-	-	-
Prospectus Printing	-	-	-	-
Wholesaler Expenses	$187,272	$1,140	-	-
Total Expenses	$239,261	$12,918	$4,750	$5,002

For the fiscal year ended March 31, 2025, the Rule 12b-1 payments for the Macquarie High Income Fund's Class A shares, Class C shares, Class R shares and Class Y shares were: $3,276,246, $838,020, $169,009, and $129,434, respectively. Such amounts were used for the following purposes:

Macquarie High Income Fund	Class A shares	Class C shares	Class R shares	Class Y shares
Advertising	-	-	-	-
Annual/Semiannual Reports	-	-	-	-
Broker Sales Charge	-	$56,005	-	-
Broker Trails*	$2,916,044	$714,038	$160,586	$126,661
Salaries & Commissions to Wholesalers	$345,116	$1,211	$7,215	-
Interest on Broker Sales Charge	-	$2,333	-	-
Promotion - Other	-	-	-	-
Prospectus Printing	-	-	-	-
Wholesaler Expenses	$15,086	$64,433	$1,208	$2,773
Total Expenses	$3,276,246	$838,020	$169,009	$129,434

* The broker trail amounts listed in this row are principally based on payments made to financial intermediaries monthly. However, certain financial intermediaries receive trail payments quarterly. The quarterly payments are based on estimates, and the estimates may be reflected in the amounts in this row.

Special Purchase Features - Class A shares

Buying Class A Shares at Net Asset Value: As disclosed in the Prospectus, participants of certain group retirement plans and members of their households may make purchases of Class A shares at NAV. The purchases must be made by existing shareholders of a Macquarie Funds Individual Retirement Account (“Foundation IRA®”) established by a participant from a group retirement plan or a member of their household distributed by certain intermediaries. The Macquarie Funds reserve the right to modify or terminate these arrangements at any time.

Additional Class A shares of a Fund may be purchased at NAV by existing shareholders or certain participants who were in a certain legacy group plan as of June 30, 2014 and who were transferred to a certain legacy group plan as of July 1, 2014, where participants of such legacy group plan were eligible for purchasing shares at NAV under a predecessor fund's eligibility requirements set by the predecessor fund's company.

Letter of Intent: The reduced front-end sales charges described above with respect to Class A shares are also applicable to the aggregate amount of purchases made by any such purchaser within a 13-month period pursuant to a written letter of intent signed by the purchaser, and not legally binding on the signer or the Trust, which provides for the holding in escrow by the Transfer Agent or financial intermediary of 5.00% of the total amount of Class A shares intended to be purchased until such purchase is completed within the 13-month period. The minimum initial purchase amount to establish a letter of intent is $1,000. The Funds do not accept retroactive letters of intent. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the Transfer Agent or financial intermediary may surrender an appropriate number of the escrowed shares for redemption in order to realize the difference between the front-end sales charge on Class A shares purchased at the reduced rate and the front-end sales charges otherwise applicable. Such purchasers may include the values (at offering price at the level designated in their letter of intent) of all their shares of the Funds and of any class of any of the other Macquarie Funds previously purchased or acquired as the result of a merger or reorganization of a predecessor fund (as applicable) and still held as of the date of their letter of intent toward the completion of such letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC, or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Macquarie Fund that did carry a front-end sales charge, CDSC, or Limited CDSC or as the result of a merger or reorganization of a predecessor fund (as applicable) that did carry a front-end sales charge, CDSC, or Limited CDSC. For purposes of satisfying an investor's obligation under a letter of intent, Class C shares of the Funds and the corresponding classes of shares of other Macquarie Funds that offer such shares may be aggregated with Class A shares of the Funds. Your financial intermediary may have different procedures for administering this feature.

Combined Purchases Privilege: When you determine the availability of the reduced front-end sales charges on Class A shares, you can combine your holdings or purchases of Class A and all other classes of Macquarie Funds. Your financial intermediary may have different procedures for administering this feature.

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Purchasing Shares

The privilege also extends to all purchases made at one time by any of the following:

•
an individual

•
an individual and his or her spouse, or equivalent, if recognized under local law, such as civil union, common law marriage, or domestic partnership

•
a parent, stepparent, or legal guardian, and their children or stepchildren who are under the age of 21

•
a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

To ensure that you receive available reduced front-end sales charges, you must advise your broker-dealer or your financial intermediary of all eligible accounts and shares that can be aggregated with your own accounts for right of accumulation purposes as well as your desire to enter into a letter of intent (if applicable). If you or your broker dealer or financial intermediary do not let the Funds know that you are eligible for a waiver or reduction, you may not receive a reduction to the front-end sales charges to which you may be eligible. The Funds or your broker-dealer or financial intermediary may also ask you to provide account records, statements or other information related to all eligible accounts.

Right of Accumulation: In determining the availability of the reduced front-end sales charge on Class A shares, you can combine your holdings or purchases of Class A and all other classes of Macquarie Funds. If, for example, any such purchaser has previously purchased and still holds Class A shares of a Fund and/or shares of any other of the classes described in the previous sentence with a value of $40,000 ($90,000 for Macquarie Global Bond Fund and Macquarie High Income Fund) and subsequently purchases $10,000 at offering price of additional Class A shares of the Fund, the charge applicable to the $10,000 purchase would currently be 4.75% (3.50% for Macquarie Global Bond Fund and Macquarie High Income Fund). For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect had the shares been purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A shares in the Prospectus to determine the applicability of the right of accumulation to their particular circumstances. Your financial intermediary may have different procedures for administering this feature.

Right of Reinvestment Privilege: Holders of Class A shares of the Funds (and of the Institutional Class shares of the Funds holding shares that were acquired through an exchange from one of the other Macquarie Funds offered with a front-end sales charge) who redeem such shares have up to 90 days from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Funds or in the same Class of any of the other Macquarie Funds. In the case of Class A shares, the reinvestment will not be assessed a front-end sales charge. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A shares where the redemption of the shares triggered the payment of a Limited CDSC. Automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. Persons investing redemption proceeds from direct investments in Macquarie Funds offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A shares. The reinvestment privilege does not extend to a redemption of Class C shares. You or your financial intermediary must notify us at the time you purchase shares if you are eligible for any of these programs.

Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the NAV next determined after receipt of remittance.

Any reinvestment directed to a Macquarie Fund in which the investor does not then have an account will be treated like all other initial purchases of such Fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the Macquarie Fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the Macquarie Fund, including charges and expenses.

Investors should consult their financial intermediaries or the Transfer Agent, which also serves as the Funds' shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

Group Investment Plans: Group Investment Plans (e.g., SEP/IRA, SAR/SEP, Profit Sharing, Pension, and 401(k) Defined Contribution Plans) that are not eligible to purchase Institutional Class shares may also benefit from the reduced front-end sales charges for investments in Class A shares set forth in the table in the Prospectus, based on total plan assets. If a company has more than one plan investing in Macquarie Funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Funds at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to nonretirement Macquarie Funds investment accounts if they so notify the Fund or financial intermediary in which they are investing in connection with each purchase. See Investment Plans—Retirement Plans for the Retail Classes below for information about retirement plans. This feature is dependent on your financial intermediary's right of accumulation policies.

The Limited CDSC may be generally applicable to any redemptions of NAV purchases made on behalf of a group investment plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a Macquarie Fund. See Redemption and Exchange—Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value below.

Investment Plans

Reinvestment Plan

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Unless otherwise designated by shareholders in writing, dividends and distributions, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the NAV in effect on the reinvestment date) and will be credited to the shareholder's account on that date.

Reinvestment of Dividends in other Macquarie Funds

Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, shareholders may be able to automatically reinvest dividends and/or distributions in any of the other Macquarie Funds, including the Funds, in states where their shares may be sold. However, if you received shares as the result of a transaction involving a predecessor fund, you may not be able to reinvest your dividends at the current time. Such investments will be at NAV at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

Subject to the following limitations, dividends and/or distributions from other Macquarie Funds may be invested in shares of the Funds, provided an account has been established. Dividends from Class A shares may only be directed to other Class A shares, dividends from Class C shares may only be directed to other Class C shares, dividends from Institutional Class shares may only be directed to other Institutional Class shares, dividends from Class R shares may only be directed to other Class R shares, dividends from Class Y shares may only be directed to other Class Y shares, and dividends from Class R6 shares may only be directed to other Class R6 shares.

Compensation to Financial Intermediaries — Dividend and Capital Gains

Dividends and capital gains on Class C shares may be reinvested at NAV, however the Distributor will not compensate the financial intermediaries on the shares resulting from the dividends or capital gains at the time of reinvestment. Shares resulting from dividends and capital gains must age 12 months following the reinvestment date, and Rule 12b-1 Plan fees will be paid to the financial intermediary in the 13th month following the reinvestment date.

Investing by Exchange

If you have an investment in another Macquarie Fund, you may be able to exchange part or all of your investment into shares of the Funds. If you received shares as the result of a transaction involving a predecessor fund, you may not be able to exchange shares of the predecessor fund into other Macquarie Funds at the current time. If you wish to open an account by exchange, call the Macquarie Funds Service Center at 800 523-1918 for more information. All exchanges are subject to the eligibility and minimum purchase requirements and any additional limitations set forth in the Prospectus. See Redemption and Exchange below for more complete information concerning your exchange privileges.

Investing by Electronic Fund Transfer

Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept direct deposits for investment through an agent bank, preauthorized government, or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, railroad retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates the possibility and inconvenience of lost, stolen, and delayed checks. If you participate in a direct deposit purchase plan for an account held directly with the Funds' transfer agent and also hold shares of Macquarie Funds other than directly with us, generally those holdings will not be aggregated with the assets held with us for purposes of determining rights of accumulation in connection with direct deposit purchases.

Automatic Investing Plan: Shareholders may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking accounts for deposit into their Fund accounts. This type of investment will be handled in either of the following ways: (i) if the shareholder's bank is a member of the National Automated Clearing House Association (“NACHA”), the amount of the periodic investment will be electronically deducted from his or her checking account by Electronic Fund Transfer (“EFT”) and such checking account will reflect a debit although no check is required to initiate the transaction; or (ii) if the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT. If you participate in an automatic investment program for an account held directly with the Funds' transfer agent and also hold shares of Macquarie Funds other than directly with us, generally those holdings will not be aggregated with the assets held with us for purposes of determining rights of accumulation in connection with automatic investment program purchases.

Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial investments under the direct deposit purchase plan and the automatic investing plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

Direct Deposit Purchase by Mail

Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Funds will accept these investments, such as bank-by-phone, annuity payments, and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Trust for proper instructions.

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Investment Plans

On Demand Service

You or your financial intermediary may request purchases of Fund shares by phone using the on demand service. When you authorize the Funds to accept such requests from you or your financial intermediary, funds will be withdrawn (for share purchases) from your predesignated bank account. Your request will be processed the same day if you call prior to 4:00pm Eastern time. There is a $25 minimum and $100,000 maximum limit for on demand service transactions.

It may take up to four Business Days for the transactions to be completed. A “Business Day” is any day that the NYSE is open for business. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your Medallion Signature Guarantee. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Systematic Exchange Option

Shareholders can use the systematic exchange option to invest in the Funds through regular liquidations of shares in their accounts in other Macquarie Funds, subject to certain limitations. Shareholders may elect to invest in one or more of the other Macquarie Funds through the systematic exchange option. If, in connection with the election of the systematic exchange option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund, unless you received shares as the result of a transaction involving a predecessor fund, in which case there will be no minimum) to be liquidated from their account and invested automatically into other Macquarie Funds, subject to the conditions and limitations set forth in the Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next Business Day) at the public offering price or NAV, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

Periodic investment through the systematic exchange option does not ensure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. Shareholders can terminate their participation in the systematic exchange option at any time by giving written notice to the fund from which exchanges are made.

Retirement Plans for the Retail Classes

An investment in the Funds may be suitable for tax-deferred retirement plans, such as: traditional IRA, SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), or 457 Retirement Plans. In addition, the Funds may be suitable for use in Roth IRAs and Coverdell ESAs. For further details concerning these plans and accounts, including applications, contact your financial intermediary. To determine whether the benefits of a tax-sheltered retirement plan, Roth IRA, or Coverdell ESA are available and/or appropriate, you should consult with a tax advisor.

The CDSC may be waived on certain redemptions of Class C shares. See the Prospectus for a list of the instances in which the CDSC is waived.

Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by the Custodian, the Transfer Agent, other affiliates of the Manager, and others that provide services to such Plans.

Certain shareholder investment services available to nonretirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase Institutional Class shares or Class R6 shares. For additional information, call the Macquarie Funds Service Center at 800 523-1918.

Determining Offering Price and Net Asset Value

Orders for purchases and redemptions of Class A shares are effected at the offering price next calculated after receipt of the order by a Fund, its agent, or certain other authorized persons. Orders for purchases and redemptions of all of a Fund's other share classes are effected at the NAV per share next calculated after receipt of the order by the Fund, its agent, or certain other authorized persons. See Investment Manager and Other Service Providers—Distributor above. Financial intermediaries are responsible for transmitting orders promptly.

The offering price for Class A shares consists of the NAV per share plus any applicable sales charges. Offering price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4:00pm, Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The time by which purchase and redemption orders must be effected in order to receive a Business Day's NAV and the time at which such orders are processed

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and shares are priced may change in case of an emergency declared by the SEC or, if regular trading on the NYSE is stopped, at a time other than the regularly scheduled close of the NYSE. When the NYSE is closed, a Fund will generally be closed, pricing calculations will not be made, and purchase and redemption orders will not be processed until the Fund's next Business Day. See Calculating share price and How to redeem shares in the Prospectus.

Generally, trading in securities of many foreign (non-US) securities exchanges and on over-the-counter markets in these regions is completed at various times prior to the close of business on each Business Day. In addition, trading in foreign markets may not take place on all Business Days, and, furthermore, trading can take place in various foreign markets on days which are not Business Days and days on which a Fund's NAV is not calculated. In these instances, calculation of a Fund's NAV may not take place contemporaneously with the determination of the prices of the securities traded in foreign markets. Foreign securities primarily traded on foreign exchanges or markets that close prior to the NYSE on a Business Day may be valued at fair value by a Pricing Source (as defined in this section below) in accordance with a model that adjusts the prices of such securities based on multiple factors. Foreign securities that do not trade on a Business Day are also valued at fair value. Accordingly, a Fund may use fair value pricing more frequently for securities traded primarily in foreign markets because foreign markets operate at times that do not coincide with those of major US markets. A Fund may determine the fair value of such investments based on information provided by a Pricing Source. If a Pricing Source does not provide a fair value for a particular security or if the value does not meet the established criteria for a Fund, the most recent closing price for such a security on its principal exchange will generally be its fair value on such date. See Fair valuation in the Prospectus for additional information.

The NAV per share for each share class of a Fund is calculated by subtracting the liabilities of each Class from its total assets and dividing the resulting number by the number of shares outstanding for that Class. In determining a Fund's total net assets and calculating NAV, equity securities, except those traded on the Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices on the primary exchange on which they trade will be used. Most debt securities, fixed income securities, and credit default swap (“CDS”) contracts are valued based upon valuations provided by an independent pricing service or broker/ counterparty and reviewed by the Manager. The pricing service may use a pricing matrix to determine valuation, which reflects such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices. Valuation of asset-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and US government agency mortgage-backed securities rely upon valuations provided by an independent pricing service, which utilize matrix pricing that considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Forward foreign currency contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement or closing prices on the primary exchange or board of trade on which they trade. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to US dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the NYSE.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated the Manager as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all applicable Fund investments. The Manager has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and the Manager may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. See Fair valuation in the Prospectus for additional information.

Subject to the Board's oversight, the Valuation Designee may value Fund securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).Prices provided by a Pricing Source take into account appropriate factors, including, but not limited to, institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

Each Class of a Fund will bear, pro rata, all of the common expenses of that Fund. The NAVs of all outstanding shares of each Class of a Fund will be computed on a pro rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro rata basis by each outstanding share of a Class, based on each Class's percentage in that Fund represented by the value of shares of such Classes, except that Institutional Class and Class R6 shares will not incur any of the expenses under the Trust's Rule 12b-1 Plans, while the Retail Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans, and Class R6 shares will not incur any expenses related to service fees, sub-accounting fees, and/or subtransfer agency fees paid to any broker, dealer, or other financial intermediaries. Due to the specific distribution expenses and other costs that will be allocable to each Class, the NAV of each Class of a Fund will vary.

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Redemption and Exchange

General Information

You can redeem or exchange your shares in a number of different ways that are described below. Your shares will be redeemed or exchanged at a price based on the NAV next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and NAV of shares are determined will be processed on the next Business Day. See How to redeem shares in the Prospectus. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class C shares, and, if applicable, the Limited CDSC in the case of Class A shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

Except as noted below, for a redemption request to be in “good order,” you must provide the name of the Macquarie Fund, your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Macquarie Fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Macquarie Funds Service Center at 800 523-1918. The Funds may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

Orders for the repurchase of Fund shares that are submitted to the Macquarie Fund prior to the close of its Business Day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the financial intermediary from the shareholder prior to the time the offering price and NAV are determined on such day. The financial intermediary has the responsibility of transmitting orders to the Macquarie Fund promptly. Such repurchase is then settled as an ordinary transaction with the financial intermediary (who may make a charge to the shareholder for this service) delivering the shares repurchased.

Payment for shares redeemed will ordinarily be mailed the next Business Day, but in no case later than seven days, after receipt of a redemption request in good order by either the Funds or certain other authorized persons (see Investment Manager and Other Service Providers—Distributor); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

The Funds will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment, but the Funds will not mail or wire the proceeds until they are reasonably satisfied that the purchase check has cleared, which may take up to 15 calendar days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

If a shareholder has been credited with a purchase by a check that is subsequently returned unpaid for insufficient funds or for any other reason, the Funds will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Funds or to the Distributor.

In case of a suspension of the determination of the NAV because the NYSE is closed for reasons other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practical, or it is not reasonably practical for the Funds to fairly value their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Funds may postpone payment or suspend the right of redemption or repurchase. In such cases, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

Payment for shares redeemed or repurchased may be made either in cash or in kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value above. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

The value of each Fund's investments is subject to changing market prices. Thus, a shareholder redeeming shares of the Funds may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Certain redemptions of Class A shares purchased at NAV may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value below. Class C shares are subject to CDSCs as described in the Prospectus and under Purchasing Shares—Contingent Deferred Sales Charge—Class C shares above. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Retail Classes, there may be a bank wiring cost, neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

Holders of Class C shares that exchange their shares (“Original Shares”) for shares of other Macquarie Funds (in each case, “New Shares”) in a permitted exchange will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be

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subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original Shares were exchanged. In the case of Class C shares, shareholders will also continue to be subject to the automatic conversion schedule of the Original Shares as described in this SAI. In an exchange of Class C shares, a Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class C shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher Rule 12b-1 fees applicable to Class C shares for a longer period of time than if the investment in New Shares were made directly.

You may exchange all or part of your investment in one or more Macquarie Funds for shares of other Macquarie Funds. Please keep in mind, however, that under most circumstances you may exchange between like classes of shares only. Class C shares acquired by exchange will continue to carry the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class C shares acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion to Class A shares of the fund. Holders of Class R shares of a Fund are permitted to exchange all or part of their Class R shares only for Class R shares of other Macquarie Funds or, if Class R shares are not available for a particular fund, for the Class A shares of such fund. Holders of Class Y shares of a Fund are permitted to exchange all or part of their Class Y shares only for Class Y shares of other Macquarie Funds or, if Class Y shares are not available for a particular fund, for the Class A shares of such fund. You will pay any applicable sales charge on your new shares unless eligible to purchase shares at NAV. To open an account by exchange, call your financial intermediary or the Macquarie Funds Service Center at 800 523-1918.

Permissible exchanges into Class A shares of the Funds will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class C shares will be made without the imposition of a CDSC by the Macquarie Fund from which the exchange is being made at the time of the exchange.

Each Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets.

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds will consider anyone who follows a pattern deemed market timing in any Macquarie Fund to be a market timer. Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. See the Prospectus for more information on their market timing policies.

Contact your financial intermediary for specific information regarding the availability and suitability of various account options described throughout this SAI.

Written Redemption

You can write to the Funds (at P.O. Box 534437, Pittsburgh, PA 15253-4437 by regular mail or Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 by overnight courier service) to redeem some or all of your shares. The request must be signed by all owners of the account. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a Medallion Signature Guarantee for each owner. A Medallion Signature Guarantee can be obtained from a commercial bank, a trust company, or a member of a Securities Transfer Association Medallion Program (“STAMP”). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees, or guardians.

Payment is normally mailed the next Business Day after receipt of your redemption request. If your Class A or Institutional Class shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates generally are no longer issued.

Written Exchange

You may also write to the Funds (at P.O. Box 534437, Pittsburgh, PA 15253-4437 by regular mail or Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 by overnight courier service) to request an exchange of any or all of your shares into another Macquarie Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephonic Redemption and Exchange

To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you hold your Class A or Institutional Class shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

Telephone Redemption: The “Check to Your Address of Record” service and the “Telephone Exchange” service, both of which are described below, are automatically provided unless you notify the Funds in which you have your account in writing that you do not wish to have such services available

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with respect to your account. Each Fund reserves the right to modify, terminate, or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

The Funds and their Transfer Agent are not responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares that are reasonably believed to be genuine. With respect to such telephone transactions, a Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of personal identification). Also, shareholders should verify their trade confirmations immediately upon receipt. Telephone instructions received by a Fund are generally recorded, and a written confirmation will be provided for all purchase, exchange, and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the Macquarie Fund into which your shares are being exchanged.

Telephone Redemption — Check to Your Address of Record: The Telephone Redemption feature is a quick and easy method to redeem shares. You or your financial intermediary (where applicable) can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next Business Day after receipt of the redemption request. This service is only available to individual, joint, and individual fiduciary-type accounts.

Telephone Redemption — Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an authorization form and have your Medallion Signature Guarantee. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next Business Day. If the proceeds are wired to the shareholder's account at a bank that is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank wire fee may be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next Business Day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your predesignated bank account. Call the Macquarie Funds Service Center at 800 523-1918 prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange: The telephone exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your financial intermediary can exchange your shares into other Macquarie Funds under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Funds, as described above. Telephone exchanges may be subject to limitations as to amount or frequency.

The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions into and out of the Macquarie Funds. Telephone exchanges may be subject to limitations as to amount or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

On Demand Service

You or your financial intermediary may request redemptions of Fund Class shares by phone using the on demand service. When you authorize the Funds to accept such requests from you or your financial intermediary, funds will be deposited to your predesignated bank account. Your request will be processed the same day if you call prior to 4:00pm Eastern time. There is a $25 minimum and $100,000 maximum limit for on demand service transactions. For more information, see Investment Plans—On Demand Service above.

Systematic Withdrawal Plans

Shareholders who own or purchase $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not been issued may establish a systematic withdrawal plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply to investments made through qualified retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two Business Days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at NAV. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a systematic withdrawal plan.

The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long term or short term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

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Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A shares through a periodic investment program in the Funds must be terminated before a systematic withdrawal plan with respect to such shares can take effect, except if the shareholder is a participant in a retirement plan offering Macquarie Funds or is investing in Macquarie Funds that do not carry a sales charge. Redemptions of Class A shares pursuant to a systematic withdrawal plan may be subject to a Limited CDSC if the purchase was made at NAV and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A shares and CDSC for Class C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan was established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan was established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each systematic withdrawal plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See the Prospectus for more information about the waiver of CDSCs.

An investor wishing to start a systematic withdrawal plan must complete an authorization form. If the recipient of systematic withdrawal plan payments is other than the registered shareholder, the authorization form must contain a Medallion Signature Guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

Systematic withdrawal plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the on demand service. Your funds will normally be credited to your bank account up to four Business Days after the payment date. There are no separate fees for this redemption method. It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your Medallion Signature Guarantee. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value

For purchases that meet or exceed certain amounts as stated in the Prospectus, a Limited CDSC as stated in the Prospectus will be imposed on certain redemptions of Class A shares (or shares into which such Class A shares are exchanged) if such shares are redeemed during the time period stated in the Prospectus, if such purchases were made at NAV and triggered the payment by the Distributor of the dealer's commission described above in “Dealer's Commission” under “Purchasing Shares.”

The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (i) the NAV at the time of purchase of the Class A shares being redeemed; or (ii) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Macquarie Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange.

Redemptions of such Class A shares held for more than the holding period, as set forth in the Prospectus, will not be subject to the Limited CDSC and an exchange of such Class A shares into another Macquarie Fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A shares are exchanged will count toward satisfying the holding period. The Limited CDSC is assessed if such holding period is not satisfied irrespective of whether the redemption triggering its payment is of Class A shares of a Fund or Class A shares acquired in the exchange.

In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges

The Limited CDSC applicable to Class A shares and the CDSC applicable to Class C shares are waived in certain instances, for example, such as a qualified distribution or due to death of the account holder/joint account holder. Please see the Prospectus for more information about instances in which the Limited CDSC applicable to Class A shares and the CDSC applicable to Class C shares may be waived.

As disclosed in the Prospectus, certain retirement plans that contain certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:

•
The redemption must be made by a group defined contribution retirement plan that purchased Class A shares through a retirement plan alliance program that required shares to be available at NAV and Retired Financial Services, Inc. (“RFS”) served as the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specified that the limited CDSC would be waived.

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The redemption must be made by any group retirement plan (excluding defined benefit pension plans) that purchased Class C shares prior to a recordkeeping transition period from August 2004 to October 2004 and purchased shares through a retirement plan alliance program, provided that (i) RFS was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program and (ii) RFS provided fully bundled retirement plan services and maintained participant records on its proprietary recordkeeping system.

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•
Class C shares that are or were held in a qualified retirement plan account serviced by third-party administrators will not be subject to a CDSC upon the redemption of such shares regardless of the length of time the shares were held by the shareholder.

Distributions and Taxes

Taxes

General

Each Fund is treated as a separate corporation for federal tax purposes. Each Fund has elected and qualified since its inception for treatment as a RIC under the Code, and each intends to continue to qualify for that treatment so that it is relieved of federal income tax on that part of its investment company taxable income (consisting generally of net taxable investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. To continue to qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income and 90% of its net tax-exempt income, if any, including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year. For each Fund, these requirements include the following:

•
the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures contracts, or forward currency contracts) derived with respect to its business of investing in securities or those currencies (collectively, “Qualifying Income”) and (b) net income from an interest in a QPTP (“Income Requirement”); and

•
at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, US government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes) (50% Diversification Requirement), and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than US government securities or the securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs (collectively, “RIC Diversification Requirements”).

The gains that a Fund derives from investments in options or futures contracts on gold that are made for the purpose of hedging the Fund's investment in securities of companies in the businesses of mining, processing, producing, exploring for, refining, or selling gold generally constitute Qualifying Income. However, direct investments by a Fund in precious metals, structured notes linked to precious metals or options or futures contracts on precious metals made for non-hedging purposes would have adverse tax consequences for the Fund and its shareholders if it either (1) derived more than 10% of its gross income in any taxable year from the disposition of such metals, notes, options, and futures contracts and from other non-Qualifying Income and thus failed to satisfy the Income Requirement or (2) held such metals, notes, options, and futures contracts in such quantities that it failed to satisfy the 50% Diversification Requirement. (Also see Investment in a Subsidiary below.) Each Fund that invests in such metals, notes, options or futures contracts intends to manage or continue to manage its holdings thereof so as to avoid failing to satisfy those requirements for these reasons.

A Fund will be able to cure a failure to satisfy any of the Income and RIC Diversification Requirements under the RIC Modernization Act of 2010 (the “Modernization Provisions”) as long as the failure “is due to reasonable cause and not due to willful neglect” and the Fund pays a deductible tax calculated in accordance with those provisions and meets certain other requirements.

A Fund may invest in one or more wholly-owned foreign or domestic subsidiaries as special purpose entities to hold certain investments that, if held directly by the Fund, might not generate Qualifying Income. Any such domestic special purpose entity likely would be subject to federal income tax, resulting in a reduced after-tax yield on the investment return of the assets held by it, as compared with a direct investment by the Fund in such assets. Moreover, income and gains generated by a Fund's foreign wholly-owned subsidiary would be treated as constructively earned by the Fund each taxable year, thus resulting in the Fund's having to make larger taxable distributions to its shareholders attributable to that income. See Investment in a Subsidiary below.

If any Fund failed to qualify for treatment as a RIC for any taxable year and was unable, or determined not to, avail itself of the Modernization Provisions, then for federal tax purposes, it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders). In addition, the shareholders would treat all those distributions, including distributions of net capital gain as taxable dividends to the extent of the Fund's earnings and profits, taxable as ordinary income, except as follows: (i) for individual and certain other noncorporate shareholders (each, a “noncorporate shareholder”), the part of such dividends that is “qualified dividend income” (as defined below under Shareholder Tax Considerations) would be subject to federal income tax at the rates for net capital gain - a maximum of 15%, or 20% for noncorporate shareholders with taxable income exceeding certain thresholds (which are adjusted for inflation annually); and (ii) all or part of those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

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Dividends and other distributions a Fund declares in October, November, and/or December of any year that are payable to its shareholders of record on a date in such a month are deemed to have been paid by the Fund and received by the shareholders on December 31 if the Fund pays them during the following January. Accordingly, those dividends and other distributions (except for exempt-interest dividends, as described below) will be taxed to the shareholders for the year in which that December 31 falls.

Each Fund will be subject to a nondeductible 4% federal excise tax (Excise Tax) to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these purposes, a Fund may defer into the next taxable year any capital loss incurred between November 1 and the end of the current taxable year as well as certain late year ordinary losses incurred between January 1 and the end of the current taxable year. It is the policy of each Fund to pay sufficient dividends and other distributions each year to avoid imposition of the Excise Tax.

When a Fund engages in securities lending, while securities are loaned out by such Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass- through of foreign tax credits to shareholders. Additionally, in the case of a Fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the Fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in Partnerships and QPTPs

A QPTP is defined as a publicly traded partnership (generally, a partnership the interests in which are “traded on an established securities market” or are “readily tradable on a secondary market (or the substantial equivalent thereof)”) other than a partnership at least 90% of the gross income of which consists of Qualifying Income. All of the net income derived by a fund from an interest in a QPTP will be treated as Qualifying Income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a RIC. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

If an MLP is treated as a partnership for US federal income tax purposes (whether or not a QPTP), all or a portion of the dividends received by a fund from the MLP likely will be treated as a return of capital for US federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs. Further, because of these accelerated deductions, on the disposition of interests in such an MLP, a fund likely will realize taxable income in excess of economic gain with respect to those MLP interests (or if the fund does not dispose of the MLP, the fund could realize taxable income in excess of cash flow with respect to the MLP in a later period), and the fund must take such income into account in determining whether the fund has satisfied its Distribution Requirement. A fund may have to borrow or liquidate securities to satisfy its Distribution Requirement and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the fund to sell securities or borrow money at such time. In addition, any gain recognized, either upon the sale of a fund's MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so-called “recapture income,” will be treated as ordinary income. Therefore, to the extent a fund invests in MLPs, fund shareholders might receive greater amounts of distributions from the fund taxable as ordinary income than they otherwise would in the absence of such MLP investments.

Although MLPs generally are expected to be treated as partnerships for US federal income tax purposes, some MLPs may be treated as passive foreign investment companies or “regular” corporations for US federal income tax purposes. The treatment of particular MLPs for US federal income tax purposes will affect the extent to which a fund can invest in MLPs and will impact the amount, character, and timing of income recognized by the Fund.

Income from Foreign Securities

Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and US possessions (collectively, “foreign taxes”) that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. Under certain circumstances, a Fund may elect to pass-through foreign taxes paid by the Fund to shareholders, although it reserves the right not to do so. If a Fund makes such an election and obtains a refund of foreign taxes paid by the Fund in a prior year, the Fund may be eligible to reduce the amount of foreign taxes reported by the Fund to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received.

Subject to its investment policies and restrictions, a Fund may invest in the stock of PFICs. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for a taxable year: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Whether a foreign corporation is a PFIC is a fact-intensive determination that is based on various facts and circumstances that may change from time to time, and the principles and methodology used in determining whether a foreign corporation is a PFIC are subject to interpretation. It is possible that a Fund could invest in a foreign corporation that becomes, or is determined to be, a PFIC after the Fund makes the investment.

Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on the disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its

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shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. To avoid the foregoing tax and interest obligation, a Fund might make a “qualified electing fund” (“QEF”) or “marked-to-market” election. If a Fund invests in a PFIC and elects to treat the PFIC as a QEF, then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each taxable year its pro rata share of the QEF's annual ordinary earnings and net capital gain - which the Fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax - even if the QEF does not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

A Fund may elect to mark-to-market its stock in any PFIC. Marking-to-market, in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of a PFIC's stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign Currency Gains and Losses

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors and collars) involving payments denominated in foreign currencies, (3) on the disposition of each debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of its disposition, and (4) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

Each Fund that is permitted to invest in forward currency contracts may elect to treat gains and losses from those contracts as capital gains or losses. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income (if short-term in nature) or net capital gain (if long-term in nature) to be distributed to its shareholders.

Income from Financial Instruments and Foreign Currencies

The use of hedging and option income strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts and forward currency contracts a Fund derives with respect to its business of investing in securities or foreign currencies (see the discussion under General above regarding options and futures contracts on gold), will be treated as Qualifying Income. Each Fund will monitor its transactions, make appropriate tax elections, and make appropriate entries in its books and records when it acquires any Financial Instrument to mitigate the effect of these rules, prevent its disqualification as a RIC, and minimize the imposition of federal income tax.

A Fund's need to satisfy the Income Requirement and the RIC Diversification Requirements to qualify for treatment as a RIC may limit its ability to engage in certain swap agreements and derivatives transactions. Moreover, the rules governing the tax treatment of swap agreements are not entirely clear in certain respects. For example, the tax treatment of a payment made or received under a swap agreement in particular, whether such a payment is, wholly or partially, ordinary income or capital gain will vary depending on the terms of the particular agreement. The tax treatment of swap agreements and other derivatives also may be affected by future legislation, regulations, and/or guidance issued by the IRS. While each Fund intends to account for swap agreements in a manner it considers to be appropriate under applicable tax rules, the IRS might not accept that treatment. If it did not, a Fund's status as a RIC might be affected. The Funds intend to monitor developments in this area.

Any income a Fund earns from writing options is treated as short-term capital gain. If a Fund enters into a closing purchase transaction, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it paid for the option it bought. If an option written by a Fund lapses without being exercised, the premium it received also will be a short-term capital gain. If such an option is exercised and the Fund thus sells the securities subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale.

Certain futures contracts, foreign currency contracts and “non-equity” options (that is, certain listed options, such as those on a “broad-based” securities index) — but excluding any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Code) and any interest rate cap or floor, interest rate or certain other swap, or similar agreement — in which a Fund may invest will be “Section 1256 contracts.” Section 1256 contracts a Fund holds at the end of its taxable year, other than contracts subject to a “mixed straddle” election the Fund may make, are marked to market (that is, treated as sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. Sixty percent of any net gains or losses recognized on these deemed sales, and 60% of any net realized gains or losses from any actual sales of Section 1256 contracts, are treated as long-term capital gains or losses, and the balance is treated as short-term capital gains or losses. Section

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1256 contracts also are marked-to-market at the end of October of each year for purposes of the Excise Tax. A Fund may need to distribute any net marked-to-market gains as of the end of its taxable year to its shareholders to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain, which will be includible in its investment company taxable income, and thus taxable to its shareholders as ordinary income when distributed to them). These rules also may operate to increase the net capital gain a Fund recognizes, even though it may not have closed the transactions and received cash to pay distributions of that gain.

Under Code Section 988, a gain or loss (1) from the disposition of foreign currencies, (2) except in certain circumstances, from options, futures, and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors, and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (4) that is attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends, or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund's investment company taxable income, rather than affecting the amount of its net capital gain. (Note, however, that under certain circumstances, a Fund may make an election to treat foreign currency gain or loss on certain forward contracts, futures contracts and options as capital gain or loss). If a Fund's Section 988 losses (other than those to which such an election applies) exceed its other investment company taxable income for a taxable year, the Fund would not be able to distribute any dividends.

Offsetting positions a Fund enters into or holds in any actively traded security, option, futures, or forward currency contract may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character, and timing of recognition of a Fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on the disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund's holding period for certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain), and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available to the Funds, which may mitigate the effects of the straddle rules, particularly with respect to “mixed straddles” (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

The premium a Fund receives for writing (selling) a put or call option is not included in income at the time of receipt. When a covered call option written (sold) by a Fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price it receives on the exercise plus the premium it received when it wrote the option is more or less than the underlying security's basis.

Income from REITs

Subject to its investment policies and restrictions, a Fund may invest in REITs that (1) hold residual interests in REMICs or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (“TMPs”) or have a qualified REIT subsidiary that is a TMP. A portion of the net income allocable to REMIC residual interest holders may be “excess inclusion income.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income; however, those regulations have not yet been issued.

Under a 2006 Notice issued by the IRS, a portion of a Fund's income from a US REIT that is attributable to the REIT's residual interest in a REMIC or equity interests in a TMP will be subject to federal income tax in all events. The excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, TMP directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute “unrelated business taxable income” (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in US federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax- exempt organizations not subject to UBTI) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon RICs that have excess inclusion income. There can be no assurance that a Fund will not allocate to shareholders excess inclusion income. However, no Fund will invest directly in REMIC residual interests or intends to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP. It is unlikely that these rules will apply to a Fund that has a non-REIT strategy.

Income from OID Securities

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Distributions and Taxes

Subject to its investment policies and restrictions, a Fund may invest in taxable or municipal zero coupon bonds or other securities issued with OID. As a holder of those securities, a Fund must include in its gross income (or take into account, in the case of OID on tax-exempt securities) the OID that accrues on them during the taxable year, even if it receives no corresponding payment on the securities during the year. Similarly, a Fund must include in its gross income each taxable year, securities it receives as “interest” on PIK securities. Because a Fund annually must distribute (1) substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to avoid imposition of the Excise Tax, and (2) substantially all of the sum of that income and its net tax-exempt income (including any tax-exempt OID), to satisfy the Distribution Requirement, it may be required in a particular taxable year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of its portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Investments in Convertible Securities

Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Shareholder Tax Considerations

Dividends a Fund pays to you from its investment company taxable income will be taxable as ordinary income, except that a Fund's dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions) generally will be subject to federal income tax for noncorporate shareholders who satisfy those restrictions with respect to their Fund shares at the federal income tax rates for net capital gain - a maximum of 15%, or 20% for noncorporate shareholders with taxable income exceeding certain thresholds (which are adjusted for inflation annually). A portion of a Fund's dividends also may be eligible for the dividends-received deduction allowed to corporate shareholders - the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding REITs) and excludes dividends from foreign corporations - subject to similar restrictions.

Distributions to you of a Fund's net capital gain (net long-term capital gain over net short-term capital loss) will be taxable as long-term capital gain, at the 15% and 20% maximum rates mentioned above, regardless of how long you have held your Fund shares. Shareholders other than Qualified Plans, IRAs and other tax-exempt investors will be subject to federal income tax on dividends and capital gain distributions received from a Fund, regardless of whether they are received in cash or additional Fund shares.

Distributions by a Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder's tax basis in his Fund share (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.

A shareholder's cost basis information will be provided on the redemption of any of the shareholder's shares, subject to certain exceptions for exempt recipients. The Funds will calculate the shareholder's cost basis using its default method, unless the shareholder instructs a Fund to use a different calculation method. Please contact the broker (or other nominee) that holds your shares with respect to reporting of cost basis and available elections for your account.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short- term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if they purchase shares shortly before the record date for a dividend (other than an “exempt-interest dividend” described in the following sub-section) or other distribution, they will receive some portion of the purchase price back as a taxable distribution.

If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations - which may occur for one or more Funds, the Fund will be eligible to, and may file an election with the IRS that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction available with respect to any foreign taxes it pays. Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign or US possessions sources (“foreign-source income”) as the shareholder's own income from those sources, and (3) could either use the foregoing information in calculating the

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foreign tax credit against the shareholder's federal income tax or, alternatively, deduct the foreign taxes deemed paid by the shareholder in computing taxable income. If a Fund makes this election for a taxable year, it will report to its shareholders shortly after that year their respective shares of the foreign taxes it paid and its foreign-source income.

Individual shareholders of a Fund described in the preceding paragraph who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on IRS Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each taxable year to be exempt from the foreign tax credit limitation for federal income tax purposes (about which shareholders may wish to consult their tax advisors), in which event they would be able to claim a foreign tax credit without having to file the detailed IRS Form 1116 that otherwise is required. A shareholder will not be entitled to credit or deduct its allocable portion of foreign taxes a Fund paid if the shareholder has not held that Fund's shares for at least 16 days during the 31-day period beginning 15 days before the ex-distribution date for those shares. The minimum holding period will be extended if the shareholder's risk of loss with respect to those shares is reduced by reason of holding an offsetting position. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. A foreign shareholder may not deduct or claim a credit for foreign taxes in determining its federal income tax liability unless the Fund dividends paid to it are effectively connected with the shareholder's conduct of a US trade or business.

Income dividends a Fund pays to a nonresident alien individual, foreign corporation or partnership, or foreign trust or estate (each, a “foreign shareholder”), other than (1) dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a trade or business within the United States the shareholder conducts and (2) capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate) and US estate tax. Income from a Fund that is effectively connected with a US trade or business carried on by a foreign shareholder will subject ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund to US federal income tax at the rates applicable to US citizens or domestic corporations and require the filing of a nonresident US income tax return.

Generally, dividends reported by a Fund to shareholders as interest-related dividends and paid from its qualified net interest income from US sources are not subject to US withholding tax. “Qualified interest income” includes, in general, US source (1) bank deposit interest; (2) short-term original discount; (3) interest (including original issue discount, market discount or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10% shareholder or is contingent interest; and (4) any interest-related dividend from another regulated investment company. Similarly, short-term capital gain dividends reported by a Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on the disposition of US real property interests (see the discussion below), are not subject to US withholding tax unless you were a nonresident alien individual present in the US for a period or periods aggregating 183 days or more during the calendar year. The Funds reserve the right to not report interest- related dividends or short-term capital gain dividends. Additionally, the Funds' reporting of interest-related dividends or short- term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Special US tax certification requirements may apply to non-US shareholders both to avoid US backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the US and the shareholder's country of residence. In general, if you are a non-US shareholder, you must provide a Form W-8 BEN-E (or other applicable Form W-8) to establish that you are not a US person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the US has an income tax treaty. A Form W-8 BEN-E provided without a US taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year, unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-US shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-US shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of foreign tax.

Foreign shareholders may be subject to US estate tax and are subject to special US tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from US withholding tax are provided for certain capital gain dividends paid by the Funds from net long-term capital gains, exempt-interest dividends, interest-related dividends and short- term capital gain dividends, if such amounts are reported by the Funds. However, notwithstanding such exemptions from US withholding at the source, any such dividends and distributions of income and capital gains will be subject to back-up withholding at a rate of 24%, if such shareholder fails to properly certify that he or she is not a US person.

Under the Foreign Account Tax Compliance Act (“FATCA”), “foreign financial institutions” (“FFIs”) or “non-financial foreign entities” (“NFFEs”) that are Fund shareholders may be subject to a generally nonrefundable 30% withholding tax on income dividends a Fund pays. After December 31, 2018, FATCA withholding also would have been applied to certain capital gain distributions, return of capital distributions, and the proceeds arising from the sale or a redemption of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding no longer is required unless final regulations provide otherwise (which is not expected). As more fully discussed below, the FATCA withholding tax generally can be avoided (a) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts US persons hold with the FFI and (b) by an NFFE, if it certifies its status as such and, in certain circumstances, also certifies that (i) it has no substantial US persons as owners or (ii) it does have such owners and reports information relating to them to the withholding agent (which may be a Fund). The Treasury has negotiated intergovernmental agreements (IGAs) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA; entities in those countries may be required to comply with the terms of the IGA instead of Treasury regulations.

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Distributions and Taxes

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under the Code. Under such an agreement, a participating FFI agrees to (1) verify and document whether it has US accountholders, (2) report certain information regarding their accounts to the IRS, and (3) meet certain other specified requirements.

An FFI resident in a country that has entered into a Model I IGA with the United States must report to that country's government (pursuant to the terms of the applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI resident in a Model II IGA country generally must comply with US regulatory requirements, with certain exceptions, including the treatment of recalcitrant accountholders. An FFI resident in one of those countries that complies with whichever of the foregoing applies will be exempt from FATCA withholding.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying its status as such and, in certain circumstances, by also certifying that either (1) it does not have any substantial US owners or (2) it does have one or more such owners and reports the name, address, and taxpayer identification number of each such owner. The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Those foreign shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity's status under FATCA to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the tax certification rules to avoid backup withholding described in the Prospectus. Foreign investors are urged to consult their tax advisor regarding the application of these requirements to their own situation and the impact thereof on their investment in a Fund.

Investment in a Subsidiary

Macquarie Asset Strategy Fund

The Fund has invested, and may from time to time continue to invest, part of its assets (but not more than 25% of the value of its total assets as of the end of any quarter of its taxable year) in its Subsidiary, which is classified as a corporation for federal tax purposes. A foreign corporation, such as the Subsidiary, generally is not subject to federal income taxation except for income that is effectively connected with its conduct of a trade or business within the United States. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code (Safe Harbor) pursuant to which the Subsidiary, provided it is not a dealer in stocks, securities, or commodities, may engage in the following activities without being deemed to be engaged in a US trade or business: trading for its own account in (1) stocks or securities (including contracts to buy or sell securities) and (2) commodities that are “of a kind customarily dealt in on an organized commodity exchange and if the transaction is of a kind customarily consummated at such place.” Thus, the Subsidiary's commodities and securities trading activities, if any, should not constitute engaging in a US trade or business. However, if certain of the Subsidiary's activities were determined not to be of the type described in the Safe Harbor or if the Subsidiary's gains were attributable to investments in securities that constitute US real property interests (which is not expected), then the activities of the Subsidiary may be considered to constitute engaging in a US trade or business.

A US person who owns (directly, indirectly or constructively) 10% or more of the total combined voting power of all classes of voting stock of a foreign corporation is a “United States shareholder” for purposes of the CFC provisions of the Code (commonly referred to as “Subpart F”). A foreign corporation is a CFC if, on any day of its taxable year, more than 50% of the voting power or value of its stock is owned (directly, indirectly or constructively) by United States shareholders. Because the Fund owns all the stock in its Subsidiary, the Fund is a United States shareholder thereof and its Subsidiary is a CFC. As a United States shareholder, the Fund is required to include in its gross income for federal income tax purposes for each taxable year the Subsidiary's “subpart F income” (defined, in part, below), for the Subsidiary's taxable year that ends with or within the Fund's taxable year, whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary's income will be subpart F income. Subpart F income generally includes interest, OID, dividends, net gains from the disposition of securities, net gains from transactions (including futures, forward contracts and similar transactions) in any commodities (with certain exceptions), certain foreign currency gains, receipts with respect to securities loans, and net payments received with respect to futures contracts. The Fund's inclusion in its gross income of its Subsidiary's subpart F income will increase the Fund's tax basis in its stock in the Subsidiary by the amount of that included income. Distributions by the Subsidiary to its Fund-shareholder will be tax-free to the extent of its previously undistributed subpart F income and, correspondingly, will reduce the Fund's tax basis in the Subsidiary's stock. Subpart F income generally is treated as ordinary income, regardless of the character of the Subsidiary's underlying income.

As noted above, to continue to qualify as a RIC, the Fund must derive at least 90% of its gross income each taxable year from Qualifying Income. The Fund has received, and is relying on, an opinion of counsel, which is not binding on the IRS or the courts, that income the Fund receives from the Subsidiary should constitute Qualifying Income. However, if the IRS were to determine that the Fund's income from the Subsidiary was not considered Qualifying Income, and that determination was upheld by the courts, then the Fund - despite the opinion of counsel - might be unable to qualify as a RIC. In addition, it is possible that future tax legislation, regulations and/or further guidance issued by the IRS may affect the character, timing, and/or amount of the Fund's taxable income or capital gains and distributions it makes, which in turn may adversely affect the Fund and its shareholders. Applicable income tax regulations confirm that such income will be treated as Qualifying Income if the Fund receives a distribution out of the Subsidiary's earnings and profits, which is the practice the Subsidiary and the Fund follow.

Such regulations also permit the Fund to treat deemed inclusions of Subpart F income from the Subsidiary (which includes passive income such as income from commodity-linked derivatives) as Qualifying Income, even if the Subsidiary does not make a distribution of such income. Consequently, despite the current practice of the Fund and the Subsidiary making distributions out of the Subsidiary's earnings and profits, the Fund and the Subsidiary reserve the

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right to change such practice and rely on deemed inclusions of “Subpart F” income from the Subsidiary being treated as Qualifying Income to the Fund, consistent with applicable income tax regulations. There can be no assurance that there will not be changes in federal tax or other law that might adversely affect the Fund's investment in the Subsidiary.

Accordingly, the extent to which the Fund directly invests in commodities or commodity-linked derivatives may be limited by the requirements to maintain its status as a RIC. If the Fund does not appropriately limit such investments, or if such investments (or the income earned on such investments) were to be recharacterized for US tax purposes, the Fund could fail to qualify as a RIC for one or more taxable years. If the Fund failed to so qualify for any taxable year but was eligible to and did cure the failure pursuant to the Modernization Provisions, it would incur potentially significant federal income tax expense. If, on the other hand, the Fund failed to so qualify for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax on its taxable income at the corporate income tax rate, with the consequence that its income available for distribution to shareholders would be reduced.

Macquarie High Income Fund

The Fund may gain most of its exposure to the Partnership Investments through its investment in the Subsidiary. The Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the Partnership Interests within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Internal Revenue Code) and GILTI (as defined in Section 951A of the Internal Revenue Code) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund's business of investing in stock, securities or currencies. The Fund expects its Subpart F income and GILTI attributable to its investment in the Subsidiary to be derived with respect to the Fund's business of investing in stock, securities or currencies and accordingly expects its Subpart F income and GILTI attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Adviser will carefully monitor the Fund's investments in the Subsidiary to ensure that no more than 25% of the Fund's assets are invested in the Subsidiary to comply with the Asset Test described above.

In addition, certain of the Fund's investments, such as Partnership Investments, when made directly, may not produce qualifying income to the Fund. To the extent the Fund invests in Partnership Investments directly, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

A US person that owns (directly, indirectly or constructively) 10% or more of the total combined voting power of all classes of stock or 10% or more of the total value of shares of all classes of stock of a foreign corporation is a “US Shareholder” for purposes of Subpart F of the Internal Revenue Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50% of the voting power or value of its stock is owned (directly, indirectly or constructively) by “US Shareholders.” If the Fund is a “US Shareholder” of a CFC, the Fund will be required to include in its gross income for United States federal income tax purposes the CFCs “Subpart F income” (described below), and any GILTI for the CFC's taxable year ending within the Fund's taxable year, whether or not such income is distributed by the CFC.

“Subpart F income” generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. “Subpart F income” also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. GILTI generally includes the active operating profits of the CFC, reduced by a deemed return on the tax basis of the CFC's depreciable tangible assets. The Fund's recognition of “Subpart F income” or GILTI will increase the Fund's tax basis in the CFC. Distributions by a CFC to the Fund will be tax-free, to the extent of its previously undistributed “Subpart F income” or GILTI and will correspondingly reduce the Fund's tax basis in the CFC, and any distributions in excess of the Fund's tax basis in the Subsidiary will be treated as realized gain. Any losses with respect to the Fund's shares of the Subsidiary will not be currently recognized. “Subpart F income” and GILTI are generally treated as ordinary income, regardless of the character of the CFC's underlying income.

Net losses incurred by a CFC during a tax year do not flow through to the Fund and thus will not be available to offset income or capital gain generated from the Fund's other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years. To the extent the Fund invests in the Subsidiary and recognizes “Subpart F” income or GILTI in excess of actual cash distributions from the Subsidiary, if any, it may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. The Fund will not receive any credit in respect of any non-US tax borne by the Subsidiary.

The foregoing is an abbreviated summary of certain federal income tax considerations affecting each Fund and its shareholders. The discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. It is based on current provisions of the Code, the regulations promulgated thereunder, judicial decisions, and administrative pronouncements, all of which are subject to change (which has occurred frequently in recent years), some of which may be retroactive. Prospective investors are urged to consult their own tax advisor for more detailed information and for information regarding other federal tax considerations and any state, local or foreign taxes that may apply to them.

Performance Information

To obtain the Funds' most current performance information, please call 800 523-1918 or visit our website at macquarie.com/mam/performance.

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Performance Information

Performance quotations represent the Funds' past performance and should not be considered as representative of future results. The Funds will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable US securities laws, as they may be revised from time to time by the SEC.

Financial Statements

PricewaterhouseCoopers LLP (“PwC”), which is located at 2001 Market Street, Philadelphia, PA 19103, serves as the independent registered public accounting firm for each Trust and, in its capacity as such, audits the annual financial statements contained in the Funds' Forms N-CSR filed with the SEC. The Funds' Statements of Assets and Liabilities, Schedules of Investments, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, as well as the reports of PwC, the independent registered public accounting firm, for the fiscal year ended March 31, 2025, are included in each Fund's Form N-CSR. The Funds' respective financial statements, Financial Highlights, the notes relating thereto and the reports of PwC listed above are incorporated by reference into this SAI as follows: (i) from the most recent Form N-CSR for Macquarie Healthcare Fund; and (ii) from the most recent Form N-CSR for all other Funds.

Principal Holders

As of June 30, 2025, the Manager believes the following shareholders held of record 5% or more of the outstanding shares of each Class of each Fund. The Manager does not have knowledge of beneficial owners.

Fund/Class	Name and Address of Account	Percentage
MACQUARIE ASSET STRATEGY FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	16.61%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	6.39%
	MORGAN STANLEY SMITH BARNEY LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	9.81%
	NATIONAL FINANCIAL SERVICES LLC (FBO) OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310	8.31%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	9.35%
	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	11.64%
MACQUARIE ASSET STRATEGY FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	13.77%

120

Fund/Class	Name and Address of Account	Percentage
	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	12.97%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	18.17%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	7.36%
	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	11.89%
MACQUARIE ASSET STRATEGY FUND INSTITUTIONAL CLASS	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	5.35%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	46.35%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	6.31%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	6.87%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	5.65%
	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07093	6.37%

121

Principal Holders

Fund/Class	Name and Address of Account	Percentage
	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	7.17%
MACQUARIE ASSET STRATEGY FUND CLASS R6	NATIONWIDE TRUSTCO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	14.00%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	31.53%
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	6.73%
MACQUARIE ASSET STRATEGY FUND CLASS R	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE ST, MIP M200-INVST SPRINGFIELD MA 01111	6.07%
	SAMMONS FINANCIAL NETWORK LLC 4546 CORPORATE DR STE 100 WDM IA 50266-5911	24.10%
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	8.63%
	TALCOTT RESOLUTION LIFE INSURANCE C PO BOX 5051 HARTFORD CT 06102	37.58%
MACQUARIE ASSET STRATEGY FUND CLASS Y	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	9.85%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5.21%
	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	13.99%
	VOYA INSTITUTIONAL TRUST COMPANY ONE ORANGE WAY WINDSOR CT 06095-4773	53.79%
MACQUARIE BALANCED FUND CLASS A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	7.16%

122

Fund/Class	Name and Address of Account	Percentage
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	50.85%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5.14%
MACQUARIE BALANCED FUND CLASS C	AMERICAN ENTERPRISE INVESTMENT SVC 901 SOUTH 3RD AVENUE MINNEAPOLIS MN 55402	11.61%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	5.53%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNTATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	31.29%
	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310	5.19%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	6.60%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	8.97%
	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	7.81%
MACQUARIE BALANCED FUND INSTITUTIONAL CLASS	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	69.08%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5.60%
MACQUARIE BALANCED FUND CLASS R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	17.69%

123

Principal Holders

Fund/Class	Name and Address of Account	Percentage
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	38.75%
	NATIONWIDE TRUSTCO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	8.09%
	OPPENHEIMER & CO INC. FBO DAVID L LAPAN TRUSTEE CARDIAC SERVICES INC PS PL PS PLAN DTD 11/30/90 PAS 6366 N SKYLINE RIDGE DRIVE TUCSON AZ 85718	5.83%
MACQUARIE BALANCED FUND CLASS R	AMERICAN UNITED LIFE INS CO GROUP RETIREMENT ACCOUNT 1 AMERICAN SQ INDIANAPOLIS IN 46282-0002	8.35%
	LINCOLN RETIREMENT SERVICES CO FBO ARMSTRONG AMBULANCE SVC 401K PO BOX 7876 FORT WAYNE IN 46801-7876	24.28%
	SAMMONS FINANCIAL NETWORK LLC 4546 CORPORATE DR STE 100 WDM IA 50266-5911	43.71%
	VOYA INSTITUTIONAL TRUST COMPANY ONE ORANGE WAY WINDSOR CT 06095-4773	11.15%
MACQUARIE BALANCED FUND CLASS Y	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	9.88%
	MINNESOTA LIFE INSURANCE COMPANY 400 ROBERT ST N STE A SAINT PAUL MN 55101-2099	12.80%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	18.48%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	15.18%
	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	27.02%

124

Fund/Class	Name and Address of Account	Percentage
MACQUARIE CORE EQUITY FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	79.31%
MACQUARIE CORE EQUITY FUND CLASS C	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	5.52%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	48.15%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	21.31%
MACQUARIE CORE EQUITY FUND INSTITUTIONAL CLASS	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	7.34%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	73.88%
MACQUARIE CORE EQUITY FUND CLASS R6	BANK OF NEW YORK - MELLON CUST IVY WILSHIRE GLOBAL ALLOCATION MASTER ACCOUNT ATTN ADAM DEITZ 100 INDEPENDENCE 610 MARKET STREET 7TH FLOOR PHILADELPHIA PA 19103	86.66%
MACQUARIE CORE EQUITY FUND CLASS R	ASCENSUS TRUSTCO FBO FISCHO INNOVATION, LLC 401(K) P/S P.O. BOX 10758 FARGO ND 58106-0758 DENVER CO 80202-3304	41.06%
	MATRIX TRUSTCO AGENT FOR ADVISOR TRUST INC CROOKSTON ISD 403B 717 17TH ST STE 1300 DENVER CO 80202-3304	45.42%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	11.90%

125

Principal Holders

Fund/Class	Name and Address of Account	Percentage
MACQUARIE CORE EQUITY FUND CLASS Y	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	63.69%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	13.00%
	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	10.39%
MACQUARIE GLOBAL GROWTH FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	50.18%
	MATRIX TRUST COMPANY CUST. FBO PEN SERV DELAWARE/FORESTERS 717 17TH STREET SUITE 1300 DENVER CO 80202	5.84%
MACQUARIE GLOBAL GROWTH FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	57.77%
MACQUARIE GLOBAL GROWTH FUND INSTITUTIONAL CLASS	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	83.59%
MACQUARIE GLOBAL GROWTH FUND CLASS R6	BOND STREET CUSTODIANS LIMITED ACF MACQUARIE ASSET MANAGEMENT HOLDINGS P/L MACQUARIE BANK C/O INTERNATIONAL OPERATION SHELLEY STREET NO 1 SYDNEY NSW 2000 AUSTRALIA	7.08%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	11.45%
	FIIOC FBO BANK OF CHINA 401(K) PLAN 100 MAGELLAN WAY (KW1C) COVINGTON KY 41015-1987	67.26%

126

Fund/Class	Name and Address of Account	Percentage
MACQUARIE GLOBAL GROWTH FUND CLASS R	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	6.70%
	IVY FUNDS DISTRIBUTOR INC ATTN: TREASURY DEPARTMENT 6301 GLENWOOD ST MISSION KS 66202-4291	20.94%
	SAMMONS FINANCIAL NETWORK LLC 4546 CORPORATE DR STE 100 WDM IA 50266-5911	70.45%
MACQUARIE GLOBAL GROWTH FUND CLASS Y	MILLENNIUM TRUSTCO LLC FBO VARIOUS BENEFICIARIES 2001 SPRING RD STE 700 OAK BROOK IL 60523-1890	37.41%
	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	48.57%
MACQUARIE INTERNATIONAL CORE EQUITY FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	28.96%
	MATRIX TRUST COMPANY CUST. FBO PEN SERV DELAWARE/FORESTERS 717 17TH STREET SUITE 1300 DENVER CO 80202	6.01%
	MORGAN STANLEY SMITH BARNEY LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	8.76%
	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	5.41%
MACQUARIE INTERNATIONAL CORE EQUITY FUND CLASS C	AMERICAN ENTERPRISE INVESTMENT SVC 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	12.27%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	21.80%
	MORGAN STANLEY SMITH BARNEY LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1932	10.15%

127

Principal Holders

Fund/Class	Name and Address of Account	Percentage
	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	8.22%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	10.77%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	5.86%
	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	11.21%
MACQUARIE INTERNATIONAL CORE EQUITY FUND INSTITUTIONAL CLASS	AMERICAN ENTERPRISE INVESTMENT SVC 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	8.81%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	6.07%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	39.33%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	7.87%
	MORGAN STANLEY SMITH BARNEY LLC FOR EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1932	7.87%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	7.27%
MACQUARIE INTERNATIONAL CORE EQUITY FUND CLASS R6	BANK OF NEW YORK - MELLON CUST IVY WILSHIRE GLOBAL ALLOCATION MASTER ACCOUNT ATTN ADAM DEITZ 100 INDEPENDENCE 610 MARKET STREET 7TH FLOOR PHILADELPHIA PA 19103	43.02%

128

Fund/Class	Name and Address of Account	Percentage
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	9.49%
MACQUARIE INTERNATIONAL CORE EQUITY FUND CLASS R	SAMMONS FINANCIAL NETWORK LLC 4546 CORPORATE DR STE 100 WDM IA 50266-5911	65.82%
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	17.45%
MACQUARIE INTERNATIONAL CORE EQUITY FUND CLASS Y	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	13.47%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	6.55%
	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	9.81%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	20.30%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	26.36%
	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	12.26%
MACQUARIE LARGE CAP GROWTH FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	64.85%
MACQUARIE LARGE CAP GROWTH FUND CLASS C	AMERICAN ENTERPRISE INV SVC 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	7.46%

129

Principal Holders

Fund/Class	Name and Address of Account	Percentage
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	34.37%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1NEWYORK PLAZA FL 12 NEWYORK NY 10004-1901	9.28%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	12.33%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	5.51%
	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	10.21%
MACQUARIE LARGE CAP GROWTH FUND INSTITUTIONAL CLASS	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	19.15%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNTATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	55.89%
MACQUARIE LARGE CAP GROWTH FUND CLASS R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	5.75%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	19.10%
	MID ATLANTIC TRUST COMPANY FBO MACATAWA BANK OMNIBUS ACCOUNT 1251 WATERFRONT PLACE SUITE 525 PITTSBURGH PA 15222	16.52%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	14.04%
	VANGUARD FIDUCIARY TR COMPANY PO BOX 2600 VM L20 VALLEY FORGE PA 19482-2600	6.55%

130

Fund/Class	Name and Address of Account	Percentage
MACQUARIE LARGE CAP GROWTH FUND CLASS R	SAMMONS FINANCIAL NETWORK LLC 4546 CORPORATE DR STE 100 WDM IA 50266-5911	9.67%
	TALCOTT RESOLUTION LIFE INSURANCE CO PO BOX 5051 HARTFORD CT 06102	16.59%
MACQUARIE LARGE CAP GROWTH FUND CLASS Y	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	33.30%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	16.49%
	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	6.76%
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	5.73%
	TALCOTT RESOLUTION LIFE INSURANCE CO PO BOX 5051 HARTFORD CT 06102	21.23%
MACQUARIE MID CAP GROWTH FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	43.98%
MACQUARIE MID CAP GROWTH FUND CLASS C	AMERICAN ENTERPRISE INV SVC 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	9.01%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	6.87%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	12.29%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	6.18%

131

Principal Holders

Fund/Class	Name and Address of Account	Percentage
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	9.47%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	26.90%
	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	11.06%
MACQUARIE MID CAP GROWTH FUND INSTITUTIONAL CLASS	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	6.30%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	9.75%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	24.05%
	MORGAN STANLEY SMITH BARNEY LLC FOR EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	10.28%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	8.77%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	5.42%
MACQUARIE MID CAP GROWTH FUND CLASS R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	5.24%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	7.89%

132

Fund/Class	Name and Address of Account	Percentage
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	17.45%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	17.03%
MACQUARIE MID CAP GROWTH FUND CLASS R	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	8.29%
	SAMMONS FINANCIAL NETWORK LLC 4546 CORPORATE DR STE 100 WDM IA 50266-5911	21.08%
	VOYA INSTITUTIONAL TRUST COMPANY ONE ORANGE WAY WINDSOR CT 06095-4773	20.82%
MACQUARIE MID CAP GROWTH FUND CLASS Y	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	11.40%
	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	9.02%
	MINNESOTA LIFE INSURANCE COMPANY 400 ROBERT ST N STE A SAINT PAUL MN 55101-2099	12.60%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	8.48%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	17.82%
	NATIONWIDE LIFE INSURANCE COMPANY DVCA % IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	14.46%

133

Principal Holders

Fund/Class	Name and Address of Account	Percentage
	NATIONWIDE LIFE INSURANCE CO NACO C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	5.35%
	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	5.75%
MACQUARIE MID CAP INCOME OPPORTUNITIES FUND CLASS A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD ST LOUIS MO 63131-3710	10.14%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	56.63%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	6.81%
	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	7.30%
MACQUARIE MID CAP INCOME OPPORTUNITIES FUND CLASS C	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	14.15%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	10.69%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	21.63%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	19.96%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	13.67%
	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	7.82%

134

Fund/Class	Name and Address of Account	Percentage
MACQUARIE MID CAP INCOME OPPORTUNITIES FUND INSTITUTIONAL CLASS	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	14.95%
	CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FUND DEPT 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	11.22%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	30.29%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	16.29%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	6.11%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	7.60%
MACQUARIE MID CAP INCOME OPPORTUNITIES FUND CLASS R6	EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD ST LOUIS MO 63131-3710	39.43%
	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	9.42%
	PRINCIPAL BANK FBO FBO: CITY OF HOUSTON 457 TRUST 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	21.62%
MACQUARIE MID CAP INCOME OPPORTUNITIES FUND CLASS Y	CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FUND DEPT 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	64.59%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	20.33%
MACQUARIE SMID CAP CORE FUND CLASS A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	6.41%

135

Principal Holders

Fund/Class	Name and Address of Account	Percentage
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	53.82%
MACQUARIE SMID CAP CORE FUND CLASS C	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	10.02%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	41.83%
	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	7.91%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	6.98%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	8.80%
	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	11.01%
MACQUARIE SMID CAP CORE FUND INSTITUTIONAL CLASS	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	15.27%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	10.89%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	39.34%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	12.08%
MACQUARIE SMID CAP CORE FUND CLASS R6	AMERICAN UNITED LIFE INS CO GROUP RETIREMENT ACCOUNT 1 AMERICAN SQ INDIANAPOLIS IN 46282-0002	5.90%

136

Fund/Class	Name and Address of Account	Percentage
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD ST LOUIS MO 63131-3710	36.49%
	JOHN HANCOCK LIFE INS CO (USA) TR QUALIFIED 401(K) PLAN JHRPS-TRADING OPS ST6 200 BERKELEY ST FL 3 BOSTON MA 02116-5030	14.40%
	EMPOWER TRUST FBO RECORDKEEPING FOR EMPLOYEE BENEFITS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	17.89%
MACQUARIE SMID CAP CORE FUND CLASS R	AMERICAN UNITED LIFE INS CO GROUP RETIREMENT ACCOUNT AMERICAN SQ INDIANAPOLIS IN 46282-0002	15.63%
	SAMMONS FINANCIAL NETWORK LLC 4546 CORPORATE DR STE 100 WDM IA 50266-5911	35.93%
	VOYA INSTITUTIONAL TRUST COMPANY ONE ORANGE WAY WINDSOR CT 06095-4773	37.94%
MACQUARIE SMID CAP CORE FUND CLASS Y	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	9.00%
	MATRIX TRUST COMPANY CUST. FBO PSP PARTNERS 401K PLAN 717 17TH STREET SUITE 1300 DENVER CO 80202	28.06%
	MINNESOTA LIFE INSURANCE COMPANY 400 ROBERT ST N STE A SAINT PAUL MN 55101-2099	10.22%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	23.51%
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	5.33%
MACQUARIE SMALL CAP GROWTH FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	74.56%

137

Principal Holders

Fund/Class	Name and Address of Account	Percentage
MACQUARIE SMALL CAP GROWTH FUND CLASS C	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	5.63%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	39.97%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	5.21%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	14.58%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	9.09%
	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	5.09%
MACQUARIE SMALL CAP GROWTH FUND INSTITUTIONAL CLASS	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	7.77%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	52.49%
MACQUARIE SMALL CAP GROWTH FUND CLASS R6	CHARLES SCHWAB TRUST BANK CUST KNOX COUNTY ASSET ACCUMULATION 401( (A) PLAN 106197 2423 E LINCOLN DR PHOENIX AZ 85016-1215	6.16%
	EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	5.40%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO DESK 711 HIGH S TRADE T DES MOINES IA 50392-0001	6.80%

138

Fund/Class	Name and Address of Account	Percentage
	JOHN HANCOCK LIFE INS CO (USA) TR QUALIFIED 401(K) PLAN JHRPS-TRADING OPS ST6 200 BERKELEY ST FL 3 BOSTON MA 02116-5030	8.75%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	28.95%
MACQUARIE SMALL CAP GROWTH FUND CLASS R	SAMMONS FINANCIAL NETWORK LLC 4546 CORPORATE DR STE 100 WDM IA 50266-5911	22.62%
	VOYA INSTITUTIONAL TRUST COMPANY ONE ORANGE WAY WINDSOR CT 06095-4773	50.89%
MACQUARIE SMALL CAP GROWTH FUND CLASS Y	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	8.87%
	EMPOWER TRUST FBO EMPOWER BENEFIT GRAND FATHERED PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	20.53%
	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE ST MIP M200-INVST SPRINGFIELD MA 01111	12.64%
	MINNESOTA LIFE INSURANCE COMPANY 400 ROBERT STREET NORTH SAINT PAUL MN 55101	14.54%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	6.38%
	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	7.75%
	TALCOTT RESOLUTION LIFE INSURANCE CO PO BOX 5051 HARTFORD CT 06102	9.81%
MACQUARIE HEALTHCARE FUND CLASS A	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	8.10%
	CHARLES SCHWAB & CO INC SPEC CUSTODY ACCT FOR THE EXCL BNFT OF CUSTS ATTN MUT FDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	8.47%

139

Principal Holders

Fund/Class	Name and Address of Account	Percentage
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	8.05%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	6.32%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	6.94%
	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	6.07%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	6.52%
	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 250 NICOLLET MALL SUITE 1400 MINNEAPOLIS MN 55401-1931	9.40%
	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	9.16%
MACQUARIE HEALTHCARE FUND CLASS C	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	8.62%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	9.51%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	9.73%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	12.33%

140

Fund/Class	Name and Address of Account	Percentage
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	6.79%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	8.31%
	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	29.40%
MACQUARIE HEALTHCARE FUND INSTITUTIONAL CLASS	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	15.14%
	CHARLES SCHWAB & CO INC SPEC CUSTODY ACCT FOR THE EXCL BNFT OF CUSTS ATTN MUT FDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	6.28%
	LIU-ER CHEN AND DAWN DING JT WROS SUBJECT TO DSCI TOD RULES 33 GREEN HILL RD BROOKLINE MA 02445-5906	12.19%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	13.92%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	7.82%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	7.41%
	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	7.41%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5.03%

141

Principal Holders

Fund/Class	Name and Address of Account	Percentage
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	8.32%
	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	5.25%
MACQUARIE HEALTHCARE FUND CLASS R	ASCENSUS TRUST COMPANY FBO TRUTH FOR LIFE RETIREMENT PLAN P.O. BOX 10758 FARGO, ND 58106	17.58%
	MATRIX TRUST COMPANY TRUSTEE FBO SYMPHONY PLACEMENTS 401(K) AND PSP 717 17TH STREET SUITE 1300 DENVER CO 80202	5.67%
	MID ATLANTIC TRUST COMPANY FBO DELASOFT INC 401(K) PROFIT SHARING 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH, PA 15222	6.65%
	MID ATLANTIC TRUST COMPANY FBO DRAKE READY MIX, INC. 401(K) PROFIT 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH, PA 15222	5.60%
	STATE STREET BANK AND TRUST TTEE AND/OR CUSTODIAN (FBO) ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	21.29%
MACQUARIE NATURAL RESOURCES FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	42.98%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	6.51%
	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	9.00%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	6.68%

142

Fund/Class	Name and Address of Account	Percentage
	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	6.09%
MACQUARIE NATURAL RESOURCES FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	36.70%
	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	31.25%
MACQUARIE NATURAL RESOURCES FUND INSTITUTIONAL CLASS	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	29.96%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	22.22%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	12.35%
	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07094	8.23%
	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	5.95%
MACQUARIE NATURAL RESOURCES FUND CLASS R6	BOND STREET CUSTODIANS LIMITED ACF MACQUARIE ASSET MANAGEMENT HOLDINGS P/L MACQUARIE BANK C/O INTERNATIONAL OPERATION SHELLEY STREET NO 1 SYDNEY NSW 2000 AUSTRALIA	13.26%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	8.65%

143

Principal Holders

Fund/Class	Name and Address of Account	Percentage
	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	5.15%
	NATIONWIDE TRUSTCO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	6.00%
	OPPENHEIMER & CO INC. FBO ALICE HILF PAS 14006 SE 90TH ST NEWCASTLE WA 98059	6.86%
	OPPENHEIMER & CO INC. FBO DONNA COHAN-BROOKS PAS ACCOUNT 8224 2ND AVE NE SEATTLE WA 98115-4012	5.82%
	THE LINCOLN LIFE INSURANCE COMPANY 1300 S CLINTON ST MSC 5C00 FORT WAYNE IN 46802-3506	10.79%
MACQUARIE NATURAL RESOURCES FUND CLASS R	SAMMONS FINANCIAL NETWORK LLC 4546 CORPORATE DR STE 100 WDM IA 50266-5911	15.69%
	TALCOTT RESOLUTION LIFE INSURANCE C PO BOX 5051 HARTFORD CT 06102	60.43%
MACQUARIE NATURAL RESOURCES FUND CLASS Y	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5.77%
	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	9.50%
	TALCOTT RESOLUTION LIFE INSURANCE C PO BOX 5051 HARTFORD CT 06102	59.98%
MACQUARIE REAL ESTATE SECURITIES FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	67.19%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5.84%
MACQUARIE REAL ESTATE SECURITIES FUND CLASS C	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	10.49%

144

Fund/Class	Name and Address of Account	Percentage
	BNYM I S TRUST CO CUST SIMPLE IRA BELL COMPOSITES INC FBO THEODORE PAULSEN PO BOX 467 CHISAGO CITY MN 55013-0467	6.90%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	32.23%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	25.05%
MACQUARIE REAL ESTATE SECURITIES FUND INSTITUTIONAL CLASS	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	80.50%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	6.20%
MACQUARIE REAL ESTATE SECURITIES FUND CLASS R6	BOND STREET CUSTODIANS LIMITED ACF MACQUARIE ASSET MANAGEMENT HOLDINGS P/L MACQUARIE BANK C/O INTERNATIONAL OPERATION SHELLEY STREET NO 1 SYDNEY NSW 2000 AUSTRALIA	24.01%
	EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	8.37%
	MATRIX TRUST COMPANY AS AGENT FOR NEWPORT TRUST COMPANY DRAPER AND KRAMER DEFERRED COMPENSA 35 IRON POINT CIRCLE SUITE 300 FOLSOM CA 95630	30.67%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	29.97%
MACQUARIE REAL ESTATE SECURITIES FUND CLASS R	ASCENSUS TRUST COMPANY FBO EXECUTIVE MARKETING CONSULTANTS INC PO BOX 10758 FARGO ND 58106-0758	5.51%
	MATRIX TRUST COMPANY CUST. FBO TRANSOPTIONS, INC. 717 17TH STREET SUITE 1300 DENVER CO 80202	5.81%

145

Principal Holders

Fund/Class	Name and Address of Account	Percentage
	MID ATLANTIC TRUST COMPANY FBO ENIGMA SOLUTIONS INC 401(K) PROFIT 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH PA 15222-4228	5.26%
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	71.09%
MACQUARIE REAL ESTATE SECURITIES FUND CLASS Y	ASCENSUS TRUST COMPANY FBO ACORN DISTRIBUTORS INC 401K PSP P.O. BOX 10758 FARGO, ND 58106	7.07%
	MINNESOTA LIFE INSURANCE COMPANY 400 ROBERT ST N STE A SAINT PAUL MN 55101-2099	75.57%
	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	9.45%
MACQUARIE SCIENCE AND TECHNOLOGY FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	65.58%
MACQUARIE SCIENCE AND TECHNOLOGY FUND CLASS C	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	8.66%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	8.84%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	32.46%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	11.53%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	9.07%
	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	6.22%

146

Fund/Class	Name and Address of Account	Percentage
MACQUARIE SCIENCE AND TECHNOLOGY FUND INSTITUTIONAL CLASS	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	55.51%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	6.05%
MACQUARIE SCIENCE AND TECHNOLOGY FUND CLASS R6	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	7.19%
	EMPOWER TRUST FBO BROWN AND CALDWELL SAVINGS PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	10.82%
	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	5.73%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	16.60%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	7.13%
	VOYA INSTITUTIONAL TRUST COMPANY ONE ORANGE WAY WINDSOR CT 06095-4773	7.18%
	VOYA RETIREMENT INSURANCE AND ANNUITY CO ONE ORANGE WAY WINDSOR CT 06095-4773	6.22%
MACQUARIE SCIENCE AND TECHNOLOGY FUND CLASS R	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE STREET MIP M200-INVST SPRINGFIELD MA 01111	7.49%
	SAMMONS FINANCIAL NETWORK LLC 4546 CORPORATE DR STE 100 WDM IA 50266-5911	31.27%
	TALCOTT RESOLUTION LIFE INSURANCE C PO BOX 5051 HARTFORD CT 06102	19.76%
	VOYA INSTITUTIONAL TRUST COMPANY ONE ORANGE WAY WINDSOR CT 06095-4773	17.74%

147

Principal Holders

Fund/Class	Name and Address of Account	Percentage
MACQUARIE SCIENCE AND TECHNOLOGY FUND CLASS Y	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	7.30%
	EMPOWER ANNUITY INSURANCE FBO FUTURE FUNDS II 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	8.00%
	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	8.30%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	6.62%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	24.13%
	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	9.72%
	TALCOTT RESOLUTION LIFE INSURANCE C PO BOX 5051 HARTFORD CT 06102	5.95%
	VOYA RETIREMENT INSURANCE AND ANNUITY CO ONE ORANGE WAY WINDSOR CT 06095-4773	20.00%
MACQUARIE GLOBAL BOND FUND CLASS A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	5.11%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	66.17%
MACQUARIE GLOBAL BOND FUND CLASS C	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	13.47%

148

Fund/Class	Name and Address of Account	Percentage
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	44.42%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5.31%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	15.90%
	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	10.22%
MACQUARIE GLOBAL BOND FUND INSTITUTIONAL CLASS	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	26.40%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	6.90%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	30.63%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	9.42%
	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	13.20%
MACQUARIE GLOBAL BOND FUND CLASS R6	AMERICAN UNITED LIFE INS CO UNIT INVESTMENT TRUST 1 AMERICAN SQ INDIANAPOLIS IN 46282-0002	9.55%

149

Principal Holders

Fund/Class	Name and Address of Account	Percentage
	BANK OF NEW YORK - MELLON CUST MACQUARIE GLOBAL ALLOCATION MASTER ACCOUNT ATTN ADAM DEITZ 100 INDEPENDENCE 610 MARKET STREET 7TH FLOOR PHILADELPHIA PA 19103	33.99%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	7.23%
	EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	5.35%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	42.07%
MACQUARIE GLOBAL BOND FUND CLASS R	ASCENSUS TRUST COMPANY FBO MODERN GLASS, PAINT & TILE COMPANY P.O. BOX 10758 FARGO, ND 58106	50.85%
	ASCENSUS TRUSTCO FBO DENNIS F MEYER INC 401K PO BOX 10758 FARGO ND 58106-0758	10.14%
	SAMMONS FINANCIAL NETWORK LLC 4546 CORPORATE DR STE 100 WDM IA 50266-5911	15.45%
MACQUARIE GLOBAL BOND FUND CLASS Y	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	79.85%
	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	6.06%
MACQUARIE HIGH INCOME FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	42.62%
	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	5.16%

150

Fund/Class	Name and Address of Account	Percentage
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5.50%
MACQUARIE HIGH INCOME FUND CLASS C	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	24.27%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	19.39%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	17.55%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	6.00%
	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	16.27%
MACQUARIE HIGH INCOME FUND INSTITUTIONAL CLASS	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	9.35%
	CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FUND DEPT 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	5.37%
	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	45.36%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	13.45%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5.21%
	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	5.39%

151

Principal Holders

Fund/Class	Name and Address of Account	Percentage
MACQUARIE HIGH INCOME FUND CLASS R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	6.78%
	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	7.81%
	MATRIX TRUST COMPANY CUST. FBO CONNECTYOURCARE, LLC 717 17TH STREET SUITE 1300 DENVER CO 80202	10.31%
	NATIONWIDE TRUSTCO FSB FBO PARTICIPATING RETIREMENT PLANS NTC-PLNS C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	5.95%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	8.91%
	VOYA INSTITUTIONAL TRUST COMPANY ONE ORANGE WAY WINDSOR CT 06095-4773	5.97%
MACQUARIE HIGH INCOME FUND CLASS R	SAMMONS FINANCIAL NETWORK LLC 4546 CORPORATE DR STE 100 WDM IA 50266-5911	39.84%
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	6.19%
	VOYA INSTITUTIONAL TRUST COMPANY ONE ORANGE WAY WINDSOR CT 06095-4773	40.05%
MACQUARIE HIGH INCOME FUND CLASS Y	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	25.87%
	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	14.06%

152

Fund/Class	Name and Address of Account	Percentage
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	10.49%
	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	6.21%
	NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	9.82%

153

Appendix A — Description of Ratings

Corporate Obligation Ratings

Moody's Investment Grade

Aaa: Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Bonds rated Aa are judged to be high quality and are subject to very low credit risk.

A: Bonds rated A are considered upper medium-grade obligations and are subject to low credit risk.

Baa: Bonds rated Baa are subject to moderate credit risk and are considered medium-grade obligations. As such they may have certain speculative characteristics.

Moody's Below Investment Grade

Ba: Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Bonds rated B are considered speculative and are subject to high credit risk.

Caa: Bonds rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Bonds rated Ca are considered highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Bonds rated C are the lowest rated class of bonds and are typically in default. They have little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P®

The issue rating definitions are expressions in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

Investment Grade

AAA: This is the highest rating assigned by S&P to a debt obligation. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Obligations rated AA differ from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Obligations rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher ratings categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Obligations rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Below Investment Grade

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

154

C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. The C rating is also assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is still making payments.

D: Obligations rated D are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks and highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.

Short-Term Debt Ratings

Moody's

Moody's short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs and to individual short-term debt instruments. These obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. Moody's employs the following designations to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.

P-2 (Prime-2): Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3): Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P®

S&P's ratings are a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the US, for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1: This designation indicates that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.

A-3: Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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Appendix A — Description of Ratings

AI-JULY 7/25

156

PART C
(Ivy Funds)
File Nos. 033-45961/811-06569
Post-Effective Amendment No. 212

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:
	(a)	Articles of Incorporation.
		(1)	Amended and Restated Agreement and Declaration of Trust (August 15, 2017) incorporated into this filing by reference to Post-Effective Amendment No. 146 filed September 1, 2017.
			(i)	Amended and Restated Schedule A (June 30, 2025) to the Amended and Restated Agreement and Declaration of Trust attached as Exhibit No. EX-99.a.1.i.
	(b)	By-Laws. By-Laws (November 13, 2008) incorporated into this filing by reference to Post-Effective Amendment No. 65 filed January 29, 2010.
	(c)	Instruments Defining Rights of Security Holders. None other than those contained in Exhibits (a) and (b).
	(d)	Investment Advisory Contracts.
(1)

Investment Management Agreement (April 30, 2021) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 180 filed July 28, 2021.

			(i)	Amendment No. 2 to Exhibit A (December 31, 2024) of the Investment Management Agreement incorporated into this filing by reference to Post-Effective Amendment No. 209 filed January 28, 2025.
(2)

Second Amended and Restated Sub-Advisory Agreement (Active Management) (March 2021) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited incorporated into this filing by reference to Post-Effective Amendment No. 200 filed August 1, 2022.

(i)

Amendment No. 2 (August 5, 2022) to Exhibit A of the Sub-Advisory Agreement (Active Management) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(3)

Sub-Advisory Agreement (Delaware Equity Funds) (May 30, 2019) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited incorporated into this filing by reference to Post-Effective Amendment No. 200 filed August 1, 2022.

(i)

Amendment No. 3 (August 5, 2022) to Schedule 1 of the Sub-Advisory Agreement (Global Equity) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(4)

Sub-Advisory Agreement (Delaware Fixed Income Funds) (May 30, 2019) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited incorporated into this filing by reference to Post-Effective Amendment No. 200 filed August 1, 2022.

(i)

Amendment No. 4 (April 3, 2023) to Schedule 1 of the Sub-Advisory Agreement between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited (Global Fixed Income) incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(5)

Sub-Advisory Agreement (Fixed Income) (May 30, 2019) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Europe Limited incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

(i)

Amendment No. 3 (April 3, 2023) to Schedule 1 of the Sub-Advisory Agreement (Global Fixed Income) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Europe Limited incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(6)

Second Amended and Restated Sub-Advisory Agreement (January 2, 2021) (Active Management Equity Funds) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Austria Kapitalanlage AG and incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(i)

Amendment No. 3 (October 30, 2024) to Exhibit A of the Second Amended and Restated Sub-Advisory Agreement between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Austria Kapitalanlage AG (Active Management Equity Funds) incorporated into this filing by reference to Post-Effective Amendment No. 208 filed October 28, 2024.

1

(7)

Investment Advisory Expense Limitation Letter (July 2025) from Delaware Management Company (a series of Macquarie Investment Management Business Trust) relating to the Macquarie Balanced Fund, et al. attached as Exhibit No. EX-99.d.7.

(8)

Investment Advisory Expense Limitation Letter (October 23, 2024) from Delaware Management Company (a series of Macquarie Investment Management Business Trust) relating to the Macquarie Global Allocation Fund incorporated into this filing by reference to Post-Effective Amendment No. 208 filed October 28, 2024.

(e)	Underwriting Contracts.
	(1)	Distribution Agreements.
		(i)	Distribution Agreement (April 30, 2021) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 180 filed July 28, 2021.
		(ii)	Amendment No. 2 (January 1, 2025) to Schedule I to the Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 209 filed January 28, 2025.
	(2)	Form of Dealer’s Agreement incorporated into this filing by reference to Post-Effective Amendment No. 209 filed January 28, 2025.
	(3)	Form of Registered Investment Advisers Agreement attached as Exhibit No. EX-99.e.3.
	(4)	Form of Bank/Trust Agreement incorporated into this filing by reference to Post-Effective Amendment No. 209 filed January 28, 2025.
(f)	Bonus or Profit Sharing Contracts. Not applicable.
(g)	Custodian Agreements.
(1)

Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

		(i)	Amendment No. 2 (July 1, 2017) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.
		(ii)	Amendment No. 4 (July 19, 2019) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.
		(iii)	Amendment No. 5 (December 31, 2021) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.
		(iv)	Amendment No. 6 (December 31, 2021) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.
		(v)	Amendment No. 7 (June 30, 2024) to Mutual Fund Custody and Services Agreement attached as Exhibit No. EX-99.g.1.v.
		(vi)	Amendment No. 8 (April 1, 2025) to Mutual Fund Custody and Services Agreement attached as Exhibit No. EX-99.g.1.vi.
		(vii)	Amendment No. 9 (April 25, 2025) to Mutual Fund Custody and Services Agreement attached as Exhibit No. EX-99.g.1.vii.
(h)	Other Material Contracts.
	(1)	Shareholder Services Agreement between Delaware Investments Fund Services Company and the Registrant to be filed by Amendment.
(i)	Amended and Restated Schedule B (June 25, 2022) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.
(2)

Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

(i)

Amendment No. 1 (July 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

(ii)

Amendment No. 2 (October 11, 2021) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

(iii)

Amendment No. 3 (December 31, 2021) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

(iv)

Amendment No. 4 (January 31, 2022) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

(v)	Amendment No. 5 (effective May 31, 2024) to Amended and Restated Fund Accounting and Financial Administration Services Agreement attached as Exhibit No. EX-99.h.2.v.
(vi)	Amendment No. 6 (July 30, 2024) to Amended and Restated Fund Accounting and Financial Administration Services Agreement attached as Exhibit No. EX-99.h.2.vi.

2

(vii)	Amendment No. 7 (April 1, 2025) to Amended and Restated Fund Accounting and Financial Administration Services Agreement attached as Exhibit No. EX-99.h.2.vii.
(viii)	Amendment No. 8 (April 25, 2025) to Amended and Restated Fund Accounting and Financial Administration Services Agreement attached as Exhibit No. EX-99.h.2.viii.
(3)

Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.

(i)

Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.

(ii)

Amendment No. 1 (September 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.

(iii)

Amendment No. 2 (October 11, 2021) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.

(iv)

Amendment No. 3 (effective October 1, 2023) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(v) Amendment No. 4 (April 1, 2025) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement attached as Exhibit No. EX-99.h.3.v.
(i)	Legal Opinion.
(1)

Opinion and Consent of Counsel (July 28, 2021) with respect to the Macquarie Asset Strategy Fund et al. incorporated into this filing by reference to Post-Effective Amendment No. 180 filed July 28, 2021.

(2)

Opinion and Consent of Counsel (October, 27, 2021) with respect to the Macquarie Global Allocation Fund incorporated into this filing by reference to Post-Effective Amendment No. 184 filed October 28, 2021.

(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm (July 2025) relating to Macquarie Asset Strategy Fund, et al. attached as Exhibit No. EX-99.j.
(k)	Omitted Financial Statements. Not applicable.
(l)	Initial Capital Agreements. Not applicable.
(m)	Rule 12b-1 Plan.
(1)

Amended Distribution and Service Plan under Rule 12b-1 for Class A, Class C, Class R and Class Y Shares of Beneficial Interest (June 10, 2022) incorporated into this filing by reference to Post-Effective Amendment No. 200 filed August 1, 2022.

(n)	Rule 18f-3 Plan.
(1) Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 (May 18, 2022) incorporated into this filing by reference to Post-Effective Amendment No. 200 filed August 1, 2022.
(i) Amended and Restated Appendix A (December 31, 2024) to the Ivy Funds Rule 18f-3 Multi- Class Plan incorporated into this filing by reference to Post-Effective Amendment No. 209 filed January 28, 2025.
(o)	Reserved.
(p)	Codes of Ethics.
(1)

Code of Ethics for Macquarie Asset Management, Delaware Funds by Macquarie, Optimum Fund Trust and Macquarie ETF Trust (August 2024) incorporated into this filing by reference to Post-Effective Amendment No. 209 filed January 28, 2025.

(2) Code of Ethics for Macquarie Investment Management Austria Kapitalanlage AG (June 2021) incorporated into this filing by reference to Post-Effective Amendment No. 180 filed July 28, 2021.
(3) Code of Ethics for Macquarie Investment Management Europe Limited (May 2025) attached as Exhibit EX-99.p.3.
(4) Code of Ethics for Macquarie Investment Management Global Limited (February 28, 2021) incorporated into this filing by reference to Post-Effective Amendment No. 180 filed July 28, 2021.
(q)	Other.
(1) Power of Attorney for Shawn K. Lytle (January 20, 2022) incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.
(2) Power of Attorney for Jerome D. Abernathy (January 20, 2022) incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.

3

	(3)	Power of Attorney for Ann D. Borowiec (January 20, 2022) incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.
	(4)	Power of Attorney for Joseph W. Chow (January 20, 2022) incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.
	(5)	Power of Attorney for H. Jeffrey Dobbs (January 20, 2022) incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.
	(6)	Power of Attorney for John A. Fry (January 20, 2022) incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.
	(7)	Power of Attorney for Joseph Harroz, Jr. (January 20, 2022) incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.
	(8)	Power of Attorney for Sandra A.J. Lawrence (January 20, 2022) incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.
	(9)	Power of Attorney for Francis A. Sevilla-Sacasa (January 20, 2022) incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.
	(10)	Power of Attorney for Thomas K. Whitford (January 20, 2022) incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.
	(11)	Power of Attorney for Christianna Wood (January 20, 2022) incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.
	(12)	Power of Attorney for Richard Salus (January 20, 2022) incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.
Item 29.	Persons Controlled by or Under Common Control with the Registrant. None.
Item 30.

Indemnification.  Reference is made to Article 15 of the Distribution Agreement, filed by EDGAR on July 28, 2021 as Exhibit No. EX-99.e.1.i to Post-Effective Amendment No. 180 and to Article VII of the Amended and Restated Agreement and Declaration of Trust, filed by EDGAR on September 1, 2017, as Exhibit No. EX-99.a.18 to Post-Effective Amendment No. 146, each of which provide indemnification. Also refer to Section 3817 of the Delaware Statutory Trust Act.

Registrant undertakes to carry out all indemnification provisions of its Trust Instrument and the above-described contract in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser.

Delaware Management Company (the “Manager”), a series of Macquarie Investment Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Macquarie Funds (Delaware Group® Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds II, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Pooled® Trust, Delaware VIP® Trust, Ivy Variable Insurance Portfolios, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Tax Free Funds), Macquarie ETF Trust and Optimum Fund Trust, as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees and/or officers of other Macquarie Funds, Macquarie ETF Trust and Optimum Fund Trust. A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Macquarie Funds (see Item 32 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Macquarie Funds.

The Manager, located at 100 Independence, 610 Market Street, Philadelphia, PA, 19106-2354, is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of Macquarie Management Holdings, Inc. (MMHI). MMHI is a wholly owned subsidiary of Macquarie Group Limited. Information on the directors and officers of the Manager set forth in its Form ADV filed with the U.S. Securities and Exchange Commission (File No. 801-32108) is incorporated into this filing by reference. The Manager, with the approval of the Registrant’s board of trustees, selects sub-advisors for certain series of the Registrant. The following companies, all of which are registered investment advisers, serve as sub-advisors for the specified series of the Registrant.

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), located at Kaerntner Strasse 28, 1010 Vienna, Austria, serves as a sub-advisor to the Macquarie Asset Strategy Fund, Macquarie Balanced Fund, Macquarie Global Allocation Fund, Macquarie Global Bond Fund and Macquarie High Income Fund. MIMAK is an affiliate of the Manager and a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. Information on the directors and officers of MIMAK set forth in its Form ADV filed with the U.S. Securities and Exchange Commission (File No. 801-113118) is incorporated into this filing by reference.

4

Macquarie Investment Management Europe Limited (MIMEL), located at 28 Ropemaker Street, London, England, serves as a sub-advisor to the Macquarie Asset Strategy Fund, Macquarie Balanced Fund, Macquarie Global Bond Fund, Macquarie High Income Fund and Macquarie Real Estate Securities Fund. MIMEL is an affiliate of the Manager and a part of MAM. Information on the directors and officers of MIMEL set forth in its Form ADV filed with the U.S. Securities and Exchange Commission (File No. 801-111954) is incorporated into this filing by reference.

Macquarie Investment Management Global Limited (MIMGL), located at 1 Elizabeth Street, Sydney NSW 2000, Australia, serves as a sub-advisor to the Macquarie Asset Strategy Fund, Macquarie Balanced Fund, Macquarie Climate Solutions Fund, Macquarie Core Equity Fund, Macquarie Global Bond Fund, Macquarie Global Growth Fund, Macquarie High Income Fund, Macquarie International Core Equity Fund, Macquarie Large Cap Growth Fund, Macquarie Mid Cap Growth Fund, Macquarie Mid Cap Income Opportunities Fund, Macquarie Natural Resources Fund, Macquarie Real Estate Securities Fund, Macquarie Science and Technology Fund, Macquarie Small Cap Growth Fund, Macquarie Smid Cap Core Fund and Macquarie Systematic Emerging Markets Equity Fund. MIMGL is an affiliate of the Manager and a part of MAM. Information on the directors and officers of MIMGL set forth in its Form ADV filed with the U.S. Securities and Exchange Commission (File No. 801-106854) is incorporated into this filing by reference.

Item 32.	Principal Underwriters.
	(a)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Macquarie Funds and the Optimum Fund Trust.
(b)

Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital Management	Limited Partner	None
Delaware Investments Distribution Partner, Inc.	Limited Partner	None
Paul Ames	President/Head of Institutional Distribution, Client Solutions Group (CSG) Americas/Executive Director	None
Christopher J. Calhoun	Senior Vice President/Head of Retail Client Experience/Division Director	Senior Vice President/Head of Retail Client Experience
David Chorba	Senior Vice President/National Sales Manager, CSG AMER/Division Director	None
Anthony G. Ciavarelli	Senior Vice President/Associate General Counsel/Assistant Secretary/Division Director	Senior Vice President/Associate General Counsel/Assistant Secretary
David F. Connor	Senior Vice President/General Counsel, Public Investments America/Secretary/Division Director	Senior Vice President/Assistant Secretary
Michael E. Dresnin	Senior Vice President/Associate General Counsel/Assistant Secretary/Division Director	Senior Vice President/Associate General Counsel/Assistant Secretary
Jamie Fox	Senior Vice President/Divisional Sales Manager, CSG Americas/Division Director	None
Daniel V. Geatens	Senior Vice President/Head of US Fund Administration/Division Director	Senior Vice President/Treasurer
Robert T. Haenn	Senior Vice President/Channel Head-Strategic Relationship, CSG Americas/Division Director	None
Milissa Hutchinson	Senior Vice President/Head of US Wealth/Division Director	None
Michael Q. Mahoney	Senior Vice President/DD, TA & Intermediary Services/Division Director	Vice President/Head of US Service Provider Management
Susan L. Natalini	Senior Vice President/Chief Administrative Officer/Division Director	Senior Vice President/Chief Operations Officer – Equity and Fixed Income Investments
Richard Salus	Senior Vice President/Global Head of Fund Services/Division Director	Senior Vice President/Chief Financial Officer
Emilia P. Wang	Senior Vice President/Associate General Counsel/Assistant Secretary/Division Director	Senior Vice President/Associate General Counsel/Assistant Secretary/Division Director
Kathryn R. Williams	Senior Vice President/Deputy General Counsel/Assistant Secretary/Division Director	Senior Vice President/Deputy General Counsel/Assistant Secretary

5

Marty Wolin	Senior Vice President/Chief Compliance Officer/Division Director	Senior Vice President/Chief Compliance Officer
Jennifer Craig	Vice President/Associate Director, US Intermediary Services/Associate Director	None
Catherine DiValentino	Vice President/Associate General Counsel/Assistant Secretary/Associate Director	Assistant Vice President/Associate General Counsel/Assistant Secretary
Stephen Hoban	Vice President/Treasurer/Associate Director	Vice President/Financial Management
Konstantine C. Mylonas	Vice President/Senior Relationship Manager, SRG, CSG Americas/Associate Director	None
Philip A. Shipp	Vice President/Associate General Counsel/Assistant Secretary/Associate Director	Vice President/Associate General Counsel/Assistant Secretary
Augustas Baliulis	Assistant Vice President/Associate General Counsel/Assistant Secretary/Senior Manager-Legal	Assistant Vice President/Associate General Counsel/Assistant Secretary
Aaron Buser	Assistant Vice President/Associate General Counsel/Assistant Secretary/Associate Director	Vice President/General Counsel/Secretary
Debra J. Lenzner	Assistant Vice President/Head of Legal Administration	Assistant Vice President/Head of Legal Administration
Ross Oklewicz	Assistant Vice President/Associate General Counsel/Assistant Secretary/Associate Director	Assistant Vice President/Associate General Counsel/Assistant Secretary
Alexander Lenoir	Anti-Money Laundering Officer/Division Director	None
(c) Not applicable.
Item 33.

Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are maintained by the following entities: Delaware Management Company, Delaware Investments Fund Services Company and Delaware Distributors, L.P. (100 Independence, 610 Market Street, Philadelphia, PA 19106-2354); BNY Mellon Investment Servicing (US) Inc. (500 Ross Street, 154-0520, Pittsburgh, PA 15262); and The Bank of New York Mellon (240 Greenwich Street, New York, NY 10286-0001).

Item 34.	Management Services. None.
Item 35.	Undertakings. Not applicable.

6

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 29th day of July, 2025.

IVY FUNDS

By:	/s/ Shawn K. Lytle
Shawn K. Lytle President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Shawn K. Lytle		President/Chief Executive Officer	July 29, 2025
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	July 29, 2025
Jerome D. Abernathy

Ann D. Borowiec	*	Trustee	July 29, 2025
Ann D. Borowiec

Joseph W. Chow	*	Trustee	July 29, 2025
Joseph W. Chow

H. Jeffrey Dobbs	*	Trustee	July 29, 2025
H. Jeffrey Dobbs

John A. Fry	*	Trustee	July 29, 2025
John A. Fry

Joseph Harroz, Jr.	*	Trustee	July 29, 2025
Joseph Harroz, Jr.

Sandra A.J. Lawrence	*	Trustee	July 29, 2025
Sandra A.J. Lawrence

Frances A. Sevilla-Sacasa	*	Trustee	July 29, 2025
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Chair and Trustee	July 29, 2025
Thomas K. Whitford

Christianna Wood	*	Trustee	July 29, 2025
Christianna Wood

Richard Salus	*	Senior Vice President/Chief Financial Officer	July 29, 2025
Richard Salus		(Principal Financial Officer/Chief Accounting Officer/Controller)

*By: /s/ Shawn K. Lytle
Shawn K. Lytle
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS
TO
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Ivy Funds N-1A)

Exhibit No.	Exhibit
EX-99.a.1.i	Amended and Restated Schedule A (June 30, 2025) to the Amended and Restated Agreement and Declaration of Trust.
EX-99.d.7	Investment Advisory Expense Limitation Letter (July 2025) from Delaware Management Company (a series of Macquarie Investment Management Business Trust) relating to the Macquarie Balanced Fund, et al.
EX-99.e.3	Form of Registered Investment Advisers Agreement
EX-99.g.1.v	Amendment No. 7 (June 30, 2024) to Mutual Fund Custody and Services Agreement
EX-99.g.1.vi	Amendment No. 8 (April 1, 2025) to Mutual Fund Custody and Services Agreement
EX-99.g.1.vii	Amendment No. 9 (April 25, 2025) to Mutual Fund Custody and Services Agreement
EX-99.h.2.v	Amendment No. 5 (effective May 31, 2024) to Amended and Restated Fund Accounting and Financial Administration Services Agreement
EX-99.h.2.vi	Amendment No. 6 (July 30, 2024) to Amended and Restated Fund Accounting and Financial Administration Services Agreement
EX-99.h.2.vii	Amendment No. 7 (April 1, 2025) to Amended and Restated Fund Accounting and Financial Administration Services Agreement
EX-99.h.2.viii	Amendment No. 8 (April 25, 2025) to Amended and Restated Fund Accounting and Financial Administration Services Agreement
EX-99.h.3.v	Amendment No. 4 (April 1, 2025) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement
EX-99.j	Consent of Independent Registered Public Accounting Firm (July 2025) relating to Macquarie Asset Strategy Fund, et al.
EX-99.p.3	Code of Ethics for Macquarie Investment Management Europe Limited (May 2025)